UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-4415

COLLEGE RETIREMENT EQUITIES FUND
(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

     Lisa Snow, Esq.
c/o TIAA-CREF 730 Third Avenue,
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Item 1. Reports to Stockholders.

2005 SEMIANNUAL REPORT
COLLEGE RETIREMENT EQUITIES FUND
JUNE 30, 2005 Financial statements (unaudited) including summary portfolios of investments
Stock	Equity Index
Growth	Bond Market
Global Equities	Social Choice
Money Market	Inflation-Linked Bond

Sign up for electronic delivery at www.tiaa-cref.org/howto/edelivery.html

PERFORMANCE OVERVIEW AS OF JUNE 30, 2005

		Average annual compound rates
		of total return
	Inception				Since
	date	1 year	5 years	10 years	inception
EQUITIES
CREF Stock	8/1/1952	8.86%	–1.46%	9.00%	10.43%
CREF Global Equities	5/1/1992	8.43	–3.85	6.85	8.62
CREF Equity Index	4/29/1994	7.59	–1.68	9.74	10.70
CREF Growth	4/29/1994	1.55	–11.90	6.13	7.64

EQUITIES & FIXED INCOME
CREF Social Choice	3/1/1990	6.80	2.16	9.08	10.08

FIXED INCOME
CREF Bond Market	3/1/1990	6.65	7.30	6.64	7.56
CREF Inflation-Linked Bond	5/1/1997	8.98	9.55	—	7.63
CREF Money Market*	4/1/1988	1.87	2.35	3.87	4.75

NET ANNUALIZED YIELD		NET ANNUALIZED YIELD
(30-day period ended 6/30/2005)		(7-day period ended 6/28/2005)
	Effective			Current	Effective
CREF Bond Market	3.91%	CREF Money Market*		2.82%	2.86%

*	As with all the CREF variable annuity accounts, the funds you invest in the CREF Money Market Account are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The current yield more closely reflects current earnings than does the total return.

The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 842-2252.

The CREF variable annuity accounts are not promoted or sponsored by, or affiliated with, the Frank Russell Company.

Understanding this report

This report contains information about your CREF accounts and analyzes their recent results. It is a snapshot of the accounts at the end of a six-month period and can be a useful tool in evaluating your investments. The report includes four main sections.

  The performance overview on the facing page shows returns for each of the CREF accounts as of June 30, 2005.
  The letter from CREF’s chief investment officer describes how recent economic conditions affected the financial markets.
  The account performance section compares each account’s returns with those of its benchmark and its peer group. This section also provides important expense information and discusses the major factors affecting each account’s performance.
  The financial statements contain detailed information about the operations and financial condition of each account.

We want to remind you that the accounts’ current returns are available at the end of every business day from our automated telephone service or from the TIAA-CREF Web Center.

     As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. Please visit the Web Center at www.tiaa-cref.org, or call 800 842-2776 for a prospectus that contains this and other important information. We urge you to read it carefully before investing.

Contents

Report to CREF participants	2	Social Choice Account	33
		Inflation-Linked Bond Account	37
More information for CREF participants	4
Special terms	5	Summary portfolios of investments	41
Understanding investment risk	6	Financial statements
		Statements of assets and liabilities	76
Important information about expenses	8	Statements of operations	79
Account performance		Statements of cash flows	82
Stock Account	9	Statements of changes in net assets	83
Growth Account	13	Notes to financial statements	89
Global Equities Account	17
		Board approval of investment
Money Market Account	21	management agreement	114
Equity Index Account	25
Bond Market Account	29	How to reach us	Inside back cover

Report to CREF participants

The first half of 2005 was a textbook case of how unpredictable the financial markets can be.

     The Federal Reserve Board raised short-term interest rates four times during the period, lifting them to 3.25%, their highest level since September 2001. Many investors thought these rate hikes would drive long-term rates up and dampen economic growth. As a result, the Russell 3000® Index, which measures the broad U.S. stock market, lost 2.20% during the first quarter.

     During the second quarter, however, strong demand for bonds actually sent long-term rates lower. Stock investors took heart from this decline, which promised to extend the housing boom and to fuel spending by consumers and companies alike. The Russell 3000 rose 2.24% for the quarter, regaining nearly all the ground it had lost in the first.

     For the six-month period, the Russell 3000 was nearly flat—it posted a 0.01% loss—but the Lehman index was up 2.51% . Foreign stocks performed well too, in terms of their local currencies, but a stronger dollar turned those gains into losses for U.S. investors. In dollar terms, the MSCI EAFE® Index, which tracks stocks in 21 developed nations, fell 1.17% .

     This was a period when many market timers suffered because both the stock and bond markets reacted in unusual ways. For investors with a well-diversified portfolio, however, the gains in bonds helped offset the losses posted by domestic and foreign stocks.

     Of course, building a diversified portfolio requires investment accounts that provide pure exposure to their asset classes. Each account must be fully invested, rather than holding large amounts of cash as a cushion against possible losses.

   Gains in bonds helped offset the losses posted
   by domestic and foreign stocks.

Stock prices were also supported by steady economic growth and an improved employment picture. Bonds did even better than domestic stocks. The Lehman Brothers U.S. Aggregate Index, which measures the investment-grade bond market, gained 3.01% .

     The account also should be broadly diversified within its part of the market. That’s because individual industry sectors often perform very differently from a diversified portfolio, even over extended periods of time. For example, the Russell 3000 had an average annual return of

2 | 2005 Semiannual Report College Retirement Equities Fund

Scott C. Evans
Executive Vice President and
Chief Investment Officer

 10.05% for the ten years ended June 30, 2005. Over the same period, the technology sector of the index returned just 7.19% per year.

     Finally, pure exposure to an asset class requires that an account have low expenses. Each dollar spent on expenses is one less dollar invested in that asset class, and the effect of expenses is compounded over time.

     Each of the CREF accounts meets these criteria. They are fully invested, broadly diversified and low-cost. CREF’s expense charges remain among the lowest in the industry. Despite the fact that we have fewer accounts, TIAA-CREF offers a larger range of asset classes than competing companies: guaranteed (TIAA Traditional), stocks, bonds, real estate and cash (the Money Market Account).

     The following pages provide a detailed explanation of how the CREF accounts performed during the first half of 2005. Our equity accounts were affected by the failure of U.S. stock prices to move forward, and the Stock and Global Equities accounts were hurt by changes in foreign exchange rates, which worked to the disadvantage of U.S. investors. Returns ranged from –0.24% for the Equity Index Account to –2.48% for the Growth Account.

     The Bond Market Account returned 2.43%, well above the 1.56% average return of similar variable annuities. The Inflation-Linked Bond Account returned 2.55%, closely tracking its benchmark index.

     The CREF Money Market Account’s return of 1.16% was superior to the average money market rate.

     As you review CREF’s results from the first half of 2005, I want to remind you that it is important to review your portfolio’s asset allocation on a regular basis. Varying investment returns may have altered your previous allocations. If so, you can make a free transfer to rebalance your portfolio, either by calling us or by visiting our Web Center.

/s/ Scott C. Evans

Scott C. Evans
Executive Vice President and
Chief Investment Officer

College Retirement Equities Fund 2005 Semiannual Report | 3

More information for CREF participants

Portfolio listings

SEC rules intended to provide investors with more meaningful information about account performance allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings as they did previously. Companies will continue to file complete listings with the SEC, and these will remain available to investors.

     You can obtain a complete list of CREF’s holdings (called “CREF Statements of Investments”) as of the most recently completed fiscal quarter (currently for the period ended June 30, 2005) in the following ways:

  by visiting the TIAA-CREF Web Center at www.tiaa-cref.org; or
  by calling TIAA-CREF at 800 842-2776 to request a copy, which will be provided free of charge.

For the period ended June 30, 2005, and for other reporting periods, you can also obtain a complete listing of CREF’s holdings on Form N-CSR (for periods ended either June 30 or December 31) or on Form N-Q (for the most recently completed fiscal quarter, either March 31 or September 30)

  through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s Web site at www.sec.gov; or
  at the SEC’s Public Reference Room. (Call 800 SEC-0330 for more information.)
Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found at our Web Center at www.tiaa-cref.org or on the SEC Web site at www.sec.gov. You can also call us at 800 842-2776 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found at our Web Center or at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact/Help link at the top of our homepage; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 842-2776.

Account management

The CREF accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day operations of the accounts.

4 | 2005 Semiannual Report College Retirement Equities Fund

Special terms

Agency securities are bonds issued by U.S. government entities such as the Federal National Mortgage Association (Fannie Mae).

Annuities are designed for retirement savings or for other long-term goals. They offer several payment options, including lifetime income. Payments from variable annuities are not guaranteed, and the payment amounts will rise or fall depending on investment returns.

Asset-backed securities are bonds backed by loans or by the outstanding amounts owed to a bank, credit card company or other lender.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or S&P 500® Index, used to compare the performance of an investment.*

Commercial paper refers to short-term debt obligations issued to investors by banks, corporations and other borrowers. Maturities range from 1 to 270 days.

Expense ratio is the amount that investors pay for the management of a variable annuity. The amount is expressed as a percentage of the account’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization is the total value of a company’s outstanding stock. It is calculated by multiplying the total number of a company’s outstanding shares by the current market price per share.

Maturity date is the date on which the principal amount of a note, bond or other debt instrument becomes due or payable.

Mortgage-backed securities are bonds that represent an interest in a pool of mortgages issued by the Government National Mortgage Association (Ginnie Mae), Fannie Mae or other federal entities.

Overweight holding is a security held by an account. In terms of market capitalization, it forms a larger percentage of that account than that same security’s percentage of the benchmark. Account managers may overweight those securities they think will produce higher returns than the benchmark. See also “Underweight holding.”

Peer groups are groupings of variable annuities with a similar objective whose performance is compared with the performance of a single variable annuity.

Relative performance is the return of a variable annuity in relation to the return of its benchmark index.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed income”) or other investments.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the account’s holdings.

Underweight holding is a security held by an account. In terms of market capitalization, it forms a smaller percentage of that account than that same security’s percentage of the benchmark. Account managers may underweight those securities they think will produce lower returns than the benchmark. See also “Overweight holding.”

*	Russell 3000 is a trademark and service mark of the Frank Russell Company. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

College Retirement Equities Fund 2005 Semiannual Report | 5

Understanding investment risk

All investing involves an element of risk. For example, investors in U.S. Treasury bonds, which are generally considered among the safest of investments, face the risk that inflation will erode their principal and interest over time.

     In general, accounts that invest in stocks are subject to market risk and company risk. Bond accounts are subject to market risk, company risk, interest-rate risk, income volatility risk, credit risk, prepayment risk and extension risk. An account that operates in a limited area of either the stock or bond markets is subject to additional, special risks. For a full explanation of the accounts’ risks, please see the prospectus.

     The glossary below describes the general risks outlined above, as well as the special risks listed in the discussion of each account.

Company risk is the risk that the earnings prospects and overall financial position of the issuer of a security will deteriorate, causing a decline in the security’s value over short or extended periods of time.

Credit risk (a type of company risk) is the risk that a decline in a company’s overall financial soundness may make it unable to pay principal and interest on bonds when due.

Extension risk is the risk of decline in value for certain fixed-income securities because principal payments are not made as early as possible.

Foreign investment risks are the risks of investing in securities of foreign issuers, in securities or contracts traded on foreign exchanges or in foreign markets, or in securities or contracts payable in foreign currency. Foreign investing involves special risks, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates. These investment risks may be magnified in emerging markets.

Growth investing risks include the risk that, due to their relatively high valuations, growth stocks will be more volatile than value stocks. In addition, because the value of growth companies is generally a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained.

Illiquid security risk is the risk that investments in illiquid securities may be difficult to sell for their fair market value.

Income volatility risk is the risk that the level of current income from a portfolio of fixed-income securities may decline in certain interest-rate environments.

Index risk is the risk that the performance of an account will not match the performance of its index for any period of time. Although an account attempts to closely track the investment performance of its benchmark index, the account may not duplicate the composition of this index. In addition, its performance, unlike that of its index, is affected by investment and other operating expenses.

Interest-rate risk (a type of market risk) is the risk that bond prices or the income of an account may decline if interest rates change.

6 | 2005 Semiannual Report College Retirement Equities Fund

Large-cap risk is the risk that, by focusing on investments in securities of larger companies, an account may have fewer opportunities to identify securities that the market misprices. In addition, larger companies may grow more slowly than the economy as a whole or not at all.

Market risk is the risk that the price of securities may decline in response to general market and economic conditions or events.

Prepayment risk is the risk of a decline for certain fixed-income securities that allow for the prepayment of principal, and the risk that an account’s income will decline as a result.

Reorganization risk is the risk that stocks of companies involved in reorganizations and other special situations can often involve more risk than ordinary securities. Accordingly, the performance of an account that invests in such companies is often more volatile than the performance of the overall stock market, and the account could significantly outperform or underperform the stock market during any particular period.

Risk of socially screened investing is the possibility that an account whose social screens exclude some investments may not be able to take advantage of the same opportunities or market trends as accounts that do not use such criteria.

Risks of inflation-indexed bonds include the risk that market values of inflation-indexed bonds can be affected by changes in investors’ inflation expectations or changes in “real” rates of interest (i.e., a security’s return above the inflation rate). Also, the inflation index that a bond is intended to track may not accurately reflect the true rate of inflation. If the market perceives that an index does not accurately reflect inflation, the market value of inflation-indexed bonds could be adversely affected. In addition, an investment in an account that invests in inflation-indexed bonds is subject to certain special tax considerations.

Small-cap risk is the risk that the securities of smaller companies may experience steeper fluctuations in price than those of larger companies. These securities may also have to be sold at a discount from their current market prices or in small lots over an extended period.

Style risk is the risk that the growth-investing style of an account may be out of favor in the marketplace for various periods of time.

College Retirement Equities Fund 2005 Semiannual Report | 7

Important information about expenses
DISCLOSURE

As a participant in any of the CREF accounts, you incur only one of two potential types of costs.

  You incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions.
  There are also no redemption fees or exchange fees.
  However, you do incur ongoing costs, including investment advisory fees, administrative expenses, distribution (12b-1) fees, and mortality and expense risk charges.

The examples that appear on the Performance pages are intended to help you understand your ongoing costs (in dollars) of investing in each account. The examples are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

     The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005.

Actual expenses

The first line in each table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

     Simply divide your beginning accumulation by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and hypothetical expenses based on the account’s actual expense ratio for the six-month period and an assumed annual rate of return of 5% before expenses—which is not the account’s actual return.

     Do not use the hypothetical account values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual account with the ongoing costs of other variable annuity accounts and mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other accounts or funds.

8 | 2005 Semiannual Report College Retirement Equities Fund

CREF Stock Account  |  U.S. and foreign stocks
DISCUSSION

Performance in the six months ended June 30, 2005

The CREF Stock Account returned –0.37% for the period, lagging the –0.13% return of its composite benchmark, a weighted average of the Russell 3000® and the MSCI EAFE®+Canada indexes. The account’s return exceeded the –1.20% average return of similar variable annuities, as measured by the Morningstar Large Blend (VA) category, which tracked 3,484 variable annuities as of June 30, 2005.

Second-quarter gains cushion losses

After recording double-digit gains in 2004, both U.S. and foreign stocks fell in the first half of 2005. The weak returns were concentrated in the first quarter, reflecting global concerns about higher oil prices and rising short-term interest rates in the United States. The Russell 3000 lost 2.20% in the quarter, while the EAFE+Canada index eked out a 0.07% gain.

     In the second quarter, the Russell 3000 rose 2.24% on positive economic news. Although foreign stocks continued to outperform U.S. stocks, as they had in the first quarter and during 2004, a surging dollar reversed those gains for U.S. investors. The 4.50% advance in the EAFE+Canada index, in terms of local currencies, became a 0.78% decline in dollar terms.

U.S. segment performs in line with the market

The U.S. component of the account closely tracked the Russell 3000. Overweight holdings that helped relative performance included engineering company Alstom and Devon Energy Corporation. The account had larger weightings of these stocks than the benchmark. Underweights in eBay and IBM also added value. Among the holdings that detracted from performance were overweights in auto-parts maker Lear Corporation and insurance broker Marsh & McLennan.

Stock selections boost foreign returns

The foreign segment topped the EAFE+Canada index due to a number of overweight holdings that performed well, including French construction and engineering firm Vinci and German drug and chemical company Merck KGaA. Underweights in Irish biotechnology firm Elan and in Telecom Italia also helped relative performance. The positive effects of these holdings on returns were partially offset by overweights in such weakly performing stocks as German power company E.ON and Swiss semiconductor maker STMicroelectronics. An underweight in British pharmaceutical company AstraZeneca also detracted slightly from returns.

College Retirement Equities Fund 2005 Semiannual Report | 9

CREF Stock Account  |  U.S. and foreign stocks

Investment objective

This variable annuity account seeks a favorable long-term rate of return through capital appreciation and investment income by investing primarily in a broadly diversified portfolio of common stocks.

Special investment risks

In addition to the risks of any equity investment, the account is subject to special risks including foreign investment risks and small-cap risk. For a further discussion of risk, please see page 6.

The account’s benchmark

The account’s benchmark is a composite index weighted daily to reflect the relative sizes of the domestic and foreign segments. As of June 30, 2005, 79.8% of the benchmark’s return came from the performance of the Russell 3000® Index, an unmanaged index of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The remaining portion came from the performance of the MSCI EAFE® (Europe, Australasia and Far East)+Canada Index, which measures the performance of the leading stocks in 22 developed countries, excluding the United States. You cannot invest directly in these indexes.

Performance as of June 30, 2005

	Average annual compound			Cumulative rates
	rates of total return*			of total return*
	1 year	5 years	10 years	6 months	5 years	10 years

CREF Stock Account	8.86%	–1.46%	9.00%	–0.37%	–7.11%	136.90%
Benchmarks:
Russell 3000 Index[1]	8.05	–1.35	10.04	–0.01	–6.58	160.63
MSCI EAFE+Canada Index[2]	14.55	–0.25	5.59	–0.71	–1.23	72.32
CREF Composite Benchmark	9.42	–1.05	9.52	–0.13	–5.16	148.54
Peer groups:
Morningstar Large Blend (VA)	5.13	–3.55	7.31	–1.20	–16.54	102.46
Morningstar Foreign Large Blend (VA)	11.14	–4.28	4.30	–1.94	–19.63	52.36

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 842-2252.

[1]	Russell 3000 is a trademark and service mark of the Frank Russell Company.

[2]	From May 31, 2001, through May 31, 2002, MSCI published two versions of this index, a “standard” and a “provisional,” in order to provide a transition to a new way of calculating the index. CREF adopted the “provisional” version on July 1, 2001, and the returns shown above include “provisional” data from July 1, 2001, through May 31, 2002. As of June 1, 2002, the index was once again available in only one version. EAFE is a trademark of Morgan Stanley Capital International, Inc.

10 | 2005 Semiannual Report College Retirement Equities Fund

PERFORMANCE

$10,000 over 10 years

An investment of $10,000 in this account on July 1, 1995, would have grown to $23,690 over the last 10 years. For the purpose of comparison, the graph also shows the change in the account’s benchmarks during the same period.

Calendar year total returns

Best quarter: 21.56%, for the quarter ended December 31, 1998
Worst quarter: –17.44%, for the quarter ended September 30, 2002

*	Partial year

College Retirement Equities Fund 2005 Semiannual Report | 11

CREF Stock Account  |  U.S. and foreign stocks
PERFORMANCE

Account expenses—six months ended June 30, 2005

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the account. They are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

     The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	CREF Stock Account expense example
	Starting account value	Ending account value	Expenses paid†
	(1/1/05)	(6/30/05)	(1/1/05–6/30/05)

Actual return	$1,000.00	$ 996.30	$2.30
5% annual hypothetical return	1,000.00	1,022.67	2.33

†	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.46%.

All CREF accounts estimate expenses each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Historically, adjustments have been small.

Portfolio breakdown by company size		Diversification among world markets
	Percent of		Percent of
Capitalization as of 6/30/2005	net assets	Country	invested assets

Large: Over $5 billion	80.96	United States	79.8
Middle: $1 billion–$5 billion	14.59	United Kingdom	4.3
Small: Under $1 billion	4.45	Japan	3.8
		France	2.1
Total	100.00	Switzerland	1.4
		Canada	1.4
Account facts		Germany	1.3
		18 other nations	5.9
Inception date	8/1/1952
Net assets (6/30/2005)	$108.90 billion	Total	100.0

12 | 2005 Semiannual Report College Retirement Equities Fund

CREF Growth Account  |  Large-cap growth stocks
DISCUSSION

Performance in the six months
ended June 30, 2005

The CREF Growth Account returned –2.48% for the period, trailing the –1.72% return of the account’s benchmark, the Russell 1000® Growth Index, and the –1.77% average return of similar variable annuities, as measured by the Morningstar Large Growth (VA) category, which tracked 4,305 variable annuities as of June 30, 2005.

Sectors diverge in a divided market

Stocks underperformed bonds during the first half of 2005. The Russell 3000® Index, which measures the broad U.S. stock market, was down 4.33% through the end of April but rallied in May and June to end the semiannual period with a return of –0.01% . The foreign stocks of the MSCI EAFE® Index advanced 8.07% in terms of local currencies. The weaker euro, pound and yen turned that gain into a 1.17% loss in dollar terms. Investment-grade bonds, as measured by the Lehman Brothers U.S. Aggregate Index, returned 2.51% for the six-month period.

     Although growth stocks beat value stocks during the second quarter, value outperformed growth for the period as a whole, continuing a long-term trend. The market’s driving factor was sector performance. Consumer discretionary, technology and financials, three of the larger sectors in the Russell 1000 Growth Index, posted year-to-date returns between –4.7% and –6.2% . Two smaller sectors, utilities and “other energy,” advanced 9.7% and 22.3%, respectively, for the six-month period.

Account detractors and contributors

The account’s return trailed the benchmark’s because of individual stock selections. The largest detractors from relative performance included overweights in several stocks that failed to perform as anticipated, such as Qualcomm, eBay and pharmaceuticals company Biogen. Failure to invest in well-performing stocks such as Boeing and UnitedHealth Group also reduced returns.

     These detractors from relative performance were partially offset by overweights in several stocks that outpaced the benchmark. The top performer among these was Google, whose stock soared 52.6% for the period. Returns were also helped by overweights in Gillette and in online prescription provider Express Scripts. Avoiding IBM, whose shares lost 24.7% during the period, also aided returns.

     The account had 1.87% of its total assets invested in foreign securities as of June 30, 2005.

College Retirement Equities Fund 2005 Semiannual Report | 13

CREF Growth Account  |   Large-cap growth stocks

Investment objective

This variable annuity account seeks a favorable long-term rate of return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.

Special investment risks

In addition to the risks of any equity investment, the account is subject to special risks including large-cap risk, growth investing risks, style risk, small-cap risk, reorganization risk and foreign investment risks. For a further discussion of risk, please see page 6.

The account’s benchmark

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the largest 1,000 companies in the Russell 3000® Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 with higher price-to-book ratios and higher relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of June 30, 2005

	Average Annual Compound			Cumulative Rates
	Rates of Total Return*			of Total Return*
	1 year	5 years	10 years	6 months	5 years	10 years

CREF Growth Account	1.55%	–11.90%	6.13%	–2.48%	–46.96%	81.33%
Benchmark:
Russell 1000 Growth Index[1]	1.68	–10.35	7.39	–1.72	–42.11	104.21
Peer group:
Morningstar Large Growth (VA)	2.89	–8.88	6.25	–1.77	–37.17	83.43

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 842-2252.

[1]	Russell 1000 and Russell 3000 are trademarks and service marks of the Frank Russell Company.

14 | 2005 Semiannual Report College Retirement Equities Fund

PERFORMANCE

$10,000 over 10 years

An investment of $10,000 in this account on July 1, 1995, would have grown to $18,133 over the last 10 years. For the purpose of comparison, the graph also shows the change in the account’s benchmark during the same period.

Calendar year total returns

Best quarter: 28.72%, for the quarter ended December 31, 1998
Worst quarter: –22.63%, for the quarter ended March 31, 2001

*	Partial year

College Retirement Equities Fund 2005 Semiannual Report | 15

CREF Growth Account  |  Large-cap growth stocks
PERFORMANCE

Account expenses—six months ended June 30, 2005

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the account. They are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

     The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	CREF Growth Account expense example
	Starting account value	Ending account value	Expenses paid†
	(1/1/05)	(6/30/05)	(1/1/05–6/30/05)

Actual return	$1,000.00	$ 975.20	$2.57
5% annual hypothetical return	1,000.00	1,022.37	2.63
†	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.52%.

All CREF accounts estimate expenses each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Historically, adjustments have been small.

Portfolio breakdown by company size		Account facts

	Percent of	Inception date	4/29/1994
Capitalization as of 6/30/2005	net assets	Net assets (6/30/2005)	$11.19 billion

Large: Over $5 billion	96.96
Middle: $1 billion–$5 billion	2.93
Small: Under $1 billion	0.11

Total	100.00

16 | 2005 Semiannual Report College Retirement Equities Fund

CREF Global Equities Account  |  Foreign and U.S. stocks
DISCUSSION

Performance in the six months
ended June 30, 2005

The CREF Global Equities Account returned –0.69% for the period, in line with its benchmark, the MSCI World IndexSM, which returned –0.70%, and ahead of the –1.14% average return of similar variable annuities, as measured by the Morningstar World Stock (VA) category. The Morningstar category tracked 877 variable annuity accounts as of June 30, 2005.

A stronger dollar erases gains

In terms of local currencies, the MSCI World Index gained 3.36% for the period, but a stronger dollar turned that into a 0.70% loss for U.S. investors.

     In the conversion from local-currency to dollar terms, the 10.15% advance in the European component of the World index became a 0.38% decline, and the 3.28% gain in the Pacific portion of the index became a 3.03% loss. The North American component of the benchmark dropped 0.21%, which became a 0.32% loss in dollars.

Contributors and detractors

Individual stock selections kept the account’s return close to that of the benchmark. In the European region, overweight positions in German stock exchange operator Deutsche Börse, French construction and engineering firm Vinci and Swiss cement producer Holcim, among others, contributed positively to relative performance, as did underweights in such companies as British wireless provider Vodafone and Swiss pharmaceutical company Roche.

     The positive effects of these holdings on returns were partially offset by overweights that included Italian car manufacturer Fiat and Swiss semiconductor maker STMicroelec-tronics, and by an underweight in British energy company BP.

     Performance in the Asia-Pacific region was helped by overweights in such stocks as Japan Tobacco and Nippon Oil, and hurt by overweights that included Shinsei Bank and clothing company Fast Retailing.

     In North America, overweights in energy companies ConocoPhillips, ExxonMobil and Kerr-McGee boosted the account’s performance, while overweights in St. Jude Medical and home mortgage provider Fannie Mae detracted from returns.

College Retirement Equities Fund 2005 Semiannual Report | 17

CREF Global Equities Account  |  Foreign and U.S. stocks

Investment objective

This variable annuity account seeks a favorable long-term rate of return through capital appreciation and income from a broadly diversified portfolio that consists primarily of foreign and domestic common stocks.

Special investment risks

In addition to the risks of any equity investment, the account is subject to special risks including small-cap risk and foreign investment risks. For a further discussion of risk, please see page 6.

The account’s benchmark

The Morgan Stanley Capital International (MSCI) World IndexSM is an aggregate of 23 country indexes in developed markets, including the United States. You cannot invest directly in this index.

Performance as of June 30, 2005

	Average Annual Compound			Cumulative Rates
	Rates of Total Return*			of Total Return*
	1 year	5 years	10 years	6 months	5 years	10 years

CREF Global Equities Account	8.43%	–3.85%	6.85%	–0.69%	–17.83%	94.15%
Benchmark:
MSCI World Index[1]	10.05	–2.11	7.05	–0.70	–10.12	97.69
Peer group:
Morningstar World Stock (VA)	9.55	–3.51	7.15	–1.14	–16.34	99.55

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 842-2252.

[1]	From May 31, 2001, through May 31, 2002, MSCI published two versions of this index, a “standard” and a “provisional,” in order to provide a transition to a new way of calculating the index. CREF adopted the “provisional” version on July 1, 2001, and the returns shown above include “provisional” data from July 1, 2001, through May 31, 2002. As of June 1, 2002, the index was once again available in only one version. MSCI World Index is a service mark of Morgan Stanley Capital International, Inc.

18 | 2005 Semiannual Report College Retirement Equities Fund

PERFORMANCE

$10,000 over 10 years

An investment of $10,000 in this account on July 1, 1995, would have grown to $19,415 over the last 10 years. For the purpose of comparison, the graph also shows the change in the account’s benchmark during the same period.

Calendar year total returns

Best quarter: 25.91%, for the quarter ended December 31, 1999
Worst quarter: –18.49%, for the quarter ended September 30, 2002

*	Partial year

College Retirement Equities Fund 2005 Semiannual Report | 19

CREF Global Equities Account  |  Foreign and U.S. stocks
PERFORMANCE

Account expenses—six months ended June 30, 2005

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the account. They are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

     The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	CREF Global Equities Account expense example
	Starting account value	Ending account value	Expenses paid†
	(1/1/05)	(6/30/05)	(1/1/05–6/30/05)

Actual return	$1,000.00	$ 993.10	$2.49
5% annual hypothetical return	1,000.00	1,022.47	2.53

†	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.50%.

All CREF accounts estimate expenses each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Historically, adjustments have been small.

Portfolio breakdown by company size		Diversification among world markets

	Percent of		Percent of
Capitalization as of 6/30/2005	net assets	Country	invested assets

Large: Over $5 billion	89.10	United States	52.3
Middle: $1 billion–$5 billion	9.81	Japan	9.3
Small: Under $1 billion	1.09	United Kingdom	9.0
		France	5.5
Total	100.00	Germany	4.1
		Canada	3.1
Account facts		Switzerland	2.4
		Netherlands	2.4
Inception date	5/1/1992	20 other nations	11.1
Net assets (6/30/2005)	$10.55 billion	Short-term investments	0.8

		Total	100.0

20 | 2005 Semiannual Report College Retirement Equities Fund

CREF Money Market Account  |  Cash equivalents
DISCUSSION

Performance in the six months
ended June 30, 2005

The CREF Money Market Account returned 1.16% for the period, surpassing the 1.05% return of the iMoneyNet Money Fund Report AveragesTM—All Taxable, a simple average of over 1,000 taxable money market funds.

     Rising oil and commodity prices sparked inflation fears in the first quarter of 2005. However, in May, consumer prices declined for the first time in ten months, and those fears subsided.

     During the six-month period, the Federal Reserve raised the federal funds rate from 2.25% to 3.25%, its highest level since September 2001. (The federal funds rate is the rate commercial U.S. banks charge each other for overnight loans.) In March, the Money Fund Report All Taxable Average, driven by the short-term rate hikes, rose above 2.0% for the first time since November 2001.

LIBOR curve flattens

The LIBOR (London Interbank Offered Rate) curve flattened over the six-month period, increasingly so during the second quarter due to expectations that the inflation rate would be lower in the future. The spread between the one-month LIBOR and twelve-month LIBOR actually grew to almost a full percentage point in the first quarter before narrowing to 0.54 of a point on June 30, 2005.

Asset allocations drive returns

During the six-month period, the account boosted its holdings of commercial paper, which generally provides higher yields than other parts of the money market, from 67.2% to 70.4% of the portfolio. The account reduced its holdings of floating-rate investments from 2.2% to 1.8% of the portfolio. These generally offered lower yields and less desirable maturities.

     The account also reduced its holdings of government and government agency securities from 16.2% to 10.5% . The remaining 17.3% of the portfolio was in certificates of deposit.

     The account benefited from a duration that was slightly longer than that of the Money Fund Report Average. During the period, the weighted average maturity of the account fluctuated between 37 days and 45 days.

College Retirement Equities Fund 2005 Semiannual Report | 21

CREF Money Market Account  |  Cash equivalents

Investment objective

This variable annuity account seeks high current income consistent with maintaining liquidity and preserving capital.

Special investment risks

In addition to the risks of any fixed-income investment, the account is subject to foreign investment risks. For a further discussion of risk, please see page 6.

     An investment in the CREF Money Market Account, as in the other CREF variable annuity accounts, is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.

Net annualized yield for the 7 days ended June 28, 2005

	Current yield	Effective yield

CREF Money Market Account	2.82%	2.86%
iMoneyNet Money Fund Report AveragesTM—All Taxable	2.54	2.57

The current yield more closely reflects current earnings than does the total return.

Performance as of June 30, 2005

	Average annual compound			Cumulative rates
	rates of total return*			of total return*
	1 year	5 years	10 years	6 months	5 years	10 years

CREF Money Market Account	1.87%	2.35%	3.87%	1.16%	12.33%	46.24%
iMoneyNet Money Fund Report
Averages—All Taxable	1.62	2.11	3.57	1.05	10.93	41.86

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 842-2252.

22 | 2005 Semiannual Report College Retirement Equities Fund

PERFORMANCE

$10,000 over 10 years

An investment of $10,000 in this account on July 1, 1995, would have grown to $14,624 over the last 10 years. For the purpose of comparison, the graph also shows the change in the account’s benchmark during the same period.

Calendar year total returns

Best quarter: 1.65%, for the quarter ended September 30, 2000
Worst quarter: 0.14%, for the quarter ended June 30, 2004

*	Partial year

College Retirement Equities Fund 2005 Semiannual Report | 23

CREF Money Market Account  |  Cash equivalents
PERFORMANCE

Account expenses—six months ended June 30, 2005

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the account. They are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

     The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	CREF Money Market Account expense example
	Starting account value	Ending account value	Expenses paid†
	(1/1/05)	(6/30/05)	(1/1/05–6/30/05)

Actual return	$1,000.00	$1,011.60	$2.11
5% annual hypothetical return	1,000.00	1,022.87	2.13

†	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.42%.

All CREF accounts estimate expenses each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Historically, adjustments have been small.

Portfolio composition by investment sector		Account facts

	Percent of	Inception date	4/1/1988
Sector	portfolio	Net assets (6/30/2005)	$7.04 billion

Commercial paper	70.4
Certificates of deposit	17.3
U.S. government and
agency securities	10.5
Floating-rate securities	1.8

Total	100.0

24 | 2005 Semiannual Report College Retirement Equities Fund

CREF Equity Index Account  |  U.S. stocks
DISCUSSION

Performance in the six months ended June 30, 2005

The CREF Equity Index Account returned –0.24% for the period, lagging the –0.01% return of its benchmark, the Russell 3000® Index, but outperforming the –1.20% average return of similar variable annuities, as measured by the Morningstar Large Blend (VA) category. The Morningstar category tracked 3,484 variable annuities as of June 30, 2005.

Stocks falter, then rebound

After rising 11.95% in 2004, the stocks of the Russell 3000 edged downward in the first half of 2005. The weak returns were concentrated in the first quarter, when the index lost 2.20%, reflecting concerns about higher oil prices and rising short-term U.S. interest rates.

     At the end of April, the index was down 4.33% year-to-date, but it rebounded 3.79% in May and added another 0.70% in June. These second-quarter gains all but erased the market’s first-quarter losses.

     During the six-month period, value stocks gained 1.69%, but growth stocks posted a 1.88% decline. Mid-cap stocks led the market with a 3.92% advance, while large caps returned 0.11% and small caps lost 1.25% .

Sector returns vary widely

The market’s driving factor was sector performance. Three of the four largest sectors of the Russell 3000 posted losses for the period: the financial sector, which makes up almost a quarter of the index, was off 1.5%; consumer discretionary goods, the next-largest sector, lost 3.9%; and technology dropped 5.6% . Among the four, only health care had a positive return, gaining 4.2% .

     The integrated oils and “other energy” sectors—buoyed by oil prices that peaked above $60 a barrel in June—climbed 17.1% and 26.6%, respectively. Although these sectors made up a total of less than 10% of the Russell 3000 as of June 30, based on market capitalization, their strong performance contributed significantly to overall returns, particularly in June.

     For the period, the account’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The account also had a risk profile similar to that of the benchmark.

College Retirement Equities Fund 2005 Semiannual Report | 25

CREF Equity Index Account  |  U.S. stocks

Investment objective

This variable annuity account seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index.

Special investment risks

In addition to the risks of any equity investment, the account is subject to index risk. For a further discussion of risk, please see page 6.

The account’s benchmark

The Russell 3000® Index is an unmanaged index of the stocks of the 3,000 largest publicly traded U.S. companies, based on total market capitalization, and measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

Performance as of June 30, 2005

	Average annual compound			Cumulative rates
	rates of total return*			of total return*
	1 year	5 years	10 years	6 months	5 years	10 years

CREF Equity Index Account	7.59%	–1.68%	9.74%	–0.24%	–8.11%	153.56%
Benchmark :
Russell 3000 Index[1]	8.05	–1.35	10.04	–0.01	–6.58	160.63
Peer group:
Morningstar Large Blend (VA)	5.13	–3.55	7.31	–1.20	–16.54	102.46

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 842-2252.

[1]	Russell 3000 is a trademark and service mark of the Frank Russell Company.

26 | 2005 Semiannual Report College Retirement Equities Fund

PERFORMANCE

$10,000 over 10 years

An investment of $10,000 in this account on July 1, 1995, would have grown to $25,356 over the last 10 years. For the purpose of comparison, the graph also shows the change in the account’s benchmark during the same period.

Calendar year total returns

Best quarter: 21.38%, for the quarter ended December 31, 1998
Worst quarter: –17.24%, for the quarter ended September 30, 2002

*	Partial year

College Retirement Equities Fund 2005 Semiannual Report | 27

CREF Equity Index Account   |  U.S. stocks
PERFORMANCE

Account expenses—six months ended June 30, 2005

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the account. They are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

     The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	CREF Equity Index Account expense example
	Starting account value	Ending account value	Expenses paid†
	(1/1/05)	(6/30/05)	(1/1/05–6/30/05)

Actual return	$1,000.00	$997.60	$2.10
5% annual hypothetical return	1,000.00	1,022.87	2.13

†	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.42%.

All CREF accounts estimate expenses each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Historically, adjustments have been small.

Portfolio breakdown by company size		Account facts

	Percent of	Inception date	4/29/1994
Capitalization as of 6/30/2005	net assets	Net assets (6/30/2005)	$9.21 billion

Large: Over $5 billion	80.42
Middle: $1 billion–$5 billion	14.90
Small: Under $1 billion	4.68

Total	100.00

28 | 2005 Semiannual Report College Retirement Equities Fund

CREF Bond Market Account  |  Intermediate-term bonds
DISCUSSION

Performance in the six months ended June 30, 2005

The CREF Bond Market Account returned 2.43% for the period, closely tracking the 2.51% return of its benchmark, the Lehman Brothers U.S. Aggregate Index, and outpacing the 1.56% average return of similar variable annuities, as measured by the Morningstar Intermediate-Term Bond (VA) category. The Morningstar category tracked 1,044 accounts as of June 30, 2005.

Bonds gain despite volatility

The prices of investment-grade bonds moved down and then up, as investors reacted to changing economic signals. In the first quarter, signs that an expanding economy might fuel inflation and cause the Federal Reserve to raise short-term interest rates more aggressively drove bond prices down. The Lehman index fell 0.48% .

     During the second quarter, a stronger dollar allayed fears of inflation, and the Fed continued to raise interest rates in small increments. Bonds rallied, and the Lehman index returned 3.01% . The yield on 10-year Treasury notes fell from 4.64% in March to 3.91% at the end of June.

     U.S. Treasuries and government agency securities outperformed other parts of the domestic bond market during the six months, as investors sought safety and foreign banks were attracted to the notes’ relatively high yields. Corporate securities lagged Treasuries, due to the downgrading of General Motors and Ford bonds to “junk” status. Corporate bonds recovered somewhat in June, after Lehman dropped both automakers from the benchmark.

Sector performance drives returns

The account benefited from holdings in U.S. agency securities that were overweighted relative to their percentage of the Lehman index. In particular, a position in home mortgage provider Fannie Mae helped performance. An ongoing strategy of underweighting short-term bonds and overweighting longer-term issues also continued to pay off.

     The main detractor from relative performance was an overweight holding in corporate securities. However, successful selections of individual bonds mitigated the effects of this overweighting.

     As of June 30, 2005, the account’s overall option-adjusted duration was 4.16 years—identical to that of the benchmark. Duration is a measure of bonds’ sensitivity to interest-rate changes. Keeping the account’s duration close to the benchmark’s helps reduce the risk that the account will underperform the benchmark.

College Retirement Equities Fund 2005 Semiannual Report | 29

CREF Bond Market Account  | Intermediate-term bonds

Investment objective

This variable annuity account seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.

Special investment risks

In addition to the risks of any fixed-income investment, the account is subject to special risks including illiquid security risk and foreign investment risks. For a further discussion of risk, please see page 6.

The account’s benchmark

The Lehman Brothers U.S. Aggregate Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. You cannot invest directly in this index.

Performance as of June 30, 2005

	Average annual compound			Cumulative rates
	rates of total return*			of total return*
	1 year	5 years	10 years	6 months	5 years	10 years

CREF Bond Market Account	6.65%	7.30%	6.64%	2.43%	42.28%	90.36%
Benchmark:
Lehman Brothers
U.S. Aggregate Index	6.80	7.40	6.82	2.51	42.92	93.53
Peer group:
Morningstar Intermediate-Term
Bond (VA)	5.29	5.69	5.18	1.56	31.91	65.76

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 842-2252.

30 | 2005 Semiannual Report College Retirement Equities Fund

PERFORMANCE

$10,000 over 10 years

An investment of $10,000 in this account on July 1, 1995, would have grown to $19,036 over the last 10 years. For the purpose of comparison, the graph also shows the change in the account’s benchmark during the same period.

Calendar year total returns

Best quarter: 6.21%, for the quarter ended June 30, 1995
Worst quarter: –2.44%, for the quarter ended June 30, 2004

*	Partial year

College Retirement Equities Fund 2005 Semiannual Report | 31

CREF Bond Market Account   |  Intermediate-term bonds
PERFORMANCE

Account expenses—six months ended June 30, 2005

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the account. They are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

     The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	CREF Bond Market Account expense example
	Starting account value	Ending account value	Expenses paid†
	(1/1/05)	(6/30/0)	(1/1/05–6/30/05)

Actual return	$1,000.00	$1,024.30	$2.33
5% annual hypothetical return	1,000.00	1,022.67	2.33

†	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.46%.

All CREF accounts estimate expenses each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Historically, adjustments have been small.

Bond ratings (as of 6/30/2005)			Account facts

	Rating	Percent	Inception date	3/1/1990
			Net assets (6/30/2005)	$5.70 billion
U.S. Treasury and
agency securities
and money-market
instruments	(not rated)	37.1	Portfolio composition by sector (6/30/2005)

Investment-grade
mortgage-backed				Percent of
securities*		37.9	Sector	portfolio

Other long-term debt	Aaa/AAA	1.5	Mortgage-backed securities*	37.9
	Aa/AA	5.2	U.S. Treasury and agency securities	34.5
	A/A	8.4	Corporate bonds	23.0
	Baa/BBB	8.4	Investments maturing in
Below investment-grade	Ba/BB	0.9	less than a year	2.6
	B/B	0.5	Foreign government and
	(not rated)	0.1	foreign corporate bonds
			(denominated in U.S. dollars)	2.0
Total		100.0
			Total	100.0

* Includes asset-backed, mortgage-backed and commercial mortgage-backed securities.

32 | 2005 Semiannual Report College Retirement Equities Fund

CREF Social Choice Account  |  Socially screened stocks and bonds
DISCUSSION

Performance in the six months ended June 30, 2005

The CREF Social Choice Account returned 0.59%, trailing the 1.07% gain of its composite benchmark, a weighted average of the Russell 3000® Index and the Lehman Brothers U.S. Aggregate Index. However, the account outperformed the –0.03% average return of similar variable annuities, as measured by the Morningstar Moderate Allocation (VA) category, which tracked 1,610 accounts as of June 30, 2005. Neither the benchmark nor the Morningstar category screens investments according to social criteria as the account does.

Excluded stocks dampen returns

During the period, the account’s social screens prevented it from investing in several stocks that are large components of the benchmark in terms of market capitalization. While the exclusion of these stocks both helped and hurt the account’s return, the net effect was negative.

     Most damaging to relative performance was the exclusion of ExxonMobil, which during the period was the second-largest holding in the Russell 3000 and the largest contributor to that index’s performance. For the six months, ExxonMobil returned 12.1% . The exclusion of ConocoPhillips and Boeing also weakened relative performance. On the other hand, the screens boosted performance by eliminating such underperforming stocks as Wal-Mart, Citigroup and General Electric, which was the largest member of the index.

     Because the account cannot invest in some of the Russell 3000 stocks, the account’s managers use statistical techniques to ensure that the portfolio’s risk characteristics resemble those of the index. One method used is to overweight or underweight certain stocks relative to each one’s percentage of capitalization within the benchmark. During the period, relative performance was hindered by overweight holdings in IBM and home mortgage provider Fannie Mae but helped by overweight positions in Valero Energy, Devon Energy and EOG Resources, which is also an energy company.

Bonds provide mixed results

The account’s fixed-income segment had a return similar to that of the Lehman index portion of the account’s composite benchmark. Overweight holdings in U.S. agency securities enhanced relative performance. An ongoing strategy of underweighting short-term bonds and overweighting longer-term issues also continued to pay off. The main detractor from relative performance was an overweight holding in corporate securities. However, successful selections of individual bonds mitigated the effects of this overweighting.

College Retirement Equities Fund 2005 Semiannual Report | 33

CREF Social Choice Account  |  Socially screened stocks and bonds

Investment objective

This variable annuity account seeks a favorable long-term rate of return that reflects the investment performance of the financial markets while giving special consideration to certain social criteria.

Special investment risks

In addition to the risks of any equity or fixed-income investment, the account is subject to the special risk of socially screened investing, small-cap risk and foreign investment risks. For a further discussion of risk, please see page 6.

The account’s benchmarks

The account’s benchmark is a composite index weighted to reflect the relative sizes of the equity and fixed-income segments. As of June 30, 2005, 60% of the benchmark’s return came from the performance of the Russell 3000® Index, an unmanaged index of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The remaining portion came from the performance of the Lehman Brothers U.S. Aggregate Index, an unmanaged index that contains approximately 6,000 issues and tracks the performance of the U.S. investment-grade, fixed-rate bond market. You cannot invest directly in these indexes.

Performance as of June 30, 2005

	Average annual compound			Cumulative rates
	rates of total return*			of total return*
	1 year	5 years	10 years	6 months	5 years	10 years

CREF Social Choice Account	6.80%	2.16%	9.08%	0.59%	11.27%	138.74%
Benchmarks:
Russell 3000 Index[1]	8.05	–1.35	10.04	–0.01	–6.58	160.63
Lehman Brothers
U.S. Aggregate Index	6.80	7.40	6.82	2.51	42.92	93.53
CREF Social Choice
Composite Benchmark	7.73	2.57	9.25	1.07	13.56	142.33
Peer group:
Morningstar Moderate Allocation (VA)	5.99	0.66	6.60	–0.03	3.35	89.54

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 842-2252.

[1]	Russell 3000 is a trademark and service mark of the Frank Russell Company.

34 | 2005 Semiannual Report College Retirement Equities Fund

PERFORMANCE

$10,000 over 10 years

An investment of $10,000 in this account on July 1, 1995, would have grown to $23,874 over the last 10 years. For the purpose of comparison, the graph also shows the change in the account’s benchmarks during the same period.

Calendar year total returns

Best quarter: 12.81%, for the quarter ended December 31, 1998
Worst quarter: –8.20%, for the quarter ended September 30, 2002

*	Partial year

College Retirement Equities Fund 2005 Semiannual Report | 35

CREF Social Choice Account  |  Socially screened stocks and bonds
PERFORMANCE

Account expenses—six months ended June 30, 2005

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the account. They are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

     The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	CREF Social Choice Account expense example
	Starting account value	Ending account value	Expenses paid†
	(1/1/05)	(6/30/05)	(1/1/05–6/30/05)

Actual return	$1,000.00	$1,005.90	$2.21
5% annual hypothetical return	1,000.00	1,022.77	2.23

†	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.44%.

All CREF accounts estimate expenses each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Historically, adjustments have been small.

Portfolio composition (as of 6/30/2005)		Account facts

	Percent of	Inception date	3/1/1990
	invested assets	Net assets (6/30/2005)	$7.28 billion

Equities	60.0
Long-term bonds	39.2
Short-term investments	0.8

Total	100.0

36 | 2005 Semiannual Report College Retirement Equities Fund

CREF Inflation-Linked Bond Account  |  Inflation-linked bonds
DISCUSSION

Performance in the six months ended June 30, 2005

The CREF Inflation-Linked Bond Account returned 2.55% for the period, just behind the 2.71% gain of its benchmark, the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index. The account’s slight lag behind the index was due primarily to the fact that the index return does not include expense charges.

TIPS perform well, but lose ground vs. other bonds

Treasury inflation-protected securities continued to outpace the broader U.S. bond market, as they did in 2004 and in the previous three years. However, the margin of outperformance narrowed. The 2.71% return of the Lehman TIPS index for the six-month period was modestly ahead of the 2.51% return of the Lehman Brothers U.S. Aggregate Index, which tracks a broad range of government, corporate and mortgage-backed bonds.

     During the first quarter, U.S. bond prices declined in reaction to strong economic data that fueled expectations of higher interest rates. In addition, with oil and commodity prices rising and a persistent trade deficit, investors began to see higher inflation as a distinct possibility. In this environment, TIPS held their value better than the overall bond market. The TIPS index returned –0.33%, versus –0.48% for the Lehman Brothers U.S. Aggregate Index.

Inflation fears ease in second quarter

In the second quarter, bonds rallied as economic news grew more mixed. Fears of inflation subsided as the dollar strengthened, and commodity prices fell from their peak in March—despite soaring oil prices that reached $60.95 a barrel on June 27. Year-over-year inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U), stood at 2.5% at the end of the second quarter.

Against this economic backdrop, TIPS lost some of their advantage over other segments of the bond market. The Lehman TIPS index returned 3.05% for the quarter, barely ahead of the 3.01% return of the Lehman Brothers U.S. Aggregate Index.

     For the six-month period, the account’s returns closely tracked those of the benchmark, minus the effect of expenses. As of June 30, 2005, the account’s duration was 8.47 years, versus 8.41 years for the benchmark.

College Retirement Equities Fund 2005 Semiannual Report | 37

CREF Inflation-Linked Bond Account  |  Inflation-linked bonds

Investment objective

This variable annuity account seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds—fixed-income securities whose returns are designed to track a specified inflation index over the life of the bond.

Special investment risks

In addition to the risks of any fixed-income investment, the account is subject to the special risks of inflation-indexed bonds. For a further discussion of risk, please see page 6.

The account’s benchmark

The Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index measures the performance of fixed-income securities that have fixed-rate coupon payments and adjust for inflation as measured by the Consumer Price Index for All Urban Consumers. You cannot invest directly in this index.

Performance as of June 30, 2005

	Average annual compound			Cumulative rates
	rates of total return*			of total return*
			since			since
	1 year	5 years	inception[1]	6 months	5 years	inception[1]

CREF Inflation-Linked Bond Account	8.98%	9.55%	7.63%	2.55%	57.81%	82.45%
Benchmark:
Lehman Brothers U.S. Treasury
Inflation-Protected Securities Index	9.33	9.99	8.04	2.71	60.99	88.20

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 842-2252.

[1]	Inception date: May 1, 1997

38 | 2005 Semiannual Report College Retirement Equities Fund

PERFORMANCE

$10,000 since May 1, 1997 inception

An investment of $10,000 in this account at inception on May 1, 1997, would have grown to $18,245 on June 30, 2005. For the purpose of comparison, the graph also shows the change in the account’s benchmark during the same period.

Calendar year total returns

Best quarter: 7.94%, for the quarter ended September 30, 2002
Worst quarter: –3.19%, for the quarter ended June 30, 2004

*	Partial year

College Retirement Equities Fund 2005 Semiannual Report | 39

CREF Inflation-Linked Bond Account  |  Inflation-linked bonds
PERFORMANCE

Account expenses—six months ended June 30, 2005

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the account. They are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

     The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	CREF Inflation-Linked Bond Account expense example
	Starting account value	Ending account value	Expenses paid†
	(1/1/05)	(6/30/05)	(1/1/05–6/30/05)

Actual return	$1,000.00	$1,025.50	$2.23
5% annual hypothetical return	1,000.00	1,022.77	2.23

†	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.44%.

All CREF accounts estimate expenses each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Historically, adjustments have been small.

Portfolio composition by maturity (6/30/05)		Account facts

2–19 year bonds	72.3%	Inception date	5/1/1997
Over-20-year bonds	27.7	Net assets (6/30/2005)	$3.97 billion

Total	100.0%

40 | 2005 Semiannual Report College Retirement Equities Fund

CREF Stock Account |	Summary portfolio of investments (unaudited) June 30, 2005

			VALUE	% OF NET
	COMPANY	SHARES	(000)	ASSETS

	BONDS
	CORPORATE BONDS
	COMMUNICATIONS		$—	0.00%

	SECURITY AND COMMODITY BROKERS		945	0.00

	TOTAL CORPORATE BONDS (Cost $10,923)		945	0.00

	GOVERNMENT BONDS
	U.S. TREASURY SECURITIES		345	0.00

	TOTAL GOVERNMENT BONDS (Cost $319)		345	0.00

	TOTAL BONDS (Cost $11,242)		1,290	0.00

	PREFERRED STOCKS
	CHEMICALS AND ALLIED PRODUCTS		22,113	0.02

	HOLDING AND OTHER INVESTMENT OFFICES		3,595	0.01

	INSURANCE CARRIERS		750	0.00

	INSTRUMENTS AND RELATED PRODUCTS		3,104	0.00

	MOTION PICTURES		1,486	0.00

	PRIMARY METAL INDUSTRIES		—	0.00

	TRANSPORTATION EQUIPMENT		10,344	0.01

	TOTAL PREFERRED STOCKS (Cost $39,108)		41,392	0.04

	COMMON STOCKS
	AGRICULTURAL PRODUCTION-CROPS		44,145	0.04

	AGRICULTURAL PRODUCTION-LIVESTOCK		10,046	0.01

	AGRICULTURAL SERVICES		25,892	0.02

	AMUSEMENT AND RECREATION SERVICES		220,468	0.20

	APPAREL AND ACCESSORY STORES		685,332	0.63

	APPAREL AND OTHER TEXTILE PRODUCTS		205,415	0.19

	AUTO REPAIR, SERVICES AND PARKING		181,236	0.17

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		149,722	0.14

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc	12,879,467	501,011	0.46
	Other		451,606	0.41

			952,617	0.87

	BUSINESS SERVICES
	Microsoft Corp	59,352,764	1,474,323	1.35
*	Oracle Corp	25,519,246	336,854	0.31
	Other		4,928,324	4.53

			6,739,501	6.19

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2005 Semiannual Report	| 41

CREF Stock Account |	Summary portfolio of investments (unaudited) June 30, 2005	continued

			VALUE	% OF NET
	COMPANY	SHARES	(000)	ASSETS

	CHEMICALS AND ALLIED PRODUCTS
	Abbott Laboratories	7,975,629	$390,886	0.36%
*	Amgen, Inc	8,982,579	543,087	0.50
	Lilly (Eli) & Co	6,587,554	366,993	0.34
	Merck & Co, Inc	15,228,544	469,039	0.43
	Pfizer, Inc	45,792,891	1,262,968	1.16
	Procter & Gamble Co	15,238,740	803,844	0.74
	Wyeth	11,685,572	520,008	0.48
	Other		6,463,744	5.93

			10,820,569	9.94

	COAL MINING		116,808	0.11

	COMMUNICATIONS
	BellSouth Corp	12,632,811	335,654	0.31
*	Comcast Corp (Class A)	12,441,661	381,959	0.35
	SBC Communications, Inc	18,352,779	435,879	0.40
	Verizon Communications, Inc	17,261,768	596,394	0.55
	Other		3,256,742	2.99

			5,006,628	4.60

	DEPOSITORY INSTITUTIONS
	Bank of America Corp	26,875,620	1,225,797	1.13
	Citigroup, Inc	35,338,488	1,633,698	1.50
	JPMorgan Chase & Co	23,848,788	842,339	0.77
	U.S. Bancorp	14,074,920	410,988	0.38
	Wachovia Corp	9,376,003	465,050	0.43
	Wells Fargo & Co	11,715,580	721,445	0.66
	Other		6,949,483	6.38

			12,248,800	11.25

	EATING AND DRINKING PLACES		736,714	0.68

	EDUCATIONAL SERVICES		148,258	0.14

	ELECTRIC, GAS, AND SANITARY SERVICES		4,286,338	3.94

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
e*	Cisco Systems, Inc	44,594,345	852,198	0.78
	General Electric Co	68,425,970	2,370,960	2.18
	Intel Corp	40,628,985	1,058,791	0.97
e	Qualcomm, Inc	11,284,525	372,502	0.34
	Other		4,201,201	3.86

			8,855,652	8.13

	ENGINEERING AND MANAGEMENT SERVICES		628,537	0.58

	ENVIRONMENTAL QUALITY AND HOUSING		1,197	0.00

	FABRICATED METAL PRODUCTS		399,117	0.37

	FISHING, HUNTING, AND TRAPPING		169	0.00

42 |	2005 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Stock Account |	Summary portfolio of investments (unaudited) June 30, 2005	continued

			VALUE	% OF NET
	COMPANY	SHARES	(000)	ASSETS

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co	11,423,480	$476,930	0.44%
	PepsiCo, Inc	12,494,773	673,843	0.62
	Other		2,034,212	1.86

			3,184,985	2.92

	FOOD STORES		782,759	0.72

	FORESTRY		91,538	0.08

	FURNITURE AND FIXTURES		298,753	0.27

	FURNITURE AND HOMEFURNISHINGS STORES		523,919	0.48

	GENERAL BUILDING CONTRACTORS		571,155	0.52

	GENERAL MERCHANDISE STORES
	Wal-Mart Stores, Inc	16,678,940	803,925	0.74
	Other		1,057,675	0.97

			1,861,600	1.71

	HEALTH SERVICES		1,168,416	1.07

	HEAVY CONSTRUCTION, EXCEPT BUILDING		234,345	0.21

	HOLDING AND OTHER INVESTMENT OFFICES		2,459,789	2.26

	HOTELS AND OTHER LODGING PLACES		600,470	0.55

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co	4,895,523	353,946	0.33
*	Dell, Inc	17,500,019	691,426	0.64
	Hewlett-Packard Co	20,524,850	482,539	0.44
e	International Business Machines Corp	10,165,798	754,302	0.69
	Other		2,734,749	2.51

			5,016,962	4.61

	INSTRUMENTS AND RELATED PRODUCTS
	Medtronic, Inc	7,386,599	382,552	0.35
	Other		2,706,631	2.49

			3,089,183	2.84

	INSURANCE AGENTS, BROKERS AND SERVICE		484,709	0.44

	INSURANCE CARRIERS
	American International Group, Inc	15,351,149	891,902	0.82
	UnitedHealth Group, Inc	8,354,278	435,592	0.40
	Other		4,028,639	3.70

			5,356,133	4.92

	JUSTICE, PUBLIC ORDER AND SAFETY		11,725	0.01

	LEATHER AND LEATHER PRODUCTS		110,024	0.10

	LEGAL SERVICES		10,766	0.01

	LOCAL AND INTERURBAN PASSENGER TRANSIT		55,085	0.05

	LUMBER AND WOOD PRODUCTS		45,072	0.04

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2005 Semiannual Report	| 43

CREF Stock Account |	Summary portfolio of investments (unaudited) June 30, 2005	continued

			VALUE	% OF NET
	COMPANY	SHARES	(000)	ASSETS

	MEMBERSHIP ORGANIZATIONS		$1,383	0.00%

	METAL MINING		502,051	0.46

	MISCELLANEOUS MANUFACTURING INDUSTRIES		353,343	0.32

	MISCELLANEOUS RETAIL		1,193,228	1.10

	MOTION PICTURES
*	Time Warner, Inc	31,851,250	532,234	0.49
	Other		716,380	0.66

			1,248,614	1.15

	NONDEPOSITORY INSTITUTIONS
	American Express Co	7,335,069	390,446	0.36
	Fannie Mae	7,656,149	447,119	0.41
	Other		1,674,321	1.54

			2,511,886	2.31

	NONMETALLIC MINERALS, EXCEPT FUELS		70,552	0.06

	OIL AND GAS EXTRACTION		2,801,681	2.57

	PAPER AND ALLIED PRODUCTS		851,002	0.78

	PERSONAL SERVICES		144,090	0.13

	PETROLEUM AND COAL PRODUCTS
	BP plc	47,294,461	492,054	0.45
	ChevronTexaco Corp	12,853,324	718,758	0.66
	ConocoPhillips	10,258,046	589,735	0.54
	ExxonMobil Corp	42,435,200	2,438,751	2.24
	Other		1,610,147	1.48

			5,849,445	5.37

	PIPELINES, EXCEPT NATURAL GAS		34,749	0.03

	PRIMARY METAL INDUSTRIES		989,169	0.91

	PRINTING AND PUBLISHING
	Viacom, Inc (Class B)	13,861,952	443,860	0.41
	Other		901,310	0.83

			1,345,170	1.24

	RAILROAD TRANSPORTATION		484,457	0.44

	REAL ESTATE		410,867	0.38

	RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		180,509	0.17

	SECURITY AND COMMODITY BROKERS
	Morgan Stanley	6,991,016	366,819	0.34
	Other		1,711,428	1.57

			2,078,247	1.91

	SOCIAL SERVICES		8,521	0.01

	SPECIAL TRADE CONTRACTORS		53,388	0.05

	STONE, CLAY, AND GLASS PRODUCTS		425,537	0.39

44 |	2005 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Stock Account |	Summary portfolio of investments (unaudited) June 30, 2005	continued

		VALUE	% OF NET
COMPANY	SHARES	(000)	ASSETS

TEXTILE MILL PRODUCTS		$10,288	0.01%

TOBACCO PRODUCTS
Altria Group, Inc	15,588,320	1,007,941	0.93
Other		179,370	0.16

		1,187,311	1.09

TRANSPORTATION BY AIR		516,342	0.47

TRANSPORTATION EQUIPMENT
Boeing Co	5,429,578	358,352	0.33
United Technologies Corp	7,639,574	392,292	0.36
Other		2,310,970	2.12

		3,061,614	2.81

TRANSPORTATION SERVICES		161,515	0.15

TRUCKING AND WAREHOUSING		379,182	0.35

WATER TRANSPORTATION		202,943	0.19

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson	18,010,769	1,170,700	1.08
Other		433,925	0.39

		1,604,625	1.47

WHOLESALE TRADE-NONDURABLE GOODS		1,300,645	1.19

TOTAL COMMON STOCKS (Cost $93,017,513)		108,382,903	99.52

ISSUER	PRINCIPAL

SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT		99,971	0.09

COMMERCIAL PAPER		2,513,578	2.31

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES
Federal Home Loan Mortgage Corp
(FHLMC) 2.970%–3.190%, 07/15/05–08/15/05	$739,000,000	736,580	0.68
Federal National Mortgage Association
(FNMA) 2.970%–3.350%, 07/01/05–11/01/05	770,100,000	766,839	0.70
Other		181,099	0.17

		1,684,518	1.55

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES
Federal Farm Credit Bank
(FFCB) 3.250%–3.260%, 03/20/07–06/08/07	400,000,000	399,928	0.37
Other		149,983	0.13

		549,911	0.50

VARIABLE NOTES		624,855	0.58

TOTAL SHORT-TERM INVESTMENTS (Cost $5,473,723)		5,472,833	5.03

TOTAL PORTFOLIO (Cost $98,541,586)		113,898,418	104.59%
OTHER ASSETS AND LIABILITIES, NET		(4,997,597)	(4.59)

NET ASSETS		$108,900,821	100.00%

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2005 Semiannual Report	| 45

CREF Stock Account |	Summary portfolio of investments (unaudited) June 30, 2005	concluded

* Non-income producing
e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.
Restricted securities held by the Account are as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST	VALUE

BB Bioventures Lp	03/24/98	$10,326,586	$20,914,237
Belo (A.H.) Corp Series B	05/23/88	1,900,588	8,432,646
Claire’s Stores, Inc (Class A)	12/07/92	411,235	5,224,526
Dow Jones & Co, Inc (Class B)	07/31/86	6,128,067	7,313,335
Genesoft Series C Financing	06/20/00	7,000,000	7,000,000
Genesoft Series D Financing	08/09/01	2,000,000	2,000,000
Imperial Credit Industry Wts 01/31/08	12/27/01	—	—
International Hydron Liquidating Trust	11/13/97	—	600
Lee Enterprises, Inc (Class B)	03/31/86	60,768	577,296
McLeod (Escrow)	05/14/02	—	—
MPM Bioventures II-QP, Lp	02/28/00	18,043,059	13,798,384
Priority Healthcare Corp (Class A)	01/04/99	840,339	2,343,619
Skyline Venture Partners Qualified II, Lp	02/15/00	3,525,002	3,011,085
Skyline Venture Partners Qualified III, Lp	09/07/01	605,000	605,000
Wrigley (Wm.) Jr Co (Class B)	04/30/86	1,873,333	48,022,784

		$52,713,977	$119,243,512

46 |	2005 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Growth Account |	Summary portfolio of investments (unaudited) June 30, 2005

			VALUE	% OF NET
	COMPANY	SHARES	(000)	ASSETS

	PREFERRED STOCK
	PRIMARY METAL INDUSTRIES		$—	0.00%

	TOTAL PREFERRED STOCK (Cost $10)		—	0.00

	COMMON STOCKS
	APPAREL AND ACCESSORY STORES
e*	Kohl’s Corp	3,328,451	186,094	1.66

			186,094	1.66

	APPAREL AND OTHER TEXTILE PRODUCTS		81,500	0.73

	BUILDING MATERIALS AND GARDEN SUPPLIES		50,614	0.45

	BUSINESS SERVICES
e	Adobe Systems, Inc	3,920,933	112,217	1.00
e*	eBay, Inc	4,492,266	148,290	1.33
e*	Electronic Arts, Inc	2,411,933	136,540	1.22
e*	Google, Inc (Class A)	763,489	224,580	2.01
	Microsoft Corp	7,924,736	196,850	1.76
e	SAP AG. (Spon ADR)	2,613,997	113,186	1.01
e*	Yahoo!, Inc	4,267,615	147,873	1.32
	Other		274,630	2.45

			1,354,166	12.10

	CHEMICALS AND ALLIED PRODUCTS
*	Amgen, Inc	4,121,355	249,177	2.23
e*	Genentech, Inc	2,080,022	166,984	1.49
	Gillette Co	5,862,598	296,823	2.65
	Lilly (Eli) & Co	2,898,878	161,496	1.44
e	Procter & Gamble Co	4,079,953	215,217	1.92
e	Schering-Plough Corp	7,184,574	136,938	1.23
e*	Sepracor, Inc	2,260,001	135,623	1.21
e	Teva Pharmaceutical Industries Ltd (Spon ADR)	3,083,437	96,018	0.86
	Other		134,214	1.20

			1,592,490	14.23

	COMMUNICATIONS
e	Sprint Corp	4,864,271	122,045	1.09
	Other		82,303	0.74

			204,348	1.83

	EATING AND DRINKING PLACES		51,902	0.46

	ELECTRIC, GAS, AND SANITARY SERVICES		92,448	0.83

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
e	Analog Devices, Inc	3,774,487	140,826	1.26
*	Cisco Systems, Inc	24,242,297	463,270	4.14
	General Electric Co	19,001,674	658,408	5.88
e	Intel Corp	7,530,817	196,253	1.75
e	Motorola, Inc	10,795,805	197,131	1.76
e	National Semiconductor Corp	4,454,036	98,123	0.88
	Qualcomm, Inc	8,098,643	267,336	2.39

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2005 Semiannual Report	| 47

CREF Growth Account |	Summary portfolio of investments (unaudited) June 30, 2005	continued

			VALUE	% OF NET
	COMPANY	SHARES	(000)	ASSETS

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT – (continued)
e	Xilinx, Inc	3,545,702	$90,415	0.81%
	Other		227,786	2.04

			2,339,548	20.91

	FOOD AND KINDRED PRODUCTS
e*	Constellation Brands, Inc (Class A)	3,197,028	94,312	0.84
	PepsiCo, Inc	4,631,481	249,776	2.23
	Other		22,964	0.21

			367,052	3.28

	FURNITURE AND FIXTURES		7,026	0.06

	FURNITURE AND HOMEFURNISHINGS STORES
e*	Bed Bath & Beyond, Inc	4,183,965	174,806	1.56

			174,806	1.56

	GENERAL MERCHANDISE STORES
e	Target Corp	2,763,433	150,358	1.34
e	Wal-Mart Stores, Inc	1,937,146	93,371	0.84

			243,729	2.18

	HEALTH SERVICES
e*	Caremark Rx, Inc	3,270,308	145,594	1.30
e*	Express Scripts, Inc	3,213,080	160,590	1.44
e	Health Management Associates, Inc (Class A)	3,936,371	103,054	0.92

			409,238	3.66

	HOLDING AND OTHER INVESTMENT OFFICES		61,682	0.55

	HOTELS AND OTHER LODGING PLACES
e	Starwood Hotels & Resorts Worldwide, Inc	3,029,840	177,458	1.59
	Other		57,426	0.51

			234,884	2.10

	INDUSTRIAL MACHINERY AND EQUIPMENT
e	Applied Materials, Inc	6,999,671	113,255	1.01
e*	Dell, Inc	8,157,916	322,319	2.88
	Other		146,055	1.31

			581,629	5.20

	INSTRUMENTS AND RELATED PRODUCTS
e	Medtronic, Inc	4,600,269	238,248	2.13
e*	St. Jude Medical, Inc	5,356,936	233,616	2.09
*	Zimmer Holdings, Inc	2,640,592	201,134	1.79

			672,998	6.01

	INSURANCE AGENTS, BROKERS AND SERVICE		29,021	0.26

	INSURANCE CARRIERS
e	Aetna, Inc	1,119,268	92,698	0.83
e	Progressive Corp	1,230,070	121,543	1.08

			214,241	1.91

48 |	2005 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Growth Account |	Summary portfolio of investments (unaudited) June 30, 2005	continued

			VALUE	% OF NET
	COMPANY	SHARES	(000)	ASSETS

	LEATHER AND LEATHER PRODUCTS		$50,988	0.46%

	MISCELLANEOUS RETAIL
	Staples, Inc	4,694,337	100,083	0.90
	Other		22,683	0.20

			122,766	1.10

	MOTION PICTURES
	News Corp (Class A)	7,258,290	117,439	1.05

			117,439	1.05

	NONDEPOSITORY INSTITUTIONS
e	American Express Co	4,655,758	247,826	2.21
	Other		88,032	0.79

			335,858	3.00

	OIL AND GAS EXTRACTION
e	Baker Hughes, Inc	2,012,316	102,950	0.92
	Other		167,125	1.49

			270,075	2.41

	PETROLEUM AND COAL PRODUCTS		68,987	0.62

	PRIMARY METAL INDUSTRIES		68,477	0.61

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			—	0.00

	SECURITY AND COMMODITY BROKERS
e	Goldman Sachs Group, Inc	999,931	102,013	0.91
	Other		77,077	0.69

			179,090	1.60

	TRANSPORTATION BY AIR		46,937	0.42

	TRANSPORTATION EQUIPMENT
	Boeing Co	1,731,490	114,278	1.02
e	United Technologies Corp	3,278,343	168,343	1.51
	Other		143,470	1.28

			426,091	3.81

	WATER TRANSPORTATION
e	Royal Caribbean Cruises Ltd	1,823,374	88,178	0.79
	Other		84,013	0.75

			172,191	1.54

	WHOLESALE TRADE-DURABLE GOODS
e	Johnson & Johnson	5,265,929	342,285	3.06

			342,285	3.06

	WHOLESALE TRADE-NONDURABLE GOODS		14,116	0.13

	TOTAL COMMON STOCKS (Cost $10,135,317)		11,164,716	99.78

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2005 Semiannual Report	| 49

CREF Growth Account |	Summary portfolio of investments (unaudited) June 30, 2005	concluded

	VALUE	% OF NET
ISSUER	(000)	ASSETS

SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT	$10,001	0.09%

COMMERCIAL PAPER	323,302	2.89

MEDIUM-TERM NOTES	19,989	0.18

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES	119,411	1.07

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES	14,996	0.13

VARIABLE NOTES	14,998	0.13

TOTAL SHORT-TERM INVESTMENTS (Cost $502,817)	502,697	4.49

TOTAL PORTFOLIO (Cost $10,638,144)	11,667,413	104.27%
OTHER ASSETS AND LIABILITIES, NET	(477,559)	(4.27)

NET ASSETS	$11,189,854	100.00%

*      Non-income producing
e      All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

50 |	2005 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Global Equities Account |	Summary portfolio of investments (unaudited) June 30, 2005

			VALUE	% OF NET
	COMPANY	SHARES	(000)	ASSETS

	PREFERRED STOCKS
	INSURANCE CARRIERS		$221	0.00%

	TOTAL PREFERRED STOCKS (Cost $179)		221	0.00

	COMMON STOCKS
	AGRICULTURAL PRODUCTION-CROPS		4,362	0.04

	AGRICULTURAL PRODUCTION-LIVESTOCK		867	0.01

	AGRICULTURAL SERVICES		4,108	0.04

	AMUSEMENT AND RECREATION SERVICES		45,544	0.43

	APPAREL AND ACCESSORY STORES		25,913	0.25

	APPAREL AND OTHER TEXTILE PRODUCTS		11,758	0.11

	AUTO REPAIR, SERVICES AND PARKING		6,566	0.06

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		5,272	0.05

	BUILDING MATERIALS AND GARDEN SUPPLIES		66,794	0.63

	BUSINESS SERVICES
	Cintra Concesiones de Infraestructuras de Transporte S.A.	3,843,322	45,042	0.43
e	Microsoft Corp	4,494,084	111,633	1.06
	Other		342,335	3.24

			499,010	4.73

	CHEMICALS AND ALLIED PRODUCTS
*	Amgen, Inc	823,831	49,809	0.47
	GlaxoSmithKline plc	1,665,180	40,253	0.38
	Novartis AG. (Regd)	930,150	44,174	0.42
	Pfizer, Inc	4,126,800	113,817	1.08
	Procter & Gamble Co	1,568,568	82,742	0.78
	Roche Holding AG. (Genusscheine)	409,896	51,736	0.49
	Sanofi-Aventis	574,706	47,087	0.45
	Other		579,271	5.49

			1,008,889	9.56

	COAL MINING		2,417	0.02

	COMMUNICATIONS
*	Comcast Corp (Class A)	1,767,167	54,252	0.51
	Verizon Communications, Inc	1,225,433	42,339	0.40
	Vodafone Group plc	18,307,163	44,528	0.42
	Other		441,792	4.19

			582,911	5.52

	DEPOSITORY INSTITUTIONS
	Bank of America Corp	2,161,757	98,598	0.93
	Barclays plc	4,560,436	45,223	0.43
e	Citigroup, Inc	2,647,100	122,375	1.16
	HSBC Holdings plc (United Kingdom)	4,487,383	71,391	0.68
	JPMorgan Chase & Co	1,603,808	56,646	0.54
	Royal Bank of Scotland Group plc	1,711,358	51,549	0.49
	UBS AG. (Regd)	570,212	44,465	0.42

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2005 Semiannual Report	| 51

CREF Global Equities Account |	Summary portfolio of investments (unaudited) June 30, 2005	continued

			VALUE	% OF NET
	COMPANY	SHARES	(000)	ASSETS

	DEPOSITORY INSTITUTIONS — (continued)
	Wachovia Corp	956,300	$47,433	0.45%
	Wells Fargo & Co	865,409	53,292	0.50
	Other		792,377	7.51

			1,383,349	13.11

	EATING AND DRINKING PLACES		40,519	0.38

	EDUCATIONAL SERVICES		10,290	0.10

	ELECTRIC, GAS, AND SANITARY SERVICES
	E.ON AG.	486,580	43,213	0.41
	Vivendi Universal S.A.	2,026,941	63,547	0.60
	Other		411,246	3.90

			518,006	4.91

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
e*	Cisco Systems, Inc	3,469,401	66,300	0.63
	General Electric Co	5,305,300	183,829	1.74
	Intel Corp	2,954,299	76,989	0.73
	Other		435,113	4.12

			762,231	7.22

	ENGINEERING AND MANAGEMENT SERVICES		40,212	0.38

	FABRICATED METAL PRODUCTS		38,005	0.36

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co	1,033,411	43,145	0.41
	PepsiCo, Inc	781,900	42,168	0.40
	Other		336,807	3.19

			422,120	4.00

	FOOD STORES		106,006	1.00

	FORESTRY		6,028	0.06

	FURNITURE AND FIXTURES		29,883	0.28

	FURNITURE AND HOMEFURNISHINGS STORES		36,093	0.34

	GENERAL BUILDING CONTRACTORS		64,100	0.61

	GENERAL MERCHANDISE STORES
	Wal-Mart Stores, Inc	1,009,196	48,643	0.46
	Other		100,974	0.96

			149,617	1.42

	HEALTH SERVICES		147,534	1.40

	HEAVY CONSTRUCTION, EXCEPT BUILDING		50,783	0.48

	HOLDING AND OTHER INVESTMENT OFFICES		143,460	1.36

	HOTELS AND OTHER LODGING PLACES		54,081	0.51

52 |	2005 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Global Equities Account |	Summary portfolio of investments (unaudited) June 30, 2005	continued

			VALUE	% OF NET
	COMPANY	SHARES	(000)	ASSETS

	INDUSTRIAL MACHINERY AND EQUIPMENT
*	Dell, Inc	1,122,307	$44,342	0.42%
	International Business Machines Corp	741,520	55,021	0.52
	Other		279,914	2.66

			379,277	3.60

	INSTRUMENTS AND RELATED PRODUCTS		217,080	2.06

	INSURANCE AGENTS, BROKERS AND SERVICE		17,448	0.17

	INSURANCE CARRIERS
	American International Group, Inc	1,069,122	62,116	0.59
	Other		531,404	5.04

			593,520	5.63

	LEATHER AND LEATHER PRODUCTS		4,785	0.05

	LOCAL AND INTERURBAN PASSENGER TRANSIT		12,221	0.12

	LUMBER AND WOOD PRODUCTS		1,966	0.02

	MEMBERSHIP ORGANIZATIONS		23	0.00

	METAL MINING		71,520	0.68

	MISCELLANEOUS MANUFACTURING INDUSTRIES		32,920	0.31

	MISCELLANEOUS RETAIL		76,158	0.72

	MOTION PICTURES		105,615	1.00

	NONDEPOSITORY INSTITUTIONS
	American Express Co	727,500	38,725	0.37
	Fannie Mae	700,600	40,915	0.39
	MBNA Corp	1,666,500	43,596	0.41
	Other		212,509	2.01

			335,745	3.18

	NONMETALLIC MINERALS, EXCEPT FUELS		5,502	0.05

	OIL AND GAS EXTRACTION
	Shell Transport & Trading Co plc	4,277,166	41,432	0.39
	Other		220,824	2.10

			262,256	2.49

	PAPER AND ALLIED PRODUCTS		61,055	0.58

	PERSONAL SERVICES		4,013	0.04

	PETROLEUM AND COAL PRODUCTS
	BP plc	4,335,241	45,104	0.43
	BP plc (Spon ADR)	639,318	39,881	0.38
	ChevronTexaco Corp	870,300	48,667	0.46
	ENI S.p.A.	1,901,898	48,889	0.46
	ExxonMobil Corp	2,836,458	163,011	1.55
	Royal Dutch Petroleum Co	930,065	60,487	0.57
	Total S.A.	198,488	46,465	0.44
	Other		97,307	0.92

			549,811	5.21

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2005 Semiannual Report	| 53

CREF Global Equities Account |	Summary portfolio of investments (unaudited) June 30, 2005	continued

			VALUE	% OF NET
	COMPANY	SHARES	(000)	ASSETS

	PIPELINES, EXCEPT NATURAL GAS		$6,043	0.06%

	PRIMARY METAL INDUSTRIES		73,720	0.70

	PRINTING AND PUBLISHING
	Viacom, Inc (Class B)	1,401,352	44,871	0.43
	Other		59,056	0.56

			103,927	0.99

	RAILROAD TRANSPORTATION		51,878	0.49

	REAL ESTATE		60,794	0.58

	RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		34,791	0.33

	SECURITY AND COMMODITY BROKERS
	Morgan Stanley	772,182	40,516	0.38
	Other		137,044	1.30

			177,560	1.68

	SPECIAL TRADE CONTRACTORS		16,919	0.16

	STONE, CLAY, AND GLASS PRODUCTS		59,467	0.56

	TEXTILE MILL PRODUCTS		207	0.00

	TOBACCO PRODUCTS
e	Altria Group, Inc	804,500	52,019	0.49
	Other		31,010	0.30

			83,029	0.79

	TRANSPORTATION BY AIR		55,105	0.52

	TRANSPORTATION EQUIPMENT		364,761	3.46

	TRANSPORTATION SERVICES		20,185	0.19

	TRUCKING AND WAREHOUSING		31,272	0.30

	WATER TRANSPORTATION		30,435	0.29

	WHOLESALE TRADE-DURABLE GOODS
	Johnson & Johnson	1,525,407	99,151	0.94
	Other		35,208	0.33

			134,359	1.27

	WHOLESALE TRADE-NONDURABLE GOODS		131,107	1.24

	TOTAL COMMON STOCKS (Cost $10,157,140)		10,433,202	98.89

	ISSUER

	SHORT-TERM INVESTMENTS
	CERTIFICATE OF DEPOSIT		34,990	0.33

	COMMERCIAL PAPER		448,594	4.25

	MEDIUM-TERM NOTES		4,997	0.05

54 |	2005 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Global Equities Account |	Summary portfolio of investments (unaudited) June 30, 2005	concluded

		VALUE	% OF NET
ISSUER	PRINCIPAL	(000)	ASSETS

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES
Federal Home Loan Bank
(FHLB) 2.950%, 07/01/05	$40,604,000	$40,604	0.39%
Federal Home Loan Mortgage Corp
(FHLMC) 3.060%–3.310%, 07/26/05–12/15/05	108,598,000	107,879	1.02
Federal National Mortgage Association
(FNMA) 3.140%–3.170%, 07/13/05–07/20/05	73,058,000	72,950	0.69

		221,433	2.10

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES		34,991	0.33

VARIABLE NOTES		24,996	0.24

TOTAL SHORT-TERM INVESTMENTS (Cost $770,224)		770,001	7.30

TOTAL PORTFOLIO (Cost $10,927,543)		11,203,424	106.19%
OTHER ASSETS AND LIABILITIES, NET		(652,723)	(6.19)

NET ASSETS		$10,550,701	100.00%

* Non-income producing
e All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2005 Semiannual Report	| 55

CREF Money Market Account |	Summary portfolio of investments (unaudited) June 30, 2005	continued

				VALUE	% OF NET
	ISSUER		PRINCIPAL	(000	ASSETS

	SHORT-TERM INVESTMENTS
	CERTIFICATES OF DEPOSIT
	Abbey National plc	3.050%–3.180%, 07/07/05–08/09/05	$140,000,000	$139,995	1.99%
	ABN Amro Bank N.V.	3.105%–3.320%, 07/22/05–08/29/05	78,000,000	77,834	1.10
	American Express Centurion
	Bank	3.080%–3.290%, 07/06/05–07/27/05	116,600,000	116,600	1.66
	Bank Of Montreal	3.280%–3.320%, 08/05/05–08/30/05	125,000,000	124,697	1.77
	Barclays Bank plc	3.110%–3.410%, 07/11/05–09/26/05	106,500,000	106,501	1.51
	Deutsche Bank	3.030%–3.050%, 07/12/05–07/15/05	150,000,000	149,995	2.13
	Dexia Bank	3.010%–3.390%, 07/05/05–09/23/05	125,000,000	124,994	1.77
	Royal Bank Of Canada	3.220%–3.265%, 08/25/05–09/06/05	100,000,000	99,975	1.42
	Toronto Dominion Bank	3.160%–3.385%, 08/15/05–11/28/05	99,200,000	99,181	1.41
	Wells Fargo	3.100%–3.130%, 07/08/05–07/26/05	50,000,000	50,000	0.71
	Other			124,858	1.77

				1,214,630	17.24

	COMMERCIAL PAPER
	ABN Amro North America Finance, Inc	3.230%, 09/07/05	47,360,000	47,062	0.67
	American Honda Finance
	Corp	3.010%–3.220%, 07/07/05–08/10/05	149,435,000	149,158	2.12
c	Beta Finance, Inc	3.050%–3.360%, 07/13/05–09/20/05	145,805,000	145,237	2.06
c	CC (USA), Inc	3.050%–3.350%, 07/15/05–10/17/05	150,471,000	149,792	2.13
	Ciesco Lp	3.090%–3.230%, 07/13/05–08/23/05	150,500,000	150,085	2.13
	Citigroup Funding, Inc	3.090%–3.265%, 07/21/05–08/18/05	122,000,000	121,530	1.73
c	Corporate Asset
	Funding Corp, Inc	3.080%–3.280%, 07/11/05–08/15/05	150,200,000	149,794	2.13
c	Dorada Finance, Inc	3.050%–3.410%, 07/12/05–11/23/05	149,943,000	149,287	2.12
c	Edison Asset
	Securitization LLC	3.050%–3.380%, 07/05/05–11/14/05	150,415,000	149,897	2.13
	FCAR Owner Trust	3.020%–3.220%, 07/05/05–08/17/05	149,000,000	148,709	2.11
	General Electric
	Capital Corp	3.030%–3.470%, 07/11/05–11/28/05	122,945,000	122,193	1.73
	Goldman Sachs Group Lp	3.150%–3.330%, 07/06/05–08/26/05	50,000,000	49,855	0.71
c	Govco, Inc	3.030%–3.530%, 07/08/05–12/15/05	150,290,000	149,552	2.12
c	Grampian Funding LLC	3.140%–3.350%, 07/18/05–10/26/05	76,750,000	76,221	1.08
	Greenwich Capital
	Holdings, Inc	3.040%–3.310%, 07/05/05–08/25/05	131,870,000	131,684	1.87
c	Greyhawk Funding LLC	3.130%–3.300%, 08/03/05–08/24/05	150,000,000	149,348	2.12
c	Harrier Finance
	Funding US LLC	3.070%–3.340%, 07/11/05–10/20/05	139,135,000	138,383	1.96
c	HBOS Treasury
	Services plc	3.290%–3.310%, 08/09/05–09/07/05	53,800,000	53,516	0.76
	HSBC Finance Corp	3.000%–3.300%, 07/01/05–09/15/05	98,000,000	97,595	1.39
c	IBM Capital, Inc	3.010%, 07/13/05	78,550,000	78,466	1.11
c	Kitty Hawk Funding Corp	.3.010%–3.360%, 07/13/05–09/20/05	149,602,000	149,153	2.12
c	Links Finance LLC	3.150%–3.290%, 08/08/05–09/08/05	150,060,000	149,388	2.12
	Paccar Financial Corp	3.030%–3.330%, 07/12/05–10/24/05	110,211,000	109,750	1.56
c	Park Avenue
	Receivables Corp	3.230%–3.330%, 07/14/05–08/11/05	115,630,000	115,360	1.64
c	Pepsico, Inc	3.260%, 08/01/05–08/09/05	50,000,000	49,837	0.71
c	Preferred Receivables
	Funding Corp	3.070%–3.260%, 07/06/05–08/16/05	143,920,000	143,527	2.04

56 |	2005 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Money Market Account |	Summary portfolio of investments (unaudited) June 30, 2005	concluded

				VALUE	% OF NET
	ISSUER		PRINCIPAL	(000)	ASSETS

	COMMERCIAL PAPER — (continued)
c	Private Export
	Funding Corp	3.060%–3.420%, 07/29/05–11/22/05	$150,910,000	$149,642	2.12%
c	Proctor & Gamble	3.070%–3.280%, 07/25/05–09/12/05	147,425,000	146,669	2.08
	Rabobank USA
	Financial Corp	3.125%–3.500%, 07/01/05–12/16/05	85,045,000	84,423	1.20
c	Ranger Funding Co	3.015%–3.255%, 07/05/05–07/28/05	149,737,000	149,562	2.12
c	Scaldis Capital LLC	3.060%–3.400%, 07/15/05–11/18/05	75,089,000	74,598	1.06
	Shell Finance (U.K.) plc	3.000%–3.400%, 07/01/05–10/11/05	134,790,000	134,235	1.91
c	Sigma Finance, Inc	2.770%–3.530%, 07/01/05–12/05/05	148,755,000	148,285	2.10
	Societe Generale
	North America, Inc	2.860%–3.225%, 07/14/05–09/14/05	146,215,000	145,796	2.07
	UBS Finance,
	(Delaware) Inc	3.050%–3.420%, 07/05/05–10/14/05	150,427,000	149,782	2.12
c	Variable Funding
	Capital Corp	3.050%–3.200%, 07/07/05–08/10/05	129,350,000	129,143	1.83
c	Yorktown Capital, LLC	3.050%–3.410%, 07/15/05–09/26/05	150,177,000	149,462	2.12
	Other			303,701	4.31

				4,889,677	69.41

	U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES
	Federal Home Loan Bank
	(FHLB)	2.940%–3.220%, 07/20/05–09/09/05	62,061,000	61,826	0.88
	Federal Home Loan Mortgage Corp
	(FHLMC)	2.970%–3.480%, 07/11/05–12/30/05	397,932,000	395,651	5.62
	Federal National Mortgage Association
	(FNMA)	3.445%, 12/09/05	340,637,000	338,506	4.80

				795,983	11.30

	VARIABLE NOTES			125,004	1.77

		TOTAL SHORT-TERM INVESTMENTS	(Cost $7,026,600)	7,025,294	99.72

		TOTAL PORTFOLIO	(Cost $7,026,600)	7,025,294	99.72%
		OTHER ASSETS AND LIABILITIES, NET		19,532	0.28

		NET ASSETS		$7,044,826	100.00%

c      Commercial Paper issued under the private placement exemption under Section 4(2) of the Securities Act of 1933.

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2005 Semiannual Report	| 57

CREF Equity Index Account |	Summary portfolio of investments (unaudited) June 30, 2005

			VALUE	% OF NET
	COMPANY	SHARES	(000)	ASSETS

	COMMON STOCKS
	AGRICULTURAL PRODUCTION-CROPS		$1,694	0.02%

	AGRICULTURAL PRODUCTION-LIVESTOCK		730	0.01

	AMUSEMENT AND RECREATION SERVICES		18,593	0.20

	APPAREL AND ACCESSORY STORES		64,924	0.71

	APPAREL AND OTHER TEXTILE PRODUCTS		15,930	0.17

	AUTO REPAIR, SERVICES AND PARKING		6,874	0.08

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		16,989	0.18

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc	1,492,258	58,049	0.63
	Other		38,214	0.42

			96,263	1.05

	BUSINESS SERVICES
	Microsoft Corp	6,404,726	159,093	1.73
*	Oracle Corp	2,618,914	34,570	0.38
	Other		461,280	5.01

			654,943	7.12

	CHEMICALS AND ALLIED PRODUCTS
	Abbott Laboratories	1,071,692	52,524	0.57
*	Amgen, Inc	856,644	51,793	0.56
	Bristol-Myers Squibb Co	1,349,739	33,716	0.37
	Lilly (Eli) & Co	678,378	37,792	0.41
	Merck & Co, Inc	1,524,516	46,955	0.51
	Pfizer, Inc	5,142,217	141,822	1.54
	Procter & Gamble Co	1,724,813	90,984	0.99
	Wyeth	926,343	41,222	0.45
	Other		403,316	4.38

			900,124	9.78

	COAL MINING		14,221	0.15

	COMMUNICATIONS
	BellSouth Corp	1,269,288	33,725	0.36
*	Comcast Corp (Class A)	1,405,966	43,163	0.47
	SBC Communications, Inc	2,281,896	54,195	0.59
	Verizon Communications, Inc	1,915,485	66,180	0.72
	Other		196,025	2.13

			393,288	4.27

	DEPOSITORY INSTITUTIONS
	Bank of America Corp	2,782,865	126,926	1.38
	Citigroup, Inc	3,599,709	166,415	1.81
	JPMorgan Chase & Co	2,435,155	86,010	0.93
e	U.S. Bancorp	1,265,135	36,942	0.40
	Wachovia Corp	1,091,857	54,156	0.59
	Wells Fargo & Co	1,168,710	71,969	0.78

58 |	2005 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Equity Index Account |	Summary portfolio of investments (unaudited) June 30, 2005	continued

			VALUE	% OF NET
	COMPANY	SHARES	(000)	ASSETS

	DEPOSITORY INSTITUTIONS — (continued)
	Other		$383,892	4.17%

			926,310	10.06

	EATING AND DRINKING PLACES		66,326	0.72

	EDUCATIONAL SERVICES		18,564	0.20

	ELECTRIC, GAS, AND SANITARY SERVICES		368,337	4.00

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Cisco Systems, Inc	4,472,249	85,465	0.93
	General Electric Co	7,337,877	254,257	2.76
	Intel Corp	4,271,439	111,314	1.21
	Qualcomm, Inc	1,128,821	37,262	0.41
	Other		307,801	3.34

			796,099	8.65

	ENGINEERING AND MANAGEMENT SERVICES		60,785	0.66

	FABRICATED METAL PRODUCTS		30,770	0.33

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co	1,440,259	60,131	0.65
	PepsiCo, Inc	1,157,941	62,448	0.68
	Other		141,420	1.54

			263,999	2.87

	FOOD STORES		38,181	0.42

	FORESTRY		12,456	0.14

	FURNITURE AND FIXTURES		35,175	0.38

	FURNITURE AND HOMEFURNISHINGS STORES		39,478	0.43

	GENERAL BUILDING CONTRACTORS		51,619	0.56

	GENERAL MERCHANDISE STORES
	Wal-Mart Stores, Inc	1,742,159	83,972	0.91
	Other		100,383	1.09

			184,355	2.00

	HEALTH SERVICES		107,843	1.17

	HEAVY CONSTRUCTION, EXCEPT BUILDING		668	0.01

	HOLDING AND OTHER INVESTMENT OFFICES		261,745	2.84

	HOTELS AND OTHER LODGING PLACES		40,273	0.44

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co	532,390	38,492	0.42
*	Dell, Inc	1,701,800	67,238	0.73
	Hewlett-Packard Co	2,001,450	47,054	0.51
	International Business Machines Corp	1,115,396	82,762	0.90
	Other		255,843	2.78

			491,389	5.34

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2005 Semiannual Report	| 59

CREF Equity Index Account |	Summary portfolio of investments (unaudited) June 30, 2005	continued

			VALUE	% OF NET
	COMPANY	SHARES	(000)	ASSETS

	INSTRUMENTS AND RELATED PRODUCTS
	Medtronic, Inc	838,170	$43,409	0.47%
	Other		247,120	2.69

			290,529	3.16

	INSURANCE AGENTS, BROKERS AND SERVICE		41,706	0.45

	INSURANCE CARRIERS
	American International Group, Inc	1,587,853	92,254	1.00
	UnitedHealth Group, Inc	875,071	45,626	0.50
	Other		319,249	3.47

			457,129	4.97

	JUSTICE, PUBLIC ORDER AND SAFETY		1,236	0.01

	LEATHER AND LEATHER PRODUCTS		12,313	0.13

	LEGAL SERVICES		950	0.01

	LOCAL AND INTERURBAN PASSENGER TRANSIT		1,673	0.02

	LUMBER AND WOOD PRODUCTS		3,500	0.04

	METAL MINING		26,131	0.28

	MISCELLANEOUS MANUFACTURING INDUSTRIES		22,868	0.25

	MISCELLANEOUS RETAIL		115,979	1.26

	MOTION PICTURES
*	Time Warner, Inc	3,170,759	52,983	0.57
	Walt Disney Co	1,410,350	35,513	0.39
	Other		50,902	0.55

			139,398	1.51

	NONDEPOSITORY INSTITUTIONS
	American Express Co	758,935	40,398	0.44
	Fannie Mae	668,594	39,046	0.42
	Other		124,272	1.35

			203,716	2.21

	NONMETALLIC MINERALS, EXCEPT FUELS		6,744	0.07

	OIL AND GAS EXTRACTION		231,857	2.52

	PAPER AND ALLIED PRODUCTS		57,810	0.63

	PERSONAL SERVICES		16,834	0.18

	PETROLEUM AND COAL PRODUCTS
	ChevronTexaco Corp	1,450,821	81,130	0.88
	ConocoPhillips	962,136	55,313	0.60
	ExxonMobil Corp	4,403,589	253,074	2.75
	Other		57,229	0.62

			446,746	4.85

	PRIMARY METAL INDUSTRIES		61,053	0.66

	PRINTING AND PUBLISHING		105,295	1.14

60 |	2005 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Equity Index Account |	Summary portfolio of investments (unaudited) June 30, 2005	continued

		VALUE	% OF NET
COMPANY	SHARES	(000)	ASSETS

RAILROAD TRANSPORTATION		$41,519	0.45%

REAL ESTATE		10,605	0.12

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		9,684	0.11

SECURITY AND COMMODITY BROKERS
Merrill Lynch & Co, Inc	653,459	35,947	0.39
Morgan Stanley	757,204	39,731	0.43
Other		122,437	1.33

		198,115	2.15

SOCIAL SERVICES		1,080	0.01

SPECIAL TRADE CONTRACTORS		3,368	0.04

STONE, CLAY, AND GLASS PRODUCTS		9,931	0.11

TEXTILE MILL PRODUCTS		651	0.01

TOBACCO PRODUCTS
Altria Group, Inc	1,433,271	92,675	1.01
Other		12,514	0.13

		105,189	1.14

TRANSPORTATION BY AIR		32,852	0.36

TRANSPORTATION EQUIPMENT
Boeing Co	572,415	37,779	0.41
United Technologies Corp	707,535	36,332	0.39
Other		140,492	1.53

		214,603	2.33

TRANSPORTATION SERVICES		11,834	0.13

TRUCKING AND WAREHOUSING		41,161	0.45

WATER TRANSPORTATION		4,408	0.05

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson	2,058,352	133,793	1.45
Other		40,437	0.44

		174,230	1.89

WHOLESALE TRADE-NONDURABLE GOODS		93,367	1.01

TOTAL COMMON STOCKS (Cost $7,689,704)		9,175,009	99.67

ISSUER

SHORT-TERM INVESTMENTS
CERTIFICATE OF DEPOSIT		9,995	0.11

COMMERCIAL PAPER		175,353	1.91

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2005 Semiannual Report	| 61

CREF Equity Index Account |	Summary portfolio of investments (unaudited) June 30, 2005	concluded

				VALUE	% OF NET
ISSUER			PRINCIPAL	(000)	ASSETS

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES
Federal Home Loan Bank
(FHLB)	2.950%–3.045%, 07/01/05–07/20/05		$75,018,000	$74,974	0.81%
Federal Home Loan Mortgage Corp
(FHLMC)	2.550%–3.120%, 07/01/05–09/12/05		80,000,000	79,782	0.87
Other				29,717	0.32

				184,473	2.00

VARIABLE NOTES				13,000	0.14

	TOTAL SHORT-TERM INVESTMENTS	(Cost $382,886)		382,821	4.16

	TOTAL PORTFOLIO	(Cost $8,072,590)		9,557,830	103.83%
	OTHER ASSETS AND LIABILITIES, NET			(352,238)	(3.83)

	NET ASSETS			$9,205,592	100.00%

* Non-income producing
e All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

Restricted securities held by the Account are as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST	VALUE

McLeod (Escrow)	05/14/02	$—	$—

62 |	2005 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Bond Market Account |	Summary portfolio of investments (unaudited) June 30, 2005

		VALUE	% OF NET
ISSUER	PRINCIPAL	(000)	ASSETS

CORPORATE BONDS
AGRICULTURAL SERVICES		$5,510	0.10%

AMUSEMENT AND RECREATION SERVICES		4,461	0.08

AUTO REPAIR, SERVICES AND PARKING		6,324	0.11

ASSET BACKED		150,273	2.64

BUSINESS SERVICES		10,237	0.18

CHEMICALS AND ALLIED PRODUCTS		36,220	0.64

COMMUNICATIONS		136,376	2.39

DEPOSITORY INSTITUTIONS		165,188	2.90

EATING AND DRINKING PLACES		2,005	0.04

ELECTRIC, GAS, AND SANITARY SERVICES		107,076	1.88

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		4,001	0.07

FABRICATED METAL PRODUCTS		6,837	0.12

FOOD AND KINDRED PRODUCTS		32,754	0.57

FOOD STORES		8,819	0.15

FORESTRY		5,841	0.10

FURNITURE AND FIXTURES		8,581	0.15

GENERAL BUILDING CONTRACTORS		18,394	0.32

GENERAL MERCHANDISE STORES		18,315	0.32

HEALTH SERVICES		4,061	0.07

HOLDING AND OTHER INVESTMENT OFFICES		34,410	0.60

HOTELS AND OTHER LODGING PLACES		5,020	0.09

INDUSTRIAL MACHINERY AND EQUIPMENT		12,256	0.22

INSTRUMENTS AND RELATED PRODUCTS		2,001	0.04

INSURANCE CARRIERS		40,760	0.71

METAL MINING		20,152	0.35

MISCELLANEOUS MANUFACTURING INDUSTRIES		7,916	0.14

MISCELLANEOUS RETAIL		6,041	0.11

MOTION PICTURES		34,571	0.61

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS		3,561	0.06

NONDEPOSITORY INSTITUTIONS		193,243	3.39

OIL AND GAS EXTRACTION		58,329	1.02

OTHER MORTGAGE BACKED SECURITIES		120,558	2.12

PAPER AND ALLIED PRODUCTS		25,163	0.44

PERSONAL SERVICES		1,498	0.03

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2005 Semiannual Report	| 63

CREF Bond Market Account |	Summary portfolio of investments (unaudited) June 30, 2005	continued

					VALUE	% OF NET
	ISSUER		RATING†	PRINCIPAL	(000)	ASSETS

	PETROLEUM AND COAL PRODUCTS				$19,517	0.34%

	PIPELINES, EXCEPT NATURAL GAS				15,524	0.27

	PRIMARY METAL INDUSTRIES				11,647	0.20

	PRINTING AND PUBLISHING				10,824	0.19

	RAILROAD TRANSPORTATION				18,322	0.32

	RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				1,792	0.03

	SECURITY AND COMMODITY BROKERS				75,158	1.32

	STONE, CLAY, AND GLASS PRODUCTS				3,736	0.07

	TOBACCO PRODUCTS				1,272	0.02

	TRANSPORTATION BY AIR				7,349	0.13

	TRANSPORTATION EQUIPMENT				54,447	0.96

	WHOLESALE TRADE—DURABLE GOODS				5,007	0.09

	WHOLESALE TRADE—NONDURABLE GOODS				15,064	0.26

		TOTAL CORPORATE BONDS	(Cost $1,515,517)		1,536,411	26.96

	GOVERNMENT BONDS
	AGENCY SECURITIES
d	Federal Farm Credit Bank (FFCB)	2.250%, 09/01/06	Aaa	$110,050,000	108,062	1.90
e	FFCB	3.000%–4.125%, 12/17/07–04/15/09	Aaa	59,400,000	58,987	1.04
	Federal Home Loan Bank (FHLB)	4.570%, 10/17/08	Aaa	53,100,000	53,282	0.93
e	Federal Home Loan Mortgage Corp
	(FHLMC)	3.875%–6.375%, 06/15/08–01/15/15	Aa2	72,970,000	74,023	1.30
	FHLMC	7.000%, 03/15/10	Aaa	138,000,000	155,573	2.73
e	FHLMC	5.875%, 03/21/11	Aa2	36,399,000	39,254	0.69
e,d	Federal National Mortgage Association
	(FNMA)	2.625%–6.210%, 11/15/06–08/06/38	Aaa	164,570,000	166,490	2.92
e	FNMA	5.000%, 01/15/07	Aaa	63,000,000	64,111	1.12
	FNMA	3.750%, 05/17/07	Aaa	61,000,000	60,839	1.07
e	FNMA	3.410%, 08/30/07	Aaa	45,500,000	44,994	0.79
	FNMA	3.100%, 09/06/07	Aaa	71,900,000	71,861	1.26
	FNMA	3.020%, 09/12/07	Aaa	55,000,000	54,959	0.96
	FNMA	7.125%, 06/15/10	Aaa	77,300,000	87,931	1.54
	Other				70,627	1.24

					1,110,993	19.49

	FOREIGN GOVERNMENT BONDS				139,902	2.45

	MORTGAGE BACKED SECURITIES
h	Federal Home Loan Mortgage Corp Gold
	(FGLMC)	5.500%, 07/14/05		65,000,000	65,894	1.15
h	FGLMC	4.500%, 07/19/05		58,000,000	57,728	1.01
h	FGLMC	5.000%, 08/11/05		145,000,000	144,683	2.54
d	FGLMC	5.500%, 12/01/33		40,658,010	41,275	0.73
h	FGLMC	5.500%, 06/01/35		34,929,786	35,440	0.62
h	Federal National Mortgage Association
	(FNMA)	6.000%, 07/14/05		207,000,000	212,175	3.72

64 |	2005 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Bond Market Account |	Summary portfolio of investments (unaudited) June 30, 2005	continued

					VALUE	% OF NET
	ISSUER			PRINCIPAL	(000)	ASSETS

	MORTGAGE BACKED SECURITIES — (continued)
h	FNMA	6.500%, 07/14/05		$102,000,000	$105,538	1.85%
h	FNMA	5.000%, 07/19/05		35,000,000	35,383	0.62
h	FNMA	5.500%, 08/16/05		57,000,000	58,425	1.03
e	FNMA	4.125%, 05/15/10		36,900,000	37,082	0.65
d	FNMA	5.500%, 04/01/18		44,880,170	46,099	0.81
h	FNMA	5.500%, 03/01/35		48,223,103	48,912	0.86
	FNMA	5.500%, 06/01/35		37,719,473	38,258	0.67
h	FNMA	5.000%, 08/25/35		179,000,000	178,608	3.14
	Other				811,798	14.24

					1,917,298	33.64

	U.S. TREASURY SECURITIES
e	U.S. Treasury Bond	8.000%, 11/15/21		292,490,000	421,504	7.40
e	U.S. Treasury Bond	5.375%, 02/15/31		49,914,000	58,922	1.03
e	U.S. Treasury Note	2.000%–4.375%, 08/31/05–02/15/15		141,780,000	142,130	2.49
e	U.S. Treasury Note	3.750%, 03/31/07		37,500,000	37,557	0.66
e	U.S. Treasury Note	3.875%, 05/15/10		42,524,000	42,766	0.75
e	U.S. Treasury Note	3.625%, 06/15/10		38,340,000	38,172	0.67
	Other				58,362	1.03

					799,413	14.03

	TOTAL GOVERNMENT BONDS		(Cost $3,902,363)		3,967,606	69.61

		TOTAL BONDS	(Cost $5,417,880)		5,504,017	96.57

	TOTAL TIAA-CREF MUTUAL FUNDS		(Cost $3,422)		3,708	0.07

	SHORT-TERM INVESTMENTS
	COMMERCIAL PAPER
d	ABN Amro North America Finance, Inc	3.220%, 08/15/05		50,070,000	49,864	0.87
d	American Honda Finance Corp	3.220%, 08/11/05		38,700,000	38,554	0.68
d	Coca-Cola Co	3.210%, 08/16/05		44,300,000	44,112	0.77
d	EI Du Pont de Nemours & Co	3.100%, 07/15/05		50,000,000	49,937	0.88
d	General Electric Capital Corp	3.170%, 07/22/05		40,000,000	39,924	0.70
d	Goldman Sachs Group, Inc	3.100%, 07/15/05		50,000,000	49,936	0.88
c,d	Greyhawk Funding LLC	3.160%, 08/08/05		50,000,000	49,824	0.87
c,d	Kitty Hawk Funding Corp	3.120%, 07/13/05		39,520,000	39,476	0.69
d	Merrill Lynch & Co, Inc	3.090%–3.240%, 07/07/05–07/28/05		50,000,000	49,927	0.88
c,d	Park Avenue
	Receivables Corp	3.090%–3.150%, 07/06/05–07/19/05		45,051,000	45,005	0.79
c,d	Preferred Receivables Fundng	3.150%, 07/14/05		50,000,000	49,940	0.88
c,d	Procter & Gamble Co	3.120%–3.220%, 07/14/05–07/27/05		50,000,000	49,902	0.88
d	Rabobank Us
	Financial Corp	3.180%–3.290%, 07/05/05–07/26/05		51,000,000	50,942	0.89
c,d	Ranger Funding Co LLC	3.150%, 07/18/05		50,000,000	49,922	0.88
d	SBC Communications, Inc	3.110%, 07/12/05		35,700,000	35,664	0.63
d	Societe Generale North America, Inc	3.145%, 07/21/05		40,000,000	39,928	0.70
	Verizon Network Funding	3.150%–3.310%, 07/19/05–08/17/05		50,000,000	49,833	0.87
c,d	Wal-Mart Stores, Inc	3.050%, 07/06/05		47,329,000	47,308	0.83
	Other				160,757	2.82

					990,755	17.39

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2005 Semiannual Report	| 65

CREF Bond Market Account |	Summary portfolio of investments (unaudited) June 30, 2005	concluded

				VALUE	% OF NET
	ISSUER		PRINCIPAL	(000)	ASSETS

	U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES
d	Federal Home Loan Bank (FHLB)	2.970%, 07/14/05	$53,500,000	$53,438	0.94%
d	Federal National Mortgage Association
	(FNMA)	2.970%–3.090%, 07/01/05–08/03/05	63,030,000	62,934	1.10

				116,372	2.04

	INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
	Bank of New York Institutional
	Cash Reserve Fund	3.320%, 07/01/05	1,074,218,000	1,074,507	18.85

				1,074,507	18.85

	TOTAL SHORT-TERM INVESTMENTS		(Cost $2,181,611)	2,181,634	38.28

	TOTAL PORTFOLIO		(Cost $7,602,913)	7,689,359	134.92%
	OTHER ASSETS AND LIABILITIES, NET			(1,990,017)	(34.92)

		NET ASSETS		$5,699,342	100.00%

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
e	All or a portion of these securities are out on loan.
h	These securities were purchased on a delayed delivery basis.
†	As provided by Moody’s Investors Service (Unaudited)

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

66 |	2005 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Social Choice Account |	Summary portfolio of investments (unaudited) June 30, 2005

	VALUE	% OF NET
ISSUER	(000)	ASSETS

CORPORATE BONDS

ASSET BACKED	$58,434	0.80%

BUSINESS SERVICES	5,082	0.07

CHEMICALS AND ALLIED PRODUCTS	31,022	0.43

COMMUNICATIONS	62,910	0.86

DEPOSITORY INSTITUTIONS	123,202	1.69

EATING AND DRINKING PLACES	5,382	0.07

ELECTRIC, GAS, AND SANITARY SERVICES	36,958	0.51

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	12,293	0.17

FABRICATED METAL PRODUCTS	3,149	0.04

FOOD AND KINDRED PRODUCTS	37,260	0.51

FOOD STORES	5,667	0.08

FURNITURE AND FIXTURES	4,037	0.06

GENERAL BUILDING CONTRACTORS	11,917	0.16

GENERAL MERCHANDISE STORES	486	0.01

HOLDING AND OTHER INVESTMENT OFFICES	23,308	0.32

INDUSTRIAL MACHINERY AND EQUIPMENT	22,426	0.31

INSTRUMENTS AND RELATED PRODUCTS	17,860	0.25

INSURANCE CARRIERS	44,666	0.61

MISCELLANEOUS MANUFACTURING INDUSTRIES	3,060	0.04

MISCELLANEOUS RETAIL	5,112	0.07

MOTION PICTURES	15,182	0.21

NONDEPOSITORY INSTITUTIONS	31,842	0.44

OIL AND GAS EXTRACTION	19,443	0.27

OTHER MORTGAGE BACKED SECURITIES	44,630	0.61

PAPER AND ALLIED PRODUCTS	12,235	0.17

PETROLEUM AND COAL PRODUCTS	5,037	0.07

PIPELINES, EXCEPT NATURAL GAS	5,542	0.07

PRIMARY METAL INDUSTRIES	5,562	0.08

PRINTING AND PUBLISHING	10,026	0.14

RAILROAD TRANSPORTATION	5,262	0.07

SECURITY AND COMMODITY BROKERS	7,953	0.11

TRANSPORTATION BY AIR	7,844	0.11

TRANSPORTATION EQUIPMENT	5,143	0.07

TRANSPORTATION SERVICES	2,065	0.03

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2005 Semiannual Report	| 67

CREF Social Choice Account |	Summary portfolio of investments (unaudited) June 30, 2005	continued

					VALUE	% OF NET
	ISSUER		RATING†	PRINCIPAL	(000)	ASSETS

	WHOLESALE TRADE-DURABLE GOODS				$4,094	0.06%

		TOTAL CORPORATE BONDS	(Cost $705,531)		696,091	9.57

	GOVERNMENT BONDS
	AGENCY SECURITIES
d	Federal National Mortgage Association
	(FNMA)	3.125%, 07/15/06	Aaa	$50,000,000	49,655	0.68
e	FNMA	3.375%–7.125%, 03/15/07–10/15/14	Aaa	99,925,000	101,909	1.40
	FNMA	3.100%, 09/06/07	Aaa	60,000,000	59,968	0.83
	FNMA	7.125%, 06/15/10	Aaa	39,500,000	44,932	0.62
	Other				338,213	4.64

					594,677	8.17

	FOREIGN GOVERNMENT BONDS				69,062	0.95

	MORTGAGE BACKED SECURITIES
h	Federal Home Loan Mortgage Corp Gold
	(FGLMC)	5.000%, 08/11/05		45,000,000	44,902	0.62
h	Federal National Mortgage Association
	(FNMA)	6.000%, 07/14/05		63,000,000	64,575	0.89
h	FNMA	5.000%, 08/11/05		95,000,000	94,792	1.30
h	FNMA	5.500%, 08/16/05		40,000,000	41,000	0.56
	FNMA	5.500%, 02/01/35		48,673,165	49,367	0.68
h	FNMA	5.500%, 04/01/35		40,414,282	40,992	0.56
	Other				648,581	8.92

					984,209	13.53

	MUNICIPAL BONDS				7,373	0.10

	U.S. TREASURY SECURITIES
	U.S. Treasury Bond	8.000%, 11/15/21		103,825,000	149,608	2.06
e	U.S. Treasury Note	1.875%–4.000%, 12/31/05–05/15/08		96,151,000	95,726	1.31
e	U.S. Treasury Note	2.375%, 08/15/06		69,950,000	69,043	0.95
e	U.S. Treasury Note	3.875%, 05/15/10		35,760,000	35,964	0.49
e,h	U.S. Treasury Note	4.125%, 05/15/15		60,900,000	61,795	0.85
	Other				79,033	1.09

					491,169	6.75

		TOTAL GOVERNMENT BONDS	(Cost $2,098,843)		2,146,490	29.50

		TOTAL BONDS	(Cost $2,804,374)		2,842,581	39.07

	PREFERRED STOCKS
	HOLDING AND OTHER INVESTMENT OFFICES				9	0.00

		TOTAL PREFERRED STOCKS	(Cost $7)		9	0.00

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES				392	0.01

	APPAREL AND ACCESSORY STORES				31,492	0.43

	APPAREL AND OTHER TEXTILE PRODUCTS				2,781	0.04

68 |	2005 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Social Choice Account |	Summary portfolio of investments (unaudited) June 30, 2005	continued

			VALUE	% OF NET
	COMPANY	SHARES	(000)	ASSETS

	AUTO REPAIR, SERVICES AND PARKING		$1,735	0.02%

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		3,291	0.05

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc	1,004,126	39,061	0.54
	Other		22,788	0.31

			61,849	0.85

	BUSINESS SERVICES
	Microsoft Corp	3,840,893	95,408	1.31
	Other		187,124	2.57

			282,532	3.88

	CHEMICALS AND ALLIED PRODUCTS
*	Amgen, Inc	673,257	40,705	0.56
	Merck & Co, Inc	1,198,558	36,916	0.51
	Procter & Gamble Co	1,260,238	66,478	0.91
	Other		223,493	3.07

			367,592	5.05

	COMMUNICATIONS
e	SBC Communications, Inc	1,925,995	45,742	0.63
e	Verizon Communications, Inc	1,363,195	47,098	0.65
	Other		115,682	1.59

			208,522	2.87

	DEPOSITORY INSTITUTIONS
	JPMorgan Chase & Co	2,016,984	71,240	0.98
	U.S. Bancorp	1,360,612	39,730	0.55
	Wachovia Corp	1,033,085	51,241	0.70
	Washington Mutual, Inc	820,962	33,405	0.46
	Wells Fargo & Co	1,022,788	62,983	0.87
	Other		167,576	2.30

			426,175	5.86

	EATING AND DRINKING PLACES
	McDonald’s Corp	1,175,801	32,628	0.45
	Other		8,603	0.12

			41,231	0.57

	EDUCATIONAL SERVICES		1,253	0.02

	ELECTRIC, GAS, AND SANITARY SERVICES		234,620	3.22

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Cisco Systems, Inc	2,611,627	49,908	0.69
	Intel Corp	2,692,525	70,167	0.96
	Other		173,428	2.38

			293,503	4.03

	ENGINEERING AND MANAGEMENT SERVICES		21,303	0.29

	FABRICATED METAL PRODUCTS		27,565	0.38

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2005 Semiannual Report	| 69

CREF Social Choice Account |	Summary portfolio of investments (unaudited) June 30, 2005	continued

			VALUE	% OF NET
	COMPANY	SHARES	(000)	ASSETS

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co	1,182,800	$49,382	0.68%
	PepsiCo, Inc	907,304	48,931	0.67
	Other		53,509	0.74

			151,822	2.09

	FOOD STORES		27,392	0.38

	FURNITURE AND FIXTURES		34,166	0.47

	FURNITURE AND HOMEFURNISHINGS STORES		13,286	0.18

	GENERAL BUILDING CONTRACTORS		32,852	0.45

	GENERAL MERCHANDISE STORES		66,837	0.92

	HEALTH SERVICES		37,901	0.52

	HOLDING AND OTHER INVESTMENT OFFICES		107,845	1.48

	HOTELS AND OTHER LODGING PLACES		8,235	0.11

	INDUSTRIAL MACHINERY AND EQUIPMENT
e	3M Co	566,044	40,925	0.56
e*	Dell, Inc	1,022,039	40,381	0.56
	Hewlett-Packard Co	1,351,023	31,763	0.44
	International Business Machines Corp	708,857	52,597	0.72
	Other		102,137	1.40

			267,803	3.68

	INSTRUMENTS AND RELATED PRODUCTS
	Medtronic, Inc	650,262	33,677	0.46
	Other		120,292	1.65

			153,969	2.11

	INSURANCE AGENTS, BROKERS AND SERVICE		32,321	0.44

	INSURANCE CARRIERS
	American International Group, Inc	1,076,136	62,524	0.86
	UnitedHealth Group, Inc	718,208	37,447	0.51
	Other		170,646	2.35

			270,617	3.72

	LEATHER AND LEATHER PRODUCTS		6,996	0.10

	LEGAL SERVICES		75	0.00

	LOCAL AND INTERURBAN PASSENGER TRANSIT		282	0.00

	LUMBER AND WOOD PRODUCTS		428	0.01

	METAL MINING		7,632	0.10

	MISCELLANEOUS MANUFACTURING INDUSTRIES		11,819	0.16

	MISCELLANEOUS RETAIL		58,495	0.80

	MOTION PICTURES
*	Time Warner, Inc	2,051,799	34,286	0.47
	Other		47,975	0.66

			82,261	1.13

70 |	2005 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Social Choice Account |	Summary portfolio of investments (unaudited) June 30, 2005	continued

			VALUE	% OF NET
	COMPANY	SHARES	(000)	ASSETS

	NONDEPOSITORY INSTITUTIONS
e	American Express Co	782,671	$41,662	0.57%
	Fannie Mae	563,746	32,923	0.45
	Freddie Mac	476,802	31,102	0.43
	Other		78,972	1.09

			184,659	2.54

	NONMETALLIC MINERALS, EXCEPT FUELS		9,256	0.13

	OIL AND GAS EXTRACTION		221,029	3.04

	PAPER AND ALLIED PRODUCTS		35,393	0.49

	PERSONAL SERVICES		66	0.00

	PETROLEUM AND COAL PRODUCTS		37,781	0.52

	PRIMARY METAL INDUSTRIES		40,773	0.56

	PRINTING AND PUBLISHING		34,009	0.47

	RAILROAD TRANSPORTATION		15,542	0.21

	REAL ESTATE		56	0.00

	RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		2,112	0.03

	SECURITY AND COMMODITY BROKERS
	Merrill Lynch & Co, Inc	547,929	30,142	0.41
	Other		60,913	0.84

			91,055	1.25

	SPECIAL TRADE CONTRACTORS		105	0.00

	STONE, CLAY, AND GLASS PRODUCTS		4,185	0.06

	TEXTILE MILL PRODUCTS		138	0.00

	TRANSPORTATION BY AIR		28,093	0.39

	TRANSPORTATION EQUIPMENT		45,773	0.63

	TRANSPORTATION SERVICES		3,947	0.05

	TRUCKING AND WAREHOUSING		25,889	0.36

	WATER TRANSPORTATION		652	0.01

	WHOLESALE TRADE-DURABLE GOODS
	Johnson & Johnson	1,672,542	108,715	1.50
	Other		29,261	0.40

			137,976	1.90

	WHOLESALE TRADE-NONDURABLE GOODS		55,856	0.77

	TOTAL COMMON STOCKS (Cost $3,237,605)		4,353,215	59.83

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2005 Semiannual Report	| 71

CREF Social Choice Account |	Summary portfolio of investments (unaudited) June 30, 2005	continued

					VALUE	% OF NET
	ISSUER			PRINCIPAL	(000)	ASSETS

	SHORT-TERM INVESTMENTS
	COMMERCIAL PAPER
d	Goldman Sachs Group, Inc	3.100%, 07/15/05		$30,000,000	$29,962	0.41%
c	Kimberly-Clark Worldwide, Inc	3.080%, 07/11/05		29,900,000	29,973	0.41
c	Procter & Gamble Co	3.220%, 07/27/05		32,000,000	31,925	0.44
d	Verizon Network Funding	3.150%, 07/06/05		32,100,000	32,085	0.44
	Other				112,961	1.56

					236,906	3.26

	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Home Loan Bank Discount Notes
	(FHLB)	2.970%–3.215%, 07/05/05–08/17/05		115,300,000	115,129	1.58
d	Federal Home Loan Mortgage Corp
	(FHLMC)	2.550%–3.205%, 07/01/05–08/01/05		134,744,000	134,491	1.85
d	Federal National Mortgage Association
	(FNMA)	2.970%–3.170%, 07/01/05–07/21/05		119,700,000	119,543	1.64

					369,163	5.07

	INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
	REPURCHASED AGREEMENTS
	Bear Stearns & Co. 3.380% Dated 06/30/2005,			89,877,000	89,885	1.23
	Due 07/01/2005 In The Amount Of $89,885,438
	Fully Collateralized as follows:
	Federal Farm Credit Bank
	(FFCB)	2.375%–5.450%, 10/02/2006–04/21/2020	$33,531,354
	Federal Home Loan Bank
	(FHLB)	2.625%–5.550%, 03/20/2007–05/04/2015	37,099,536
	Federal National Mortgage Association
	(FNMA)	3.550%–4.250%, 01/30/2007–05/15/2010	21,233,711

	Total Market Value		91,864,601
	Morgan Stanley & Co, Inc 3.350% Dated 06/30/2005,			68,016,000	68,022	0.93
	Due 07/01/2005 In The Amount Of $68,022,329
	Fully Collateralized as follows:
	Federal Home Loan Bank
	(FHLB)	0.00%, 12/22/2006–04/16/2019	57,137,782
	Federal Home Loan Mortgage Corp
	(FHLMC)	6.00%, 08/04/2005–11/15/2024	4,054,216
	Federal National Mortgage Association
	(FNMA)	0.00%–3.750%, 03/15/2007–05/17/2007	8,185,091

	Total Market Value		69,377,089
	Goldman Sachs & Co. 3.350% Dated 06/30/2005,			7,056,000	7,057	0.10
	Due 07/01/2005 In The Amount Of $7,056,657
	Fully Collateralized as follows:
	Federal National Mortgage Association
	(FNMA)	3.550%, 11/15/2007	7,197,415

	Total Market Value		7,197,415

72 |	2005 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Social Choice Account |	Summary portfolio of investments (unaudited) June 30, 2005	concluded

				VALUE	% OF NET
ISSUER			PRINCIPAL	(000)	ASSETS

REPURCHASED AGREEMENTS — (continued)
Merrill Lynch & Co. Inc, 3.350% Dated 06/30/2005,			$85,000,000	$85,008	1.17%
Due 07/01/2005 In The Amount Of $85,007,910
Fully Collateralized as follows:
Federal National Mortgage Association
(FNMA)	3.550%, 11/15/2007	$86,703,559

Total Market Value		86,703,559
				249,972	3.43

	TOTAL SHORT-TERM INVESTMENTS	(Cost $856,069)		856,041	11.76

	TOTAL PORTFOLIO	(Cost $6,898,055)		8,051,846	110.66%
	OTHER ASSETS AND LIABILITIES, NET			(775,391)	(10.66)

	NET ASSETS			$7,276,455	100.00%

*	Non-income producing
c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
e	All or a portion of these securities are out on loan.
h	These securities were purchased on a delayed delivery basis.
†	As provided by Moody’s Investors Service (Unaudited)

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2005 Semiannual Report	| 73

CREF Inflation-Linked Bond Account |	Summary portfolio of investments (unaudited) June 30, 2005

					VALUE	% OF NET
	ISSUER			PRINCIPAL	(000)	ASSETS

	GOVERNMENT BONDS
	U.S. TREASURY SECURITIES
e,k	U.S. Treasury Inflation Indexed Bonds	3.375%, 01/15/07		$216,033,568	$222,970	5.62%
e,k	U.S. Treasury Inflation Indexed Bonds	3.625%, 01/15/08		247,473,969	261,956	6.60
k	U.S. Treasury Inflation Indexed Bonds	3.875%, 01/15/09		232,690,963	253,233	6.38
k	U.S. Treasury Inflation Indexed Bonds	4.250%, 01/15/10		161,420,189	181,674	4.58
e,k	U.S. Treasury Inflation Indexed Bonds	0.875%, 04/15/10		262,265,394	255,790	6.44
k	U.S. Treasury Inflation Indexed Bonds	3.500%, 01/15/11		156,135,930	173,091	4.36
k	U.S. Treasury Inflation Indexed Bonds	3.375%, 01/15/12		86,368,209	96,490	2.43
k	U.S. Treasury Inflation Indexed Bonds	3.000%, 07/15/12		304,630,515	334,737	8.43
k	U.S. Treasury Inflation Indexed Bonds	1.875%, 07/15/13		267,368,475	273,218	6.88
k	U.S. Treasury Inflation Indexed Bonds	2.000%, 01/15/14		270,801,117	279,009	7.03
k	U.S. Treasury Inflation Indexed Bonds	2.000%, 07/15/14		239,355,251	246,648	6.21
k	U.S. Treasury Inflation Indexed Bonds	1.625%, 01/15/15		261,555,640	260,617	6.56
e,k	U.S. Treasury Inflation Indexed Bonds	2.375%, 01/15/25		242,797,468	266,016	6.70
k	U.S. Treasury Inflation Indexed Bonds	3.625%, 04/15/28		246,606,052	331,646	8.35
e,k	U.S. Treasury Inflation Indexed Bonds	3.875%, 04/15/29		281,704,399	396,367	9.98
e,k	U.S. Treasury Inflation Indexed Bonds	3.375%, 04/15/32		68,927,866	93,893	2.37

					3,927,355	98.92

		TOTAL GOVERNMENT BONDS	(Cost $3,708,505)		3,927,355	98.92

	SHORT-TERM INVESTMENTS
	COMMERCIAL PAPER				1,600	0.04

	INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
	REPURCHASED AGREEMENTS
	Bear Stearns & Co. 3.380% Dated 06/30/2005,			25,000,000	25,002	0.63
	Due 07/01/2005 In The Amount Of $25,002,347
	Fully Collateralized as follows:
	Federal Farm Credit Bank
	(FFCB)	5.450%, 04/21/2020	$2,465,094
	Federal Home Loan Bank
	(FHLB)	2.375%–5.500%, 10/02/2006–06/16/2015	17,181,448
	Federal National Mortgage Association
	(FNMA)	3.550%–4.250%, 01/30/2007–05/15/2010	5,906,325

	Total Market Value		25,552,867
	Goldman Sachs & Co.3.350% Dated 06/30/2005,		5,263,000		5,264	0.13
	Due 07/01/2005 In The Amount Of $5,263,490
	Fully Collateralized as follows:
	Federal National Mortgage Association
	(FNMA)	3.550%, 11/15/2007	5,368,480

	Total Market Value		5,368,480
	Goldman Sachs & Co.3.350% Dated 06/30/2005,		14,737,000		14,738	0.37
	Due 07/01/2005 In The Amount Of $14,738,371
	Fully Collateralized as follows:
	Federal National Mortgage Association
	(FNMA)	3.550%, 11/15/2007	15,032,357

	Total Market Value		15,032,357

CREF Inflation-Linked Bond Account |	Summary portfolio of investments (unaudited) June 30, 2005	concluded

				VALUE	% OF NET
ISSUER			PRINCIPAL	(000)	ASSETS

REPURCHASED AGREEMENTS — (continued)
Merrill Lynch & Co. Inc, 3.350% Dated 06/30/2005,			$15,000,000	$15,001	0.38%
Due 07/01/2005 In The Amount Of $15,001,396
Fully Collateralized as follows:
Federal Home Loan Bank
(FHLB)	0.000%–6.00%, 08/04/2005–11/15/2024	$12,600,958
Federal National Mortgage Association
(FNMA)	0.000%–3.750%, 03/15/2007–04/08/2019	2,699,212

Total Market Value		15,300,170
Morgan Stanley & Co. Inc, 3.350% Dated 06/30/2005,			10,263,000	10,264	0.26
Due 07/01/2005 In The Amount Of $10,468,376
Fully Collateralized as follows:
Federal Home Loan Bank
(FHLB)	0.000%–6.000%, 08/04/2005–11/15/2024	8,621,575
Federal Home Loan Mortgage Corp
(FHLMC)	0.000%, 04/08/2019	611,745
Federal National Mortgage Association
(FNMA)	0.000%–3.750%, 03/15/2007–05/17/2007	1,235,056

Total Market Value		10,468,376
Morgan Stanley & Co. Inc, 3.350% Dated 06/30/2005,			11,984,000	11,985	0.30
Due 07/01/2005 In The Amount Of $11,985,115
Fully Collateralized as follows:
Federal Home Loan Bank
(FHLB)	0.000%–6.000%, 08/04/2005–11/15/2024	10,067,325
Federal Home Loan Mortgage Corp
(FHLMC)	0.000%, 04/08/2019	714,328
Federal National Mortgage Association
(FNMA)	0.000%–3.750%, 03/15/2007–05/17/2007	1,442,163

Total Market Value		12,223,816
				82,254	2.07

	TOTAL SHORT-TERM SECURITIES	(Cost $83,855)		83,854	2.11

	TOTAL PORTFOLIO (Cost $3,792,360)			4,011,209	101.03%
	OTHER ASSETS AND LIABILITIES, NET			(41,107)	(1.03)

	NET ASSETS			$3,970,102	100.00%

e All or a portion of these securities are out on loan.
k Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2005 Semiannual Report	| 75

Statements of assets and liabilities (unaudited) |	College Retirement Equities Fund June 30, 2005

	Stock	Growth	Global Equities	Money Market	Equity Index	Bond Market
(amounts in thousands, except amounts per accumulation unit)	Account	Account	Account	Account	Account	Account

ASSETS
Portfolio investments, at cost
Unaffiliated issuers	$98,342,680	$10,638,144	$10,927,543	$7,026,600	$8,072,590	$7,599,491
Affiliated issuers	198,906	—	—	—	—	3,422

Total portfolio investments, at cost	98,541,586	10,638,144	10,927,543	7,026,600	8,072,590	7,602,913

Portfolio investments, at value:
Unaffiliated issuers	113,720,943	11,667,413	11,203,424	7,025,294	9,557,830	7,685,651
Affiliated issuers	177,475	—	—	—	—	3,708

Total portfolio investments, at value
(including securities loaned of $4,694,005,
$485,538, $709,101, $—, $332,689
and $1,055,273, respectively)	113,898,418	11,667,413	11,203,424	7,025,294	9,557,830	7,689,359
Cash	80,358	—	7,148	14	2,976	9,078
Cash – foreign (cost of $60,794 and $58,450, respectively)	60,737	—	58,410	—	—	—
Dividends and investment receivable	151,915	5,570	16,400	4,048	10,803	42,951
Receivable from securities transactions	1,252,885	300,380	68,184	—	83,396	660,065
Amounts due from TIAA	27,173	12,659	10,061	15,529	8,368	4,361

Total assets	115,471,486	11,986,022	11,363,627	7,044,885	9,663,373	8,405,814

LIABILITIES
Deposits for securities loaned-Note 3	5,010,025	492,114	751,556	—	347,107	1,074,507
Amount due to banks	21,293	144,043	20	—	78	—
Payable for securities transactions	1,537,199	160,011	61,350	59	110,381	1,631,965
Payable for variation margin on open futures contracts	2,148	—	—	—	215	—

Total liabilities	6,570,665	796,168	812,926	59	457,781	2,706,472

NET ASSETS
Accumulation Fund	$93,692,075	$10,991,284	$10,288,283	$6,817,039	$9,001,332	$5,527,716
Annuity Fund	15,208,746	198,570	262,418	227,787	204,260	171,626

Total net assets	$108,900,821	$11,189,854	$10,550,701	$7,044,826	$9,205,592	$5,699,342

Accumulation units outstanding – Notes 4 and 5	489,425	193,445	133,782	305,978	115,396	72,245

Net asset value per accumulation unit – Note 4	$191.43	$56.82	$76.90	$22.28	$78.00	$76.51

76 |	2005 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2005 Semiannual Report	| 77

Statements of assets and liabilities (unaudited) |	College Retirement Equities Fund June 30, 2005	concluded

		Inflation-
	Social Choice	Linked Bond
(amounts in thousands, except amounts per accumulation unit)	Account	Account

ASSETS
Portfolio investments, at cost
Unaffiliated issuers	$6,898,055	$3,792,360
Affiliated issuers	—	—

Total portfolio investments, at cost	6,898,055	3,792,360

Portfolio investments, at value:
Unaffiliated issuers	8,051,846	4,011,209
Affiliated issuers	—	—

Total portfolio investments, at value
(including securities loaned of $431,756 and $80,503,
respectively)	8,051,846	4,011,209
Cash	6,648	82
Dividends and investment receivable	25,139	39,683
Receivable from securities transactions	314,816	15
Amounts due from TIAA	6,206	3,431

Total assets	8,404,655	4,054,420

LIABILITIES
Deposits for securities loaned-Note 3	441,985	82,255
Amount due to banks	6,277	—
Payable for securities transactions	679,938	2,063

Total liabilities	1,128,200	84,318

NET ASSETS
Accumulation Fund	$7,036,377	$3,823,080
Annuity Fund	240,078	147,022

Total net assets	$7,276,455	$3,970,102

Accumulation units outstanding – Notes 4 and 5	64,435	82,301

Net asset value per accumulation unit – Note 4	$109.20	$46.45

78 |	2005 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

Statements of operations (unaudited) |	College Retirement Equities Fund June 30, 2005

	Stock	Growth
(amounts in thousands)	Account	Account

INVESTMENT INCOME
Income:
Interest	$35,527	$3,184
Dividends:
Unaffliliated issuers	1,163,791	52,530
Affiliated issuers	990	—
Foreign taxes withheld	(34,250)	(110)

Total income	1,166,058	55,604

EXPENSES – NOTE 2:
Investment	69,267	9,239
Operating	184,811	19,401

Total expenses	254,078	28,640

Investment income – net	911,980	26,964

REALIZED AND UNREALIZED GAIN (LOSS) ON
TOTAL INVESTMENTS – NOTE 3
Net realized gain (loss) on:
Portfolio investments	6,426,110	(201,066)
Futures transactions	1,922	—
Foreign currency transactions	(12,773)	—

Net realized gain (loss) on total investments	6,415,259	(201,066)

Net change in unrealized depreciation on:
Portfolio investments	(7,748,130)	(118,735)
Futures transactions	(7,602)	—
Translation of assets (other than portfolio investments)
and liabilities denominated in foreign currencies	(183)	—

Net change in unrealized depreciation on total investments	(7,755,915)	(118,735)

Net realized and unrealized loss on total investments	(1,340,656)	(319,801)

Net decrease in net assets resulting from operations	$(428,676)	$(292,837)

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2005 Semiannual Report	| 79

Statements of operations (unaudited) |	College Retirement Equities Fund June 30, 2005	concluded

						Inflation-
	Global Equities	Money Market	Equity Index	Bond Market	Social Choice	Linked Bond
(amounts in thousands)	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Income:
Interest	$6,625	$94,784	$1,451	$130,054	$61,236	$99,767
Dividends:
Unaffliliated issuers	138,971	—	78,734	—	34,653	—
Affiliated issuers	—	—	—	128	—	—
Foreign taxes withheld	(6,809)	—	(4)	—	—	—

Total income	138,787	94,784	80,181	130,182	95,889	99,767

EXPENSES – NOTE 2:
Investment	9,047	2,565	3,656	3,185	3,315	1,974
Operating	17,217	12,175	15,086	9,596	11,921	6,056

Total expenses	26,264	14,740	18,742	12,781	15,236	8,030

Investment income – net	112,523	80,044	61,439	117,401	80,653	91,737

REALIZED AND UNREALIZED GAIN (LOSS) ON
TOTAL INVESTMENTS – NOTE 3
Net realized gain (loss) on:
Portfolio investments	906,349	(21)	32,457	(25,630)	12,828	2,694
Futures transactions	(7,562)	—	781	—	—	—
Foreign currency transactions	(1,929)	—	—	—	—	—

Net realized gain (loss) on total investments	896,858	(21)	33,238	(25,630)	12,828	2,694

Net change in unrealized appreciation (depreciation) on:
Portfolio investments	(1,081,799)	291	(113,178)	41,975	(48,915)	625
Futures transactions	(1,493)	—	(287)	—	—	—
Translation of assets (other than portfolio investments)
and liabilities denominated in foreign currencies	1,185	—	—	—	—	—

Net change in unrealized appreciation (depreciation)
on total investments	(1,082,107)	291	(113,465)	41,975	(48,915)	625

Net realized and unrealized gain (loss) on total investments	(185,249)	270	(80,227)	16,345	(36,087)	3,319

Net increase (decrease) in net assets resulting
from operations	$(72,726)	$80,314	$(18,788)	$133,746	$44,566	$95,056

80 |	2005 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2005 Semiannual Report	| 81

Statements of cash flows (unaudited) |	College Retirement Equities Fund For the six months ended June 30, 2005

(amounts in thousands)	Bond Market	Social Choice

CASH FLOW FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$133,746	$44,566
Adjustments to reconcile net increase in net assets
resulting from operations to net cash provided
by operating activities:
Proceeds from sales of long-term securities	1,662,611	1,143,713
Purchases of long-term securities	(2,120,618)	(1,667,790)
Purchases of short-term investments-net	(527,194)	93,404
Decrease in receivables	(4,273)	(4,170)
Increase in payables	730,365	111,026
Net realized gain (loss) on total investments	25,630	(12,828)
Net change in unrealized gain (loss) on total investments	(41,975)	48,915

Net cash used in operating activities	(141,708)	(243,164)

CASH FLOWS FROM FINANCING ACTIVITIES:
Premiums	234,564	312,380
Net transfers to TIAA	(23,089)	(37,455)
Net transfers from other CREF Accounts
and affiliated mutual	51,211	52,415
Annuity payments	(14,612)	(14,444)
Withdrawals and death benefits	(98,416)	(82,621)

Net cash provided by financing activities	149,658	230,275

Increase (decrease) in cash	7,950	(12,889)

CASH
Beginning of year	1,128	19,537

End of period	$9,078	$6,648

82 |	2005 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

Statements of changes in net assets | College Retirement Equities Fund

	Stock Account

	For the	For the
	Six Months Ended	Year Ended
	June 30,	December 31,
(amounts in thousands)	2005	2004

	(Unaudited)
FROM OPERATIONS
Investment income-net	$911,980	$1,655,859
Net realized gain on total investments	6,415,259	11,356,900
Net change in unrealized depreciation on total investments	(7,755,915)	(221,394)

Net increase (decrease) in net assets resulting
from operations	(428,676)	12,791,365

FROM PARTICIPANT TRANSACTIONS
Premiums	1,833,001	3,443,219
Net transfers to TIAA	(621,294)	(508,186)
Net transfers to other CREF Accounts and
affiliated mutual funds	(499,107)	(755,356)
Annuity payments	(850,039)	(1,598,328)
Withdrawals and death benefits	(1,314,890)	(2,215,229)

Net decrease in net assets resulting from
participant transactions	(1,452,329)	(1,633,880)

Net increase (decrease) in net assets	(1,881,005)	11,157,485

NET ASSETS
Beginning of period	110,781,826	99,624,341

End of period	$108,900,821	$110,781,826

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2005 Semiannual Report	| 83

Statements of changes in net assets | College Retirement Equities Fund	continued

	Growth Account		Global Equities Account		Money Market Account

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
(amounts in thousands)	2005	2004	2005	2004	2005	2004

	(Unaudited)		(Unaudited)		(Unaudited)
FROM OPERATIONS
Investment income-net	$26,964	$85,323	$112,523	$144,890	$80,044	$71,492
Net realized gain (loss) on total investments	(201,066)	72,759	896,858	839,907	(21)	(396)
Net change in unrealized appreciation
(depreciation) on total investments	(118,735)	524,842	(1,082,107)	199,440	291	(1,484)

Net increase (decrease) in net assets resulting
from operations	(292,837)	682,924	(72,726)	1,184,237	80,314	69,612

FROM PARTICIPANT TRANSACTIONS
Premiums	567,094	1,192,732	431,873	800,365	405,781	745,562
Net transfers from (to) TIAA	(134,090)	32,287	(49,232)	34,160	(114,874)	(1,210)
Net transfers from (to) other CREF Accounts and
affiliated mutual funds	(424,952)	(968,499)	91,375	340,736	211,757	(322,099)
Annuity payments	(13,974)	(30,417)	(17,498)	(32,705)	(26,367)	(52,315)
Withdrawals and death benefits	(165,131)	(297,015)	(144,367)	(219,928)	(293,095)	(566,000)

Net increase (decrease) in net assets resulting from
participant transactions	(171,053)	(70,912)	312,151	922,628	183,202	(196,062)

Net increase (decrease) in net assets	(463,890)	612,012	239,425	2,106,865	263,516	(126,450)

NET ASSETS
Beginning of period	11,653,744	11,041,732	10,311,276	8,204,411	6,781,310	6,907,760

End of period	$11,189,854	$11,653,744	$10,550,701	$10,311,276	$7,044,826	$6,781,310

84 |	2005 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2005 Semiannual Report	| 85

Statements of changes in net assets | College Retirement Equities Fund	continued

	Equity Index Account		Bond Market Account		Social Choice Account

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
(amounts in thousands)	2005	2004	2005	2004	2005	2004

	(Unaudited)		(Unaudited)		(Unaudited)
FROM OPERATIONS
Investment income-net	$61,439	$128,392	$117,401	$216,571	$80,653	$156,000
Net realized gain (loss) on total investments	33,238	24,693	(25,630)	25,716	12,828	59,537
Net change in unrealized appreciation
(depreciation) on total investments	(113,465)	762,244	41,975	(27,144)	(48,915)	349,256

Net increase (decrease) in net assets resulting
from operations	(18,788)	915,329	133,746	215,143	44,566	564,793

FROM PARTICIPANT TRANSACTIONS
Premiums	424,475	794,664	234,564	449,155	312,380	587,414
Net transfers from (to) TIAA	(67,577)	26,172	(23,089)	(110,158)	(37,455)	(35,596)
Net transfers from (to) other CREF Accounts and
affiliated mutual funds	1,388	94,906	51,211	(320,543)	52,415	159,243
Annuity payments	(17,539)	(31,528)	(14,612)	(33,015)	(14,444)	(27,288)
Withdrawals and death benefits	(135,356)	(212,601)	(98,416)	(193,449)	(82,621)	(140,274)

Net increase (decrease) in net assets resulting from
participant transactions	205,391	671,613	149,658	(208,010)	230,275	543,499

Net increase in net assets	186,603	1,586,942	283,404	7,133	274,841	1,108,292

NET ASSETS
Beginning of period	9,018,989	7,432,047	5,415,938	5,408,805	7,001,614	5,893,322

End of period	$9,205,592	$9,018,989	$5,699,342	$5,415,938	$7,276,455	$7,001,614

86 |	2005 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2005 Semiannual Report	| 87

Statements of changes in net assets | College Retirement Equities Fund	concluded

	Inflation-Linked Bond Account

	For the	For the
	Six Months Ended	Year Ended
	June 30,	December 31,
(amounts in thousands)	2005	2004

	(Unaudited)
FROM OPERATIONS
Investment income-net	$91,737	$128,394
Net realized gain on total investments	2,694	40,537
Net change in unrealized appreciation on total investments	625	53,354

Net increase in net assets resulting from operations	95,056	222,285

FROM PARTICIPANT TRANSACTIONS
Premiums	174,359	295,190
Net transfers from TIAA	9,174	8,802
Net transfers from other CREF Accounts and
affiliated mutual funds	340,512	495,327
Annuity payments	(11,199)	(20,007)
Withdrawals and death benefits	(62,443)	(99,136)

Net increase in net assets resulting from
participant transactions	450,403	680,176

Net increase in net assets	545,459	902,461

NET ASSETS
Beginning of period	3,424,643	2,522,182

End of period	$3,970,102	$3,424,643

88 |	2005 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)  |  College Retirement Equities Fund

Note 1—significant accounting policies

The purpose of College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. It consists of eight investment portfolios: the Stock, Growth, Global Equities, Money Market, Equity Index, Bond Market, Social Choice and Inflation-Linked Bond Accounts (“Accounts”). The financial statements were prepared in accordance with U.S. generally accepted accounting principles, which may require the use of estimates made by management. Actual results may vary from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Valuation of investments. Equity securities listed or traded on a national securities exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments, are valued at the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Account), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Money market instruments in the Money Market Account with a remaining maturity of 60 days or less are valued on an amortized cost basis, or at market value if market value is materially different from amortized cost. Investments in registered investment companies are valued at their net asset value. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Futures contracts are valued at the last sale price as of the close of business on the board of trade or exchange on which they are traded. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events materially affecting their value occur between the time their price is determined and the time the Account’s net asset value is calculated. The fair value of securities may be determined with the assistance of a pricing service, which attempts to calculate a fair value for securities based on numerous factors including correlations of a security’s price with securities indices and other appropriate indicators, such as ADR’s and futures contracts. Other factors may also be considered in determining fair value, such as fundamental analytical data,

College Retirement Equities Fund 2005 Semiannual Report	| 89

Notes to financial statements (unaudited)	continued

market and trading trends, and public trading of similar securities of the issuer or comparable issuers.

Accounting for investments. Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Accounts are informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the specific identification method.

Dollar roll transactions. The accounts may enter into dollar rolls in which an Account sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. Dollar rolls are recorded as financing transactions. Dollar rolls can enhance an Account’s return by earning a spread between the yield on the underlying securities and short-term interest rates. The use of dollar roll transactions by the Bond Market and Social Choice Accounts results in borrowing requiring the presentation of a statement of cash flows.

Repurchase agreements. The Accounts may enter into repurchase agreements with qualified institutions. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually-agreed upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Accounts will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Accounts maintain the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Foreign currency transactions and translation. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

90 |	2005 Semiannual Report College Retirement Equities Fund

Notes to financial statements (unaudited)	continued

Forward foreign currency contracts. The Accounts may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Accounts are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency contracts which is typically limited to the unrealized gain on each open contract.

Securities lending. The Accounts may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Accounts continue to receive income on the securities loaned and receive additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Accounts. Although each transaction is collateralized, the Accounts would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures contracts. The Accounts may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Securities purchased on a when-issued or delayed delivery basis. The Accounts may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Accounts to the risk that the transaction may not be consummated.

Restricted securities. Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Federal income taxes. CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (“Code”), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will

College Retirement Equities Fund 2005 Semiannual Report	| 91

Notes to financial statements (unaudited)	continued

generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

Note 2—management agreements

Investment advisory services for the Accounts are provided by TIAA-CREF Investment Management, LLC (“Investment Management”) in accordance with an Investment Management Service Agreement with CREF. Investment Management is a registered investment adviser and a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF.

Administrative services for the CREF Accounts and distribution functions for the Account’s certificates are provided by TIAA-CREF Individual & Institutional Services, LLC (“Services”) in accordance with a Principal Underwriting and Administrative Services Agreement with CREF. Services, a wholly-owned subsidiary of TIAA, is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

The services provided by Investment Management and Services are provided at cost. Investment Management and Services receive fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the fees as close as possible to each Account’s actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.

TIAA provides guarantees for the CREF Accounts for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.

Note 3—investments

At June 30, 2005, the market value of securities loaned and collateral received in connection therewith was comprised as follows:

	Stock	Growth	Global Equities
	Account	Account	Account

Market value of securities loaned	$4,694,005,371	$485,537,833	$709,100,794
Cash collateral	5,010,025,290	492,114,124	751,555,920

				Inflation-
	Equity Index	Bond Market	Social Choice	Linked Bond
	Account	Account	Account	Account

Market value of securities loaned	$332,688,834	$1,055,272,935	$431,756,398	$80,502,916
Cash collateral	347,106,972	1,074,507,365	441,985,171	82,254,674

92 |	2005 Semiannual Report College Retirement Equities Fund

Notes to financial statements (unaudited)	continued

At June 30, 2005, net unrealized appreciation (depreciation) of portfolio investments for each of the Accounts, consisting of gross unrealized appreciation and gross unrealized depreciation, were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
	Appreciation	Depreciation	(Depreciation)

Stock Account	18,112,270,481	2,755,438,772	15,356,831,709
Growth Account	1,317,864,185	28,595,654	1,289,268,531
Global Equities Account	609,398,241	333,517,145	275,881,096
Money Market Account	17,110	1,322,715	(1,305,605)
Equity Index Account	2,153,269,410	668,029,213	1,485,240,197
Bond Market Account	101,938,425	15,483,730	86,454,695
Social Choice Account	1,379,542,972	225,752,085	1,153,790,887
Inflation-Linked Bond Account	230,155,540	11,306,245	218,849,295

At June 30, 2005, the Stock and Equity Index Accounts held open futures contracts as follows:

	Number of	Market	Expiration	Unrealized
	Contracts	Value	Date	Loss

Stock Account
E-mini S&P 500 Index	3,835	$229,237,125	September 2005	$(2,934,302)

Equity Index Account
E-mini S&P 500 Index	353	$21,100,575	September 2005	$(194,944)
E-mini Russell 2000 Index	58	3,729,980	September 2005	(19,851)

				$(214,795)

Companies in which the Accounts held 5% or more of the outstanding voting shares are defined as “affiliated” in the Investment Company Act of 1940. Additionally, investments in other investments companies advised by Investment Management or affiliated entities are treated as affiliated. Information regarding transactions with affiliated companies is as follows:

	Stock	Bond Market
	Account	Account

Value of affiliated companies at
June 30, 2005:	$177,475,185	$3,708,270
For the six months ended
June 30, 2005:
Dividend income	989,762	107,951
Realized loss	(3,365,716)	—

College Retirement Equities Fund 2005 Semiannual Report	| 93

Notes to financial statements (unaudited)	continued

Purchases and sales of portfolio securities, other than short-term money market instruments, for the Accounts for the six months ended June 30, 2005, were as follows:

	Stock	Growth	Global Equities	Equity Index	Bond Market	Social Choice	Inflation-Linked
	Account	Account	Account	Account	Account	Account	Bond Market

Purchases:
Unaffiliated companies	34,323,683,961	4,550,939,456	8,108,627,683	743,858,381	2,779,120,664	1,991,067,599	869,645,363
Affiliated companies	40,424,137	—	—	—	127,951	—	—

Total Purchases	34,364,108,098	4,550,939,456	8,108,627,683	743,858,381	2,779,248,615	1,991,067,599	869,645,363

Sales:
Unaffiliated companies	34,472,792,342	4,660,881,056	7,604,229,402	476,768,781	2,191,957,215	1,429,407,613	387,095,675
Affiliated companies	55,679,909	—	—	—	—	—	—

Total Sales	34,528,472,251	4,660,881,056	7,604,229,402	476,768,781	2,191,957,215	1,429,407,613	387,095,675

94 |	2005 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2005 Semiannual Report	| 95

Notes to financial statements (unaudited)	continued

Note 4—condensed financial information

Selected condensed financial information for an Accumulation Unit of each Account is presented below:

	Stock Account

	For the Six	For the Year Ended December 31,
	Months Ended
	June 30, 2005 (a)	2004	2003	2002	2001		2000

	(Unaudited)
Per Accumulation Unit Data:
Investment income	$2.039	$3.564	$2.796	$2.476	$2.432		$2.472
Expenses	0.445	0.717	0.746	0.638	0.693		0.626

Investment income-net	1.594	2.847	2.050	1.838	1.739	(b)	1.846
Net realized and unrealized gain (loss) on total investments	(2.298)	19.297	39.127	(35.535)	(27.951	)(b)	(19.231)

Net increase (decrease) in Accumulation Unit Value	(0.704)	22.144	41.177	(33.697)	(26.212)		(17.385)
Accumulation Unit Value:
Beginning of year	192.137	169.993	128.816	162.513	188.725		206.110

End of period	$191.433	$192.137	$169.993	$128.816	$162.513		$188.725

Total Return	(0.37%)	13.03%	31.97%	(20.73%)	(13.89%)		(8.43%)
Ratios to Average Net Assets:
Expenses	0.23%	0.41%	0.52%	0.44%	0.41%		0.31%
Investment income-net	0.84%	1.63%	1.43%	1.28%	1.03	%(b)	0.91%
Portfolio turnover rate	31.76%	57.85%	47.46%	31.19%	29.41%		32.65%
Thousands of Accumulation Units outstanding at end of period	489,425	494,584	499,306	493,295	508,889		525,111

(a)	The percentages shown for this period are not annualized.

(b)	As required, effective January 1, 2001, the Accounts adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on all debt securities. For the Stock Account, the effect of this change for the year ended December 31, 2001 was to increase investment income-net per Accumulation Unit by $.006, and increase net realized and unrealized loss per Accumulation Unit by $.006. For the ratio of investment income-net to average net assets, there was no effect for the Stock Account for the year ended December 31, 2001. Per Accumulation Unit amounts and ratios for the period prior to January 1, 2001 have not been restated to reflect this change in presentation.

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Notes to financial statements (unaudited)	continued

	Growth Account

	For the Six	For the Year Ended December 31,
	Months Ended
	June 30, 2005 (a)	2004	2003	2002	2001		2000

	(Unaudited)
Per Accumulation Unit Data:
Investment income	$0.282	$0.672	$0.606	$0.488	$0.387		$0.509
Expenses	0.145	0.249	0.265	0.231	0.278		0.320

Investment income-net	0.137	0.423	0.341	0.257	0.109	(b)	0.189
Net realized and unrealized gain (loss) on total investments	(1.584)	3.005	11.572	(18.704)	(18.345	)(b)	(20.788)

Net increase (decrease) in Accumulation Unit Value	(1.447)	3.428	11.913	(18.447)	(18.236)		(20.599)
Accumulation Unit Value:
Beginning of year	58.266	54.838	42.925	61.372	79.608		100.207

End of period	$56.819	$58.266	$54.838	$42.925	$61.372		$79.608

Total Return	(2.48%)	6.25%	27.75%	(30.06%)	(22.91%)		(20.56%)
Ratios to Average Net Assets:
Expenses	0.26%	0.45%	0.54%	0.46%	0.43%		0.31%
Investment income-net	0.24%	0.77%	0.70%	0.51%	0.17	%(b)	0.18%
Portfolio turnover rate	41.09%	64.72%	76.41%	53.99%	44.40%		37.18%
Thousands of Accumulation Units outstanding at end of period	193,445	196,256	197,453	176,249	171,149		166,751

(a)	The percentages shown for this period are not annualized.

(b)	As required, effective January 1, 2001, the Accounts adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on all debt securities. For the Growth Account, the effect of this change for the year ended December 31, 2001 was to decrease investment income-net per Accumulation Unit by $.002, and decrease net realized and unrealized loss per Accumulation Unit by $.002. For the ratio of investment income-net to average net assets, there was no effect for the Growth Account for the year ended December 31, 2001. Per Accumulation Unit amounts and ratios for the period prior to January 1, 2001 have not been restated to reflect this change in presentation.

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Notes to financial statements (unaudited)	continued

	Global Equities Account

	For the Six	For the Year Ended December 31,
	Months Ended
	June 30, 2005 (a)	2004	2003	2002	2001		2000

	(Unaudited)
Per Accumulation Unit Data:
Investment income	$1.016	$1.462	$1.249	$0.956	$0.985		$0.946
Expenses	0.192	0.323	0.325	0.281	0.320		0.325

Investment income-net	0.824	1.139	0.924	0.675	0.665	(b)	0.621
Net realized and unrealized gain (loss) on total investments	(1.358)	8.064	16.227	(14.853)	(16.493	)(b)	(16.281)

Net increase (decrease) in Accumulation Unit Value	(0.534)	9.203	17.151	(14.178)	(15.828)		(15.660)
Accumulation Unit Value:
Beginning of year	77.438	68.235	51.084	65.262	81.090		96.750

End of period	$76.904	$77.438	$68.235	$51.084	$65.262		$81.090

Total Return	(0.69%)	13.49%	33.57%	(21.72%)	(19.52%)		(16.19%)
Ratios to Average Net Assets:
Expenses	0.25%	0.46%	0.57%	0.49%	0.46%		0.35%
Investment income-net	1.08%	1.62%	1.60%	1.18%	0.95	%(b)	0.68%
Portfolio turnover rate	74.23%	74.13%	139.61%	95.70%	111.91%		98.06%
Thousands of Accumulation Units outstanding at end of period	133,782	129,787	117,021	104,438	99,558		99,622

(a)	The percentages shown for this period are not annualized.

(b)	As required, effective January 1, 2001, the Accounts adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on all debt securities. For the Global Equities Account, the effect of this change for the year ended December 31, 2001 was to increase investment income-net per Accumulation Unit by $.001, and increase net realized and unrealized loss per Accumulation Unit by $.001. For the ratio of investment income-net to average net assets, there was no effect for the Global Equities Account for the year ended December 31, 2001. Per Accumulation Unit amounts and ratios for the period prior to January 1, 2001 have not been restated to reflect this change in presentation.

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Notes to financial statements (unaudited)	continued

	Money Market Account

	For the Six	For the Year Ended December 31,
	Months Ended
	June 30, 2005 (a)	2004	2003	2002	2001	2000

	(Unaudited)
Per Accumulation Unit Data:
Investment income	$0.302	$0.307	$0.264	$0.407	$0.888	$1.273
Expenses	0.047	0.078	0.097	0.082	0.069	0.055

Investment income-net	0.255	0.229	0.167	0.325	0.819	1.218
Net realized and unrealized gain (loss) on total investments	0.001	(0.006)	(0.004)	(0.005)	0.009	0.007

Net increase in Accumulation Unit Value	0.256	0.223	0.163	0.320	0.828	1.225
Accumulation Unit Value:
Beginning of year	22.024	21.801	21.638	21.318	20.490	19.265

End of period	$22.280	$22.024	$21.801	$21.638	$21.318	$20.490

Total Return	1.16%	1.02%	0.75%	1.50%	4.04%	6.36%
Ratios to Average Net Assets:
Expenses	0.21%	0.36%	0.45%	0.38%	0.33%	0.28%
Investment income-net	1.15%	1.05%	0.77%	1.51%	3.88%	6.12%
Thousands of Accumulation Units outstanding at end of period	305,978	297,573	305,732	334,898	338,791	315,206

(a)      The percentages shown for this period are not annualized.

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Notes to financial statements (unaudited)	continued

	Equity Index Account

	For the Six	For the Year Ended December 31,
	Months Ended
	June 30, 2005 (a)	2004	2003	2002	2001		2000

	(Unaudited)
Per Accumulation Unit Data:
Investment income	$0.687	$1.400	$1.073	$1.003	$0.973		$1.055
Expenses	0.161	0.256	0.278	0.248	0.258		0.233

Investment income-net	0.526	1.144	0.795	0.755	0.715	(b)	0.822
Net realized and unrealized gain (loss) on total investments	(0.713)	6.954	15.521	(15.713)	(9.849	)(b)	(7.216)

Net increase (decrease) in Accumulation Unit Value	(0.187)	8.098	16.316	(14.958)	(9.134)		(6.394)
Accumulation Unit Value:
Beginning of year	78.191	70.093	53.777	68.735	77.869		84.263

End of period	$78.004	$78.191	$70.093	$53.777	$68.735		$77.869

Total Return	(0.24%)	11.55%	30.34%	(21.76%)	(11.73%)		(7.59%)
Ratios to Average Net Assets:
Expenses	0.21%	0.36%	0.46%	0.41%	0.37%		0.28%
Investment income-net	0.68%	1.60%	1.33%	1.26%	1.02	%(b)	0.98%
Portfolio turnover rate	5.33%	3.27%	3.40%	7.02%	6.14%		9.42%
Thousands of Accumulation Units outstanding at end of period	115,396	112,708	103,603	86,020	75,254		62,018

(a)	The percentages shown for this period are not annualized.

(b)	As required, effective January 1, 2001, the Accounts adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on all debt securities. For the Equity Index Account, the change had no effect on the condensed financial information.

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Notes to financial statements (unaudited)	continued

	Bond Market Account

	For the Six	For the Year Ended December 31,
	Months Ended
	June 30, 2005 (a)	2004	2003	2002	2001		2000

	(Unaudited)
Per Accumulation Unit Data:
Investment income	$1.771	$3.265	$2.946	$3.317	$3.258		$3.636
Expenses	0.174	0.292	0.347	0.261	0.242		0.174

Investment income-net	1.597	2.973	2.599	3.056	3.016	(b)	3.462
Net realized and unrealized gain on total investments	0.216	0.015	0.377	3.236	1.571	(b)	2.621

Net increase in Accumulation Unit Value	1.813	2.988	2.976	6.292	4.587		6.083
Accumulation Unit Value:
Beginning of year	74.701	71.713	68.737	62.445	57.858		51.775

End of period	$76.514	$74.701	$71.713	$68.737	$62.445		$57.858

Total Return	2.43%	4.17%	4.33%	10.08%	7.93%		11.75%
Ratios to Average Net Assets:
Expenses	0.23%	0.40%	0.49%	0.41%	0.43%		0.33%
Investment income-net	2.11%	4.07%	3.69%	4.75%	5.36	%(b)	6.50%
Portfolio turnover rate	41.91%	100.40%	163.84%	249.41%	257.02%		377.44	%(c)
Thousands of Accumulation Units outstanding at end of period	72,245	70,239	73,111	81,952	71,368		54,745

(a)	The percentages shown for this period are not annualized.

(b)	As required, effective January 1, 2001, the Accounts adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on all debt securities. For the Bond Market Account, the effect of this change for the year ended December 31, 2001 was to decrease investment income-net per Accumulation Unit by $.067, increase net realized and unrealized gain per Accumulation Unit by $.067 and decrease the ratio of investment income-net to average net assets by .12%. Per Accumulation Unit amounts and ratios for the period prior to January 1, 2001 have not been restated to reflect this change in presentation.

(c)	During 2000, the Bond Market Account began structuring dollar rolls as financing transactions; had these transactions been treated for the entire year as purchases and sales, rather than as financing transactions, the portfolio turnover rate for the year ended December 31, 2000 would have been 552.94%.

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Notes to financial statements (unaudited)	continued

	Social Choice Account

	For the Six	For the Year Ended December 31,
	Months Ended
	June 30, 2005 (a)	2004	2003	2002	2001		2000

	(Unaudited)
Per Accumulation Unit Data:
Investment income	$1.461	$2.883	$2.418	$2.687	$2.766		$3.188
Expenses	0.232	0.377	0.422	0.337	0.352		0.282

Investment income-net	1.229	2.506	1.996	2.350	2.414	(b)	2.906
Net realized and unrealized gain (loss) on total investments	(0.587)	6.473	14.293	(10.756)	(7.003	)(b)	(2.582)

Net increase (decrease) in Accumulation Unit Value	0.642	8.979	16.289	(8.406)	(4.589)		0.324
Accumulation Unit Value:
Beginning of year	108.559	99.580	83.291	91.697	96.286		95.962

End of period	$109.201	$108.559	$99.580	$83.291	$91.697		$96.286

Total Return	0.59%	9.02%	19.56%	(9.17%)	(4.77%)		0.34%
Ratios to Average Net Assets:
Expenses	0.22%	0.37%	0.47%	0.39%	0.40%		0.30%
Investment income-net	1.14%	2.46%	2.22%	2.75%	2.77	%(b)	3.04%
Portfolio turnover rate	20.91%	36.51%	40.91%	92.82%	68.64%		117.10	%(c)
Thousands of Accumulation Units outstanding at end of period	64,435	62,316	57,111	50,707	46,290		42,550

(a)	The percentages shown for this period are not annualized.

(b)	As required, effective January 1, 2001, the Accounts adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on all debt securities. For the Social Choice Account, the effect of this change for the year ended December 31, 2001 was to decrease investment income-net per Accumulation Unit by $.019, increase net realized and unrealized loss per Accumulation Unit by $.019 and decrease the ratio of investment income-net to average net assets by .02%. Per Accumulation Unit amounts and ratios for the period prior to January 1, 2001 have not been restated to reflect this change in presentation.

(c)	During 2000, the Social Choice Account began structuring dollar rolls as financing transactions; had these transactions been treated for the entire year as purchases and sales, rather than as financing transactions, the portfolio turnover rate for the year ended December 31, 2000 would have been 196.05%.

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Notes to financial statements (unaudited)	continued

	Inflation-Linked Bond Account

	For the Six	For the Year Ended December 31,
	Months Ended
	June 30, 2005 (a)	2004	2003	2002	2001		2000

	(Unaudited)
Per Accumulation Unit Data:
Investment income	$1.206	$2.028	$1.764	$1.797	$1.816		$2.113
Expenses	0.097	0.166	0.193	0.147	0.122		0.083

Investment income-net	1.109	1.862	1.571	1.650	1.694	(b)	2.030
Net realized and unrealized gain on total investments	0.048	1.497	1.395	3.817	0.692	(b)	1.491

Net increase in Accumulation Unit Value	1.157	3.359	2.966	5.467	2.386		3.521
Accumulation Unit Value:
Beginning of year	45.296	41.937	38.971	33.504	31.118		27.597

End of period	$46.453	$45.296	$41.937	$38.971	$33.504		$31.118

Total Return	2.55%	8.01%	7.61%	16.32%	7.67%		12.76%
Ratios to Average Net Assets:
Expenses	0.22%	0.39%	0.48%	0.41%	0.36%		0.29%
Investment income-net	2.48%	4.34%	3.93%	4.56%	4.93	%(b)	6.97%
Portfolio turnover rate	10.60%	110.22%	239.72%	31.33%	42.16%		17.17%
Thousands of Accumulation Units outstanding at end of period	82,301	72,643	57,499	63,825	35,274		15,188

(a)	The percentages shown for this period are not annualized.

(b)	As required, effective January 1, 2001, the Accounts adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on all debt securities. For the Inflation-Linked Bond Account, the effect of this change for the year ended December 31, 2001 was to decrease investment income-net per Accumulation Unit by $.031, increase net realized and unrealized gain per Accumulation Unit by $.031 and decrease the ratio of investment income-net to average net assets by .11%. Per Accumulation Unit amounts and ratios for the period prior to January 1, 2001 have not been restated to reflect this change in presentation.

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Notes to financial statements (unaudited)	continued

Note 5—accumulation units

Changes in the number of Accumulation Units outstanding were as follows:

	Stock Account		Growth Account

	For the	For the	For the	For the
	Six Months	Year Ended	Six Months	Year Ended
	Ended	December 31,	Ended	December 31,
	June 30, 2005	2004	June 30, 2005	2004

	(Unaudited)		(Unaudited)
Accumulation Units:
Credited for premiums	9,694,863	19,682,827	10,100,391	21,670,197
Cancelled for transfers,
disbursements and amounts
applied to the Annuity Fund	(14,854,157)	(24,404,881)	(12,910,984)	(22,867,520)
Outstanding:
Beginning of year	494,584,185	499,306,239	196,255,760	197,453,083

End of period	489,424,891	494,584,185	193,445,167	196,255,760

	Global Equities Account		Money Market Account

	For the	For the	For the	For the
	Six Months	Year Ended	Six Months	Year Ended
	Ended	December 31,	Ended	December 31,
	June 30, 2005	2004	June 30, 2005	2004

	(Unaudited)		(Unaudited)
Accumulation Units:
Credited for premiums	5,650,413	11,615,737	18,326,613	34,061,295
Credited (cancelled) for transfers,
disbursements and amounts
applied to the Annuity Fund	(1,655,195)	1,149,620	(9,921,506)	(42,220,296)
Outstanding:
Beginning of year	129,786,505	117,021,148	297,572,977	305,731,978

End of period	133,781,723	129,786,505	305,978,084	297,572,977

112 | 2005 Semiannual Report College Retirement Equities Fund

Notes to financial statements (unaudited)	continued

	Equity Index Account		Bond Market Account

	For the	For the	For the	For the
	Six Months	Year Ended	Six Months	Year Ended
	Ended	December 31,	Ended	December 31,
	June 30, 2005	2004	June 30, 2005	2004

	(Unaudited)		(Unaudited)
Accumulation Units:
Credited for premiums	5,529,552	11,058,206	3,120,543	6,209,468
Cancelled for transfers,
disbursements and amounts
applied to the Annuity Fund	(2,841,982)	(1,953,274)	(1,114,993)	(9,081,346)
Outstanding:
Beginning of year	112,708,205	103,603,273	70,239,336	73,111,214

End of period	115,395,775	112,708,205	72,244,886	70,239,336

	Social Choice Account		Inflation-Linked Bond Account

	For the	For the	For the	For the
	Six Months	Year Ended	Six Months	Year Ended
	Ended	December 31,	Ended	December 31,
	June 30, 2005	2004	June 30, 2005	2004

	(Unaudited)		(Unaudited)
Accumulation Units:
Credited for premiums	2,909,164	5,751,257	3,823,872	6,796,162
Credited (cancelled) for transfers,
disbursements and amounts
applied to the Annuity Fund	(789,650)	(545,998)	5,833,812	8,347,847
Outstanding:
Beginning of year	62,315,762	57,110,503	72,642,992	57,498,983

End of period	64,435,276	62,315,762	82,300,676	72,642,992

Note 6—line of credit

Each of the Accounts, except the Bond Market and Money Market Accounts, participate in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of participant withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Investment Management, or an affiliate of Investment Management, also participate in this facility. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. The Accounts are not liable for borrowings under the facility by affiliated accounts or mutual funds. For the six months ended June 30, 2005, there were no borrowings under this credit facility by the Accounts.

The Bond Market and Social Choice Accounts participate in a letter of credit agreement in the amount of $25 million for the purpose of facilitating the settlement of transactions in the mortgage backed securities market. For the six months ended June 30, 2005, there were no drawdowns under this agreement.

College Retirement Equities Fund 2005 Semiannual Report | 113

Board approval of investment management agreement

CREF’s trustees are responsible for overseeing CREF’s corporate policies and for adhering to fiduciary standards under the Investment Company Act of 1940 (“1940 Act”). The Board is responsible for the annual renewal of CREF’s investment management agreement (the “Management Agreement”) with TIAA-CREF Investment Management, LLC (“Investment Management”). Under the Management Agreement, Investment Management assumes responsibility for providing to, or obtaining for, CREF investment advisory services.

In considering whether to renew the Management Agreement the Board, at its April 5, 2005 meeting, reviewed the following factors with respect to each Account: (1) the nature, extent and quality of services provided by Investment Management to each Account; (2) the investment performance of each Account; (3) the costs of the services provided to each Account and the profits realized or to be realized by Investment Management and its affiliates from their relationship with the Accounts; (4) the extent to which economies of scale have been realized as each Account grows; (5) whether the level of fees reflects those economies of scale for the benefit of Account investors; (6) comparisons of services and fees with contracts entered into by Investment Management with other clients; and (7) other benefits derived or anticipated to be derived by Investment Management from its relationship with the Accounts. Investment Management provides services to each of the CREF Accounts “at cost” and, as such, the Agreement is not governed by Section 15(c) of the 1940 Act. This unique “at cost” structure is an essential factor that the Trustees considered in reviewing the investment advisory arrangements with Investment Management.

Set forth below are the general factors the Board considered for all of the Accounts, followed by an outline of the specific factors the Board considered for each particular Account.

Nature, Extent and Quality of Services. The Board considered that Investment Management is an experienced investment advisor whose investment professionals have managed the various CREF Accounts since their inception. Under the Management Agreement, Investment Management is responsible for managing the assets of the Accounts, including conducting research, recommending investments and placing orders to buy and sell securities for the Accounts’ investment portfolios; active and extensive monitoring of the investment portfolios daily by various personnel with specific responsibility for the particular type of investment in question; and reporting on the investment performance of the Accounts to the Boards at their scheduled quarterly meetings. The Board considered that Investment Management has carried out these responsibilities in a highly professional manner over the years.

The Board considered, among other things, the performance of each of the Accounts, as discussed below.

114 | 2005 Semiannual Report College Retirement Equities Fund

Board approval of investment management agreement	continued

Performance. The Board considered the performance of each Account over the past year, three years and since inception and the Accounts’ performance as compared to their peer groups and benchmark indices. The Board considered the comparative performance and expense data for each Account prepared by an independent third party, Lipper, Inc.’s Global Fiduciary Review unit (“Lipper Data”) for each pertinent Account, as well as performance against its performance benchmark. For the most part, the Accounts’ returns over the long term (i.e., over three years) have been very close to their benchmarks, after factoring in the effect of fees. The Board considered that when that was not the case, Investment Management had taken remedial action. For additional detail about the considerations for each CREF Account, see Account-by-Account synopsis below.

Cost and Profitability. The Board considered the various fees paid by the CREF Accounts during 2004, including investment advisory fees paid to Investment Management, expressed in dollar terms and as a percentage of assets, as well as a reconciliation and analysis of those expenses. The Board considered that Investment Management charges expenses “at cost,” and expenses are adjusted quarterly. The Board considered the rationale for Investment Management’s anticipated costs in providing the services to CREF and considered whether these anticipated costs are reasonable in relation to the nature and quality of Investment Management’s services.

Fees Charged by Other Advisers. The Board considered information regarding fees paid to other advisers for managing similar investment portfolios. The Board received comparative fee information for comparable peer group funds prepared by Lipper, as well as data produced internally. The Board considered that the proposed advisory fee to be paid to Investment Management for its services to each Account compared favorably to the advisory fees charged to other comparable portfolios. The Board considered that, for the most part, the fees under Investment Management’s current management agreements with the Accounts are lower than those of the peer group variable annuities identified by Lipper. See the Account-by-Account detail below.

Economies of Scale. The Board considered that Investment Management’s fees are at cost, economies of scale are already integrated into the expense formulation. As costs go down, fees go down. And, as assets increase, assuming costs remain level, the fees go down.

Fee Comparison with Other Clients. The Board considered that the CREF Accounts are Investment Management’s only clients. The Board considered information about portfolios managed by Teachers Advisors, Inc., an investment advisor affiliated with Investment Management (“Teachers Advisors”). These fees, however, are not at-cost, and have historically been quite low.

College Retirement Equities Fund 2005 Semiannual Report | 115

Board approval of investment management agreement	continued

Other Benefits. The Board considered that Investment Management and its affiliates may benefit from the advisory relationship with CREF to the extent this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. A major benefit that accrues to the Accounts is that Investment Management provides its services at cost — resulting in lower fees as costs go down.

The CREF trustees considered the following specific factors during their determination to renew the investment advisory agreements for each Account listed below:

Account-by-Account Factors

CREF Stock Account

  The Account is operated as an at-cost arrangement, with no profits to Investment Management.
  The Account’s management fees are in the first quintile of the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”) (Ranking 2 of 103 portfolios).
  The Account slightly underperformed its composite benchmark for the one- and three-year periods.
  For the one- and three-year periods ended 12/31/04, the Account was in the second quintile of the universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”) (Ranking 43 of 109 portfolios for the three-year period).
  The Account received an Overall Morningstar Rating of five stars for the period ended 12/31/04.

CREF Growth Account

  The Account is operated as an at-cost arrangement, with no profits to Investment Management.
  The Account’s management fees are in the first quintile of its Expense Universe (Ranking 1 of 146 portfolios).
  For the one- and three-year periods ended 12/31/04, the Account was in the fourth quintile of its Performance Universe (Ranking 104 of 139 portfolios for the three-year period).
  The Account received an Overall Morningstar Rating of three stars for the period ended 12/31/04.
  Due to underperformance against its benchmark, Investment Management dismissed the team, assigned a new portfolio manager, and restructured the portfolio.
  Investment Management will hire additional investment personnel within the next two years.

116 | 2005 Semiannual Report College Retirement Equities Fund

Board approval of investment management agreement	continued

CREF Global Equities Account

  The Fund is operated as an at-cost arrangement, with no profits to Investment Management.
  The Account’s management fees are in the first quintile of its Expense Universe (Ranking 1 of 58 portfolios).
  The Account underperformed its benchmark for the one- and three-year periods.
  For the one-year period ended 12/31/04, the Account was in the third quintile of its Performance Universe (Ranking 16 of 29 portfolios).
  For the three-year period ended 12/31/04, the Account was in the fourth quintile of its Performance Universe (Ranking 18 of 26 portfolios).
  The Account received an Overall Morningstar Rating of three stars for the period ended 12/31/04.
  Due to underperformance against its benchmark, Investment Management assigned a senior portfolio manager to the Account.
  Investment Management will add more analysts to provide in-depth international coverage.

CREF Money Market Account

  The Account is operated as an at-cost arrangement, with no profits to Investment Management.
  The Account’s management fees are in the first quintile of its Expense Universe (Ranking 2 of 104).
  The Account outperformed its benchmark for the one- and three-year periods.
  For the one- and three-year periods ended 12/31/04, the Account was in the first quintile of its Performance Universe (Ranking 19 of 105 for the three-year period).

CREF Equity Index Account

  The Account is operated as an at-cost arrangement, with no profits to Investment Management.
  The Account’s management fees are in the first quintile of its Expense Universe (Ranking 3 of 31 portfolios).
  The Account slightly underperformed its composite benchmark for the one- and three-year periods.
  For the one- and three-year periods ended 12/31/04, the Account was in the third quintile of its Performance Universe (Ranking 65 of 109 portfolios).
  The Account received an Overall Morningstar Rating of five stars for the period ended 12/31/04.

CREF Bond Market Account

  The Account is operated as an at-cost arrangement, with no profits to Investment Management.
  The Account’s management fees are in the first quintile of its Expense Universe (Ranking 2 of 42 portfolios).

College Retirement Equities Fund 2005 Semiannual Report | 117

Board approval of investment management agreement	continued

  The Account met its benchmark for the one- and three-year periods.
  For the one-year period ended 12/31/04, the Account was in the third quintile of its Performance Universe (Ranking 23 of 46 portfolios).
  For the three-year period ended 12/31/04, the Account was in the second quintile of its Performance Universe (Ranking 15 of 36 portfolios).
  The Account received an Overall Morningstar Rating of five stars for the period ended 12/31/04.

CREF Social Choice Account

  The Account is operated as an at-cost arrangement, with no profits to Investment Management.
  The Account’s management fees are in the first quintile of its Expense Universe (Ranking 1 of 62 portfolios).
  The Account outperformed its benchmark for the one-, three- and ten-year periods (with slight underperformance over the five years).
  For the one-year period ended 12/31/04, the Account was in the third quintile of its Performance Universe (Ranking 38 of 92 portfolios).
  For the three-year period ended 12/31/04, the Account was in the second quintile of its Performance Universe (Ranking 29 of 75 portfolios).
  The Account received an Overall Morningstar Rating of five stars for the period ended 12/31/04.

CREF Inflation-Linked Bond Account

  The Account is operated as an at-cost arrangement, with no profits to Investment Management.
  The Account’s management fees are in the first quintile of its Expense Universe (Ranking 1 of 56 portfolios).
  The Account underperformed its benchmark for the one- and three-year periods.
  For the one- and three-year periods ended 12/31/04, the Account was in the first quintile of its Performance Universe (Ranking 4 of 45 portfolios for the three- year period).
  Due to underperformance against its benchmark, Investment Management reassigned management of the Account back to the Account’s previous manager in March 2004.

Based on these factors, and the information provided, the Board approved the continuation of the Management Agreement covering each of the Accounts. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Management Agreement. The trustees were advised by separate independent legal counsel throughout the review process.

118 | 2005 Semiannual Report College Retirement Equities Fund

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HOW TO REACH US

TIAA-CREF WEB CENTER	PLANNING AND SERVICE CENTER
Account performance, personal account	TIAA-CREF Mutual Funds, after-tax annuities
information and transactions, product	and life insurance
descriptions, and information about	800 223-1200
investment choices and income options	8 a.m. to 10 p.m. ET, Monday–Friday
www.tiaa-cref.org
24 hours a day, 7 days a week	FOR HEARING- OR SPEECH-IMPAIRED
PARTICIPANTS
AUTOMATED TELEPHONE SERVICE	800 842-2755
Check account performance and accumula-	8 a.m. to 10 p.m. ET, Monday–Friday
tion balances, change allocations, transfer	9 a.m. to 6 p.m. ET, Saturday
funds and verify credited premiums.
800 842-2252	TIAA-CREF TRUST COMPANY, FSB
24 hours a day, 7 days a week	Asset management, trust administration,
estate planning, planned giving and
TELEPHONE COUNSELING CENTER	endowment management
Retirement saving and planning, income	888 842-9001
options and payments, and tax reporting	8 a.m. to 5 p.m. CT, Monday–Friday
800 842-2776
8 a.m. to 10 p.m. ET, Monday–Friday	TIAA-CREF TUITION FINANCING, INC.
9 a.m. to 6 p.m. ET, Saturday	Tuition financing programs
888 381-8283
8 a.m. to 11 p.m. ET, Monday–Friday

For historical and current performance information for CREF variable annuity accounts, for the TIAA Real Estate Account, or for any of our products, visit the TIAA-CREF Web Center at www.tiaa-cref.org, or call 800 842-2776. A Form 10-K Annual Report and Form 10-Q Quarterly Reports for the TIAA Real Estate Account are available on request.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute securities products.

You should consider the investment objectives, risks, charges and expenses carefully before investing. Please call 877 518-9161 or visit www.tiaa-cref.org for a prospectus that contains this and other information. Please read the prospectus carefully before investing. TIAA-CREF Investment Management serves as investment manager to CREF. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. TIAA-CREF Tuition Financing, Inc. (TFI) is the program manager for 529 College Savings Plans. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

©2005 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF),
New York, NY 10017

730 Third Avenue
New York, NY 10017-3206

Printed on recycled paper C34057	A10939 08/05

Item 2. Code of Ethics.

     The Board of Trustees of the College Retirement Equities Fund (the “Registrant”) has a code of ethics for senior financial officers, including its principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

     During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

Item 6. Statement of Investments (Investments in Securities of Unaffiliated Issuers).

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
Summary By Country (Unaudited)
June 30, 2005
	VALUE	%

DOMESTIC
UNITED STATES	$91,787,146,590	80.59%

TOTAL DOMESTIC	91,787,146,590	80.59

ARGENTINA	144,817	-
AUSTRALIA	995,465,999	0.87
AUSTRIA	85,097,014	0.07
BELGIUM	250,524,352	0.22
BERMUDA	57,453	-
BRAZIL	19,219,965	0.02
CANADA	1,504,439,594	1.32
CHILE	783,400	-
CHINA	1,317,471	-
COLUMBIA	132,717	-
CZECH REPUBLIC	109,099	-
DENMARK	166,637,979	0.15
EGYPT	297,431	-
FINLAND	524,938,678	0.46
FRANCE	2,346,404,739	2.06
GERMANY	1,499,914,520	1.32
GREECE	83,345,514	0.07
HONG KONG	463,266,572	0.41
HUNGARY	55,640	-
INDIA	29,914,590	0.03
INDONESIA	14,546,559	0.01
IRELAND	135,092,702	0.12
ITALY	687,999,210	0.60
IZRAEL	15,139,328	0.01
JAPAN	4,236,599,512	3.72
LUXEMBOURG	12,375,891	0.01
MALAYSIA	28,039,051	0.02
MEXICO	1,454,284	-
NETHERLANDS	1,119,870,314	0.98
NEW ZEALAND	53,423,102	0.05
NORWAY	148,124,105	0.13
PHILIPPINES	17,832,337	0.02
POLAND	651,216	-
PORTUGAL	43,292,080	0.04
REPUBLIC OF KOREA	32,011,103	0.03
RUSSIA	954,897	-
SINGAPORE	181,617,683	0.16
SOUTH AFRICA	1,715,546	-
SPAIN	752,402,812	0.66
SWEDEN	371,422,898	0.33
SWITZERLAND	1,525,866,900	1.34
TAIWAN (REPUBLIC OF CHINA	22,603,801	0.02
THAILAND	18,215,438	0.02
TURKEY	195,750	-
UNITED KINGDOM	4,717,757,290	4.14

TOTAL FOREIGN	22,111,271,353	19.41

TOTAL PORTFOLIO	$113,898,417,943	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2005

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

BONDS - 0.00%

CORPORATE BONDS - 0.00%

COMMUNICATIONS - 0.00%
$ 9,949,900	v	EXDS, Inc	5.250	02/15/08	$-

		TOTAL COMMUNICATIONS			-

SECURITY AND COMMODITY BROKERS - 0.00%
90,000,000		Matsui Securities Co Ltd		03/31/11	945

		TOTAL SECURITY AND COMMODITY BROKERS			945

		TOTAL CORPORATE BONDS			945
		(Cost $10,923)

GOVERNMENT BONDS - 0.00%

U.S. TREASURY SECURITIES - 0.00%
325,000		United States Treasury Note	5.000	02/15/11	345

		TOTAL U.S. TREASURY SECURITIES			345

		TOTAL GOVERNMENT BONDS			345
		(Cost $319)

		TOTAL BONDS			1,290
		(Cost $11,242)

SHARES

PREFERRED STOCKS - 0.04%

CHEMICALS AND ALLIED PRODUCTS - 0.02%
247,637		Henkel KGaA			22,113

		TOTAL CHEMICALS AND ALLIED PRODUCTS			22,113

HOLDING AND OTHER INVESTMENT OFFICES - 0.01%
57,984	*	Simon Property Group L.P.			3,595

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES			3,595

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

INSURANCE CARRIERS - 0.00%
25,127	*	Great-West Lifeco, Inc (Series E)	$568
8,192	*	Great-West Lifeco, Inc (Series F)	182

		TOTAL INSURANCE CARRIERS	750

INSTRUMENTS AND RELATED PRODUCTS - 0.00%
44,513		Fresenius Medical Care AG.	3,104

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,104

MOTION PICTURES - 0.00%
85,384		ProSieben SAT.1 Media AG.	1,486

		TOTAL MOTION PICTURES	1,486

PRIMARY METAL INDUSTRIES - 0.00%
490,350	v*	Superior Trust I	-

		TOTAL PRIMARY METAL INDUSTRIES	-

TRANSPORTATION EQUIPMENT - 0.01%
11,500		Porsche AG.	8,617
49,550		Volkswagen AG.	1,727

		TOTAL TRANSPORTATION EQUIPMENT	10,344

		TOTAL PREFERRED STOCKS	41,392
		(Cost $39,108)

COMMON STOCKS - 99.52%

AGRICULTURAL PRODUCTION-CROPS - 0.04%
20,283		Alico, Inc	1,043
533,955		Chiquita Brands International, Inc	14,662
241,645		Delta & Pine Land Co	6,056
1,299,713		Gallaher Group plc	19,294
34,061	*	John B. Sanfilippo & Son	786
59,070		KT&G Corp	2,304

		TOTAL AGRICULTURAL PRODUCTION-CROPS	44,145

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
174,502		Pilgrim's Pride Corp	5,956
2,458		Seaboard Corp	4,090

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	10,046

AGRICULTURAL SERVICES - 0.02%
32,097		AWB Ltd	113
40,000	*	Asia Food & Properties Ltd	13
187,676		Syngenta AG.	19,208
415,171		Yara International ASA	6,558

		TOTAL AGRICULTURAL SERVICES	25,892

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

AMUSEMENT AND RECREATION SERVICES - 0.20%
344,147	e*	Alliance Gaming Corp	$4,825
240,435	*	Argosy Gaming Co	11,207
70,274	e*	Bally Total Fitness Holding Corp	228
46,101		Churchill Downs, Inc	1,959
119,083		Dover Downs Gaming & Entertainment, Inc	1,579
103,591		Dover Motorsport, Inc	621
1,623,710		EMI Group plc	7,369
72,150		Gamesa Corp Tecnologica S.A.	976
890,954	e	Harrah's Entertainment, Inc	64,211
157,460		International Speedway Corp (Class A)	8,859
306,190		Intrawest Corp	7,347
92,497	e*	Lakes Entertainment, Inc	1,424
71,436	*	Life Time Fitness, Inc	2,344
230,671	*	Magna Entertainment Corp (Class A)	1,301
8,000		Mizuno Corp	39
194,192	e*	Multimedia Games, Inc	2,138
38,984	*	Nevada Gold & Casinos, Inc	423
76,661		OPAP S.A.	2,216
35,000		Oriental Land Co Ltd	2,072
377,746	*	Penn National Gaming, Inc	13,788
238,474	*	Pinnacle Entertainment, Inc	4,664
9,806,200	*	Playmates Holdings Ltd	404
41,230		Sankyo Co Ltd (Gunma)	1,914
256,977		Sega Sammy Holdings, Inc	15,708
598,801	*	Six Flags, Inc	2,784
88,906		Speedway Motorsports, Inc	3,250
182,879	*	Sunterra Corp	2,964
649,773		TABCORP Holdings Ltd	8,103
20		Taito Corp	28
404		Trigano S.A.	35
145,341	*	Warner Music Group Corp	2,355
457,589		Westwood One, Inc	9,349
235,178		William Hill plc	2,265
913,590	e*	WMS Industries, Inc	30,834
77,453		World Wrestling Federation Entertainment, Inc	885

		TOTAL AMUSEMENT AND RECREATION SERVICES	220,468

APPAREL AND ACCESSORY STORES - 0.63%
699,644		Abercrombie & Fitch Co (Class A)	48,066
479,248	*	Aeropostale, Inc	16,103
884,614	e	American Eagle Outfitters, Inc	27,113
310,134	e*	AnnTaylor Stores Corp	7,530
259,823	e	Bebe Stores, Inc	6,878
74,150		Buckle, Inc	3,288
113,452		Burlington Coat Factory Warehouse Corp	4,838
71,791	*	Cache, Inc	1,193
39,752	*	Carter's, Inc	2,321
185,408	e*	Casual Male Retail Group, Inc	1,355
256,751		Cato Corp (Class A)	5,302
485		Charles Voegele Holding AG.	31
85,313	*	Charlotte Russe Holding, Inc	1,063
714,885	*	Charming Shoppes, Inc	6,670
1,046,338	e*	Chico's FAS, Inc	35,868
157,610	*	Children's Place Retail Stores, Inc	7,356
248,721		Christopher & Banks Corp	4,542
349,573		Claire's Stores, Inc	8,407
217,236	f,v	Claire's Stores, Inc (Class A)	5,225

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

27,754		Deb Shops, Inc	$804
21,398		Douglas Holding AG.	775
123,443	*	Dress Barn, Inc	2,793
25,032	*	DSW, Inc	624
4,184	b*	Edison Brothers Stores, Inc Wts 12/10/05	-
50,200		Fast Retailing Co Ltd	2,601
227,563		Finish Line, Inc (Class A)	4,305
820,342	e	Foot Locker, Inc	22,330
6,564	b,e*	Footstar, Inc	32
6,173,392		Gap, Inc	121,924
107,789		Goody's Family Clothing, Inc	795
887,526		Hennes & Mauritz AB (B Shs)	31,144
290,959	*	Hot Topic, Inc	5,563
1,828		Hugo Boss AG.	60
146,230	e*	Jo-Ann Stores, Inc	3,859
68,679	e*	JOS A. Bank Clothiers, Inc	2,974
2,355,295	*	Kohl's Corp	131,684
1,629,923		Limited Brands, Inc	34,913
70,073	*	New York & Co, Inc	1,476
525,531		Nordstrom, Inc	35,720
51,861		Oshkosh B'gosh, Inc (Class A)	1,348
376,940	*	Pacific Sunwear of California, Inc	8,666
928,770	*	Payless Shoesource, Inc	17,832
687,113	e	Ross Stores, Inc	19,864
57,700		Shimamura Co Ltd	4,863
47,368	*	Shoe Carnival, Inc	1,031
150,530	*	Stage Stores, Inc	6,563
17,066		Syms Corp	251
97,250		Talbots, Inc	3,158
9,526	e*	The Wet Seal, Inc	65
289,453	*	Too, Inc	6,764
297,110	*	Urban Outfitters, Inc	16,843
84,255	*	Wilsons The Leather Experts, Inc	559

		TOTAL APPAREL AND ACCESSORY STORES	685,332

APPAREL AND OTHER TEXTILE PRODUCTS - 0.19%
470,669		Ansell Ltd	3,590
35,200		Aoyama Trading Co Ltd	884
96,000		Atsugi Co Ltd	121
106,988		Benetton Group S.p.A.	982
48,887	*	Collins & Aikman Corp	3
71,572	e*	Columbia Sportswear Co	3,535
208,946	e*	DHB Industries, Inc	1,766
2,620,175		Esprit Holdings Ltd	18,889
163,119	*	Guess?, Inc	2,705
1,939,662		Gunze Ltd	8,694
184,254	*	Gymboree Corp	2,517
152,667	*	Hartmarx Corp	1,537
112,872	*	Innovo Group, Inc	242
962,252	e	Jones Apparel Group, Inc	29,868
175,196		Kellwood Co	4,713
886,000		Kuraray Co Ltd	8,373
542,698		Liz Claiborne, Inc	21,578
369,000		Mitsubishi Rayon Co Ltd	1,525
10,802	*	Mothers Work, Inc	142
845,000		Nisshinbo Industries, Inc	6,897
90,000		Onward Kashiyama Co Ltd	1,137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

13,193	v*	Paragon Trade Brands, Inc	$-
161,765		Phillips-Van Heusen Corp	5,288
360,537		Polo Ralph Lauren Corp	15,543
681,508	*	Quiksilver, Inc	10,890
1,400	*	Renown D'urban Holdings, Inc	13
164,336		Russell Corp	3,361
424,000		Tokyo Style Co Ltd	4,224
3,741,000		Toyobo Co Ltd	8,711
461,560		VF Corp	26,410
144,000		Wacoal Corp	1,819
287,162	*	Warnaco Group, Inc	6,677
38,897	b*	Westpoint Stevens, Inc	-
79,600		World Co Ltd	2,781

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	205,415

AUTO REPAIR, SERVICES AND PARKING - 0.17%
518,800		Aisin Seiki Co Ltd	11,222
58,248	*	Amerco, Inc	3,119
18,788		Bandag, Inc	865
61,800		Bandag, Inc (Class A)	2,503
118,360		Central Parking Corp	1,627
2,410,000		ComfortDelgro Corp Ltd	2,409
153,929	*	Dollar Thrifty Automotive Group, Inc	5,846
116,281	e*	Exide Technologies	564
1,019		Haldex AB	18
5,000		Kayaba Industry Co Ltd	16
4,000		Koito Manufacturing Co Ltd	42
3,165,776	e	Lear Corp	115,171
123,473	*	Midas, Inc	2,840
60,009	*	Monro Muffler Brake, Inc	1,771
617		Montupet	13
64,400		NOK Corp	1,787
13,114	*	Pacific Ethanol, Inc	131
397,265	*	PHH Corp	10,218
305,590		Ryder System, Inc	11,184
166,000		Sumitomo Rubber Industries, Inc	1,691
735,000		T RAD Co Ltd	3,471
252,546	*	Wright Express Corp	4,664
15,000		Yokohama Rubber Co Ltd	64

		TOTAL AUTO REPAIR, SERVICES AND PARKING	181,236

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.14%
359,011	*	Advance Auto Parts	23,174
46,542	*	America's Car Mart, Inc	1,048
53,866	*	Asbury Automotive Group, Inc	830
14,600		Autobacs Seven Co Ltd	490
811,513	*	Autonation, Inc	16,652
373,819	*	Autozone, Inc	34,563
10,136		Brembo S.p.A.	77
452,093	*	Carmax, Inc	12,048
329,217	*	Copart, Inc	7,835
594,840	*	CSK Auto Corp	9,922
1,874,000		Fuji Heavy Industries Ltd	7,776
100,519		Lithia Motors, Inc (Class A)	2,900

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

75,266	*	MarineMax, Inc	$2,352
52,000		Nippon Sharyo Ltd	122
14,000		Nissan Diesel Motor Co Ltd	55
7,000		Nissan Shatai Co Ltd	48
1,200		Nissin Kogyo Co Ltd	44
437,531	*	O'Reilly Automotive, Inc	13,043
86,810	*	Rush Enterprises, Inc (Class A)	1,158
13,505	*	Rush Enterprises, Inc (Class B)	181
243,802		Sonic Automotive, Inc	5,183
392,653		Suzuki Motor Corp	6,155
14,000		Toyo Tire & Rubber Co Ltd	55
134,606		United Auto Group, Inc	4,011

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	149,722

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.87%
148,602	*	Central Garden & Pet Co	7,299
1,927,000		Cheung Kong Infrastructure Holdings Ltd	5,712
307,489		Fastenal Co	18,837
12,879,467		Home Depot, Inc	501,011
5,339,796		Lowe's Cos	310,883
755		Nibe Industrier AB (B Shs)	19
22,000		Nice Corp	75
519,646	*	RONA, Inc	10,471
866,691		Sherwin-Williams Co	40,812
260,000		Sumitomo Forestry Co Ltd	2,505
7,000		Takiron Co Ltd	30
2,620,828		Wolseley plc	54,963

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	952,617

BUSINESS SERVICES - 6.19%
174,909	*	@Road, Inc	465
157,078	*	24/7 Real Media, Inc	643
1,992,294	*	3Com Corp	7,252
73,289	*	3D Systems Corp	1,763
226,576		Aaron Rents, Inc	5,640
230,484		ABM Industries, Inc	4,494
502	*	Access Co Ltd	10,229
42,865		Acciona S.A.	4,248
178,779	*	ActivCard Corp	817
1,226,957	*	Activision, Inc	20,269
158,311	*	Actuate Corp	296
458,658		Acxiom Corp	9,577
954,156		Adecco S.A. (Regd)	43,302
132,787		Administaff, Inc	3,155
3,342,927		Adobe Systems, Inc	95,675
152,374	*	Advent Software, Inc	3,087
181,285		Advo, Inc	5,774
1,152,457		Aegis Group plc	2,047
6,000		Aeon Credit Service Co Ltd	375
762,117	*	Affiliated Computer Services, Inc (Class A)	38,944
288,671	*	Agile Software Corp	1,819
2,082		Agora S.A.	40
582,266	*	Akamai Technologies, Inc	7,645

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

566,860	*	Alliance Data Systems Corp	$22,992
124,277	*	Altiris, Inc	1,824
3,816	*	Altran Technologies S.A.	34
277,908	*	Amdocs Ltd	7,345
82,441	*	American Reprographics Co	1,326
167,931	*	AMICAS, Inc	761
188,841	*	AMN Healthcare Services, Inc	2,838
57,904	*	Ansoft Corp	1,399
94,565	*	Answerthink, Inc	336
233,568	*	Ansys, Inc	8,294
165,342	*	Anteon International Corp	7,543
18,743	*	APAC Customer Services, Inc	15
277,396	*	Applied Digital Solutions, Inc	913
321,925	*	Aquantive, Inc	5,705
176,931	e*	Arbinet-thexchange Inc	1,185
263,181		Arbitron, Inc	11,290
356,071	e*	Ariba, Inc	2,065
1,000		ARRK Corp	48
23,300		Asatsu-DK, Inc	647
276,771	e*	Ask Jeeves, Inc	8,356
564,724	*	Aspect Communications Corp	6,342
231,235	e*	Aspen Technology, Inc	1,202
107,318	*	Asset Acceptance Capital Corp	2,781
239,196	*	Atari, Inc	665
62,428	*	Atos Origin	3,950
179,218	*	Audible Inc	3,113
260,979	*	Autobytel, Inc	1,261
1,860,210	*	Autodesk, Inc	63,935
4,176,103		Automatic Data Processing, Inc	175,271
2,758	*	Autonomy Corp plc	12
419,367		Autostrade S.p.A.	11,124
246,145	*	Avocent Corp	6,434
608,000		Banco Sabadell S.A.	15,703
42,152	*	Bankrate Inc	849
15,075		Baycorp Advantage Ltd	35
2,109,168	*	BEA Systems, Inc	18,518
1,446		Bechtle AG.	32
754,952	*	Bisys Group, Inc	11,279
49,892	e	Blackbaud, Inc	674
166,476	*	Blackboard, Inc	3,982
59,943	*	Blue Coat Systems, Inc	1,791
1,437,909	*	BMC Software, Inc	25,810
578,132	*	Borland Software Corp	3,966
57,502	*	Bottomline Technologies, Inc	861
302,884		Brady Corp (Class A)	9,389
285,202		Brink's Co	10,267
8,127	e*	Broadvision, Inc	10
124,369	*	Business Objects	3,292
157,988	*	CACI International, Inc (Class A)	9,979
1,630,900	*	Cadence Design Systems, Inc	22,278
7,366	*	CallWave, Inc	37
199,003	*	Cap Gemini S.A.	6,299
180,700		Capcom Co Ltd	1,709
666,964		Capita Group plc	4,387
98,313	*	Captaris, Inc	407
67,395	*	Carreker Corp	369
431,241		Catalina Marketing Corp	10,958
62,376	*	CCC Information Services Group, Inc	1,494
8,608,091		Cendant Corp	192,563

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

404,093	*	Century Business Services, Inc	$1,637
655,487	*	Ceridian Corp	12,769
145,983	e*	Cerner Corp	9,922
334,266		Certegy, Inc	12,776
2,643	*	CGI Group, Inc	16
876,941	*	CGI Group, Inc (Class A)	5,270
3,400	*	Check Point Software Technologies	67
446,751	e*	Checkfree Corp	15,216
627,185	*	ChoicePoint, Inc	25,119
253,017	*	Chordiant Software, Inc	493
317,931	*	Ciber, Inc	2,537
5,180,022		Cintra Concesiones de Infraestructuras de Transporte S.A.	60,707
1,300,660	*	Citrix Systems, Inc	28,172
7,762	v*	Clarus Corp	64
36,780	*	Click Commerce Inc	845
2,832,844	e*	CMGI, Inc	5,354
788,459	*	CNET Networks, Inc	9,257
17,033		Coates Hire Ltd	62
30,079	*	Cogent Communications Group Inc	200
284,032	*	Cogent, Inc	8,109
240,625		Cognex Corp	6,302
834,817	*	Cognizant Technology Solutions Corp	39,345
173,382	*	Cognos, Inc	5,923
9,279		Comptel plc	17
2,710,964	e	Computer Associates International, Inc	74,497
63,730	e*	Computer Horizons Corp	199
67,813		Computer Programs & Systems, Inc	2,527
1,408,309	*	Computer Sciences Corp	61,543
793,307		Computershare Ltd	3,520
1,961,853	*	Compuware Corp	14,106
70,360	*	COMSYS IT Partners, Inc	1,200
161,071	*	Concur Technologies, Inc	1,696
648,751	*	Convergys Corp	9,225
231,977	*	Corillian Corp	719
97,312	*	CoStar Group, Inc	4,243
210,419	*	Covansys Corp	2,704
16,366	b,v*	Cross Media Marketing Corp	-
641,779	*	CSG Systems International, Inc	12,181
101,939		CSK Corp	3,988
111,185	e*	Cyberguard Corp	661
188,634	*	Cybersource Corp	1,379
69,331		Dassault Systemes S.A.	3,353
952,000		Datacraft Asia Ltd	1,049
5,913		Datamat S.p.A.	68
24,946	*	Datastream Systems, Inc	182
460,393		Deluxe Corp	18,692
224,843	*	Dendrite International, Inc	3,103
1,543		Dentsu, Inc	3,802
720,777		Deutsche Post AG. (Regd)	16,764
3,300		Diamond Lease Co Ltd	131
60,221	*	Digimarc Corp	329
211,274	*	Digital Insight Corp	5,054
224,218	e*	Digital River, Inc	7,119
321		DIS Deutscher Industrie Service AG.	14
718,132	*	DoubleClick, Inc	6,025
27	*	Dream Technologies Corp	26
638,146	*	DST Systems, Inc	29,865
446,412	*	E.piphany, Inc	1,554

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

1,842,657	*	Earthlink, Inc	$15,957
6,320,967	*	eBay, Inc	208,655
210,612	*	Echelon Corp	1,449
220,705	*	Eclipsys Corp	3,105
110,020	*	eCollege.com, Inc	1,309
344,523	*	eFunds Corp	6,198
109,108	*	Electro Rent Corp	1,586
1,656,096	*	Electronic Arts, Inc	93,752
2,407,264		Electronic Data Systems Corp	46,340
354,938	*	Electronics For Imaging, Inc	7,468
15,500	*	Elpida Memory, Inc	497
66,405	*	Emageon Inc	930
95,396	*	Embarcadero Technologies, Inc	535
609,690	*	Enterasys Networks, Inc	549
394,159	*	Entrust, Inc	1,888
400	e,v*	Envision Development Corp	-
317,182	*	Epicor Software Corp	4,187
81,824	*	EPIQ Systems, Inc	1,339
903,153		Equifax, Inc	32,252
95,542	*	Equinix, Inc	4,141
181,167	*	eSpeed, Inc (Class A)	1,614
253,685	*	F5 Networks, Inc	11,983
181,600		Factset Research Systems, Inc	6,509
324,515		Fair Isaac Corp	11,845
175,373	e*	FalconStor Software, Inc	1,145
249,047	*	Filenet Corp	6,261
9,787	*	First Advantage Corp	228
106,522		First Choice Holidays plc	364
4,593,726		First Data Corp	184,392
1,259,916	*	Fiserv, Inc	54,113
109,878	*	Forrester Research, Inc	1,959
35		For-side.com Co Ltd	22
1,009		Freenet.de AG.	25
84,092	*	FTD Group, Inc	954
8,600		Fuji Soft ABC, Inc	273
14,956		Game Group plc	22
201,757	e*	Gartner, Inc (Class A)	2,143
206,963	*	Gartner, Inc (Class B)	2,192
18,505	*	Gemplus International S.A.	40
22,280	*	Gerber Scientific, Inc	155
241,165		Getronics NV	2,833
257,435	*	Getty Images, Inc	19,117
156,712		Gevity HR, Inc	3,139
1,200		GMO Internet, Inc	32
280		Goodwill Group, Inc	509
825,232	e*	Google, Inc (Class A)	242,742
443,035	*	Gravity Co Ltd (Spon ADR)	3,810
29,144	e*	Greg Manning Auctions, Inc	348
1,138,175		Group 4 Securicor plc	2,989
544,040		GTECH Holdings Corp	15,908
4,000		Hakuhodo DY Holdings, Inc	281
47,000		Haw Par Corp Ltd	143
4,588,145		Hays plc	10,613
138,679		Healthcare Services Group	2,785
120,963	*	Heidrick & Struggles International, Inc	3,155
313,432		Henry (Jack) & Associates, Inc	5,739
179,610		Hitachi Software Engineering Co Ltd	3,052
882,101	*	Homestore, Inc	1,791
118,002	*	Hudson Highland Group, Inc	1,840

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

289,590	*	Hypercom Corp	$1,874
347,135	*	Hyperion Solutions Corp	13,969
1,671	*	ICT Group, Inc	17
125,676	*	IDX Systems Corp	3,788
129,356	*	iGate Corp	463
1,281,344		IMS Health, Inc	31,739
109,894		Indra Sistemas S.A.	2,172
112,290	e*	Infocrossing, Inc	1,400
8,528	*	Infogrames Entertainment S.A.	17
530,668	*	Informatica Corp	4,452
252,000		Information Development Co	1,513
59		Inforte Corp	-
315,891	e*	Infospace, Inc	10,402
2,400		Infosys Technologies Ltd	186
195,881		infoUSA, Inc	2,292
105,451	e*	Innovative Solutions & Support, Inc	3,540
8,000		Intec, Inc	84
49,464		Integral Systems, Inc	1,119
52,728	*	Intelidata Technologies Corp	18
163,355	e*	Intellisync Corp	443
226,352		Interactive Data Corp	4,704
37,585	*	Interchange Corp	286
268,289	*	Intergraph Corp	9,245
119,419	*	Intermix Media, Inc	1,000
1,338,693	*	Internap Network Services Corp	629
228,731	*	Internet Capital Group, Inc	1,677
326,105	*	Internet Security Systems, Inc	6,617
34,786		Interpool, Inc	744
2,485,038	*	Interpublic Group of Cos, Inc	30,268
39,772	*	Intersections, Inc	465
88,063	*	Intervideo, Inc	1,266
241,801	*	Interwoven, Inc	1,821
681,077		Intracom S.A.	3,450
127,762	*	Intrado, Inc	1,911
1,129,200	*	Intuit, Inc	50,938
472,215	*	Ipass, Inc	2,862
109,236	*	iPayment, Inc	3,989
536,881	*	Iron Mountain, Inc	16,654
116,000		iSOFT Group plc	871
33,300		Itochu Techno-Science Corp	1,163
300	*	IVAX Diagnostics, Inc	1
251,869	e*	iVillage, Inc	1,506
63,077	e*	Jamdat Mobile, Inc	1,746
161,798	*	JDA Software Group, Inc	1,841
2,960,436	e*	Juniper Networks, Inc	74,544
115,655	*	Jupitermedia Corp	1,981
74,149	e*	Kana Software, Inc	119
142,145	*	Kanbay International, Inc	3,285
324,258	*	Keane, Inc	4,442
107,104		Kelly Services, Inc (Class A)	3,067
2,538,000		Keppel Land Ltd	3,754
96,947	*	Keynote Systems, Inc	1,131
216,584	*	Kforce, Inc	1,832
329,246	e*	KFX ,Inc	4,705
328,422	*	Kinetic Concepts, Inc	19,705
30,893	e*	Kintera, Inc	105
15	*	KK DaVinci Advisors	43
20,000		Konami Corp	421

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

365,366	*	Korn/Ferry International	$6,485
207,168	*	Kronos, Inc	8,368
3,000		Kyowa Exeo Corp	26
353,929	*	Labor Ready, Inc	8,250
377,519	*	Lamar Advertising Co	16,146
17,349	*	Lastminute.com plc	51
348,806	e*	Lawson Software, Inc	1,796
1,200	b,e*	Liberate Technologies	-
298,092	*	Lionbridge Technologies	2,021
734,950		LogicaCMG plc	2,286
75,350	*	LoJack Corp	1,323
526,187	e*	Looksmart Ltd	389
421,924	*	Macromedia, Inc	16,126
213,688	*	Magma Design Automation, Inc	1,786
3,575	*	Majesco Entertainment Co	23
186,417	*	Manhattan Associates, Inc	3,581
484,031		Manpower, Inc	19,255
106,100	*	Mantech International Corp (Class A)	3,293
1,713,586	*	Manugistics Group, Inc	3,050
98,759	*	Mapinfo Corp	1,038
95,706	e*	Marchex, Inc	1,439
26,575	*	Marlin Business Services, Inc	534
313,563	*	Matrixone, Inc	1,568
1,248,886	*	McAfee, Inc	32,696
173,009	*	Medical Staffing Network Holdings, Inc	856
24,900		Meitec Corp	764
431,813	*	Mentor Graphics Corp	4,426
1,065,879	e*	Mercury Interactive Corp	40,887
5,676	*	MetaSolv, Inc	13
466,958	*	Micromuse, Inc	2,643
59,352,764		Microsoft Corp	1,474,323
94,957	e*	MicroStrategy, Inc	5,037
330,292	e*	Midway Games, Inc	3,620
480,692		Misys plc	2,041
165,967	*	MIVA, Inc	770
170	*	Mobius Management Systems, Inc	1
1,260		Monex Beans Holdings, Inc	1,292
434,375		MoneyGram International, Inc	8,305
735,289	*	Monster Worldwide, Inc	21,088
66,611	*	Motive, Inc	661
711,629	*	MPS Group, Inc	6,704
122,791	*	MRO Software, Inc	1,794
34,104	e*	MSC.Software Corp	466
232,208		Namco Ltd	3,079
500		Naspers Ltd (Spon ADR)	63
241,877		National Instruments Corp	5,128
304,261	*	NAVTEQ Corp	11,312
252,239	*	NCO Group, Inc	5,456
111,200	v*	NCP Litigation Trust	-
235,867	*	NDCHealth Corp	4,239
23,809	e*	Neoware Systems, Inc	244
42,236	*	Ness Technologies, Inc	449
110		NET One Systems Co Ltd	283
300,708	e*	NetFlix, Inc	4,935
351,076	*	NETIQ Corp	3,985
78,938	*	Netratings, Inc	1,074
140,684	*	Netscout Systems, Inc	927
139,054	*	Network Equipment Technologies, Inc	718

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

177,422	*	NIC, Inc	$820
41,719	*	Niku Corp	865
862,600		Nippon System Development Co Ltd	16,538
23	*	Niws Co Ltd	30
141,500		Nomura Research Institute Ltd	14,071
2,440,097	e*	Novell, Inc	15,129
730		NTT Data Corp	2,482
25,864	*	Nuance Communications, Inc	116
1,300		Obic Co Ltd	220
3,553		Observer AB	15
1,037,388		Omnicom Group, Inc	82,846
1,024,330	*	On Assignment, Inc	5,101
93,952	*	Online Resources Corp	1,063
74,918	*	Open Solutions, Inc	1,522
3,460	*	Open Text Corp	49
42,235	*	Opnet Technologies, Inc	342
461,252	e*	Opsware, Inc	2,362
25,519,246	*	Oracle Corp	336,854
20,100		Oracle Corp Japan	757
59,200		Otsuka Corp	5,005
67,642	*	Overland Storage, Inc	645
233,342	*	Packeteer, Inc	3,290
118,100		PagesJaunes Groupe S.A.	2,761
88,339	e*	PalmSource, Inc	751
3,754,869	*	Parametric Technology Corp	23,956
62,367	*	PC-Tel, Inc	488
100,939	*	PDF Solutions, Inc	1,324
46,860	*	PDI, Inc	578
95,719	*	Pegasystems, Inc	565
585,989	*	Perot Systems Corp (Class A)	8,333
98,588	*	Phase Forward, Inc	670
110,706	*	Phoenix Technologies Ltd	861
547,878	*	Pixar	27,421
11,813	*	PlanetOut, Inc	103
182,440	*	PLATO Learning, Inc	1,346
21,055	*	PMP Ltd	21
98,963	*	Portal Software, Inc	197
129,949	*	Portfolio Recovery Associates, Inc	5,460
46,312	*	Possis Medical, Inc	469
67,542	*	PRA International	1,809
232,020	*	Progress Software Corp	6,995
310	e*	Protection One, Inc	6
115,168	*	Proxymed, Inc	903
674,482		Public Power Corp	16,815
256,321		Publicis Groupe S.A.	7,543
81		PubliGroupe S.A.	22
96,937		QAD, Inc	746
28,599	*	Quadramed Corp	50
40,036	e	Quality Systems, Inc	1,897
361,998	e*	Quest Software, Inc	4,934
121,194	*	Radiant Systems, Inc	1,382
117,499	*	Radisys Corp	1,898
26,641	*	Raindance Communications, Inc	55
16,982		Rakuten, Inc	13,492
59,502		Randstad Holdings NV	2,052
667,068	*	RealNetworks, Inc	3,315
839,838	e*	Red Hat, Inc	11,002
179,319	*	Redback Networks, Inc	1,144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

4,912	e*	Redback Networks, Inc Wts 01/02/11	$7
4,668	e*	Redback Networks, Inc Wts 01/02/11	13
47,109	*	Register.com, Inc	353
46,841		Renaissance Learning, Inc	951
509,172	*	Rent-A-Center, Inc	11,859
2,868,666		Rentokil Initial plc	8,214
154,871	*	Rent-Way, Inc	1,524
2,875,848		Reuters Group plc	20,288
125,873	*	Rewards Network, Inc	680
288,743		Reynolds & Reynolds Co (Class A)	7,805
52,403	*	RightNow Technologies, Inc	630
889,114		Robert Half International, Inc	22,201
188,391		Rollins, Inc	3,775
428,275	*	RSA Security, Inc	4,917
448,959	*	S1 Corp	2,115
142,210	e*	SafeNet, Inc	4,844
71,998	e*	SAFLINK Corp	119
2,950,111		Sage Group plc	11,796
361,054	e*	Salesforce.com, Inc	7,394
1		Sammy NetWorks Co Ltd	13
484,437		SAP AG.	84,011
771,056	*	Sapient Corp	6,114
3,400		Satyam Computer Services Ltd (ADR)	88
4,512		Savills plc	54
458,602		Secom Co Ltd	19,694
217,177	*	Secure Computing Corp	2,363
562,074		Securitas AB (B Shs)	9,358
303,131	*	Seebeyond Technology Corp	1,267
64,590		Seiko Epson Corp	2,148
429,339		Serco Group plc	1,957
177,682	*	Serena Software, Inc	3,429
2,160,189		Servicemaster Co	28,947
7,051		SGS S.A.	4,833
1	*	Shopping.com Ltd	-
33,901	*	SI International, Inc	1,016
2,281,560	e	Siebel Systems, Inc	20,306
186,068	*	Sitel Corp	393
16,480	*	SM&A	148
26,703		Societe Des Autoroutes Paris-Rhin-Rhone	1,584
1,420		Software AG. (Br)	59
146,298	e*	Sohu.com, Inc	3,207
473,765	*	SonicWALL, Inc	2,554
1,474,753	*	Sonus Networks, Inc	7,049
612,053	*	Sotheby's Holdings, Inc (Class A)	8,385
369,131	*	Spherion Corp	2,436
109,952	*	SPSS, Inc	2,112
218,000		Square Enix Co Ltd	6,621
164,983	*	SRA International, Inc (Class A)	5,728
89,612		SS&C Technologies, Inc	2,839
1,970	*	SSA Global Technologies, Inc	24
15,009		St Ives Group plc	96
69,313		Startek, Inc	1,138
133,543	*	Stellent, Inc	1,002
59,930	e*	Stratasys, Inc	1,959
312,600		Sumisho Computer Systems Corp	7,308
93,700		Sumisho Lease Co Ltd	3,260
25,301,014	e*	Sun Microsystems, Inc	94,373
61,500	*	SUNeVision Holdings Ltd	11
1,574,551	*	SunGard Data Systems, Inc	55,377
214,201	*	SupportSoft, Inc	1,112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

529,391	*	Sybase, Inc	$9,714
159,071	*	Sykes Enterprises, Inc	1,508
5,330,130	*	Symantec Corp	115,877
47,933	*	SYNNEX Corp	839
929,771	*	Synopsys, Inc	15,499
19,902	*	Synplicity, Inc	108
44,484		Syntel, Inc	713
15	*	Take And Give Needs Co Ltd	17
403,114	e*	Take-Two Interactive Software, Inc	10,259
126,898		Talx Corp	3,669
114,400		Tata Consultancy Services Ltd	3,550
199,402	*	Telelogic AB	381
462,525	*	TeleTech Holdings, Inc	3,770
1,764	*	Temenos Group AG.	11
22,996	*	TheStreet.com, Inc	81
239,445	*	THQ, Inc	7,009
1,058,820	*	TIBCO Software, Inc	6,925
23,955	*	Tiens Biotech Group USA, Inc	154
75,027	*	Tier Technologies, Inc (Class B)	632
289,700		Tietoenator Corp	8,796
113,500		TIS, Inc	3,862
1,031,319	*	Tiscali S.p.A.	2,930
68,524	*	TNS, Inc	1,601
5,000		Toei Co Ltd	25
1,319,000		Tokyu Corp	5,906
92,000	*	Tom Group Ltd	16
196,119		Total System Services, Inc	4,726
114,385	*	TradeStation Group, Inc	982
500		Trans Cosmos, Inc	20
321,025	*	Transaction Systems Architects, Inc	7,907
33,960	e*	Travelzoo, Inc	1,115
247,200		Trend Micro, Inc	8,780
759	*	Tripos, Inc	3
394,385	*	Trizetto Group, Inc	5,525
66,274	*	TRM Corp	1,115
165,160	e*	Tumbleweed Communications Corp	429
123,856	*	Ultimate Software Group, Inc	2,031
1,770,325	*	Unisys Corp	11,206
809,465		United Online, Inc	8,791
274,394	*	United Rentals, Inc	5,546
105,934	*	Universal Compression Holdings, Inc	3,839
512,093	*	Valueclick, Inc	6,314
106,613	*	Vasco Data Security International	1,034
274,754	*	Ventiv Health, Inc	5,297
65,974	*	Verint Systems, Inc	2,122
2,198,115	*	VeriSign, Inc	63,218
3,372,600	*	Veritas Software Corp	82,291
303,010	*	Verity, Inc	2,657
58,868	e*	Vertrue, Inc	2,294
122,878		Viad Corp	3,482
171,958	*	Vignette Corp	1,935
35,563	*	Vitria Technology, Inc	124
52,561	*	Volt Information Sciences, Inc	1,247
6,600		Votorantim Celulose e Papel S.A. (Spon ADR)	80
5,516,773		Waste Management, Inc	156,345
129,048	*	WatchGuard Technologies, Inc	506
188,894	*	WebEx Communications, Inc	4,989
1,799,569	*	WebMD Corp	18,482
266,002	*	webMethods, Inc	1,490

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

181,692	*	Websense, Inc	$8,730
45,967	*	WebSideStory, Inc	674
3,396,095		Wharf Holdings Ltd	11,878
547,678	*	Wind River Systems, Inc	8,588
150,052	*	Witness Systems, Inc	2,736
437,010		WM-Data AB (B Shs)	1,096
700	*	Works Applications Co Ltd	677
2,362,850		WPP Group plc	24,213
6,566		Yahoo! Japan Corp	13,716
6,992,418	*	Yahoo!, Inc	242,287

		TOTAL BUSINESS SERVICES	6,739,501

CHEMICALS AND ALLIED PRODUCTS - 9.94%
505,527	*	Aastrom Biosciences Inc	1,582
7,975,629		Abbott Laboratories	390,886
534,153	e*	Abgenix, Inc	4,583
98,481	b,e*	Able Laboratories, Inc	343
87,175	*	Acadia Pharmaceuticals Inc	732
1,127	*	Active Biotech AB	6
400	*	Adeza Biomedical Corp	7
281,552	*	Adolor Corp	2,604
12,295	e*	Advancis Pharmaceutical Corp	21
608,959	*	Agrium, Inc	11,903
1,565,445		Air Products & Chemicals, Inc	94,396
1,549,446		Akzo Nobel NV	60,955
140,835	*	Albany Molecular Research, Inc	1,972
293,906		Albemarle Corp	10,719
353,113		Alberto-Culver Co	15,300
161,684	e*	Alexion Pharmaceuticals, Inc	3,725
17,100		Alfresa Holdings Corp	761
536,418	*	Alkermes, Inc	7,092
608,776		Alpharma, Inc (Class A)	8,809
34,700		Altana AG (ADR)	1,991
45,100	e*	Alteon, Inc	10
317,202	e*	American Pharmaceutical Partners, Inc	13,085
56,736	e	American Vanguard Corp	1,186
8,982,579	*	Amgen, Inc	543,087
2,617,845	*	Andrx Corp	53,169
269,429	*	Angiotech Pharmaceuticals	3,711
97,623	e*	Aphton Corp	72
166,418		Arch Chemicals, Inc	4,154
156,998	*	Arena Pharmaceuticals, Inc	1,071
140,429	*	Arqule, Inc	910
238,704	*	Array Biopharma, Inc	1,504
7,000		Asahi Denka Co Ltd	74
2,535,358		Asahi Kasei Corp	12,016
892,500		Astellas Pharma, Inc	30,425
75,000		AstraZeneca plc (Spon ADR)	3,095
3,661,803		AstraZeneca plc (United Kingdom)	151,031
231,893	e*	Atherogenics, Inc	3,706
662,392	*	AVANIR Pharmaceuticals	1,855
246,291	e*	Avant Immunotherapeutics, Inc	288
522,043		Avery Dennison Corp	27,647
55,181	e*	AVI BioPharma, Inc	128
3,083,716		Avon Products, Inc	116,719
27,549		Balchem Corp	828

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

535,505	*	Barr Pharmaceuticals, Inc	$26,101
118,486	*	Barrier Therapeutics, Inc	940
1,129,527		BASF AG.	74,792
1,004,679		Bayer AG.	33,442
12,861		Beiersdorf AG.	1,439
112,545	*	Benthley Pharmaceuticals, Inc	1,232
57,947	*	BioCryst Pharmaceuticals, Inc	294
236,780	e*	Bioenvision, Inc	1,724
1,676,495	*	Biogen Idec, Inc	57,755
387,847	e*	BioMarin Pharmaceutical, Inc	2,905
1,880		BioMerieux	86
201	e*	Biopure Corp (Class A)	-
204,052	*	Biovail Corp (Canada)	3,151
478,738		BOC Group plc	8,594
124,247	*	Bone Care International, Inc	4,097
354,431		Boots Group plc	3,861
78,623	e*	Bradley Pharmaceuticals, Inc	845
9,465,167		Bristol-Myers Squibb Co	236,440
370,959		Cabot Corp	12,242
213,827		Calgon Carbon Corp	1,892
152,932		Cambrex Corp	2,913
45,351	e*	CancerVax Corp	129
56,082	*	Caraco Pharmaceutical Laboratories Ltd	481
659,353	*	Celanese Corp (Series A)	10,477
262,126	e*	Cell Genesys, Inc	1,402
379,859	e*	Cell Therapeutics, Inc	1,030
320,783	e*	Cephalon, Inc	12,770
492,258	*	Charles River Laboratories International, Inc	23,752
142,914	*	Chattem, Inc	5,917
481,972	*	Chiron Corp	16,816
562,424		Chugai Pharmaceutical Co Ltd	8,668
413,688		Church & Dwight Co, Inc	14,976
102,000	*	CK Life Sciences International Holdings, Inc	14
962,808		Clorox Co	53,648
4,038,913	e	Colgate-Palmolive Co	201,582
6,701	*	Collagenex Pharmaceuticals, Inc	51
55,388	*	Columbia Laboratories, Inc	174
271,449	e*	Connetics Corp	4,788
86,937	*	Conor Medsystems Inc	1,334
23,896	*	Corcept Therapeutics, Inc	137
10,436	*	Corgentech, Inc	27
405,634	e*	Corixa Corp	1,777
75,620	*	Cotherix Inc	771
551,067		Crompton Corp	7,798
2,564	*	Crucell	62
469,709		CSL Ltd	12,029
329,249	*	Cubist Pharmaceuticals, Inc	4,336
300,933	*	Curis, Inc	1,174
187,756	*	Cypress Bioscience, Inc	2,478
204,272		Cytec Industries, Inc	8,130
80,630	e*	Cytogen Corp	422
135,074	*	Cytokinetics, Inc	939
220,693		Dade Behring Holdings, Inc	14,347
941,779		Daicel Chemical Industries Ltd	4,927
652,950		Daiichi Pharmaceutical Co Ltd	14,400
391,000		Dainippon Ink & Chemicals, Inc	1,247
357,214	e*	Dendreon Corp	1,868
258,000		Denki Kagaku Kogyo KK	925

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

149,462		Diagnostic Products Corp	$7,074
92,245	*	Digene Corp	2,553
378,476	e*	Discovery Laboratories, Inc	2,759
202,065	*	Dov Pharmaceutical, Inc	3,771
6,852,602	e	Dow Chemical Co	305,146
73,895		DSM NV	5,054
5,593,211		Du Pont (E.I.) de Nemours & Co	240,564
195,972	e*	Durect Corp	997
96,785	e*	Dusa Pharmaceuticals, Inc	900
2,100	*	Dynavax Technologies Corp	10
631,628		Eastman Chemical Co	34,834
1,110,349		Ecolab, Inc	35,931
255,983		Eisai Co Ltd	8,583
576,547	*	Elan Corp plc	3,944
185,848	e*	Elan Corp plc (Spon ADR)	1,267
123,326	*	Elizabeth Arden, Inc	2,885
354,920	*	Encysive Pharmaceuticals, Inc	3,837
722,643		Engelhard Corp	20,631
153,280	*	Eon Labs, Inc	4,696
139,712	*	EPIX Pharmaceuticals, Inc	1,236
738,939	e	Estee Lauder Cos (Class A)	28,915
257,164	e*	Eyetech Pharmaceuticals, Inc	3,251
297,768		Ferro Corp	5,914
240,889	e*	First Horizon Pharmaceutical	4,587
366,785	*	FMC Corp	20,591
3,090,731	*	Forest Laboratories, Inc	120,075
211,556	e*	Genaera Corp	360
125,190	*	Genelabs Technologies	63
2,760,190	*	Genentech, Inc	221,588
1,400,000	f,v*	Genesoft Series C Financing	7,000
500,000	f,v*	Genesoft Series D Financing	2,000
198,374	e*	Genitope Corp	2,547
349,741	e*	Genta, Inc	413
1,401,384	*	Genzyme Corp	84,209
194,432		Georgia Gulf Corp	6,037
333,624	e*	Geron Corp	2,582
3,679,184	*	Gilead Sciences, Inc	161,847
5,661,537		Gillette Co	286,644
7,526		Givaudan S.A. (Regd)	4,373
10,209,924		GlaxoSmithKline plc	246,811
436,100		GlaxoSmithKline plc (ADR)	21,155
1,375,000	*	Global Bio-Chem Technology Group Co Ltd Wts 05/31/07	23
284,200	*	GlobeTel Communications Corp	793
297,615		Great Lakes Chemical Corp	9,366
37,254	e*	GTC Biotherapeutics, Inc	63
36,022	*	GTx, Inc	358
198,011	e*	Guilford Pharmaceuticals, Inc	449
416,601		H.B. Fuller Co	14,189
150,000		Hitachi Chemical Co Ltd	2,738
48,764	*	Hi-Tech Pharmacal Co, Inc	1,554
81,191	e*	Hollis-Eden Pharmaceuticals	601
789,260	*	Hospira, Inc	30,781
509,768	*	Huntsman Corp	10,333
76,268	e*	Idenix Pharmaceuticals, Inc	1,653
154,923	*	Idexx Laboratories, Inc	9,656
291,630	e*	ImClone Systems, Inc	9,032
286,708	*	Immucor, Inc	8,300
280,168	*	Immunogen, Inc	1,622
319,952	*	Impax Laboratories, Inc	5,023

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

3,522,056		Imperial Chemical Industries plc	$16,028
541,239	e*	Indevus Pharmaceuticals, Inc	1,386
159,178	*	Inkine Pharmaceutical Co	508
244,995	*	Inspire Pharmaceuticals, Inc	2,063
32,110	e	Inter Parfums, Inc	623
222,537	e*	InterMune, Inc	2,902
396,362		International Flavors & Fragrances, Inc	14,356
114,458	e*	Introgen Therapeutics, Inc	737
108,683	*	Inverness Medical Innovations, Inc	2,967
289,216	*	Invitrogen Corp	24,089
120,171		Ishihara Sangyo Kaisha Ltd	264
123,238	e*	Isolagen, Inc	505
854,525	*	IVAX Corp	18,372
1,737,200		JSR Corp	36,384
458,300		Kaken Pharmaceutical Co Ltd	3,139
1,101,541		Kaneka Corp	12,319
128,000		Kansai Paint Co Ltd	821
779,029		Kao Corp	18,320
1,372,578	*	King Pharmaceuticals, Inc	14,302
870,000		Kingboard Chemical Holdings Ltd	2,763
101,000	*	Kingboard Chemical Holdings Ltd Wts 12/31/06	64
105,196	*	Kos Pharmaceuticals, Inc	6,890
305,866		Kose Corp	10,549
25,617		Kronos Worldwide, Inc	773
236,682	*	KV Pharmaceutical Co (Class A)	3,964
492,000		Kyowa Hakko Kogyo Co Ltd	3,178
114,318		L'Air Liquide S.A.	19,449
38,059	*	Lannett Co, Inc	199
35,122	*	Lanxess	787
190,250		LG Chem Ltd	6,947
489,523	e*	Ligand Pharmaceuticals, Inc (Class B)	3,402
6,587,554		Lilly (Eli) & Co	366,993
3,500,000	*	LMA International NV	1,659
632,850		Lonza Group AG. (Regd)	34,970
583,369		L'Oreal S.A.	41,787
405,011		Lubrizol Corp	17,015
1,778,478		Lyondell Chemical Co	46,987
181,550		MacDermid, Inc	5,657
165,464	e	Mannatech, Inc	3,147
122,428	e*	MannKind Corp	1,230
41,117	e*	Marshall Edwards, Inc	294
312,923	e*	Martek Biosciences Corp	11,875
932,179	e*	Medarex, Inc	7,765
66,000		MEDICEO Holdings Co Ltd	878
335,313	*	Medicines Co	7,843
388,644	e	Medicis Pharmaceutical Corp (Class A)	12,332
1,240,103	*	MedImmune, Inc	33,136
15,228,544		Merck & Co, Inc	469,039
390,557		Merck KGaA	31,145
50,276		Meridian Bioscience, Inc	953
638,455		Methanex Corp	10,467
449,208	*	MGI Pharma, Inc	9,775
1,361,790	*	Millennium Pharmaceuticals, Inc	12,624
122,679		Minerals Technologies, Inc	7,557
1,745,818		Mitsubishi Chemical Corp	5,089
827,540		Mitsubishi Gas Chemical Co, Inc	4,212
1,236,000		Mitsui Chemicals, Inc	7,234
46,951	e*	Momenta Pharmaceuticals, Inc	928
1,864,121		Monsanto Co	117,197

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

587,333	*	Mosaic Co	$9,139
1,352,968		Mylan Laboratories, Inc	26,031
138,979	e*	Myogen, Inc	971
349,124	*	Nabi Biopharmaceuticals	5,317
595,605	*	Nalco Holding Co	11,692
120,505	e*	Nastech Pharmaceutical Co, Inc	1,715
91,579		Nature's Sunshine Products, Inc	1,597
318,848	*	NBTY, Inc	8,271
90,632	*	Neose Technologies, Inc	285
170,664	*	Neurocrine Biosciences, Inc	7,178
43,482	*	New River Pharmaceuticals, Inc	1,305
141,998	*	NewMarket Corp	2,100
615,000	*	Nippon Chemiphar Co Ltd	3,635
146,000		Nippon Kayaku Co Ltd	875
1,120,000		Nippon Paint Co Ltd	4,130
17,000		Nippon Shinyaku Co Ltd	131
560,562		Nippon Shokubai Co Ltd	4,561
102,000		Nissan Chemical Industries Ltd	1,094
87,200	e*	NitroMed, Inc	1,696
98,342		NL Industries, Inc	1,513
139,638	e*	Northfield Laboratories, Inc	1,998
369,199		Nova Chemicals Corp	11,274
6,184,714		Novartis AG. (Regd)	293,721
143,952	*	Noven Pharmaceuticals, Inc	2,516
319,141		Novo Nordisk a/s (B Shs)	16,226
15,995		Novozymes a/s	792
227,456	*	NPS Pharmaceuticals, Inc	2,582
26,725	*	Nutraceutical International Corp	357
312,648	*	Nuvelo, Inc	2,417
111,216		Octel Corp	2,002
428,375		Olin Corp	7,814
185,143	*	OM Group, Inc	4,571
8,094		Omega Pharma S.A.	418
125,511	*	Omnova Solutions, Inc	585
53,300		Ono Pharmaceutical Co Ltd	2,524
215,582	*	Onyx Pharmaceuticals, Inc	5,148
951		OPG Groep NV	66
267,163	*	OraSure Technologies, Inc	2,669
648,638		Orica Ltd	8,770
92,125		Orion Oyj	1,775
970,115	*	OSI Pharmaceuticals, Inc	39,649
232,545	e*	Pain Therapeutics, Inc	1,570
271,969	e*	Palatin Technologies, Inc	476
261,089	*	Par Pharmaceutical Cos, Inc	8,305
168,065	*	Parexel International Corp	3,336
27,725	e*	Parlux Fragrances, Inc	767
1,119		Penford Corp	18
108,711	*	Penwest Pharmaceuticals Co	1,285
489,876	e*	Peregrine Pharmaceuticals, Inc	470
521,547		Perrigo Co	7,270
55,451	*	PetMed Express, Inc	428
45,792,891		Pfizer, Inc	1,262,968
8,805	*	Pharmacopeia Drug Discovery, Inc	35
68,764	e*	Pharmacyclics, Inc	516
122,845	*	Pharmion Corp	2,851
86,635	e*	Pharmos Corp	212
50,223	*	Pioneer Cos, Inc	1,104
627,374	*	PolyOne Corp	4,153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

188,736		Potash Corp of Saskatchewan	$18,021
138,268	*	Pozen, Inc	1,134
815,807		PPG Industries, Inc	51,200
303,948	*	Praecis Pharmaceuticals, Inc	158
1,770,658		Praxair, Inc	82,513
174,576	*	Prestige Brands Holdings, Inc	3,404
15,238,740		Procter & Gamble Co	803,844
93,819	e*	Progenics Pharmaceuticals	1,957
649,883	*	Protein Design Labs, Inc	13,134
196,891	*	Qiagen NV	2,278
177,312	*	QLT, Inc	1,834
41,666		Quaker Chemical Corp	727
252,955	*	Quidel Corp	1,310
57,209		Ranbaxy Laboratories Ltd	1,391
1,764,447		Reckitt Benckiser plc	51,852
197,077	e*	Renovis, Inc	3,009
930,808	*	Revlon, Inc (Class A)	2,858
36,116,765	*	Rhodia S.A.	62,304
4,109,584	e*	Rhodia S.A. (Spon ADR)	7,315
9,570		Roche Holding AG.	1,361
1,480,219		Roche Holding AG. (Genusscheine)	186,828
1,500,879		Rohm & Haas Co	69,551
583,522		RPM International, Inc	10,655
225,222	*	Salix Pharmaceuticals Ltd	3,978
859,326		Sankyo Co Ltd	16,456
3,363,910		Sanofi-Aventis	275,611
836,073		Sanofi-Aventis (ADR)	34,271
92,056	*	Santarus, Inc	378
173,000		Sanyo Chemical Industries Ltd	1,255
95,000		Sawai Pharmaceutical Co Ltd	2,863
298,559		Schering AG.	18,395
11,472,367		Schering-Plough Corp	218,663
165,461	*	Sciclone Pharmaceuticals, Inc	743
114,402	*	Scotts Miracle-Gro Co (Class A)	8,147
402,456		Sekisui Chemical Co Ltd	2,761
288,162		Sensient Technologies Corp	5,939
2,104,647	e*	Sepracor, Inc	126,300
212,509	*	Serologicals Corp	4,516
8,263		Serono S.A. (B Shs)	5,291
453,916		Shin-Etsu Chemical Co Ltd	17,190
517,264		Shionogi & Co Ltd	6,653
262,009		Shiseido Co Ltd	3,300
1,449,000		Showa Denko KK	3,425
11,743		Sigma Co Ltd	83
352,717		Sigma-Aldrich Corp	19,766
39,281	e*	Sirna Therapeutics, Inc	69
17,823	*	Skyepharma plc	18
151,000	b,e*	Solutia, Inc	88
283,699		Solvay S.A.	29,123
278,176	*	StemCells, Inc	1,171
28,929		Stepan Co	639
18,471	*	Stratagene Corp	161
239,000		Sumitomo Bakelite Co Ltd	1,542
2,076,140		Sumitomo Chemical Co Ltd	9,512
399,131	e*	SuperGen, Inc	1,972
124,690	e*	SurModics, Inc	5,408
199,480		Suzuken Co Ltd	5,013
379,000		Taisho Pharmaceutical Co Ltd	7,365
160,000		Taiyo Nippon Sanso Corp	811

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

1,700,694		Takeda Pharmaceutical Co Ltd	$84,172
156,899	e*	Tanox, Inc	1,839
3,046,000		Teijin Ltd	14,109
51,069	*	Tercica, Inc	444
520,091	e*	Terra Industries, Inc	3,542
477,523		Teva Pharmaceutical Industries Ltd (Spon ADR)	14,870
893,948	*	Theravance, Inc	15,197
152,284	*	Third Wave Technologies, Inc	599
32,261	*	Threshold Pharmaceuticals, Inc	266
18,000		Toagosei Co Ltd	75
987,900		Toray Industries, Inc	4,668
908,000		Tosoh Corp	3,754
3,000		Tsumura & Co	53
138,301		UAP Holding Corp	2,296
518,000		UBE Industries Ltd	1,050
114,807		UCB S.A.	5,579
26,623	*	Unifi, Inc	113
10,912		United Drug plc	47
156,422	*	United Therapeutics Corp	7,540
87,755	e*	USANA Health Sciences, Inc	3,712
520,696		USEC, Inc	7,623
554,819	e	Valeant Pharmaceuticals International	9,781
317,355		Valspar Corp	15,325
24,671	e*	Vaxgen, Inc	267
441,126	*	VCA Antech, Inc	10,697
545,203	*	Vertex Pharmaceuticals, Inc	9,181
359,537	*	Vicuron Pharmaceuticals, Inc	10,031
338,314	e*	Vion Pharmaceuticals, Inc	734
191,788	*	ViroLogic, Inc (Rts)	48
755,156	*	Watson Pharmaceuticals, Inc	22,323
199,506		Wellman, Inc	2,033
121,726		Westlake Chemical Corp	2,982
677,412	*	WR Grace & Co	5,277
11,685,572		Wyeth	520,008
118,741		Zeltia S.A.	803
32,000		Zeon Corp	276
102,828	*	Zila, Inc	294
162,525	*	Zymogenetics, Inc	2,861

		TOTAL CHEMICALS AND ALLIED PRODUCTS	10,820,569

COAL MINING - 0.11%
194,034	*	Alpha Natural Resources, Inc	4,634
295,302	e	Arch Coal, Inc	16,085
7,414,000	*	Bumi Resources Tbk PT	630
558,028		Consol Energy, Inc	29,899
239,463		Foundation Coal Holdings, Inc	6,212
58,339	*	James River Coal Co	2,021
378,132		Massey Energy Co	14,263
693,095		Peabody Energy Corp	36,069
110,939		Penn Virginia Corp	4,956
3,644,366	*	Semirara Mining Corp	1,662
18,336	*	Westmoreland Coal Co	377

		TOTAL COAL MINING	116,808

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

COMMUNICATIONS - 4.60%
6,253	*	Acme Communication, Inc	$25
683,793		Adtran, Inc	16,951
499,157		Advanced Info Service PCL	1,179
14,700		Advanced Info Service plc (Spon ADR)	36
4,852		AFK Sistema	80
208,240	e*	Airspan Networks, Inc	1,156
901,482	*	Alamosa Holdings, Inc	12,531
184,979	e	Alaska Communications Systems Group, Inc	1,833
1,912,232	e	Alltel Corp	119,094
1,900		America Movil S.A. de C.V., Series L	113
1,269,281	e*	American Tower Corp (Class A)	26,680
198,192	*	Anixter International, Inc	7,367
1,129,530		Antena 3 de Television S.A.	22,584
1,100	*	AO VimpelCom (Spon ADR)	37
5,560,112		AT&T Corp	105,864
153,332	*	Audiovox Corp (Class A)	2,377
2,762,968	*	Avaya, Inc	22,988
428,605	*	BCE, Inc	10,148
47,016	*	Beasley Broadcast Group, Inc (Class A)	681
342,073		Belgacom S.A.	11,663
12,632,811		BellSouth Corp	335,654
362,904	e*	Boston Communications Group	748
124,379	*	Brightpoint, Inc	2,760
8,454,959		British Sky Broadcasting Group plc	79,567
13,958,921		BT Group plc	57,510
5,225,320		Cable & Wireless plc	13,912
1,269,463	*	Cablevision Systems Corp (Class A)	40,877
217,737	*	Centennial Communications Corp	3,022
945,694		CenturyTel, Inc	32,749
2,822		Cesky Telecom AS	52
1,665,985	e*	Charter Communications, Inc (Class A)	1,966
4,300		China Telecom Corp Ltd (ADR)	153
4,700		China Unicom Ltd (ADR)	39
1,310,000		Chunghwa Telecom Co Ltd	2,676
12,200		Chunghwa Telecom Co Ltd (ADR)	261
1,954,498	*	Cincinnati Bell, Inc	8,404
770,177	*	Citadel Broadcasting Corp	8,818
1,562,606		Citizens Communications Co	21,001
3,769,561		Clear Channel Communications, Inc	116,592
12,441,661	*	Comcast Corp (Class A)	381,959
109,804	*	Comcast Corp (Special Class A)	3,289
316,967		Commonwealth Telephone Enterprises, Inc	13,284
104,000		COMSYS Holdings Corp	955
29,730		Cosmote Mobile Telecommunications S.A.	543
237,205	*	Cox Radio, Inc (Class A)	3,736
1,711,971	*	Crown Castle International Corp	34,787
99,976	*	Crown Media Holdings, Inc (Class A)	943
116,571		CT Communications, Inc	1,521
337,147	*	Cumulus Media, Inc (Class A)	3,972
86,171		D&E Communications, Inc	836
6,343,136		Deutsche Telekom AG. (Regd)	116,915
101,074	*	Digital Generation Systems	101
3,240,816	*	DIRECTV Group, Inc	50,233
1,047,139	e*	Dobson Communications Corp (Class A)	4,461
1,244,202		EchoStar Communications Corp (Class A)	37,513
692,841		Eircom Group plc	1,542
1,083		Elcoteq Network Corp (A Shs)	21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

334,652		Elisa Oyj	$5,230
309,723	*	Emmis Communications Corp (Class A)	5,473
257,036	*	Entercom Communications Corp	8,557
333,004	*	Entravision Communications Corp (Class A)	2,594
302,816		Fairpoint Communications, Inc	4,890
39,338	*	Fisher Communications, Inc	1,860
2,500	v*	Focal Communications Corp	-
786,466	*	Foundry Networks, Inc	6,787
2,895,207		France Telecom S.A.	84,291
2,021		Fuji Television Network, Inc	3,910
1,203,000		Fujikura Ltd	5,846
343,664	*	General Communication, Inc (Class A)	3,392
504,179		Gestevision Telecinco S.A.	11,774
274,185	e	Global Payments, Inc	18,590
317,685		GN Store Nord	3,588
131,494	e	Golden Telecom, Inc	4,034
289,038		Gray Television, Inc	3,486
500		Gray Television, Inc (Class A)	6
2,700		Grupo Televisa S.A. (Spon ADR)	168
138,027		Hearst-Argyle Television, Inc	3,382
82,031		Hellenic Telecommunications Organization S.A.	1,590
4,551		HickoryTech Corp	37
13,489	e*	Hungarian Telephone & Cable	232
286,000	*	Hutchison Global Communications Holdings Ltd	26
792,000	*	Hutchison Telecommunications International Ltd	782
1,573,885	e*	IAC/InterActiveCorp	37,852
132,597	*	IDT Corp	1,755
150,606	*	IDT Corp (Class B)	1,982
5,625,000		Indosat Tbk PT	3,178
3,500		Indosat Tbk PT (ADR)	100
130,189	e*	InPhonic, Inc	2,002
330,264	*	Insight Communications Co, Inc	3,649
435		Invoice, Inc	44
96,398		Iowa Telecommunications Services, Inc	1,807
10,749	*	ITC Deltacom, Inc	9
3,718,790		ITV plc	8,172
134,421	e*	j2 Global Communications, Inc	4,629
28,573	*	Jazztel plc	34
3		JSAT Corp	7
1,635	*	Jupiter Telecommunications Co	1,383
90,000		Kadokawa Holdings, Inc	3,133
4,130		KDDI Corp	19,078
58,355		Kingston Communications plc	65
18,219,936		KPN NV	152,444
10,800		KT Corp	232
4,504,002	e*	Level 3 Communications, Inc	9,143
101,939		Liberty Corp	3,752
1,204,330	*	Liberty Global, Inc	56,206
4,070	*	Lightbridge, Inc	25
161,807	*	Lin TV Corp (Class A)	2,247
109,025	*	Lodgenet Entertainment Corp	1,809
255,412	*	Lucent Technologies Inc, Wts 12/10/07	197
2,600		Magyar Telekom (Spon ADR)	56
667,176	*	Marconi Corp plc	3,612
138,503	e*	Mastec, Inc	1,219
696,000		Maxis Communications Bhd	1,775
1,067,502	*	MCI, Inc	27,445
3,030,891	e,f,v*	McLeod (Escrow)	-
10,154	e*	McLeodUSA, Inc (Class A)	1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

395,998	*	Mediacom Communications Corp	$2,721
1,100,677		Mediaset S.p.A.	12,951
27,500	e*	Metro One Telecommunications, Inc	22
2,866		Mobilcom AG.	62
34,214		MobileOne Ltd	44
62,506	*	Modern Times Group AB (B Shs)	1,910
22,100		MTN Group Ltd (Spon ADR)	148
906,861	*	NCR Corp	31,849
241,316	*	Net2Phone, Inc	437
257,486	*	NeuStar, Inc	6,592
12,238	e*	Nexstar Broadcasting Group, Inc	76
6,222,130	*	Nextel Communications, Inc (Class A)	201,037
818,098	e*	Nextel Partners, Inc (Class A)	20,592
340,304	*	NII Holdings, Inc (Class B)	21,759
9,032		Nippon Telegraph & Telephone Corp	38,655
93,433		North Pittsburgh Systems, Inc	1,828
188,108	e*	Novatel Wireless, Inc	2,346
367,597	*	NTL, Inc	25,151
7,865	*	NTL, Inc (CW11)	8
25,790		NTT DoCoMo, Inc	38,032
1,222		Orascom Telecom Holding SAE	61
545,694		PanAmSat Holding Corp	11,192
116,701	*	Paradyne Networks, Inc	211
246,699	*	Paxson Communications Corp	148
1,374	e*	Pegasus Communications Corp	5
120,866	e	Philippine Long Distance Telephone (Spon ADR)	3,511
441,440		Portugal Telecom SGPS S.A. (Regd)	4,201
11,902		Preformed Line Products Co	486
721,540	*	Premiere Global Services, Inc	8,146
258,263	*	Price Communications Corp	4,468
432,517	e*	Primus Telecommunications Group	272
184,919		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,943
19,400		PT Telekomunikasi Indonesia (Spon ADR)	404
7,248,225	e*	Qwest Communications International, Inc	26,891
320,243	*	Radio One, Inc (Class A)	4,077
311,458	*	Radio One, Inc (Class D)	3,977
101,746	*	RCN Corp	2,349
216,150	*	Regent Communications, Inc	1,269
277	v*	RNC Corporation Wts 12/21/06	-
256,134		Rogers Communications, Inc (Class B)	8,407
799		Roularta Media Group NV	53
94,835	*	Saga Communications, Inc (Class A)	1,328
62,402	*	Salem Communications Corp (Class A)	1,238
558,604	*	SBA Communications Corp	7,541
18,352,779		SBC Communications, Inc	435,879
3,329,793	*	Seat Pagine Gialle S.p.A.	1,385
268,636		SES GLOBAL	4,041
213,737		Shaw Communications, Inc	4,450
38,456		Shenandoah Telecom Co	1,529
1,258,600		Shin Corp PCL	1,136
274,353		Sinclair Broadcast Group, Inc (Class A)	2,491
7,301,460		Singapore Telecommunications Ltd	11,960
10,700		SK Telecom Co Ltd (ADR)	218
6,828		SKY Perfect Communications, Inc	5,139
63,105		Societe Television Francaise 1 (T.F.1)	1,674
16,048	*	Sogecable S.A.	569

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

2,479	*	SONAECOM - SGPS S.A.	$10
209,074	*	Spanish Broadcasting System, Inc (Class A)	2,089
235,796	*	Spectrasite, Inc	17,550
188		Spir Communication	40
13,008,858		Sprint Corp	326,392
3,047	*	SR Telecom, Inc	1
1,172,000	*	Starhub Ltd	1,268
202,922	*	SunCom Wireless Holdings, Inc	438
86,312		SureWest Communications	2,214
10,927		Swisscom AG. (Regd)	3,562
112,364	*	Syniverse Holdings, Inc	1,573
166,586	*	Talk America Holdings, Inc	1,668
256,370		Tandberg ASA	2,728
905,311		Tele2 AB (B Shs)	8,480
6,997,785		Telecom Corp of New Zealand Ltd	29,275
11,944,389		Telecom Italia S.p.A.	37,264
4,696,166		Telecom Italia S.p.A. (RNC)	12,152
9,035,251		Telefonica S.A.	147,459
7,704		Telefonica S.A. (Spon ADR)	377
9,500		Telefonos de Mexico S.A. de C.V.	179
490,740		Telekom Austria AG.	9,538
4,958,172		Telekomunikasi Indonesia Tbk PT	2,563
5,115,637		Telenor ASA	40,658
25,154		Telephone and Data Systems, Inc	964
464,136		Telephone and Data Systems, Inc (Non-Vote)	18,941
858,300		Television Broadcasts Ltd	4,838
5,835,872		TeliaSonera AB	27,787
1,300		Telkom South Africa Ltd (Spon ADR)	86
238,443	*	Telkonet, Inc	1,175
2,064,447		Telstra Corp Ltd	7,951
320,841		TELUS Corp	11,280
56,352	v	Telus Corp (non vtg)	1,916
444,545		TELUS Corp (Non-Vote)	15,168
185,590	*	Terremark Worldwide, Inc	1,299
352,321	e*	Tivo, Inc	2,354
15,100		Tokyo Broadcasting System, Inc	249
2,586,500	*	True Corp PCL	646
8,100		Turkcell Iletisim Hizmetleri AS (ADR)	102
77,765	*	U.S. Cellular Corp	3,884
670,308	*	U.S. Unwired, Inc (Class A)	3,901
599,524	*	Ubiquitel, Inc	4,892
1,458,028	e*	Univision Communications, Inc (Class A)	40,169
158,945	*	USA Mobility, Inc	4,667
298,760		Valor Communications Group, Inc	4,123
17,261,768		Verizon Communications, Inc	596,394
16,068	*	Versatel Telecom International NV	36
4,600		Videsh Sanchar Nigam Ltd (ADR)	51
121,370,234		Vodafone Group plc	295,206
24,409		Vodafone Group plc (Spon ADR)	594
6,573		Warwick Valley Telephone Co	162
137,143	*	West Corp	5,266
427,914	*	Western Wireless Corp (Class A)	18,101
303,364	*	Wireless Facilities, Inc	1,920
1,162,354	e*	XM Satellite Radio Holdings, Inc	39,125
170,621	*	Young Broadcasting, Inc (Class A)	708

		TOTAL COMMUNICATIONS	5,006,628

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

DEPOSITORY INSTITUTIONS - 11.25%
98,533		1st Source Corp	$2,260
72,000		77 Bank Ltd	442
71,383		ABC Bancorp	1,291
3,266,375		ABN Amro Holding NV	80,280
64,657	*	ACE Cash Express, Inc	1,653
12,187		Adelaide Bank Ltd	106
4,500	*	Akbank T.A.S. (ADR)	52
74,295		Alabama National Bancorp	4,857
1,154,914		Allied Irish Banks plc	24,748
471,495		Allied Irish Banks plc (United Kingdom)	10,145
620,021		Alpha Bank S.A.	16,501
180,900		Amcore Financial, Inc	5,405
643,533		Amegy Bancorp, Inc	14,402
815		American National Bankshares, Inc	19
51,187	*	AmericanWest Bancorp	1,021
15,610		Ames National Corp	1,726
2,350,000		AMMB Holdings Bhd	1,549
1,971,659	e	AmSouth Bancorp	51,263
154,966		Anchor Bancorp Wisconsin, Inc	4,689
58,016		Arrow Financial Corp	1,615
620,880		Associated Banc-Corp	20,899
527,998		Astoria Financial Corp	15,032
1,200		Atlantic Coast Federal	15
3,069,601	*	Australia & New Zealand Banking Group Ltd	50,758
66,332	*	Banc Corp	702
220,031		Banca Antonveneta S.p.A.	7,106
594,780		Banca Fideuram S.p.A.	2,816
5,585,332		Banca Intesa S.p.A.	25,508
1,911,893		Banca Intesa S.p.A. (Rnc)	8,159
897,352		Banca Monte dei Paschi di Siena S.p.A.	3,162
1,319,585	*	Banca Nazionale del Lavoro S.p.A.	4,549
7,127		Banca Popolare dell'Etruria e del Lazio	96
2,178,578		Banca Popolare di Milano	21,451
30,300		Bancfirst Corp	2,636
472,674		Banche Popolari Unite Scrl	9,375
5,534,304		Banco Bilbao Vizcaya Argentaria S.A.	85,068
600,249		Banco BPI S.A. (Regd)	2,288
4,900		Banco Bradesco S.A. (Spon ADR)	173
6,237,232		Banco Comercial Portugues S.A. (Regd)	15,978
2,200,000		Banco de Oro Universal Bank	1,236
89,358		Banco Espirito Santo S.A. (Regd)	1,394
2,100		Banco Itau Holding Financeira S.A. (ADR)	194
1,290,300		Banco Popolare di Verona e Novara Scrl	21,972
886,310		Banco Popular Espanol S.A.	10,700
12,387,578		Banco Santander Central Hispano S.A.	143,472
8,700		Banco Santander Chile S.A. (ADR)	281
8,300		BanColombia S.A. (ADR)	133
41,159	*	Bancorp, Inc	718
513,154		Bancorpsouth, Inc	12,110
42,865		BancTrust Financial Group, Inc	837
67,010		Bank Austria Creditanstalt AG.	6,974
542,198		Bank Mutual Corp	5,997
26,875,620		Bank of America Corp	1,225,797
1,404,175		Bank of East Asia Ltd	4,135
2,244,000		Bank of Fukuoka Ltd	13,248
112,628		Bank of Granite Corp	2,156
259,211		Bank of Hawaii Corp	13,155
609,562		Bank of Ireland (Dublin)	9,896

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

1,114,363		Bank of Ireland (London)	$17,968
560,000		Bank of Kyoto Ltd	4,748
1,056,457		Bank of Montreal	49,191
7,356,971		Bank of New York Co, Inc	211,734
2,317,638		Bank of Nova Scotia	76,712
75,000		Bank of Okinawa Ltd	2,363
1,062		Bank of Queensland Ltd	10
67,231	e	Bank of The Ozarks, Inc	2,208
2,886,700		Bank of the Philippine Islands	2,504
100,000		Bank of the Ryukyus Ltd	2,295
1,517,600	*	Bank of Yokohama Ltd	8,727
7,644		Bank Pekao S.A.	325
1,017	v*	Bank United Corp (Contingent Payment Rts)	-
405,978		BankAtlantic Bancorp, Inc (Class A)	7,693
173,591		BankUnited Financial Corp (Class A)	4,694
64,684		Banner Corp	1,812
16		Banque Nationale de Belgique	66
12,760,523		Barclays plc	126,539
2,829,635	*	Bayerische Hypo-und Vereinsbank AG.	73,395
2,577,689		BB&T Corp	103,030
6,300		BBVA Banco Frances S.A. (ADR)	39
37,105		Berkshire Hills Bancorp, Inc	1,236
135,473	e*	BFC Financial Corp	1,156
1,952,838		BNP Paribas	133,433
4,220,000		BOC Hong Kong Holdings Ltd	7,956
81,045		BOK Financial Corp	3,738
153,940		Boston Private Financial Holdings, Inc	3,879
351,173		Brookline Bancorp, Inc	5,710
51,628		Bryn Mawr Bank Corp	987
300		C&F Financial Corp	11
2,343		Camco Financial Corp	32
49,284		Camden National Corp	1,614
736,723		Canadian Imperial Bank of Commerce	45,588
55,370		Capital City Bank Group, Inc	2,237
54,057		Capital Corp of the West	1,500
31,878	*	Capital Crossing Bank	1,087
3,119,650		Capitalia S.p.A.	17,410
73,824		Capitol Bancorp Ltd	2,481
104,471		Capitol Federal Financial	3,602
75,035	*	Cardinal Financial Corp	704
97,882		Cascade Bancorp	2,059
283,533		Cathay General Bancorp	9,558
450	e	Cavalry Bancorp, Inc	10
1,877	e	Center Bancorp, Inc	21
54,251		Center Financial Corp	1,347
66,972	*	Central Coast Bancorp	1,212
185,014		Central Pacific Financial Corp	6,586
25,800	e	Century Bancorp, Inc (Class A)	782
3,700	e	CFS Bancorp, Inc	49
23,630		Charter Financial Corp	826
156,248		Chemical Financial Corp	5,173
1,490,000		Chiba Bank Ltd	9,780
283,591		Chittenden Corp	7,714
35,338,488		Citigroup, Inc	1,633,698
42,745		Citizens & Northern Corp	1,335
271,906		Citizens Banking Corp	8,217
19,051		Citizens First Bancorp, Inc	393
1,432		Citizens South Banking Corp	18
50,366		City Bank	1,562

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

129,854		City Holding Co	$4,742
197,350		City National Corp	14,152
82,363		Clifton Savings Bancorp, Inc	870
325	e	CNB Financial Corp	5
91,241		Coastal Financial Corp	1,345
93,517	e	CoBiz, Inc	1,695
704,944		Colonial Bancgroup, Inc	15,551
30,246		Colony Bankcorp Inc	909
57,940		Columbia Bancorp	2,112
1,443		Columbia Bancorp (Oregon)	27
95,480		Columbia Banking System, Inc	2,351
963,582		Comerica, Inc	55,695
598,332		Commerce Bancorp, Inc	18,135
266,918		Commerce Bancshares, Inc	13,455
36,700	*	Commercial Bank of Greece	1,090
23,341		Commercial Bankshares, Inc	906
284,591		Commercial Capital Bancorp, Inc	4,755
290,139		Commercial Federal Corp	9,772
4,059		Commercial International Bank	33
656,845		Commerzbank AG.	14,251
1,572,956		Commonwealth Bank of Australia	45,409
14,059	*	Community Bancorp	436
165,104		Community Bank System, Inc	4,027
66,423	e	Community Banks, Inc	1,722
98,820		Community Trust Bancorp, Inc	3,233
749,472		Compass Bancshares, Inc	33,726
134,868		Corus Bankshares, Inc	7,484
2,030,292		Credit Agricole S.A.	51,317
2,881,685		Credit Suisse Group	112,990
264,552		Cullen/Frost Bankers, Inc	12,606
282,083		CVB Financial Corp	5,551
43,600		DAH Sing Financial	291
10,000		Daito Bank Ltd	16
1,431,367		Danske Bank a/s	43,007
1,633,523		DBS Group Holdings Ltd	13,809
2,719,983		Depfa Bank plc	43,656
1,046,262		Deutsche Bank AG. (Regd)	81,458
840,863		Dexia	18,496
199,250		Dime Community Bancshares	3,029
587,185		DNB NOR Holding ASA	6,103
151,322		Downey Financial Corp	11,077
330,891		East West Bancorp, Inc	11,115
600		Eastern Virginia Bankshares, Inc	12
200,732		EFG Eurobank Ergasias S.A.	6,178
40,340		Enterprise Financial Services Corp	954
338,966		Erste Bank Der Oesterreichischen Sparkassen AG.	16,946
2,856		ESB Financial Corp	37
49,003	*	EuroBancshares, Inc	786
176,834	*	Euronet Worldwide, Inc	5,141
350		Exchange National Bancshares, Inc	10
41,300		Farmers Capital Bank Corp	1,431
126,733		Fidelity Bankshares, Inc	3,361
3,162,006		Fifth Third Bancorp	130,306
51,953		Financial Institutions, Inc	936
723,823		FinecoGroup S.p.A.	6,463
71,072		First Bancorp (North Carolina)	1,573
323,958		First Bancorp (Puerto Rico)	13,007
113,788	e	First Busey Corp (Class A)	2,197
185,137		First Charter Corp	4,067
585	e	First Citizens Banc Corp	13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		VALUE (000)

43,183	First Citizens Bancshares, Inc (Class A)	$6,242
417,240	First Commonwealth Financial Corp	5,716
97,918		First Community Bancorp	4,651
62,827		First Community Bancshares, Inc	2,042
35,031		First Defiance Financial Corp	935
216,412		First Financial Bancorp	4,090
118,000		First Financial Bankshares, Inc	3,993
83,669		First Financial Corp (Indiana)	2,404
83,838		First Financial Holdings, Inc	2,508
300		First Financial Service Corp	8
819,981		First Horizon National Corp	34,603
72,001		First Indiana Corp	2,136
250		First M & F Corp	9
110,311		First Merchants Corp	2,741
310,216		First Midwest Bancorp, Inc	10,910
765,008		First Niagara Financial Group, Inc	11,154
40,989		First Oak Brook Bancshares, Inc	1,157
17,652		First of Long Island Corp	735
77,625		First Place Financial Corp	1,559
11,439	*	First Regional Bancorp	757
177,009		First Republic Bank	6,254
29,427	e	First South Bancorp, Inc	938
93,142		First State Bancorp	1,797
1,023		First United Corp	20
290		Firstbank Corp	8
123,504	*	FirstFed Financial Corp	7,362
384,589		FirstMerit Corp	10,042
1,450		Flag Financial Corp	22
210,607	e	Flagstar Bancorp, Inc	3,987
129,537		Flushing Financial Corp	2,383
400		FMS Financial Corp	7
388,340	e	FNB Corp	7,631
54,785		FNB Corp (Virginia)	1,534
638		FNB Corp, Inc (North Carolina)	13
2,551		Foothill Independent Bancorp	51
1,026		Forstaedernes Bank a/s	101
1,855,975		Fortis	51,388
462,027	*	Fortis (Strip Vvpr)	11
100,073	*	Franklin Bank Corp	1,877
306,705		Fremont General Corp	7,462
146,241		Frontier Financial Corp	3,694
12,399		Fubon Financial Holding Co Ltd	119
700,596	e	Fulton Financial Corp	12,611
57,517		GB&T Bancshares, Inc	1,367
16,451	e	German American Bancorp	227
193,754		Glacier Bancorp, Inc	5,063
261,429		Gold Banc Corp, Inc	3,804
1,268,175	e	Golden West Financial Corp	81,645
65,868		Great Southern Bancorp, Inc	2,061
768,506		Greater Bay Bancorp	20,266
1,272		Greater Community Bancorp	20
32,195		Greene County Bancshares, Inc	880
4,600	*	Grupo Financiero Galicia SA (ADR)	37
80,000		Gunma Bank Ltd	478
205,540		Hancock Holding Co	7,071
1,269,094		Hang Seng Bank Ltd	17,260
165,019		Hanmi Financial Corp	2,756
127,392		Harbor Florida Bancshares, Inc	4,770
155,767		Harleysville National Corp	3,608

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

7,400		HDFC Bank Ltd (ADR)	$344
61,672		Heartland Financial U.S.A., Inc	1,204
56,638	e	Heritage Commerce Corp	1,040
650		Heritage Financial Corp	14
852,916		Hibernia Corp (Class A)	28,300
255,000		Hokuhoku Financial Group, Inc	778
734,000		Hong Leong Bank BHD	1,004
63,303		Horizon Financial Corp	1,405
3,971,478		HSBC Holdings plc (Hong Kong)	63,461
17,641,061		HSBC Holdings plc (United Kingdom)	280,655
7,284,818		Hudson City Bancorp, Inc	83,120
303,510		Hudson United Bancorp	10,957
1,404,473	e	Huntington Bancshares, Inc	33,904
41,548		IberiaBank Corp	2,560
300	e	IBT Bancorp, Inc	12
7,700		ICICI Bank Ltd (Spon ADR)	168
431,197		Independence Community Bank Corp	15,924
95,984		Independent Bank Corp (Massachusetts)	2,708
111,566		Independent Bank Corp (Michigan)	3,173
285,352		IndyMac Bancorp, Inc	11,622
90,700		Integra Bank Corp	2,052
93,396		Interchange Financial Services Corp	1,714
217,136		International Bancshares Corp	6,143
390,094		Investors Financial Services Corp	14,753
97,547	e	Irwin Financial Corp	2,165
50,703	*	Itla Capital Corp	2,733
2,200,034		Joyo Bank Ltd	10,733
23,848,788		JPMorgan Chase & Co	842,339
627,895		KBC Groupe S.A.	49,549
136,015	*	Kearny Financial Corp	1,605
1,892,973		KeyCorp	62,752
2,170		K-Fed Bancorp	26
199,466		KNBT Bancorp, Inc	3,010
1,365		Komercni Banka AS	57
62,040		Kookmin Bank	2,803
13,100		Kookmin Bank (Spon ADR)	597
91,403		Lakeland Bancorp, Inc	1,427
36,546	Lakeland Financial Corp	1,487
9,430,458	Lloyds TSB Group plc	79,674
2,630	LNB Bancorp, Inc	45
1,430	LSB Bancshares, Inc	26
359,866	M & T Bank Corp	37,844
61,267	Macatawa Bank Corp	2,125
176,360	MAF Bancorp, Inc	7,518
86,795	Main Street Banks, Inc	2,210
69,612	MainSource Financial Group, Inc	1,259
1,288,157	Marshall & Ilsley Corp	57,259
778	MASSBANK Corp	27
134,663	MB Financial, Inc	5,364
91,663	MBT Financial Corp	1,765
2,906,334	Mellon Financial Corp	83,383
45,849	Mercantile Bank Corp	2,016
684,250	Mercantile Bankshares Corp	35,259
2,000	Merchants Bancshares, Inc	52
165,615	Mid-State Bancshares	4,599
65,774	Midwest Banc Holdings, Inc	1,269
35,000	Mitsubishi Securities Co Ltd	308
9,140	Mitsubishi Tokyo Financial Group, Inc	77,116
587,000	Mitsui Trust Holdings, Inc	5,991

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

20,850		Mizuho Financial Group, Inc	$93,808
1,244		MutualFirst Financial, Inc	28
115,888		Nara Bancorp, Inc	1,701
24,220		NASB Financial, Inc	1,062
1,565,087		National Australia Bank Ltd	36,621
449,233		National Bank of Canada	19,957
426,291		National Bank of Greece S.A.	14,452
650		National Bankshares, Inc	29
3,229,606		National City Corp	110,194
204,694		National Penn Bancshares, Inc	5,113
43,921		NBC Capital Corp	1,069
228,690		NBT Bancorp, Inc	5,406
290,979		NetBank, Inc	2,712
1,445,489		New York Community Bancorp, Inc	26,192
433,223		NewAlliance Bancshares, Inc	6,087
1,106,000		Nishi-Nippon City Bank Ltd	4,807
876,656		Nordea Bank AB	7,918
2,121,772		Nordea Bank AB (Sweden)	19,232
3,393,812		North Fork Bancorp, Inc	95,332
38,524	*	Northern Empire Bancshares	1,192
2,302,089		Northern Trust Corp	104,952
115,071		Northwest Bancorp, Inc	2,446
9,140		Oak Hill Financial, Inc	267
72,415		OceanFirst Financial Corp	1,630
331,873	e*	Ocwen Financial Corp	2,243
6,398		OKO Bank	104
423,345		Old National Bancorp	9,060
150		Old Point Financial Corp	5
84,902		Old Second Bancorp, Inc	2,470
68,409	e	Omega Financial Corp	2,124
6		Oneida Financial Corp	-
287,730		Oriental Financial Group, Inc	4,391
254,966	*	Oversea-Chinese Banking Corp	975
1,234,832		Oversea-Chinese Banking Corp Ltd	8,473
2,300		PAB Bankshares, Inc	36
344,795		Pacific Capital Bancorp	12,785
88,961		Park National Corp	9,830
725		Parkvale Financial Corp	20
249,896		Partners Trust Financial Group, Inc	2,669
44,511	e	Peapack Gladstone Financial Corp	1,233
60,996		Pennfed Financial Services, Inc	1,030
44,830		Pennrock Financial Services Corp	1,609
290		Penns Woods Bancorp, Inc	13
23,915	*	Pennsylvania Commerce Bancorp, Inc	783
64,702		Peoples Bancorp, Inc	1,731
287,972		People's Bank	8,708
115,211		PFF Bancorp, Inc	3,490
26,517	*	Pinnacle Financial Partners, Inc	636
129,970		Piraeus Bank S.A.	2,414
20,105		Placer Sierra Bancshares	548
1,773,765		PNC Financial Services Group, Inc	96,599
1,324,294		Popular, Inc	33,359
12,819		Preferred Bank	509
73,450	*	Premierwest Bancorp	1,089
100,403		PrivateBancorp, Inc	3,552
103,860		Prosperity Bancshares, Inc	2,971
207,166		Provident Bankshares Corp	6,611
42,072		Provident Financial Holdings	1,183
431,588		Provident Financial Services, Inc	7,583
243,919		Provident New York Bancorp	2,954
27,635	e*	QC Holdings, Inc	399

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

216,844		R & G Financial Corp (Class B)	$3,836
2,144,754		Regions Financial Corp	72,664
62,079		Renasant Corp	1,910
52,728		Republic Bancorp, Inc (Class A) (Kentucky)	1,145
575,097		Republic Bancorp, Inc (Michigan)	8,615
7,278,000	*	Resona Holdings, Inc	13,481
27,821		Royal Bancshares of Pennsylvania (Class A)	661
1,385,826		Royal Bank of Canada	85,879
67,800		Royal Bank Of Canada (New York)	4,201
9,098,676		Royal Bank of Scotland Group plc	274,066
147,507		S & T Bancorp, Inc	5,325
69,792		S.Y. Bancorp, Inc	1,595
88,803		Sandy Spring Bancorp, Inc	3,111
9,000		San-In Godo Bank Ltd	85
1,002,864		Sanpaolo IMI S.p.A.	13,746
57,891		Santander Bancorp	1,451
51,026		SCBT Financial Corp	1,615
72,178		Seacoast Banking Corp of Florida	1,421
51,914		Security Bank Corp	1,189
3,300		Shinhan Financial Group Co Ltd	173
5,821,000		Shinsei Bank Ltd	31,268
1,493,168		Shizuoka Bank Ltd	12,781
421		Shore Bancshares, Inc	12
29,642	e	Sierra Bancorp	672
20,074	*	Signature Bank	490
88,633		Simmons First National Corp (Class A)	2,403
989,372		Skandinaviska Enskilda Banken (A Shs)	16,423
499,683	e	Sky Financial Group, Inc	14,081
8,551	e	Smithtown Bancorp, Inc	203
878,655		Societe Generale (A Shs)	89,135
49,700		Sound Federal Bancorp, Inc	803
395,498		South Financial Group, Inc	11,240
16,216		Southern Community Financial Corp	155
65,674		Southside Bancshares, Inc	1,346
71,530		Southwest Bancorp, Inc	1,465
1,862,069		Sovereign Bancorp, Inc	41,599
2,192		Sparebanken Midt-Norge	101
1,259		Sparebanken Nord-Norge	24
166,800		Standard Chartered plc	3,092
48,976		State Bancorp, Inc	1,108
36,161		State Financial Services Corp (Class A)	1,456
1,483,689		State Street Corp	71,588
96,996		Sterling Bancorp	2,071
347,561		Sterling Bancshares, Inc	5,408
167,821		Sterling Financial Corp (Pennsylvania)	3,576
168,177	*	Sterling Financial Corp (Spokane)	6,290
68,439		Suffolk Bancorp	2,210
7,783		Sumitomo Mitsui Financial Group Inc	52,385
4,755,809		Sumitomo Trust & Banking Co Ltd	28,806
52,037		Summit Bancshares, Inc	900
26,638		Summit Financial Group, Inc	871
50,479	*	Sun Bancorp, Inc (New Jersey)	1,043
1,541,957		Suncorp-Metway Ltd	23,581
2,036,929		SunTrust Banks, Inc	147,148
47,000		Suruga Bank Ltd	382
293,861		Susquehanna Bancshares, Inc	7,226
240,673	*	SVB Financial Group	11,528
262,583		Svenska Handelsbanken	5,302
499,704		Svenska Handelsbanken AB (A Shs)	10,181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

424		Sydbank a/s	$10
1,619,839		Synovus Financial Corp	46,441
29,289		Taylor Capital Group, Inc	1,150
816,885	e	TCF Financial Corp	21,141
437,395		TD Banknorth, Inc	13,034
105,583	*	Texas Capital Bancshares, Inc	2,084
255,829		Texas Regional Bancshares, Inc (Class A)	7,798
15,792,048	*	Thai Military Bank PCL	1,559
155,678		TierOne Corp	4,223
3,700		Tokyo Tomin Bank Ltd	89
46,051		Tompkins Trustco, Inc	1,999
15,339	e	Toronto-Dominion Bank	684
69,273		Trico Bancshares	1,547
458,081		Trustco Bank Corp NY	5,983
298,790		Trustmark Corp	8,743
10,200	*	Turkiye Garanti Bankasi AS (ADR)	41
14,074,920		U.S. Bancorp	410,988
75,988		U.S.B. Holding Co, Inc	1,778
3,110,349		UBS AG. (Regd)	242,543
114,000	e	UBS AG. (Regd) (New York)	8,875
436,271		UCBH Holdings, Inc	7,085
7,107		UFJ Holdings, Inc	36,801
90,268		UMB Financial Corp	5,148
277,021		Umpqua Holdings Corp	6,521
2,400		Unibanco - Uniao de Bancos Brasileiros S.A.	93
11,543,070		UniCredito Italiano S.p.A.	60,883
52,279		Union Bankshares Corp	2,019
427,974		UnionBanCal Corp	28,640
240,020		United Bankshares, Inc	8,547
179,226		United Community Banks, Inc	4,663
164,411		United Community Financial Corp	1,799
1,553,161		United Overseas Bank Ltd	13,051
33,058	e	United Securities Bancshares	1,017
846		United Security Bancshares (California)	22
69,878		Univest Corp of Pennsylvania	2,094
134,101		Unizan Financial Corp	3,593
6,379		UTI Bank Ltd	35
321		Valiant Holding	28
489,481		Valley National Bancorp	11,444
34,752		Vineyard National Bancorp	1,097
47,005	*	Virginia Commerce Bancorp	1,144
43,549		Virginia Financial Group, Inc	1,528
1,114,369		W Holding Co, Inc	11,389
9,376,003		Wachovia Corp	465,050
401,781		Washington Federal, Inc	9,450
5,684,570		Washington Mutual, Inc	231,305
80,108		Washington Trust Bancorp, Inc	2,217
277,830		Webster Financial Corp	12,972
11,715,580		Wells Fargo & Co	721,445
136,511		Wesbanco, Inc	4,098
97,275		West Bancorporation	1,829
113,052		West Coast Bancorp	2,760
191,679		Westamerica Bancorp	10,123
42,645	*	Western Sierra Bancorp	1,444
30,654		Westfield Financial, Inc	743
2,643,259		Westpac Banking Corp	40,076
280,218		Whitney Holding Corp	9,144
6,760		Willow Grove Bancorp, Inc	99
309,264		Wilmington Trust Corp	11,137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

87,434		Wilshire Bancorp, Inc	$1,253
272,500		Wing Hang Bank Ltd	1,775
139,161		Wintrust Financial Corp	7,285
40,993		WSFS Financial Corp	2,243
1,000		Yadkin Valley Bank and Trust Co	14
52,079		Yardville National Bancorp	1,862
220,000	v*	Yes Bank Ltd	228
473,500		Zions Bancorp	34,816

		TOTAL DEPOSITORY INSTITUTIONS	12,248,800

EATING AND DRINKING PLACES - 0.68%
145,838	e	AFC Enterprises	1,922
382,489		Applebee's International, Inc	10,132
733,268	e	Aramark Corp (Class B)	19,358
69,745		Autogrill S.p.A.	919
2,436	*	Benihana, Inc (Class A)	35
64,265	*	BJ's Restaurants, Inc	1,307
219,069		Bob Evans Farms, Inc	5,109
3,147,048	*	Brinker International, Inc	126,039
29,706	*	Buffalo Wild Wings, Inc	927
154,645	*	California Pizza Kitchen, Inc	4,217
297,267		CBRL Group, Inc	11,552
314,099	*	CEC Entertainment, Inc	13,220
471,026	*	CKE Restaurants, Inc	6,557
3,147,430		Compass Group plc	13,185
86,642	*	Cosi, Inc	596
1,192,157		Darden Restaurants, Inc	39,317
65,854	e*	Dave & Buster's, Inc	1,214
403,667	*	Denny's Corp	2,018
362,353		Domino's Pizza, Inc	8,066
866,111		Enterprise Inns plc	12,923
146,877		IHOP Corp	6,373
264,669	*	Jack In The Box, Inc	10,036
345,998	e*	Krispy Kreme Doughnuts, Inc	2,408
120,468		Landry's Restaurants, Inc	3,625
126,788		Lone Star Steakhouse & Saloon, Inc	3,856
56,806	*	Luby's, Inc	679
26,200	*	McCormick & Schmick's Seafood Restaurants, Inc	414
7,007,598		McDonald's Corp	194,461
1,432,107		Mitchells & Butlers plc	8,590
135,650	*	O'Charley's, Inc	2,396
288,321		Outback Steakhouse, Inc	13,044
154,594	e*	P.F. Chang's China Bistro, Inc	9,118
126,243	*	Papa John's International, Inc	5,046
823,129		Punch Taverns plc	10,789
208,219	*	Rare Hospitality International, Inc	6,344
79,586	*	Red Robin Gourmet Burgers, Inc	4,933
5,000		Royal Co Ltd	58
310,678		Ruby Tuesday, Inc	8,047
266,576	*	Ryan's Restaurant Group, Inc	3,735
12,000		Saizeriya Co Ltd	149
46,000		Skylark Co Ltd	700
56,239		Sodexho Alliance S.A.	1,739
373,217	*	Sonic Corp	11,394
22,539		TelePizza S.A.	45
88,387	*	Texas Roadhouse, Inc (Class A)	3,071
820,657	*	The Cheesecake Factory, Inc	28,501
134,097	*	The Steak N Shake Co	2,497

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

77,354	e	Triarc Cos (Class A)	$1,245
128,695		Triarc Cos (Class B)	1,912
1,797		Valora Holding AG.	407
516,055		Wendy's International, Inc	24,590
322,852		Whitbread plc	5,491
1,582,326		Yum! Brands, Inc	82,408

		TOTAL EATING AND DRINKING PLACES	736,714

EDUCATIONAL SERVICES - 0.14%
4,465		Ambassadors International, Inc	61
744,383	e*	Apollo Group, Inc (Class A)	58,226
135,500		Benesse Corp	4,335
666,595	*	Career Education Corp	24,404
582,618	*	Corinthian Colleges, Inc	7,440
322,712	*	DeVry, Inc	6,422
79,150	*	Educate, Inc	1,120
419,346	*	Education Management Corp	14,145
209,009	*	ITT Educational Services, Inc	11,165
178,646	*	Laureate Education, Inc	8,550
55,264	*	Learning Tree International, Inc	664
46,665	*	Princeton Review, Inc	272
94,714		Strayer Education, Inc	8,170
98,923	*	Universal Technical Institute, Inc	3,284

		TOTAL EDUCATIONAL SERVICES	148,258

ELECTRIC, GAS, AND SANITARY SERVICES - 3.94%
14,045		AEM Torino S.p.A.	35
3,626,134	*	AES Corp	59,396
452,372		AGL Resources, Inc	17,484
143,277		Aguas de Barcelona S.A. (A Shs)	3,087
58,040		Alinta Ltd	431
2,752,509	e*	Allegheny Energy, Inc	69,418
323,388		Allete, Inc	16,137
653,965		Alliant Energy Corp	18,409
1,339,400	e*	Allied Waste Industries, Inc	10,621
1,151,630		Ameren Corp	63,685
53,794		American Ecology Corp	963
1,864,791		American Electric Power Co, Inc	68,755
100,047		American States Water Co	2,938
461,174		Aqua America, Inc	13,715
1,379,586	*	Aquila, Inc	4,980
393,426	e	Atmos Energy Corp	11,331
1,408,091		Australian Gas Light Co Ltd	15,248
380,740		Avista Corp	7,078
386	*	Beacon Power Corp	-
4,789,869		BG Group plc	39,341
97,471		BKW FMB Energie AG.	6,108
224,512		Black Hills Corp	8,273
99,980		California Water Service Group	3,753
14,173,394	e*	Calpine Corp	48,190
757,637		Caltex Australia Ltd	9,122
70,878		Cascade Natural Gas Corp	1,453
114,895	*	Casella Waste Systems, Inc (Class A)	1,379
2,480,381		Centerpoint Energy, Inc	32,766
6,500		Centrais Eletricas Brasileiras S.A. (Spon ADR)	43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

70,332		Central Vermont Public Service Corp	$1,301
12,406,475		Centrica plc	51,397
109,694	e	CH Energy Group, Inc	5,334
8,205		Chesapeake Utilities Corp	251
686,129		Chubu Electric Power Co, Inc	16,457
902,644		Cinergy Corp	40,457
67,316	e*	Clean Harbors, Inc	1,459
283,182		Cleco Corp	6,108
2,838,645		CLP Holdings Ltd	16,260
2,118,701	*	CMS Energy Corp	31,908
1,400		Companhia Energetica de Minas Gerais (Spon ADR)	45
49,777		Connecticut Water Service, Inc	1,244
1,222,376		Consolidated Edison, Inc	57,256
1,218,735		Constellation Energy Group, Inc	70,309
447,863		Contact Energy Ltd	2,394
21,568	e	Crosstex Energy, Inc	1,042
12		Daiseki Co Ltd	-
1,711,951		Dominion Resources, Inc	125,640
1,450,410		DPL, Inc	39,814
1,128,073	e	DTE Energy Co	52,760
4,746,349		Duke Energy Corp	141,109
473,354	e	Duquesne Light Holdings, Inc	8,842
118,831	*	Duratek, Inc	2,755
2,178,266	*	Dynegy, Inc (Class A)	10,586
957,474		E.ON AG.	85,033
2,029,655		Edison International	82,303
451,543	*	Edison S.p.A.	1,006
3,108,545		El Paso Corp	35,810
361,645	*	El Paso Electric Co	7,396
17,623		Electrabel S.A.	7,697
323,600		Electric Power Development Co	9,334
148,347	e	Empire District Electric Co	3,554
24,854		Enagas	440
922,358	*	Enbridge, Inc	26,320
1,304,586		Endesa S.A.	30,337
4,371,878		Enel S.p.A.	38,168
447,897		Energen Corp	15,699
1,158,626		Energias de Portugal S.A.	2,912
1,292,115		Energy East Corp	37,446
43,076		EnergySouth, Inc	1,194
1,362,946		Entergy Corp	102,971
4,409,566		Exelon Corp	226,343
1,839,394		First Philippine Holdings Corp	1,494
2,173,004		FirstEnergy Corp	104,543
1,841,919		FPL Group, Inc	77,471
1,537		GAIL India Ltd	47
331,657		Gas Natural SDG S.A.	9,762
456,061	e	Great Plains Energy, Inc	14,544
373,264	e	Hawaiian Electric Industries, Inc	10,007
211,900		Hokkaido Electric Power Co, Inc	4,335
7,064,199		Hong Kong & China Gas Co Ltd	14,330
1,616,511		Hong Kong Electric Holdings Ltd	7,369
5,600		Huaneng Power International, Inc	165
983,644		Iberdrola S.A.	25,914
263,492		Idacorp, Inc	8,071
4,254,210		International Power plc	15,673
821,303		Kansai Electric Power Co, Inc	16,507
350,511		Kelda Group plc	4,382
874,869		KeySpan Corp	35,607
558,242		Kinder Morgan, Inc	46,446

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		VALUE (000)

22,200	Korea Electric Power Corp	$348
304,993	Kurita Water Industries Ltd	4,705
931,504		Kyushu Electric Power Co, Inc	20,244
147,192		Laclede Group, Inc	4,675
25,050		Markwest Hydrocarbon, Inc	581
1,039,961		MDU Resources Group, Inc	29,296
152,798		Metal Management, Inc	2,957
120,472		MGE Energy, Inc	4,383
66,987		Middlesex Water Co	1,301
2	b,e*	Mirant Corp	-
1,016		Munters AB	22
706,842		National Fuel Gas Co	20,435
5,524,971		National Grid Transco plc	53,422
246,455		New Jersey Resources Corp	11,891
130,588		NGC Holdings Ltd	345
291,479	e	Nicor, Inc	12,000
1,853,978		NiSource, Inc	45,849
5,417,900		Nissin Co Ltd	10,129
1,174,354		Northeast Utilities	24,497
20,836		Northumbrian Water Group plc	84
203,698		Northwest Natural Gas Co	7,789
94,026		NorthWestern Corp	2,964
619,228	*	NRG Energy, Inc	23,283
699,309		NSTAR	21,560
5,860		Oest Elektrizitatswirts (A Shs)	1,616
694,516		OGE Energy Corp	20,099
700		Okinawa Electric Power Co, Inc	36
606,445		Oneok, Inc	19,800
40,855		Ormat Technologies, Inc	780
4,173,445		Osaka Gas Co Ltd	13,124
202,159		Otter Tail Corp	5,525
3,128		Pacific Hydro Ltd	12
256,289		Peoples Energy Corp	11,138
1,198,574		Pepco Holdings, Inc	28,694
1,711,817	*	Petronet LNG Ltd	1,615
2,898,306		PG&E Corp	108,802
49,811	*	Pico Holdings, Inc	1,482
353,046		Piedmont Natural Gas Co, Inc	8,480
669,178		Pinnacle West Capital Corp	29,745
307,026	e*	Plug Power, Inc	2,103
425,995		PNM Resources, Inc	12,273
1,580,700		PPL Corp	93,862
1,591,846		Progress Energy, Inc	72,015
496,039	v*	Progress Energy, Inc (Cvo)	5
1,478,536		Public Service Enterprise Group, Inc	89,925
608,324		Puget Energy, Inc	14,223
24,608		Puma AG. Rudolf Dassler Sport	6,084
808,309		Questar Corp	53,268
1,366,640	*	Reliant Resources, Inc	16,919
816,881		Republic Services, Inc	29,416
92,788		Resource America, Inc (Class A)	3,575
766,287		RWE AG.	49,246
716,509		SCANA Corp	30,602
2,081,787		Scottish & Southern Energy plc	37,689
1,115,227		Scottish Power plc	9,900
33,536	*	SEMCO Energy, Inc	201
1,372,115		Sempra Energy	56,682
221,784		Severn Trent plc	4,033
2,986,000		Shun TAK Holdings Ltd	2,831

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

1,476,337	e*	Sierra Pacific Resources	$18,380
39,973		SJW Corp	1,879
1,466,519		Snam Rete Gas S.p.A.	7,841
141,400	*	Sojitz Holdings Corp	605
87,899		South Jersey Industries, Inc	5,372
3,708,353		Southern Co	128,569
396,102	*	Southern Union Co	9,724
261,009		Southwest Gas Corp	6,658
115,863	e	Southwest Water Co	1,371
194,082	*	Stericycle, Inc	9,766
1,423,324		Suez S.A.(France)	38,489
316,000		Tata Power Co Ltd	2,728
1,711,951	e	TECO Energy, Inc	32,373
1,788,000		Tenaga Nasional Bhd	4,940
469,270		Tohoku Electric Power Co, Inc	10,007
1,768,841		Tokyo Electric Power Co, Inc	42,171
3,287,957		Tokyo Gas Co Ltd	12,290
154,864		Tomra Systems ASA	634
442,476		TransAlta Corp	7,381
1,475,622		TXU Corp	122,609
561,264		UGI Corp	15,659
117,356		UIL Holdings Corp	6,315
2,200		Unified Energy System	67
270,041		Union Fenosa S.A.	8,221
299,850		Unisource Energy Corp	9,220
487,591		United Utilities plc	5,753
1,514,851		United Utilities plc (A Shs)	8,960
2,100		Unitil Corp	57
496,664		Vectren Corp	14,269
2,664,917		Vivendi Universal S.A.	83,549
288,312	*	Waste Connections, Inc	10,751
25,159		Waste Industries USA, Inc	356
125,100		Waste Management NZ Ltd	584
301,997	*	Waste Services, Inc	1,160
1,418		West Japan Railway Co	4,854
540,172		Westar Energy, Inc	12,980
246,550		Western Gas Resources, Inc	8,605
294,692		WGL Holdings, Inc	9,913
3,198,676		Williams Cos, Inc	60,775
659,202		Wisconsin Energy Corp	25,709
172,683		WPS Resources Corp	9,713
2,263,275	e	Xcel Energy, Inc	44,179
18,526,000		Xinao Gas Holdings Ltd	12,845

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,286,338

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.13%
3,053,285	*	ABB Ltd	19,767
153,722	*	Actel Corp	2,137
262,769		Acuity Brands, Inc	6,751
676,017	*	Adaptec, Inc	2,623
574,757	*	ADC Telecommunications, Inc	12,513
124,544	*	Advanced Energy Industries, Inc	979
1,774,529	e*	Advanced Micro Devices, Inc	30,770
53,900	*	Advanced Semiconductor Engineering, Inc (ADR)	199
205,465		Advantest Corp	15,128
536,045	*	Aeroflex, Inc	4,503
949,757	*	Agere Systems, Inc	11,397
2,642	*	Aixtron AG.	10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

1,998,034	*	Alcatel S.A.	$21,796
136,132	*	Alcatel S.A. (Spon ADR)	1,485
605,739	e	Alliance One International, Inc	3,641
101,743	*	Alliance Semiconductor Corp	260
402,000		Alps Electric Co Ltd	6,135
124,610,572	*	Alstom	123,705
1,692,796	*	Altera Corp	33,551
791,573		American Power Conversion Corp	18,673
140,842	*	American Superconductor Corp	1,289
315,690		Ametek, Inc	13,212
305,285	*	AMIS Holdings, Inc	4,073
657,799	e*	Amkor Technology, Inc	2,960
474,677		Amphenol Corp (Class A)	19,068
2,922,327		Analog Devices, Inc	109,032
821,590	*	Andrew Corp	10,484
113,697	*	Applica, Inc	367
2,002,464	*	Applied Micro Circuits Corp	5,126
65,566	e	Applied Signal Technology, Inc	1,248
1,510,500		ARM Holdings plc	3,051
714,225	*	Arris Group, Inc	6,221
243,366	*	Artesyn Technologies, Inc	2,117
1,739	*	ASM International NV	28
328,000		ASM Pacific Technology Ltd	1,527
911,424	*	ASML Holding NV	14,299
689,000		Asustek Computer, Inc	1,942
113,627	e*	Atheros Communications, Inc	916
663,387	*	ATI Technologies, Inc	7,854
9,085,221	*	Atmel Corp	21,532
224,114	e*	ATMI, Inc	6,502
197,428		AU Optronics Corp (ADR)	3,344
572,175	e*	Avanex Corp	515
252,625		AVX Corp	3,062
3		Axell Corp	13
200,306		Baldor Electric Co	4,872
21,914		Bang & Olufsen a/s	1,536
23,303		Barco NV	1,661
81,475		Bel Fuse, Inc (Class B)	2,490
305,837	*	Benchmark Electronics, Inc	9,304
1,711,468	*	Broadcom Corp (Class A)	60,774
366,906	e*	Broadwing Corp	1,695
251,396		C&D Technologies, Inc	2,310
139,213	e*	California Micro Devices Corp	791
305,253	e*	Capstone Turbine Corp	388
113,127	*	Carrier Access Corp	545
69,816	*	Catapult Communications Corp	1,191
277,166	*	C-COR, Inc	1,899
293,877	*	Celestica, Inc	3,935
9,356	*	Centillium Communications, Inc	20
156,200	*	Ceradyne, Inc	3,760
15,737	*	Ceva, Inc	92
868,000	*	Chartered Semiconductor Manufacturing Ltd	673
237,137	*	Checkpoint Systems, Inc	4,197
7,440	*	Cherokee International Corp	28
7,958	*	China Energy Savings Technology, Inc	79
3,050,009	*	CIENA Corp	6,375
44,594,345	e*	Cisco Systems, Inc	852,198
63,367	*	Color Kinetics, Inc	674
16,727		Computacenter plc	59
222,595	*	Comtech Telecommunications	7,263
1,216,748	*	Comverse Technology, Inc	28,776

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

2,828,953	*	Conexant Systems, Inc	$4,555
334,466	e*	Cree, Inc	8,519
218,018		CTS Corp	2,680
97,128	e	Cubic Corp	1,723
9		Cyber Agent Ltd	40
510,547	*	Cymer, Inc	13,453
586,370	*	Cypress Semiconductor Corp	7,382
1,500		Daiichikosho Co Ltd	31
34,965	*	DDi Corp	68
62,738	*	Diodes, Inc	1,957
283,145	*	Ditech Communications Corp	1,838
296,842	*	Dolby Laboratories, Inc (Class A)	6,548
182,031	*	DSP Group, Inc	4,345
99,260	*	DTS, Inc	1,770
1,133,293	e*	Eagle Broadband, Inc	272
174,265	*	Electro Scientific Industries, Inc	3,116
482,713		Electrocomponents plc	2,074
562,603		Electrolux AB Series B	11,954
164,723	*	Emcore Corp	680
2,904,276		Emerson Electric Co	181,895
54,601	*	Emerson Radio Corp	152
33,080	*	EMS Technologies, Inc	495
30,391	e*	EndWave Corp	1,447
531,022	*	Energizer Holdings, Inc	33,014
206,198	e*	Energy Conversion Devices, Inc	4,615
9,267		Energy Developments Ltd	30
193,551	*	EnerSys	2,638
28,504	*	Epcos AG.	351
27,990,508		Ericsson (LM) (B Shs)	89,337
309,808	*	ESS Technology, Inc	1,304
252,262	*	Evergreen Solar, Inc	1,622
240,242	*	Exar Corp	3,577
2,573,121	*	Fairchild Semiconductor International, Inc	37,954
1,156,531	e*	Finisar Corp	1,214
301,481		Fisher & Paykel Appliances Holdings Ltd	701
1,957,485		Fisher & Paykel Healthcare Corp	4,429
199,700	*	Flextronics International Ltd	2,638
2,501,000	*	Foxconn International Holdings Ltd	1,866
122,468		Franklin Electric Co, Inc	4,733
1,757,201	*	Freescale Semiconductor, Inc (Class B)	37,218
79,150	*	FSI International, Inc	294
251,411	e*	FuelCell Energy, Inc	2,567
2,048,808		Fujitsu Ltd	10,687
1,467,000	*	Furukawa Electric Co Ltd	5,646
3,089,250	*	Gemstar-TV Guide International, Inc	11,090
5		Gendai Agency, Inc	20
68,425,970		General Electric Co	2,370,960
155,057	*	Genlyte Group, Inc	7,557
34,636		Germanos S.A.	1,159
297,930	*	Glenayre Technologies, Inc	1,123
612,300	*	GrafTech International Ltd	2,633
137,183	*	Greatbatch, Inc	3,279
526		Groupe Steria SCA	21
416,742		Harman International Industries, Inc	33,906
460,550	*	Harmonic, Inc	2,224
718,243		Harris Corp	22,416
180,750		Helix Technology Corp	2,400
302,924	*	Hexcel Corp	5,125
69,420		Hirose Electric Co Ltd	7,614

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

43,738		Hon Hai Precision Industry Co, Ltd	$452
1,000		Horiba Ltd	22
8,600		Hosiden Corp	87
163,215	*	Hutchinson Technology, Inc	6,285
155,590	*	Hynix Semiconductor, Inc	2,521
638,500		Ibiden Co Ltd	16,678
287,162		Imation Corp	11,139
1,094,018	*	Infineon Technologies AG.	10,175
361,864	*	Integrated Circuit Systems, Inc	7,469
1,056,201	e*	Integrated Device Technology, Inc	11,354
212,660	e*	Integrated Silicon Solution, Inc	1,576
40,628,985		Intel Corp	1,058,791
353,461	*	Interdigital Communications Corp	6,186
189,704	*	International DisplayWorks, Inc	1,518
297,452	*	International Rectifier Corp	14,194
674,132		Intersil Corp (Class A)	12,653
189,897		Inter-Tel, Inc	3,534
309,946	*	InterVoice, Inc	2,675
6,000		Iwasaki Electric Co Ltd	24
223,177	*	IXYS Corp	3,165
6,965,426	*	JDS Uniphase Corp	10,587
1,390,000		Johnson Electric Holdings Ltd	1,273
2,500		Kaga Electronics Co Ltd	48
550,792	*	Kemet Corp	3,470
980,910		Kesa Electricals plc	4,899
125,000		Koha Co Ltd	1,672
2,685,802		Koninklijke Philips Electronics NV	67,678
3,900		Koor Industries Ltd (Spon ADR)	43
353,315		Kudelski S.A. (Br)	12,886
472,298		Kyocera Corp	36,035
1,079,088		L-3 Communications Holdings, Inc	82,637
56,270	e*	LaserCard Corp	330
1,566,025	*	Lattice Semiconductor Corp	6,953
123,361	*	Leadis Technology, Inc	993
37,100		LG Electronics, Inc	2,335
7,252		LG Electronics, Inc (GDR)	136
1,800	*	LG.Philips LCD Co Ltd (ADR)	41
85,270	*	Lifeline Systems, Inc	2,739
202,700		Lincoln Electric Holdings, Inc	6,720
1,710,728		Linear Technology Corp	62,767
2,100		Lipman Electronic Engineering Ltd	65
139,078	*	Littelfuse, Inc	3,873
117,517		LSI Industries, Inc	1,638
1,734,005	*	LSI Logic Corp	14,722
23,080,160	e*	Lucent Technologies, Inc	67,163
6,000		Mabuchi Motor Co Ltd	345
318,838	*	Magnetek, Inc	819
101,749	*	Marvell Technology Group Ltd	3,871
2,569,679		Matsushita Electric Industrial Co Ltd	38,872
603,350		Matsushita Electric Industrial Co Ltd (Spon ADR)	9,159
1,434,773		Matsushita Electric Works Ltd	11,930
254,564	*	Mattson Technology, Inc	1,823
1,973,382		Maxim Integrated Products, Inc	75,403
30,291	e*	Maxwell Technologies, Inc	369
636,293	e	Maytag Corp	9,964
742,007	e*	McData Corp (Class A)	2,968
91,269	e*	Medis Technologies Ltd	1,515
231,500		Melco Holdings, Inc	5,370
3,431		Melexis NV	41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

810,627	*	MEMC Electronic Materials, Inc	$12,784
143,562	*	Mercury Computer Systems, Inc	3,929
96,442	e*	Merix Corp	564
213,726		Methode Electronics, Inc	2,537
145,515	*	Metrologic Instruments, Inc	1,825
556,006	*	Micrel, Inc	6,405
1,148,037		Microchip Technology, Inc	34,005
6,038,222	*	Micron Technology, Inc	61,650
43,208	*	Micronas Semiconductor Holdings, Inc	1,630
1,591	*	Micronic Laser Systems AB	18
365,923	*	Microsemi Corp	6,879
430,894	*	Microtune, Inc	2,161
97,312	e*	Microvision, Inc	496
2,300		Mimasu Semiconductor Industry Co Ltd	32
657,274	e*	Mindspeed Technologies, Inc	802
460,443	*	MIPS Technologies, Inc	3,315
1,680,000		Mitsubishi Electric Corp	8,873
177,955	e*	Mobility Electronics, Inc	1,628
50,401		Mobistar S.A.	4,211
440,291		Molex, Inc	11,465
200,465		Molex, Inc (Class A)	4,707
102,920	*	Monolithic Power Systems, Inc	914
93,756	*	Monolithic System Technology, Inc	472
338,204	*	Moog, Inc (Class A)	10,650
14,899,603		Motorola, Inc	272,067
662,947	e*	MRV Communications, Inc	1,439
82,388	*	Multi-Fineline Electronix, Inc	1,516
258,956		Murata Manufacturing Co Ltd	13,131
429,965	*	Mykrolis Corp	6,110
28,147		National Presto Industries, Inc	1,240
3,479,554		National Semiconductor Corp	76,655
3,525,946		NEC Corp	18,980
43,600		NEC Electronics Corp	1,957
25,366	*	Netlogic Microsystems, Inc	450
2,194,936	*	Network Appliance, Inc	62,051
1,907	*	Nexans S.A.	77
436,581		NGK Spark Plug Co Ltd	5,016
1,400	*	Nice Systems Ltd (Spon ADR)	55
500		Nihon Dempa Kogyo Co Ltd	13
5,500		Nihon Unisys Ltd	55
3,000		Nippon Chemi-Con Corp	17
1,572,000		Nippon Electric Glass Co Ltd	23,612
8,000		Nippon Signal Co Ltd	48
7,500		Nissho Electronics Corp	54
294,130		Nitto Denko Corp	16,774
234,786	*	NMS Communications Corp	671
13,199,473		Nokia Oyj	219,717
1,606,600	e	Nokia Oyj (Spon ADR)	26,734
9,330,112	*	Nortel Networks Corp	24,300
830,000	e*	Nortel Networks Corp (U.S.)	2,166
1,714,655	e*	Novellus Systems, Inc	42,369
746,393	*	Nvidia Corp	19,944
340,000		Oki Electric Industry Co Ltd	1,193
585,600	e*	Omnivision Technologies, Inc	7,958
1,063,584	*	ON Semiconductor Corp	4,892
363,443		Onex Corp	5,828
428,173	e*	Openwave Systems, Inc	7,022
628,041	*	Oplink Communications, Inc	1,074
1	*	OPT, Inc	5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

3	*	OPT, Inc	$12
100,731	*	Optical Communication Products, Inc	191
81,914	e*	OSI Systems, Inc	1,293
103,798		Park Electrochemical Corp	2,616
121	e*	Parkervision, Inc	1
6,823	e*	Pemstar, Inc	7
135,990	*	Pericom Semiconductor Corp	1,107
345,007	*	Photronics, Inc	8,052
446,991		Pioneer Corp	6,759
272,217	*	Pixelworks, Inc	2,336
242,863		Plantronics, Inc	8,830
270,017	*	Plexus Corp	3,842
128,466	*	PLX Technology, Inc	1,305
4,226,690	*	PMC-Sierra, Inc	39,435
510,813	*	Polycom, Inc	7,616
67,117	e*	Portalplayer, Inc	1,397
39,030	*	Powell Industries, Inc	736
275,935	*	Power Integrations, Inc	5,952
555,095	*	Power-One, Inc	3,503
649,775	e*	Powerwave Technologies, Inc	6,641
65,428		Psion plc	77
794,448		Publishing & Broadcasting Ltd	8,970
538,125	*	QLogic Corp	16,612
11,284,525	e	Qualcomm, Inc	372,502
282,934	e*	Quantum Fuel Systems Technologies Worldwide, Inc	1,415
14,700	e	Quixote Corp	288
589,493	e*	Rambus, Inc	7,887
92,947		Raven Industries, Inc	2,177
32,340	b,e,v*	Read-Rite Corp	-
151,490		Regal-Beloit Corp	4,417
232,077		REMEC, Inc	1,485
8,915	e*	Research Frontiers, Inc	28
330,047	*	Research In Motion Ltd	24,298
1,173,908	*	RF Micro Devices, Inc	6,374
10,690		Richardson Electronics Ltd	78
10,100		Rinnai Corp	248
894,443		Rockwell Collins, Inc	42,647
102,913	*	Rogers Corp	4,173
194,757		Rohm Co Ltd	18,686
2,122		SAES Getters S.p.A.	33
6,190		Samsung Electronics Co Ltd	2,934
4,878	*	Samsung Electronics Co Ltd (GDR)	1,162
79,000		Sanken Electric Co Ltd	1,026
7,757,931	*	Sanmina-SCI Corp	42,436
878,000		Sanyo Electric Co Ltd	2,241
337,800		Satyam Computer Services Ltd	3,928
46,461	*	SBS Technologies, Inc	431
345,680		Schneider Electric S.A.	26,005
914,669	e	Scientific-Atlanta, Inc	30,431
144,377	*	Seachange International, Inc	1,014
452,420	e*	Semtech Corp	7,533
3,815	*	SGL Carbon AG.	49
1,401,550		Sharp Corp	21,828
5,000		Shibaura Mechatronics Corp	45
13,000		Shindengen Electric Manufacturing Co Ltd	43
3,400		Shinkawa Ltd	63
275,459	*	Sigmatel, Inc	4,727
644,468	*	Silicon Image, Inc	6,612
355,426	*	Silicon Laboratories, Inc	9,316

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

497,075	*	Silicon Storage Technology, Inc	$2,003
2,020	*	Silicon-On-Insulator Technologies	22
29,800		Siliconware Precision Industries Co	146
27,300	*	Sipex Corp	45
9,490,634	e*	Sirius Satellite Radio, Inc	61,499
220,188	*	Sky Network Television Ltd	873
1,108,203	*	Skyworks Solutions, Inc	8,167
2,566,000		Solomon Systech International Ltd	904
1,462,170		Sony Corp	50,240
190,268	e*	Spatialight, Inc	1,079
120,115		Spectralink Corp	1,264
284,284	*	Spectrum Brands, Inc	9,381
41,251	*	Staktek Holdings, Inc	124
131,008	*	Standard Microsystems Corp	3,063
33,000		Stanley Electric Co Ltd	533
3,000		Star Micronics Co Ltd	32
85,714	e*	STATS ChipPAC Ltd (Spon ADR)	610
1,500,542		STMicroelectronics NV	23,924
300,516	e	STMicroelectronics NV (New York)	4,790
47,635	*	Stoneridge, Inc	314
263,562	*	Stratex Networks, Inc	453
1,779,791		Sumitomo Electric Industries Ltd	18,150
3,545	*	Suntron Corp	4
62,854	*	Supertex, Inc	1,110
404,142	*	Symmetricom, Inc	4,191
207,653	e*	Synaptics, Inc	4,436
519,090	e	Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	4,734
243,060		Taiyo Yuden Co Ltd	2,678
16,212	*	Tandberg Television ASA	199
280,443		TDK Corp	19,079
1,033	*	Techem AG.	44
257,054		Technitrol, Inc	3,632
322,480	*	Tekelec	5,418
377,631		Teleflex, Inc	22,420
2,343,215	*	Tellabs, Inc	20,386
462,805	*	Terayon Communication Systems, Inc	1,430
1,044,535		Terna S.p.A.	2,705
301,693	*	Tessera Technologies, Inc	10,080
9,283,521	e	Texas Instruments, Inc	260,588
346,468	*	Thomas & Betts Corp	9,784
330,453		Thomson	7,886
400	*	Three-Five Systems, Inc	-
505,298	*	Titan Corp	11,491
23,000		Toko, Inc	64
296,469		Tokyo Electron Ltd	15,593
553	*	Tollgrade Communications, Inc	4
3,491,077		Toshiba Corp	13,858
2,200		Towa Corp	15
1,117,327	e*	Transmeta Corp	682
461,038	*	Transwitch Corp	945
154,046	*	Trident Microsystems, Inc	3,495
151,600	e*	Tripath Technology, Inc	100
1,121,512	*	Triquint Semiconductor, Inc	3,735
19,633		TT electronics plc	64
441,875	*	TTM Technologies, Inc	3,363
51,194		Turnstone Systems, Inc	1
8,700		TV Azteca S.A. de C.V. (Spon ADR)	67
63,630	*	Ulticom, Inc	675
83,040	e*	Ultralife Batteries, Inc	1,341

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

6,999	*	UMC Japan	$2,778
8,745		Unaxis Holding AG. (Regd)	1,199
184,000		Uniden Corp	2,897
131,700	*	United Microelectronics Corp	541
131,893	e*	Universal Display Corp	1,356
83,627	*	Universal Electronics, Inc	1,387
623,275	e*	UTStarcom, Inc	4,668
358,240	e*	Valence Technology, Inc	1,003
277,803	*	Varian Semiconductor Equipment Associates, Inc	10,279
339,498		Venture Corp Ltd	3,208
552,181	e*	Verso Technologies, Inc	144
123,475	*	Viasat, Inc	2,510
116,072		Vicor Corp	1,579
84,165	*	Virage Logic Corp	867
773,508	*	Vishay Intertechnology, Inc	9,182
1,332,539	e*	Vitesse Semiconductor Corp	2,785
99,052	e*	Volterra Semiconductor Corp	1,475
357,572	*	Westell Technologies, Inc	2,138
348,330		Whirlpool Corp	24,421
162,857		Wipro Ltd	2,864
21,085		Woodhead Industries, Inc	266
2,593,188		Xilinx, Inc	66,126
268,700		Yamaha Corp	4,186
56,000		Yaskawa Electric Corp	332
4,034,000		YTL Power International	2,123
329,369	e*	Zhone Technologies, Inc	1,103
117,642	e*	Zix Corp	368
47,653	*	Zoltek Cos, Inc	535
258,190	*	Zoran Corp	3,431

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	8,855,652

ENGINEERING AND MANAGEMENT SERVICES - 0.58%
5,388	b,e*	aaiPharma, Inc	1
109,813	*	Accelrys, Inc	544
1,703,732	*	Accenture Ltd (Class A)	38,624
129,655	*	Advisory Board Co	6,319
487,611	e*	Amylin Pharmaceuticals, Inc	10,206
257,773	e*	Antigenics, Inc	1,395
466,615	*	Applera Corp (Celera Genomics Group)	5,119
307,353	e*	Ariad Pharmaceuticals, Inc	2,047
387,718	e*	Axonyx, Inc	516
28,002		Babcock International Group	85
859,558	e*	BearingPoint, Inc	6,301
74,483		CDI Corp	1,633
909,036	*	Celgene Corp	37,061
75,210	e*	Ciphergen Biosystems, Inc	144
73,333	*	Cornell Cos, Inc	987
289,489		Corporate Executive Board Co	22,676
63,919	*	CRA International, Inc	3,442
262,354	e*	CuraGen Corp	1,348
424,079	e*	CV Therapeutics, Inc	9,508
442,826	e*	Decode Genetics, Inc	4,158
10,900	b*	Deltagen, Inc	1
283,378	*	DiamondCluster International, Inc	3,202
384,939	*	Digitas, Inc	4,392
4,142	*	Discovery Partners International, Inc	12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

139,639	*	Diversa Corp	$727
524,053		Downer EDI Ltd	2,119
134,388	*	Dyax Corp	634
287,049	*	eResearch Technology, Inc	3,844
76,102	*	Essex Corp	1,741
4,244	*	Exact Sciences Corp	10
566,358	*	Exelixis, Inc	4,208
34,949	*	Exponent, Inc	999
41,507	*	First Consulting Group, Inc	213
370,666		Fluor Corp	21,347
60,926	*	Gene Logic, Inc	202
386,215	*	Gen-Probe, Inc	13,993
18,761	*	Greenfield Online, Inc	228
318,537	*	Harris Interactive, Inc	1,551
228,761	e*	Hewitt Associates, Inc	6,064
133,177		Hochtief AG.	4,632
34,098	*	Huron Consulting Group, Inc	803
465,529	*	ICOS Corp	9,855
763,287	*	Incyte Corp	5,458
54,960	*	Infrasource Services, Inc	573
30,000	f,v*	International Hydron Liq Trust	1
384,537	e*	Isis Pharmaceuticals, Inc	1,504
401,329	*	Jacobs Engineering Group, Inc	22,579
149,260	e*	Keryx Biopharmaceuticals, Inc	1,970
48,308	*	Kone Oyj	2,895
121,278	*	Kosan Biosciences, Inc	640
53,372		Landauer, Inc	2,771
75,829	*	LECG Corp	1,612
400,306	*	Lexicon Genetics, Inc	1,978
251,414	*	Lifecell Corp	3,975
151,754	*	Luminex Corp	1,493
30,655	e*	Maxim Pharmaceuticals, Inc	40
109,540		MAXIMUS, Inc	3,866
152,210	*	Maxygen, Inc	1,044
2,998	*	MedQuist, Inc	39
47,080		Michael Page International plc	170
1,819,762		Moody's Corp	81,816
49,561	*	MTC Technologies, Inc	1,825
190,076	*	Myriad Genetics, Inc	2,975
301,402	*	Navigant Consulting, Inc	5,323
94,729	*	Neopharm, Inc	946
174,548	*	Neurogen Corp	1,190
61,205	*	Newtek Business Services, Inc	138
28,872	e*	Omnicell, Inc	254
3,561		Orascom Construction Industries	203
150,388	*	Orchid Cellmark, Inc	1,626
228,839	e*	Oscient Pharmaceuticals Corp	606
1,883,839		Paychex, Inc	61,300
21,000	*	Penta-Ocean Construction Co Ltd	31
287,072	*	Per-Se Technologies, Inc	6,034
213,757	*	Pharmaceutical Product Development, Inc	10,017
241,492	*	PRG-Schultz International, Inc	681
871,084		Quest Diagnostics, Inc	46,403
90,654	*	Regeneration Technologies, Inc	567
289,741	*	Regeneron Pharmaceuticals, Inc	2,431
39,882	e*	Repligen Corp	87
309,369	*	Resources Connection, Inc	7,187
153,736	*	Rigel Pharmaceuticals, Inc	3,062

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

193,480	*	Sacyr Vallehermoso S.A.	$143
314,223	e*	Savient Pharmaceuticals, Inc	1,386
242,928	*	Seattle Genetics, Inc	1,302
2,427,629		SembCorp Industries Ltd	3,832
104,564	*	Senomyx, Inc	1,726
106,432	*	SFBC International, Inc	4,111
479,282	*	Shaw Group, Inc	10,309
3,800		Sho-Bond Corp	34
2,054,300		Singapore Technologies Engineering Ltd	2,942
17,193		SNC-Lavalin Group, Inc	963
102,520	*	Sourcecorp	2,032
28,000	*	Sumitomo Mitsui Construction Co Ltd	22
173,923	*	Symyx Technologies, Inc	4,866
45,036		Sypris Solutions, Inc	557
23,700		Takamatsu Corp	793
47,648	e*	Tejon Ranch Co	2,452
301,591	*	Telik, Inc	4,904
331,678	*	Tetra Tech, Inc	4,488
3,600,000		Toyo Engineering Corp	11,226
182,446	e*	Transkaryotic Therapies, Inc	6,674
41,255	*	TRC Cos, Inc	484
86,879	*	Trimeris, Inc	867
4,414		United Group Ltd	32
201,041	*	URS Corp	7,509
162,074		Vedior NV	2,283
99,489	*	ViaCell, Inc	1,060
768,747	*	ViroLogic, Inc	1,906
15,000		Wakachiku Construction Co Ltd	30
406,083	*	Washington Group International, Inc	20,759
202,249		Watson Wyatt & Co Holdings	5,184
103,619		YIT-Yhtyma Oyj	3,460

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	628,537

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%
1,870,000	v*	Citiraya Industries Ltd	1,197

		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	1,197

FABRICATED METAL PRODUCTS - 0.37%
169,164	*	Alliant Techsystems, Inc	11,943
959,475		Amcor Ltd	4,886
45,023		Ameron International Corp	1,684
207,849		Aptargroup, Inc	10,559
593,258		Assa Abloy AB (B Shs)	7,614
719,040		Ball Corp	25,857
111,284		Boehler-Uddeholm AG.	14,704
72,927		CIRCOR International, Inc	1,799
364,167	e	Commercial Metals Co	8,674
48,705	*	Commercial Vehicle Group, Inc	865
14,506		Compx International, Inc	243
271,309		Crane Co	7,135
993,729	*	Crown Holdings, Inc	14,141
12,008		Dynamic Materials Corp	465
80,781	*	Earle M Jorgensen Co	650
557,538		European Aeronautic Defense & Space Co	17,697

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

8,968		Geberit AG. (Regd)	$5,737
554		Georg Fischer AG.	169
2,926,050		GKN plc	13,493
190,182	e*	Global Power Equipment Group, Inc	1,512
150,214	*	Griffon Corp	3,335
63,038		Gulf Island Fabrication, Inc	1,253
362,000		Hitachi Cable Ltd	1,583
1,863,230		Illinois Tool Works, Inc	148,462
452,446	*	Jacuzzi Brands, Inc	4,855
744,478		JS Group Corp	12,589
874	*	Ladish Co, Inc	9
37,027		Lifetime Brands, Inc	723
21,607	*	Material Sciences Corp	315
81,916	*	Mobile Mini, Inc	2,824
135,788	*	NCI Building Systems, Inc	4,454
1,026,000		NHK Spring Co Ltd	8,607
1,691		Norddeutsche Affinerie AG.	36
179,400		Oiles Corp	3,599
184,488		Silgan Holdings, Inc	10,376
218,107		Simpson Manufacturing Co, Inc	6,663
10,587		Sims Group Ltd	119
73,000		SMC Corp	7,921
359,097		Snap-On, Inc	12,317
127,940		Sturm Ruger & Co, Inc	1,071
19,968		Sun Hydraulics Corp	727
376,851	e*	Taser International, Inc	3,784
84,425	b,e*	Tower Automotive, Inc	5
360,200		Toyo Seikan Kaisha Ltd	5,669
611		Vallourec S.A.	176
99,604		Valmont Industries, Inc	2,570
49,151	*	Water Pik Technologies, Inc	936
128,766		Watts Water Technologies, Inc (Class A)	4,312

		TOTAL FABRICATED METAL PRODUCTS	399,117

FISHING, HUNTING, AND TRAPPING - 0.00%
26,757	*	Omega Protein Corp	169

		TOTAL FISHING, HUNTING, AND TRAPPING	169

FOOD AND KINDRED PRODUCTS - 2.92%
472,559		Ajinomoto Co, Inc	5,250
93,894	e	American Italian Pasta Co (Class A)	1,974
4,019,699		Anheuser-Busch Cos, Inc	183,901
4,131,537		Archer Daniels Midland Co	88,332
7,259		Ariake Japan Co Ltd	167
560,494		Asahi Breweries Ltd	6,681
90,110	*	Boston Beer Co, Inc (Class A)	2,022
273,319		Bunge Ltd	17,328
3,114,311		Cadbury Schweppes plc	29,650
177,891	e	Cal-Maine Foods, Inc	1,076
1,242	*	Cambridge Antibody Technology Group plc	14
1,545,464		Campbell Soup Co	47,554
6,906		Carlsberg a/s	354
40,980		Chipita International S.A.	118
358		Chr Hansen Holding A/S	54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

1,345,287		Coca-Cola Amatil Ltd	$8,077
30,768		Coca-Cola Bottling Co Consolidated	1,555
11,423,480		Coca-Cola Co	476,930
2,139,387		Coca-Cola Enterprises, Inc	47,088
9,200		Coca-Cola Femsa S.A. de C.V. (ADR)	246
223,876		Coca-Cola Hellenic Bottling Co S.A.	6,074
33,900		Coca-Cola West Japan Co Ltd	763
2,374,753		Conagra Foods, Inc	54,999
1,312,985	*	Constellation Brands, Inc (Class A)	38,733
451,702		Corn Products International, Inc	10,732
11,372	*	Cott Corp	248
6,209		Dairy Crest Group plc	55
137,144		Danisco a/s	8,902
496,650	*	Darling International, Inc	1,862
141,691		DCC plc	2,830
1,072,372	*	Del Monte Foods Co	11,549
6,926,989		Diageo plc	101,946
564,100		Diageo plc (Spon ADR)	33,451
150,609		Ebro Puleva S.A.	2,674
3,518		Elior	42
5,200		Embotelladora Andina S.A. (ADR)	72
46,085		Farmer Brothers Co	1,026
34,711	*	Fjord Seafood ASA	23
240,041		Flowers Foods, Inc	8,488
3,800		Fomento Economico Mexicano S.A. de C.V. (Spon ADR)	226
3,094,544		Foster's Group Ltd	12,524
150,182		Fraser & Neave Ltd	1,393
8,400		Fuji Oil Co Ltd	86
2,335,410		General Mills, Inc	109,274
7,431		Glanbia plc	25
8,508,000		Global Bio-Chem Technology Group Co Ltd	5,269
308,702	*	Gold Kist, Inc	6,662
294,839		Greencore Group plc	1,285
4,258		Greene King plc	97
1,296		Groupe Bourbon	87
533,940		Groupe Danone	46,801
4,200		Gruma S.A. de C.V. (Spon ADR)	39
1,962,715		H.J. Heinz Co	69,519
41,181	e*	Hansen Natural Corp	3,489
160,468		Heineken NV	4,953
947,151	*	Hercules, Inc	13,402
7,435		Hermes International	1,499
995,065		Hershey Foods Corp	61,794
5,711		Hk-Ruokatalo Oyj (A Shs)	68
376,915		Hormel Foods Corp	11,055
50,800		House Foods Corp	751
175,418		InBev NV	5,930
47,019	b,e*	Interstate Bakeries Corp	316
17,500		Ito En Ltd	898
36,755		J & J Snack Foods Corp	1,924
597,145		J. Sainsbury plc	3,045
262,852		J.M. Smucker Co	12,338
1,068,000		J-Oil Mills, Inc	4,260
542		Karlshamns AB	10
667,100		Katokichi Co Ltd	4,534
1,261,170		Kellogg Co	56,046
143,228		Kerry Group (Class A)	3,539
65,000		Kerry Group plc	1,623
91,000		Kikkoman Corp	803
1,574,680		Kirin Brewery Co Ltd	15,232

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

1,194,563		Kraft Foods, Inc (Class A)	$37,999
204,313		Lancaster Colony Corp	8,769
193,365		Lance, Inc	3,328
508,289		Lion Nathan Ltd	2,927
358,164		LVMH Moet Hennessy Louis Vuitton S.A.	27,585
59,472	*	M&F Worldwide Corp	795
911,906		McCormick & Co, Inc (Non-Vote)	29,801
137,000		Meiji Dairies Corp	781
183,000		Meiji Seika Kaisha Ltd	900
56,000		Mercian Corp	154
31,961		MGP Ingredients, Inc	265
620,116		Molson Coors Brewing Co (Class B)	38,447
4,286	*	Monterey Gourmet Foods, Inc	13
18,000		Morinaga & Co Ltd	49
39,515	*	National Beverage Corp	315
807,028		Nestle S.A. (Regd)	206,230
3,117,000		Nichirei Corp	12,103
18,000		Nippon Beet Sugar Manufacturing Co Ltd	41
17,000		Nippon Flour Mills Co Ltd	74
785,784		Nippon Meat Packers, Inc	9,123
15,000		Nippon Suisan Kaisha Ltd	56
3,526,000		Nisshin Oillio Group Ltd	19,714
1,157,002		Nisshin Seifun Group, Inc	11,965
135,805		Nissin Food Products Co Ltd	3,481
21,000		NOF Corp	76
1,632		Nutreco Holding NV	65
144,854		Orkla ASA	5,328
2,313,036	v*	Parmalat Finanziaria S.p.A.	-
70,761	*	Peets Coffee & Tea, Inc	2,338
119,000		People's Food Holdings Ltd	61
912,557		Pepsi Bottling Group, Inc	26,108
872,010		PepsiAmericas, Inc	22,376
12,494,773		PepsiCo, Inc	673,843
74,416		Pernod-Ricard S.A.	11,884
4,502,000		Petra Foods Ltd	2,771
350,000	b,v*	Power Pacific Ltd	-
411,200		Q.P. Corp	3,439
2,284		Quick Restaurants S.A.	48
11,618		Raisio Group plc	34
204,447		Ralcorp Holdings, Inc	8,413
10,545		Restaurant Group plc	26
6,781		Rottneros AB	6
758,499	*	Royal Numico NV	30,298
1,683,721		Sampo Oyj (A Shs)	26,231
73,805		Sanderson Farms, Inc	3,354
168,000		Sapporo Holdings Ltd	808
278,030		Saputo, Inc	8,429
4,911,641		Sara Lee Corp	97,300
1,288,830		Scottish & Newcastle plc	10,680
386,897	*	Smithfield Foods, Inc	10,551
68,500	*	Snow Brand Milk Products Co Ltd	206
27,741		Somerfield plc	95
74,326		Suedzucker AG.	1,494
120,000		Takara Holdings, Inc	746
200		Tasty Baking Co	2
2,076,116		Tate & Lyle plc	17,711
900,000		Thai Union Frozen Products PCL	598
122,000		Tingyi Cayman Islands Holding Corp	33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

117,007		Tootsie Roll Industries, Inc	$3,422
204,349		Topps Co, Inc	2,050
58,000		Toyo Suisan Kaisha Ltd	906
1,417,344		Tyson Foods, Inc (Class A)	25,229
5,145,719		Unilever plc	49,525
7,583		Wolverhampton & Dudley Brew plc	157
124,333		Wrigley (Wm.) Jr Co	8,559
697,600	f,v	Wrigley (Wm.) Jr Co (Class B)	48,023
73,000		Yakult Honsha Co Ltd	1,315
216,000		Yamazaki Baking Co Ltd	1,860
3,000		Yonekyu Corp	36

		TOTAL FOOD AND KINDRED PRODUCTS	3,184,985

FOOD STORES - 0.72%
174,353	*	7-Eleven, Inc	5,272
2,251,571	e	Albertson's, Inc	46,563
9,114		Arden Group, Inc (Class A)	723
36,775		Axfood AB	922
958,473		Carrefour S.A.	46,373
166,858		Casino Guichard-Perrachon S.A.	11,700
6,974	v*	Casino Guichard-Perrachon S.A. Wts 12/15/05	-
2,106,291		Coles Myer Ltd	14,827
136,179		Colruyt S.A. Rts	18,572
221,144		Delhaize Group	13,251
2,800	*	Distribucion y Servicio D&S S.A. (ADR)	56
41,000		FamilyMart Co Ltd	1,175
102,732	*	Great Atlantic & Pacific Tea Co, Inc	2,985
64,084		Ingles Markets, Inc (Class A)	882
584,882		Ito-Yokado Co Ltd	19,307
138,446		Jeronimo Martins SGPS S.A.	1,987
6,957,815	*	Kroger Co	132,407
37,500		Lawson, Inc	1,306
317,327		Loblaw Cos Ltd	18,734
135,908	e*	Panera Bread Co (Class A)	8,438
131,754	*	Pantry, Inc	5,103
247,995	*	Pathmark Stores, Inc	2,172
19,271	b,e,v*	Penn Traffic Co	-
1,932,783	*	Royal Ahold NV	15,840
201,025		Ruddick Corp	5,132
63,000	*	Seiyu Ltd	113
382,420		Seven-Eleven Japan Co Ltd	10,592
2,169,509	*	Starbucks Corp	112,077
33,079,687		Tesco plc	188,535
957,172		UNY Co Ltd	10,854
74,858		Weis Markets, Inc	2,904
83,256		Weston (George) Ltd	7,363
381,351		Whole Foods Market, Inc	45,114
167,346	e*	Wild Oats Markets, Inc	1,916
107,623	b,e*	Winn-Dixie Stores, Inc	117
2,346,518		Woolworths Ltd	29,447

		TOTAL FOOD STORES	782,759

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

FORESTRY - 0.08%
13,050		Gunns Ltd	$43
20,000		Hokuetsu Paper Mills Ltd	106
230,801		Rayonier, Inc	12,239
1,243,520		Weyerhaeuser Co	79,150

		TOTAL FORESTRY	91,538

FURNITURE AND FIXTURES - 0.27%
57,826		Bassett Furniture Industries, Inc	1,091
341,522	*	BE Aerospace, Inc	5,338
6,033	b,v*	Bush Industries, Inc (Class A)	1
201,048		Ethan Allen Interiors, Inc	6,737
321,057	e	Furniture Brands International, Inc	6,938
591,662		Herman Miller, Inc	18,247
262,560		Hillenbrand Industries, Inc	13,272
330,918		HNI Corp	16,927
46,462		Hooker Furniture Corp	812
264,862	*	Interface, Inc (Class A)	2,132
875,745		Johnson Controls, Inc	49,331
151,899		Kimball International, Inc (Class B)	2,005
324,992	e	La-Z-Boy, Inc	4,735
967,432		Leggett & Platt, Inc	25,714
2,961,063		Masco Corp	94,043
641,413		MFI Furniture Group plc	1,273
9,204		Neopost S.A.	810
1,554,409		Newell Rubbermaid, Inc	37,057
263,535	*	Select Comfort Corp	5,648
67,566		Stanley Furniture Co, Inc	1,659
222,260	*	Tempur-Pedic International, Inc	4,930
3,019		Villeroy & Boch AG.	41
1,699	*	Virco Manufacturing Corp	12

		TOTAL FURNITURE AND FIXTURES	298,753

FURNITURE AND HOMEFURNISHINGS STORES - 0.48%
3,392,412	*	Bed Bath & Beyond, Inc	141,735
128,946	*	Bell Microproducts, Inc	1,212
2,602,705		Best Buy Co, Inc	178,415
119,640	*	Brookstone, Inc	2,259
1,509,734		Circuit City Stores, Inc (Circuit City Group)	26,103
137,237	*	Cost Plus, Inc	3,423
33,150	*	Design Within Reach, Inc	600
82,235	*	Electronics Boutique Holdings Corp	5,221
117,413	e*	GameStop Corp (Class A)	3,841
282,725	*	GameStop Corp (Class B)	8,454
175,168	e*	Guitar Center, Inc	10,225
102,363		Haverty Furniture Cos, Inc	1,513
5,161,994		Hitachi Ltd	31,239
569,500		Hitachi Maxell Ltd	6,689
3,648	b*	InaCom Corp	-
35,160	*	Kirkland's, Inc	328
73,267		Knoll, Inc	1,254
282,751	*	Linens 'n Things, Inc	6,690
241,587	e*	Mohawk Industries, Inc	19,931
154,835		Movie Gallery, Inc	4,092
10,000		Nitori Co Ltd	716

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

535,792		Pier 1 Imports, Inc	$7,603
97	*	Quaker Fabric Corp	-
741,216		RadioShack Corp	17,174
153,628	*	Restoration Hardware, Inc	1,257
17,113	*	Rex Stores Corp	247
32,100		Shimachu Co Ltd	807
260,159		Steelcase, Inc (Class A)	3,603
201,504	*	The Bombay Co, Inc	1,149
176,793	*	Trans World Entertainment Corp	2,091
163,949		Tuesday Morning Corp	5,168
49,371	e*	Tweeter Home Entertainment Group, Inc	123
7,127	b,e*	Ultimate Electronics, Inc	-
415,771	*	Williams-Sonoma, Inc	16,452
248,888		Yamada Denki Co Ltd	14,305

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	523,919

GENERAL BUILDING CONTRACTORS - 0.52%
1,000	v*	AC Real Estate Corp	-
195,000		Allgreen Properties Ltd	134
326,098		Amec plc	1,923
1,000	v*	Aoyama Kanzai Corp	-
29,745	e*	Avatar Holdings, Inc	1,495
241,566		Barratt Developments plc	3,098
184,770	e	Beazer Homes U.S.A., Inc	10,560
556,935		Bellway plc	8,601
101,628	*	Berkeley Group Holdings plc	1,667
38,301		Bilfinger Berger AG.	1,783
520,792		Bouygues S.A.	21,538
92,673		Brookfield Homes Corp	4,226
616,105		Centex Corp	43,540
560,000		Chiyoda Corp	6,912
7,300		Cleanup Corp	71
24,162	*	Comstock Homebuilding Cos, Inc	585
1,422,298		D.R. Horton, Inc	53,493
1,005,000	*	Daikyo, Inc	2,570
104,505		Daito Trust Construction Co Ltd	3,906
839,221		Daiwa House Industry Co Ltd	9,570
21,026	e*	Dominion Homes, Inc	339
721,346		Fletcher Building Ltd	3,456
16,000	*	Haseko Corp	34
146,921	*	Hovnanian Enterprises, Inc (Class A)	9,579
22,050		Imerys S.A.	1,519
4,700		Japan General Estate Co Ltd	48
305,358		KB Home	23,277
98,670		Leighton Holdings Ltd	862
807,823	e	Lennar Corp (Class A)	51,256
46,896		Lennar Corp (Class B)	2,758
104,550		Levitt Corp (Class A)	3,128
74,221		M/I Homes, Inc	4,015
105,540		McGrath RentCorp	2,501
141,321		MDC Holdings, Inc	11,624
113,397	*	Meritage Homes Corp	9,015
72,463		NH Hoteles S.A.	993
1,269,316		Nishimatsu Construction Co Ltd	4,572
51,019	*	NVR, Inc	41,325
627,842		Obayashi Corp	3,364
6,787		Obrascon Huarte Lain S.A.	89
69,926	e*	Palm Harbor Homes, Inc	1,317

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

157,451	*	Perini Corp	$2,585
1,106,230		Persimmon plc	15,452
652,322		Pulte Homes, Inc	54,958
218,761		Ryland Group, Inc	16,597
32,040,000		Shanghai Forte Land Co	8,310
560,000		Shimizu Corp	2,597
767,257		Skanska AB (B Shs)	9,458
164,473		Standard-Pacific Corp	14,465
1,795,689		Sumitomo Realty & Development Co Ltd	20,012
545,000		Taisei Corp	1,832
2,774,311		Taylor Woodrow plc	16,741
83,393		Technical Olympic U.S.A., Inc	2,025
70,720		Titan Cement Co S.A.	2,177
422,000		Toda Corp	1,798
295,195	*	Toll Brothers, Inc	29,977
25,700		Uralita S.A.	134
200,432	e	Walter Industries, Inc	8,057
210,142	*	WCI Communities, Inc	6,731
34,729	*	William Lyon Homes, Inc	3,369
399,583		Wimpey (George) plc	3,137

		TOTAL GENERAL BUILDING CONTRACTORS	571,155

GENERAL MERCHANDISE STORES - 1.71%
306,551	e*	99 Cents Only Stores	3,896
1,012,098		Aeon Co Ltd	15,407
604,154	*	Big Lots, Inc	7,999
347,548	*	BJ's Wholesale Club, Inc	11,292
23,975		Bon-Ton Stores, Inc	464
104,096	e*	Cabela's, Inc	2,223
1,490		Can Do Co Ltd	1,490
299,886		Casey's General Stores, Inc	5,944
30,737	*	Conn's, Inc	752
2,666,153		Costco Wholesale Corp	119,497
1,900	*	Daiei, Inc	30
130,000		Daimaru, Inc	1,148
51,621		David Jones Ltd	74
286,620		Dillard's, Inc (Class A)	6,713
2,009,418	e	Dollar General Corp	40,912
1,332,257		Family Dollar Stores, Inc	34,772
1,352,896	e	Federated Department Stores, Inc	99,140
232,731		Fred's, Inc	3,859
8,078	e*	Gander Mountain Co	92
1,792,000		Giordano International Ltd	1,231
337,413	*	Hagemeyer NV	797
386,000		Hankyu Department Stores, Inc	2,439
44,944		Hudson's Bay Co	551
600,515		Isetan Co Ltd	7,519
1,277,000		J.C. Penney Co, Inc	67,145
43,359	*	KarstadtQuelle AG.	577
574,746		Kesko Oyj (B Shs)	14,430
3,245,864		Kingfisher plc	14,246
3,653,575		Marks & Spencer Group plc	23,541
512,300		Marui Co Ltd	6,885
1,657,393		May Department Stores Co	66,561
331,508		Metro AG.	16,423
329,000		Mitsukoshi Ltd	1,478
220,333		Neiman Marcus Group, Inc (Class A)	21,355

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

106,274		Pinault-Printemps-Redoute S.A.	$10,938
82,737	*	Retail Ventures, Inc	1,128
586,724	*	Saks, Inc	11,130
204,384	*	ShopKo Stores, Inc	4,969
7,627,259		Sonae SPGS S.A.	10,508
222,090		Stein Mart, Inc	4,886
193,000		Takashimaya Co Ltd	1,723
5,076,471		Target Corp	276,211
5,523,609		TJX Cos, Inc	134,500
2,900		Wal-Mart de Mexico S.A. de C.V. (Spon ADR)	118
16,678,940		Wal-Mart Stores, Inc	803,925
172,833		Warehouse Group Ltd	480
2,842,226	*	Waterford Wedgwood plc (Units)	200
1,808,688	*	Waterford Wedgwood plc Rts	2

		TOTAL GENERAL MERCHANDISE STORES	1,861,600

HEALTH SERVICES - 1.07%
229,397	*	Accredo Health, Inc	10,415
73,434	*	Alliance Imaging, Inc	768
144,666	*	Allied Healthcare International, Inc	1,024
83,330	e*	Amedisys, Inc	3,065
93,532	*	America Service Group, Inc	1,482
35,245	*	American Dental Partners, Inc	860
190,355	*	American Healthways, Inc	8,046
123,328	*	American Retirement Corp	1,803
186,653	*	Amsurg Corp	5,168
477,557	*	Apria Healthcare Group, Inc	16,543
669,148	e*	Beverly Enterprises, Inc	8,525
43,754	*	Bio-Reference Labs, Inc	607
140,072	*	Capio AB	2,061
4,951,076	*	Caremark Rx, Inc	220,422
8,216		Coloplast a/s (B Shs)	477
313,422	*	Community Health Systems, Inc	11,844
38,070	*	Corvel Corp	956
291,300	*	Covance, Inc	13,071
948,484	*	Coventry Health Care, Inc	67,105
230,016	*	Cross Country Healthcare, Inc	3,910
30,339	e*	CryoLife, Inc	235
3,104	e*	Curative Health Services, Inc	7
641,677	*	DaVita, Inc	29,183
448,458		DCA Group Ltd	1,292
1,499	e*	Dynacq Healthcare, Inc	8
275,182	*	Edwards Lifesciences Corp	11,838
34,759	*	Elekta AB	1,441
171,606	*	Enzo Biochem, Inc	3,077
465,672	*	Enzon, Inc	3,018
1,874,820	*	Express Scripts, Inc	93,704
3,041		Generale de Sante	74
184,241	e*	Genesis HealthCare Corp	8,527
166,271	*	Gentiva Health Services, Inc	2,970
323,820		Getinge AB (B Shs)	4,407
2,553,312		HCA, Inc	144,696
1,175,128		Health Management Associates, Inc (Class A)	30,765
354,327		Hooper Holmes, Inc	1,470
2,297	*	Horizon Health Corp	54
827,617	*	Human Genome Sciences, Inc	9,584

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

194,107	e*	Immunomedics, Inc	$332
146,253		Intertek Group plc	1,836
362,522	e*	Kindred Healthcare, Inc	14,359
692,080	*	Laboratory Corp of America Holdings	34,535
113,251		LCA-Vision, Inc	5,488
294,988	*	LifePoint Hospitals, Inc	14,903
651,639	*	Lincare Holdings, Inc	26,613
351,956	*	Magellan Health Services, Inc	12,428
488,185		Manor Care, Inc	19,396
92,299	*	Matria Healthcare, Inc	2,975
1,623,369		Mayne Group Ltd	5,845
385,341		MDS, Inc	5,792
49,660	*	Medcath Corp	1,380
1,661,109	*	Medco Health Solutions, Inc	88,637
1,300		Miraca Holdings, Inc	24
45,557		National Healthcare Corp	1,609
671,638	*	Nektar Therapeutics	11,310
36,282		Nichii Gakkan Co	884
5,000		Nihon Kohden Corp	76
246,626	e*	OCA, Inc	464
275,348	*	Odyssey HealthCare, Inc	3,971
112,723	e	Option Care, Inc	1,589
192,164	*	PainCare Holdings, Inc	832
1,404,000		Parkway Holdings Ltd	1,561
164,736	*	Pediatrix Medical Group, Inc	12,115
5,794	b,e,v*	Physician Resource Group, Inc	-
111,644	*	Psychiatric Solutions, Inc	5,438
693		Q-Med AB	16
56,453	e*	Radiation Therapy Services, Inc	1,499
151,909	*	RehabCare Group, Inc	4,061
313,698	*	Renal Care Group, Inc	14,461
1,064		Rhoen-Klinikum AG.	74
777		Rhoen-Klinikum AG.	54
181,086	*	Sierra Health Services, Inc	12,940
3		Soiken, Inc	11
3	*	Soiken, Inc (When Issued)	10
2	*	So-net M3, Inc	14
309,487		Sonic Healthcare Ltd	2,956
44,508	*	Specialty Laboratories, Inc	374
46,896	*	Stereotaxis, Inc	377
6,180		Straumann Holding AG.	1,287
96,204	e*	Sunrise Senior Living, Inc	5,193
53,781	*	Symbion, Inc	1,283
3,954,453	*	Tenet Healthcare Corp	48,403
720,888	*	Triad Hospitals, Inc	39,389
53,495	*	U.S. Physical Therapy, Inc	1,026
170,398	e*	United Surgical Partners International, Inc	8,874
422,512		Universal Health Services, Inc (Class B)	26,272
49,931	*	VistaCare, Inc (Class A)	922
231	*	Ypsomed Holding AG.	26

		TOTAL HEALTH SERVICES	1,168,416

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.21%
80,568		Abertis Infraestructuras S.A.	2,049
485,053		ACS Actividades Cons y Servicios S.A.	13,555
15,857		Autoroutes du Sud de La France	907

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

430,344		Balfour Beatty plc	$2,543
168,184		Brisa-Auto Estradas de Portugal S.A.	1,322
13,300	*	Empresas ICA Sociedad Controladora S.A. de C.V. (Spon ADR)	32
43,600	*	Eurotunnel S.A.	14
33,188		Fomento de Construcciones y Contratas S.A.	1,867
201,262		Granite Construction, Inc	5,655
184,103		Grupo Ferrovial S.A.	11,851
66,312		Hellenic Technodomiki Tev S.A.	333
32,600	*	Hopewell Highway Infrastructure Ltd	6
126,166		JGC Corp	1,546
1,425		JM AB	46
2,061,000		Kajima Corp	7,595
2,177,008		Multiplex Group	4,783
1,936		NCC AB (B Shs)	29
651,000		Okumura Corp	3,677
1,965		Peab AB	21
604,366		Technical Olympic S.A.	3,632
522,588		Transurban Group	2,956
5,300	*	VA Technologie AG.	409
2,022,413		Vinci S.A.	168,139
978,666		YTL Corp Bhd	1,378

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	234,345

HOLDING AND OTHER INVESTMENT OFFICES - 2.26%
89,892	*	4Kids Entertainment, Inc	1,787
315,968		Aames Investment Corp	3,071
124,959		Acadia Realty Trust	2,331
1,811		Ackermans & Van Haaren	76
150,706	e*	Affiliated Managers Group, Inc	10,298
188,172		Affordable Residential Communities	2,512
13,850		Agree Realty Corp	419
12,249	*	Alexander's, Inc	3,047
128,389		Alexandria Real Estate Equities, Inc	9,430
617,370	e	Allied Capital Corp	17,972
530,496	e	AMB Property Corp	23,040
106,851		American Campus Communities, Inc	2,423
801,839		American Financial Realty Trust	12,332
547,822	e	American Home Mortgage Investment Corp	19,152
6,093		American Land Lease, Inc	133
15,444		American Mortgage Acceptance Co	234
156,024		AMLI Residential Properties Trust	4,877
636,101	e	Annaly Mortgage Management, Inc	11,405
468,904		Anthracite Capital, Inc	5,557
315,106		Anworth Mortgage Asset Corp	3,101
559,360		Apartment Investment & Management Co (Class A)	22,889
391,792		Apollo Investment Corp	7,221
35,266		Arbor Realty Trust, Inc	1,012
987,576		Archstone-Smith Trust	38,140
374,147	e	Arden Realty, Inc	13,462
350,874		Ashford Hospitality Trust, Inc	3,789
51,663		Associated Estates Realty Corp	477
425,586		AvalonBay Communities, Inc	34,387
116,947		Bedford Property Investors	2,692
180,743		Bimini Mortgage Management, Inc (Class A)	2,548
229,981		BioMed Realty Trust, Inc	5,485
52,643		Bodycote International	162
557,413		Boston Properties, Inc	39,019
23,370	*	Boykin Lodging Co	313

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

302,918		Brandywine Realty Trust	$9,284
596,880		Brascan Corp (Class A)	22,807
249,754	e	BRE Properties, Inc (Class A)	10,452
4,094		BRT Realty Trust	95
368,102		Camden Property Trust	19,785
229,992	e	Capital Automotive REIT	8,779
123,645		Capital Lease Funding, Inc	1,342
16,575		Capital Southwest Corp	1,486
45,741		Capital Trust, Inc	1,528
606,000		CapitaMall Trust	854
230,993	e	Capstead Mortgage Corp	1,913
245,790	e	CarrAmerica Realty Corp	8,893
75,303		Castellum AB	3,065
563,267		Catellus Development Corp	18,475
337,601		CBL & Associates Properties, Inc	14,540
182,691		Cedar Shopping Centers, Inc	2,695
253,301		Centerpoint Properties Trust	10,715
53,787		Cherokee, Inc	1,862
2,260,422		China Merchants Holdings International Co Ltd	4,375
207,456		CI Fund Management, Inc	2,990
30,500	e*	Circle Group Holdings, Inc	39
42,444		Cofide S.p.A.	54
226,586	e	Colonial Properties Trust	9,970
30,000	*	Columbia Equity Trust Inc	461
324,265		Commercial Net Lease Realty, Inc	6,638
1,146,372		Compagnie Financiere Richemont AG. (Units) (A Shs)	38,450
194,437		Corio NV	10,836
298,573		Corporate Office Properties Trust	8,793
137,197		Correctional Properties Trust	3,883
247,754		Cousins Properties, Inc	7,329
359,507		Crescent Real Estate Equities Co	6,741
80,964	*	Criimi MAE, Inc	1,769
86		Cross Timbers Royalty Trust	3
176,673		CRT Properties, Inc	4,823
101,298	v*	Crystal River Capital, Inc	2,532
3,044		DAB Bank AG.	24
1,080,400	*	Deerfield Triarc Capital Corp	16,951
572,356		Developers Diversified Realty Corp	26,305
195,501		Diamondrock Hospitality Co	2,209
111,510		Digital Realty Trust, Inc	1,938
791,723		Duke Realty Corp	25,066
2,906		Eagle Hospitality Properties Trust, Inc	26
112,595		Eastgroup Properties, Inc	4,741
807,748		ECC Capital Corp	5,380
149,960		Education Realty Trust, Inc	2,744
3,366	*	EM.TV AG.	24
9,785	*	Enodis plc	20
19,428	*	Enstar Group, Inc	1,317
156,913		Entertainment Properties Trust	7,218
332,978		Equity Inns, Inc	4,429
118,605		Equity Lifestyle Properties, Inc	4,716
1,844,750		Equity Office Properties Trust	61,061
213,159		Equity One, Inc	4,839
1,453,501		Equity Residential	53,518
135,442	e	Essex Property Trust, Inc	11,250
28,272		Evolution Group plc	65
171,447	e	Extra Space Storage, Inc	2,457
255,491		Federal Realty Investment Trust	15,074
391,413	*	FelCor Lodging Trust, Inc	5,668

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

117,000		Feldman Mall Properties, Inc	$1,632
390,783		Fieldstone Investment Corp	5,627
1,510	v*	First Hungary Fund Ltd	89
257,660		First Industrial Realty Trust, Inc	10,281
1,598,400	v	First NIS Regional Fund SICAV	8,280
120,000	*	First Pacific Co	43
40,677		First Potomac Realty Trust	1,009
816,957	e	Friedman Billings Ramsey Group, Inc	11,682
182,972		Gables Residential Trust	7,910
1,497,264		General Growth Properties, Inc	61,523
140,034		Getty Realty Corp	3,879
61,078	e	Gladstone Capital Corp	1,429
175,314		Glenborough Realty Trust, Inc	3,610
216,915	e	Glimcher Realty Trust	6,019
81,363		Global Signal, Inc	3,063
62,057		GMH Communities Trust	859
74,211		Government Properties Trust, Inc	721
52,608		Gramercy Capital Corp	1,287
167,089		Great Portland Estates plc	1,047
200,000		GS Holdings Corp	4,704
112,674	e	Harris & Harris Group, Inc	1,342
627,883	e	Health Care Property Investors, Inc	16,978
246,824		Health Care REIT, Inc	9,303
255,888		Healthcare Realty Trust, Inc	9,880
197,784		Heritage Property Investment Trust	6,926
157,089		Hersha Hospitality Trust	1,499
177,003		Highland Hospitality Corp	1,850
344,304		Highwoods Properties, Inc	10,246
68,000		HKR International Ltd	46
241,075		Home Properties, Inc	10,371
470,848		HomeBanc Corp	4,280
5,478,214		Honeywell International, Inc	200,667
350,854		Hospitality Properties Trust	15,462
1,704,846	e	Host Marriott Corp	29,835
156,900		Housing Development Finance Corp	3,181
898,577		HRPT Properties Trust	11,169
33,000		Hunet, Inc	54
3,062,598		Hutchison Whampoa Ltd	27,557
282,610	*	IMMOFINANZ Immobilien Anlagen AG.	2,589
490,441	e	IMPAC Mortgage Holdings, Inc	9,147
7,714		Infratil Ltd	20
1,500,896		ING Industrial Fund	2,387
70,602		ING Office Fund	69
304,257		Inland Real Estate Corp	4,892
388,069		Innkeepers U.S.A. Trust	5,798
1,156,043		Investa Property Group	1,706
313,053	e	Investors Real Estate Trust	3,024
879,147		iStar Financial, Inc	36,564
2,103	*	Istituto Finanziario Industriale S.p.A.	30
90		Japan Real Estate Investment Corp	765
601		Japan Retail Fund Investment Corp	5,161
912,584		JFE Holdings, Inc	22,449
4,470		Kensington Group plc	45
171,513		Kilroy Realty Corp	8,145
495,186		Kimco Realty Corp	29,171
110,382		Kite Realty Group Trust	1,656
457,409	*	KKR Financial Corp	11,435
3,350,000		KLCC Property Holdings Bhd	1,807
829,144		Land Securities Group plc	20,597
222,608		LaSalle Hotel Properties	7,304

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

474,182		Lend Lease Corp Ltd	$4,679
299,274		Lexington Corporate Properties Trust	7,275
459,570		Liberty Property Trust	20,364
218,233		London Stock Exchange plc	1,923
110,298		LTC Properties, Inc	2,283
474,839		Luminent Mortgage Capital, Inc	5,124
353,112		Macerich Co	23,676
460,576		Mack-Cali Realty Corp	20,864
61,000		Macquarie Communications Infrastructure Group	292
72,625		Macquarie CountryWide Trust	106
11,476,009		Macquarie Infrastructure Group	36,205
224,293		Maguire Properties, Inc	6,356
524,781	*	Meristar Hospitality Corp	4,513
776,928		MFA Mortgage Investments, Inc	5,788
149,650		Mid-America Apartment Communities, Inc	6,797
5,626,000		Midland Realty Holdings Ltd	3,127
290,724		Mills Corp	17,673
229,925		Mission West Properties, Inc	2,361
271,459	e	MortgageIT Holdings, Inc	4,954
126,865		National Health Investors, Inc	3,561
36,873		National Health Realty, Inc	686
415,817		Nationwide Health Properties, Inc	9,817
323,471	e	New Century Financial Corp	16,643
475,539		New Plan Excel Realty Trust	12,920
389,445		Newcastle Investment Corp	11,742
70		Nippon Building Fund, Inc	632
258,919		Nobel Biocare Holding AG.	52,455
15,190,500		Noble Group Ltd	13,008
125,119		NorthStar Realty Finance Corp	1,312
191,104	e	Novastar Financial, Inc	7,482
67		NTT Urban Development Corp	274
380,006		Omega Healthcare Investors, Inc	4,887
17,998		One Liberty Properties, Inc	373
7,176,000		Orient Corp	25,405
114,827		Origen Financial, Inc	850
208,613		Pan Pacific Retail Properties, Inc	13,848
3,254		Paragon Group Cos	25
104,864		Parkway Properties, Inc	5,244
197,054		Pennsylvania Real Estate Investment Trust	9,360
4	v*	Pinnacle Holdings, Inc Wts 11/02/07	-
1,027,845		Plum Creek Timber Co, Inc	37,311
241,136		Post Properties, Inc	8,707
273,469		Prentiss Properties Trust	9,965
960,353		Prologis	38,645
122,870		PS Business Parks, Inc	5,462
17,000		PSP Swiss Property AG.	738
503,125		Public Storage, Inc	31,823
161,613		RAIT Investment Trust	4,840
85,155		Ramco-Gershenson Properties	2,493
385,684		Realty Income Corp	9,658
501,596		Reckson Associates Realty Corp	16,829
123,767		Redwood Trust, Inc	6,386
295,690		Regency Centers Corp	16,913
26,401	*	Rockville Financial, Inc	323
53,719		Rodamco Europe NV	4,402
69,635		Saul Centers, Inc	2,531
394,151		Saxon Capital, Inc	6,728
747,106		Schroders plc	10,109
714,812		SCOR	1,438

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

352,661		Senior Housing Properties Trust	$6,669
231,174		Shurgard Storage Centers, Inc (Class A)	10,625
881,135		Simon Property Group, Inc	63,873
182,607		Sizeler Property Investors	2,410
3,964,040	f,v*	Skyline Venture Partners Qualified II	3,011
605,000	f,v*	Skyline Venture Partners Qualified III	605
418,127	e	SL Green Realty Corp	26,969
6,820,892		SM Prime Holdings	915
313,140		Softbank Corp	12,212
93,691		Sovran Self Storage, Inc	4,259
108,625		Spirit Finance Corp	1,276
7,761		Sponda Oyj	80
59,602	v	Stockland (New)	254
167,089		Strategic Hotel Capital, Inc	3,008
5,031,491		Sumitomo Corp	40,155
100,577		Sun Communities, Inc	3,741
105,479		Sunset Financial Resources, Inc	999
260,450		Sunstone Hotel Investors, Inc	6,319
1,750,000		Suntec Real Estate Investment Trust	1,263
286,812		Tanger Factory Outlet Centers, Inc	7,724
63,187	e*	Tarragon Realty Investors, Inc	1,595
390,552		Taubman Centers, Inc	13,314
628,204	*	Telewest Global, Inc	14,310
486,490		Thornburg Mortgage, Inc	14,171
105,753	e	Town & Country Trust	3,015
887,700		Trizec Properties, Inc	18,260
375,269		Trustreet Properties, Inc	6,233
998,715		United Dominion Realty Trust, Inc	24,019
9,662		United Mobile Homes, Inc	145
76,183		Universal Health Realty Income Trust	2,903
128,653		Urstadt Biddle Properties, Inc (Class A)	2,228
177,170		U-Store-It Trust	3,375
443,679		Ventas, Inc	13,399
640,541		Vornado Realty Trust	51,500
252,604		Washington Real Estate Investment Trust	7,881
351,342		Weingarten Realty Investors	13,780
26,639		Wellington Underwriting plc	51
67,608		Wereldhave NV	7,207
155,001		Wihlborgs Fastigheter AB	3,374
57,469		Windrose Medical Properties Trust	806
131,488		Winston Hotels, Inc	1,481

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,459,789

HOTELS AND OTHER LODGING PLACES - 0.55%
2,687,723		Accor S.A.	125,727
173,002		Ameristar Casinos, Inc	4,514
1,076,684		Aristocrat Leisure Ltd	9,473
302,987	*	Aztar Corp	10,377
386	*	BetandWin.com Interactive Entertainment AG.	29
220,912	*	Bluegreen Corp	3,846
211,098		Boyd Gaming Corp	10,794
161,686		Choice Hotels International, Inc	10,623
49,453	e*	Empire Resorts, Inc	200
82,719	*	Euro Disney S.C.A.	14
4,600		Four Seasons Hotels, Inc	304
221,091	*	Gaylord Entertainment Co	10,279
872,000		Genting Bhd	4,332

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

752,133	*	Great Wolf Resorts, Inc	$15,374
3,666,128		Hilton Group plc	18,750
3,461,636		Hilton Hotels Corp	82,560
2,505,433		Hongkong & Shanghai Hotels	2,601
39,231		Hyatt Regency S.A.	428
832,878		Intercontinental Hotels Group plc	10,493
85,129	*	Isle of Capri Casinos, Inc	2,230
835,549	*	Jameson Inns, Inc	1,930
2,368		Jurys Doyle Hotel Group plc	45
1,221,523	*	La Quinta Corp	11,397
103,759	e*	Las Vegas Sands Corp	3,709
220,345	*	Lodgian, Inc	2,263
9,008		Lottomatica S.p.A.	293
5,019		Luminar plc	49
116,740		Marcus Corp	2,477
1,534,993		Marriott International, Inc (Class A)	104,717
533,234	*	MGM Mirage	21,106
18,869,686		Minor International PCL	1,778
987,798	v*	Minor International PCL Wts 5/20/07	-
41,173	*	Monarch Casino & Resort, Inc	908
284,811	*	MTR Gaming Group, Inc	3,315
33,861	*	Outdoor Channel Holdings, Inc	466
146,700		Overseas Union Enterprise Ltd	790
37,003		Paddy Power plc	632
535		Pierre & Vacances	39
50	*	Regal Hotels International Holdings Ltd	-
26,080,000		Regal Hotels International Ltd	2,397
37,807	*	Riviera Holdings Corp	856
10		Round One Corp	24
3,479,381		Shangri-La Asia Ltd	5,371
661,536		Sky City Entertainment Group Ltd	2,054
1,184,583		Starwood Hotels & Resorts Worldwide, Inc	69,381
391,932		Station Casinos, Inc	26,024
363,939		UNiTAB Ltd	3,943
132,472	*	Vail Resorts, Inc	3,723
165,745	e*	Wynn Resorts Ltd	7,835

		TOTAL HOTELS AND OTHER LODGING PLACES	600,470

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.61%
4,895,523		3M Co	353,946
56,235	*	Aaon, Inc	1,000
9,508		Acer, Inc.	94
164,734	*	Actuant Corp	7,897
529,387	*	Advanced Digital Information Corp	4,023
610,300	*	AGCO Corp	11,669
328,348		Aggreko plc	1,084
26,071		Alamo Group, Inc	487
222,966		Albany International Corp (Class A)	7,159
161,566		Alfa Laval AB	2,333
603	*	Alten	15
966,729		Amada Co Ltd	6,554
2,000		Amano Corp	24
1,761,094		American Standard Cos, Inc	73,825
200		Ampco-Pittsburgh Corp	2
2,670		Andritz AG.	255
5,300,201	e*	Apple Computer, Inc	195,100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

11,727,273	e	Applied Materials, Inc	$189,747
88,470	*	Astec Industries, Inc	2,052
59,443		Asustek Computer, Inc	165
54,948	e*	ASV, Inc	2,228
341,206	*	Asyst Technologies, Inc	1,522
456,304		Atlas Copco AB (A Shares)	7,209
468,378		Atlas Copco AB (B Shares)	6,716
123,541	e*	Authentidate Holding Corp	329
837,355	*	Axcelis Technologies, Inc	5,744
2,775		Balda AG.	27
718,215		Black & Decker Corp	64,532
161,357		Black Box Corp	5,712
202,469	*	Blount International, Inc	3,379
270,140		Briggs & Stratton Corp	9,352
13,386,665	*	Brocade Communications Systems, Inc	51,940
413,569	*	Brooks Automation, Inc	6,141
73,808		Bucyrus International, Inc (Class A)	2,803
990		Cardo AB	23
143,813		Carlisle Cos, Inc	9,870
64,432		Cascade Corp	2,787
2,177,514		Caterpillar, Inc	207,539
440,551		CDW Corp	25,151
22,000		Chen Hsong Holdings Ltd	12
500,163	*	Cirrus Logic, Inc	2,656
2,000		CKD Corp	15
542,759	*	Cooper Cameron Corp	33,678
487,894	e*	Cray, Inc	605
30,800		Creative Technology Ltd	201
217,227	e	Cummins, Inc	16,207
130,204	e	Curtiss-Wright Corp	7,025
5,000		Daihen Corp	13
468,800		Daikin Industries Ltd	11,688
1,145,000		Dainippon Screen Manufacturing Co Ltd	7,672
1,944,280		Deere & Co	127,331
17,500,019	*	Dell, Inc	691,426
331,050		Diebold, Inc	14,934
2,333,411		Dixons Group plc	6,544
338,522		Donaldson Co, Inc	10,267
279,801	*	Dot Hill Systems Corp	1,466
1,123,027		Dover Corp	40,856
32,533	*	Dril-Quip, Inc	944
700		DTS Corp	23
19,378		East Asiatic Co Ltd a/s	1,368
1,329,979		Eaton Corp	79,666
82,000		Ebara Corp	314
7,917		Econocom Group	61
16,366,761	*	EMC Corp	224,388
928,349	*	Emulex Corp	16,952
218,162		Engineered Support Systems, Inc	7,817
178,669	*	EnPro Industries, Inc	5,158
319,822	*	Entegris, Inc	3,166
5,491		Esprinet S.p.A.	35
1,300	*	Exabyte Corp	-
833,510	*	Extreme Networks, Inc	3,417
56,229	*	Fargo Electronics, Inc	1,124
630,095		FKI plc	1,095
74,814	*	Flanders Corp	673
969	*	Flow International Corp	6
344,105	*	Flowserve Corp	10,413

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

24,653		FLSmidth & Co a/s (B Shs)	$499
317,822	*	FMC Technologies, Inc	10,161
9,785,720		Futuris Corp Ltd	13,558
180,588	*	Gardner Denver, Inc	6,335
1,473,016	*	Gateway, Inc	4,861
30,099	*	Gehl Co	1,172
37,158	*	General Binding Corp	815
143,261	*	Global Imaging Systems, Inc	4,564
72,300		Glory Ltd	1,157
1,500		GMK Norilsk Nickel (ADR)	90
56,178		Gorman-Rupp Co	1,203
324,796		Graco, Inc	11,066
613,840	*	Grant Prideco, Inc	16,236
30,000		Heidelberger Druckmaschinen	873
20,524,850		Hewlett-Packard Co	482,539
18,000		Hitachi Construction Machinery Co Ltd	213
17,000		Hitachi Koki Co Ltd	159
44,715		Hoganas AB (B Shs)	1,197
165,722	*	Hydril	9,007
323,800		IDEX Corp	12,502
2,900		Imperial Holdings Ltd	46
7,100		Ines Corp	60
232,033	*	InFocus Corp	961
65,000		Ingersoll-Rand Co Ltd	4,638
15,848	*	Interland, Inc	31
10,165,798	e	International Business Machines Corp	754,302
1,733,700		International Game Technology	48,804
109,209	e*	Intevac, Inc	1,143
299,920	*	Iomega Corp	795
2,455,000	*	Ishikawajima-Harima Heavy Industries Co Ltd	3,555
967,064	*	Jabil Circuit, Inc	29,718
417,062		Joy Global, Inc	14,009
26,000		Jurong Technologies Industrial Corp Ltd	27
87,807	*	Kadant, Inc	1,926
181,544		Kaydon Corp	5,056
11,339		KCI Konecranes Oyj	484
394,915		Kennametal, Inc	18,107
4,000		Kitz Corp	19
221,653	*	Komag, Inc	6,288
3,726,311		Komatsu Ltd	28,816
219,000		Komori Corp	3,304
26,000		Koyo Seiko Co Ltd	348
3,552,916		Kubota Corp	19,410
588,806	e*	Kulicke & Soffa Industries, Inc	4,657
1,399,092	*	Lam Research Corp	40,490
293,757		Lennox International, Inc	6,219
576,212	*	Lexmark International, Inc	37,356
73,875		Linde AG.	4,975
75,778		Lindsay Manufacturing Co	1,787
151,958	*	Logitech International S.A. (Regd)	4,880
88,460		Lufkin Industries, Inc	3,183
52,000		Makino Milling Machine Co Ltd	302
73,000		Makita Corp	1,427
186,072		Manitowoc Co, Inc	7,633
2,000		Maruyama Manufacturing Co, Inc	11
1,584,474	*	Maxtor Corp	8,239
123,474		Meggitt plc	625
23,000		Meidensha Corp	55
17,087	*	Mestek, Inc	436

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

414,789		Metso Oyj	$9,030
257,922	*	Micros Systems, Inc	11,542
31,170		Middleby Corp	1,648
102,152	*	Mikohn Gaming Corp	1,504
181,892	*	Milacron, Inc	344
64,000		Minebea Co Ltd	258
5,647,160		Mitsubishi Heavy Industries Ltd	14,750
500		Miura Co Ltd	10
114,145		Modec, Inc	2,815
188,433		Modine Manufacturing Co	6,135
32,436		Nacco Industries, Inc (Class A)	3,478
967,547	*	National Oilwell Varco, Inc	45,997
306,786	e*	Netgear, Inc	5,706
156,680		Nidec Corp	16,531
2,000		Nikkiso Co Ltd	12
8,000		Nippon Thompson Co Ltd	54
103,214		NN, Inc	1,309
211,752		Nordson Corp	7,259
1,969,512		NSK Ltd	10,078
472,000		NTN Corp	2,532
73,359	e*	NYFIX, Inc	434
35,095		OCE NV	516
209,100	*	Oil States International, Inc	5,263
16,000		Okuma Corp	96
132,357		Omron Corp	2,912
568,646		Pall Corp	17,264
269,513	e*	PalmOne, Inc	8,023
17,966	*	PAR Technology Corp	575
594,089		Parker Hannifin Corp	36,839
260,522	*	Paxar Corp	4,624
451,269		Pentair, Inc	19,319
2,313		Pinguely-Haulotte	32
1,057,978		Pitney Bowes, Inc	46,075
71,601	*	Planar Systems, Inc	526
140,898	*	ProQuest Co	4,620
1,065,475	*	Quantum Corp	3,164
781,126		Rheinmetall AG.	39,359
35,916		Rieter Holding AG.	9,939
56,938	*	Rimage Corp	1,209
88,200		Riso Kagaku Corp	3,455
61,980		Robbins & Myers, Inc	1,333
1,147,614		Rockwell Automation, Inc	55,900
160,527,050		Rolls-Royce Group plc (B Shs)	289
9,000		Ryobi Ltd	37
516,613	*	Safeguard Scientifics, Inc	661
339,182		Sagem S.A.	7,010
3,000		Sanden Corp	13
865,984	*	Sandisk Corp	20,550
409,233		Sandvik AB	15,179
72,507		Sauer-Danfoss, Inc	1,288
575		Saurer AG.	36
210,882		Scania AB	7,763
478,564	*	Scansoft, Inc	1,809
78,330	*	Scansource, Inc	3,363
68,828		Schawk, Inc	1,721
396,021	*	Scientific Games Corp (Class A)	10,665
1,249,635	v*	Seagate Technology, Inc (Escrow)	-
95,768	*	Semitool, Inc	914

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

3,160		SIG Holding AG.	$714
12,951	e*	Sigma Designs, Inc	98
362,300	e*	Silicon Graphics, Inc	257
234,434	*	Simpletech, Inc	898
2,496	*	Singulus Technologies	28
754,778		SKF AB	7,683
480,960		Smith International, Inc	30,637
2,400		Sodick Co Ltd	22
6,110,988	*	Solectron Corp	23,161
348,615		SPX Corp	16,029
73,161		Standex International Corp	2,079
539,814		Stanley Works	24,583
206,823		Stewart & Stevenson Services, Inc	4,687
541,603	*	Storage Technology Corp	19,655
95,200	b,e*	Surebeam Corp (Class A)	-
1,193,983		Symbol Technologies, Inc	11,785
433,000		Takuma Co Ltd	3,074
72,679		Tecumseh Products Co (Class A)	1,994
31,300		Tecumseh Products Co (Class B)	865
45,628		Tennant Co	1,616
350,553	*	Terex Corp	13,812
292,000		Texwinca Holdings Ltd	242
21,000		THK Co Ltd	432
79,049		Thomas Industries, Inc	3,159
333,637		Timken Co	7,707
358,934		Toro Co	13,858
3,000		Toshiba Machine Co Ltd	17
59,100	e*	Transact Technologies, Inc	501
3,000		Tsugami Corp	14
56,905	*	TurboChef Technologies, Inc	1,020
130,900	*	Ultratech, Inc	2,395
1,500		Ulvac, Inc	36
3,876,500		United Tractors Tbk PT	1,476
314,320	e*	UNOVA, Inc	8,370
611		Vallourec S.A. Rts	3
888,484	*	Varian Medical Systems, Inc	33,167
154,634	*	VeriFone Holdings, Inc	2,513
155,765	*	Vestas Wind Systems a/s	2,578
317		Vossloh AG.	15
4		Wacom Co Ltd	26
71,993		Wartsila Oyj (B Shs)	2,077
134,663		Watsco, Inc	5,737
1,854,119	*	Western Digital Corp	24,882
8,000		Wincor Nixdorf AG.	653
113,016	*	WJ Communications	194
59,940		Woodward Governor Co	5,037
228,943	e*	Xybernaut Corp	22
257,973		York International Corp	9,803
264,985	e*	Zebra Technologies Corp (Class A)	11,604

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,016,962

INSTRUMENTS AND RELATED PRODUCTS - 2.84%
115,820	*	Abaxis, Inc	1,260
91,485	e*	Abiomed, Inc	782
96,105	e*	ADE Corp	2,696
286,628	*	Advanced Medical Optics, Inc	11,393
127,111	*	Advanced Neuromodulation Systems, Inc	5,044

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

383,806	e*	Affymetrix, Inc	$20,699
2,848,726	*	Agilent Technologies, Inc	65,578
13,756	e*	Aksys Ltd	27
521,608	*	Align Technology, Inc	3,844
861,453		Allergan, Inc	73,430
376,220	*	American Medical Systems Holdings, Inc	7,769
36,397	*	American Science & Engineering, Inc	1,615
95,300		Analogic Corp	4,795
125,676	*	Anaren Microwave, Inc	1,653
9,826	*	Angiodynamics, Inc	214
43,986	e*	Animas Corp	886
1,341,724		Applera Corp (Applied Biosystems Group)	26,392
54,643	*	ARGON ST Inc	1,940
119,423		Arrow International, Inc	3,810
148,444	e*	Arthrocare Corp	5,187
101,495	*	Aspect Medical Systems, Inc	3,018
112,694	*	August Technology Corp	1,313
6,509		Badger Meter Inc	269
598,150		Bard (C.R.), Inc	39,783
248,010		Bausch & Lomb, Inc	20,585
3,067,874		Baxter International, Inc	113,818
97,100	*	Baxter International, Inc (Contingent Value Rts)	2
17,199,208	f,v*	BB Bioventures L.P.	20,914
315,414		Beckman Coulter, Inc	20,051
1,732,955		Becton Dickinson & Co	90,928
70,492		BEI Technologies, Inc	1,881
87,142	e	Biolase Technology, Inc	551
1,967,239		Biomet, Inc	68,145
143,208	*	Bio-Rad Laboratories, Inc (Class A)	8,479
85,098	*	Biosite, Inc	4,679
5,845,935	*	Boston Scientific Corp	157,840
218,543	*	Bruker BioSciences Corp	872
95,703	*	Caliper Life Sciences, Inc	536
166,224	*	Candela Corp	1,737
1,237,476		Canon, Inc	64,920
88,225	*	Cantel Medical Corp	1,443
584,277	e*	Cardiac Science, Inc	608
199,727	*	Cardiodynamics International Corp	319
50,000		Casio Computer Co Ltd	651
281,607	*	Cepheid, Inc	2,067
17,760	*	Cerus Corp	79
29,526	*	Cholestech Corp	333
1,781,121		Citizen Watch Co Ltd	16,074
96,899		CNS, Inc	2,214
36,031		Cochlear Ltd	1,074
195,758	*	Coherent, Inc	7,049
131,652		Cohu, Inc	2,640
7,121	*	Concord Camera Corp	9
224,024	*	Conmed Corp	6,893
180,820	e	Cooper Cos, Inc	11,005
549,585	*	Credence Systems Corp	4,974
103,019	*	Cuno, Inc	7,360
125,576	e*	Cyberonics, Inc	5,449
27,208	*	Cyberoptics Corp	354
2,361,488		Danaher Corp	123,600
74,490		Datascope Corp	2,484
372,676		Dentsply International, Inc	20,125
105,340	e*	Depomed, Inc	460
28,349	*	DexCom, Inc	354

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

164,350	*	Dionex Corp	$7,167
210,360	*	DJ Orthopedics, Inc	5,770
195,516	e	DRS Technologies, Inc	10,026
1,834,861	e	Eastman Kodak Co	49,266
118,282		EDO Corp	3,538
242,076	*	Encore Medical Corp	1,344
124,992	*	ESCO Technologies, Inc	12,599
72,573		Essilor International S.A.	4,952
144,872	*	Esterline Technologies Corp	5,806
17,680	*	Exactech, Inc	232
77,885	*	Excel Technology, Inc	1,893
16,230		E-Z-Em-Inc	227
177,030		Fanuc Ltd	11,209
64,456	e*	Faro Technologies, Inc	1,757
155,350	*	FEI Co	3,544
871,492	*	Fisher Scientific International, Inc	56,560
309,822	*	Flir Systems, Inc	9,245
172,761	*	Formfactor, Inc	4,564
188,333	*	Fossil, Inc	4,275
24,033	*	Foxhollow Technologies, Inc	920
110,100		Fresenius Medical Care AG.	9,381
1,418,480		Fuji Photo Film Co Ltd	45,883
361,066		Gambro AB (A Shs)	4,822
171,152		Gambro AB (B Shs)	2,287
1,700	*	Given Imaging Ltd	39
3,153,561		Guidant Corp	212,235
177,354	*	Haemonetics Corp	7,208
171,692	*	Hanger Orthopedic Group, Inc	865
150,606	*	HealthTronics, Inc	1,956
76,018	*	Herley Industries, Inc	1,387
197,426	*	Hologic, Inc	7,848
65,837	e*	ICU Medical, Inc	2,118
128,937	e*	I-Flow Corp	2,146
140,768	*	II-VI, Inc	2,589
227,267	*	Illumina, Inc	2,743
290,443		IMI plc	2,165
42,069	e*	Immunicon Corp	213
159,149	*	Inamed Corp	10,658
433,301	e*	Input/Output, Inc	2,721
130,071	e*	Integra LifeSciences Holding	3,798
176,200	*	Intermagnetics General Corp	5,420
50,178	*	Intralase Corp	984
228,309	e*	Intuitive Surgical, Inc	10,648
165,069		Invacare Corp	7,322
8,277,035	*	Invensys plc	1,551
158,613	e*	Ionatron, Inc	1,362
73,049	*	IRIS International, Inc	1,300
108,050	*	Ista Pharmaceuticals, Inc	899
142,438	*	Itron, Inc	6,364
218,985	*	Ixia	4,257
80,768		Keithley Instruments, Inc	1,245
63,809	e*	Kensey Nash Corp	1,930
56,103		Keyence Corp	12,518
1,003,322	e	KLA-Tencor Corp	43,845
230,000		Konica Corp	2,140
416,729	*	Kopin Corp	2,125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

65,337	e*	KVH Industries, Inc	$604
169,809	*	Kyphon, Inc	5,908
44,858	*	LaBarge, Inc	814
119,577	e*	Laserscope	4,955
82,457	*	LeCroy Corp	1,134
493,045	e*	Lexar Media, Inc	2,421
418,360	*	LTX Corp	2,075
101,068		Luxottica Group S.p.A.	2,089
64,530	*	Measurement Specialties, Inc	1,498
23,052	*	Medical Action Industries, Inc	411
7,386,599		Medtronic, Inc	382,552
348,043		Mentor Corp	14,437
146,853	*	Merit Medical Systems, Inc	2,263
411,290	*	Mettler-Toledo International, Inc	19,158
69,448	*	Micro Therapeutics, Inc	276
343,228	*	Millipore Corp	19,471
132,803		Mine Safety Appliances Co	6,135
220,770	*	MKS Instruments, Inc	3,729
116,677	*	Molecular Devices Corp	2,524
95,816		Movado Group, Inc	1,809
20,897,144	f,v*	MPM Bioventures II-QP, LP	13,798
163,642		MTS Systems Corp	5,495
277,660	e*	Nanogen, Inc	1,066
1,312	*	Neurometrix, Inc	26
250,928	*	Newport Corp	3,478
191,000		Nikon Corp	2,152
3,000		Nipro Corp	44
4,554		Nobel Biocare Holding AG. (Stockholm)	918
19,880	*	Novoste Corp	19
12,111	e*	NuVasive, Inc	201
121,583		Oakley, Inc	2,071
66,286	e*	OccuLogix, Inc	556
173,000		Olympus Corp	3,313
123,084	*	Orthologic Corp	476
99,768	*	Orthovita, Inc	392
12,524	*	Osteotech, Inc	46
108,118	*	Palomar Medical Technologies, Inc	2,586
5,489,117		PCCW Ltd	3,425
806,054		PerkinElmer, Inc	15,234
93,231	*	Petroleum Geo-Services ASA	2,246
47,070		Phonak Holding AG.	1,763
96,657	*	Photon Dynamics, Inc	1,992
514,501	*	Pinnacle Systems, Inc	2,830
166,042		PolyMedica Corp	5,921
1,495		Prosafe ASA	45
1,149	*	QMed, Inc	11
211,333	e*	RAE Systems, Inc	661
3,536,828		Raytheon Co	138,361
151,456	e*	Resmed, Inc	9,995
319,899	*	Respironics, Inc	11,552
3,300	*	Retractable Technologies, Inc	9
1,176,759		Ricoh Co Ltd	18,337
130,528	*	Rofin-Sinar Technologies, Inc	4,281
197,892		Roper Industries, Inc	14,124
72,192	*	Rudolph Technologies, Inc	1,035
157,531	*	Sirf Technology Holdings, Inc	2,785
1,106,962		Smith & Nephew plc	10,887
45,243	*	Somanetics Corp	1,017

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

64,589	*	Sonic Innovations, Inc	$309
130,333	e*	Sonic Solutions, Inc	2,424
90,797	*	SonoSite, Inc	2,818
2,700,551	*	St. Jude Medical, Inc	117,771
1,159	*	Staar Surgical Co	6
188,950	e*	Star Scientific, Inc	845
1,700		Starrett (L.S.) Co (Class A)	31
1,288,000	*	STATS ChipPAC Ltd	919
1,033		Ste Industrielle d'Aviation Latecoere S.A.	41
565,303		Steris Corp	14,568
1,501,549		Stryker Corp	71,414
248,866	*	Sybron Dental Specialties, Inc	9,362
21,289	*	Symmetry Medical, Inc	501
2,300	*	Syneron Medical Ltd	84
2,101	*	Synovis Life Technologies, Inc	17
62,405		Synthes, Inc	6,841
318,640	*	Techne Corp	14,629
407,405		Tektronix, Inc	9,480
215,675	*	Teledyne Technologies, Inc	7,027
700		Tenaris S.A.	55
1,137,559	*	Teradyne, Inc	13,616
55,285		The Swatch Group AG. (Br)	7,745
97,335		The Swatch Group AG. (Regd)	2,776
774,891	*	Thermo Electron Corp	20,821
263,782	*	Thermogenesis	1,147
324,204	*	Thoratec Corp	4,973
175,300		Tokyo Seimitsu Co Ltd	7,038
330,961	*	Trimble Navigation Ltd	12,897
182,365	*	TriPath Imaging, Inc	1,561
101,060		United Industrial Corp	3,612
51,931	*	Urologix, Inc	225
72,000		Ushio, Inc	1,279
243,609	*	Varian, Inc	9,206
152,751	e*	Veeco Instruments, Inc	2,487
182,346	*	Ventana Medical Systems, Inc	7,336
221,166	*	Viasys Healthcare, Inc	4,996
183,654	e*	Viisage Technology, Inc	823
54,556	*	Vital Images, Inc	979
69,856		Vital Signs, Inc	3,026
95,659	*	Vivus, Inc	353
30,320	e*	Vnus Medical Technologies, Inc	365
723,777	*	Waters Corp	26,903
30,497	*	White Electronic Designs Corp	169
6,056	*	William Demant Holding	301
158,750	*	Wright Medical Group, Inc	4,239
6,029,566	e*	Xerox Corp	83,148
131,517		X-Rite, Inc	1,514
63,800		Yokogawa Electric Corp	784
28,404		Young Innovations, Inc	1,060
1,921,634	*	Zimmer Holdings, Inc	146,371
57,758	e*	Zoll Medical Corp	1,470
60,344	*	Zygo Corp	591

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,089,183

INSURANCE AGENTS, BROKERS AND SERVICE - 0.44%
2,373,513		AON Corp	59,433
282,037		Brown & Brown, Inc	12,675

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

210,064		Clark, Inc	$3,010
106,365		Crawford & Co (Class A)	709
36,969		Crawford & Co (Class B)	274
498,622	e	Gallagher (Arthur J.) & Co	13,528
1,534,616		Hartford Financial Services Group, Inc	114,759
185,439	e	Hilb, Rogal & Hamilton Co	6,379
906,681	*	Humana, Inc	36,031
99,853	*	LabOne, Inc	3,975
7,995,947		Marsh & McLennan Cos, Inc	221,488
63,165		MLP AG.	1,182
208,384		National Financial Partners Corp	8,156
11,470		OAMPS Ltd	22
4,601		St James's Place Capital plc	19
9,083	*	United America Indemnity Ltd (Class A)	156
226,151	*	USI Holdings Corp	2,913

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	484,709

INSURANCE CARRIERS - 4.92%
218,744		21st Century Insurance Group	3,246
1,984,834		Aetna, Inc	164,384
50,871		Affirmative Insurance Holdings, Inc	806
3,181,203		Aflac, Inc	137,683
1,834,000		Aioi Insurance Co Ltd	9,347
211,688		Alfa Corp	3,116
602,059		Alleanza Assicurazioni S.p.A.	6,533
22,874	*	Alleghany Corp	6,794
623,331		Allianz AG. (Regd)	71,301
303,146	*	Allmerica Financial Corp	11,244
3,896,865		Allstate Corp	232,838
554,779		Ambac Financial Group, Inc	38,701
81,164	e	American Equity Investment Life Holding Co	964
574,453		American Financial Group, Inc	19,256
15,351,149		American International Group, Inc	891,902
52,769		American National Insurance Co	6,052
92,691	*	American Physicians Capital, Inc	3,443
255,532	e*	AMERIGROUP Corp	10,272
183,242		AmerUs Group Co	8,805
5,895,947		AMP Ltd	28,961
724		April Group	23
140,727	*	Argonaut Group, Inc	3,249
1,598,393		Assicurazioni Generali S.p.A.	49,819
480,348		Assurant, Inc	17,341
5,054,292		Aviva plc	56,145
3,432,821		AXA	85,503
766,268		AXA Asia Pacific Holdings Ltd	2,557
69,235		Baldwin & Lyons, Inc (Class B)	1,669
947,740		Berkley (W.R.) Corp	33,815
63,781	e	Bristol West Holdings, Inc	1,167
83,402		Brit Insurance Holdings plc	132
40,424		Britannic Group plc	372
300,384	*	Centene Corp	10,087
151,803	*	Ceres Group, Inc	923
28,556		Chesnara plc	80
6,000	*	China Life Insurance Co Ltd (ADR)	164
1,214,804		Chubb Corp	103,999
991,424		Cigna Corp	106,112
875,076		Cincinnati Financial Corp	34,618

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

187,202	e*	Citizens, Inc	$1,142
397,750	*	CNA Financial Corp	11,304
98,445	*	CNA Surety Corp	1,462
48,290		CNP Assurances	3,083
775,531	*	Conseco, Inc	16,922
678,026		Corporacion Mapfre S.A.	10,129
657,413	e*	Danielson Holdings Corp	8,001
210,040		Delphi Financial Group, Inc (Class A)	9,273
190,080		Direct General Corp	3,537
42,086		Donegal Group, Inc	840
20,375		EMC Insurance Group, Inc	368
9,617		Ergo Previdenza S.p.A.	61
202,476	e	Erie Indemnity Co (Class A)	10,984
28,800		Everest Re Group Ltd	2,678
17,171		Fairfax Financial Holdings Ltd	2,847
185,000		FBD Holdings plc	6,050
90,763		FBL Financial Group, Inc (Class A)	2,506
820,788		Fidelity National Financial, Inc	29,294
642	*	Financial Industries Corp	5
103,114		First Acceptance Corp	975
424,842		First American Corp	17,053
46,131	e*	FPIC Insurance Group, Inc	1,353
1,695,805		Friends Provident plc	5,515
50,000		Fuji Fire & Marine Insurance Co Ltd	158
1,363,814		Genworth Financial, Inc	41,228
46,226		Great American Financial Resources, Inc	916
742,084		Great-West Lifeco, Inc	16,874
108,336		Harleysville Group, Inc	2,263
531,270		HCC Insurance Holdings, Inc	20,119
507,576	*	Health Net, Inc	19,369
117,007	*	HealthExtras, Inc	2,348
288,535		Horace Mann Educators Corp	5,430
32,253		Independence Holding Co	569
130,164		Infinity Property & Casualty Corp	4,540
4,391,220		ING Groep NV	123,476
4,024,305		Insurance Australia Group Ltd	18,369
692,717		Jefferson-Pilot Corp	34,927
24,241		Kansas City Life Insurance Co	1,165
74,504	*	KMG America Corp	741
130,254		Landamerica Financial Group, Inc	7,733
14,658,648		Legal & General Group plc	30,104
395,303	e	Leucadia National Corp	15,271
401,461		Liberty International plc	6,958
927,725		Lincoln National Corp	43,529
1,027,025		Loews Corp	79,594
1,747,741		Manulife Financial Corp	83,491
44,000	*	Markel Corp	14,916
600,661		Max Re Capital Ltd	13,755
738,089	e	MBIA, Inc	43,776
209,706		Mediolanum S.p.A.	1,306
179,787		Mercury General Corp	9,802
2,824,843		MetLife, Inc	126,948
470,292		MGIC Investment Corp	30,672
53,255		Midland Co	1,874
2,858		Millea Holdings, Inc	38,364
2,857,525		Mitsui Sumitomo Insurance Co Ltd	25,589
105,461	*	Molina Healthcare, Inc	4,668
345,546		Muenchener Rueckver AG. (Regd)	36,639
27,077	*	National Interstate Corp	543

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

13,634	*	National Western Life Insurance Co (Class A)	$2,643
335,048		Nationwide Financial Services, Inc (Class A)	12,712
45,790	*	Navigators Group, Inc	1,583
805,000		Nipponkoa Insurance Co Ltd	5,215
9,506		NYMAGIC, Inc	222
323,953	e	Odyssey Re Holdings Corp	7,995
387,432		Ohio Casualty Corp	9,368
1,200,335		Old Republic International Corp	30,356
508,502	*	Pacificare Health Systems, Inc	36,332
89,700		PartnerRe Ltd	5,778
87,068	*	Philadelphia Consolidated Holding Corp	7,380
567,998	e	Phoenix Cos, Inc	6,759
149,046	*	PMA Capital Corp (Class A)	1,316
468,674		PMI Group, Inc	18,269
74,137		Pohjola Group plc (D Shs)	1,076
828,683		Power Corp of Canada	20,785
670,486		Power Financial Corp	17,890
130,858		Presidential Life Corp	2,239
1,624,684		Principal Financial Group	68,074
157,876	*	ProAssurance Corp	6,593
1,176,730		Progressive Corp	116,273
1,552,131		Promina Group Ltd	5,550
588,572		Protective Life Corp	24,850
3,846,190		Prudential Financial, Inc	252,541
5,678,796		Prudential plc	50,342
1,651,248		QBE Insurance Group Ltd	20,108
450,734		Radian Group, Inc	21,284
242,818		RAS S.p.A.	4,721
195,173		Reinsurance Group of America, Inc	9,078
134,793		RLI Corp	6,012
5,738,019		Royal & Sun Alliance Insurance Group plc	8,589
663,357		Safeco Corp	36,047
106,852		Safety Insurance Group, Inc	3,607
5,625		Schindler Holding AG. (Pt Cert)	2,028
20,162	*	SeaBright Insurance Holdings, Inc	231
189,458		Selective Insurance Group, Inc	9,388
2,006,468		Skandia Forsakrings AB	11,023
1,193,529		Sompo Japan Insurance, Inc	11,995
6,331,779		St. Paul Travelers Cos, Inc	250,295
241,717		Stancorp Financial Group, Inc	18,511
111,991		State Auto Financial Corp	3,476
140,013		Stewart Information Services Corp	5,881
712,858		Storebrand ASA	6,647
1,415,683		Sun Life Financial, Inc	47,702
674,146		Swiss Reinsurance Co (Regd)	41,351
236,500		T&D Holdings, Inc	11,084
45,880	*	Topdanmark a/s	3,343
549,810		Torchmark Corp	28,700
62,668		Tower Group, Inc	980
305,107	*	Tower Ltd	455
167,371		Transatlantic Holdings, Inc	9,343
57,624	*	Triad Guaranty, Inc	2,904
372,153		UICI	11,079
90,265		United Fire & Casualty Co	4,010
8,354,278		UnitedHealth Group, Inc	435,592
247,311		Unitrin, Inc	12,143
149,152	*	Universal American Financial Corp	3,374
2,718,840		UnumProvident Corp	49,809
146,786	*	Vesta Insurance Group, Inc	382
78,396	*	WellCare Health Plans, Inc	2,784
299,280	*	WellChoice, Inc	20,791

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

3,569,119	*	WellPoint, Inc	$248,553
6,528		Wesco Financial Corp	2,350
233,634		Zenith National Insurance Corp	15,854
266,117		Zurich Financial Services AG.	45,659

		TOTAL INSURANCE CARRIERS	5,356,133

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
242,324	*	Corrections Corp of America	9,511
88,393	*	Geo Group, Inc	2,214

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	11,725

LEATHER AND LEATHER PRODUCTS - 0.10%
122,503		Brown Shoe Co, Inc	4,796
2,249,095	*	Coach, Inc	75,502
177,531	*	Genesco, Inc	6,585
61,796	*	Steven Madden Ltd	1,097
196,471	e*	Timberland Co (Class A)	7,607
39,807		Weyco Group, Inc	784
523,930		Wolverine World Wide, Inc	12,580
351,604		Yue Yuen Industrial Holdings	1,073

		TOTAL LEATHER AND LEATHER PRODUCTS	110,024

LEGAL SERVICES - 0.01%
272,098	*	FTI Consulting, Inc	5,687
113,760	e	Pre-Paid Legal Services, Inc	5,079

		TOTAL LEGAL SERVICES	10,766

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.05%
737		Central Japan Railway Co	5,690
2,896		East Japan Railway Co	14,865
383,000		Keio Electric Railway Co Ltd	2,066
608,907	*	Laidlaw International, Inc	14,675
1,542,074		MTR Corp	2,966
2,772,000		SMRT Corp Ltd	1,933
344,224		Veolia Environnement	12,890

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	55,085

LUMBER AND WOOD PRODUCTS - 0.04%
66,526		American Woodmark Corp	1,996
382,697	*	Canfor Corp	4,593
561,856	*	Champion Enterprises, Inc	5,585
59,401		Deltic Timber Corp	2,259
94,823		Holmen AB (B Shs)	2,557
732,721		Louisiana-Pacific Corp	18,010
25,488	*	Modtech Holdings, Inc	166
56,511	v	Norbord, Inc	484
375,000		Sekisui House Ltd	3,772
39,445		Skyline Corp	1,575
19,315		Tenon Ltd	54
97,014		Universal Forest Products, Inc	4,021

		TOTAL LUMBER AND WOOD PRODUCTS	45,072

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

MEMBERSHIP ORGANIZATIONS - 0.00%
5,937		Atkins WS plc	$72
533,000		Bintulu Port Holdings Bhd	631
2,015,000	*	Fil-Hispano Holdings Corp	238
78,652	*	Filtrona plc	343
7		Intelligence Ltd	16
2,000		J Bridge Corp	31
15,126		PHS Group plc	28
1,000		Toppan Forms Co Ltd	11
477		United Services Group NV	13

		TOTAL MEMBERSHIP ORGANIZATIONS	1,383

METAL MINING - 0.46%
18		Agnico-Eagle Mines Ltd	-
2,199,656		Alumina Ltd	9,300
927,310		Barrick Gold Corp (New York)	23,168
198,302		Barrick Gold Corp (U.S.)	4,963
247,321		Cameco Corp	11,035
143,053	e	Cleveland-Cliffs, Inc	8,263
1,519,984	e*	Coeur D'alene Mines Corp	5,518
147,006		Commerce Group, Inc	9,131
13		Falconbridge Ltd	-
977,250	e	Freeport-McMoRan Copper & Gold, Inc (Class A)	36,588
251,213	*	Glamis Gold Ltd	4,303
12,200		Gold Fields Ltd (Spon ADR)	138
681,006		Goldcorp, Inc	10,837
729,609	*	Hecla Mining Co	3,327
170,071		Iluka Resources Ltd	972
329,158	*	Inco Ltd	12,403
122,500		Inco Ltd	4,624
36,000	*	Ivanhoe Mines Ltd	280
191,611		Johnson Matthey plc	3,654
647,879	*	Kinross Gold Corp	3,967
168,856	*	Meridian Gold, Inc	3,033
1,733,000		Mitsubishi Materials Corp	4,074
395,000		Mitsui Mining & Smelting Co Ltd	1,847
2,146,385	e	Newmont Mining Corp	83,773
2,746,424		Newmont Mining Corp (Chess)	10,778
1,031,000		Nippon Light Metal Co Ltd	2,434
409,436		Noranda, Inc	7,027
104,822		Outokumpu Oyj	1,350
657,943		Phelps Dodge Corp	60,860
949,253	*	Placer Dome, Inc	14,532
738,952		Rio Tinto Ltd	25,104
2,253,284		Rio Tinto plc	68,643
96,346	e	Royal Gold, Inc	1,938
543,089	e	Southern Peru Copper Corp	23,266
529,914	*	Stillwater Mining Co	3,932
494,067		Sumitomo Metal Mining Co Ltd	3,367
607,630		Teck Cominco Ltd (Class B)	20,509
64,812		Umicore	5,189
4,320,000		Zijin Mining Group Co Ltd (Class H)	947
3,033,587	*	Zinifex Ltd	6,977

		TOTAL METAL MINING	502,051

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.32%
300		ABILIT Corp	$11
134,200		Aderans Co Ltd	3,172
55,834		Amer Sports Corp	1,061
3,302,277		Anglo American plc	77,255
140,600		Bandai Co Ltd	2,834
209,982		Blyth, Inc	5,890
89,160		Bulgari S.p.A.	997
402,672		Callaway Golf Co	6,213
54,395		Charles & Colvard Ltd	1,335
86,810		Daktronics, Inc	1,737
48,805		Escalade, Inc	675
802,398		Fortune Brands, Inc	71,253
1,012,084		Hasbro, Inc	21,041
98,000		Hutchison Harbour Ring Ltd	12
521,269	*	Identix, Inc	2,622
288,688	e*	Jakks Pacific, Inc	5,546
234,563	*	K2, Inc	2,974
159,897	e*	Leapfrog Enterprises, Inc	1,807
17,883	*	Lydall, Inc	154
112,816		Marine Products Corp	1,642
2,138,962		Mattel, Inc	39,143
13,898	*	Morgan Crucible Co	47
180,814	e	Nautilus, Inc	5,153
325,833		Nintendo Co Ltd	34,009
18,493	e*	Oneida Ltd	46
6,000		Pentax Corp	20
72,150,200		Playmates Interactive Entertainment Ltd	13,920
103,249	*	RC2 Corp	3,879
72,994	*	RHI AG.	1,986
46,369		Russ Berrie & Co, Inc	594
212,192	e*	Shuffle Master, Inc	5,948
34,743		Societe BIC S.A.	2,072
59,564	*	Steinway Musical Instruments, Inc	1,749
7,494		Sulzer AG. (Regd)	3,087
728,700		Tyco International Ltd	21,278
379,461		Yankee Candle Co, Inc	12,181

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	353,343

MISCELLANEOUS RETAIL - 1.10%
159,919	*	1-800-Flowers.com, Inc (Class A)	1,126
87,317	*	AC Moore Arts & Crafts, Inc	2,760
67,569	e*	Action Performance Cos, Inc	596
246,937	*	Alloy, Inc	1,269
1,712,284	e*	Amazon.com, Inc	56,642
748,051	*	Barnes & Noble, Inc	29,024
134,399		Big 5 Sporting Goods Corp	3,814
48,609		Blair Corp	1,920
32,982		Blockbuster, Inc (Class B)	283
90,561	e*	Blue Nile, Inc	2,960
358,383		Borders Group, Inc	9,071
120,069	e*	Build-A-Bear Workshop, Inc	2,816
118	*	Camaieu	14
325,224		Cash America International, Inc	6,544
36,000		Chow Sang Sang Holdings International Ltd	24
196,300		Circle K Sunkus Co Ltd	4,413
82,026	*	CKX Inc	1,055
1,368		Clas Ohlson AB (B Shs)	25
213,111	*	Coldwater Creek, Inc	5,309
1,463		Cortefiel S.A.	33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

4,395,305		CVS Corp	$127,772
182,566	e*	Dick's Sporting Goods, Inc	7,045
2,034,000		Dickson Concepts International Ltd	4,136
535,863	*	Dollar Tree Stores, Inc	12,861
518,548	e*	Drugstore.com, Inc	2,162
19,039	*	eCost.com, Inc	78
5,800		EDION Corp	75
6,046		Expert ASA	65
627	b,v*	FAO, Inc	-
15,584	*	Finlay Enterprises, Inc	195
15,106	b*	Friedman's, Inc (Class A)	15
1,677	*	Gaiam, Inc	12
900		Gigas K's Denki Corp	19
14,607	*	Gruppo Coin S.p.A.	43
167,077	e*	GSI Commerce, Inc	2,799
1,399,951		GUS plc	22,035
91,934		Hancock Fabrics, Inc	610
118,900		Hellenic Duty Free Shops S.A.	2,067
178,627	*	Hibbett Sporting Goods, Inc	6,759
34,200		Hikari Tsushin, Inc	2,445
1,193,878		HMV Group plc	5,044
43,449		House of Fraser plc	84
774		Index Corp	2,337
19,000		Izumiya Co Ltd	127
26,000		Jean Coutu Group, Inc	395
16		Jelmoli Holding AG.	22
121,413	*	Jill (J.) Group, Inc	1,669
1,500		Kohnan Shoji Co Ltd	20
3,200		Kojima Co Ltd	42
2,913,633		Lifestyle International Holdings Ltd	4,783
203,272		Longs Drug Stores Corp	8,751
1,108,155	e*	Marvel Enterprises, Inc	21,853
27,600		Matsumotokiyoshi Co Ltd	752
1,154,838		Michaels Stores, Inc	47,776
169,781		MSC Industrial Direct Co (Class A)	5,730
302,793	*	NeighborCare, Inc	10,044
504,838		Next plc	13,612
854,000		Nippon Mining Holdings, Inc	4,832
140,711	*	Nutri/System, Inc	2,077
1,861,886	*	Office Depot, Inc	42,525
56,000		Osim International Ltd	35
75,347	e*	Overstock.com, Inc	2,682
6,426,525		Pacific Brands Ltd	11,066
69,856	*	Party City Corp	838
24,293	*	PC Connection, Inc	151
64,738	e*	PC Mall, Inc	284
5,141		Peacock Group plc	23
1,639,000		Pertama Holdings Ltd	277
242,956	*	Petco Animal Supplies, Inc	7,123
726,124		Petsmart, Inc	22,038
155,254	e*	Priceline.com, Inc	3,622
299,664		Pumpkin Patch Ltd	623
4,014,720	*	Rite Aid Corp	16,782
17,900		Ryohin Keikaku Co Ltd	882
4,606,000		SA SA International Holdings Ltd	2,247
1,100		SBI Partners Co Ltd	21
986,671	*	Sears Holdings Corp	147,872
15,000		Senshukai Co Ltd	129
68,677	*	Sharper Image Corp	874
346,758		Shoppers Drug Mart Corp	12,032
1,315,757		Signet Group plc	2,559

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

150,679	*	Sports Authority, Inc	$4,792
119,242	*	Stamps.com, Inc	2,236
4,671,190		Staples, Inc	99,590
54,024	*	Systemax, Inc	363
196		Ten Cate NV	18
4,800,000	*	Test-Rite International Co	3,414
647,317		Tiffany & Co	21,206
129,150	v*	TOC Co Ltd	527
1,340,173	*	Toys 'R' Us, Inc	35,488
197,104		Travis Perkins plc	6,124
132,322	*	Valuevision International, Inc (Class A)	1,589
5,973,836		Walgreen Co	274,737
11,408		WH Smith plc	75
7,695	*	Whitehall Jewellers, Inc	53
136,090		World Fuel Services Corp	3,186
50,104		Xebio Co Ltd	1,503
6,100		Yellow Hat Ltd	54
393,573	*	Zale Corp	12,472
9,441	*	Zumiez, Inc	275

		TOTAL MISCELLANEOUS RETAIL	1,193,228

MOTION PICTURES - 1.15%
2,000,000	*	Astro All Asia Networks plc	2,865
245,200		Avex Group Holdings, Inc	3,424
156,102	e*	Avid Technology, Inc	8,317
871,030	e	Blockbuster, Inc (Class A)	7,944
68,349		Carmike Cinemas, Inc	2,097
312,227	*	DreamWorks Animation SKG, Inc (Class A)	8,180
14,618,473	*	Liberty Media Corp (Class A)	148,962
324,848	*	Macrovision Corp	7,322
11,823,913		News Corp (Class A)	191,311
827,696		News Corp (Class B)	13,955
562,000	*	Premiere AG.	19,459
391,265		Rank Group plc	1,880
16,951	e*	Reading International, Inc	124
195,903	e	Regal Entertainment Group (Class A)	3,699
32,537		SMG plc	56
2,489		Southern Cross Broadcasting Australia Ltd	23
343,448	*	Time Warner Telecom, Inc (Class A)	2,033
31,851,250	*	Time Warner, Inc	532,234
86,000		Toho Co Ltd	1,238
48,136	*	UBISOFT Entertainment	2,406
11,526,974		Walt Disney Co	290,249
2,996		Wegener NV	36
41,049	*	WPT Enterprises, Inc	800

		TOTAL MOTION PICTURES	1,248,614

NONDEPOSITORY INSTITUTIONS - 2.31%
109,500	e*	Accredited Home Lenders Holding Co	4,818
155,605		Acom Co Ltd	9,926
21,806	e,v*	Actrade Financial Technologies Ltd	-
496,522		Advance America Cash Advance Centers, Inc	7,944
35,498		Advanta Corp (Class A)	913
87,595		Advanta Corp (Class B)	2,467
2,894,213		Aegon NV	37,284
9,747		Aegon NV (ARS)	126
965,100		Aeon Thana Sinsap Thailand PCL	876

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

218,728		Aiful Corp	$16,277
2,753		Aktiv Kapital ASA	42
456,450	e	American Capital Strategies Ltd	16,482
7,335,069		American Express Co	390,446
821,995	*	AmeriCredit Corp	20,961
134,728		Ares Capital Corp	2,402
71,822		Asta Funding, Inc	1,995
83,319	*	Australian Wealth Management Ltd	72
68,928		Beverly Hills Bancorp, Inc	755
1,164,000	*	Bursa Malaysia Bhd	1,170
1,670,103		Capital One Financial Corp	133,625
334,760	e*	CapitalSource, Inc	6,571
1,022,729		Cattles plc	5,636
29	v*	CFS Gandel Retail Trust (New)	-
274,681		CharterMac	6,032
1,085,747		CIT Group, Inc	46,655
94,557	*	Collegiate Funding Services LLC	1,379
177,812	e*	CompuCredit Corp	6,095
3,824,206		Countrywide Financial Corp	147,653
65,688	*	Credit Acceptance Corp	978
324,973		Credit Saison Co Ltd	10,766
44,202		D Carnegie AB	522
65,021		Delta Financial Corp	618
528,297		Deutsche Postbank AG.	25,871
535,020	e	Doral Financial Corp	8,849
18,400	b*	DVI, Inc	-
335,618	*	E-Loan, Inc	1,121
107,705	*	Encore Capital Group, Inc	1,831
7,656,149		Fannie Mae	447,119
76,795	e	Federal Agricultural Mortgage Corp (Class C)	1,693
12		Finance All Corp	14
105,620		Financial Federal Corp	4,081
115,992	*	First Cash Financial Services, Inc	2,479
200,757	e*	First Marblehead Corp	7,039
4,386,829		Freddie Mac	286,153
75,000		Fuyo General Lease Co Ltd	1,862
7,393,956		HBOS plc	113,727
183,700		Hitachi Capital Corp	3,623
847,000		Hong Leong Finance Ltd	1,684
944,682		Hypo Real Estate Holding	35,790
432,549		ICAP plc	2,297
277,160		ICICI Bank Ltd	2,675
195,330		IGM Financial, Inc	6,004
27,401	f,v*	Imperial Credit Industry Wts 01/31/08	-
936,000		Industrial Development Bank of India Ltd	2,189
6,590		Intermediate Capital Group plc	123
2,158	*	Intrum Justitia AB	15
403,370		Irish Life & Permanent plc	7,058
109,042		Irish Life & Permanent plc (London)	1,917
14,000		Jaccs Co Ltd	107
80,000		JCG Holdings Ltd	83
10		Kenedix, Inc	28
47,000		Kim Eng Holdings Ltd	36
3,600		Lopro Corp	27
9,444,923		MBNA Corp	247,079
230,389		MCG Capital Corp	3,935
26,135		Medallion Financial Corp	247
1,629,956		Mediobanca S.p.A.	30,477

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

2,000,000		Mega Financial Holding Co Ltd	$1,315
466,025	*	Metris Cos, Inc	6,739
18,551,000		National Finance PCL	5,720
97,641	*	Nelnet, Inc	3,249
107,612		NGP Capital Resources Co	1,607
9,000		Nippon Shinpan Co Ltd	46
301,531		ORIX Corp	45,065
493		OZ Holding AG.	28
31,435		Perpetual Trustees Australia Ltd	1,372
2,150,000		Polaris Securities Co Ltd	1,066
222,437		Promise Co Ltd	14,214
237,731		Provident Financial plc	3,057
1,464,042	*	Providian Financial Corp	25,811
147,720	*	RHJ International	3,487
2,500		Ricoh Leasing Co Ltd	60
2,400		Sanyo Electric Credit Co Ltd	48
20,540		SFCG Co Ltd	4,798
104,321		SFE Corp Ltd	844
2,785,000		SLM Corp	141,478
1,098,140		SM Investments Corp	5,007
20,286		Student Loan Corp	4,459
23,500		Sumisho Auto Leasing Corp	936
2,550,000		Taishin Financial Holdings Co Ltd	2,134
1,436,769		Takefuji Corp	96,789
31,057	*	United PanAm Financial Corp	851
109,884		Westcorp	5,760
50,790	*	WFS Financial, Inc	2,576
154,765	*	World Acceptance Corp	4,651

		TOTAL NONDEPOSITORY INSTITUTIONS	2,511,886

NONMETALLIC MINERALS, EXCEPT FUELS - 0.06%
9,200		Aber Diamond Corp	282
128,659		Amcol International Corp	2,418
82,058		Compass Minerals International, Inc	1,920
176,000		Dowa Mining Co Ltd	1,168
146,641		Florida Rock Industries, Inc	10,756
831,025		Vulcan Materials Co	54,008

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	70,552

OIL AND GAS EXTRACTION - 2.57%
1,094,223		Anadarko Petroleum Corp	89,890
3,700		AOC Holdings, Inc	54
1,737,951		Apache Corp	112,272
14,227	*	Atlas America, Inc	529
80,840	*	ATP Oil & Gas Corp	1,892
73,839	*	Atwood Oceanics, Inc	4,546
2,365,241		Baker Hughes, Inc	121,006
183,484		Berry Petroleum Co (Class A)	9,703
119,320	e*	Bill Barrett Corp	3,529
1,104,991		BJ Services Co	57,990
59,875	*	Bois d'Arc Energy, Inc	883
144,995	*	Brigham Exploration Co	1,324
2,458,681		Burlington Resources, Inc	135,818
6,284		Burren Energy plc	75
453,591		Cabot Oil & Gas Corp (Class A)	15,740
486,608	*	Cal Dive International, Inc	25,484

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

132,189	*	Callon Petroleum Co	$1,954
1,034,346		Canadian Natural Resources Ltd	37,496
83,542	*	Carrizo Oil & Gas, Inc	1,425
360,858	*	Cheniere Energy, Inc	11,223
1,395,421	e	Chesapeake Energy Corp	31,816
5,700		China Petroleum & Chemical Corp (ADR)	222
499,923	*	Cimarex Energy Co	19,452
30,632	*	Clayton Williams Energy, Inc	919
2,189,000		CNOOC Ltd	1,297
3,800		CNOOC Ltd (ADR)	225
246,603	*	Comstock Resources, Inc	6,237
164,031	e*	Delta Petroleum Corp	2,316
256,551	*	Denbury Resources, Inc	10,203
4,561,046		Devon Energy Corp	231,154
293,929		Diamond Offshore Drilling, Inc	15,705
107,903	*	Edge Petroleum Corp	1,685
1,845,563		EnCana Corp	72,825
145,404	*	Encore Acquisition Co	5,961
287,878	*	Endeavour International Corp	1,045
15,836,500		Energi Mega Persada Tbk PT	1,363
188,014	*	Energy Partners Ltd	4,928
250,618	b,v*	Enron Corp	-
890,753		ENSCO International, Inc	31,844
2,148,658		EOG Resources, Inc	122,044
671,812		Equitable Resources, Inc	45,683
11,253		ERG S.p.A.	217
320	*	Exploration Co of Delaware, Inc	1
3,458		Expro International Group plc	28
338,394	*	Forest Oil Corp	14,213
211,159	e*	FX Energy, Inc	2,329
285,707	*	Gasco Energy, Inc	1,057
654,280	*	Global Industries Ltd	5,561
434,927	e	GlobalSantaFe Corp	17,745
45,524	*	Goodrich Petroleum Corp	937
1,161,344	e*	Grey Wolf, Inc	8,606
81,296		Groupe Bruxelles Lambert S.A.	7,031
1,925	v*	Groupe Bruxelles Lambert S.A. (Strp Vvpr)	-
2,672,006		Halliburton Co	127,775
455,001	*	Hanover Compressor Co	5,237
25,909	*	Hardman Resources Ltd	42
277,319	e*	Harvest Natural Resources, Inc	3,031
325,965		Helmerich & Payne, Inc	15,294
102,453	*	Houston Exploration Co	5,435
438,556		Husky Energy, Inc	17,448
35,327		IHC Caland NV	2,420
1,385		INPEX Corp	7,786
308,418	*	KCS Energy, Inc	5,357
901,308		Kerr-McGee Corp	68,779
1,357	*	Key Energy Services, Inc	16
9,566		LUKOIL (Spon ADR)	351
212,024	*	Lundin Petroleum AB	1,820
113,280	e*	McMoRan Exploration Co	2,210
4,787,500		Medco Energi Internasional Tbk PT	1,849
630,745	*	Meridian Resource Corp	3,015
239,097	*	Mission Resources Corp	1,930
391,353	*	Neste Oil Oyj	10,139
573,245	*	Newfield Exploration Co	22,867
516,259	*	Newpark Resources, Inc	3,872
527,329	*	Nexen, Inc	16,016
103,000		Noble Corp	6,336
976,783		Noble Energy, Inc	73,894

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

2,396,275		Occidental Petroleum Corp	$184,345
3,573	*	Ocean RIG ASA	29
153,298	*	Oceaneering International, Inc	5,925
43,850		Oil & Natural Gas Corp Ltd	1,027
1,613,900		Oil Search Ltd	3,762
16,094		OMV AG.	7,005
2,648,091		Origin Energy Ltd	15,320
28,326		Paladin Resources plc	114
138,809	*	Parallel Petroleum Corp	1,228
562,858	*	Parker Drilling Co	3,946
940,744		Patterson-UTI Energy, Inc	26,181
39,798		Penn West Energy Trust	942
501,328		Petro-Canada	32,643
4,000		PetroChina Co Ltd	294
19,960,000		PetroChina Co Ltd (Class H)	14,664
33,900	v*	PetroCorp (Escrow)	-
105,349	*	PetroHawk Energy Corp	1,138
1,000		Petroleo Brasileiro S.A.	45
140,000	e	Petroleo Brasileiro S.A. (ADR)	7,298
8,500		Petroleo Brasileiro S.A. (ADR)	391
207,270	*	Petroleum Development Corp	6,602
181,349	*	PetroQuest Energy, Inc	1,191
87,734	*	Pioneer Drilling Co	1,339
894,394		Pioneer Natural Resources Co	37,636
412,691	*	Plains Exploration & Production Co	14,663
324,153		Pogo Producing Co	16,830
8,375		Polski Koncern Naftowy Orlen	248
124,183	*	Precision Drilling Corp	4,896
1,141,620	*	Pride International, Inc	29,340
71,100		PTT Exploration & Production PCL	659
2,500		PTT Exploration & Production PCL	46
231,700		PTT PCL	1,218
142,710	e*	Quicksilver Resources, Inc	9,123
475,744		Range Resources Corp	12,798
215,172	*	Remington Oil & Gas Corp	7,682
475,003		Rowan Cos, Inc	14,112
98,653		RPC, Inc	1,669
305,000		Saipem S.p.A.	4,103
18,300		Sasol Ltd (Spon ADR)	494
666,397		Schlumberger Ltd	50,606
127,662	e*	Seacor Smit, Inc	8,209
50	v*	Serval Integrated Energy Services (Units)	-
18,341,501		Shell Transport & Trading Co plc	177,668
150,000		Singapore Petroleum Co Ltd	441
213,803		Smedvig ASA	4,312
445,669	*	Southwestern Energy Co	20,937
156,866	*	Spinnaker Exploration Co	5,567
357,737		St. Mary Land & Exploration Co	10,367
1,743,394		Statoil ASA	35,477
68,536	*	Stolt Offshore S.A.	621
143,522	*	Stone Energy Corp	7,018
424,936	*	Superior Energy Services, Inc	7,564
3,200		Surgutneftegaz (Spon ADR)	120
185,853	*	Swift Energy Co	6,657
214,581	e*	Syntroleum Corp	2,202
969,760		Talisman Energy, Inc	36,342
16,494	*	Tap Oil Ltd	30
2,400		Tatneft (Spon ADR)	89
146,225		Technip S.A.	6,787
1,997		Tel Offshore Trust	20
135,090	*	Tetra Technologies, Inc	4,303

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

1,492	*	TGS Nopec Geophysical Co ASA	$40
1,920,283		Thai Oil PCL	2,765
278,551		Tidewater, Inc	10,618
96,940	*	Tipperary Corp	606
200,000		Titan Petrochemicals Group Ltd	20
79,479	*	Todco	2,040
63,319	*	Toreador Resources Corp	1,538
227,524	*	Transmontaigne, Inc	2,389
174,958	*	Transocean, Inc	9,442
98,909	*	Tri-Valley Corp	1,378
227,622	*	Unit Corp	10,018
1,212,016		Unocal Corp	78,842
210,788	*	Veritas DGC, Inc	5,847
316,318		Vintage Petroleum, Inc	9,638
92,957		W&T Offshore, Inc	2,237
116,452	*	Warren Resources, Inc	1,217
146,331	*	W-H Energy Services, Inc	3,648
173,109	*	Whiting Petroleum Corp	6,286
1,404,157		Woodside Petroleum Ltd	31,232
1,914,958		XTO Energy, Inc	65,089
1,700		Yanzhou Coal Mining Co Ltd (Spon ADR)	107

		TOTAL OIL AND GAS EXTRACTION	2,801,681

PAPER AND ALLIED PRODUCTS - 0.78%
79,200		Abitibi-Consolidated, Inc (Canada)	353
68,562		Abititbi Consolidated, Inc	307
1,600		Aracruz Celulose S.A. (Spon ADR)	56
495,848		Bemis Co	13,160
91,318		Billerud AB	1,093
269,649	e	Bowater, Inc	8,729
194,939	*	Buckeye Technologies, Inc	1,554
5,865		Buhrmann NV	58
286,692		Bunzl plc	2,661
165,883	*	Caraustar Industries, Inc	1,742
3,132,691		Carter Holt Harvey Ltd	4,949
114,583		Chesapeake Corp	2,399
911,043		De La Rue plc	6,616
36,700	*	Domtar, Inc	271
3,723,620		Georgia-Pacific Corp	118,411
211,157		Glatfelter	2,618
488,251	*	Graphic Packaging Corp	1,782
206,346		Greif, Inc (Class A)	12,608
2,887,138	e	International Paper Co	87,220
4,185,854		Kimberly-Clark Corp	261,993
321,982		Longview Fibre Co	6,617
2,601		Mayr-Melnhof Karton AG.	360
1,071,210		MeadWestvaco Corp	30,037
169,666	*	Mercer International, Inc	1,237
111,884	e	Neenah Paper, Inc	3,465
2,718,500		NGK Insulators Ltd	26,376
2,098		Nippon Paper Group, Inc	7,682
133,302		Norske Skogindustrier ASA	2,186
327,564		OfficeMax, Inc	9,752
3,102,412		OJI Paper Co Ltd	16,145
489,420		Packaging Corp of America	10,302
390,990	*	Playtex Products, Inc	4,207
90,106		Pope & Talbot, Inc	1,000
383,715		Potlatch Corp	20,080

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

419,143		Rexam plc	$3,609
177,576		Rock-Tenn Co (Class A)	2,246
29,200		Sappi Ltd (Spon ADR)	316
117,779		Schweitzer-Mauduit International, Inc	3,666
1,197,978	*	Smurfit-Stone Container Corp	12,183
464,574		Sonoco Products Co	12,311
692,023		Stora Enso Oyj (R Shs)	8,812
389,303		Svenska Cellulosa AB (B Shs)	12,443
996,797		TDC a/s	42,692
1,522,514		Temple-Inland, Inc	56,561
36,800		Uni-Charm Corp	1,480
1,191,259		UPM-Kymmene Oyj	22,809
321,172		Wausau-Mosinee Paper Corp	3,848

		TOTAL PAPER AND ALLIED PRODUCTS	851,002

PERSONAL SERVICES - 0.13%
56,711		Angelica Corp	1,390
790,504		Cintas Corp	30,513
139,917	*	Coinstar, Inc	3,175
8,393		CPI Corp	151
202,760		Davis Service Group plc	1,647
140,821		G & K Services, Inc (Class A)	5,313
808,893		H & R Block, Inc	47,199
287,540		Jackson Hewitt Tax Service, Inc	6,798
15,041		Mcbride plc	40
217,140		Regis Corp	8,486
1,943,705		Service Corp International	15,589
79,926		Unifirst Corp	3,240
398,159	e*	Weight Watchers International, Inc	20,549

		TOTAL PERSONAL SERVICES	144,090

PETROLEUM AND COAL PRODUCTS - 5.37%
353,995		Amerada Hess Corp	37,704
340,642		Ashland, Inc	24,482
47,294,461		BP plc	492,054
160,966		BP plc (Spon ADR)	10,041
12,853,324		ChevronTexaco Corp	718,758
9,785,000		China Petroleum & Chemical Corp	3,813
11,838,000	*	China Shenhua Energy Co Ltd	11,422
10,258,046		ConocoPhillips	589,735
138,657		ElkCorp	3,959
6,971,725		ENI S.p.A.	179,210
42,435,200		ExxonMobil Corp	2,438,751
9,034,618		Fortum Oyj	144,925
453,605		Frontier Oil Corp	13,313
75,336	*	Giant Industries, Inc	2,712
244,582	*	Headwaters, Inc	8,409
1		Hellenic Petroleum S.A.	-
137,141		Holly Corp	6,400
342,953		Imperial Oil Ltd	28,566
2,010,768		Marathon Oil Corp	107,315
806,210		Murphy Oil Corp	42,108
5,190,047		Nippon Oil Corp	35,150
314,666		Norsk Hydro ASA	28,589
240,941		Premcor, Inc	17,873

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

379,836		Premier Farnell plc	$1,100
2,387,026		Repsol YPF S.A.	60,603
4,208,357		Royal Dutch Petroleum Co	273,694
552		Rubis	34
873,559		Santos Ltd	7,505
2,000		Sasol Ltd	54
685,584		Shell Canada Ltd (U.S.)	18,410
200,200		Showa Shell Sekiyu KK	2,004
887,707		Suncor Energy, Inc	41,979
500,755		Sunoco, Inc	56,926
159,000		Teikoku Oil Co Ltd	1,179
357,789	e	Tesoro Corp	16,644
181,000		TonenGeneral Sekiyu KK	1,956
1,329,146		Total S.A.	311,143
163,377	*	Total S.A. (Strip Vvpr)	2
1,365,629		Valero Energy Corp	108,035
103,412		WD-40 Co	2,888

		TOTAL PETROLEUM AND COAL PRODUCTS	5,849,445

PIPELINES, EXCEPT NATURAL GAS - 0.03%
1,320,117		TransCanada Corp	34,749

		TOTAL PIPELINES, EXCEPT NATURAL GAS	34,749

PRIMARY METAL INDUSTRIES - 0.91%
362,146		Acerinox S.A.	4,924
1,258,464	e*	AK Steel Holding Corp	8,067
21,792		Alcan, Inc	657
627,614		Alcan, Inc (Paris)	18,847
4,311,367		Alcoa, Inc	112,656
174,829	*	Aleris International, Inc	3,942
352,853	*	Algoma Steel, Inc	7,217
565,919		Allegheny Technologies, Inc	12,484
1,200		Aluminum Corp of China Ltd (ADR)	66
4,700		AngloGold Ashanti Ltd (Spon ADR)	168
1,336,029		Arcelor	26,075
3,399,000	*	Atlas Consolidated Mining & Development	310
141,307		Bekaert S.A.	10,614
298,985		Belden CDT, Inc	6,338
8,393,802		BHP Billiton Ltd	114,782
4,400,921		BHP Billiton plc	56,125
1,662,642		BlueScope Steel Ltd	10,343
12,330	*	Boliden AB	53
116,050	*	Brush Engineered Materials, Inc	1,655
152,240		Carpenter Technology Corp	7,886
177,840	*	Century Aluminum Co	3,628
623,783	*	CommScope, Inc	10,860
5,000		Companhia Siderurgica Nacional S.A. (Spon ADR)	81
157,862		Companhia Vale do Rio Doce (ADR)	4,622
15,000	*	Companhia Vale do Rio Doce (Spon ADR)	381
7,701,454	*	Corning, Inc	127,998
10,446,950	*	Corus Group plc	7,802
29,270		Cumerio	503
65,000		Daido Steel Co Ltd	291
344,157	Dofasco, Inc	10,846

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

130,333	*	Encore Wire Corp	$1,511
252,663	*	General Cable Corp	3,747
26,533	*	Generale Industrie Metallurgiche S.p.A.	33
6,600		Gerdau SA (Spon ADR)	64
142,803		Gibraltar Industries, Inc	2,648
15,000		Godo Steel Ltd	51
12,500		Harmony Gold Mining Co Ltd	107
281,047		Hubbell, Inc (Class B)	12,394
4,300		Impala Platinum Holdings Ltd	96
231,826		IPSCO, Inc	10,111
5,409,000		Japan Steel Works Ltd	14,655
148,400		Jubilee Mines NL	803
1,929		KGHM Polska Miedz S.A.	39
6,093,000		Kobe Steel Ltd	11,420
23,847	e*	Liquidmetal Technologies, Inc	46
253,897	*	Lone Star Technologies, Inc	11,552
202,893		Matthews International Corp (Class A)	7,905
276,380	*	Maverick Tube Corp	8,236
2,700		Mechel Steel Group OAO	69
4,617	e	Mittal Steel Co NV	110
219,588		Mueller Industries, Inc	5,951
992,000		NatSteel Ltd	1,251
901,000		NEOMAX Co Ltd	19,858
335,964		Newcrest Mining Ltd	4,426
6,000		Nippon Denko Co Ltd	21
19,127,793		Nippon Steel Corp	44,248
3,393,000		Nisshin Steel Co Ltd	8,485
6,772		NKT Holding a/s	254
14,840		Novelis, Inc	376
141,187	*	NS Group, Inc	4,590
1,480,788		Nucor Corp	67,554
1,942,908		OneSteel Ltd	3,898
213,669	*	Oregon Steel Mills, Inc	3,677
26,530	*	Oxiana Ltd	18
15,539	*	Paladin Resources Ltd	14
12,600		POSCO (ADR)	554
296,189	e	Precision Castparts Corp	23,073
237,698		Quanex Corp	12,600
577,152		Rautaruukki Oyj	8,613
52,852		Roanoke Electric Steel Corp	873
174,481	*	RTI International Metals, Inc	5,480
4,945		Salzgitter AG.	134
125,240		Schnitzer Steel Industries, Inc (Class A)	2,968
127,979		Ssab Svenskt Stal AB (Series A)	2,942
35,486		Ssab Svenskt Stal AB (Series B)	780
337,362		Steel Dynamics, Inc	8,856
62,303		Steel Technologies, Inc	1,053
15,000	*	Sumitomo Coal Mining Co Ltd	17
284,000		Sumitomo Heavy Industries Ltd	1,360
7,047,498		Sumitomo Metal Industries Ltd	11,985
76,201	*	Superior Essex, Inc	1,350
142,531		Texas Industries, Inc	8,015
789,793		ThyssenKrupp AG.	13,660
41,111	e*	Titanium Metals Corp	2,335
93,500		Tokyo Steel Manufacturing Co Ltd	1,174
13,000		Topy Industries Ltd	42
171,542		Tredegar Corp	2,676
146,138		Trelleborg AB (B Shs)	2,162
439,824		TUI AG.	10,874

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

700,425		United States Steel Corp	$24,074
51,208		Viohalco S.A.	329
222,921		Vivendi Universal S.A. (Spon ADR)	6,984
105,848		Voestalpine AG.	7,415
55,965	e*	Wheeling-Pittsburgh Corp	861
339,260		Worthington Industries, Inc	5,360
11,000		Yamato Kogyo Co Ltd	131

		TOTAL PRIMARY METAL INDUSTRIES	989,169

PRINTING AND PUBLISHING - 1.24%
3,559	*	Alma Media Oyj	59
701,880		American Greetings Corp (Class A)	18,600
89,680		APN News & Media Ltd	350
685,794		Arnoldo Mondadori Editore S.p.A.	6,523
154,297		Banta Corp	6,999
117,487		Belo (A.H.) Corp Series A	2,816
351,800	f,v	Belo (A.H.) Corp Series B	8,433
212,210		Bowne & Co, Inc	3,068
239,188	e*	Cenveo, Inc	1,808
105,359	*	Consolidated Graphics, Inc	4,295
59,637		Courier Corp	2,291
36,462		CSS Industries, Inc	1,234
1,145,845		Dai Nippon Printing Co Ltd	18,387
96,349		Daily Mail & General Trust plc	1,133
587,363		Dex Media, Inc	14,338
95,721	e	Dow Jones & Co, Inc	3,393
206,300	f,v	Dow Jones & Co, Inc (Class B)	7,313
521,291	*	Dun & Bradstreet Corp	32,138
252,348		Emap plc	3,510
217,448		Eniro AB	2,471
165,814	e	Ennis, Inc	3,005
288,854		EW Scripps Co	14,096
9,000		Gakken Co Ltd	24
1,345,476	e	Gannett Co, Inc	95,704
202,139		Gruppo Editoriale L'Espresso S.p.A.	1,102
236,804		Harland (John H.) Co	8,999
533,513		Harte-Hanks, Inc	15,861
520,407		Hollinger International, Inc	5,209
786,288		Independent News & Media plc	2,427
867,942		John Fairfax Holdings Ltd	2,838
224,166		Journal Communications, Inc	3,766
271,573	*	Journal Register Co	4,755
394,729		Knight Ridder, Inc	24,213
7,000		Kyodo Printing Co Ltd	31
165,196		Lagardere S.C.A.	12,208
209,297		Lee Enterprises, Inc	8,391
14,400	f,v	Lee Enterprises, Inc (Class B)	577
116,034	e*	Martha Stewart Living Omnimedia, Inc (Class A)	3,386
98,103		McClatchy Co (Class A)	6,420
2,335,168		McGraw-Hill Cos, Inc	103,331
219,680		Media General, Inc (Class A)	14,226
96,008		Meredith Corp	4,710
125,900	v	Meredith Corp (Class B)	6,177
774,410		New York Times Co (Class A)	24,123
439,288		Pearson plc	5,162
98,020	e*	Playboy Enterprises, Inc (Class B)	1,268
160,144	e*	Presstek, Inc	1,813
870,216	e*	Primedia, Inc	3,524
5,560	e*	Private Media Group, Inc	14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

139,486		Promotora de Informaciones S.A. (PRISA)	$2,700
18,280		Quebecor World, Inc	358
248,215	*	R.H. Donnelley Corp	15,384
1,320,520		R.R. Donnelley & Sons Co	45,571
678,835		Reader's Digest Association, Inc (Class A)	11,201
1,671,650		Reed Elsevier NV	23,271
6,657,312		Reed Elsevier plc	63,612
145,643		Schibsted ASA	4,001
183,105	*	Scholastic Corp	7,059
4,600,093		SCMP Group Ltd	2,009
4,107,424		Singapore Press Holdings Ltd	10,449
1,801		SR Teleperformance	52
98,753		Standard Register Co	1,561
564,966	*	Telecom Italia Media S.p.A.	272
71,435		Telefonica Publicidad e Informacion S.A.	623
60,702		Thomas Nelson, Inc	1,321
334,685		Thomson Corp	11,209
1,831,460		Toppan Printing Co Ltd	19,330
1,531,438		Tribune Co	53,876
1,282,477		Trinity Mirror plc	14,168
873,206		United Business Media PLC	7,755
339,375	*	Valassis Communications, Inc	12,574
863,974		Viacom, Inc (Class A)	27,837
13,861,952		Viacom, Inc (Class B)	443,860
145,595		VNU NV	4,054
27,209		Washington Post Co (Class B)	22,720
18,503		West Australian Newspapers Holdings Ltd	113
277,461		Wiley (John) & Sons, Inc (Class A)	11,024
356,155		Wolters Kluwer NV	6,801
510,831		Yell Group plc	3,886

		TOTAL PRINTING AND PUBLISHING	1,345,170

RAILROAD TRANSPORTATION - 0.44%
3,009,146		Brambles Industries Ltd	18,659
1,167,414		Brambles Industries plc	6,376
2,020,751		Burlington Northern Santa Fe Corp	95,137
78,794		Canadian National Railway Co	4,543
725,491		Canadian National Railway Co (Canada)	41,866
527,521		Canadian Pacific Railway Ltd	18,257
2,059,175		CSX Corp	87,844
909,378		Firstgroup plc	5,356
124,401		Florida East Coast Industries	5,387
175,324	*	Genesee & Wyoming, Inc (Class A)	4,771
506,268	e*	Kansas City Southern Industries, Inc	10,216
293,000		Keihin Electric Express Railway Co Ltd	1,790
1,192,000		Kintetsu Corp	3,627
2,072,000		Nippon Express Co Ltd	8,966
2,859,369		Norfolk Southern Corp	88,526
477,000		Odakyu Electric Railway Co Ltd	2,523
515,000		Tobu Railway Co Ltd	1,864
1,215,267		Union Pacific Corp	78,749

		TOTAL RAILROAD TRANSPORTATION	484,457

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

REAL ESTATE - 0.38%
6,011		Aedes S.p.A.	$39
150,800		Aeon Mall Co Ltd	5,292
382,716	*	Alderwoods Group, Inc	5,500
953,000		Ascendas Real Estate Investment Trust	1,247
2,095		Bail Investissement Fonciere	89
42,043		Beni Stabili S.p.A.	43
808,484		Bovis Homes Group plc	10,275
492,535		British Land Co plc	7,720
63,311		Brixton plc	403
259,231		Brookfield Properties Corp	7,334
123,000	*	Brookfield Properties Corp	3,542
38,716	*	California Coastal Communities, Inc	1,331
7,049		Capital & Regional plc	102
9,610		Capital Properties New Zealand Ltd	9
3,921,587		CapitaLand Ltd	5,517
578		Capona AB	8
334,278	*	CB Richard Ellis Group, Inc	14,661
1,391,128		Centro Properties Group (New)	6,228
958,466		CFS Gandel Retail Trust	1,222
2,456,707		Cheung Kong Holdings Ltd	23,821
30,000		Chinese Estates Holdings Ltd	26
672,802		City Developments Ltd	2,982
5,780	*	City Developments Ltd Wts 05/10/06	17
6,738		Cofinimmo	1,056
2,381,361		Commonwealth Property Office Fund	2,291
34,584		Consolidated-Tomoka Land Co	2,974
8,240		Countrywide plc	44
8,314		Crest Nicholson plc	57
238,000		Daibiru Corp	1,722
3,000		Daiwa Kosho Lease Co Ltd	16
4,747,031		DB RREEF Trust	4,924
2,748		Derwent Valley Holdings plc	58
224		Deutsche Wohnen AG.	49
32,706		Fadesa Inmobiliaria S.A.	935
5,939,398		Far East Consortium	2,486
175,709		Forest City Enterprises, Inc (Class A)	12,475
6,471		Freeport plc	51
3,900		Gecina S.A.	444
2,298,566		General Property Trust	6,385
660		Goldcrest Co Ltd	37
19,000		Guocoland Ltd	17
362,861		Hammerson plc	5,773
543,000		Hang Lung Group Ltd	961
3,593,500		Hang Lung Properties Ltd	5,268
377,965		Harvey Norman Holdings Ltd	718
3,500		Heiwa Real Estate Co Ltd	14
1,048,118		Henderson Land Development Co Ltd	4,992
6		Hoosiers Corp	24
1,313,000		Hopewell Holdings	3,360
37,238	e*	HouseValues, Inc	673
603,255		Hysan Development Co Ltd	1,249
7	*	IDU Co	11
16,000		Inmobiliaria Colonial S.A.	852
5,974		Inmobiliaria Urbis S.A.	112
381		Intershop Holdings	70
5,600	*	IRSA Inversiones y Representaciones S.A.	68
34,348		IVG Immobilien AG.	635
80		Japan Prime Realty Investment Corp	237

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

259,227	*	Jones Lang LaSalle, Inc	$11,466
1,149,679		Kerry Properties Ltd	2,551
486,700		Kiwi Income Property Trust	372
22,974		Klepierre	2,188
3,263		Klovern AB	11
1,926		Kungsleden AB	51
410,400		Leopalace21 Corp	6,811
2,173,401		Macquarie Goodman Group	6,759
1,506		McInerney Holdings plc	16
547,723	*	Meinl European Land Ltd	9,495
1,616	v*	Metrovacesa S.A.	96
32,306		Metrovacesa S.A.	1,902
38,448	*	Metrovacesa S.A. Rts	209
114,010		MI Developments, Inc	3,599
765,222		Mirvac Group	2,076
1,545,448		Mitsubishi Estate Co Ltd	16,926
1,223,198		Mitsui Fudosan Co Ltd	13,654
4,330,616		New World Development Co Ltd	5,286
921		Nexity	36
86,280		Nihon Eslead Corp	2,021
504		Nomura Real Estate Office Fund, Inc	3,832
25,694	e	Orleans Homebuilders, Inc	603
82,000		Pacific Century Premium Developments Ltd	25
5		Pacific Management Corp	20
2,246		Pillar Property plc	34
7		Recrm Research Co Ltd	13
193,480		Sacyr Vallehermoso S.A.	4,557
4,719		Shaftesbury plc	32
58,000		Singapore Land Ltd	194
2,540,427		Sino Land Co Ltd	2,697
498		Sjaelso Gruppen AS	97
1,528,433		Slough Estates plc	14,228
328,587		St. Joe Co	26,793
5,769		State Bank of India Ltd	230
674,285		Stewart Enterprises, Inc (Class A)	4,410
2,130,679		Stockland Trust Group	8,944
2,098,929		Sun Hung Kai Properties Ltd	20,638
126,000		TOC Co Ltd	515
1,417,000		Tokyo Tatemono Co Ltd	9,471
1,248,000		Tokyu Land Corp	5,849
311,015	*	Trammell Crow Co	7,539
44,167		Unibail	5,668
13,243	*	United Capital Corp	344
16,802,500		United Industrial Corp Ltd	9,892
618,916		United Overseas Land Ltd	835
1,600		Urban Corp	62
999		Vastned Retail NV	67
1,905		Wallenstam Byggnads AB	24
2,838,567		Westfield Group	38,295
32,089	*	Wihlborgs Fastigheter AB	781
193,333		Wing Tai Holdings Ltd	114
7,230	e*	ZipRealty, Inc	93

		TOTAL REAL ESTATE	410,867

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.17%
73,077		Adidas-Salomon AG.	$12,220
597	*	AEP Industries, Inc	11
87,871	*	Applied Films Corp	2,249
1,126,530		Bridgestone Corp	21,607
297		Canadian Tire Corp (Class A)	13,742
368,843		Continental AG.	26,463
379,196	e	Cooper Tire & Rubber Co	7,042
60,712	e*	Deckers Outdoor Corp	1,494
21,040		Fuji Seal International, Inc	668
1,079,992	e*	Goodyear Tire & Rubber Co	16,092
168,878	e*	Jarden Corp	9,106
282,363		Michelin (C.G.D.E.) (B Shs)	17,153
103,050		Nokian Renkaat Oyj	1,880
4,648,000	*	Nylex Ltd	914
2,679,504		Pirelli & C S.p.A.	2,787
109,172	*	Ryanair Holdings plc	839
518,000		Sanwa Shutter Corp	2,979
182,764		Schulman (A.), Inc	3,270
382,156	*	Sealed Air Corp	19,028
215,020	*	Skechers U.S.A., Inc (Class A)	3,066
150,000		Spartech Corp	2,670
57,740		Titan International, Inc	807
36,800		Toyoda Gosei Co Ltd	591
64,704	e*	Trex Co, Inc	1,663
316,018		Tupperware Corp	7,385
170,532		West Pharmaceutical Services, Inc	4,783

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	180,509

SECURITY AND COMMODITY BROKERS - 1.91%
570,150		3i Group plc	6,907
760,591		A.G. Edwards, Inc	34,341
28,370		Aberdeen Asset Management plc	60
1,393,982	*	Ameritrade Holding Corp	25,914
1,185,738		Amvescap plc	7,046
171,603	*	Archipelago Holdings, Inc	6,691
5		Asset Managers Co Ltd	24
108,009		Australian Stock Exchange Ltd	1,899
1,227		AWD Holding AG.	51
28,000	*	Babcock & Brown Ltd	293
22		Bank Sarasin & Compagnie AG.	39
883,844		Bear Stearns Cos, Inc	91,867
22,496		BKF Capital Group, Inc	853
86,156		Blackrock, Inc	6,931
263,231		Calamos Asset Management, Inc (Class A)	7,170
128,163	*	Challenger Financial Services Group Ltd	304
4,809,923		Charles Schwab Corp	54,256
149,974	e	Chicago Mercantile Exchange	44,317
461,806		Close Brothers Group plc	6,080
17,027	e	Cohen & Steers, Inc	351
2,290,877		Daiwa Securities Group, Inc	14,078
127,931		Deutsche Boerse AG.	9,949
2,877,858	*	E*Trade Financial Corp	40,261
164		E*Trade Securities Co Ltd	497
674,393		Eaton Vance Corp	16,125
286,923		Euronext NV	9,694
813,678		Federated Investors, Inc (Class B)	24,418
25,211		First Albany Cos, Inc	150
1,137,854		Franklin Resources, Inc	87,592

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

36,765		Gabelli Asset Management, Inc (Class A)	$1,625
132,320	*	GFI Group, Inc	4,711
1,976,333		Goldman Sachs Group, Inc	201,625
217,570	e	Greenhill & Co, Inc	8,814
236,760		Hellenic Exchanges S.A.	1,743
3,265,870		Hong Kong Exchanges & Clearing Ltd	8,421
2,167,765	*	Instinet Group, Inc	11,359
6,978	*	International Securities Exchange, Inc	175
333,453	*	Investment Technology Group, Inc	7,009
3,777,000		Itochu Corp	19,000
6,000		Jafco Co Ltd	317
1,129,818		Janus Capital Group, Inc	16,992
240,527	e	Jefferies Group, Inc	9,114
202,200		Julius Baer Holding AG.	12,374
733,604	*	Knight Capital Group, Inc	5,590
323,878	e*	LaBranche & Co, Inc	2,040
35,994	*	Ladenburg Thalmann Financial Services, Inc	21
617,143		Legg Mason, Inc	64,251
2,085,341		Lehman Brothers Holdings, Inc	207,033
509,958		Macquarie Bank Ltd	23,145
501,857		Man Group plc	12,972
166,393	e*	MarketAxess Holdings, Inc	1,880
6,314,734		Marubeni Corp	21,550
1,005,058		Matsui Securities Co Ltd	10,729
964,000		Melco International Development	1,151
5,761,392		Merrill Lynch & Co, Inc	316,934
3,412,750		Mitsubishi Corp	46,196
4,992,822		Mitsui & Co Ltd	47,107
6,991,016		Morgan Stanley	366,819
1,846	*	Morningstar, Inc	52
264,946	*	Nasdaq Stock Market, Inc	4,997
1,942,494		Nikko Cordial Corp	8,495
2,558,002		Nomura Holdings, Inc	30,418
348,815		Nuveen Investments, Inc	13,122
68,541	*	OMX AB	780
142,656		optionsXpress Holdings, Inc	2,168
517,000	b,v*	Peregrine Investment Holdings	-
123,189	*	Piper Jaffray Cos	3,749
10,000	*	Privee Zurich Turnaround Group Co Ltd	28
381,048		Raymond James Financial, Inc	10,765
5	*	Risa Partners, Inc	16
74,487		Sanders Morris Harris Group, Inc	1,281
12,277		SBI Holdings, Inc	4,112
2	*	Secured Capital Japan Co Ltd	6
4	*	Secured Capital Japan Co Ltd	10
355,502		SEI Investments Co	13,278
657,000		Shinko Securities Co Ltd	2,069
368,000		Singapore Exchange Ltd	459
42,875	*	Stifel Financial Corp	1,036
92,839		SWS Group, Inc	1,595
634,561		T Rowe Price Group, Inc	39,723
93,186		TSX Group, Inc	2,778
692		Union Financiere de France Banque S.A.	31
8,746		Value Line, Inc	343
436,805		Waddell & Reed Financial, Inc (Class A)	8,081

		TOTAL SECURITY AND COMMODITY BROKERS	2,078,247

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

SOCIAL SERVICES - 0.01%
159,287	*	Bright Horizons Family Solutions, Inc	$6,486
24,928	*	Providence Service Corp	619
104,383	*	Res-Care, Inc	1,416

		TOTAL SOCIAL SERVICES	8,521

SPECIAL TRADE CONTRACTORS - 0.05%
1,804		Ascom Holding AG.	24
347,301	*	Asiainfo Holdings, Inc	1,914
183,501		Chemed Corp	7,502
164,634	*	Comfort Systems U.S.A., Inc	1,083
481,977	*	Dycom Industries, Inc	9,548
14,086		eAccess Ltd	9,417
117,342	*	EMCOR Group, Inc	5,738
351,438		Grafton Group plc	4,071
155,519	*	Insituform Technologies, Inc (Class A)	2,493
188,338	e*	Integrated Electrical Services, Inc	367
224,000		Kinden Corp	1,655
59,259	*	Layne Christensen Co	1,177
101,588	e*	Matrix Service Co	465
901,586	*	Quanta Services, Inc	7,934

		TOTAL SPECIAL TRADE CONTRACTORS	53,388

STONE, CLAY, AND GLASS PRODUCTS - 0.39%
49,751	e*	Anchor Glass Container Corp	67
184,691		Apogee Enterprises, Inc	2,839
850,000		Asahi Glass Co Ltd	8,890
543,777		Boral Ltd	2,676
2,477,331		BPB plc	23,438
172,184	e*	Cabot Microelectronics Corp	4,992
79,215		CARBO Ceramics, Inc	6,255
4,700		Cemex S.A. de C.V. (Spon ADR)	199
135,000		Central Glass Co Ltd	842
133,425		Cimpor Cimentos de Portugal S.A.	750
609,000		Compagnie de Saint-Gobain	33,700
511,353		CRH plc	13,451
519,454		CRH plc (Ireland)	13,774
5,060,022		CSR Ltd	10,299
80,688		Eagle Materials, Inc	7,471
42,117		Eagle Materials, Inc (Class B)	3,811
694,410		Gentex Corp	12,638
1,392,429		Hanson plc	13,361
28,360	v*	HeidelbergCement AG.	-
64,779		Heidelberger Zement AG. (Germany)	4,665
1,232,932		Holcim Ltd (Regd)	74,913
276,380		Hoya Corp	31,781
262,695		Italcementi S.p.A.	4,099
1,168,905		James Hardie Industries NV	6,730
310,848		Lafarge North America, Inc	19,409
250,610		Lafarge S.A. (Br)	22,788
81,407		Libbey, Inc	1,287
2,574,028		Nippon Sheet Glass Co Ltd	10,035
727,015	*	Owens-Illinois, Inc	18,212
3,643,828		Pilkington plc	7,802

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

2,601,869		Rinker Group Ltd	$27,596
6,420,000		Sumitomo Osaka Cement Co Ltd	17,002
1,535,363		Taiheiyo Cement Corp	4,087
188,000		Toto Ltd	1,483
63,363	*	U.S. Concrete, Inc	410
207,652	b,e*	USG Corp	8,825
106,850		Wienerberger AG.	4,960

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	425,537

TEXTILE MILL PRODUCTS - 0.01%
23,627	*	Dixie Group Inc	416
130,000		EganaGoldpfeil Holdings Ltd	31
87,500	*	Gildan Activewear, Inc	2,295
29,000		Nitto Boseki Co Ltd	60
76,666	e	Oxford Industries, Inc	3,300
40,000		Peace Mark Holdings Ltd	10
270,000		Seiren Co Ltd	2,651
30,553	*	Volcom, Inc	818
59,632	*	Xerium Technologies, Inc	707

		TOTAL TEXTILE MILL PRODUCTS	10,288

TOBACCO PRODUCTS - 1.09%
499,657		Altadis S.A.	20,912
15,588,320		Altria Group, Inc	1,007,941
37,079		ITC Ltd	1,405
2,332		Japan Tobacco, Inc	31,030
288,118		Loews Corp (Carolina Group)	9,600
696,877		Reynolds American, Inc	54,914
154,339		Universal Corp (Virginia)	6,757
1,140,215		UST, Inc	52,062
144,848	e	Vector Group Ltd	2,690

		TOTAL TOBACCO PRODUCTS	1,187,311

TRANSPORTATION BY AIR - 0.47%
262,879	*	ABX Air, Inc	2,142
8,074,000	*	Air China Ltd (Class H)	2,715
314,453		Air France-KLM	4,766
523,748	e*	Airtran Holdings, Inc	4,834
370,066	*	Alaska Air Group, Inc	11,009
115,000		All Nippon Airways Co Ltd	350
206,270	e*	America West Holdings Corp (Class B)	1,238
1,310,695	e*	AMR Corp	15,873
1,397,776		Auckland International Airport Ltd	2,320
2,945,734		BAA plc	32,652
2,669,621	*	British Airways plc	12,531
1,316,800		Cathay Pacific Airways Ltd	2,390
1,605,449	e*	Continental Airlines, Inc (Class B)	21,320
739,375	e*	Delta Air Lines, Inc	2,780
174,475		Deutsche Lufthansa AG. (Regd)	2,133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

480,465	*	easyJet plc	$2,101
242,212	*	EGL, Inc	4,922
607,827	*	ExpressJet Holdings, Inc	5,173
1,852,274		FedEx Corp	150,053
12,548		Flughafen Wien AG.	815
250,052	e*	FLYi, Inc	188
5,592		Freightways Ltd	12
213,971	*	Frontier Airlines, Inc	2,210
1,200		Gol Linhas Aereas Inteligentes S.A. (ADR)	36
2,100		Grupo Aeroportuario del Sureste S.A. de C.V. (ADR)	67
1,764,647		Iberia Lineas Aereas de Espana	5,044
150,000		Japan Airlines System Corp	404
403,721	e*	JetBlue Airways Corp	8,252
800		Kintetsu World Express, Inc	16
12,304		Kobenhavns Lufthavne As	2,921
53,726	e*	MAIR Holdings, Inc	475
203,120	e*	Mesa Air Group, Inc	1,363
1,952		Norbert Dentressangle	92
3,991,435	e*	Northwest Airlines Corp	18,201
135,970	*	Offshore Logistics, Inc	4,465
372	*	Petroleum Helicopters (Vote)	9
145,647	e*	Pinnacle Airlines Corp	1,251
708,000		Pos Malaysia & Services Holdings Bhd	651
4,291,510	*	Qantas Airways Ltd	10,985
70,635	*	Republic Airways Holdings, Inc	1,021
15,383	e*	Ryanair Holdings plc (Spon ADR)	690
3,630,238		SABMiller plc	56,582
74,561	*	SAS AB	641
3,000		Senko Co Ltd	10
799,502		Singapore Airlines Ltd	5,299
529,919		Skywest, Inc	9,634
6,018,253	e	Southwest Airlines Co	83,834
2,114,011		Swire Pacific Ltd (A Shs)	18,634
96	v*	Swissair Group	-
6,700	b,e*	UAL Corp	11
104,688	*	World Air Holdings, Inc	1,227

		TOTAL TRANSPORTATION BY AIR	516,342

TRANSPORTATION EQUIPMENT - 2.81%
208,490	*	AAR Corp	3,275
74,194	*	Accuride Corp	789
135,704	*	Aftermarket Technology Corp	2,365
121,200		Alpine Electronics, Inc	1,758
428,006		American Axle & Manufacturing Holdings, Inc	10,816
104,111		Arctic Cat, Inc	2,137
190,323	*	Armor Holdings, Inc	7,539
517,819		ArvinMeritor, Inc	9,212
632,823		Autoliv, Inc	27,718
4,575,442		BAE Systems plc	23,453
218,001		Bayerische Motoren Werke AG.	9,922
447,923		BBA Group plc	2,477
5,429,578		Boeing Co	358,352
1	*	Bombardier, Inc (Class A)	-
816,208	*	Bombardier, Inc (Class B)	1,739
3,300		Brilliance China Automotive Holdings Ltd (Spon ADR)	58
456,999	e	Brunswick Corp	19,797
46,500		CAE, Inc	249

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		VALUE (000)

327,885	Clarcor, Inc	$9,591
84,031	Coachmen Industries, Inc	1,053
186,121	Cobham plc	4,716
2,334,263		DaimlerChrysler AG. (Regd)	94,493
17,259		DaimlerChrysler AG. (U.S.)	699
685,504		Dana Corp	10,289
23,792,420		Delphi Corp	110,635
1,115,387		Denso Corp	25,350
22,782		DSV a/s	1,933
30,201	*	Ducommun, Inc	511
16,172		ElringKlinger AG.	1,162
3,490	*	Fairchild Corp (Class A)	10
293,147	e	Federal Signal Corp	4,573
7,256,083	*	Fiat S.p.A.	52,587
8,706,692		Finmeccanica S.p.A.	8,110
338,840	e*	Fleetwood Enterprises, Inc	3,439
10,036,701		Ford Motor Co	102,776
53,966	*	Freightcar America, Inc	1,070
282,156	*	GenCorp, Inc	5,434
1,300,136		General Dynamics Corp	142,417
1,837,646	e	General Motors Corp	62,480
918,739		Genuine Parts Co	37,751
3,008,000		Goodpack Ltd	2,490
565,347		Goodrich Corp	23,157
32,493		Greenbrier Cos, Inc	881
168,915	*	Group 1 Automotive, Inc	4,061
1,442,567	e	Harley-Davidson, Inc	71,551
208,258	e	Harsco Corp	11,361
241,314	*	Hayes Lemmerz International, Inc	1,718
120,188	e	Heico Corp	2,814
4,116		Heico Corp (Class A)	74
146,500		Hino Motors Ltd	848
1,155,324		Honda Motor Co Ltd	56,794
750,000		Hongkong Land Holdings Ltd	2,089
540,746		ITT Industries, Inc	52,793
1,535,035		Jardine Cycle & Carriage Ltd	12,059
513,377		JLG Industries, Inc	14,108
146,807		Kaman Corp (Class A)	2,648
272,185		Kawasaki Heavy Industries Ltd	521
1,800		Keihin Corp	29
3,245,912		Keppel Corp Ltd	23,961
2,678,227		Lockheed Martin Corp	173,737
373,010		Magna International, Inc (Class A)	26,209
164,300	*	Magna International, Inc (Class A)	11,557
365,534		MAN AG.	15,143
219,500	v*	Mascotech (Escrow)	-
35,000		Mazda Motor Corp	131
140,000		Mitsui Engineering & Shipbuilding Co Ltd	273
172,160		Monaco Coach Corp	2,959
288,906	*	Navistar International Corp	9,245
4,273,968		Nissan Motor Co Ltd	42,291
53,058		Noble International Ltd	1,250
3,909,464		Northrop Grumman Corp	215,998
11		NWS Holdings Ltd	-
390,341	e*	Orbital Sciences Corp	3,864
179,283		Oshkosh Truck Corp	14,034
839,874		Paccar, Inc	57,111
1,705,903	*	Pactiv Corp	36,813
308,162		Peugeot Citroen S.A.	18,180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

237,686	e	Polaris Industries, Inc	$12,835
54,844	*	R&B, Inc	770
4,804	*	Raytech Corp	6
462,245		Renault S.A.	40,617
1,835,066		Rolls-Royce Group plc	9,419
370,000		SembCorp Marine Ltd	575
37,322	*	Sequa Corp (Class A)	2,470
91,078		Shimano, Inc	2,582
1,537,282		Siemens AG.	111,854
104,837		Smith (A.O.) Corp	2,800
1,053,048		Smiths Group plc	17,287
100		Spartan Motors, Inc	1
1,985	e*	Sports Resorts International, Inc	2
61,323		Standard Motor Products, Inc	809
142,004	e	Superior Industries International, Inc	3,365
307,592	*	Tenneco Automotive, Inc	5,118
565,875		Textron, Inc	42,922
49,928		Thales S.A.	2,023
263,259		Thor Industries, Inc	8,274
2,800		Tokai Rika Co Ltd	46
1,966,979		Tomkins plc	9,191
435,473		Toyota Industries Corp	11,848
5,802,506		Toyota Motor Corp	207,254
219,953	e	Trinity Industries, Inc	7,045
120,755	*	Triumph Group, Inc	4,198
359,960	*	TRW Automotive Holdings Corp	8,823
7,639,574		United Technologies Corp	392,292
68,285		Valeo S.A.	3,060
580,665		Volkswagen AG.	26,426
90,782		Volvo AB	3,571
502,388		Volvo AB (B Shs)	20,398
216,224	e	Wabash National Corp	5,239
316,879		Westinghouse Air Brake Technologies Corp	6,807
169,595	e	Winnebago Industries, Inc	5,554
581,700		Yamaha Motor Co Ltd	10,646

		TOTAL TRANSPORTATION EQUIPMENT	3,061,614

TRANSPORTATION SERVICES - 0.15%
689,994		Amadeus Global Travel Distribution S.A. (A Shs)	6,031
58,590		Ambassadors Group, Inc	2,179
955,561		Arriva plc	9,314
5,000		BSL Corp	11
24,824		Buhrmann NV	243
650,425		C.H. Robinson Worldwide, Inc	37,855
14,000		Canon Sales Co, Inc	235
52,888	*	Cargotec Corp	1,477
3,700		Citic Pacific Ltd (ADR)	54
2,034		Clarkson plc	29
47,519	*	Dynamex, Inc	810
160,706		Empresa Brasileira de Aeronautica S.A. (ADR)	5,315
559,921		Expeditors International of Washington, Inc	27,890
329,397		GATX Corp	11,364
2,763		Go-Ahead Group plc	67
1,700		Guangshen Railway Co Ltd (Spon ADR)	31
31,900		Hamakyorex Co Ltd	1,169
2,000		Hong Kong Aircraft Engineerg	13
169,986	*	HUB Group, Inc	4,258

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

62,000		Keisei Electric Railway Co Ltd	$309
2,353		Koninklijke Vopak NV	59
1,217		Kuoni Reisen Holding (Regd)	494
2,500		Lan Airlines S.A.	87
1,239,409		Macquarie Airports	3,367
141,153		National Express Group plc	2,297
93,193	e*	Navigant International, Inc	1,369
1,136	*	New World TMT Ltd	-
6,000		Nissin Corp	19
5,611		Northgate plc	91
281,512	*	Pacer International, Inc	6,134
229,296		Patrick Corp Ltd	974
146,084	*	Pegasus Solutions, Inc	1,629
1,196,000		PLUS Expressways BHD	1,032
2,686		Port of Tauranga Ltd	9
207,434	*	RailAmerica, Inc	2,468
1,601		Royal P&O Nedlloyd NV	109
858,222		Sabre Holdings Corp	17,122
4,000	*	Societe des Autoroutes du Nord et de l'Est de la France	215
742,586		Stagecoach Group plc	1,571
273,497		Toll Holdings Ltd	2,715
20,000	*	Tomen Corp	29
261,000		Toyota Tsusho Corp	4,244
98,056		UTI Worldwide, Inc	6,827

		TOTAL TRANSPORTATION SERVICES	161,515

TRUCKING AND WAREHOUSING - 0.35%
223,601		Arkansas Best Corp	7,113
234,872	*	Central Freight Lines, Inc	611
356,600		CNF, Inc	16,011
46,394	*	Covenant Transport, Inc (Class A)	612
258,185		Forward Air Corp	7,299
66,656	*	Frozen Food Express Industries	755
286,620		Heartland Express, Inc	5,569
515,763		Hunt (J.B.) Transport Services, Inc	9,954
298,194	*	Landstar System, Inc	8,982
35,519	*	Marten Transport Ltd	746
83,000		Mitsubishi Logistics Corp	844
9,000		Nippon Konpo Unyu Soko Co Ltd	97
98,103	*	Old Dominion Freight Line	2,632
176,884		Overnite Corp	7,602
74,780	*	P.A.M. Transportation Services	1,257
35,027	*	Quality Distribution, Inc	310
93,592	*	SCS Transportation, Inc	1,666
864,000		Seino Transportation Co Ltd	7,794
703,000		Singapore Post Ltd	414
133,044	*	Sirva, Inc	1,132
1,275,000		Sumitomo Warehouse Co Ltd	6,890
228,595	e*	Swift Transportation Co, Inc	5,324
769,758		TNT NV	19,479
34,108	*	U.S. Xpress Enterprises, Inc (Class A)	406
3,385,785		United Parcel Service, Inc (Class B)	234,161
46,427	*	Universal Truckload Services, Inc	784
22,877	*	USA Truck, Inc	566
293,885	e	Werner Enterprises, Inc	5,772
774,893		Yamato Transport Co Ltd	10,724
269,204	*	Yellow Roadway Corp	13,676

		TOTAL TRUCKING AND WAREHOUSING	379,182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

WATER TRANSPORTATION - 0.19%
2,851		A.P. Moller-Maersk a/s	$27,129
254,093		Alexander & Baldwin, Inc	11,777
768,946	*	Aries Maritime Transport Ltd	9,612
317,084		Associated British Ports Holdings plc	2,793
11,760		Attica Enterprises Holding S.A.	39
1,212		Brostrom AB	19
518,984		Carnival plc	29,438
5,100,463		China Shipping Development Co Ltd	3,845
208,000		Chuan Hup Holdings Ltd	95
16,809		Compagnie Maritime Belge S.A.	524
387,000		Cosco Corp (Singapore) Ltd	443
23,317,000	*	COSCO Holdings	11,474
580,069		CP Ships Ltd	9,117
327		D/S Torm a/s	18
591		DFDS A/S	40
49,436		Euronav NV	1,449
142,779		Exel plc	2,167
18,279		Frontline Ltd	726
83,582	e*	Gulfmark Offshore, Inc	2,283
71,810	*	Hornbeck Offshore Services, Inc	1,945
3,000		Iino Kaiun Kaisha Ltd	14
1,058		Irish Continental Group plc	12
89,000		Jaya Holdings Ltd	58
383,032		Kamigumi Co Ltd	2,950
317,000		Kawasaki Kisen Kaisha Ltd	1,869
135,836	*	Kirby Corp	6,126
121,000		Malaysia International Shipping Corp Bhd	569
16,420		Maritrans, Inc	444
2,015,000		Mitsui OSK Lines Ltd	12,371
220,000		Neptune Orient Lines Ltd	492
1,948,000		Nippon Yusen Kabushiki Kaisha	11,146
158,624	*	Odyssey Marine Exploration, Inc	790
146,461		Overseas Shipholding Group, Inc	8,736
1,103,000		Pacific Basin Shipping Ltd	523
727,635		Peninsular & Oriental Steam Navigation Co	4,129
489,701	e	Royal Caribbean Cruises Ltd	23,682
49,375	*	Seabulk International, Inc	1,049
17,956		Stolt-Nielsen S.A.	599
1,069,529	*	TBS International Ltd	10,845
75,287		Uponor Oyj	1,464
5,682		Wilhelmsen (Wilh) ASA	142

		TOTAL WATER TRANSPORTATION	202,943

WHOLESALE TRADE-DURABLE GOODS - 1.47%
61,047	e*	1-800 Contacts, Inc	1,183
1,237		Aalberts Industries NV	57
411,200		Adesa, Inc	8,952
75,126		AGFA Gevaert NV	2,078
353,086		Agilysys, Inc	5,544
227,794		Applied Industrial Technologies, Inc	7,355
823,979	*	Arrow Electronics, Inc	22,379
146,261	*	Aviall, Inc	4,620
820,909	*	Avnet, Inc	18,495
3,197		Bajaj Auto Ltd	99
82,287		Barnes Group, Inc	2,724
93,384	*	Beacon Roofing Supply, Inc	2,456

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

26,609	*	BioVeris Corp	$116
60,538		BlueLinx Holdings, Inc	640
297,807	e	BorgWarner, Inc	15,983
20,623	*	Boyds Collection Ltd	37
83,824		Building Materials Holding Corp	5,808
2,000		Bunka Shutter Co Ltd	11
13,299		C.I.R. S.p.A.	37
46,633	*	Castle (A.M.) & Co	721
12,115	*	Charter plc	66
116,196	e*	Conceptus, Inc	657
195,375	*	Cookson Group plc	1,065
554,490	*	Cytyc Corp	12,232
60,127	*	Department 56, Inc	616
3,367		D'ieteren NV	696
186,349	*	Digi International, Inc	2,210
42,432	*	Drew Industries, Inc	1,926
2,638	*	Dura Automotive Systems, Inc	11
107,776		Finning International, Inc	3,181
303,000		Fuji Electric Co Ltd	919
191,373	*	Genesis Microchip, Inc	3,533
4,900		Hakuto Co Ltd	75
1,726		Hellaby Holdings Ltd	7
18,000		HTL International Holdings Ltd	15
523,914		Hughes Supply, Inc	14,722
30,690	*	Huttig Building Products, Inc	335
11,435	*	Hyundai Motor Co	191
518,700		IKON Office Solutions, Inc	4,933
108,151	*	Imagistics International, Inc	3,028
3,200		Inaba Denki Sangyo Co Ltd	95
1,269		Indus Holding AG.	37
590,226	*	Ingram Micro, Inc (Class A)	9,243
315,751	*	Insight Enterprises, Inc	6,372
21,445	e*	INTAC International	129
79,082	*	Interline Brands, Inc	1,566
10,200,000		JG Summit Holdings	657
18,010,769		Johnson & Johnson	1,170,700
5,000		Juki Corp	20
1,113		Kaufman & Broad S.A.	67
86,029	*	Keystone Automotive Industries, Inc	2,127
196,820		Kingspan Group plc	2,326
219,992		Knight Transportation, Inc	5,352
357,800		Kuroda Electric Co Ltd	8,391
28,997		Lawson Products, Inc	1,126
628		Lindex AB	29
88,874	*	LKQ Corp	2,413
357,922		Martin Marietta Materials, Inc	24,740
33,136	b,e*	MCSi, Inc	-
61,982	e*	Merge Technologies, Inc	1,162
107,341	*	Microtek Medical Holdings, Inc	394
338,700		Mitsumi Electric Co Ltd	3,475
3,250,000		MMC Corp Bhd	1,651
206,858	e*	Navarre Corp	1,654
33,196	e*	Neoforma, Inc	224
473,920		Omnicare, Inc	20,108
582,100		Orient Overseas International Ltd	2,536
274,325		Owens & Minor, Inc	8,874
642,124	*	Patterson Cos, Inc	28,947
360,238		Pep Boys-Manny Moe & Jack	4,878
10,059	*	Pomeroy IT Solutions, Inc	102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

416,538	*	PSS World Medical, Inc	$5,186
174,680		Reliance Steel & Aluminum Co	6,475
138,867	e	Ryerson Tull, Inc	1,982
800		Ryoyo Electro Corp	13
8,000		Sanyo Denki Co Ltd	38
343,241		SCP Pool Corp	12,044
1,454,194		SembCorp Logistics Ltd	1,482
29,892,500	*	Semen Cibinong Tbk PT	1,739
35,000		Showa Electric Wire & Cable Co Ltd	43
239,881		SSL International plc	1,214
27,181	*	Strattec Security Corp	1,480
1,107,324	*	Sycamore Networks, Inc	3,820
129,956	*	TBC Corp	3,526
281,179	*	Tech Data Corp	10,294
1,219,242		Techtronic Industries Co	3,072
970,528		Terumo Corp	27,949
6,626	v*	Timco Aviation Services, Inc	1
21,169	*	Timco Aviation Services, Inc Wts 02/27/07	-
241,072	*	Tyler Technologies, Inc	1,823
60,570		USS Co Ltd	3,858
1,215,989	*	Visteon Corp	7,332
445,050		W.W. Grainger, Inc	24,384
220,873	*	WESCO International, Inc	6,931
621,317		Wesfarmers Ltd	18,846
79,615	e*	West Marine, Inc	1,438
4,371		Westbury plc	35
9,540		Zodiac S.A.	512

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,604,625

WHOLESALE TRADE-NONDURABLE GOODS - 1.19%
75,910		Aceto Corp	568
19,087	*	Advanced Marketing Services, Inc	95
289,081		Airgas, Inc	7,132
724,839		Alliance Unichem plc	11,016
229,191	e*	Allscripts Healthcare Solutions, Inc	3,807
717,200		Altana AG.	40,966
1,025,001	e	AmerisourceBergen Corp	70,879
11,719	*	Ashtead Group plc	22
377		Barry Callebaut AG.	96
629,629		Billabong International Ltd	6,517
129,676	*	BioScrip, Inc	778
2,200		Braskem S.A. (ADR)	37
501	*	Bridgford Foods Corp	4
3,771,214		British American Tobacco plc	72,661
439,245		Brown-Forman Corp (Class B)	26,557
3,804,746		Cardinal Health, Inc	219,077
182,076		Celesio AG.	14,249
76,681	e*	Central European Distribution Corp	2,863
145,809		Ciba Specialty Chemicals AG. (Regd)	8,481
107,514		Clariant AG.	1,425
1,929		Compagnie Plastic-Omnium S.A.	49
3,400		Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Spon ADR)	68
3,600		Companhia de Bebidas das Americas (ADR)	111
3,300		Companiai Cervecerias Unidas S.A. (ADR)	79
3,651		Croda International plc	25
1,156,818	*	Dean Foods Co	40,766
6,900		Dr Reddy's Laboratories Ltd (ADR)	117
8,267		DS Smith plc	22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

227,499	*	Endo Pharmaceuticals Holdings, Inc	$5,979
3,698		Foodland Associated Ltd	76
10,000		Fujiya Co Ltd	22
413,437		Fyffes plc	1,236
12,247	*	Green Mountain Coffee, Inc	416
4,000		Gun-Ei Chemical Industry Co Ltd	15
19,924		H. Lundbeck a/s	501
157,711	*	Hain Celestial Group, Inc	3,075
153,195		Handleman Co	2,529
19,000		Hanwa Co Ltd	65
411,289	*	Henry Schein, Inc	17,077
106,285		Iaws Group plc	1,486
1,421,635		Imperial Tobacco Group plc	38,219
58,358		Inchcape plc	2,146
581,059		Inditex S.A.	14,937
20,000		Iwatani International Corp	51
1,600	*	Jilin Chemical Industrial Co Ltd	39
13,848,500		Kalbe Farma Tbk PT	1,244
10,700		Kemira GrowHow Oyj	87
44,975		Kenneth Cole Productions, Inc (Class A)	1,400
197,900		Kokuyo Co Ltd	2,667
250,527		K-Swiss, Inc (Class A)	8,102
2,281,019		Li & Fung Ltd	4,719
18,752	*	Maui Land & Pineapple Co	714
2,464,338		McKesson Corp	110,378
291,594	*	Men's Wearhouse, Inc	10,040
133,551	*	Metals USA, Inc	2,540
122,114		Myers Industries, Inc	1,526
76,174	e	Nash Finch Co	2,799
1,365,408	e	Nike, Inc (Class B)	118,244
6	*	Ninety-Nine Plus, Inc	33
15,000		Nippon Soda Co Ltd	46
444,472		Nu Skin Enterprises, Inc (Class A)	10,356
57,987	*	Nuco2, Inc	1,489
1,373,000	*	Olam International Ltd	716
41,216		Oriflame Cosmetics S.A. (SDR)	938
838,443		PaperlinX Ltd	1,911
286,577	*	Performance Food Group Co	8,657
37,757	*	Perry Ellis International, Inc	883
1,400		Pescanova S.A.	34
92,414	f,v*	Priority Healthcare Corp (Class A)	2,344
98,835	*	Priority Healthcare Corp (Class B)	2,506
52,400	e*	Provide Commerce, Inc	1,131
5,631		Recordati S.p.A.	41
247,866	e	Reebok International Ltd	10,368
120,037		Reliance Industries Ltd	1,767
700		Rock Field Co Ltd	11
4,500		Sadia S.A. (ADR)	87
2,706,693		Safeway, Inc	61,144
117,900		Santen Pharmaceutical Co Ltd	2,679
137,874	*	School Specialty, Inc	6,411
1,434,000		Scomi Group Bhd	561
2,200		Sinopec Shanghai Petrochemical Co Ltd (Spon ADR)	76
79,479	*	Smart & Final, Inc	974
1,700		Sociedad Quimica y Minera de Chile S.A. (Spon ADR)	170
183,900	*	Source Interlink Cos, Inc	2,275
92,487	*	Spartan Stores, Inc	1,357
2,624		Stada Arzneimittel AG.	96
247,642		Stride Rite Corp	3,415

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES					VALUE (000)

1,038,968		Supervalu, Inc			$33,881
731,850		Swedish Match AB			8,304
3,521,098		Sysco Corp			127,428
481,000		Tanabe Seiyaku Co Ltd			4,622
34,346		The Andersons, Inc			1,230
6,000		Tokai Carbon Co Ltd			25
38,000		Tokuyama Corp			270
600		Towa Pharmaceutical Co Ltd			13
8,000		Toyo Ink Manufacturing Co Ltd			30
196,368	*	Tractor Supply Co			9,642
231,363	*	TreeHouse Foods, Inc			6,596
88,800		Unilever NV			5,757
1,160,764		Unilever NV (Cert)			75,207
379,419	*	United Natural Foods, Inc			11,523
226,957	*	United Stationers, Inc			11,144
1,029,000		Universal Robina Corp			299
74,886		Valhi, Inc			1,310
500		Vina Concha Y Toro S.A. (Spon ADR)			39
3,200	*	Wimm-Bill-Dann Foods OJSC (ADR)			53

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			1,300,645

		TOTAL COMMON STOCKS			108,382,903
		(Cost $93,017,513)
PRINCIPAL

SHORT TERM INVESTMENTS - 5.03%

CERTIFICATES OF DEPOSIT - 0.09%
$ 25,000,000		First Tennessee Bank	3.280	09/07/05	24,994
25,000,000		Regions Bank (Alabama)	3.120	07/11/05	24,999
50,000,000		SunTrust Bank	3.330	10/07/05	49,978

		TOTAL CERTIFICATES OF DEPOSIT			99,971

COMMERCIAL PAPER - 2.31%
50,000,000		Abbey National North America LLC	3.050	07/25/05	49,891
50,000,000		ABN Amro North America Finance, Inc	3.000	07/11/05	49,954
50,000,000		American Express Credit Corp	3.060	07/11/05	49,955
20,000,000		American Honda Finance Corp	3.020	07/08/05	19,987
22,000,000		American Honda Finance Corp	3.010	07/11/05	21,980
28,000,000		American Honda Finance Corp	3.140	08/08/05	27,902
49,300,000		Anheuser-Busch Cos, Inc	3.130	08/15/05	49,095
8,037,000		Becton Dickinson & Co	3.110	07/29/05	8,016
100,000,000		BMW U.S. Capital Corp	3.350	07/01/05	100,000
47,500,000		Ciesco LLC	3.070	07/20/05	47,417
20,458,000	c	Ciesco LLC	3.330	08/22/05	20,360
50,000,000		CitiCorp	3.040	07/08/05	49,968
71,020,000		Coca-Cola Co	3.000	07/05/05	70,994
18,000,000	c	Corporate Asset Funding Corp, Inc	3.110	07/25/05	17,960
32,000,000	c	Corporate Asset Funding Corp, Inc	3.130	07/27/05	31,923
50,000,000	c	Corporate Asset Funding Corp, Inc	3.130	08/03/05	49,848
24,000,000	c	Dorada Finance, Inc	3.180	08/19/05	23,891
50,000,000		Eaton Corp	3.110	07/18/05	49,923
41,047,000	c	Edison Asset Securitization LLC	3.160	08/05/05	40,914
31,700,000		FCAR Owner Trust I	3.160	08/05/05	31,598
17,000,000		Gannett Co, Inc	3.100	07/06/05	16,992
32,800,000	c	Gannett Co, Inc	3.020	07/20/05	32,743

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL					VALUE (000)

$ 50,000,000	c	Govco, Inc	3.340	07/01/05	$49,995
18,000,000	c	Govco, Inc	3.180	08/19/05	17,918
50,000,000	c	Grampian Funding LLC	3.220	07/26/05	49,885
25,000,000	c	Grampian Funding LLC	3.200	08/26/05	24,869
25,000,000	c	Grampian Funding LLC	3.500	11/07/05	24,686
38,000,000	c	Greyhawk Funding LLC	3.130	08/02/05	37,888
10,000,000	c	Greyhawk Funding LLC	3.160	08/08/05	9,965
13,793,000	c	Greyhawk Funding LLC	3.320	08/23/05	13,725
35,900,000	c	Greyhawk Funding LLC	3.300	08/24/05	35,719
46,000,000	c	Harrier Finance Funding US LLC	3.070	07/25/05	45,898
30,000,000	c	Harrier Finance Funding US LLC	3.210	08/25/05	29,846
50,000,000		HSBC Finance Corp	3.110	08/01/05	49,858
50,000,000	c	IBM Capital Inc	3.010	07/13/05	49,945
12,000,000	c	Kitty Hawk Funding Corp	3.080	07/01/05	12,000
40,000,000	c	Kitty Hawk Funding Corp	3.070	07/06/05	39,982
20,000,000	c	McCormick & Co, Inc	3.160	08/15/05	19,917
50,000,000		Morgan Stanley	3.000	07/05/05	49,981
18,600,000		Paccar Financial Corp	3.120	08/10/05	18,532
41,060,000		Paccar Financial Corp	3.150	08/11/05	40,906
40,400,000		Paccar Financial Corp	3.120	08/16/05	40,230
50,000,000	c	Park Avenue Receivables Corp	3.080	07/07/05	49,972
50,000,000	c	Park Avenue Receivables Corp	3.100	07/13/05	49,945
44,353,000	c	Preferred Receivables Funding	3.070	07/12/05	44,308
16,000,000	c,d	Private Export Funding Corp	3.040	08/04/05	15,951
25,000,000		Private Export Funding Corp	3.370	09/28/05	24,792
82,843,000		Rabobank USA Finance Corp	3.370	07/01/05	82,835
17,175,000	c	Ranger Funding Co LLC	3.100	07/01/05	17,175
48,701,000	c	Ranger Funding Co LLC	3.080	07/08/05	48,670
34,000,000	c	Ranger Funding Co LLC	3.280	07/27/05	33,918
50,000,000		Royal Bank of Scotland	3.090	08/01/05	49,860
19,000,000	c	SBC Communications, Inc	3.090	07/06/05	18,991
34,200,000		SBC Communications, Inc	3.110	07/12/05	34,165
50,000,000	c	Scaldis Capital LLC	3.080	07/07/05	49,972
27,000,000		Shell Finance UK plc	3.060	07/18/05	26,958
12,600,000	c	Sherwin-Williams Co	3.080	07/18/05	12,580
10,000,000	c	Sigma Finance, Inc	3.350	08/23/05	9,951
50,000,000		Societe Generale North America, Inc	3.140	09/01/05	49,714
100,000,000		UBS Finance Delaware LLC	3.390	07/01/05	100,000
62,500,000	c	Unilever Capital Corp	3.200	07/01/05	62,500
70,000,000	c	Variable Funding Capital	3.050	07/06/05	69,968
10,000,000	c	Verizon Network Funding	3.110	07/11/05	9,991
40,000,000		Verizon Network Funding	3.120	07/22/05	39,923
50,000,000		Verizon Network Funding	3.280	08/03/05	49,850
38,745,000		Wal-Mart Stores, Inc	3.320	08/30/05	38,533

		TOTAL COMMERCIAL PAPER			2,513,578

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 1.55%
37,300,000		Federal Home Loan Bank (FHLB)	2.950	07/01/05	37,300
44,000,000		Federal Home Loan Bank (FHLB)	2.980	07/05/05	43,985
100,000,000		Federal Home Loan Bank (FHLB)	3.040	07/22/05	99,814
48,000,000		Federal Home Loan Mortgage Corp (FHLMC)	2.970	07/15/05	47,941
50,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.000	07/20/05	49,916
50,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.100	08/02/05	49,855
415,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.030	08/08/05	413,572
26,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.190	08/09/05	25,908
150,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.060	08/15/05	149,388
38,100,000		Federal National Mortgage Association (FNMA)	2.970	07/01/05	38,100
50,000,000		Federal National Mortgage Association (FNMA)	3.230	07/06/05	49,978

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL					VALUE (000)

$ 21,500,000		Federal National Mortgage Association (FNMA)	2.970	07/11/05	$21,481
15,000,000		Federal National Mortgage Association (FNMA)	3.020	07/18/05	14,977
50,000,000		Federal National Mortgage Association (FNMA)	3.170	07/20/05	49,916
50,000,000		Federal National Mortgage Association (FNMA)	3.060	07/27/05	49,885
45,500,000		Federal National Mortgage Association (FNMA)	3.090	08/03/05	45,364
100,000,000		Federal National Mortgage Association (FNMA)	3.090	08/05/05	99,683
100,000,000		Federal National Mortgage Association (FNMA)	3.040	08/09/05	99,647
100,000,000		Federal National Mortgage Association (FNMA)	3.040	08/10/05	99,638
150,000,000		Federal National Mortgage Association (FNMA)	3.350	09/28/05	148,754
50,000,000		Federal National Mortgage Association (FNMA)	3.270	11/01/05	49,416

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			1,684,518

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 0.50%
100,000,000		Federal Farm Credit Bank (FFCB)	3.250	03/20/07	99,976
50,000,000		Federal Farm Credit Bank (FFCB)	3.250	05/24/07	49,993
100,000,000		Federal Farm Credit Bank (FFCB)	3.250	05/25/07	99,985
100,000,000		Federal Farm Credit Bank (FFCB)	3.250	06/06/07	99,983
50,000,000		Federal Farm Credit Bank (FFCB)	3.260	06/08/07	49,991
100,000,000		Federal National Mortgage Association (FNMA)	3.370	07/26/05	100,002
50,000,000		Federal National Mortgage Association (FNMA)	3.235	09/07/06	49,981

		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			549,911

VARIABLE NOTES - 0.58%
50,000,000		Bank of America NA/Charlotte NC	3.315	12/15/05	49,999
50,000,000		Beta Finance, Inc	3.428	08/11/06	49,985
50,000,000		Beta Finance, Inc	3.315	09/29/06	49,983
50,000,000	d	Canadian Imperial Bank of Commerce/New York	3.410	08/09/05	49,983
50,000,000	d	CC USA, Inc	3.400	05/02/06	50,002
46,000,000		Citigroup Global Markets Holdings, Inc	3.580	02/23/07	46,069
50,000,000		Deutsche Bank AG/New York	3.420	10/13/06	49,992
50,000,000		Dorada Finance, Inc	3.425	11/09/06	49,840
50,000,000		Links Finance LLC	3.395	02/06/06	50,004
39,000,000		Links Finance LLC	3.425	11/09/06	38,993
25,000,000		Harrier Finance Funding	3.368	06/01/07	24,995
90,000,000		Sigma Finance, Inc	3.410	03/06/06	90,000
25,000,000		Wells Fargo & Co	3.520	09/29/05	25,010

		TOTAL VARIABLE NOTES			624,855

		TOTAL SHORT-TERM INVESTMENTS			5,472,833
		(Cost $5,473,723)

		TOTAL PORTFOLIO - 104.59%			113,898,418
		(Cost $98,541,586)

		OTHER ASSETS AND LIABILITIES, NET - (4.59%)			(4,997,597)

	NET ASSETS - 100.00%	$108,900,821

*	Non-income producing
b	In bankruptcy
c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

d	All or a portion of these securities have been segregated by
	the Custodian to cover margin or other requirements
	on open futures contracts.
e	All or a portion of these securities are out on loan.
f	Restricted securities - Investment in securities not registered under the
	Securities Act of 1933 or not publicly traded in foreign markets.
	At June 30, 2005, the value of theses securities amounted to
	$119,244 or 0.11% of net assets.
v	Security valued at fair value.

	For ease of presentation, we have grouped a number of industry classification categories together in
	the Statement of Investments. Note that the Accounts use more specific industry categories in following
	their investment limitations on industry concentration.

	Restricted securities held by the Account are as follows:

		ACQUISITION	ACQUISITION
	SECURITY	DATE	COST	VALUE

	BB Bioventures Lp	03/24/98	$10,326,586	$ 20,914,237
	Belo (A.H.) Corp Series B	05/23/88	1,900,588	8,432,646
	Claire's Stores, Inc (Class A)	12/07/92	411,235	5,224,526
	Dow Jones & Co, Inc (Class B)	07/31/86	6,128,067	7,313,335
	Genesoft Series C Financing	06/20/00	7,000,000	7,000,000
	Genesoft Series D Financing	08/09/01	2,000,000	2,000,000
	Imperial Credit Industry Wts 01/31/08	12/27/01	-	-
	International Hydron Liquidating Trust	11/13/97	-	600
	Lee Enterprises, Inc (Class B)	03/31/86	60,768	577,296
	McLeod (Escrow)	05/14/02	-	-
	MPM Bioventures II-QP, Lp	02/28/00	18,043,059	13,798,384
	Priority Healthcare Corp (Class A)	01/04/99	840,339	2,343,619
	Skyline Venture Partners Qualified II, Lp	02/15/00	3,525,002	3,011,085
	Skyline Venture Partners Qualified III, Lp	09/07/01	605,000	605,000
	Wrigley (Wm.) Jr Co (Class B)	04/30/86	1,873,333	48,022,784

			$52,713,977	$ 119,243,512

College Retirement Equities Fund
Transactions with Affliated Companies - Stock Account
January 1, 2005 - June 30, 2005

	Value at	Purchase		Realized	Dividend	Shares at	Value
Issue	Decenber 31, 2004	Cost	Proceeds	Gain/(Loss)	Income	June 30, 2005	June 30, 2005

Max Re Capital Ltd	$49,354,527	$ —	$ 5,328,575	$ —	$ 69,416	$—	*
Rhodia SA	**	31,650,736	23,564,827	10,961,685	—	36,116,765	62,304,254
Lear Corp	**	8,773,401	26,786,507	(14,327,401)	920,346	3,165,776	115,170,931

	$49,354,527	$40,424,137	$55,679,909	$ (3,365,716)	$989,762		$177,475,185

*	Not an Affiliate as of June 30, 2005
**	Not an Affiliate as of December 31, 2004

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	GAIN/(LOSS)

E-mini S&P 500 Index	3,835	$229,237,125	September 2005	($2,934,302)

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2005

SHARES			VALUE (000)

PREFERRED STOCK - 0.00%

PRIMARY METAL INDUSTRIES - 0.00%
13,200	v*	Superior Trust I	$-

		TOTAL PRIMARY METAL INDUSTRIES	-

		TOTAL PREFERRED STOCK	-
		(Cost $10)

COMMON STOCKS - 99.78%

APPAREL AND ACCESSORY STORES - 1.66%
3,328,451	e*	Kohl's Corp	186,094

		TOTAL APPAREL AND ACCESSORY STORES	186,094

APPAREL AND OTHER TEXTILE PRODUCTS - 0.73%
1,890,503	e	Polo Ralph Lauren Corp	81,500

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	81,500

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.45%
869,359	e	Lowe's Cos	50,614

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	50,614

BUSINESS SERVICES - 12.10%
3,920,933	e	Adobe Systems, Inc	112,217
692,562	e*	Autodesk, Inc	23,803
2,002,487	e	Automatic Data Processing, Inc	84,044
811,262	e*	Cognizant Technology Solutions Corp	38,235
4,492,266	e*	eBay, Inc	148,290
2,411,933	e*	Electronic Arts, Inc	136,540
763,489	e*	Google, Inc (Class A)	224,580
3,038	e*	IAC/InterActiveCorp Wts 02/04/09	70
1,670,741	*	McAfee, Inc	43,740
1,010,874	e*	Mercury Interactive Corp	38,777
7,924,736		Microsoft Corp	196,850
2,400	v*	NCP Litigation Trust	-
935,610	e*	Oracle Corp	12,350
2,613,997	e	SAP AG. (Spon ADR)	113,186
294,350	e*	Shanda Interactive Entertainment Ltd	10,829
383,940	e*	Sina Corp	10,712
8,009	e*	SoftBrands, Inc	14
550,000	*	Sohu.com, Inc	12,056
874	v*	Vast Solutions, Inc (Class B1)	-

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES			VALUE (000)

874	v*	Vast Solutions, Inc (Class B2)	$-
874	v*	Vast Solutions, Inc (Class B3)	-
4,267,615	e*	Yahoo!, Inc	147,873

		TOTAL BUSINESS SERVICES	1,354,166

CHEMICALS AND ALLIED PRODUCTS - 14.23%
496,219	e*	American Pharmaceutical Partners, Inc	20,469
4,121,355	*	Amgen, Inc	249,177
317,591		Colgate-Palmolive Co	15,851
1,505,380	e	Dow Chemical Co	67,035
2,080,022	e*	Genentech, Inc	166,984
696,109	e*	Gilead Sciences, Inc	30,622
5,862,598		Gillette Co	296,823
2,898,878		Lilly (Eli) & Co	161,496
12,300	e	Mylan Laboratories, Inc	237
4,079,953	e	Procter & Gamble Co	215,217
7,184,574	e	Schering-Plough Corp	136,938
2,260,001	e*	Sepracor, Inc	135,623
3,083,437	e	Teva Pharmaceutical Industries Ltd (Spon ADR)	96,018

		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,592,490

COMMUNICATIONS - 1.83%
31,060	e*	Comcast Corp (Special Class A)	930
105,329	e*	Level 3 Communications, Inc	214
4,864,271	e	Sprint Corp	122,045
15,200	b,v*	U.S. Wireless Corp	-
2,411,144	e*	XM Satellite Radio Holdings, Inc	81,159

		TOTAL COMMUNICATIONS	204,348

EATING AND DRINKING PLACES - 0.46%
1,295,924	e*	Brinker International, Inc	51,902

		TOTAL EATING AND DRINKING PLACES	51,902

ELECTRIC, GAS, AND SANITARY SERVICES - 0.83%
469,383	e	Dominion Resources, Inc	34,448
720,995	e	Exelon Corp	37,009
559,174	e	PG&E Corp	20,991

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	92,448

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 20.91%
3,774,487	e	Analog Devices, Inc	140,826
1,913,425	*	Broadcom Corp (Class A)	67,946
24,242,297	*	Cisco Systems, Inc	463,270
530	e*	Freescale Semiconductor, Inc (Class B)	11
19,001,674		General Electric Co	658,408
426,016	e	Harman International Industries, Inc	34,661
7,530,817	e	Intel Corp	196,253
1,870,839	e*	Marvell Technology Group Ltd	71,167
10,795,805	e	Motorola, Inc	197,131
4,454,036	e	National Semiconductor Corp	98,123

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES			VALUE (000)

1,910,199	e*	Network Appliance, Inc	$54,001
8,098,643		Qualcomm, Inc	267,336
3,545,702	e	Xilinx, Inc	90,415

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,339,548

FOOD AND KINDRED PRODUCTS - 3.28%
746,298	e	Campbell Soup Co	22,964
3,197,028	e*	Constellation Brands, Inc (Class A)	94,312
4,631,481		PepsiCo, Inc	249,776

		TOTAL FOOD AND KINDRED PRODUCTS	367,052

FURNITURE AND FIXTURES - 0.06%
139,000		Hillenbrand Industries, Inc	7,026

		TOTAL FURNITURE AND FIXTURES	7,026

FURNITURE AND HOMEFURNISHINGS STORES - 1.56%
4,183,965	e*	Bed Bath & Beyond, Inc	174,806

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	174,806

GENERAL MERCHANDISE STORES - 2.18%
2,763,433	e	Target Corp	150,358
1,937,146	e	Wal-Mart Stores, Inc	93,371

		TOTAL GENERAL MERCHANDISE STORES	243,729

HEALTH SERVICES - 3.66%
3,270,308	e*	Caremark Rx, Inc	145,594
3,213,080	e*	Express Scripts, Inc	160,590
3,936,371	e	Health Management Associates, Inc (Class A)	103,054

		TOTAL HEALTH SERVICES	409,238

HOLDING AND OTHER INVESTMENT OFFICES - 0.55%
1,285,035	e	iShares Russell 1000 Growth Index Fund	61,682
22	v*	Pinnacle Holdings, Inc Wts 11/02/07	-

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	61,682

HOTELS AND OTHER LODGING PLACES - 2.10%
1,606,320	e*	Las Vegas Sands Corp	57,426
3,029,840	e	Starwood Hotels & Resorts Worldwide, Inc	177,458

		TOTAL HOTELS AND OTHER LODGING PLACES	234,884

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES			VALUE (000)

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.20%
853,526	e	3M Co	$61,710
528,527	e*	Apple Computer, Inc	19,455
6,999,671	e	Applied Materials, Inc	113,255
88,228	e	Caterpillar, Inc	8,409
8,157,916	e*	Dell, Inc	322,319
942,920	e	Eaton Corp	56,481
108,879	v*	Seagate Technology, Inc (Escrow)	-

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	581,629

INSTRUMENTS AND RELATED PRODUCTS - 6.01%
200	*	Baxter International, Inc (Contingent Value Rts)	-
4,600,269	e	Medtronic, Inc	238,248
5,356,936	e*	St. Jude Medical, Inc	233,616
2,640,592	*	Zimmer Holdings, Inc	201,134

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	672,998

INSURANCE AGENTS, BROKERS AND SERVICE - 0.26%
1,047,702	e	Marsh & McLennan Cos, Inc	29,021

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	29,021

INSURANCE CARRIERS - 1.91%
1,119,268	e	Aetna, Inc	92,698
1,230,070	e	Progressive Corp	121,543

		TOTAL INSURANCE CARRIERS	214,241

LEATHER AND LEATHER PRODUCTS - 0.46%
1,518,850	*	Coach, Inc	50,988

		TOTAL LEATHER AND LEATHER PRODUCTS	50,988

MISCELLANEOUS RETAIL - 1.10%
780,299		CVS Corp	22,683
4,694,337		Staples, Inc	100,083

		TOTAL MISCELLANEOUS RETAIL	122,766

MOTION PICTURES - 1.05%
7,258,290		News Corp (Class A)	117,439

		TOTAL MOTION PICTURES	117,439

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES			VALUE (000)

NONDEPOSITORY INSTITUTIONS - 3.00%
4,655,758	e	American Express Co	$247,826
1,732,909	e	SLM Corp	88,032

		TOTAL NONDEPOSITORY INSTITUTIONS	335,858

OIL AND GAS EXTRACTION - 2.41%
2,012,316	e	Baker Hughes, Inc	102,950
1,232	*	Cimarex Energy Co	48
973,451	e	EOG Resources, Inc	55,292
1,813,364	e	Halliburton Co	86,715
43	e	Tel Offshore Trust	-
464,519	e*	Transocean, Inc	25,070

		TOTAL OIL AND GAS EXTRACTION	270,075

PETROLEUM AND COAL PRODUCTS - 0.62%
1,200,394	e	ExxonMobil Corp	68,987

		TOTAL PETROLEUM AND COAL PRODUCTS	68,987

PRIMARY METAL INDUSTRIES - 0.61%
4,120,172	e*	Corning, Inc	68,477

		TOTAL PRIMARY METAL INDUSTRIES	68,477

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.00%
2,800	*	Uniroyal Technology Corp	-

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	-

SECURITY AND COMMODITY BROKERS - 1.60%
2,968,961	e*	Ameritrade Holding Corp	55,193
999,931	e	Goldman Sachs Group, Inc	102,013
417,075		Morgan Stanley	21,884

		TOTAL SECURITY AND COMMODITY BROKERS	179,090

TRANSPORTATION BY AIR - 0.42%
3,369,459	e	Southwest Airlines Co	46,937

		TOTAL TRANSPORTATION BY AIR	46,937

TRANSPORTATION EQUIPMENT - 3.81%
1,731,490		Boeing Co	114,278
783,913	e	General Dynamics Corp	85,870
1,800	v*	Mascotech (Escrow)	-
1,042,526	e	Northrop Grumman Corp	57,600
3,278,343	e	United Technologies Corp	168,343

		TOTAL TRANSPORTATION EQUIPMENT	426,091

WATER TRANSPORTATION - 1.54%
1,540,102	e	Carnival Corp	84,013
1,823,374	e	Royal Caribbean Cruises Ltd	88,178

		TOTAL WATER TRANSPORTATION	172,191

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES					VALUE (000)

WHOLESALE TRADE-DURABLE GOODS - 3.06%
5,265,929	e	Johnson & Johnson			$342,285
151	v*	Timco Aviation Services, Inc			-
482	*	Timco Aviation Services, Inc Wts 02/27/07			-

		TOTAL WHOLESALE TRADE-DURABLE GOODS			342,285

WHOLESALE TRADE-NONDURABLE GOODS - 0.13%
390,043	e	Sysco Corp			14,116

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			14,116

		TOTAL COMMON STOCKS			11,164,716
		(Cost $10,135,317)

				MATURITY
PRINCIPAL			RATE	DATE

SHORT TERM INVESTMENTS - 4.49%

CERTIFICATES OF DEPOSIT - 0.09%
$ 10,000,000		PNC Bank, NA	3.610	12/30/05	10,001

		TOTAL CERTIFICATES OF DEPOSIT			10,001

COMMERCIAL PAPER - 2.89%
24,000,000		American Honda Finance Corp	3.010	07/11/05	23,978
15,000,000	c	Beta Finance, Inc	3.250	09/09/05	14,901
20,000,000	c	CC USA, Inc	3.170	09/20/05	19,846
18,500,000	c	Corporate Asset Funding Corp, Inc	3.090	07/11/05	18,483
24,900,000	c	Dorada Finance, Inc	3.120	08/03/05	24,824
24,900,000	c	Edison Asset Securitization LLC	3.170	09/16/05	24,717
10,000,000		General Electric Capital Corp	3.160	09/12/05	9,932
16,000,000	c	Govco, Inc	3.070	07/14/05	15,981
8,000,000	c	Govco, Inc	3.100	07/26/05	7,982
15,000,000	c	Greyhawk Funding LLC	3.230	08/29/05	14,917
14,322,000	c	Kitty Hawk Funding Corp	3.070	07/06/05	14,315
10,000,000	c	Kitty Hawk Funding Corp	3.270	07/25/05	9,978
10,000,000	c	Links Finance LLC	3.160	08/18/05	9,956
15,000,000	c	Links Finance LLC	3.220	08/24/05	14,924
24,900,000	c	Park Avenue Receivables Corp	3.080	07/07/05	24,886
24,000,000	c	Preferred Receivables Funding	3.260	07/27/05	23,942
10,000,000	c	Procter & Gamble Co	3.050	07/20/05	9,983
5,000,000	c	Scaldis Capital LLC	3.420	09/26/05	4,958
10,000,000	c	Sigma Finance, Inc	3.240	09/21/05	9,922
24,900,000	c	Variable Funding Capital	3.100	07/11/05	24,877

		TOTAL COMMERCIAL PAPER			323,302

MEDIUM-TERM NOTES - 0.18%
20,000,000		Bank of America NA/Charlotte NC	2.960	08/15/05	19,989

		TOTAL MEDIUM-TERM NOTES			19,989

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			MATURITY
PRINCIPAL		RATE	DATE	VALUE (000)

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 1.07%
$ 29,700,000	Federal Home Loan Bank (FHLB)	2.950	07/01/05	$29,700
40,000,000	Federal Home Loan Bank (FHLB)	3.045	07/20/05	39,933
25,000,000	Federal National Mortgage Association (FNMA)	3.170	07/20/05	24,958
25,000,000	Federal National Mortgage Association (FNMA)	3.330	09/16/05	24,820

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			119,411

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 0.13%
15,000,000	Federal Home Loan Bank (FHLB)	3.174	08/26/05	14,996

	TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			14,996

VARIABLE NOTES - 0.13%
15,000,000	Harrier Finance Funding	3.410	06/26/06	14,998

	TOTAL VARIABLE NOTES			14,998

	TOTAL SHORT-TERM INVESTMENTS			502,697
	(Cost $502,817)

	TOTAL PORTFOLIO - 104.27%			11,667,413
	(Cost $10,638,144)

	OTHER ASSETS AND LIABILITIES, NET - (4.27%)			(477,559)

	NET ASSETS -100.00%			$11,189,854

*	Non-income producing
c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
e	All or a portion of these securities are out on loan.
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
Summary By Country (Unaudited)
June 30, 2005

	VALUE	%
DOMESTIC
UNITED STATES	$6,214,139,990	55.47%

TOTAL DOMESTIC	6,214,139,990	55.47

FOREIGN
AUSTRALIA	161,207,988	1.44
AUSTRIA	21,599,371	0.19
BELGIUM	44,452,291	0.40
BERMUDA	39,272,412	0.35
CANADA	354,059,571	3.16
CAYMAN ISLANDS	416,841	0.00
CHINA	12,145,849	0.11
DENMARK	49,562,838	0.44
FINLAND	60,409,023	0.54
FRANCE	583,194,845	5.21
GERMANY	427,750,469	3.82
GREECE	24,859,000	0.22
HONG KONG	67,712,484	0.60
IRELAND	53,544,650	0.48
ITALY	176,772,672	1.58
JAPAN	983,932,774	8.78
LUXEMBOURG	485,416	0.00
MALAYSIA	9,336,660	0.08
NETHERLANDS	252,675,143	2.26
NEW ZEALAND	5,268,171	0.05
NORWAY	28,836,813	0.26
PORTUGAL	7,049,018	0.06
SINGAPORE	66,992,112	0.60
SOUTH KOREA	14,391,239	0.13
SPAIN	184,056,601	1.64
SWEDEN	97,776,097	0.87
SWITZERLAND	285,617,822	2.55
TAIWAN	33,045,447	0.29
UNITED KINGDOM	942,859,994	8.42

TOTAL FOREIGN	4,989,283,611	44.53

TOTAL PORTFOLIO	$11,203,423,601	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2005

SHARES			VALUE (000)

PREFERRED STOCKS - 0.00%

INSURANCE CARRIERS - 0.00%
7,402	*	Great-West Lifeco, Inc (Series E)	$167
2,413	*	Great-West Lifeco, Inc (Series F)	54

		TOTAL INSURANCE CARRIERS	221

		TOTAL PREFERRED STOCKS
		(Cost $179)	221

COMMON STOCKS - 98.89%

AGRICULTURAL PRODUCTION-CROPS - 0.04%
55,000		Chiquita Brands International, Inc	1,510
192,100		Gallaher Group plc	2,852

		TOTAL AGRICULTURAL PRODUCTION-CROPS	4,362

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
25,400		Pilgrim's Pride Corp	867

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	867

AGRICULTURAL SERVICES - 0.04%
30,924		Syngenta AG.	3,165
59,716		Yara International ASA	943

		TOTAL AGRICULTURAL SERVICES	4,108

AMUSEMENT AND RECREATION SERVICES - 0.43%
134,700		EMI Group plc	612
32,115		Gamesa Corp Tecnologica S.A.	435
197,679	e	Harrah's Entertainment, Inc	14,247
539,232		Intrawest Corp	12,939
394,500		OPAP S.A.	11,402
11,800		Oriental Land Co Ltd	699
29,900		Sankyo Co Ltd (Gunma)	1,388
18,000		Sega Sammy Holdings, Inc	1,100
157,200		TABCORP Holdings Ltd	1,960
5,400		Westwood One, Inc	110
67,700		William Hill plc	652

		TOTAL AMUSEMENT AND RECREATION SERVICES	45,544

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

APPAREL AND ACCESSORY STORES - 0.25%
39,700		Abercrombie & Fitch Co (Class A)	$2,727
10,300	*	Aeropostale, Inc	346
33,900		American Eagle Outfitters, Inc	1,039
42,000		Bebe Stores, Inc	1,112
75,500	e*	Chico's FAS, Inc	2,588
4,433		Douglas Holding AG.	160
3,602	*	DSW, Inc	90
14,000		Fast Retailing Co Ltd	725
25,200		Foot Locker, Inc	686
97,400		Gap, Inc	1,924
139,267		Hennes & Mauritz AB (B Shs)	4,887
110,000	*	Kohl's Corp	6,150
55,900		Limited Brands, Inc	1,197
63,800	*	Payless Shoesource, Inc	1,225
24,588	e	Ross Stores, Inc	711
4,100		Shimamura Co Ltd	346

		TOTAL APPAREL AND ACCESSORY STORES	25,913

APPAREL AND OTHER TEXTILE PRODUCTS - 0.11%
19,085		Ansell Ltd	145
10,200		Aoyama Trading Co Ltd	256
13,282		Benetton Group S.p.A.	122
280,000		Esprit Holdings Ltd	2,018
159,000		Gunze Ltd	713
21,000		Jones Apparel Group, Inc	652
99,000		Kuraray Co Ltd	936
17,800		Liz Claiborne, Inc	708
136,000		Mitsubishi Rayon Co Ltd	562
33,000		Nisshinbo Industries, Inc	269
35,000		Onward Kashiyama Co Ltd	442
44,100		Polo Ralph Lauren Corp	1,901
717,000		Toyobo Co Ltd	1,670
14,500		VF Corp	830
21,000		Wacoal Corp	265
7,700		World Co Ltd	269

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	11,758

AUTO REPAIR, SERVICES AND PARKING - 0.06%
52,900		Aisin Seiki Co Ltd	1,144
585,000		ComfortDelgro Corp Ltd	585
102,000	e	Lear Corp	3,711
27,400		NOK Corp	760
355	*	PHH Corp	9
35,000		Sumitomo Rubber Industries, Inc	357

		TOTAL AUTO REPAIR, SERVICES AND PARKING	6,566

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.05%
11,800	*	Advance Auto Parts	762
29,300	*	Autonation, Inc	601
9,700	*	Autozone, Inc	897
54,666		Canadian Tire Corp (Class A)	2,527
18,200	*	Carmax, Inc	485

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	5,272

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.63%
127,000		Cheung Kong Infrastructure Holdings Ltd	$376
10,990		Fastenal Co	673
743,400		Home Depot, Inc	28,918
194,600		Lowe's Cos	11,330
17,500	*	RONA, Inc	353
20,200		Sherwin-Williams Co	951
1,153,592		Wolseley plc	24,193

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	66,794

BUSINESS SERVICES - 4.73%
40	*	Access Co Ltd	815
8,317		Acciona S.A.	824
37,738		Adecco S.A. (Regd)	1,713
153,880		Adobe Systems, Inc	4,404
196,400		Aegis Group plc	349
6,300		Aeon Credit Service Co Ltd	394
60,800	*	Affiliated Computer Services, Inc (Class A)	3,107
249,026	*	Aker Kvaerner ASA	10,088
50,700	*	Alliance Data Systems Corp	2,056
17,194	*	Atos Origin	1,088
37,100	*	Autodesk, Inc	1,275
288,200		Automatic Data Processing, Inc	12,096
85,517		Autostrade S.p.A.	2,268
330,021	*	BEA Systems, Inc	2,898
100,000	*	BMC Software, Inc	1,795
20,563	*	Business Objects	544
76,800	*	Cadence Design Systems, Inc	1,049
36,961	*	Cap Gemini S.A.	1,170
109,500		Capita Group plc	720
1,495,486		Cendant Corp	33,454
57,016	*	Ceridian Corp	1,111
9,659		Certegy, Inc	369
264,451	*	CGI Group, Inc (Class A)	1,589
257,700	*	ChoicePoint, Inc	10,321
3,843,322		Cintra Concesiones de Infraestructuras de Transporte S.A.	45,042
72,705	*	Citrix Systems, Inc	1,575
41,264	*	Cognizant Technology Solutions Corp	1,945
56,458	*	Cognos, Inc	1,929
230,000		Computer Associates International, Inc	6,320
104,600	*	Computer Sciences Corp	4,571
122,930		Computershare Ltd	546
120,328	*	Compuware Corp	865
22,900	*	Convergys Corp	326
23,900		CSK Corp	935
16,669		Dassault Systemes S.A.	806
31,000		Datacraft Asia Ltd	34
37,500		Deluxe Corp	1,523
924		Dentsu, Inc	2,277
147,114		Deutsche Post AG. (Regd)	3,422
800		Diamond Lease Co Ltd	32
10,500	*	DST Systems, Inc	491
148,321	*	Earthlink, Inc	1,284
184,762	*	eBay, Inc	6,099
99,154	e*	Electronic Arts, Inc	5,613
203,000		Electronic Data Systems Corp	3,908
6,400	*	Elpida Memory, Inc	205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

101,219		Equifax, Inc	$3,615
124,200		First Choice Holidays plc	425
187,800		First Data Corp	7,538
93,926	*	Fiserv, Inc	4,034
5,200		Fuji Soft ABC, Inc	165
64,758		Getronics NV	761
8,500	*	Getty Images, Inc	631
31,200	e*	Google, Inc (Class A)	9,177
186,000		Group 4 Securicor plc	489
18,800		GTECH Holdings Corp	550
4,300		Hakuhodo DY Holdings, Inc	302
13,000		Haw Par Corp Ltd	40
283,800		Hays plc	656
36,900		IMS Health, Inc	914
43,743		Indra Sistemas S.A.	865
13,100	e*	Infospace, Inc	431
92,600	*	Interpublic Group of Cos, Inc	1,128
11,380		Intracom S.A.	58
68,987	*	Intuit, Inc	3,112
32,200		iSOFT Group plc	242
26,500		Itochu Techno-Science Corp	925
72,663	*	Juniper Networks, Inc	1,830
110,000		Keppel Land Ltd	163
12,800	*	Kinetic Concepts, Inc	768
22,000		Konami Corp	463
12,916	*	Lamar Advertising Co	552
222,300		LogicaCMG plc	691
15,000		Manpower, Inc	597
2,300	*	McAfee, Inc	60
500		Meitec Corp	15
14,520	e*	Mercury Interactive Corp	557
4,494,084	e	Microsoft Corp	111,633
79,700		Misys plc	338
9,000		Namco Ltd	119
22		NET One Systems Co Ltd	57
5,600		Nomura Research Institute Ltd	557
377		NTT Data Corp	1,282
1,200		Obic Co Ltd	203
182,700		Omnicom Group, Inc	14,590
13,500	*	Open Text Corp	191
1,514,438	*	Oracle Corp	19,991
6,900		Oracle Corp Japan	260
37,846		PagesJaunes Groupe S.A.	885
296,900	*	Parametric Technology Corp	1,894
1	*	Peregrine Systems, Inc	-
94,764	*	Pixar	4,743
34,940		Public Power Corp	871
344,065		Publicis Groupe S.A.	10,126
981		Rakuten, Inc	779
12,773		Randstad Holdings NV	441
312,000		Rentokil Initial plc	893
274,708		Reuters Group plc	1,938
26,700		Robert Half International, Inc	667
412,460		Sage Group plc	1,649
119,172		SAP AG.	20,667

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

75		SAP AG. (Spon ADR)	$3
59,500		Secom Co Ltd	2,555
91,075		Securitas AB (B Shs)	1,516
188,900		Seiko Epson Corp	6,281
78,400		Serco Group plc	357
905,633		Servicemaster Co	12,135
1,074		SGS S.A.	736
215,397	e	Siebel Systems, Inc	1,917
8,833		Societe Des Autoroutes Paris-Rhin-Rhone	524
36,900	*	Sotheby's Holdings, Inc (Class A)	505
19,800		Sumisho Lease Co Ltd	689
2,223,138	*	Sun Microsystems, Inc	8,292
75,753	*	SunGard Data Systems, Inc	2,664
42,546	*	Symantec Corp	925
23,950	*	Synopsys, Inc	399
32,376	*	Telelogic AB	62
26,064		Tietoenator Corp	791
7,400		TIS, Inc	252
57,995	*	Tiscali S.p.A.	165
416,000		Tokyu Corp	1,863
25,000		Trend Micro, Inc	888
56,900	*	Unisys Corp	360
56,927	*	VeriSign, Inc	1,637
187,853	*	Veritas Software Corp	4,584
288,600		Waste Management, Inc	8,179
54,000	*	WebMD Corp	555
384,000		Wharf Holdings Ltd	1,343
87,073		WM-Data AB (B Shs)	218
250,589		WPP Group plc	2,568
1,040		Yahoo! Japan Corp	2,172
349,280	*	Yahoo!, Inc	12,102

		TOTAL BUSINESS SERVICES	499,010

CHEMICALS AND ALLIED PRODUCTS - 9.56%
304,637		Abbott Laboratories	14,930
37,500	*	Agrium, Inc	733
165,106		Air Products & Chemicals, Inc	9,956
501,486		Akzo Nobel NV	19,728
3,100		Alfresa Holdings Corp	138
823,831	*	Amgen, Inc	49,809
26,409	*	Angiotech Pharmaceuticals	364
391,600		Asahi Kasei Corp	1,856
835,500		Astellas Pharma, Inc	28,482
500,412		AstraZeneca plc (United Kingdom)	20,639
15,900		Avery Dennison Corp	842
220,000		Avon Products, Inc	8,327
278,087		BASF AG.	18,413
700,640		Bayer AG.	23,321
4,343		Beiersdorf AG.	486
343,380	*	Biogen Idec, Inc	11,829
45,395	*	Biovail Corp (Canada)	701
112,704		BOC Group plc	2,023
314,180		Boots Group plc	3,423
303,458		Bristol-Myers Squibb Co	7,580
30,500		Cabot Corp	1,006

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

123,000	*	Celanese Corp (Series A)	$1,954
17,777	*	Chiron Corp	620
1,749,500		Chugai Pharmaceutical Co Ltd	26,964
25,200		Clorox Co	1,404
173,400		Colgate-Palmolive Co	8,654
57,986		CSL Ltd	1,485
59,000		Daicel Chemical Industries Ltd	309
64,700		Daiichi Pharmaceutical Co Ltd	1,427
149,000		Dainippon Ink & Chemicals, Inc	475
85,000		Denki Kagaku Kogyo KK	305
484,587		Dow Chemical Co	21,579
23,009		DSM NV	1,574
426,500		Du Pont (E.I.) de Nemours & Co	18,344
30,100		Eastman Chemical Co	1,660
45,200		Ecolab, Inc	1,463
71,200		Eisai Co Ltd	2,387
118,819	*	Elan Corp plc	813
33,000		Engelhard Corp	942
21,200		Estee Lauder Cos (Class A)	830
52,700	*	FMC Corp	2,959
19,000	*	Forest Laboratories, Inc	738
296,989	*	Genentech, Inc	23,842
39,285	*	Genzyme Corp	2,361
118,746	*	Gilead Sciences, Inc	5,224
229,700		Gillette Co	11,630
2,137		Givaudan S.A. (Regd)	1,242
1,665,180		GlaxoSmithKline plc	40,253
8,000,000	*	Global Bio-Chem Technology Group Co Ltd Wts 05/31/07	134
17,327		Henkel KGaA	1,547
67,900		Hitachi Chemical Co Ltd	1,239
38,300	*	Hospira, Inc	1,494
64,700	*	Huntsman Corp	1,311
578,974		Imperial Chemical Industries plc	2,635
12,700		International Flavors & Fragrances, Inc	460
12,714	*	Invitrogen Corp	1,059
47,100		JSR Corp	986
69,000		Kaneka Corp	772
36,000		Kansai Paint Co Ltd	231
156,700		Kao Corp	3,685
151,000		Kingboard Chemical Holdings Ltd	480
6,730		Kose Corp	232
92,000		Kyowa Hakko Kogyo Co Ltd	594
31,894		L'Air Liquide S.A.	5,426
199,700		Lilly (Eli) & Co	11,125
10,851		Lonza Group AG. (Regd)	600
88,610		L'Oreal S.A.	6,347
65,800		Lyondell Chemical Co	1,738
27,600		MEDICEO Holdings Co Ltd	367
2,900	e	Medicis Pharmaceutical Corp (Class A)	92
40,516	*	MedImmune, Inc	1,083
699,100	e	Merck & Co, Inc	21,532
13,856		Merck KGaA	1,105
95,782		Methanex Corp	1,570
48,034	*	Millennium Pharmaceuticals, Inc	445
462,000		Mitsubishi Chemical Corp	1,347

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

97,000		Mitsubishi Gas Chemical Co, Inc	$494
163,000		Mitsui Chemicals, Inc	954
114,700		Monsanto Co	7,211
22,000		Nippon Kayaku Co Ltd	132
111,000		Nippon Shokubai Co Ltd	903
33,000		Nissan Chemical Industries Ltd	354
58,049		Nova Chemicals Corp	1,773
930,150		Novartis AG. (Regd)	44,174
70,838		Novo Nordisk a/s (B Shs)	3,601
15,718		Novozymes a/s	778
5,438		Omega Pharma S.A.	281
79,287		Orica Ltd	1,072
20,825		Orion Oyj	401
4,126,800		Pfizer, Inc	113,817
59,062		Potash Corp of Saskatchewan	5,640
100,820		PPG Industries, Inc	6,327
51,500		Praxair, Inc	2,400
1,568,568		Procter & Gamble Co	82,742
42,644	*	Qiagen NV	493
31,403	*	QLT, Inc	325
154,350		Reckitt Benckiser plc	4,536
8,400,000	*	Rhodia S.A.	14,491
409,896		Roche Holding AG. (Genusscheine)	51,736
56,600		Rohm & Haas Co	2,623
110,900		Sankyo Co Ltd	2,124
574,706		Sanofi-Aventis	47,087
46,000		Sanofi-Aventis (ADR)	1,886
48,574		Schering AG.	2,993
1,069,700		Schering-Plough Corp	20,388
116,000		Sekisui Chemical Co Ltd	796
14,383		Serono S.A. (B Shs)	9,209
355,600		Shin-Etsu Chemical Co Ltd	13,467
1,099,000		Shionogi & Co Ltd	14,134
101,600		Shiseido Co Ltd	1,280
236,000		Showa Denko KK	558
22,732		Sigma-Aldrich Corp	1,274
19,372		Solvay S.A.	1,989
81,000		Sumitomo Bakelite Co Ltd	523
405,000		Sumitomo Chemical Co Ltd	1,856
11,500		Suzuken Co Ltd	289
81,000		Taisho Pharmaceutical Co Ltd	1,574
45,000		Taiyo Nippon Sanso Corp	228
558,500		Takeda Pharmaceutical Co Ltd	27,641
225,000		Teijin Ltd	1,042
2,736,800		Toray Industries, Inc	12,932
339,000		Tosoh Corp	1,401
174,000		UBE Industries Ltd	353
26,088		UCB S.A.	1,268
32,000	*	Watson Pharmaceuticals, Inc	946
5,300		Westlake Chemical Corp	130
404,500		Wyeth	18,000
47,096		Zeltia S.A.	318
33,000		Zeon Corp	285

		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,008,889

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

COAL MINING - 0.02%
10,300		Byd Co Ltd (H Shs)	$22
15,000		Consol Energy, Inc	804
12,800		Massey Energy Co	483
21,300		Peabody Energy Corp	1,108

		TOTAL COAL MINING	2,417

COMMUNICATIONS - 5.52%
13,700		Aliant, Inc	299
59,400	e	Alltel Corp	3,699
36,200	*	American Tower Corp (Class A)	761
21,382		Antena 3 de Television S.A.	428
359,145		AT&T Corp	6,838
179,946	*	Avaya, Inc	1,497
157,501	*	BCE, Inc	3,729
49,331		Belgacom S.A.	1,682
729,300		BellSouth Corp	19,378
1,210,801		British Sky Broadcasting Group plc	11,394
2,636,032		BT Group plc	10,860
384,300		Cable & Wireless plc	1,023
138,300	*	Cablevision Systems Corp (Class A)	4,453
33,800		CenturyTel, Inc	1,170
188,300	*	Cincinnati Bell, Inc	810
252,600		Clear Channel Communications, Inc	7,813
1,767,167	*	Comcast Corp (Class A)	54,252
47,228	*	Comcast Corp (Special Class A)	1,414
30,700		Commonwealth Telephone Enterprises, Inc	1,287
35,000		COMSYS Holdings Corp	321
41,350		Cosmote Mobile Telecommunications S.A.	755
37,200	*	Crown Castle International Corp	756
1,357,117		Deutsche Telekom AG. (Regd)	25,014
120,700	*	DIRECTV Group, Inc	1,871
59,748		EchoStar Communications Corp (Class A)	1,801
160,557		Eircom Group plc	357
44,753		Elisa Oyj	699
811,593		France Telecom S.A.	23,629
4		Fuji Television Network, Inc	8
148,500		Fujikura Ltd	722
27,800		Global Payments, Inc	1,885
65,837		GN Store Nord	744
79,290		Hellenic Telecommunications Organization S.A.	1,537
422,000	*	Hutchison Telecommunications International Ltd	417
964,850	e*	IAC/InterActiveCorp	23,205
1,250,000	*	Inmarsat plc	7,573
1,673,442		ITV plc	3,677
635		KDDI Corp	2,933
1,679,166		KPN NV	14,049
624,000		KT Freetel Co Ltd	14,391
134,300	e*	Level 3 Communications, Inc	273
29,756	*	Liberty Global, Inc	1,389
35,688	*	Marconi Corp plc	193
1,336,283		Mediaset S.p.A.	15,723
7,193,000		MobileOne Ltd	9,271
14,485	*	Modern Times Group AB (B Shs)	443
26,093	*	NeuStar, Inc	668
440,999	*	Nextel Communications, Inc (Class A)	14,249
11,041	*	NII Holdings, Inc (Class B)	706

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

3,389		Nippon Telegraph & Telephone Corp	$14,504
11,457	*	NTL, Inc	784
5,058		NTT DoCoMo, Inc	7,459
110,400		PanAmSat Holding Corp	2,264
234,910		Portugal Telecom SGPS S.A. (Regd)	2,236
123,000	*	Premiere Global Services, Inc	1,389
22,392		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	235
577,073	e*	Qwest Communications International, Inc	2,141
62,071		Rogers Communications, Inc (Class B)	2,037
1,320,088		SBC Communications, Inc	31,352
1,234,229	*	Seat Pagine Gialle S.p.A.	513
616,000		SES GLOBAL	9,267
56,162		Shaw Communications, Inc	1,169
1,975,114		Singapore Telecommunications Ltd	3,235
38,500		SmarTone Telecommunications Holding Ltd	42
36,167		Societe Television Francaise 1 (T.F.1)	959
11,755	*	Sogecable S.A.	417
510,050		Sprint Corp	12,797
7,163		Swisscom AG. (Regd)	2,335
5,180,000		Taiwan Cellular Corp	5,332
37,530		Tandberg ASA	399
95,504		Tele2 AB (B Shs)	895
645,866		Telecom Corp of New Zealand Ltd	2,702
4,350,885		Telecom Italia S.p.A.	13,574
137,500		Telecom Italia S.p.A. (RNC)	356
1,298,197		Telefonica S.A.	21,187
106,920		Telekom Austria AG.	2,078
234,201		Telenor ASA	1,861
8,901		Telephone and Data Systems, Inc	341
8,921		Telephone and Data Systems, Inc	364
37,000		Television Broadcasts Ltd	209
3,269,729		TeliaSonera AB	15,569
624,283		Telstra Corp Ltd	2,405
30,102		TELUS Corp	1,058
71,846		TELUS Corp (Non-Vote)	2,451
47,400		Tokyo Broadcasting System, Inc	782
35,800	e*	Univision Communications, Inc (Class A)	986
1,225,433		Verizon Communications, Inc	42,339
18,307,163		Vodafone Group plc	44,528
1,027,339		Vodafone Group plc (Spon ADR)	24,985
4,886	*	West Corp	188
33,900	e*	XM Satellite Radio Holdings, Inc	1,141

		TOTAL COMMUNICATIONS	582,911

DEPOSITORY INSTITUTIONS - 13.11%
46,000		77 Bank Ltd	282
1,072,725		ABN Amro Holding NV	26,365
253,505		Allied Irish Banks plc	5,432
80,930		Alpha Bank S.A.	2,154
95,600		AmSouth Bancorp	2,486
216,200	v*	Ashikaga Financial Group, Inc	-
16,493		Associated Banc-Corp	555
528,806	*	Australia & New Zealand Banking Group Ltd	8,744
67,963		Banca Antonveneta S.p.A.	2,195
86,156		Banca Fideuram S.p.A.	408
1,197,982		Banca Intesa S.p.A.	5,471
314,876		Banca Monte dei Paschi di Siena S.p.A.	1,110
417,349	*	Banca Nazionale del Lavoro S.p.A.	1,439

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

111,630		Banca Popolare di Milano	$1,099
98,439		Banche Popolari Unite Scrl	1,952
980,326		Banco Bilbao Vizcaya Argentaria S.A.	15,069
40,580		Banco BPI S.A. (Regd)	155
562,967		Banco Comercial Portugues S.A. (Regd)	1,442
14,016		Banco Espirito Santo S.A. (Regd)	219
108,584		Banco Popolare di Verona e Novara Scrl	1,849
246,669		Banco Popular Espanol S.A.	2,978
1,717,709		Banco Santander Central Hispano S.A.	19,894
10,406		Bank Austria Creditanstalt AG.	1,083
2,161,757		Bank of America Corp	98,598
410,400		Bank of East Asia Ltd	1,208
127,000		Bank of Fukuoka Ltd	750
22,900		Bank of Ireland (Dublin)	372
260,303		Bank of Ireland (London)	4,197
50,000		Bank of Kyoto Ltd	424
148,949		Bank of Montreal	6,935
402,700		Bank of New York Co, Inc	11,590
298,191		Bank of Nova Scotia	9,870
553,000	*	Bank of Yokohama Ltd	3,180
4,560,436		Barclays plc	45,223
906,047	*	Bayerische Hypo-und Vereinsbank AG.	23,501
87,100		BB&T Corp	3,481
527,957		BNP Paribas	36,074
1,079,000		BOC Hong Kong Holdings Ltd	2,034
138,267		Canadian Imperial Bank of Commerce	8,556
421,160		Capitalia S.p.A.	2,350
183,000		Chiba Bank Ltd	1,201
2,647,100	e	Citigroup, Inc	122,375
63,500		Comerica, Inc	3,670
25,382		Commerce Bancorp, Inc	769
11,370		* Commercial Bank of Greece	338
971,484		Commerzbank AG.	21,078
369,407		Commonwealth Bank of Australia	10,664
19,769		Compass Bancshares, Inc	890
194,871		Credit Agricole S.A.	4,925
755,274		Credit Suisse Group	29,614
388		DAH Sing Financial	3
425,356		Danske Bank a/s	12,780
337,000		DBS Group Holdings Ltd	2,849
914,327		Depfa Bank plc	14,675
376,403		Deutsche Bank AG. (Regd)	29,305
167,837		Dexia	3,692
191,376		DNB NOR Holding ASA	1,989
57,558		EFG Eurobank Ergasias S.A.	1,771
39,126		Erste Bank Der Oesterreichischen Sparkassen AG.	1,956
114,055		Fifth Third Bancorp	4,700
48,368		FinecoGroup S.p.A.	432
333,300		First Horizon National Corp	14,065
341,609		Fortis	9,458
41,400	e	Golden West Financial Corp	2,665
53,000		Gunma Bank Ltd	317
223,100		Hang Seng Bank Ltd	3,034
66,800		Hibernia Corp (Class A)	2,216
269,000		Hokuhoku Financial Group, Inc	821
4,487,383		HSBC Holdings plc (United Kingdom)	71,391
98,922		Hudson City Bancorp, Inc	1,129
46,057		Huntington Bancshares, Inc	1,112
10,600		Investors Financial Services Corp	401

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

171,000		Joyo Bank Ltd	$834
1,603,808		JPMorgan Chase & Co	56,646
54,347		KBC Groupe S.A.	4,289
64,400		KeyCorp	2,135
1,747,610		Lloyds TSB Group plc	14,765
32,100		M & T Bank Corp	3,376
47,600		Marshall & Ilsley Corp	2,116
94,300		Mellon Financial Corp	2,705
13,700		Mercantile Bankshares Corp	706
36,000		Mitsubishi Securities Co Ltd	317
4,420		Mitsubishi Tokyo Financial Group, Inc	37,293
146,000		Mitsui Trust Holdings, Inc	1,490
6,272		Mizuho Financial Group, Inc	28,219
451,734		National Australia Bank Ltd	10,570
66,538		National Bank of Canada	2,956
82,150		National Bank of Greece S.A.	2,785
373,454		National City Corp	12,742
89,500		New York Community Bancorp, Inc	1,622
92,000		Nishi-Nippon City Bank Ltd	400
626,444		Nordea Bank AB (Sweden)	5,678
508,680	e	North Fork Bancorp, Inc	14,289
130,605		Northern Trust Corp	5,954
59,400	*	Oversea-Chinese Banking Corp	227
326,000		Oversea-Chinese Banking Corp Ltd	2,237
51,130		Piraeus Bank S.A.	950
96,100		PNC Financial Services Group, Inc	5,234
175,000	*	Raiffeisen International Bank Holding AG.	11,189
111,800		Regions Financial Corp	3,788
1,883,700	*	Resona Holdings, Inc	3,489
597,371		Royal Bank of Canada	37,019
1,012		Royal Bank Of Canada (New York)	63
1,711,358		Royal Bank of Scotland Group plc	51,549
322,679		Sanpaolo IMI S.p.A.	4,423
17,829		SFE Corp Ltd	144
258,000		Shinsei Bank Ltd	1,386
149,000	Shizuoka Bank Ltd	1,275
137,758	Skandinaviska Enskilda Banken (A Shs)	2,287
195,800	Societe Generale (A Shs)	19,863
420,000	Sovereign Bancorp, Inc	9,383
82,300	State Street Corp	3,971
1,262	Sumitomo Mitsui Financial Group Inc	8,494
347,000	Sumitomo Trust & Banking Co Ltd	2,102
159,472	Suncorp-Metway Ltd	2,439
263,200	SunTrust Banks, Inc	19,014
32,000	Suruga Bank Ltd	260
151,806	Svenska Handelsbanken AB (A Shs)	3,093
71,400	Synovus Financial Corp	2,047
20,700	TCF Financial Corp	536
28,429	TD Banknorth, Inc	847
605,000	Tochigi Bank Ltd	4,193
470,400	U.S. Bancorp	13,736
570,212	UBS AG. (Regd)	44,465
4,817	UFJ Holdings, Inc	24,943
1,286,528	UniCredito Italiano S.p.A.	6,786
8,500	UnionBanCal Corp	569
346,000	United Overseas Bank Ltd	2,907
956,300	Wachovia Corp	47,433
688,485	Washington Mutual, Inc	28,014
865,409	Wells Fargo & Co	53,292
518,422	Westpac Banking Corp	7,860

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

23,500		Wing Hang Bank Ltd	$153
37,979		Zions Bancorp	2,793

		TOTAL DEPOSITORY INSTITUTIONS	1,383,349

EATING AND DRINKING PLACES - 0.38%
17,200		Aramark Corp (Class B)	454
32,281		Autogrill S.p.A.	425
372,434	*	Brinker International, Inc	14,916
695,488		Compass Group plc	2,914
47,700		Darden Restaurants, Inc	1,573
66,200		Domino's Pizza, Inc	1,474
59,200		Enterprise Inns plc	883
324,600		McDonald's Corp	9,008
324,136		Mitchells & Butlers plc	1,944
73,200		Punch Taverns plc	959
13,100		Skylark Co Ltd	199
27,736		Sodexho Alliance S.A.	858
21,000	*	The Cheesecake Factory, Inc	729
477		Valora Holding AG.	108
18,800		Wendy's International, Inc	896
43,628		Whitbread plc	742
46,800		Yum! Brands, Inc	2,437

		TOTAL EATING AND DRINKING PLACES	40,519

EDUCATIONAL SERVICES - 0.10%
24,614	e*	Apollo Group, Inc (Class A)	1,925
16,000		Benesse Corp	512
214,495	*	Career Education Corp	7,853

		TOTAL EDUCATIONAL SERVICES	10,290

ELECTRIC, GAS, AND SANITARY SERVICES - 4.91%
224,551	*	AES Corp	3,678
7,693		Aguas de Barcelona S.A. (A Shs)	166
71,214		Alinta Ltd	528
106,282	e	Ameren Corp	5,877
154,380	e	American Electric Power Co, Inc	5,692
138,099		Australian Gas Light Co Ltd	1,496
4,009,869		BG Group plc	32,935
38,077		Caltex Australia Ltd	458
119,870		Centerpoint Energy, Inc	1,584
1,161,722		Centrica plc	4,813
166,800		Chubu Electric Power Co, Inc	4,001
85,600		Cinergy Corp	3,837
533,000		CLP Holdings Ltd	3,053
1,000	*	CMS Energy Corp	15
106,478		Consolidated Edison, Inc	4,987
75,900		Constellation Energy Group, Inc	4,379
90,200		Contact Energy Ltd	482
133,400		Dominion Resources, Inc	9,790
143,900	e	DTE Energy Co	6,730
708,623	e	Duke Energy Corp	21,067
486,580		E.ON AG.	43,213
116,600		Edison International	4,728

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

253,323	*	Edison S.p.A.	$564
241,251		El Paso Corp	2,779
8,205		Electrabel S.A.	3,583
597,700		Electric Power Development Co	17,240
976,000		Enagas	17,258
159,170	*	Enbridge, Inc	4,542
275,294		Endesa S.A.	6,402
1,932,735		Enel S.p.A.	16,873
557,576		Energias de Portugal S.A.	1,401
46,300		Energy East Corp	1,342
60,000		Entergy Corp	4,533
268,120		Exelon Corp	13,763
239,611		FirstEnergy Corp	11,528
131,900		FPL Group, Inc	5,548
54,108		Gas Natural SDG S.A.	1,593
46,700		Hokkaido Electric Power Co, Inc	955
1,074,000		Hong Kong & China Gas Co Ltd	2,179
413,000		Hong Kong Electric Holdings Ltd	1,883
236,609		Iberdrola S.A.	6,233
238,600		International Power plc	879
218,600		Kansai Electric Power Co, Inc	4,394
63,700		Kelda Group plc	796
78,700		KeySpan Corp	3,203
16,200		Kinder Morgan, Inc	1,348
27,700		Kurita Water Industries Ltd	427
109,800		Kyushu Electric Power Co, Inc	2,386
788,808		National Grid Transco plc	7,627
20,600		NGC Holdings Ltd	54
116,216		NiSource, Inc	2,874
1,029		Oest Elektrizitatswirts (A Shs)	284
556,000		Osaka Gas Co Ltd	1,748
79,000		Pepco Holdings, Inc	1,891
185,943		PG&E Corp	6,980
31,800		Pinnacle West Capital Corp	1,414
84,100		PPL Corp	4,994
82,279		Progress Energy, Inc	3,722
125,800		Public Service Enterprise Group, Inc	7,651
4,909		Puma AG. Rudolf Dassler Sport	1,214
32,200		Questar Corp	2,122
44,200	*	Reliant Resources, Inc	547
54,500		Republic Services, Inc	1,963
131,583		RWE AG.	8,456
16,600		SCANA Corp	709
195,036		Scottish & Southern Energy plc	3,531
665,328		Scottish Power plc	5,906
88,618		Sempra Energy	3,661
145,796		Severn Trent plc	2,652
296,102		Snam Rete Gas S.p.A.	1,583
50,400	*	Sojitz Holdings Corp	216
335,200		Southern Co	11,621
556,873		Suez S.A.(France)	15,059
122,700		Tohoku Electric Power Co, Inc	2,617
329,600		Tokyo Electric Power Co, Inc	7,858
635,000		Tokyo Gas Co Ltd	2,374
49,725		Tomra Systems ASA	204
134,292		TransAlta Corp	2,240
113,400	e	TXU Corp	9,422
64,669		Union Fenosa S.A.	1,969
254,608		United Utilities plc	3,004

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

329,335		United Utilities plc (A Shs)	$1,948
2,026,941		Vivendi Universal S.A.	63,547
13,200		Waste Management NZ Ltd	62
693		West Japan Railway Co	2,372
202,600		Williams Cos, Inc	3,849
44,800		Wisconsin Energy Corp	1,747
131,400		Xcel Energy, Inc	2,565
23,953,000		Xinao Gas Holdings Ltd	16,608

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	518,006

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.22%
573,207	*	ABB Ltd	3,711
19,236	*	ADC Telecommunications, Inc	419
153,300	e*	Advanced Micro Devices, Inc	2,658
20,600		Advantest Corp	1,517
13,841	*	Agere Systems, Inc	166
361,626	*	Alcatel S.A.	3,945
46,000		Alps Electric Co Ltd	702
22,586,974	*	Alstom	22,423
83,879	*	Altera Corp	1,662
28,986		American Power Conversion Corp	684
14,900		Amphenol Corp (Class A)	599
107,200		Analog Devices, Inc	4,000
6	*	Applied Micro Circuits Corp	-
334,462		ARM Holdings plc	675
23,500		ASM Pacific Technology Ltd	109
142,851	*	ASML Holding NV	2,241
5,080	e*	Atheros Communications, Inc	41
128,462	*	ATI Technologies, Inc	1,521
96	*	Atmel Corp	-
1,508		Bang & Olufsen a/s	106
3,747		Barco NV	267
44,474	*	Broadcom Corp (Class A)	1,579
99,184	*	Celestica, Inc	1,328
202,000	*	Chartered Semiconductor Manufacturing Ltd	157
24,700	*	CIENA Corp	52
3,469,401	e*	Cisco Systems, Inc	66,300
91,510	*	Comverse Technology, Inc	2,164
14,900		Cooper Industries Ltd (Class A)	952
71,900		Electrocomponents plc	309
84,869		Electrolux AB Series B	1,803
125,900		Emerson Electric Co	7,885
9,900	*	Energizer Holdings, Inc	615
6,537	*	Epcos AG.	81
8,721,403		Ericsson (LM) (B Shs)	27,836
91,000	*	Fairchild Semiconductor International, Inc	1,342
33,300		Fisher & Paykel Appliances Holdings Ltd	77
64,400		Fisher & Paykel Healthcare Corp	146
177,789	*	Flextronics International Ltd	2,349
490,300		Fujitsu Ltd	2,558
144,000	*	Furukawa Electric Co Ltd	554
5,305,300		General Electric Co	183,829
3,780		Germanos S.A.	126
10,400		Harman International Industries, Inc	846
8,900		Hirose Electric Co Ltd	976
22,100		Ibiden Co Ltd	577
187,819	*	Infineon Technologies AG.	1,747

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

2,954,299		Intel Corp	$76,989
223,200	*	JDS Uniphase Corp	339
356,500		Johnson Electric Holdings Ltd	327
380,740		Kesa Electricals plc	1,901
381,975		Koninklijke Philips Electronics NV	9,625
9,092		Kudelski S.A. (Br)	332
46,200		Kyocera Corp	3,525
17,200		L-3 Communications Holdings, Inc	1,317
48,652		Linear Technology Corp	1,785
88,100	*	LSI Logic Corp	748
1,852,985	e*	Lucent Technologies, Inc	5,392
8,700		Mabuchi Motor Co Ltd	501
193,052	*	Marvell Technology Group Ltd	7,344
598,700		Matsushita Electric Industrial Co Ltd	9,057
83,000		Matsushita Electric Works Ltd	690
166,439		Maxim Integrated Products, Inc	6,360
4,400	e	Maytag Corp	69
62,749		Microchip Technology, Inc	1,859
199,000	*	Micron Technology, Inc	2,032
8,729	*	Micronas Semiconductor Holdings, Inc	329
5,237,000		Mitsubishi Electric Corp	27,660
8,986		Mobistar S.A.	751
1,004,500	e	Motorola, Inc	18,342
66,900		Murata Manufacturing Co Ltd	3,392
346,352		National Semiconductor Corp	7,630
531,100		NEC Corp	2,859
165,600		NEC Electronics Corp	7,431
132,232	*	Network Appliance, Inc	3,738
38,000		NGK Spark Plug Co Ltd	437
633,000		Nippon Electric Glass Co Ltd	9,508
46,000		Nitto Denko Corp	2,623
2,035,320		Nokia Oyj	33,880
2,059,012	*	Nortel Networks Corp	5,363
390,000	*	Nortel Networks Corp (U.S.)	1,018
230,642	*	Novellus Systems, Inc	5,699
26,800	*	Nvidia Corp	716
123,900		Oki Electric Industry Co Ltd	435
38,994	e*	Omnivision Technologies, Inc	530
40,546		Onex Corp	650
32,055	*	Photronics, Inc	748
38,300		Pioneer Corp	579
124,813	*	PMC-Sierra, Inc	1,164
36,729		Publishing & Broadcasting Ltd	415
47,459	*	QLogic Corp	1,465
884,362		Qualcomm, Inc	29,193
26,500	*	Research In Motion Ltd	1,951
28,600		Rockwell Collins, Inc	1,364
31,200		Rohm Co Ltd	2,993
23,000		Sanken Electric Co Ltd	299
246,595	*	Sanmina-SCI Corp	1,349
412,000		Sanyo Electric Co Ltd	1,052
65,993		Schneider Electric S.A.	4,965
52,800	e	Scientific-Atlanta, Inc	1,757
268,300		Sharp Corp	4,179
245,792	e*	Sirius Satellite Radio, Inc	1,593
27,028	*	Sky Network Television Ltd	107
250,000		Solomon Systech International Ltd	88
265,200		Sony Corp	9,112
37,500		Stanley Electric Co Ltd	606

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

683,980		STMicroelectronics NV	$10,905
198,000		Sumitomo Electric Industries Ltd	2,019
7,278,281		Taiwan Semiconductor Manufacturing Co Ltd	12,695
22,000		Taiyo Yuden Co Ltd	242
16,341	*	Tandberg Television ASA	201
34,400		TDK Corp	2,340
51,000		Teleflex, Inc	3,028
67,400	*	Tellabs, Inc	586
366,181		Terna S.p.A.	948
783,361		Texas Instruments, Inc	21,989
76,558		Thomson	1,827
46,200		Tokyo Electron Ltd	2,430
824,000		Toshiba Corp	3,271
1,455		Unaxis Holding AG. (Regd)	200
50,000		Uniden Corp	787
76,000		Venture Corp Ltd	718
175,000		Whirlpool Corp	12,269
72,455		Xilinx, Inc	1,848
126,600		Yamaha Corp	1,972
27,000		Yaskawa Electric Corp	160

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	762,231

ENGINEERING AND MANAGEMENT SERVICES - 0.38%
434,850	*	Accenture Ltd (Class A)	9,858
56,588	*	Celgene Corp	2,307
70,129		Downer EDI Ltd	284
13,400		Fluor Corp	772
1,700	*	Hewitt Associates, Inc	45
16,542		Hochtief AG.	575
12,059	*	Kone Oyj	723
123,700		Moody's Corp	5,562
101,369		Paychex, Inc	3,299
28,000		Quest Diagnostics, Inc	1,492
34,000	*	Sacyr Vallehermoso S.A.	25
242,320		SembCorp Industries Ltd	382
6,357,000		Singapore Technologies Engineering Ltd	9,103
14,500		SNC-Lavalin Group, Inc	812
50,629		Vedior NV	713
71,794	*	Washington Group International, Inc	3,670
17,682		YIT-Yhtyma Oyj	590

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	40,212

FABRICATED METAL PRODUCTS - 0.36%
256,648		Amcor Ltd	1,307
86,742		Assa Abloy AB (B Shs)	1,113
35,337		Ball Corp	1,271
2,362		Boehler-Uddeholm AG.	312
684,522		European Aeronautic Defense & Space Co	21,728
1,028		Geberit AG. (Regd)	658
245,267		GKN plc	1,131
81,900	e	Illinois Tool Works, Inc	6,526
62,300		JS Group Corp	1,053
29,000		NHK Spring Co Ltd	243
7,127		Silgan Holdings, Inc	401
14,700		SMC Corp	1,595
42,400		Toyo Seikan Kaisha Ltd	667

		TOTAL FABRICATED METAL PRODUCTS	38,005

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

FOOD AND KINDRED PRODUCTS - 4.00%
1,667,000		Ajinomoto Co, Inc	$18,518
253,200		Anheuser-Busch Cos, Inc	11,584
762,591		Archer Daniels Midland Co	16,304
105,900		Asahi Breweries Ltd	1,262
84,200		Bunge Ltd	5,338
495,238		Cadbury Schweppes plc	4,715
107,300		Campbell Soup Co	3,302
4,714		Carlsberg a/s	242
4,700		Carlsberg a/s (A Shs)	223
162,598		Coca-Cola Amatil Ltd	976
1,033,411		Coca-Cola Co	43,145
35,720		Coca-Cola Hellenic Bottling Co S.A.	969
83,500		Conagra Foods, Inc	1,934
107,600	*	Constellation Brands, Inc (Class A)	3,174
16,700	*	Cott Corp	364
15,033		Danisco a/s	976
19,524		DCC plc	390
36,600	*	Del Monte Foods Co	394
1,513,166		Diageo plc	22,270
21,796		Ebro Puleva S.A.	387
583,208		Foster's Group Ltd	2,360
58,000		Fraser & Neave Ltd	538
207,857		General Mills, Inc	9,726
9,515,100		Global Bio-Chem Technology Group Co Ltd	5,892
20,484		Greencore Group plc	89
70,404		Groupe Danone	6,171
56,600		H.J. Heinz Co	2,005
770,022		Heineken NV	23,765
104,200	*	Hercules, Inc	1,474
2,434		Hermes International	491
28,500		Hershey Foods Corp	1,770
700		House Foods Corp	10
55,216		InBev NV	1,866
5,300		Ito En Ltd	272
380,175		J. Sainsbury plc	1,939
40,100		Kellogg Co	1,782
36,351		Kerry Group (Class A)	898
27,000		Kikkoman Corp	238
219,700		Kirin Brewery Co Ltd	2,125
578,900		Kraft Foods, Inc (Class A)	18,415
92,128		Lion Nathan Ltd	530
71,600		LVMH Moet Hennessy Louis Vuitton S.A.	5,515
36,800		McCormick & Co, Inc (Non-Vote)	1,203
288,000		Meiji Dairies Corp	1,641
44,000		Meiji Seika Kaisha Ltd	216
528,100		Molson Coors Brewing Co (Class B)	32,742
57		Molson Coors Brewing Co (Class B) (Canada)	4
117,494		Nestle S.A. (Regd)	30,025
64,500		Nichirei Corp	251
43,000		Nippon Meat Packers, Inc	499
140,000		Nisshin Seifun Group, Inc	1,448
23,800		Nissin Food Products Co Ltd	610
57,205		Orkla ASA	2,104
92,000		People's Food Holdings Ltd	47
74,400		PepsiAmericas, Inc	1,909
781,900		PepsiCo, Inc	42,168
135,786		Pernod-Ricard S.A.	21,685

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

44,665	*	Royal Numico NV	$1,784
119,654		Sampo Oyj (A Shs)	1,864
43,000		Sapporo Holdings Ltd	207
6,200		Saputo, Inc	188
636,400		Sara Lee Corp	12,607
351,841		Scottish & Newcastle plc	2,916
8,166		Suedzucker AG.	164
23,000		Takara Holdings, Inc	143
1,680,194		Tate & Lyle plc	14,334
18,000		Toyo Suisan Kaisha Ltd	281
36,300		Tyson Foods, Inc (Class A)	646
2,380,872		Unilever plc	22,915
51,000		Want Want Holdings Ltd	65
38,300		Wrigley (Wm.) Jr Co	2,637
26,600		Yakult Honsha Co Ltd	479

		TOTAL FOOD AND KINDRED PRODUCTS	422,120

FOOD STORES - 1.00%
85,800	e	Albertson's, Inc	1,774
3,934		Axfood AB	99
163,475		Carrefour S.A.	7,909
203,290		Casino Guichard-Perrachon S.A.	14,255
785	v*	Casino Guichard-Perrachon S.A. Wts 12/15/05	-
324,932		Coles Myer Ltd	2,287
4,519		Colruyt S.A. Rts	616
21,711		Delhaize Group	1,301
16,600		FamilyMart Co Ltd	476
94,400		Ito-Yokado Co Ltd	3,116
5,040		Jeronimo Martins SGPS S.A.	72
975,961	*	Kroger Co	18,572
14,800		Lawson, Inc	515
32,473		Loblaw Cos Ltd	1,917
1,856,570	*	Royal Ahold NV	15,216
3,696,000	*	Seiyu Ltd	6,628
103,800		Seven-Eleven Japan Co Ltd	2,875
62,721	*	Starbucks Corp	3,240
2,072,326		Tesco plc	11,811
40,000		UNY Co Ltd	454
87,958		Weston (George) Ltd	7,779
10,588		Whole Foods Market, Inc	1,253
306,040		Woolworths Ltd	3,841

		TOTAL FOOD STORES	106,006

FORESTRY - 0.06%
94,700		Weyerhaeuser Co	6,028

		TOTAL FORESTRY	6,028

FURNITURE AND FIXTURES - 0.28%
8,300		Hillenbrand Industries, Inc	420
32,400		Johnson Controls, Inc	1,825
31,200		Leggett & Platt, Inc	829
773,100		Masco Corp	24,554
85,900		MFI Furniture Group plc	170

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

8,848		Neopost S.A.	$779
54,800		Newell Rubbermaid, Inc	1,306

		TOTAL FURNITURE AND FIXTURES	29,883

FURNITURE AND HOMEFURNISHINGS STORES - 0.34%
48,364	*	Bed Bath & Beyond, Inc	2,021
352,450		Best Buy Co, Inc	24,160
904,100		Hitachi Ltd	5,471
9,100	e*	Mohawk Industries, Inc	751
3,150		Nitori Co Ltd	226
26,200		RadioShack Corp	607
34,400		Shimachu Co Ltd	865
16,500	*	Williams-Sonoma, Inc	653
23,300		Yamada Denki Co Ltd	1,339

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	36,093

GENERAL BUILDING CONTRACTORS - 0.61%
62,000		Allgreen Properties Ltd	43
57,900		Amec plc	341
39,700		Barratt Developments plc	509
18,200		Bellway plc	281
96,839	*	Berkeley Group Holdings plc	1,588
58,911		Bouygues S.A.	2,436
638		Brookfield Homes Corp	29
130,900		Centex Corp	9,251
1,383,000		Chiyoda Corp	17,071
45,866		D.R. Horton, Inc	1,725
24,400		Daito Trust Construction Co Ltd	912
135,000		Daiwa House Industry Co Ltd	1,540
105,700		Fletcher Building Ltd	506
8,935		Imerys S.A.	615
13,100		KB Home	999
37,956		Leighton Holdings Ltd	332
40,900	e	Lennar Corp (Class A)	2,595
21,671		NH Hoteles S.A.	297
36,000		Nishimatsu Construction Co Ltd	130
1,800	*	NVR, Inc	1,458
206,000		Obayashi Corp	1,104
45,100		Persimmon plc	630
28,200		Pulte Homes, Inc	2,376
170,000		Shimizu Corp	788
842,315		Skanska AB (B Shs)	10,383
152,000		Sumitomo Realty & Development Co Ltd	1,694
229,300		Taisei Corp	771
96,400		Taylor Woodrow plc	582
11,370		Titan Cement Co S.A.	350
9,300	*	Toll Brothers, Inc	944
231,916		Wimpey (George) plc	1,820

		TOTAL GENERAL BUILDING CONTRACTORS	64,100

GENERAL MERCHANDISE STORES - 1.42%
181,800		Aeon Co Ltd	2,767
144,982		Costco Wholesale Corp	6,498

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

79,000		Daimaru, Inc	$698
46,400	e	Dollar General Corp	945
27,000		Family Dollar Stores, Inc	705
55,800	e	Federated Department Stores, Inc	4,089
362,000		Giordano International Ltd	249
144,490	*	Hagemeyer NV	341
68,000		Hankyu Department Stores, Inc	430
579,422		Hudson's Bay Co	7,101
41,500		Isetan Co Ltd	520
304,600		J.C. Penney Co, Inc	16,016
724,742	*	KarstadtQuelle AG.	9,644
16,467		Kesko Oyj (B Shs)	413
458,357		Kingfisher plc	2,012
651,310		Marks & Spencer Group plc	4,197
86,700		Marui Co Ltd	1,165
70,600		May Department Stores Co	2,835
42,559		Metro AG.	2,108
96,000		Mitsukoshi Ltd	431
19,988		Pinault-Printemps-Redoute S.A.	2,057
282,036		Sonae SPGS S.A.	389
178,000		Takashimaya Co Ltd	1,589
522,967		Target Corp	28,455
216,400	e	TJX Cos, Inc	5,269
1,009,196		Wal-Mart Stores, Inc	48,643
18,300		Warehouse Group Ltd	51
388	*	Waterford Wedgwood plc (Units)	-
246	*	Waterford Wedgwood plc Rts	-

		TOTAL GENERAL MERCHANDISE STORES	149,617

HEALTH SERVICES - 1.40%
41,000	*	Apria Healthcare Group, Inc	1,420
18,203	*	Capio AB	268
81,700	*	Caremark Rx, Inc	3,637
6,856		Coloplast a/s (B Shs)	398
46,100	*	Coventry Health Care, Inc	3,262
27,900	*	DaVita, Inc	1,269
104,783		DCA Group Ltd	302
7,252	*	Elekta AB	301
253,478	*	Express Scripts, Inc	12,669
56,587		Getinge AB (B Shs)	770
539,000		HCA, Inc	30,545
1,075,100		Health Management Associates, Inc (Class A)	28,146
31,100		Intertek Group plc	390
47,700	e*	Kindred Healthcare, Inc	1,889
21,900	*	Laboratory Corp of America Holdings	1,093
400,400	*	Lincare Holdings, Inc	16,352
34,119	*	Magellan Health Services, Inc	1,205
198,982		Mayne Group Ltd	716
44,748		MDS, Inc	673
60,200	*	Medco Health Solutions, Inc	3,212
17,900		Nichii Gakkan Co	436
12,858,000		Parkway Holdings Ltd	14,295
77,116		Sonic Healthcare Ltd	737
2,036		Straumann Holding AG.	424
1,689,900	e*	Tenet Healthcare Corp	20,684
27,600	*	Triad Hospitals, Inc	1,508
15,000		Universal Health Services, Inc (Class B)	933

		TOTAL HEALTH SERVICES	147,534

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.48%
63,568		Abertis Infraestructuras S.A.	$1,617
75,312		ACS Actividades Cons y Servicios S.A.	2,105
183,395		Autoroutes du Sud de La France	10,485
150,482		Balfour Beatty plc	889
95,350		Brisa-Auto Estradas de Portugal S.A.	749
14,600		Fomento de Construcciones y Contratas S.A.	821
19,325		Grupo Ferrovial S.A.	1,244
12,850		Hellenic Technodomiki Tev S.A.	65
73,000		JGC Corp	895
232,600		Kajima Corp	857
177,133		Multiplex Group	389
2,000		Okumura Corp	11
10,610		Technical Olympic S.A.	64
228,843		Transurban Group	1,294
2,192	*	VA Technologie AG.	169
350,367		Vinci S.A.	29,129

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	50,783

HOLDING AND OTHER INVESTMENT OFFICES - 1.36%
22,600	e	Allied Capital Corp	658
66,900		American Home Mortgage Investment Corp	2,339
50,800		Apartment Investment & Management Co (Class A)	2,079
79,800		Archstone-Smith Trust	3,082
31,429		AvalonBay Communities, Inc	2,539
56,800		Boston Properties, Inc	3,976
96,209		Brascan Corp (Class A)	3,676
89,000		CapitaMall Trust	125
5,166		Castellum AB	210
75,408		CI Fund Management, Inc	1,087
144,885		Compagnie Financiere Richemont AG. (Units) (A Shs)	4,860
11,586		Corio NV	646
21,871		Crescent Real Estate Equities Co	410
122,200	*	Deerfield Triarc Capital Corp	1,917
17,000		Developers Diversified Realty Corp	781
57,590		Duke Realty Corp	1,823
131,936		Equity Office Properties Trust	4,367
140,600		Equity Residential	5,177
124,351		General Growth Properties, Inc	5,110
190,592		Great Portland Estates plc	1,194
19,800		Health Care Property Investors, Inc	535
232,800		Honeywell International, Inc	8,527
54,000	e	Host Marriott Corp	945
625,000		Hutchison Whampoa Ltd	5,624
65,203	*	IMMOFINANZ Immobilien Anlagen AG.	597
93,093		ING Industrial Fund	148
429,677		Investa Property Group	634
18,500		iStar Financial, Inc	769
26		Japan Real Estate Investment Corp	221
15		Japan Retail Fund Investment Corp	129
158,600		JFE Holdings, Inc	3,901
39,700		Kimco Realty Corp	2,339
41,315	*	KKR Financial Corp	1,033
179,921		Land Securities Group plc	4,470
107,780	Lend Lease Corp Ltd	1,064
46,900	Liberty Property Trust	2,078
56,911	London Stock Exchange plc	501

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

10,000		Macerich Co	$671
24,600		Mack-Cali Realty Corp	1,114
82,990		Macquarie Communications Infrastructure Group	398
6,950,104		Macquarie Infrastructure Group	21,926
29,600		Newcastle Investment Corp	892
25		Nippon Building Fund, Inc	226
7,055		Nobel Biocare Holding AG.	1,429
247,000		Noble Group Ltd	212
55,400		Plum Creek Timber Co, Inc	2,011
58,700		Prologis	2,362
5,008		PSP Swiss Property AG.	217
27,700		Public Storage, Inc	1,752
13,383		Rodamco Europe NV	1,097
109,883		Schroders plc	1,487
223,656		SCOR	450
153,100		Simon Property Group, Inc	11,098
22,200	e	SL Green Realty Corp	1,432
68,000		Softbank Corp	2,652
286,800		Sumitomo Corp	2,289
111,000		Suntec Real Estate Investment Trust	80
118,900		Trizec Properties, Inc	2,446
80,600		Vornado Realty Trust	6,480
5,974		Wereldhave NV	637
24,382		Wihlborgs Fastigheter AB	531

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	143,460

HOTELS AND OTHER LODGING PLACES - 0.51%
582,804		Accor S.A.	27,262
91,725		Aristocrat Leisure Ltd	807
7,400		Four Seasons Hotels, Inc	489
266,805		Hilton Group plc	1,365
545,800		Hilton Hotels Corp	13,017
5,600		Hyatt Regency S.A.	61
218,784		Intercontinental Hotels Group plc	2,756
8,657		Lottomatica S.p.A.	282
30,700		Marriott International, Inc (Class A)	2,094
21,200	*	MGM Mirage	839
7,000		Overseas Union Enterprise Ltd	38
6,008		Paddy Power plc	103
168,000		Shangri-La Asia Ltd	259
98,700		Sky City Entertainment Group Ltd	306
63,500		Starwood Hotels & Resorts Worldwide, Inc	3,719
27,279		UNiTAB Ltd	296
8,200	e*	Wynn Resorts Ltd	388

		TOTAL HOTELS AND OTHER LODGING PLACES	54,081

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.60%
348,360		3M Co	25,186
37,700	*	AGCO Corp	721
379,583		Aggreko plc	1,253
26,770		Alfa Laval AB	387
82,000		Amada Co Ltd	556
93,900		American Standard Cos, Inc	3,936
1,215		Andritz AG.	116
425,181	*	Apple Computer, Inc	15,651

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

860,279		Applied Materials, Inc	$13,919
99,218		Atlas Copco AB (A Shares)	1,567
62,313		Atlas Copco AB (B Shares)	894
67,400		Black & Decker Corp	6,056
100,296	*	Brocade Communications Systems, Inc	389
53,500		Caterpillar, Inc	5,099
10,955		CDW Corp	625
102,000	*	Cooper Cameron Corp	6,329
7,250		Creative Technology Ltd	47
65,200		Daikin Industries Ltd	1,626
178,000		Dainippon Screen Manufacturing Co Ltd	1,193
109,400		Deere & Co	7,165
1,122,307	*	Dell, Inc	44,342
579,376		Dixons Group plc	1,625
32,400		Dover Corp	1,179
4,868		East Asiatic Co Ltd a/s	344
80,400		Eaton Corp	4,816
40,000		Ebara Corp	153
1,723,000	*	EMC Corp	23,622
147,700	*	Emulex Corp	2,697
165,100		FKI plc	287
3,684		FLSmidth & Co a/s (B Shs)	75
178,323		Futuris Corp Ltd	247
95,800		Glory Ltd	1,533
13,280		Heidelberger Druckmaschinen	387
1,623,358		Hewlett-Packard Co	38,165
16,700		Hitachi Construction Machinery Co Ltd	198
3,643		Hoganas AB (B Shs)	98
60,900		Ingersoll-Rand Co Ltd	4,345
741,520		International Business Machines Corp	55,021
75,900		International Game Technology	2,137
222,000	*	Ishikawajima-Harima Heavy Industries Co Ltd	322
96,658	*	Jabil Circuit, Inc	2,970
1,814		KCI Konecranes Oyj	77
46,583		Kennametal, Inc	2,136
246,000		Komatsu Ltd	1,902
8,000		Komori Corp	121
62,000		Koyo Seiko Co Ltd	829
503,000		Kubota Corp	2,748
68,984	*	Lam Research Corp	1,996
21,000	*	Lexmark International, Inc	1,361
24,340		Linde AG.	1,639
22,870	*	Logitech International S.A. (Regd)	734
76,000		Makita Corp	1,485
138,200		Meggitt plc	699
30,941		Metso Oyj	674
58,000		Minebea Co Ltd	234
832,000		Mitsubishi Heavy Industries Ltd	2,173
100,000	*	MTU Aero Engines Holding AG.	3,055
89,400	*	National Oilwell Varco, Inc	4,250
14,800		Nidec Corp	1,562
108,000		NSK Ltd	553
93,000		NTN Corp	499
21,884		OCE NV	322
58,300		Omron Corp	1,283
20,600		Pall Corp	625
206,700		Parker Hannifin Corp	12,817
15,900		Pentair, Inc	681
101,800		Pitney Bowes, Inc	4,433

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

7,863,000		Quanta Computer, Inc	$15,018
994		Rieter Holding AG.	275
29,800		Rockwell Automation, Inc	1,452
1,631,650		Rolls-Royce Group plc (B Shs)	3
921,608		Sagem S.A.	19,046
27,681	*	Sandisk Corp	657
59,990		Sandvik AB	2,225
28,281		Scania AB	1,041
64,000		Seagate Technology	1,123
26,262	v*	Seagate Technology, Inc (Escrow)	-
824		SIG Holding AG.	186
117,036		SKF AB	1,191
17,514		Smith International, Inc	1,116
630,000	*	Solectron Corp	2,388
11,900		SPX Corp	547
14,000		Stanley Works	638
27,000	*	Storage Technology Corp	980
67,353		Symbol Technologies, Inc	665
78,000		Texwinca Holdings Ltd	65
22,800		THK Co Ltd	469
22,400	*	Varian Medical Systems, Inc	836
47,181	*	Vestas Wind Systems a/s	781
19,526		Wartsila Oyj (B Shs)	563
124,847	*	Western Digital Corp	1,675
2,098		Wincor Nixdorf AG.	171

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	379,277

INSTRUMENTS AND RELATED PRODUCTS - 2.06%
9,800	*	Affymetrix, Inc	528
265,600	*	Agilent Technologies, Inc	6,114
22,000		Allergan, Inc	1,875
36,300		Applera Corp (Applied Biosystems Group)	714
17,000		Bard (C.R.), Inc	1,131
8,600		Bausch & Lomb, Inc	714
152,100		Baxter International, Inc	5,643
10,000		Beckman Coulter, Inc	636
168,916		Becton Dickinson & Co	8,863
38,974		Biomet, Inc	1,350
281,983	*	Boston Scientific Corp	7,614
216,100		Canon, Inc	11,337
57,800		Casio Computer Co Ltd	752
72,500		Citizen Watch Co Ltd	654
15,329		Cochlear Ltd	457
7,100		Cooper Cos, Inc	432
66,100		Danaher Corp	3,460
12,357		Dentsply International, Inc	667
59,600		Eastman Kodak Co	1,600
149,661		Essilor International S.A.	10,211
49,700		Fanuc Ltd	3,147
19,100	*	Fisher Scientific International, Inc	1,240
16,315		Fresenius Medical Care AG.	1,390
610,400		Fuji Photo Film Co Ltd	19,744
54,914		Gambro AB (A Shs)	733
29,458		Gambro AB (B Shs)	394
190,400		Guidant Corp	12,814
146,130		IMI plc	1,089
767,054	*	Invensys plc	144

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

85,751		Keyence Corp	$19,134
76,037		KLA-Tencor Corp	3,323
124,100		Konica Corp	1,154
41,838		Luxottica Group S.p.A.	865
712,400	e	Medtronic, Inc	36,895
11,100	*	Millipore Corp	630
69,000		Nikon Corp	777
63,000		Olympus Corp	1,206
1,185,000		PCCW Ltd	739
16,009	*	Petroleum Geo-Services ASA	386
10,280		Phonak Holding AG.	385
9,447		Prosafe ASA	283
484,300		Raytheon Co	18,946
190,000		Ricoh Co Ltd	2,961
171,270		Smith & Nephew plc	1,684
57,200	*	St. Jude Medical, Inc	2,494
353,000	*	STATS ChipPAC Ltd	252
42,400		Stryker Corp	2,017
13,936		Synthes, Inc	1,528
28,500	*	Teradyne, Inc	341
9,678		The Swatch Group AG. (Br)	1,356
16,547		The Swatch Group AG. (Regd)	472
82,200	*	Thermo Electron Corp	2,209
74,800		Ushio, Inc	1,328
19,800	*	Waters Corp	736
8,405	*	William Demant Holding	418
384,500	e*	Xerox Corp	5,302
52,300		Yokogawa Electric Corp	643
41,600	*	Zimmer Holdings, Inc	3,169

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	217,080

INSURANCE AGENTS, BROKERS AND SERVICE - 0.17%
216,525		AON Corp	5,422
46,400		Hartford Financial Services Group, Inc	3,470
3,400	e	Hilb, Rogal & Hamilton Co	117
296,500		Marsh & McLennan Cos, Inc	8,213
12,101		MLP AG.	226

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	17,448

INSURANCE CARRIERS - 5.63%
339,600		ACE Ltd	15,231
114,800	e	Aetna, Inc	9,508
524,201		Aflac, Inc	22,687
127,027		Alleanza Assicurazioni S.p.A.	1,378
338,019		Allianz AG. (Regd)	38,665
457,300		Allstate Corp	27,324
22,100		Ambac Financial Group, Inc	1,542
120,200		American Financial Group, Inc	4,029
1,069,122		American International Group, Inc	62,116
539,293		AMP Ltd	2,649
276,924		Assicurazioni Generali S.p.A.	8,631
603,316		Aviva plc	6,702
412,861		AXA	10,283
260,896		AXA Asia Pacific Holdings Ltd	870
28,600		Berkley (W.R.) Corp	1,020

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

53,100		Britannic Group plc	$489
273,200		Chubb Corp	23,389
25,600		Cigna Corp	2,740
27,977		Cincinnati Financial Corp	1,107
10,326		CNP Assurances	659
30,350		Corporacion Mapfre S.A.	453
20,200		Everest Re Group Ltd	1,879
6,834		Fairfax Financial Holdings Ltd	1,133
64,600		Fidelity National Financial, Inc	2,306
306,500		Friends Provident plc	997
172,400		Genworth Financial, Inc	5,212
172,455		Great-West Lifeco, Inc	3,921
50,800		HCC Insurance Holdings, Inc	1,924
19,000	*	Health Net, Inc	725
1,264,149		ING Groep NV	35,546
466,648		Insurance Australia Group Ltd	2,130
22,700		Jefferson-Pilot Corp	1,145
1,934,000		Legal & General Group plc	3,972
47,500		Liberty International plc	823
45,227		Lincoln National Corp	2,122
30,000		Loews Corp	2,325
456,132		Manulife Financial Corp	21,790
58,137	e	MBIA, Inc	3,448
79,103		Mediolanum S.p.A.	493
315,475		MetLife, Inc	14,177
54,000		MGIC Investment Corp	3,522
393		Millea Holdings, Inc	5,275
344,500		Mitsui Sumitomo Insurance Co Ltd	3,085
115,016		Muenchener Rueckver AG. (Regd)	12,195
59,000		Old Republic International Corp	1,492
24,100	*	Pacificare Health Systems, Inc	1,722
52,200		PartnerRe Ltd	3,363
15,300	e	PMI Group, Inc	596
8,177		Pohjola Group plc (D Shs)	119
147,953		Power Corp of Canada	3,711
115,491		Power Financial Corp	3,082
30,200		Progressive Corp	2,984
83		Promina Group Ltd	-
11,600		Protective Life Corp	490
522,700		Prudential Financial, Inc	34,321
787,709		Prudential plc	6,983
218,628		QBE Insurance Group Ltd	2,662
38,700		Radian Group, Inc	1,827
90,839		RAS S.p.A.	1,766
10,900		RenaissanceRe Holdings Ltd	537
875,800		Royal & Sun Alliance Insurance Group plc	1,311
213,135		Safeco Corp	11,582
2,079		Schindler Holding AG. (Pt Cert)	750
305,517		Skandia Forsakrings AB	1,678
248,000		Sompo Japan Insurance, Inc	2,493
689,601		St. Paul Travelers Cos, Inc	27,260
72,263		Storebrand ASA	674
176,248		Sun Life Financial, Inc	5,939
95,224		Swiss Reinsurance Co (Regd)	5,841
63,950		T&D Holdings, Inc	2,997
5,434	*	Topdanmark a/s	396
18,200		Torchmark Corp	950
38,000	*	Tower Ltd	57

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

730,500	e	UnitedHealth Group, Inc	$38,088
48,600	e	UnumProvident Corp	890
14,500	*	WellChoice, Inc	1,007
422,234	*	WellPoint, Inc	29,404
202,786		XL Capital Ltd (Class A)	15,091
39,000		Zenith National Insurance Corp	2,647
41,925		Zurich Financial Services AG.	7,193

		TOTAL INSURANCE CARRIERS	593,520

LEATHER AND LEATHER PRODUCTS - 0.05%
129,900	*	Coach, Inc	4,361
139,000		Yue Yuen Industrial Holdings	424

		TOTAL LEATHER AND LEATHER PRODUCTS	4,785

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.12%
203		Central Japan Railway Co	1,567
1,028		East Japan Railway Co	5,277
217,000		Keio Electric Railway Co Ltd	1,170
417,800		MTR Corp	804
80,000		SMRT Corp Ltd	56
89,388		Veolia Environnement	3,347

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	12,221

LUMBER AND WOOD PRODUCTS - 0.02%
12,300	*	Canfor Corp	148
14,850		Holmen AB (B Shs)	400
141,000		Sekisui House Ltd	1,418

		TOTAL LUMBER AND WOOD PRODUCTS	1,966

MEMBERSHIP ORGANIZATIONS - 0.00%
5,200	*	Filtrona plc	23

		TOTAL MEMBERSHIP ORGANIZATIONS	23

METAL MINING - 0.68%
27,000		Agnico-Eagle Mines Ltd	338
339,183		Alumina Ltd	1,434
198,998		Barrick Gold Corp (New York)	4,972
1,045		Barrick Gold Corp (U.S.)	26
71,370		Cameco Corp	3,185
174,200		Freeport-McMoRan Copper & Gold, Inc (Class A)	6,522
68,075	*	Glamis Gold Ltd	1,166
116,518		Goldcorp, Inc	1,854
64,116		Iluka Resources Ltd	367
84,433	*	Inco Ltd	3,181
56,900		Inco Ltd	2,148
32,300	*	Ivanhoe Mines Ltd	251
35,000		Johnson Matthey plc	668
173,586	*	Kinross Gold Corp	1,063
33,161	*	Meridian Gold, Inc	596
234,000		Mitsubishi Materials Corp	550
138,000		Mitsui Mining & Smelting Co Ltd	645

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

212,300		Newmont Mining Corp	$8,286
62,000		Nippon Light Metal Co Ltd	146
132,233		Noranda, Inc	2,269
29,607		Outokumpu Oyj	381
81,700		Phelps Dodge Corp	7,557
171,768	*	Placer Dome, Inc	2,630
82,438		Rio Tinto Ltd	2,801
306,246		Rio Tinto plc	9,329
121,200	e	Southern Peru Copper Corp	5,192
143,000		Sumitomo Metal Mining Co Ltd	975
72,324		Teck Cominco Ltd (Class B)	2,441
6,828		Umicore	547

		TOTAL METAL MINING	71,520

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.31%
4,900		Aderans Co Ltd	116
18,333		Amer Sports Corp	348
377,105		Anglo American plc	8,822
19,900		Bandai Co Ltd	401
10,500		Blyth, Inc	294
46,993		Bulgari S.p.A.	525
22,900		Fortune Brands, Inc	2,034
33,800		Hasbro, Inc	703
67,100		Mattel, Inc	1,228
28,300		Nintendo Co Ltd	2,954
2,641	*	RHI AG.	72
4,154		Societe BIC S.A.	248
886		Sulzer AG. (Regd)	365
507,200		Tyco International Ltd	14,810

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	32,920

MISCELLANEOUS RETAIL - 0.72%
64,872	*	Amazon.com, Inc	2,146
70,100	*	Barnes & Noble, Inc	2,720
11,700		Circle K Sunkus Co Ltd	263
202,600		CVS Corp	5,890
2,190		Folli-Follie S.A. (Regd)	64
227,693		GUS plc	3,584
2,460		Hellenic Duty Free Shops S.A.	43
4,400		Hikari Tsushin, Inc	315
122,200		HMV Group plc	516
10		Index Corp	30
21,800		Jean Coutu Group, Inc	332
6,200		Matsumotokiyoshi Co Ltd	169
106,100		Michaels Stores, Inc	4,389
43,330		Next plc	1,168
237,000		Nippon Mining Holdings, Inc	1,341
140,400	*	Office Depot, Inc	3,207
168,850		Pacific Brands Ltd	291
23,623		Petsmart, Inc	717
5,600		Ryohin Keikaku Co Ltd	276
47,248	*	Sears Holdings Corp	7,081
61,458		Shoppers Drug Mart Corp	2,132
683,141		Signet Group plc	1,328
615,495	Staples, Inc	13,122

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

23,500		Tiffany & Co	$770
70,200	*	Toys 'R' Us, Inc	1,859
19,400		Travis Perkins plc	603
474,070		Walgreen Co	21,802

		TOTAL MISCELLANEOUS RETAIL	76,158

MOTION PICTURES - 1.00%
398,700	*	Liberty Media Corp (Class A)	4,063
1,478,716		News Corp (Class A)	23,926
904,699	e	News Corp (Class B)	15,253
351,020	*	Premiere AG.	12,154
21,052		ProSieben SAT.1 Media AG.	366
104,300		Rank Group plc	501
1,833,718	*	Time Warner, Inc	30,641
23,800		Toho Co Ltd	343
729,483		Walt Disney Co	18,368

		TOTAL MOTION PICTURES	105,615

NONDEPOSITORY INSTITUTIONS - 3.18%
21,700		Acom Co Ltd	1,384
404,606		Aegon NV	5,212
23,300		Aiful Corp	1,734
727,500		American Express Co	38,725
87,800		Capital One Financial Corp	7,025
181,109		Cattles plc	998
424	v*	CFS Gandel Retail Trust (New)	1
34,500		CIT Group, Inc	1,482
444,363		Countrywide Financial Corp	17,157
42,100		Credit Saison Co Ltd	1,395
5,788		D Carnegie AB	68
700,600		Fannie Mae	40,915
555,378		Freddie Mac	36,227
2,474,425		HBOS plc	38,059
200		Hitachi Capital Corp	4
446,889		Hypo Real Estate Holding	16,931
340,923		ICAP plc	1,810
76,860		IGM Financial, Inc	2,363
81,700		Irish Life & Permanent plc	1,430
828,400	e*	Lazard Ltd	19,260
1,666,500		MBNA Corp	43,596
668,003		Mediobanca S.p.A.	12,490
87,800		ORIX Corp	13,122
5,191		Perpetual Trustees Australia Ltd	227
27,000		Promise Co Ltd	1,725
37,500		Provident Financial plc	482
74,331	*	Providian Financial Corp	1,310
410,300	*	RHJ International	9,686
820		SFCG Co Ltd	192
67,500		SLM Corp	3,429
256,890		Takefuji Corp	17,306

		TOTAL NONDEPOSITORY INSTITUTIONS	335,745

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES				VALUE (000)

NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%			$
15,400		Aber Diamond Corp		472
61,000		Dowa Mining Co Ltd		405
71,170		Vulcan Materials Co		4,625

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS		5,502

OIL AND GAS EXTRACTION - 2.49%
91,000		Anadarko Petroleum Corp		7,476
123,006		Apache Corp		7,946
254,700		Baker Hughes, Inc		13,030
92,000		BJ Services Co		4,828
219,641		Burlington Resources, Inc		12,133
61,647	*	Cal Dive International, Inc		3,228
223,792		Canadian Natural Resources Ltd		8,113
41,600	e	Chesapeake Energy Corp		948
216,700		Devon Energy Corp		10,982
403,832		EnCana Corp		15,935
90,400		ENSCO International, Inc		3,232
59,700		EOG Resources, Inc		3,391
9,600		Equitable Resources, Inc		653
17,600	*	Forest Oil Corp		739
120,500		GlobalSantaFe Corp		4,916
19,780		Groupe Bruxelles Lambert S.A.		1,711
221,600		Halliburton Co		10,597
32,200		Helmerich & Payne, Inc		1,511
50,223		Husky Energy, Inc		1,998
10,079		IHC Caland NV		690
28		INPEX Corp		157
78,878		Kerr-McGee Corp		6,019
46,517	*	Lundin Petroleum AB		399
81,600	*	Nabors Industries Ltd		4,947
35,513	*	Neste Oil Oyj		920
19,600	*	Newfield Exploration Co		782
122,076	*	Nexen, Inc		3,708
58,400		Noble Corp		3,592
81,200		Noble Energy, Inc		6,143
124,500		Occidental Petroleum Corp		9,578
5,002		OMV AG.		2,177
234,543		Origin Energy Ltd		1,357
101,790		Patterson-UTI Energy, Inc		2,833
15,500		Penn West Energy Trust		367
119,877		Petro-Canada		7,806
23,100		Pioneer Natural Resources Co		972
44,862	*	Precision Drilling Corp		1,769
18,200		Rowan Cos, Inc		541
238,800		Schlumberger Ltd	18,134
4,277,166		Shell Transport & Trading Co plc	41,432
14,000		Singapore Petroleum Co Ltd	41
7,413		Smedvig ASA	150
5,800	*	Southwestern Energy Co	273
191,837		Statoil ASA	3,904
53,548	*	Stolt Offshore S.A.	485
143,881		Talisman Energy, Inc	5,392
25,969		Technip S.A.	1,205
86,700	*	Transocean, Inc	4,679
24,900	*	Ultra Petroleum Corp	756
103,791		Unocal Corp	6,752

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

22,100	*	Weatherford International Ltd	$1,281
136,643		Woodside Petroleum Ltd	3,039
194,440		XTO Energy, Inc	6,609

		TOTAL OIL AND GAS EXTRACTION	262,256

PAPER AND ALLIED PRODUCTS - 0.58%
125,000		Abitibi-Consolidated, Inc (Canada)	557
7,108		Billerud AB	85
14,809		Buhrmann NV	146
204,406		Bunzl plc	1,898
87,200		Carter Holt Harvey Ltd	138
32,900		De La Rue plc	239
61,700	*	Domtar, Inc	456
132,200		Georgia-Pacific Corp	4,204
32,900		Greif, Inc (Class A)	2,010
162,300		International Paper Co	4,903
191,900		Kimberly-Clark Corp	12,011
561		Mayr-Melnhof Karton AG.	78
60,300		MeadWestvaco Corp	1,691
68,000		NGK Insulators Ltd	660
191		Nippon Paper Group, Inc	699
34,306		Norske Skogindustrier ASA	562
287,000		OJI Paper Co Ltd	1,494
22,000		Packaging Corp of America	463
47,800		Potlatch Corp	2,501
180,376		Rexam plc	1,553
142,340	*	Smurfit-Stone Container Corp	1,448
186,264		Stora Enso Oyj (R Shs)	2,372
56,977		Svenska Cellulosa AB (B Shs)	1,821
288,605		TDC a/s	12,361
76,000		Temple-Inland, Inc	2,823
23,400		Uni-Charm Corp	941
153,606		UPM-Kymmene Oyj	2,941

		TOTAL PAPER AND ALLIED PRODUCTS	61,055

PERSONAL SERVICES - 0.04%
21,342		Cintas Corp	824
154,012		Davis Service Group plc	1,251
24,900		H & R Block, Inc	1,453
9,400	*	Weight Watchers International, Inc	485

		TOTAL PERSONAL SERVICES	4,013

PETROLEUM AND COAL PRODUCTS - 5.21%
4,335,241		BP plc	45,104
639,318		BP plc (Spon ADR)	39,881
870,300		ChevronTexaco Corp	48,667
12,500,000	*	China Shenhua Energy Co Ltd	12,061
35,500		ConocoPhillips	2,041
1,901,898		ENI S.p.A.	48,889
2,836,458		ExxonMobil Corp	163,011
708,513		Fortum Oyj	11,365
33,480		Hellenic Petroleum S.A.	358
51,768		Imperial Oil Ltd	4,312
165,890		Marathon Oil Corp	8,854
476,000		Nippon Oil Corp	3,224
41,911		Norsk Hydro ASA	3,808
15,950		Premcor, Inc	1,183

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

280,875		Premier Farnell plc	$813
266,002		Repsol YPF S.A.	6,753
930,065		Royal Dutch Petroleum Co	60,487
175,985		Santos Ltd	1,512
96,942		Shell Canada Ltd (U.S.)	2,603
1,536,500		Showa Shell Sekiyu KK	15,376
206,605		Suncor Energy, Inc	9,770
16,900		Sunoco, Inc	1,921
39,000		Teikoku Oil Co Ltd	289
80,200		TonenGeneral Sekiyu KK	867
198,488		Total S.A.	46,465
128,900		Valero Energy Corp	10,197

		TOTAL PETROLEUM AND COAL PRODUCTS	549,811

PIPELINES, EXCEPT NATURAL GAS - 0.06%
229,567		TransCanada Corp	6,043

		TOTAL PIPELINES, EXCEPT NATURAL GAS	6,043

PRIMARY METAL INDUSTRIES - 0.70%
55,893		Acerinox S.A.	760
28,100	e*	AK Steel Holding Corp	180
157,314		Alcan, Inc (Paris)	4,724
135,500		Alcoa, Inc	3,541
8,800	*	Algoma Steel, Inc	180
148,820		Arcelor	2,904
1,915		Bekaert S.A.	144
1,037,918		BHP Billiton Ltd	14,193
797,374		BHP Billiton plc	10,169
209,212		BlueScope Steel Ltd	1,301
416,600	*	Corning, Inc	6,924
1,511,032	*	Corus Group plc	1,128
69,000		Daido Steel Co Ltd	309
84,880		Dofasco, Inc	2,675
9,100		IPSCO, Inc	397
711,000		Kobe Steel Ltd	1,333
98,728		Newcrest Mining Ltd	1,301
1,895,400		Nippon Steel Corp	4,385
213,000		Nisshin Steel Co Ltd	533
3,816		NKT Holding a/s	143
21,200		Novelis, Inc	538
107,184		Nucor Corp	4,890
156,419		OneSteel Ltd	314
23,224		Rautaruukki Oyj	347
24,932		Ssab Svenskt Stal AB (Series A)	573
131,000		Sumitomo Heavy Industries Ltd	627
1,111,000		Sumitomo Metal Industries Ltd	1,889
102,163		ThyssenKrupp AG.	1,767
100,400		Tokyo Steel Manufacturing Co Ltd	1,261
21,889		Trelleborg AB (B Shs)	324
46,675		TUI AG.	1,154
67,800		United States Steel Corp	2,330
14,650		Viohalco S.A.	94
5,543		Voestalpine AG.	388

		TOTAL PRIMARY METAL INDUSTRIES	73,720

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

PRINTING AND PUBLISHING - 0.99%
70,856		APN News & Media Ltd	$277
32,584		Arnoldo Mondadori Editore S.p.A.	310
181,000		Dai Nippon Printing Co Ltd	2,904
88,534		Daily Mail & General Trust plc	1,041
8,200		Dow Jones & Co, Inc	291
11,700	*	Dun & Bradstreet Corp	721
79,467		Emap plc	1,105
47,611		Eniro AB	541
71,500		Gannett Co, Inc	5,086
48,300		Gruppo Editoriale L'Espresso S.p.A.	263
171,433		Independent News & Media plc	529
276,264		John Fairfax Holdings Ltd	903
12,900		Knight Ridder, Inc	791
35,289		Lagardere S.C.A.	2,608
103,400		McGraw-Hill Cos, Inc	4,575
67,400		New York Times Co (Class A)	2,100
326,634		Pearson plc	3,838
21,523		Promotora de Informaciones S.A. (PRISA)	417
26,900		Quebecor World, Inc	527
12,300	*	R.H. Donnelley Corp	762
143,635		R.R. Donnelley & Sons Co	4,957
207,746		Reed Elsevier NV	2,892
481,030		Reed Elsevier plc	4,596
11,871		Schibsted ASA	326
124,000		SCMP Group Ltd	54
479,000		Singapore Press Holdings Ltd	1,219
194,492	*	Telecom Italia Media S.p.A.	93
51,919		Telefonica Publicidad e Informacion S.A.	453
70,884		Thomson Corp	2,374
155,000		Toppan Printing Co Ltd	1,636
71,162		Tribune Co	2,504
145,875		Trinity Mirror plc	1,612
82,041		United Business Media PLC	729
1,401,352		Viacom, Inc (Class B)	44,871
72,862		VNU NV	2,029
900		Washington Post Co (Class B)	752
86,048		Wolters Kluwer NV	1,643
210,100		Yell Group plc	1,598

		TOTAL PRINTING AND PUBLISHING	103,927

RAILROAD TRANSPORTATION - 0.49%
282,281		Brambles Industries Ltd	1,750
1,888,668		Brambles Industries plc	10,315
60,800		Burlington Northern Santa Fe Corp	2,863
21,565		Canadian National Railway Co	1,243
62,364		Canadian National Railway Co (Canada)	3,599
51,966		Canadian Pacific Railway Ltd	1,799
110,400		CSX Corp	4,710
280,541		Firstgroup plc	1,652
65,000		Keihin Electric Express Railway Co Ltd	397
401,000		Kintetsu Corp	1,220
216,000		Nippon Express Co Ltd	935
512,800		Norfolk Southern Corp	15,876
164,000		Odakyu Electric Railway Co Ltd	868
125,000		Tobu Railway Co Ltd	452
64,800		Union Pacific Corp	4,199

		TOTAL RAILROAD TRANSPORTATION	51,878

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

REAL ESTATE - 0.58%
116,000		Ascendas Real Estate Investment Trust	$152
17,600		Bovis Homes Group plc	224
89,186		British Land Co plc	1,398
33,900		Brixton plc	216
110,676		Brookfield Properties Corp	3,131
315,000		CapitaLand Ltd	443
248,740		Centro Properties Group (New)	1,114
348,586		CFS Gandel Retail Trust	444
454,500		Cheung Kong Holdings Ltd	4,407
158,000		City Developments Ltd	700
3,000	*	City Developments Ltd Wts 05/10/06	9
1,767		Cofinimmo	277
372,285		Commonwealth Property Office Fund	358
815,221		DB RREEF Trust	846
383,745		Fadesa Inmobiliaria S.A.	10,971
4,243		Gecina S.A.	483
596,497		General Property Trust	1,657
95,548		Hammerson plc	1,520
587,000		Hang Lung Properties Ltd	860
147,420		Harvey Norman Holdings Ltd	280
242,000		Henderson Land Development Co Ltd	1,153
83,000		Hopewell Holdings	212
83,000		Hysan Development Co Ltd	172
8,112		Inmobiliaria Colonial S.A.	432
15,791		IVG Immobilien AG.	292
214		Japan Prime Realty Investment Corp	634
116,500		Kerry Properties Ltd	258
93,800		Kiwi Income Property Trust	72
6,281		Klepierre	598
31,500		Leopalace21 Corp	523
285,061		Macquarie Goodman Group	887
10,252	*	Meinl European Land Ltd	178
660	v*	Metrovacesa S.A.	39
14,057		Metrovacesa S.A.	828
13,861	*	Metrovacesa S.A. Rts	75
14,199		MI Developments, Inc	448
256,956		Mirvac Group	697
312,000		Mitsubishi Estate Co Ltd	3,417
218,900		Mitsui Fudosan Co Ltd	2,443
744,924		New World Development Co Ltd	909
8		Nomura Real Estate Office Fund, Inc	61
33,511		Sacyr Vallehermoso S.A.	789
14,000		Singapore Land Ltd	47
423,758		Sino Land Co Ltd	450
75,900		Slough Estates plc	706
12,200		St. Joe Co	995
385,365		Stockland Trust Group	1,618
396,800		Sun Hung Kai Properties Ltd	3,902
60,000		Tokyo Tatemono Co Ltd	401
72,000		Tokyu Land Corp	337
13,755		Unibail	1,765
86,600		United Overseas Land Ltd	117
421,715		Westfield Group	5,689
5,083	*	Wihlborgs Fastigheter AB	124
61,000		Wing Tai Holdings Ltd	36

		TOTAL REAL ESTATE	60,794

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.33%
68,716		Adidas-Salomon AG.	$11,491
764,600		Bridgestone Corp	14,665
37,718		Continental AG.	2,706
1,700		Cooper Tire & Rubber Co	32
8,300	e*	Goodyear Tire & Rubber Co	124
42,040		Michelin (C.G.D.E.) (B Shs)	2,554
27,091		Nokian Renkaat Oyj	494
878,337		Pirelli & C S.p.A.	914
167,000		Sanwa Shutter Corp	960
13,800	*	Sealed Air Corp	687
10,200		Toyoda Gosei Co Ltd	164

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	34,791

SECURITY AND COMMODITY BROKERS - 1.68%
169,618		3i Group plc	2,055
93,700		A.G. Edwards, Inc	4,231
118,200		Amvescap plc	703
23,976		Australian Stock Exchange Ltd	422
40,888	*	Babcock & Brown Ltd	428
52,776	*	Challenger Financial Services Group Ltd	125
347,900		Charles Schwab Corp	3,924
5,400	e	Chicago Mercantile Exchange	1,596
19,900		Close Brothers Group plc	262
405,000		Daiwa Securities Group, Inc	2,489
191,935		Deutsche Boerse AG.	14,927
152		E*Trade Securities Co Ltd	460
24,310		Euronext NV	821
28,500		Federated Investors, Inc (Class B)	855
52,500		Franklin Resources, Inc	4,042
281,493	e	Goldman Sachs Group, Inc	28,718
6,160		Hellenic Exchanges S.A.	45
296,000		Hong Kong Exchanges & Clearing Ltd	763
33,645	*	Instinet Group, Inc	176
598,000		Itochu Corp	3,008
5,100		Jafco Co Ltd	269
37,100		Janus Capital Group, Inc	558
42,100		Legg Mason, Inc	4,383
213,500		Lehman Brothers Holdings, Inc	21,196
65,586		Macquarie Bank Ltd	2,977
47,100		Man Group plc	1,218
366,300		Marubeni Corp	1,250
14,400		Matsui Securities Co Ltd	154
290,800	e	Merrill Lynch & Co, Inc	15,997
332,000		Mitsubishi Corp	4,494
399,600		Mitsui & Co Ltd	3,770
772,182		Morgan Stanley	40,516
426,000		Nikko Cordial Corp	1,863
503,000		Nomura Holdings, Inc	5,981
10,300	*	OMX AB	117
387	*	Piper Jaffray Cos	12
7,100		Raymond James Financial, Inc	201
950		SBI Holdings, Inc	318
87,000	Shinko Securities Co Ltd	274
97,000	Singapore Exchange Ltd	121
19,274	T Rowe Price Group, Inc	1,207
21,278	TSX Group, Inc	634

	TOTAL SECURITY AND COMMODITY BROKERS	177,560

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

SPECIAL TRADE CONTRACTORS - 0.16%
24,100		eAccess Ltd	$16,112
69,014		Grafton Group plc	800
1,000		Kinden Corp	7

		TOTAL SPECIAL TRADE CONTRACTORS	16,919

STONE, CLAY, AND GLASS PRODUCTS - 0.56%
281,000		Asahi Glass Co Ltd	2,939
175,857		Boral Ltd	865
81,500		BPB plc	771
203,000		Central Glass Co Ltd	1,266
26,911		Cimpor Cimentos de Portugal S.A.	151
89,745		Compagnie de Saint-Gobain	4,966
141,889		CRH plc	3,733
706,600		CRH plc (Ireland)	18,736
275,992		CSR Ltd	562
221,800		Hanson plc	2,128
20,132		Heidelberger Zement AG. (Germany)	1,450
54,841		Holcim Ltd (Regd)	3,332
30,200		Hoya Corp	3,473
18,857		Italcementi S.p.A.	294
137,763		James Hardie Industries NV	793
30,824		Lafarge North America, Inc	1,925
50,235		Lafarge S.A. (Br)	4,568
68,000		Nippon Sheet Glass Co Ltd	265
25,200	*	Owens-Illinois, Inc	631
679,584		Pilkington plc	1,455
280,437		Rinker Group Ltd	2,974
112,000		Sumitomo Osaka Cement Co Ltd	297
203,000		Taiheiyo Cement Corp	540
66,000		Toto Ltd	521
17,915		Wienerberger AG.	832

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	59,467

TEXTILE MILL PRODUCTS - 0.00%
7,900	*	Gildan Activewear, Inc	207

		TOTAL TEXTILE MILL PRODUCTS	207

TOBACCO PRODUCTS - 0.79%
79,365		Altadis S.A.	3,321
804,500	e	Altria Group, Inc	52,019
2,011		Japan Tobacco, Inc	26,759
11,800		Reynolds American, Inc	930

		TOTAL TOBACCO PRODUCTS	83,029

TRANSPORTATION BY AIR - 0.52%
176,000	*	Air China Ltd (Class H)	59
36,981		Air France-KLM	561
18,900	*	Alaska Air Group, Inc	562
115,000		All Nippon Airways Co Ltd	350
305,900		Auckland International Airport Ltd	508
264,816		BAA plc	2,935
5,621,500	*	British Airways plc	26,387

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

315,000		Cathay Pacific Airways Ltd	$572
72,100	e*	Continental Airlines, Inc (Class B)	957
66,262		Deutsche Lufthansa AG. (Regd)	810
95,000		FedEx Corp	7,696
1,400		Flughafen Wien AG.	91
133,668		Iberia Lineas Aereas de Espana	382
147,000		Japan Airlines System Corp	396
556		Kobenhavns Lufthavne As	132
95,000	e*	Northwest Airlines Corp	433
278,673	*	Qantas Airways Ltd	713
9,446	e*	Ryanair Holdings plc (Spon ADR)	424
188,356		SABMiller plc	2,936
9,881	*	SAS AB	85
165,000		Singapore Airlines Ltd	1,093
100,911		Skywest, Inc	1,835
190,800		Southwest Airlines Co	2,658
287,000		Swire Pacific Ltd (A Shs)	2,530

		TOTAL TRANSPORTATION BY AIR	55,105

TRANSPORTATION EQUIPMENT - 3.46%
1,140,215		BAE Systems plc	5,844
393,700		Bayerische Motoren Werke AG.	17,919
73,200		BBA Group plc	405
263,500	e	Boeing Co	17,391
1,476	*	Bombardier, Inc (Class A)	3
421,467	*	Bombardier, Inc (Class B)	898
14,300	e	Brunswick Corp	620
83,885		CAE, Inc	450
27,716		Cobham plc	702
249,900		DaimlerChrysler AG. (Regd)	10,116
85,600		Delphi Corp	398
149,500		Denso Corp	3,398
5,952		DSV a/s	505
142,012	*	Fiat S.p.A.	1,029
17,090,878		Finmeccanica S.p.A.	15,920
836,200		Ford Motor Co	8,563
158,600		General Dynamics Corp	17,373
60,100	e	General Motors Corp	2,043
28,400		Genuine Parts Co	1,167
46,600		Harley-Davidson, Inc	2,311
51,000		Hino Motors Ltd	295
238,600		Honda Motor Co Ltd	11,729
13,900		ITT Industries, Inc	1,357
16,000		Jardine Cycle & Carriage Ltd	126
38,100		JLG Industries, Inc	1,047
282,000		Kawasaki Heavy Industries Ltd	540
1,684,000		Keppel Corp Ltd	12,431
346,700		Lockheed Martin Corp	22,491
211,615		Magna International, Inc (Class A)	14,869
41,128		MAN AG.	1,704
128,000		Mitsui Engineering & Shipbuilding Co Ltd	250
785,700		Nissan Motor Co Ltd	7,774
428,815		Northrop Grumman Corp	23,692
26,655		Paccar, Inc	1,813
102,000	*	Pactiv Corp	2,201
46,413		Peugeot Citroen S.A.	2,738
19,251		Porsche AG.	14,425
54,053		Renault S.A.	4,750

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

250,978		Rolls-Royce Group plc	$1,288
66,000		SembCorp Marine Ltd	103
19,300		Shimano, Inc	547
232,821		Siemens AG.	16,940
194,582		Smiths Group plc	3,194
19,700		Textron, Inc	1,494
24,124		Thales S.A.	978
131,700		Tomkins plc	615
671,900		Toyota Industries Corp	18,280
834,500		Toyota Motor Corp	29,807
95,100	*	TRW Automotive Holdings Corp	2,331
697,500		United Technologies Corp	35,817
21,163		Valeo S.A.	948
89,148		Volkswagen AG.	4,057
94,058		Volvo AB (B Shs)	3,819
724,300		Yamaha Motor Co Ltd	13,256

		TOTAL TRANSPORTATION EQUIPMENT	364,761

TRANSPORTATION SERVICES - 0.19%
100,100		Amadeus Global Travel Distribution S.A. (A Shs)	875
166,984		Arriva plc	1,628
13,000		Buhrmann NV	127
12,000		Canon Sales Co, Inc	202
10,359	*	Cargotec Corp	289
17,760		Expeditors International of Washington, Inc	885
47,000		Keisei Electric Railway Co Ltd	234
380		Kuoni Reisen Holding (Regd)	154
189,756		Macquarie Airports	515
22,600		National Express Group plc	368
203,086		Patrick Corp Ltd	862
10,823,000		PLUS Expressways BHD	9,337
67,300		Sabre Holdings Corp	1,343
5,919		Ship Finance International Ltd	112
6,219	*	Societe des Autoroutes du Nord et de l'Est de la France	334
750,716		Stagecoach Group plc	1,588
73,597		Toll Holdings Ltd	730
37,000		Toyota Tsusho Corp	602

		TOTAL TRANSPORTATION SERVICES	20,185

TRUCKING AND WAREHOUSING - 0.30%
21,000		Mitsubishi Logistics Corp	214
28,000		Seino Transportation Co Ltd	253
177,000		Singapore Post Ltd	104
112,416		TNT NV	2,845
381,975		United Parcel Service, Inc (Class B)	26,417
104,000		Yamato Transport Co Ltd	1,439

		TOTAL TRUCKING AND WAREHOUSING	31,272

WATER TRANSPORTATION - 0.29%
261		A.P. Moller-Maersk a/s	2,484
332,707	*	Aries Maritime Transport Ltd	4,159
62,500		Associated British Ports Holdings plc	550
69,700		Carnival Corp	3,802
69,193		Carnival plc	3,925

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

5,400		China Shipping Development Co Ltd	$4
2,336		Compagnie Maritime Belge S.A.	73
101,000		Cosco Corp (Singapore) Ltd	116
28,310		CP Ships Ltd	445
3,344		D/S Torm a/s	180
2,804		Euronav NV	82
48,500		Exel plc	736
15,091		Frontline Ltd	599
66,000		Kamigumi Co Ltd	508
309,000		Kawasaki Kisen Kaisha Ltd	1,822
298,000		Mitsui OSK Lines Ltd	1,830
285,000		Nippon Yusen Kabushiki Kaisha	1,631
221,100		Peninsular & Oriental Steam Navigation Co	1,254
21,100	e	Royal Caribbean Cruises Ltd	1,020
10,676		Stolt-Nielsen S.A.	356
463,891	*	TBS International Ltd	4,704
7,990		Uponor Oyj	155

		TOTAL WATER TRANSPORTATION	30,435

WHOLESALE TRADE-DURABLE GOODS - 1.27%
29,395		AGFA Gevaert NV	813
34,400	*	Arrow Electronics, Inc	934
50,900	*	Avnet, Inc	1,147
28,600	*	Cookson Group plc	156
369		D'ieteren NV	76
25,400		Finning International, Inc	750
89,000		Fuji Electric Co Ltd	270
1,525,407		Johnson & Johnson	99,151
32,873		Kingspan Group plc	388
35,000		Martin Marietta Materials, Inc	2,419
447,200		Omnicare, Inc	18,975
59,500		Orient Overseas International Ltd	259
16,738	*	Patterson Cos, Inc	755
38,000		SembCorp Logistics Ltd	39
156,794		SSL International plc	793
303,500		Techtronic Industries Co	765
61,600		Terumo Corp	1,774
4,660		USS Co Ltd	297
12,800		W.W. Grainger, Inc	701
109,916		Wesfarmers Ltd	3,334
10,489		Zodiac S.A.	563

		TOTAL WHOLESALE TRADE-DURABLE GOODS	134,359

WHOLESALE TRADE-NONDURABLE GOODS - 1.24%
115,166		Alliance Unichem plc	1,750
21,135		Altana AG.	1,207
130,800		AmerisourceBergen Corp	9,045
37,745		Billabong International Ltd	391
520,930		British American Tobacco plc	10,037
5,100		Brown-Forman Corp (Class B)	308
371,500		Cardinal Health, Inc	21,391
11,409		Celesio AG.	893
19,082		Ciba Specialty Chemicals AG. (Regd)	1,110
65,923		Clariant AG.	874
24,000	*	Dean Foods Co	846

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES					VALUE (000)

86,053		Fyffes plc			$257
472,800		H. Lundbeck a/s			11,898
24,709		Iaws Group plc			346
497,894		Imperial Tobacco Group plc			13,385
51,470		Inchcape plc			1,893
386,509		Inditex S.A.			9,936
9,200		Kokuyo Co Ltd			124
536,000		Li & Fung Ltd			1,109
137,900		McKesson Corp			6,176
29,500	e	Nike, Inc (Class B)			2,555
4,700		Nu Skin Enterprises, Inc (Class A)			109
82,000	*	Olam International Ltd			43
3,960		Oriflame Cosmetics S.A. (SDR)			90
124,310		PaperlinX Ltd			283
272,900		Safeway, Inc			6,165
11,000		Santen Pharmaceutical Co Ltd			250
37,500		Supervalu, Inc			1,223
102,230		Swedish Match AB			1,160
99,800		Sysco Corp			3,612
51,000		Tanabe Seiyaku Co Ltd			490
37,000		Tokuyama Corp			262
4,800	*	TreeHouse Foods, Inc			137
42,000		Unilever NV			2,723
293,696		Unilever NV (Cert)			19,029

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			131,107

		TOTAL COMMON STOCKS
		(Cost $10,157,140)			10,433,202

				MATURITY
PRINCIPAL			RATE	DATE

SHORT-TERM INVESTMENTS - 7.30%

CERTIFICATE OF DEPOSIT - 0.33%
$25,000,000	d	Canadian Imperial Bank of Commerce	2.900	08/08/05	24,989
10,000,000		PNC Bank, NA	3.610	12/30/05	10,001

		TOTAL CERTIFICATE OF DEPOSIT			34,990

COMMERCIAL PAPER - 4.25%
30,000,000	c	Air Products & Chemicals, Inc	3.350	07/01/05	29,997
30,000,000		American Honda Finance Corp	3.010	07/11/05	29,973
20,000,000	c	Beta Finance, Inc	3.250	09/09/05	19,868
22,000,000	c	CC USA, Inc	3.270	10/20/05	21,765
30,000,000	c	Ciesco LLC	3.090	07/19/05	29,950
30,000,000	c	Corporate Asset Funding Corp, Inc	3.090	07/11/05	29,973
30,000,000	c	Credit Suisse Corp	3.170	09/16/05	29,783
30,000,000	c	Edison Asset Securitization LLC	3.160	08/15/05	29,875
18,500,000		General Electric Capital Corp	3.160	09/12/05	18,374
9,000,000	c	Govco, Inc	3.100	07/26/05	8,979
5,000,000	c	Harrier Finance Funding US LLC	3.210	08/25/05	4,974
30,000,000	c	Kitty Hawk Funding Corp	3.270	07/25/05	29,934
25,000,000	c	Links Finance LLC	3.220	08/24/05	24,874
30,000,000		Paccar Financial Corp	3.040	07/22/05	29,943
19,000,000	c	Park Avenue Receivables Corp	3.100	07/11/05	18,982
30,000,000	c	Preferred Receivables Funding	3.260	07/27/05	29,927

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

$ 1,855,000	c	Scaldis Capital LLC	3.420	09/26/05	$1,840
20,000,000	c	Sigma Finance, Inc	3.240	09/21/05	19,844
10,000,000	c	Sigma Finance, Inc	3.460	02/24/06	9,756
30,000,000	c	Variable Funding Capital	3.050	07/07/05	29,983

		TOTAL COMMERCIAL PAPER			448,594

MEDIUM-TERM NOTES - 0.05%
5,000,000		Bank of America Corp	2.960	08/15/05	4,997

		TOTAL MEDIUM-TERM NOTES			4,997

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 2.10%
40,604,000		Federal Home Loan Bank (FHLB)	2.950	07/01/05	40,604
34,500,000		Federal Home Loan Mortgage Corp (FHLMC)	3.205	07/26/05	34,423
25,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.060	07/27/05	24,943
24,098,000		Federal Home Loan Mortgage Corp (FHLMC)	3.200	09/19/05	23,918
25,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.310	12/15/05	24,595
23,058,000		Federal National Mortgage Association (FNMA)	3.140	07/13/05	23,034
50,000,000		Federal National Mortgage Association (FNMA)	3.170	07/20/05	49,916

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			221,433

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 0.33%
35,000,000		Federal Home Loan Bank (FHLB)	3.174	08/26/05	34,991

		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			34,991

VARIABLE NOTES - 0.24%
25,000,000	*	Harrier Finance Funding	3.410	06/26/06	24,996

		TOTAL VARIABLE NOTES			24,996

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $770,224)			770,001

		TOTAL PORTFOLIO - 106.19%
		(Cost $10,927,543)			11,203,424
		OTHER ASSETS AND LIABILITIES, NET - (6.19%)			(652,723)

		NET ASSETS - 100.00%			$10,550,701

	*	Non-income producing
	c	Commercial Paper issued under the Private Placement exemption
		under Section 4(2) of the Securities Act of 1933.
	d	All or a portion of these securities have been segregated by
		the Custodian to cover margin or other requirements
		on open futures contracts.
	e	All or a portion of these securities are out on loan.
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Accounts use more specific industry categories in following
		their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2005

			MATURITY
PRINCIPAL		RATE	DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 99.72%
CERTIFICATES OF DEPOSIT - 17.24%
	Abbey National plc
$40,000,000		3.180	08/09/05	$39,997
50,000,000		3.050	07/07/05	49,999
50,000,000		3.100	07/19/05	49,999
	ABN Amro Bank N.V.
50,000,000		3.105	07/22/05	50,000
28,000,000		3.320	08/29/05	27,834
24,900,000	ABN Amro North America Finance, Inc	3.080	07/19/05	24,860
	American Express Centurion Bank
25,000,000		3.080	07/06/05	25,000
29,500,000		3.290	07/29/05	29,500
25,000,000		3.230	07/22/05	25,000
12,100,000		3.290	08/01/05	12,100
25,000,000		3.240	07/27/05	25,000
	Bank Of Montreal
25,000,000		3.280	08/05/05	25,000
50,000,000		3.200	08/11/05	49,997
50,000,000		3.320	08/30/05	49,700
	Barclays Bank plc
23,500,000		3.110	07/11/05	23,500
50,000,000		3.090	07/20/05	50,000
33,000,000		3.410	09/26/05	33,001
	Deutsche Bank
50,000,000		3.030	07/12/05	49,998
50,000,000		3.050	07/13/05	49,999
50,000,000		3.050	07/15/05	49,998
	Dexia Bank
30,000,000		3.010	07/05/05	29,999
25,000,000		3.080	07/19/05	24,999
50,000,000		3.345	08/29/05	49,997
20,000,000		3.390	09/23/05	19,999
47,000,000	First Tennessee Bank NA	3.080	07/18/05	46,999
15,000,000	PNC Bank NA	3.610	12/30/05	15,001
18,000,000	Rabobank USA Financial Corp	3.355	09/20/05	17,998
20,000,000	Regions Bank (Alabama)	3.040	07/01/05	20,000
	Royal Bank Of Canada
50,000,000		3.220	08/25/05	49,988
50,000,000		3.265	09/06/05	49,987
	Toronto Dominion Bank
50,000,000		3.180	08/15/05	49,993
7,200,000		3.160	09/14/05	7,196
17,000,000		3.460	11/28/05	16,993
25,000,000		3.385	09/23/05	24,999
	Wells Fargo
25,000,000		3.130	07/26/05	25,000
25,000,000		3.100	07/08/05	25,000

	TOTAL CERTIFICATES OF DEPOSIT			1,214,630

COMMERCIAL PAPER - 69.41%
10,000,000	Abbey National North America LLC	3.155	08/19/05	9,955
47,360,000	ABN Amro North America Finance, Inc	3.230	09/07/05	47,062
	American Honda Finance Corp
9,500,000		3.010	07/07/05	9,494
28,000,000		3.020	07/08/05	27,980
19,060,000		3.070	07/13/05	19,040
12,000,000		3.060	07/14/05	11,986

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

$ 20,000,000			3.080	07/19/05	$19,968
12,000,000			3.100	07/21/05	11,978
18,780,000			3.110	08/03/05	18,727
30,095,000			3.220	08/10/05	29,985
		Anheuser-Busch Cos, Inc
4,991,000	c		2.900	07/01/05	4,991
18,010,000	c		2.970	07/07/05	17,999
		Barclays U.S. Funding Corp
6,300,000			3.230	08/24/05	6,270
4,000,000			3.330	09/06/05	3,975
		Becton Dickinson & Co
13,500,000			3.290	08/24/05	13,432
15,000,000			3.290	08/26/05	14,919
		Beta Finance, Inc
6,500,000	c		3.050	07/13/05	6,493
20,000,000	c		3.080	07/15/05	19,974
4,788,000	c		3.250	07/18/05	4,780
20,535,000	c		3.120	07/21/05	20,498
8,000,000	c		3.120	07/25/05	7,983
12,482,000	c		3.140	07/29/05	12,451
32,000,000	c		3.200	08/22/05	31,846
17,000,000	c		3.250	09/01/05	16,901
24,500,000	c		3.360	09/20/05	24,311
		BMW US Capital Corp
7,110,000			3.350	07/01/05	7,109
22,600,000			3.240	08/19/05	22,498
20,000,000		Canadian Imperial Holdings, Inc	3.080	07/15/05	19,974
		CC (USA), Inc
50,000,000	c		3.050	07/20/05	49,917
15,000,000	c		3.230	07/21/05	14,972
10,971,000	c		3.090	07/25/05	10,947
40,000,000	c		3.240	08/30/05	39,774
14,500,000	c		3.350	09/19/05	14,390
20,000,000	c		3.240	10/17/05	19,792
		Ciesco Lp
15,000,000			3.090	07/13/05	14,983
15,000,000			3.090	07/14/05	14,982
20,000,000			3.090	07/15/05	19,974
41,000,000			3.100	07/19/05	40,933
9,500,000			3.230	08/16/05	9,460
50,000,000			3.210	08/23/05	49,753
9,500,000		Citicorp	3.090	07/21/05	9,483
		Citigroup Funding, Inc
22,000,000			3.070	07/21/05	21,961
45,000,000			3.265	08/16/05	44,809
55,000,000			3.265	08/18/05	54,760
3,575,000		Citigroup Global Markets Holdings, Inc	3.040	07/13/05	3,571
16,000,000		Coca-Cola Co/The Coca Cola Co	2.980	07/01/05	15,999
25,000,000		Coca-Cola Enterprises, Inc	3.000	07/05/05	24,990
		Corporate Asset Funding Corp, Inc
16,000,000	c		3.090	07/11/05	15,985
37,500,000	c		3.080	07/12/05	37,462
13,700,000	c		3.100	07/20/05	13,677
25,000,000	c		3.240	08/11/05	24,907
19,000,000	c		3.280	08/12/05	18,926
39,000,000	c		3.280	08/15/05	38,837
		Dorada Finance, Inc
11,500,000	c		3.050	07/12/05	11,488

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

$ 22,960,000	c		3.060	07/18/05	$22,925
13,983,000	c		3.160	08/01/05	13,944
43,000,000	c		3.140	08/08/05	42,853
14,000,000	c		3.180	08/16/05	13,941
13,000,000	c		3.350	08/30/05	12,927
21,500,000	c		3.360	09/12/05	21,351
10,000,000	c		3.410	11/23/05	9,858
		Edison Asset Securitization LLC
25,000,000	c		3.050	07/05/05	24,989
10,000,000	c		3.050	07/06/05	9,995
30,000,000	c		3.040	07/12/05	29,969
20,000,000	c		3.090	07/18/05	19,969
10,000,000	c		3.160	08/05/05	9,968
38,000,000	c		3.250	09/08/05	37,752
2,415,000	c		3.210	09/12/05	2,398
9,000,000	c		3.310	09/13/05	8,937
6,000,000	c		3.380	11/14/05	5,920
		FCAR Owner Trust
24,000,000			3.020	07/05/05	23,990
50,000,000			3.030	07/07/05	49,970
15,000,000			3.040	07/08/05	14,989
10,000,000			3.160	08/05/05	9,968
50,000,000			3.220	08/17/05	49,792
		General Electric Capital Corp
8,330,000			3.030	07/11/05	8,322
20,000,000			3.240	08/15/05	19,917
20,000,000			3.240	08/18/05	19,915
14,615,000			3.180	08/22/05	14,546
30,000,000			3.300	09/13/05	29,794
20,000,000			3.380	09/22/05	19,845
10,000,000			3.470	11/28/05	9,854
		Goldman Sachs Group Lp
25,000,000			3.150	07/06/05	24,987
25,000,000			3.330	08/26/05	24,868
		Govco, Inc
10,000,000	c		3.030	07/08/05	9,993
6,500,000	c		3.040	07/12/05	6,493
24,000,000	c		3.070	07/14/05	23,972
18,000,000	c		3.055	07/19/05	17,971
42,000,000	c		3.190	08/09/05	41,852
22,000,000	c		3.250	09/06/05	21,861
4,500,000	c		3.360	09/16/05	4,467
12,290,000	c		3.450	11/15/05	12,126
11,000,000	c		3.530	12/15/05	10,817
		Grampian Funding LLC
2,750,000	c		3.140	07/18/05	2,746
24,000,000	c		3.200	08/26/05	23,875
25,000,000	c		3.330	09/19/05	24,810
20,000,000	c		3.340	09/20/05	19,846
5,000,000	c		3.350	10/26/05	4,944
		Greenwich Capital Holdings, Inc
8,500,000			3.040	07/05/05	8,496
49,680,000			3.030	07/06/05	49,654
49,400,000			3.040	07/08/05	49,365
24,290,000			3.310	08/25/05	24,169
		Greyhawk Funding LLC
25,000,000	c		3.130	08/03/05	24,929
18,000,000	c		3.150	08/09/05	17,937

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

$ 7,000,000	c		3.180	08/15/05	$6,971
28,000,000	c		3.220	08/22/05	27,865
47,000,000	c		3.320	08/23/05	46,767
25,000,000	c		3.300	08/24/05	24,879
		Harrier Finance Funding US LLC
6,000,000			3.070	07/11/05	5,994
17,000,000			3.040	07/12/05	16,983
8,000,000			3.080	07/15/05	7,990
15,000,000			3.200	08/16/05	14,937
8,825,000			3.210	08/25/05	8,781
19,000,000			3.250	09/01/05	18,889
8,000,000	c		3.250	09/06/05	7,949
21,000,000			3.330	09/12/05	20,855
19,910,000			3.250	09/22/05	19,753
11,400,000	c		3.240	09/26/05	11,305
5,000,000	c		3.340	10/20/05	4,947
		HBOS Treasury Services plc
14,000,000	c		3.290	08/09/05	13,949
7,900,000	c		3.260	08/24/05	7,862
11,300,000	c		3.280	09/01/05	11,235
20,600,000	c		3.310	09/07/05	20,470
		HSBC Finance Corp
8,000,000			3.000	07/01/05	7,999
40,000,000			3.070	07/14/05	39,953
50,000,000			3.300	09/15/05	49,643
		IBM Capital, Inc
78,550,000	c		3.010	07/13/05	78,466
9,900,000	c		3.220	07/14/05	9,888
		Kitty Hawk Funding Corp
17,000,000	c		3.080	07/01/05	16,999
23,000,000	c		3.070	07/06/05	22,988
40,016,000	c		3.050	07/18/05	39,954
7,000,000	c		3.090	07/27/05	6,985
25,000,000	c		3.150	08/10/05	24,913
5,041,000	c		3.180	08/16/05	5,020
32,545,000	c		3.360	09/20/05	32,294
		Links Finance LLC
43,550,000	c		3.150	08/08/05	43,401
22,000,000	c		3.170	08/11/05	21,920
23,160,000	c		3.160	08/18/05	23,060
33,350,000	c		3.220	08/24/05	33,189
28,000,000	c		3.290	09/08/05	27,818
		Paccar Financial Corp
7,200,000			3.030	07/12/05	7,193
10,547,000			3.030	07/18/05	10,531
31,975,000			3.100	08/04/05	31,881
20,000,000			3.150	08/11/05	19,928
3,990,000			3.270	08/15/05	3,973
24,065,000			3.230	09/01/05	23,927
6,434,000			3.400	09/23/05	6,383
6,000,000			3.330	10/24/05	5,934
		Park Avenue Receivables Corp
630,000	c		3.330	07/14/05	629
50,000,000	c		3.230	07/21/05	49,909
25,000,000	c		3.250	07/22/05	24,950
30,000,000	c		3.280	08/02/05	29,910
10,000,000	c		3.240	08/11/05	9,962
		Pepsico, Inc

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

$ 25,000,000	c		3.260	08/01/05	$24,928
25,000,000	c		3.260	08/09/05	24,909
17,745,000	c	Pitney Bowes, Inc	3.260	07/06/05	17,735
7,090,000	c	PNC Funding Corp	3.280	10/27/05	7,008
		Preferred Receivables Funding Corp
6,826,000	c		3.070	07/05/05	6,823
9,123,000	c		3.260	07/20/05	9,106
44,132,000	c		3.250	07/21/05	44,049
33,839,000	c		3.260	07/26/05	33,759
25,000,000	c		3.210	08/15/05	24,896
25,000,000	c		3.210	08/16/05	24,894
		Private Export Funding Corp
7,840,000	c		3.060	07/29/05	7,821
5,000,000	c		3.100	08/03/05	4,986
46,000,000	c		3.130	08/10/05	45,842
11,570,000	c		3.270	10/06/05	11,464
30,000,000	c		3.280	10/11/05	29,710
28,000,000	c		3.400	11/15/05	27,629
7,500,000	c		3.420	11/16/05	7,400
15,000,000	c		3.400	11/22/05	14,790
		Proctor & Gamble
32,975,000	c		3.070	07/25/05	32,905
10,000,000	c		3.150	08/16/05	9,958
16,000,000	c		3.210	08/31/05	15,910
35,450,000	c		3.210	09/02/05	35,244
24,000,000	c		3.250	09/07/05	23,849
29,000,000	c		3.280	09/12/05	28,803
		Rabobank USA Financial Corp
42,000,000			3.370	07/01/05	41,996
4,000,000			3.125	07/25/05	3,991
10,000,000			3.460	11/10/05	9,873
29,045,000			3.500	12/16/05	28,563
		Ranger Funding Co
29,200,000	c		3.015	07/05/05	29,187
33,000,000	c		3.260	07/07/05	32,980
20,000,000	c		3.040	07/12/05	19,980
25,300,000	c		3.120	07/14/05	25,269
7,598,000	c		3.050	07/15/05	7,588
12,139,000	c		3.230	07/22/05	12,115
22,500,000	c		3.255	07/28/05	22,443
27,000,000	c	Regions Bank (Alabama)	3.390	10/07/05	26,994
20,000,000	c	Royal Bank Of Canada	3.190	08/31/05	19,887
17,000,000	c	Royal Bank Of Scotland plc	3.390	09/27/05	16,858
		Scaldis Capital LLC
16,000,000	c		3.060	07/15/05	15,980
11,000,000	c		3.240	08/30/05	10,938
26,500,000	c		3.280	09/08/05	26,327
8,000,000	c		3.260	09/13/05	7,944
1,185,000	c		3.260	09/20/05	1,176
12,404,000	c		3.400	11/18/05	12,233
		Shell Finance (U.K.) plc
30,000,000			3.030	07/01/05	29,997
27,700,000			3.000	07/06/05	27,686
23,350,000			3.190	08/12/05	23,261
16,850,000			3.200	08/30/05	16,757
36,890,000			3.400	10/11/05	36,534
		Sherwin-Williams Co
11,000,000	c		3.050	07/05/05	10,995

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

$ 9,860,000	c		3.110	07/11/05	$9,851
		Sigma Finance, Inc
27,150,000	c		2.770	07/01/05	27,148
15,500,000	c		3.050	07/08/05	15,489
24,415,000	c		3.020	07/11/05	24,392
28,000,000	c		3.110	07/18/05	27,957
13,115,000	c		3.350	08/23/05	13,049
14,375,000	c		3.370	08/30/05	14,294
20,000,000	c		3.240	09/21/05	19,844
4,000,000	c		3.390	11/16/05	3,946
2,200,000	c		3.530	12/05/05	2,166
		Societe Generale North America, Inc
66,675,000			2.890	07/14/05	66,598
23,000,000			2.860	08/01/05	22,937
20,000,000			3.130	08/02/05	19,944
14,000,000			3.270	08/22/05	13,933
9,540,000			2.980	09/12/05	9,475
13,000,000			3.225	09/14/05	12,909
		UBS Finance, (Delaware) Inc
5,032,000			3.050	07/05/05	5,030
4,000,000			3.045	07/06/05	3,998
30,000,000			3.060	07/11/05	29,972
9,000,000			3.110	07/25/05	8,980
14,000,000			3.145	07/28/05	13,966
10,000,000			3.145	07/29/05	9,975
13,800,000			3.270	08/12/05	13,746
21,200,000			3.180	09/06/05	21,069
19,000,000			3.245	09/08/05	18,878
5,100,000			3.370	09/19/05	5,062
3,000,000			3.360	10/03/05	2,973
16,295,000			3.420	10/14/05	16,133
		Variable Funding Capital Corp
29,850,000	c		3.050	07/07/05	29,832
30,500,000	c		3.060	07/08/05	30,479
25,000,000	c		3.060	07/14/05	24,970
19,000,000	c		3.150	07/28/05	18,953
25,000,000	c		3.200	08/10/05	24,909
9,325,000	c	Wal-Mart Stores, Inc	3.050	07/06/05	9,320
		Yorktown Capital, LLC
25,000,000	c		3.050	07/15/05	24,968
7,000,000	c		3.250	07/21/05	6,987
6,518,000	c		3.200	07/26/05	6,503
6,805,000	c		3.160	08/05/05	6,783
36,553,000	c		3.210	08/12/05	36,413
11,872,000	c		3.350	08/26/05	11,809
3,429,000	c		3.330	09/15/05	3,404
50,000,000	c		3.360	09/19/05	49,620
3,000,000	c		3.410	09/26/05	2,975

		TOTAL COMMERCIAL PAPER			4,889,677

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY
PRINCIPAL		RATE	DATE	VALUE (000)

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 11.30%
	Federal Home Loan Bank (FHLB)
$ 25,000,000		3.045	07/20/05	$24,960
7,956,000		3.215	08/17/05	7,922
11,075,000		3.210	08/19/05	11,026
3,030,000		2.940	08/24/05	3,016
15,000,000		3.220	09/09/05	14,902
	Federal Home Loan Mortgage Corp (FHLMC)
64,758,000		2.970	07/11/05	64,700
20,236,000		3.090	07/12/05	20,216
25,000,000		2.990	07/13/05	24,974
28,135,000		2.980	07/19/05	28,091
14,142,000		3.205	07/26/05	14,111
14,665,000		3.100	08/02/05	14,624
35,705,000		3.030	08/08/05	35,587
33,878,000		3.120	08/16/05	33,739
26,649,000		3.160	08/23/05	26,522
10,000,000		3.200	09/19/05	9,925
29,315,000		3.210	10/04/05	29,054
8,531,000		3.230	10/18/05	8,444
2,940,000		3.190	10/26/05	2,908
7,555,000		3.265	11/01/05	7,467
13,240,000		3.300	11/02/05	13,084
10,025,000		3.310	11/15/05	9,894
10,000,000		3.260	11/28/05	9,858
33,123,000		3.455	12/13/05	32,593
6,780,000		3.450	12/28/05	6,662
3,255,000		3.480	12/30/05	3,198
	Federal National Mortgage Association (FNMA)
11,469,000		3.230	07/06/05	11,463
886,000		3.140	07/13/05	885
5,955,000		3.020	07/18/05	5,946
33,560,000		3.170	07/20/05	33,506
18,874,000		3.050	07/22/05	18,839
26,320,000		3.060	07/27/05	26,260
12,900,000		3.090	08/05/05	12,861
55,670,000		3.240	08/17/05	55,443
34,374,000		3.240	08/24/05	34,213
2,260,000		3.150	08/26/05	2,249
18,515,000		3.270	08/31/05	18,413
10,000,000		3.295	09/14/05	9,930
3,250,000		2.970	09/19/05	3,226
15,000,000		3.330	09/21/05	14,885
5,325,000		3.010	09/26/05	5,282
12,445,000		3.300	10/19/05	12,316
80,000		3.230	10/26/05	79
5,000,000		3.330	11/10/05	4,937
4,815,000		3.390	11/14/05	4,753
30,000,000		3.340	11/23/05	29,587
20,400,000		3.330	11/30/05	20,105
13,539,000		3.445	12/09/05	13,328

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			795,983

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

VARIABLE NOTES - 1.77%
$ 30,000,000		American Express Credit Corp	3.194	08/09/05	$30,001
33,000,000		Barclays Bank plc	3.246	09/29/05	32,998
20,000,000		Southtrust Bank NA	3.480	09/29/05	20,002
42,000,000		U.S. Bancorp	3.350	12/05/05	42,003

		TOTAL VARIABLE NOTES			125,004

		TOTAL SHORT-TERM INVESTMENTS			7,025,294
		(Cost $7,026,600)

		TOTAL PORTFOLIO -99.72%			7,025,294
		(Cost $7,026,600)

		OTHER ASSETS AND LIABILITIES, NET - 0.28%			19,532

		NET ASSETS - 100.00%			$7,044,826

	c	Commercial Paper issued under the private placement exemption
		under Section 4(2) of the Securities Act of 1933.

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2005

SHARES			VALUE (000)

COMMON STOCKS - 99.67%

AGRICULTURAL PRODUCTION-CROPS - 0.02%
2,319		Alico, Inc	$119
28,477		Chiquita Brands International, Inc	782
27,864		Delta & Pine Land Co	699
4,084	*	John B. Sanfilippo & Son	94

		TOTAL AGRICULTURAL PRODUCTION-CROPS	1,694

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
10,215	e	Pilgrim's Pride Corp	349
229		Seaboard Corp	381

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	730

AMUSEMENT AND RECREATION SERVICES - 0.20%
36,482	e*	Alliance Gaming Corp	511
20,447	*	Argosy Gaming Co	953
5,242		Churchill Downs, Inc	223
6,566		Dover Downs Gaming & Entertainment, Inc	87
10,103		Dover Motorsport, Inc	61
125,327		Harrah's Entertainment, Inc	9,032
24,127		International Speedway Corp (Class A)	1,357
9,936	e*	Lakes Entertainment, Inc	153
16,119	*	Life Time Fitness, Inc	529
26,149	e*	Magna Entertainment Corp (Class A)	147
19,119	e*	Multimedia Games, Inc	210
46,500	*	Penn National Gaming, Inc	1,697
30,402	*	Pinnacle Entertainment, Inc	595
71,844	e*	Six Flags, Inc	334
10,637		Speedway Motorsports, Inc	389
12,190	e*	Sunterra Corp	198
22,577	e*	Warner Music Group Corp	366
53,876		Westwood One, Inc	1,101
14,426	e*	WMS Industries, Inc	487
14,269		World Wrestling Federation Entertainment, Inc	163

		TOTAL AMUSEMENT AND RECREATION SERVICES	18,593

APPAREL AND ACCESSORY STORES - 0.71%
59,314		Abercrombie & Fitch Co (Class A)	4,075
38,061	*	Aeropostale, Inc	1,279
80,216		American Eagle Outfitters, Inc	2,459
50,140	*	AnnTaylor Stores Corp	1,217
13,023		Bebe Stores, Inc	345
4,896		Buckle, Inc	217
12,020		Burlington Coat Factory Warehouse Corp	513
8,748	*	Cache, Inc	145

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

12,702	*	Carter's, Inc	$742
19,783	*	Casual Male Retail Group, Inc	145
21,208		Cato Corp (Class A)	438
10,401	e*	Charlotte Russe Holding, Inc	130
84,814	*	Charming Shoppes, Inc	791
123,670	*	Chico's FAS, Inc	4,239
14,418	*	Children's Place Retail Stores, Inc	673
24,359		Christopher & Banks Corp	445
2,778	*	Citi Trends, Inc	50
62,316		Claire's Stores, Inc	1,499
2,900		Deb Shops, Inc	84
14,600	*	Dress Barn, Inc	330
28,742		Finish Line, Inc (Class A)	544
108,739		Foot Locker, Inc	2,960
409,434		Gap, Inc	8,086
12,238		Goody's Family Clothing, Inc	90
31,627	*	Hot Topic, Inc	605
15,736	*	Jo-Ann Stores, Inc	415
10,243	e*	JOS A. Bank Clothiers, Inc	443
212,746	*	Kohl's Corp	11,895
237,800		Limited Brands, Inc	5,094
9,075	*	New York & Co, Inc	191
76,276		Nordstrom, Inc	5,184
5,734	e	Oshkosh B'gosh, Inc (Class A)	149
51,957	*	Pacific Sunwear of California, Inc	1,194
46,317	*	Payless Shoesource, Inc	889
102,448		Ross Stores, Inc	2,962
5,056	*	Shoe Carnival, Inc	110
13,688	*	Stage Stores, Inc	597
4,570		Syms Corp	67
15,617		Talbots, Inc	507
45,927	e*	The Wet Seal, Inc	312
26,898	*	Too, Inc	629
36,996	*	Urban Outfitters, Inc	2,097
13,300	*	Wilsons The Leather Experts, Inc	88

		TOTAL APPAREL AND ACCESSORY STORES	64,924

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
11,458	e*	Columbia Sportswear Co	566
22,006	e*	DHB Industries, Inc	186
12,557	*	Guess?, Inc	208
26,849	*	Gymboree Corp	367
14,824	*	Hartmarx Corp	149
16,865	*	Innovo Group, Inc	36
83,022		Jones Apparel Group, Inc	2,577
20,358		Kellwood Co	548
74,939		Liz Claiborne, Inc	2,980
18,173		Phillips-Van Heusen Corp	594
38,007		Polo Ralph Lauren Corp	1,638
80,964	*	Quiksilver, Inc	1,294
26,408		Russell Corp	540
60,719		VF Corp	3,474
33,246	*	Warnaco Group, Inc	773

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	15,930

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

AUTO REPAIR, SERVICES AND PARKING - 0.08%
7,070	*	Amerco, Inc	$378
7,500		Bandag, Inc	345
11,986		Central Parking Corp	165
18,671	*	Dollar Thrifty Automotive Group, Inc	709
46,037		Lear Corp	1,675
10,010	*	Midas, Inc	230
6,088	*	Monro Muffler Brake, Inc	180
38,946	*	PHH Corp	1,002
45,649		Ryder System, Inc	1,671
28,100	*	Wright Express Corp	519

		TOTAL AUTO REPAIR, SERVICES AND PARKING	6,874

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
49,143	*	Advance Auto Parts	3,172
5,463	*	America's Car Mart, Inc	123
7,927	*	Asbury Automotive Group, Inc	122
122,505	*	Autonation, Inc	2,514
38,867	*	Autozone, Inc	3,594
71,872	*	Carmax, Inc	1,915
46,377	*	Copart, Inc	1,104
32,325	*	CSK Auto Corp	539
12,002		Lithia Motors, Inc (Class A)	346
9,373	*	MarineMax, Inc	293
69,507	*	O'Reilly Automotive, Inc	2,072
14,443	*	Rush Enterprises, Inc (Class A)	193
21,187		Sonic Automotive, Inc	451
18,502		United Auto Group, Inc	551

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	16,989

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.05%
13,227	*	Central Garden & Pet Co	650
43,318		Fastenal Co	2,654
1,492,258		Home Depot, Inc	58,049
535,117		Lowe's Cos	31,154
79,772		Sherwin-Williams Co	3,756

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	96,263

BUSINESS SERVICES - 7.12%
264,139	*	3Com Corp	961
8,307	*	3D Systems Corp	200
26,859		Aaron Rents, Inc	669
27,339		ABM Industries, Inc	533
123,073	*	Activision, Inc	2,033
60,725		Acxiom Corp	1,268
14,460		Administaff, Inc	344
339,551		Adobe Systems, Inc	9,718
17,823	*	Advent Software, Inc	361
21,459		Advo, Inc	683
82,513	*	Affiliated Computer Services, Inc (Class A)	4,216
33,812	*	Agile Software Corp	213
76,982	*	Akamai Technologies, Inc	1,011
57,311	*	Alliance Data Systems Corp	2,325

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

16,184	*	Altiris, Inc	$238
8,987	*	American Reprographics Co	145
31,343	*	AMICAS, Inc	142
11,399	*	AMN Healthcare Services, Inc	171
4,645	*	Ansoft Corp	112
21,881	*	Ansys, Inc	777
18,970	*	Anteon International Corp	865
41,839	e*	Applied Digital Solutions, Inc	138
39,210	*	Aquantive, Inc	695
4,813	*	Arbinet-thexchange Inc	32
22,433		Arbitron, Inc	962
48,947	e*	Ariba, Inc	284
41,084	e*	Ask Jeeves, Inc	1,240
30,600	*	Aspect Communications Corp	344
33,163	e*	Aspen Technology, Inc	172
5,092	*	Asset Acceptance Capital Corp	132
34,752	*	Atari, Inc	97
16,688	e*	Audible Inc	290
26,919	*	Autobytel, Inc	130
156,822	*	Autodesk, Inc	5,390
406,134		Automatic Data Processing, Inc	17,045
35,025	*	Avocent Corp	916
6,451	e*	Bankrate Inc	130
244,376	*	BEA Systems, Inc	2,146
81,166	*	Bisys Group, Inc	1,213
6,966		Blackbaud, Inc	94
12,662	*	Blackboard, Inc	303
8,392	*	Blue Coat Systems, Inc	251
152,274	*	BMC Software, Inc	2,733
52,351	*	Borland Software Corp	359
8,816	*	Bottomline Technologies, Inc	132
28,197		Brady Corp (Class A)	874
39,120		Brink's Co	1,408
20,536	*	CACI International, Inc (Class A)	1,297
190,296	e*	Cadence Design Systems, Inc	2,599
36,094	e	Catalina Marketing Corp	917
4,633	*	CCC Information Services Group, Inc	111
725,890		Cendant Corp	16,238
46,548	*	Century Business Services, Inc	189
103,062	*	Ceridian Corp	2,008
20,551	e*	Cerner Corp	1,397
40,066		Certegy, Inc	1,531
56,411	*	Checkfree Corp	1,921
62,433	*	ChoicePoint, Inc	2,500
33,000	*	Ciber, Inc	263
116,390	*	Citrix Systems, Inc	2,521
5,869	*	Click Commerce Inc	135
331,660	e*	CMGI, Inc	627
89,393	*	CNET Networks, Inc	1,049
5,230	*	Cogent Communications Group Inc	35
15,343	*	Cogent, Inc	438
29,787		Cognex Corp	780
93,077	*	Cognizant Technology Solutions Corp	4,387
323,443		Computer Associates International, Inc	8,888
5,248		Computer Programs & Systems, Inc	196
131,353	*	Computer Sciences Corp	5,740
269,635	*	Compuware Corp	1,939
8,577	e*	COMSYS IT Partners, Inc	146
16,965	*	Concur Technologies, Inc	179

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

98,532	*	Convergys Corp	$1,401
11,271	*	CoStar Group, Inc	491
21,438	*	Covansys Corp	275
35,280	*	CSG Systems International, Inc	670
15,130	e*	Cyberguard Corp	90
17,707	*	Cybersource Corp	129
35,076	e	Deluxe Corp	1,424
29,125	*	Dendrite International, Inc	402
26,936	*	Digital Insight Corp	644
23,606	e*	Digital River, Inc	749
86,264	*	DoubleClick, Inc	724
50,977	*	DST Systems, Inc	2,386
49,239	*	E.piphany, Inc	171
89,790	*	Earthlink, Inc	778
752,965	*	eBay, Inc	24,855
18,386	e*	Echelon Corp	126
26,431	*	Eclipsys Corp	372
10,302	e*	eCollege.com, Inc	123
31,021	*	eFunds Corp	558
11,677	*	Electro Rent Corp	170
213,081	*	Electronic Arts, Inc	12,063
357,664		Electronic Data Systems Corp	6,885
39,428	*	Electronics For Imaging, Inc	830
9,680	*	Emageon Inc	136
41,212	*	Entrust, Inc	197
42,487	*	Epicor Software Corp	561
8,841	*	EPIQ Systems, Inc	145
89,269		Equifax, Inc	3,188
10,642	*	Equinix, Inc	461
15,409	*	eSpeed, Inc (Class A)	137
25,946	*	F5 Networks, Inc	1,226
23,664		Factset Research Systems, Inc	848
46,468		Fair Isaac Corp	1,696
22,225	e*	FalconStor Software, Inc	145
28,881	*	Filenet Corp	726
2,000	*	First Advantage Corp	47
538,389		First Data Corp	21,611
131,653	*	Fiserv, Inc	5,654
9,100	*	Forrester Research, Inc	162
9,437	*	FTD Group, Inc	107
35,457	e*	Gartner, Inc (Class A)	377
34,222	e*	Getty Images, Inc	2,541
19,091		Gevity HR, Inc	382
108,149	*	Google, Inc (Class A)	31,812
3,271	e*	Greg Manning Auctions, Inc	39
79,161		GTECH Holdings Corp	2,315
18,495		Healthcare Services Group	371
14,300	*	Heidrick & Struggles International, Inc	373
49,163		Henry (Jack) & Associates, Inc	900
103,312	*	Homestore, Inc	210
13,008	*	Hudson Highland Group, Inc	203
33,040	*	Hypercom Corp	214
27,798	*	Hyperion Solutions Corp	1,119
17,154	*	IDX Systems Corp	517
12,987	*	iGate Corp	46
155,648	e	IMS Health, Inc	3,855
14,150	e*	Infocrossing, Inc	176
62,644	*	Informatica Corp	526

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

23,086	e*	Infospace, Inc	760
20,612		infoUSA, Inc	241
7,881	*	Innovative Solutions & Support, Inc	265
7,121		Integral Systems, Inc	161
25,164		Interactive Data Corp	523
21,871	*	Intergraph Corp	754
18,846	e*	Intermix Media, Inc	158
24,676	*	Internet Capital Group, Inc	181
26,357	*	Internet Security Systems, Inc	535
5,413		Interpool, Inc	116
291,088	e*	Interpublic Group of Cos, Inc	3,545
5,555	*	Intervideo, Inc	80
26,296	*	Interwoven, Inc	198
11,196	*	Intrado, Inc	167
113,310	*	Intuit, Inc	5,111
37,527	*	Ipass, Inc	227
8,476	*	iPayment, Inc	310
75,448	*	Iron Mountain, Inc	2,340
33,229	*	iVillage, Inc	199
8,462	e*	Jamdat Mobile, Inc	234
18,698	*	JDA Software Group, Inc	213
377,946	*	Juniper Networks, Inc	9,517
12,735	*	Jupitermedia Corp	218
17,172	*	Kanbay International, Inc	397
34,016	*	Keane, Inc	466
12,654		Kelly Services, Inc (Class A)	362
12,200	*	Keynote Systems, Inc	142
21,985	*	Kforce, Inc	186
47,412	e*	KFX ,Inc	678
32,826	*	Kinetic Concepts, Inc	1,970
27,700	*	Korn/Ferry International	492
22,157	*	Kronos, Inc	895
30,795	*	Labor Ready, Inc	718
58,103	*	Lamar Advertising Co	2,485
43,055	e*	Lawson Software, Inc	222
30,197	*	Lionbridge Technologies	205
11,455	*	LoJack Corp	201
51,340	*	Macromedia, Inc	1,962
23,625	*	Magma Design Automation, Inc	198
11,428	*	Majesco Entertainment Co	75
19,563	*	Manhattan Associates, Inc	376
61,925		Manpower, Inc	2,463
10,910	*	Mantech International Corp (Class A)	339
13,097	*	Mapinfo Corp	138
13,399	e*	Marchex, Inc	202
3,847	*	Marlin Business Services, Inc	77
31,524	*	Matrixone, Inc	158
111,562	*	McAfee, Inc	2,921
53,708	*	Mentor Graphics Corp	551
60,170	e*	Mercury Interactive Corp	2,308
58,739	*	Micromuse, Inc	332
6,404,726		Microsoft Corp	159,093
11,207	*	MicroStrategy, Inc	594
15,186	e*	Midway Games, Inc	166
60,872		MoneyGram International, Inc	1,164
69,917	*	Monster Worldwide, Inc	2,005
15,428	*	Motive, Inc	153
73,891	*	MPS Group, Inc	696

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

12,659	*	MRO Software, Inc	$185
39,105		National Instruments Corp	829
61,625	*	NAVTEQ Corp	2,291
21,970	*	NCO Group, Inc	475
12,200	v*	NCP Litigation Trust	-
23,347	*	NDCHealth Corp	420
12,631	*	Ness Technologies, Inc	134
25,309	e*	NetFlix, Inc	415
37,676	*	NETIQ Corp	428
7,961	*	Netratings, Inc	108
15,388	*	Netscout Systems, Inc	101
20,183	*	NIC, Inc	93
6,246	*	Niku Corp	129
260,254	e*	Novell, Inc	1,614
127,351		Omnicom Group, Inc	10,170
14,464	*	Online Resources Corp	164
13,382	*	Open Solutions, Inc	272
51,942	e*	Opsware, Inc	266
2,618,914	*	Oracle Corp	34,570
25,857	*	Packeteer, Inc	365
184,599	*	Parametric Technology Corp	1,178
10,562	*	PDF Solutions, Inc	139
7,322	*	Pegasystems, Inc	43
56,420	*	Perot Systems Corp (Class A)	802
15,217	*	Phase Forward, Inc	103
16,585	*	Phoenix Technologies Ltd	129
36,901	*	Pixar	1,847
10,816	*	Portfolio Recovery Associates, Inc	454
7,813	*	PRA International	209
25,663	*	Progress Software Corp	774
8,302		QAD, Inc	64
5,760		Quality Systems, Inc	273
43,983	*	Quest Software, Inc	599
15,387	*	Radiant Systems, Inc	175
12,390	*	Radisys Corp	200
87,162	*	RealNetworks, Inc	433
120,527	e*	Red Hat, Inc	1,579
29,008	*	Redback Networks, Inc	185
5,893		Renaissance Learning, Inc	120
51,296	*	Rent-A-Center, Inc	1,195
17,000	*	Rent-Way, Inc	167
44,118		Reynolds & Reynolds Co (Class A)	1,193
7,282	*	RightNow Technologies, Inc	88
116,448		Robert Half International, Inc	2,908
20,193		Rollins, Inc	405
48,634	*	RSA Security, Inc	558
47,690	*	S1 Corp	225
17,942	*	SafeNet, Inc	611
47,012	e*	Salesforce.com, Inc	963
55,315	*	Sapient Corp	439
27,721	*	Secure Computing Corp	302
32,160	*	Seebeyond Technology Corp	134
19,187	*	Serena Software, Inc	370
197,713		Servicemaster Co	2,649
6,537	*	SI International, Inc	196
354,096		Siebel Systems, Inc	3,151
18,198	e*	Sohu.com, Inc	399
38,536	*	SonicWALL, Inc	208
191,771	e*	Sonus Networks, Inc	917
29,603	*	Sotheby's Holdings, Inc (Class A)	406

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

39,138	*	Spherion Corp	$258
12,303	*	SPSS, Inc	236
20,112	*	SRA International, Inc (Class A)	698
11,171		SS&C Technologies, Inc	354
6,412	*	SSA Global Technologies, Inc	77
7,046	e	Startek, Inc	116
13,149	*	Stellent, Inc	99
7,178	e*	Stratasys, Inc	235
2,342,970	*	Sun Microsystems, Inc	8,739
199,723	*	SunGard Data Systems, Inc	7,024
30,185	*	SupportSoft, Inc	157
62,826	*	Sybase, Inc	1,153
15,600	*	Sykes Enterprises, Inc	148
492,792	*	Symantec Corp	10,713
4,247	*	SYNNEX Corp	74
100,030	*	Synopsys, Inc	1,668
4,749		Syntel, Inc	76
48,339	e*	Take-Two Interactive Software, Inc	1,230
13,008		Talx Corp	376
24,393	*	TeleTech Holdings, Inc	199
26,952	e*	THQ, Inc	789
146,332	*	TIBCO Software, Inc	957
8,788	*	TNS, Inc	205
25,671		Total System Services, Inc	619
12,167	*	TradeStation Group, Inc	104
28,073	*	Transaction Systems Architects, Inc	691
1,800	e*	Travelzoo, Inc	59
28,864	*	Trizetto Group, Inc	404
7,210	e*	TRM Corp	121
15,759	e*	Ultimate Software Group, Inc	258
232,720	*	Unisys Corp	1,473
42,307		United Online, Inc	460
51,274	*	United Rentals, Inc	1,036
12,346	*	Universal Compression Holdings, Inc	447
56,784	*	Valueclick, Inc	700
16,121	e*	Vasco Data Security International	156
18,544	*	Ventiv Health, Inc	358
9,078	*	Verint Systems, Inc	292
182,286	*	VeriSign, Inc	5,243
293,860	*	Veritas Software Corp	7,170
25,685	*	Verity, Inc	225
5	*	Versata, Inc	-
5,226	e*	Vertrue, Inc	204
15,178		Viad Corp	430
18,715	*	Vignette Corp	211
5,200	*	Volt Information Sciences, Inc	123
394,370		Waste Management, Inc	11,176
22,569	*	WebEx Communications, Inc	596
235,812	*	WebMD Corp	2,422
38,958	*	webMethods, Inc	218
16,770	*	Websense, Inc	806
6,340	*	WebSideStory, Inc	93
47,480	*	Wind River Systems, Inc	745
19,609	*	Witness Systems, Inc	357
838,028	*	Yahoo!, Inc	29,038

TOTAL BUSINESS SERVICES	654,943

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

CHEMICALS AND ALLIED PRODUCTS - 9.78%
103,834	e*	Aastrom Biosciences Inc	$325
1,071,692		Abbott Laboratories	52,524
58,230	e*	Abgenix, Inc	500
11,227	*	Acadia Pharmaceuticals Inc	94
3,049	*	Adeza Biomedical Corp	52
31,936	*	Adolor Corp	295
157,711		Air Products & Chemicals, Inc	9,510
17,349	*	Albany Molecular Research, Inc	243
24,316		Albemarle Corp	887
50,770		Alberto-Culver Co	2,200
20,806	*	Alexion Pharmaceuticals, Inc	479
62,381	e*	Alkermes, Inc	825
25,287		Alpharma, Inc (Class A)	366
13,985	e*	American Pharmaceutical Partners, Inc	577
6,484	e	American Vanguard Corp	136
856,644	*	Amgen, Inc	51,793
50,851	*	Andrx Corp	1,033
16,685		Arch Chemicals, Inc	416
24,842	*	Arena Pharmaceuticals, Inc	169
21,813	*	Arqule, Inc	141
22,005	*	Array Biopharma, Inc	139
27,606	e*	Atherogenics, Inc	441
74,967	e*	AVANIR Pharmaceuticals	210
75,993		Avery Dennison Corp	4,025
327,292		Avon Products, Inc	12,388
5,320		Balchem Corp	160
70,958	*	Barr Pharmaceuticals, Inc	3,458
10,343	*	Barrier Therapeutics, Inc	82
10,191	*	Benthley Pharmaceuticals, Inc	112
27,226	*	Bioenvision, Inc	198
236,714	*	Biogen Idec, Inc	8,155
41,452	*	BioMarin Pharmaceutical, Inc	310
13,237	*	Bone Care International, Inc	436
1,349,739		Bristol-Myers Squibb Co	33,716
42,223		Cabot Corp	1,393
21,400		Calgon Carbon Corp	189
16,927		Cambrex Corp	322
5,883	*	Caraco Pharmaceutical Laboratories Ltd	50
35,200	e*	Celanese Corp (Series A)	559
28,958	e*	Cell Genesys, Inc	155
53,284	e*	Cell Therapeutics, Inc	144
39,546	e*	Cephalon, Inc	1,574
45,825	*	Charles River Laboratories International, Inc	2,211
12,829	*	Chattem, Inc	531
80,575		Chemtura Corp	1,140
74,864	*	Chiron Corp	2,612
43,617		Church & Dwight Co, Inc	1,579
106,394		Clorox Co	5,928
361,762		Colgate-Palmolive Co	18,056
25,200	*	Connetics Corp	445
5,761	*	Conor Medsystems Inc	88
36,100	*	Corixa Corp	158
8,797	*	Cotherix Inc	90
39,198	*	Cubist Pharmaceuticals, Inc	516
26,872	*	Curis, Inc	105
19,040	*	Cypress Bioscience, Inc	251
27,668		Cytec Industries, Inc	1,101
31,283		Dade Behring Holdings, Inc	2,034
42,749	e*	Dendreon Corp	224

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

16,184		Diagnostic Products Corp	$766
9,093	*	Digene Corp	252
36,375	e*	Discovery Laboratories, Inc	265
15,681	*	Dov Pharmaceutical, Inc	293
663,962		Dow Chemical Co	29,566
688,410		Du Pont (E.I.) de Nemours & Co	29,609
19,885	e*	Durect Corp	101
9,709	e*	Dusa Pharmaceuticals, Inc	90
54,683		Eastman Chemical Co	3,016
125,906		Ecolab, Inc	4,074
17,426	*	Elizabeth Arden, Inc	408
42,677	e*	Encysive Pharmaceuticals, Inc	461
82,935		Engelhard Corp	2,368
20,120	*	Eon Labs, Inc	616
14,772	*	EPIX Pharmaceuticals, Inc	131
92,712		Estee Lauder Cos (Class A)	3,628
23,200	e*	Eyetech Pharmaceuticals, Inc	293
28,545		Ferro Corp	567
19,065	*	First Horizon Pharmaceutical	363
26,890	*	FMC Corp	1,510
241,868	*	Forest Laboratories, Inc	9,397
320,584	*	Genentech, Inc	25,736
16,478	e*	Genitope Corp	212
174,481	*	Genzyme Corp	10,485
23,497		Georgia Gulf Corp	730
41,960	e*	Geron Corp	325
313,079	*	Gilead Sciences, Inc	13,772
619,409		Gillette Co	31,361
51,990	*	GlobeTel Communications Corp	145
35,765		Great Lakes Chemical Corp	1,126
3,519	*	GTx, Inc	35
22,332		H.B. Fuller Co	761
3,526	*	Hi-Tech Pharmacal Co, Inc	112
108,661	*	Hospira, Inc	4,238
41,900	*	Huntsman Corp	849
8,798	e*	Idenix Pharmaceuticals, Inc	191
23,187	*	Idexx Laboratories, Inc	1,445
46,938	e*	ImClone Systems, Inc	1,454
30,772	*	Immucor, Inc	891
27,300	*	Immunogen, Inc	158
33,940	e*	Impax Laboratories, Inc	533
24,514	*	Inspire Pharmaceuticals, Inc	206
3,281	e	Inter Parfums, Inc	64
19,810	e*	InterMune, Inc	258
65,676		International Flavors & Fragrances, Inc	2,379
13,120	*	Introgen Therapeutics, Inc	84
11,810	*	Inverness Medical Innovations, Inc	322
33,729	*	Invitrogen Corp	2,809
141,876	e*	IVAX Corp	3,050
169,461	*	King Pharmaceuticals, Inc	1,766
9,283	*	Kos Pharmaceuticals, Inc	608
2,620		Kronos Worldwide, Inc	79
23,144	*	KV Pharmaceutical Co (Class A)	388
54,278	*	Ligand Pharmaceuticals, Inc (Class B)	377
678,378		Lilly (Eli) & Co	37,792
47,866		Lubrizol Corp	2,011
139,725		Lyondell Chemical Co	3,692
23,300		MacDermid, Inc	726
9,202	e	Mannatech, Inc	175
11,656	e*	MannKind Corp	117

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

4,648	e*	Marshall Edwards, Inc	$33
21,562	e*	Martek Biosciences Corp	818
72,379	e*	Medarex, Inc	603
33,866	*	Medicines Co	792
37,378	e	Medicis Pharmaceutical Corp (Class A)	1,186
170,275	*	MedImmune, Inc	4,550
1,524,516		Merck & Co, Inc	46,955
7,469		Meridian Bioscience, Inc	142
49,347	e*	MGI Pharma, Inc	1,074
211,719	*	Millennium Pharmaceuticals, Inc	1,963
14,800		Minerals Technologies, Inc	912
5,461	e*	Momenta Pharmaceuticals, Inc	108
185,996		Monsanto Co	11,694
89,883	*	Mosaic Co	1,399
185,343		Mylan Laboratories, Inc	3,566
9,046	e*	Myogen, Inc	63
40,164	e*	Nabi Biopharmaceuticals	612
57,431	*	Nalco Holding Co	1,127
12,152	e*	Nastech Pharmaceutical Co, Inc	173
6,421		Nature's Sunshine Products, Inc	112
39,147	*	NBTY, Inc	1,015
25,107	*	Neurocrine Biosciences, Inc	1,056
4,286	e*	New River Pharmaceuticals, Inc	129
11,820	*	NewMarket Corp	175
10,788	e*	NitroMed, Inc	210
4,943		NL Industries, Inc	76
18,316	e*	Northfield Laboratories, Inc	262
15,161	*	Noven Pharmaceuticals, Inc	265
27,872	e*	NPS Pharmaceuticals, Inc	316
28,770	*	Nuvelo, Inc	222
8,064		Octel Corp	145
48,874		Olin Corp	891
20,315	*	OM Group, Inc	502
24,553	e*	Onyx Pharmaceuticals, Inc	586
30,922	*	OraSure Technologies, Inc	309
35,308	*	OSI Pharmaceuticals, Inc	1,443
16,715	*	Pain Therapeutics, Inc	113
23,128	*	Par Pharmaceutical Cos, Inc	736
17,955	*	Parexel International Corp	356
4,147	*	Parlux Fragrances, Inc	115
14,839	*	Penwest Pharmaceuticals Co	175
57,816		Perrigo Co	806
5,142,217		Pfizer, Inc	141,822
16,760	*	Pharmion Corp	389
7,693	*	Pioneer Cos, Inc	169
67,684	*	PolyOne Corp	448
15,548	*	Pozen, Inc	127
118,013		PPG Industries, Inc	7,406
222,438		Praxair, Inc	10,366
20,200	*	Prestige Brands Holdings, Inc	394
1,724,813		Procter & Gamble Co	90,984
12,022	*	Progenics Pharmaceuticals	251
73,896	*	Protein Design Labs, Inc	1,493
18,760	e*	Renovis, Inc	286
94,597	e*	Revlon, Inc (Class A)	290
110,398		Rohm & Haas Co	5,116
82,623		RPM International, Inc	1,509
25,361	*	Salix Pharmaceuticals Ltd	448
1,019,596		Schering-Plough Corp	19,433

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

16,083	*	Scotts Miracle-Gro Co (Class A)	$1,145
33,451		Sensient Technologies Corp	689
71,990	e*	Sepracor, Inc	4,320
24,785	*	Serologicals Corp	527
47,425		Sigma-Aldrich Corp	2,658
43,975	*	StemCells, Inc	185
3,400		Stepan Co	75
5,401	*	Stratagene Corp	47
36,010	e*	SuperGen, Inc	178
10,427	e*	SurModics, Inc	452
15,482	e*	Tanox, Inc	182
7,588	*	Tercica, Inc	66
64,462	e*	Terra Industries, Inc	439
22,748		UAP Holding Corp	378
15,614	*	United Therapeutics Corp	753
6,813	e*	USANA Health Sciences, Inc	288
60,102		USEC, Inc	880
63,856		Valeant Pharmaceuticals International	1,126
34,967		Valspar Corp	1,689
55,746	*	VCA Antech, Inc	1,352
63,354	*	Vertex Pharmaceuticals, Inc	1,067
41,971	e*	Vicuron Pharmaceuticals, Inc	1,171
75,904	*	Watson Pharmaceuticals, Inc	2,244
26,644		Wellman, Inc	272
9,000		Westlake Chemical Corp	221
47,789	e*	WR Grace & Co	372
926,343		Wyeth	41,222
18,432	*	Zymogenetics, Inc	324

		TOTAL CHEMICALS AND ALLIED PRODUCTS	900,124

COAL MINING - 0.15%
20,700	*	Alpha Natural Resources, Inc	494
43,125		Arch Coal, Inc	2,349
62,851		Consol Energy, Inc	3,368
16,700		Foundation Coal Holdings, Inc	433
8,985	*	James River Coal Co	312
52,893	e	Massey Energy Co	1,995
89,071		Peabody Energy Corp	4,635
14,219		Penn Virginia Corp	635

		TOTAL COAL MINING	14,221

COMMUNICATIONS - 4.27%
45,207		Adtran, Inc	1,121
19,950	e*	Airspan Networks, Inc	111
91,391	*	Alamosa Holdings, Inc	1,270
6,373	e	Alaska Communications Systems Group, Inc	63
210,486		Alltel Corp	13,109
158,549	e*	American Tower Corp (Class A)	3,333
21,775	*	Anixter International, Inc	809
556,125		AT&T Corp	10,589
10,900	*	Audiovox Corp (Class A)	169
326,939	*	Avaya, Inc	2,720
3,494	*	Beasley Broadcast Group, Inc (Class A)	51
1,269,288		BellSouth Corp	33,725

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

12,513	*	Brightpoint, Inc	$278
137,405	*	Cablevision Systems Corp (Class A)	4,424
15,110	*	Centennial Communications Corp	210
90,316		CenturyTel, Inc	3,128
177,593	e*	Charter Communications, Inc (Class A)	210
163,373	*	Cincinnati Bell, Inc	702
32,049	e*	Citadel Broadcasting Corp	367
234,514		Citizens Communications Co	3,152
378,653		Clear Channel Communications, Inc	11,712
1,405,966	*	Comcast Corp (Class A)	43,163
15,381		Commonwealth Telephone Enterprises, Inc	645
24,768	*	Cox Radio, Inc (Class A)	390
150,610	*	Crown Castle International Corp	3,060
13,062	*	Crown Media Holdings, Inc (Class A)	123
12,239		CT Communications, Inc	160
39,520	*	Cumulus Media, Inc (Class A)	466
482,572	*	DIRECTV Group, Inc	7,480
93,868	e*	Dobson Communications Corp (Class A)	400
157,955		EchoStar Communications Corp (Class A)	4,762
33,975	e*	Emmis Communications Corp (Class A)	600
26,175	*	Entercom Communications Corp	871
52,691	*	Entravision Communications Corp (Class A)	410
19,917		Fairpoint Communications, Inc	322
4,284	*	Fisher Communications, Inc	203
300	e,v*	Focal Communications Corp	-
84,061	*	Foundry Networks, Inc	725
38,028	*	General Communication, Inc (Class A)	375
22,558	e	Global Payments, Inc	1,529
14,920	e	Golden Telecom, Inc	458
29,084		Gray Television, Inc	351
23,613		Hearst-Argyle Television, Inc	578
2,578	*	Hungarian Telephone & Cable	44
222,134	e*	IAC/InterActiveCorp	5,342
39,942	*	IDT Corp (Class B)	526
10,890	e*	InPhonic, Inc	167
34,134	*	Insight Communications Co, Inc	377
18,200		Iowa Telecommunications Services, Inc	341
16,286	e*	j2 Global Communications, Inc	561
470,717	e*	Level 3 Communications, Inc	956
10,858		Liberty Corp	400
161,855	e*	Liberty Global, Inc	7,554
17,509	*	Lin TV Corp (Class A)	243
11,186	*	Lodgenet Entertainment Corp	186
20,944	*	Mastec, Inc	184
196,482	e*	MCI, Inc	5,052
245,815	e,f,v*	McLeod (Escrow)	-
42,748	*	Mediacom Communications Corp	294
128,441	*	NCR Corp	4,511
758,032	*	Nextel Communications, Inc (Class A)	24,492
104,896	*	Nextel Partners, Inc (Class A)	2,640
39,705	*	NII Holdings, Inc (Class B)	2,539
9,887		North Pittsburgh Systems, Inc	193
28,047	e*	Novatel Wireless, Inc	350
51,210	*	NTL, Inc	3,504
40	v*	Nucentrix Broadband, Inc Wts	-
34,520		PanAmSat Holding Corp	708
1,619		Preformed Line Products Co	66
49,575	*	Premiere Global Services, Inc	560

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

31,478	*	Price Communications Corp	$545
1,031,164	*	Qwest Communications International, Inc	3,826
57,767	*	Radio One, Inc (Class D)	738
15,748	e*	RCN Corp	364
22,221	*	Regent Communications, Inc	130
27	v*	RNC Corporation Wts 12/21/06	-
10,586	*	Saga Communications, Inc (Class A)	148
8,327	*	Salem Communications Corp (Class A)	165
50,588	*	SBA Communications Corp	683
2,281,896		SBC Communications, Inc	54,195
4,430		Shenandoah Telecom Co	176
29,018		Sinclair Broadcast Group, Inc (Class A)	263
23,949	*	Spanish Broadcasting System, Inc (Class A)	239
32,296	*	Spectrasite, Inc	2,404
964,083		Sprint Corp	24,189
9,587	e	SureWest Communications	246
11,859	*	Syniverse Holdings, Inc	166
17,301	*	Talk America Holdings, Inc	173
76,508		Telephone and Data Systems, Inc	3,122
24,164	*	Telkonet, Inc	119
20,061	*	Terremark Worldwide, Inc	140
50,624	e*	Tivo, Inc	338
11,370	*	U.S. Cellular Corp	568
89,202	*	U.S. Unwired, Inc (Class A)	519
49,109	*	Ubiquitel, Inc	401
152,482	*	Univision Communications, Inc (Class A)	4,201
18,421	*	USA Mobility, Inc	541
21,100		Valor Communications Group, Inc	291
1,915,485		Verizon Communications, Inc	66,180
14,180	*	West Corp	544
57,072	*	Western Wireless Corp (Class A)	2,414
38,447	*	Wireless Facilities, Inc	243
145,655	e*	XM Satellite Radio Holdings, Inc	4,903

		TOTAL COMMUNICATIONS	393,288

DEPOSITORY INSTITUTIONS - 10.06%
8,438		1st Source Corp	194
7,905		ABC Bancorp	143
7,930	*	ACE Cash Express, Inc	203
9,427		Alabama National Bancorp	616
16,250		Amcore Financial, Inc	486
50,192		Amegy Bancorp, Inc	1,123
6,684	*	AmericanWest Bancorp	133
1,936		Ames National Corp	214
242,858		AmSouth Bancorp	6,314
15,700		Anchor Bancorp Wisconsin, Inc	475
6,955		Arrow Financial Corp	194
89,317		Associated Banc-Corp	3,006
67,412		Astoria Financial Corp	1,919
9,642	e*	Banc Corp	102
2,308		Bancfirst Corp	201
5,125	*	Bancorp, Inc	89
55,303		Bancorpsouth, Inc	1,305
5,589		BancTrust Financial Group, Inc	109
51,072		Bank Mutual Corp	565
2,782,865		Bank of America Corp	126,926

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

8,708		Bank of Granite Corp	$167
36,876		Bank of Hawaii Corp	1,871
533,923		Bank of New York Co, Inc	15,366
6,903	e	Bank of The Ozarks, Inc	227
29,894		BankAtlantic Bancorp, Inc (Class A)	566
18,700		BankUnited Financial Corp (Class A)	506
6,670		Banner Corp	187
378,210		BB&T Corp	15,117
3,588		Berkshire Hills Bancorp, Inc	120
13,613	e*	BFC Financial Corp	116
14,066		BOK Financial Corp	649
19,206		Boston Private Financial Holdings, Inc	484
42,500		Brookline Bancorp, Inc	691
5,218		Camden National Corp	171
5,700	e	Capital City Bank Group, Inc	230
5,936		Capital Corp of the West	165
3,920	*	Capital Crossing Bank	134
8,466		Capitol Bancorp Ltd	285
13,880	e	Capitol Federal Financial	479
16,258	*	Cardinal Financial Corp	153
11,088	e	Cascade Bancorp	233
30,498		Cathay General Bancorp	1,028
7,848		Center Financial Corp	195
6,901	e*	Central Coast Bancorp	125
20,935		Central Pacific Financial Corp	745
2,526		Charter Financial Corp	88
16,601		Chemical Financial Corp	550
36,474		Chittenden Corp	992
3,599,709		Citigroup, Inc	166,415
5,612		Citizens & Northern Corp	175
31,916		Citizens Banking Corp	965
5,270	e	City Bank	163
11,021		City Holding Co	402
29,038		City National Corp	2,082
8,907		Clifton Savings Bancorp, Inc	94
9,142		Coastal Financial Corp	135
10,291	e	CoBiz, Inc	187
101,366		Colonial Bancgroup, Inc	2,236
3,648		Colony Bankcorp Inc	110
3,557		Columbia Bancorp	130
10,948		Columbia Banking System, Inc	270
116,107		Comerica, Inc	6,711
110,078		Commerce Bancorp, Inc	3,336
43,108		Commerce Bancshares, Inc	2,173
3,243	e	Commercial Bankshares, Inc	126
30,592		Commercial Capital Bancorp, Inc	511
28,898		Commercial Federal Corp	973
3,531	*	Community Bancorp	110
20,690		Community Bank System, Inc	505
6,786	e	Community Banks, Inc	176
9,922		Community Trust Bancorp, Inc	325
85,330		Compass Bancshares, Inc	3,840
12,923		Corus Bankshares, Inc	717
37,326		Cullen/Frost Bankers, Inc	1,779
32,538		CVB Financial Corp	640
19,824		Dime Community Bancshares	301
13,867		Downey Financial Corp	1,015
35,281		East West Bancorp, Inc	1,185
5,234		Enterprise Financial Services Corp	124
6,608	*	EuroBancshares, Inc	106

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

21,502	*	Euronet Worldwide, Inc	$625
4,024	e	Farmers Capital Bank Corp	139
15,386		Fidelity Bankshares, Inc	408
328,587		Fifth Third Bancorp	13,541
5,668		Financial Institutions, Inc	102
7,060		First Bancorp (North Carolina)	156
22,881		First Bancorp (Puerto Rico)	919
8,442	e	First Busey Corp (Class A)	163
19,538	e	First Charter Corp	429
4,116		First Citizens Bancshares, Inc (Class A)	595
48,052		First Commonwealth Financial Corp	658
8,430		First Community Bancorp	400
6,565	e	First Community Bancshares, Inc	213
4,691		First Defiance Financial Corp	125
22,958		First Financial Bancorp	434
11,782	e	First Financial Bankshares, Inc	399
8,954		First Financial Corp (Indiana)	257
8,300		First Financial Holdings, Inc	248
85,417		First Horizon National Corp	3,605
7,128		First Indiana Corp	211
12,330		First Merchants Corp	306
32,033		First Midwest Bancorp, Inc	1,127
79,753		First Niagara Financial Group, Inc	1,163
4,259		First Oak Brook Bancshares, Inc	120
10,172		First Place Financial Corp	204
1,655	*	First Regional Bancorp	109
14,991		First Republic Bank	530
3,438		First South Bancorp, Inc	110
9,990		First State Bancorp	193
13,219	*	FirstFed Financial Corp	788
59,714		FirstMerit Corp	1,559
25,530		Flagstar Bancorp, Inc	483
12,979		Flushing Financial Corp	239
43,167	e	FNB Corp	848
4,667		FNB Corp (Virginia)	131
13,950	*	Franklin Bank Corp	262
45,925		Fremont General Corp	1,117
16,824		Frontier Financial Corp	425
108,236	e	Fulton Financial Corp	1,948
8,916	e	GB&T Bancshares, Inc	212
21,613		Glacier Bancorp, Inc	565
25,980		Gold Banc Corp, Inc	378
176,076	e	Golden West Financial Corp	11,336
7,290		Great Southern Bancorp, Inc	228
34,453		Greater Bay Bancorp	908
4,469	e	Greene County Bancshares, Inc	122
17,696		Hancock Holding Co	609
27,371		Hanmi Financial Corp	457
13,596		Harbor Florida Bancshares, Inc	509
17,882	e	Harleysville National Corp	414
6,171		Heartland Financial U.S.A., Inc	120
8,209	e	Heritage Commerce Corp	151
108,706		Hibernia Corp (Class A)	3,607
6,837		Horizon Financial Corp	152
409,800		Hudson City Bancorp, Inc	4,676
30,708		Hudson United Bancorp	1,109
159,664		Huntington Bancshares, Inc	3,854
4,845		IberiaBank Corp	298
57,616		Independence Community Bank Corp	2,128
9,704		Independent Bank Corp (Massachusetts)	274
14,523		Independent Bank Corp (Michigan)	413

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

42,700		IndyMac Bancorp, Inc	$1,739
9,790		Integra Bank Corp	221
11,376		Interchange Financial Services Corp	209
31,543		International Bancshares Corp	892
45,551	e	Investors Financial Services Corp	1,723
15,442		Irwin Financial Corp	343
3,467	*	Itla Capital Corp	187
2,435,155		JPMorgan Chase & Co	86,010
14,732	*	Kearny Financial Corp	174
283,457		KeyCorp	9,397
22,471		KNBT Bancorp, Inc	339
11,916	e	Lakeland Bancorp, Inc	186
3,244		Lakeland Financial Corp	132
52,494		M & T Bank Corp	5,520
6,557		Macatawa Bank Corp	227
22,101		MAF Bancorp, Inc	942
10,609		Main Street Banks, Inc	270
6,112		MainSource Financial Group, Inc	111
158,230		Marshall & Ilsley Corp	7,033
15,129		MB Financial, Inc	603
9,839	e	MBT Financial Corp	189
290,890		Mellon Financial Corp	8,346
4,649		Mercantile Bank Corp	204
55,631		Mercantile Bankshares Corp	2,867
15,609		Mid-State Bancshares	433
7,021	e	Midwest Banc Holdings, Inc	135
12,456		Nara Bancorp, Inc	183
1,893		NASB Financial, Inc	83
392,731		National City Corp	13,400
23,658	e	National Penn Bancshares, Inc	591
4,550		NBC Capital Corp	111
21,238		NBT Bancorp, Inc	502
31,499		NetBank, Inc	294
182,672	e	New York Community Bancorp, Inc	3,310
78,754		NewAlliance Bancshares, Inc	1,106
327,699		North Fork Bancorp, Inc	9,205
5,438	*	Northern Empire Bancshares	168
135,353		Northern Trust Corp	6,171
12,217		Northwest Bancorp, Inc	260
6,026		OceanFirst Financial Corp	136
25,500	e*	Ocwen Financial Corp	172
50,588		Old National Bancorp	1,083
8,710	e	Old Second Bancorp, Inc	253
8,719	e	Omega Financial Corp	271
17,777		Oriental Financial Group, Inc	271
33,369		Pacific Capital Bancorp	1,237
9,214	e	Park National Corp	1,018
34,547		Partners Trust Financial Group, Inc	369
4,851	e	Peapack Gladstone Financial Corp	134
5,884		Pennfed Financial Services, Inc	99
4,853	e	Pennrock Financial Services Corp	174
3,021	*	Pennsylvania Commerce Bancorp, Inc	99
6,808		Peoples Bancorp, Inc	182
41,197	e	People's Bank	1,246
13,870		PFF Bancorp, Inc	420
5,176	*	Pinnacle Financial Partners, Inc	124
4,569		Placer Sierra Bancshares	125
196,815		PNC Financial Services Group, Inc	10,719
183,944		Popular, Inc	4,634

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

2,891		Preferred Bank	$115
9,126	*	Premierwest Bancorp	135
10,646	e	PrivateBancorp, Inc	377
14,805		Prosperity Bancshares, Inc	424
22,535		Provident Bankshares Corp	719
3,385		Provident Financial Holdings	95
53,846		Provident Financial Services, Inc	946
26,481		Provident New York Bancorp	321
4,843	*	QC Holdings, Inc	70
17,938		R & G Financial Corp (Class B)	317
319,058		Regions Financial Corp	10,810
7,272		Renasant Corp	224
5,539		Republic Bancorp, Inc (Class A) (Kentucky)	120
45,994		Republic Bancorp, Inc (Michigan)	689
3,124		Royal Bancshares of Pennsylvania (Class A)	74
18,298		S & T Bancorp, Inc	661
7,808	e	S.Y. Bancorp, Inc	178
9,617		Sandy Spring Bancorp, Inc	337
4,873		Santander Bancorp	122
5,559		SCBT Financial Corp	176
7,521		Seacoast Banking Corp of Florida	148
6,062		Security Bank Corp	139
3,786	e	Sierra Bancorp	86
7,720	*	Signature Bank	188
9,660	e	Simmons First National Corp (Class A)	262
66,464		Sky Financial Group, Inc	1,873
7,864	e	Sound Federal Bancorp, Inc	127
49,906		South Financial Group, Inc	1,418
7,585	e	Southside Bancshares, Inc	155
9,257		Southwest Bancorp, Inc	190
250,696		Sovereign Bancorp, Inc	5,601
5,362		State Bancorp, Inc	121
3,730		State Financial Services Corp (Class A)	150
231,142		State Street Corp	11,153
12,658		Sterling Bancorp	270
29,268		Sterling Bancshares, Inc	455
17,306	e	Sterling Financial Corp (Pennsylvania)	369
15,790	*	Sterling Financial Corp (Spokane)	591
7,140		Suffolk Bancorp	231
7,043		Summit Bancshares, Inc	122
3,510		Summit Financial Group, Inc	115
7,938	*	Sun Bancorp, Inc (New Jersey)	164
250,472		SunTrust Banks, Inc	18,094
32,234		Susquehanna Bancshares, Inc	793
24,315	*	SVB Financial Group	1,165
213,045		Synovus Financial Corp	6,108
2,365		Taylor Capital Group, Inc	93
92,918		TCF Financial Corp	2,405
53,161	e	TD Banknorth, Inc	1,584
13,823	*	Texas Capital Bancshares, Inc	273
29,400		Texas Regional Bancshares, Inc (Class A)	896
14,873		TierOne Corp	403
5,830		Tompkins Trustco, Inc	253
7,259		Trico Bancshares	162
51,426		Trustco Bank Corp NY	672
32,336		Trustmark Corp	946
1,265,135	e	U.S. Bancorp	36,942
8,429		U.S.B. Holding Co, Inc	197

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

63,746		UCBH Holdings, Inc	$1,035
10,916		UMB Financial Corp	622
30,388		Umpqua Holdings Corp	715
5,944		Union Bankshares Corp	230
38,889		UnionBanCal Corp	2,602
25,662		United Bankshares, Inc	914
21,754	e	United Community Banks, Inc	566
18,456		United Community Financial Corp	202
4,028		United Securities Bancshares	124
7,380	e	Univest Corp of Pennsylvania	221
14,142		Unizan Financial Corp	379
74,507		Valley National Bancorp	1,742
5,377	e	Vineyard National Bancorp	170
5,162	*	Virginia Commerce Bancorp	126
4,624		Virginia Financial Group, Inc	162
75,924		W Holding Co, Inc	776
1,091,857		Wachovia Corp	54,156
59,428		Washington Federal, Inc	1,398
602,767		Washington Mutual, Inc	24,527
8,575		Washington Trust Bancorp, Inc	237
36,387		Webster Financial Corp	1,699
1,168,710		Wells Fargo & Co	71,969
15,679		Wesbanco, Inc	471
11,085	e	West Bancorporation	208
10,009		West Coast Bancorp	244
23,845		Westamerica Bancorp	1,259
4,176	e*	Western Sierra Bancorp	141
3,341		Westfield Financial, Inc	81
43,200		Whitney Holding Corp	1,410
49,013		Wilmington Trust Corp	1,765
9,638		Wilshire Bancorp, Inc	138
16,422		Wintrust Financial Corp	860
4,467		WSFS Financial Corp	244
5,372		Yardville National Bancorp	192
61,695		Zions Bancorp	4,536

		TOTAL DEPOSITORY INSTITUTIONS	926,310

EATING AND DRINKING PLACES - 0.72%
13,518		AFC Enterprises	178
57,358		Applebee's International, Inc	1,519
49,416	e	Aramark Corp (Class B)	1,305
9,771	*	BJ's Restaurants, Inc	199
24,778		Bob Evans Farms, Inc	578
60,962	*	Brinker International, Inc	2,442
4,688	e*	Buffalo Wild Wings, Inc	146
13,696	*	California Pizza Kitchen, Inc	374
32,640		CBRL Group, Inc	1,268
24,364	*	CEC Entertainment, Inc	1,025
40,445	*	CKE Restaurants, Inc	563
107,663		Darden Restaurants, Inc	3,551
9,489	e*	Dave & Buster's, Inc	175
61,712	e*	Denny's Corp	309
21,847		Domino's Pizza, Inc	486
13,878		IHOP Corp	602
25,157	e*	Jack In The Box, Inc	954
39,881	e*	Krispy Kreme Doughnuts, Inc	278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

12,903		Landry's Restaurants, Inc	$388
12,149		Lone Star Steakhouse & Saloon, Inc	369
15,891	*	Luby's, Inc	190
5,396	*	McCormick & Schmick's Seafood Restaurants, Inc	85
875,925		McDonald's Corp	24,307
14,289	*	O'Charley's, Inc	252
43,407		Outback Steakhouse, Inc	1,964
18,015	e*	P.F. Chang's China Bistro, Inc	1,063
7,537	e*	Papa John's International, Inc	301
23,331	*	Rare Hospitality International, Inc	711
9,659	*	Red Robin Gourmet Burgers, Inc	599
44,296		Ruby Tuesday, Inc	1,147
28,133	*	Ryan's Restaurant Group, Inc	394
41,631	*	Sonic Corp	1,271
14,402	*	Texas Roadhouse, Inc (Class A)	500
53,482	*	The Cheesecake Factory, Inc	1,857
19,171	*	The Steak N Shake Co	357
26,503		Triarc Cos (Class B)	394
78,607		Wendy's International, Inc	3,746
201,218		Yum! Brands, Inc	10,479

		TOTAL EATING AND DRINKING PLACES	66,326

EDUCATIONAL SERVICES - 0.20%
98,620	*	Apollo Group, Inc (Class A)	7,714
70,273	*	Career Education Corp	2,573
62,840	*	Corinthian Colleges, Inc	802
40,565	*	DeVry, Inc	807
12,416	*	Educate, Inc	176
51,227	*	Education Management Corp	1,728
31,837	*	ITT Educational Services, Inc	1,701
33,614	*	Laureate Education, Inc	1,609
5,840	*	Learning Tree International, Inc	70
10,353		Strayer Education, Inc	893
14,801	*	Universal Technical Institute, Inc	491

		TOTAL EDUCATIONAL SERVICES	18,564

ELECTRIC, GAS, AND SANITARY SERVICES - 4.00%
448,953	*	AES Corp	7,354
53,500		AGL Resources, Inc	2,068
111,851	e*	Allegheny Energy, Inc	2,821
17,427		Allete, Inc	870
80,053		Alliant Energy Corp	2,253
145,094	e*	Allied Waste Industries, Inc	1,151
134,715		Ameren Corp	7,450
8,401		American Ecology Corp	150
264,037		American Electric Power Co, Inc	9,735
11,397		American States Water Co	335
66,003		Aqua America, Inc	1,963
167,136	*	Aquila, Inc	603
53,977		Atmos Energy Corp	1,555
35,312		Avista Corp	656
22,470		Black Hills Corp	828
11,407		California Water Service Group	428
396,114	e*	Calpine Corp	1,347

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

7,300		Cascade Natural Gas Corp	$150
13,533	*	Casella Waste Systems, Inc (Class A)	162
211,660		Centerpoint Energy, Inc	2,796
7,731		Central Vermont Public Service Corp	143
10,300		CH Energy Group, Inc	501
136,302		Cinergy Corp	6,109
10,556	e*	Clean Harbors, Inc	229
34,284	e	Cleco Corp	740
152,425	e*	CMS Energy Corp	2,296
5,094		Connecticut Water Service, Inc	127
167,682	e	Consolidated Edison, Inc	7,854
122,139		Constellation Energy Group, Inc	7,046
4,147	e	Crosstex Energy, Inc	200
234,143		Dominion Resources, Inc	17,184
86,909		DPL, Inc	2,386
119,722		DTE Energy Co	5,599
640,815		Duke Energy Corp	19,051
55,546	e	Duquesne Light Holdings, Inc	1,038
9,642	*	Duratek, Inc	224
216,140	e*	Dynegy, Inc (Class A)	1,050
223,989		Edison International	9,083
441,609	e	El Paso Corp	5,087
32,824	*	El Paso Electric Co	671
16,843	e	Empire District Electric Co	404
48,695		Energen Corp	1,707
101,444	e	Energy East Corp	2,940
4,326		EnergySouth, Inc	120
147,192		Entergy Corp	11,120
462,312		Exelon Corp	23,730
226,922		FirstEnergy Corp	10,917
272,006		FPL Group, Inc	11,441
52,200		Great Plains Energy, Inc	1,665
56,266		Hawaiian Electric Industries, Inc	1,508
28,600		Idacorp, Inc	876
111,081		KeySpan Corp	4,521
64,658		Kinder Morgan, Inc	5,380
13,500		Laclede Group, Inc	429
3,898		Markwest Hydrocarbon, Inc	90
81,475		MDU Resources Group, Inc	2,295
15,052		Metal Management, Inc	291
14,002		MGE Energy, Inc	509
6,822	e	Middlesex Water Co	133
57,617		National Fuel Gas Co	1,666
20,377		New Jersey Resources Corp	983
31,841		Nicor, Inc	1,311
186,686		NiSource, Inc	4,617
89,153		Northeast Utilities	1,860
19,700		Northwest Natural Gas Co	753
24,616		NorthWestern Corp	776
60,669	*	NRG Energy, Inc	2,281
74,992		NSTAR	2,312
63,181		OGE Energy Corp	1,828
70,507		Oneok, Inc	2,302
4,962		Ormat Technologies, Inc	95
19,998		Otter Tail Corp	547
28,241		Peoples Energy Corp	1,227
131,156		Pepco Holdings, Inc	3,140
254,561		PG&E Corp	9,556
5,490	*	Pico Holdings, Inc	163

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

56,885		Piedmont Natural Gas Co, Inc	$1,366
67,590		Pinnacle West Capital Corp	3,004
33,299	e*	Plug Power, Inc	228
45,642		PNM Resources, Inc	1,315
130,421		PPL Corp	7,744
173,145		Progress Energy, Inc	7,833
34,100	v*	Progress Energy, Inc (Cvo)	-
164,212		Public Service Enterprise Group, Inc	9,987
70,607		Puget Energy, Inc	1,651
58,535		Questar Corp	3,858
206,635	e*	Reliant Resources, Inc	2,558
94,308		Republic Services, Inc	3,396
10,949		Resource America, Inc (Class A)	422
78,139		SCANA Corp	3,337
164,718		Sempra Energy	6,805
80,800	e*	Sierra Pacific Resources	1,006
5,218		SJW Corp	245
9,627		South Jersey Industries, Inc	588
515,030	e	Southern Co	17,856
60,374	*	Southern Union Co	1,482
26,697		Southwest Gas Corp	681
11,715		Southwest Water Co	139
32,405	*	Stericycle, Inc	1,631
141,775		TECO Energy, Inc	2,681
166,260		TXU Corp	13,815
71,702		UGI Corp	2,001
10,146		UIL Holdings Corp	546
24,650		Unisource Energy Corp	758
55,079		Vectren Corp	1,582
32,250	*	Waste Connections, Inc	1,203
3,755		Waste Industries USA, Inc	53
44,719	*	Waste Services, Inc	172
59,746		Westar Energy, Inc	1,436
38,148		Western Gas Resources, Inc	1,331
34,425		WGL Holdings, Inc	1,158
395,370		Williams Cos, Inc	7,512
83,226		Wisconsin Energy Corp	3,246
27,182		WPS Resources Corp	1,529
276,448		Xcel Energy, Inc	5,396

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	368,337

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.65%
16,688	*	Actel Corp	232
30,385		Acuity Brands, Inc	781
70,721	*	Adaptec, Inc	274
79,890	e*	ADC Telecommunications, Inc	1,739
13,732	*	Advanced Energy Industries, Inc	108
272,779	e*	Advanced Micro Devices, Inc	4,730
50,885	*	Aeroflex, Inc	427
122,979	*	Agere Systems, Inc	1,476
59,409		Alliance One International, Inc	357
255,560	*	Altera Corp	5,065
114,682		American Power Conversion Corp	2,705
22,354	*	American Superconductor Corp	205
47,907		Ametek, Inc	2,005

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

30,350	*	AMIS Holdings, Inc	$405
71,143	e*	Amkor Technology, Inc	320
59,852		Amphenol Corp (Class A)	2,404
254,433		Analog Devices, Inc	9,493
113,149	*	Andrew Corp	1,444
239,058	*	Applied Micro Circuits Corp	612
6,254		Applied Signal Technology, Inc	119
62,284	*	Arris Group, Inc	542
22,286	*	Artesyn Technologies, Inc	194
23,842	e*	Atheros Communications, Inc	192
328,653	*	Atmel Corp	779
25,930	*	ATMI, Inc	752
34,410		AVX Corp	417
21,662		Baldor Electric Co	527
7,316		Bel Fuse, Inc (Class B)	224
28,767	*	Benchmark Electronics, Inc	875
190,152	*	Broadcom Corp (Class A)	6,752
49,930	e*	Broadwing Corp	231
16,467		C&D Technologies, Inc	151
6,565	*	Catapult Communications Corp	112
33,107	*	C-COR, Inc	227
17,949	*	Ceradyne, Inc	432
25,221	*	Checkpoint Systems, Inc	446
393,045	*	CIENA Corp	821
4,472,249	*	Cisco Systems, Inc	85,465
9,288	e*	Color Kinetics, Inc	99
15,327	*	Comtech Telecommunications	500
137,064	*	Comverse Technology, Inc	3,242
326,709	*	Conexant Systems, Inc	526
52,959	e*	Cree, Inc	1,349
23,637		CTS Corp	290
14,434	e	Cubic Corp	256
24,200	*	Cymer, Inc	638
90,831	*	Cypress Semiconductor Corp	1,144
6,685	*	Diodes, Inc	209
20,547	*	Ditech Communications Corp	133
18,900	*	Dolby Laboratories, Inc (Class A)	417
21,955	*	DSP Group, Inc	524
10,894	*	DTS, Inc	194
23,062	*	Electro Scientific Industries, Inc	412
25,991	*	Emcore Corp	107
288,211		Emerson Electric Co	18,051
4,712	*	EndWave Corp	224
49,454	*	Energizer Holdings, Inc	3,075
17,529	e*	Energy Conversion Devices, Inc	392
31,307	e*	EnerSys	427
27,534	e*	Evergreen Solar, Inc	177
28,774	*	Exar Corp	428
82,256	*	Fairchild Semiconductor International, Inc	1,213
107,194	e*	Finisar Corp	113
15,195		Franklin Electric Co, Inc	587
278,968	*	Freescale Semiconductor, Inc (Class B)	5,909
37,000	e*	FuelCell Energy, Inc	378
168,527	*	Gemstar-TV Guide International, Inc	605
7,337,877		General Electric Co	254,257
16,154	*	Genlyte Group, Inc	787
46,901	*	Glenayre Technologies, Inc	177
69,879	*	GrafTech International Ltd	300
13,854	*	Greatbatch, Inc	331

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

45,891		Harman International Industries, Inc	$3,734
54,755	*	Harmonic, Inc	264
91,962		Harris Corp	2,870
17,100		Helix Technology Corp	227
32,388	*	Hexcel Corp	548
16,902	*	Hutchinson Technology, Inc	651
24,375		Imation Corp	946
49,126	*	Integrated Circuit Systems, Inc	1,014
72,650	*	Integrated Device Technology, Inc	781
29,333	e*	Integrated Silicon Solution, Inc	217
4,271,439		Intel Corp	111,314
37,611	*	Interdigital Communications Corp	658
21,961	*	International DisplayWorks, Inc	176
43,548	*	International Rectifier Corp	2,078
107,563		Intersil Corp (Class A)	2,019
13,338		Inter-Tel, Inc	248
23,293	*	InterVoice, Inc	201
16,725	*	IXYS Corp	237
950,034	*	JDS Uniphase Corp	1,444
57,438	*	Kemet Corp	362
81,615		L-3 Communications Holdings, Inc	6,250
73,339	*	Lattice Semiconductor Corp	326
11,944	*	Leadis Technology, Inc	96
7,581	*	Lifeline Systems, Inc	244
25,105		Lincoln Electric Holdings, Inc	832
210,381		Linear Technology Corp	7,719
17,104	*	Littelfuse, Inc	476
12,960		LSI Industries, Inc	181
264,221	e*	LSI Logic Corp	2,243
3,077,468	e*	Lucent Technologies, Inc	8,955
31,859	*	Mattson Technology, Inc	228
225,822		Maxim Integrated Products, Inc	8,629
54,702	e	Maytag Corp	857
76,154	e*	McData Corp (Class A)	305
8,691	e*	Medis Technologies Ltd	144
95,239	*	MEMC Electronic Materials, Inc	1,502
13,858	*	Mercury Computer Systems, Inc	379
23,004		Methode Electronics, Inc	273
6,806	*	Metrologic Instruments, Inc	85
44,348	*	Micrel, Inc	511
143,307		Microchip Technology, Inc	4,245
400,021	*	Micron Technology, Inc	4,084
43,438	*	Microsemi Corp	817
34,888	*	Microtune, Inc	175
33,720	*	MIPS Technologies, Inc	243
16,021	e*	Mobility Electronics, Inc	147
96,196		Molex, Inc	2,505
11,543	e*	Monolithic Power Systems, Inc	102
25,239	*	Moog, Inc (Class A)	795
1,694,500		Motorola, Inc	30,942
68,179	e*	MRV Communications, Inc	148
5,200	*	Multi-Fineline Electronix, Inc	96
32,695	*	Mykrolis Corp	465
3,138		National Presto Industries, Inc	138
240,269		National Semiconductor Corp	5,293
7,091	e*	Netlogic Microsystems, Inc	126
251,249	*	Network Appliance, Inc	7,103
87,771	*	Novellus Systems, Inc	2,169
116,895	e*	Nvidia Corp	3,123
39,361	e*	Omnivision Technologies, Inc	535

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

98,235	*	ON Semiconductor Corp	$452
48,235	e*	Openwave Systems, Inc	791
69,318	e*	Oplink Communications, Inc	118
11,903	*	Optical Communication Products, Inc	23
8,504	e*	OSI Systems, Inc	134
13,852		Park Electrochemical Corp	349
14,362	*	Pericom Semiconductor Corp	117
22,407	*	Photronics, Inc	523
30,850	*	Pixelworks, Inc	265
33,768		Plantronics, Inc	1,228
27,907	*	Plexus Corp	397
12,816	*	PLX Technology, Inc	130
125,097	*	PMC-Sierra, Inc	1,167
67,575	*	Polycom, Inc	1,008
13,900	e*	Portalplayer, Inc	289
3,961	*	Powell Industries, Inc	75
20,292	*	Power Integrations, Inc	438
51,516	*	Power-One, Inc	325
69,807	e*	Powerwave Technologies, Inc	713
63,267	*	QLogic Corp	1,953
1,128,821		Qualcomm, Inc	37,262
30,742	e*	Quantum Fuel Systems Technologies Worldwide, Inc	154
67,539	e*	Rambus, Inc	904
10,032		Raven Industries, Inc	235
17,995		Regal-Beloit Corp	525
130,232	*	RF Micro Devices, Inc	707
122,262		Rockwell Collins, Inc	5,829
12,342	*	Rogers Corp	500
361,870	*	Sanmina-SCI Corp	1,979
105,076		Scientific-Atlanta, Inc	3,496
15,855	*	Seachange International, Inc	111
52,119	*	Semtech Corp	868
24,608	*	Sigmatel, Inc	422
56,384	*	Silicon Image, Inc	578
29,307	*	Silicon Laboratories, Inc	768
59,467	*	Silicon Storage Technology, Inc	240
910,274	e*	Sirius Satellite Radio, Inc	5,899
108,719	*	Skyworks Solutions, Inc	801
15,217	e*	Spatialight, Inc	86
12,943		Spectralink Corp	136
25,415	*	Spectrum Brands, Inc	839
14,503	*	Standard Microsystems Corp	339
6,187	*	Supertex, Inc	109
29,088	*	Symmetricom, Inc	302
17,207	*	Synaptics, Inc	368
32,161		Technitrol, Inc	454
38,663	*	Tekelec	650
25,104		Teleflex, Inc	1,490
307,858	*	Tellabs, Inc	2,678
53,848	*	Terayon Communication Systems, Inc	166
30,258	*	Tessera Technologies, Inc	1,011
1,149,030		Texas Instruments, Inc	32,253
41,226	*	Thomas & Betts Corp	1,164
58,369	*	Titan Corp	1,327
71,856	*	Transwitch Corp	147
17,747	e*	Trident Microsystems, Inc	403
88,231	*	Triquint Semiconductor, Inc	294
33,125	*	TTM Technologies, Inc	252
6,706	*	Ulticom, Inc	71
9,100	*	Ultralife Batteries, Inc	147

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

13,484	e*	Universal Display Corp	$139
8,900	*	Universal Electronics, Inc	148
68,581	e*	UTStarcom, Inc	514
35,497	e*	Valence Technology, Inc	99
24,506	*	Varian Semiconductor Equipment Associates, Inc	907
1	*	Vialta, Inc	-
13,862	*	Viasat, Inc	282
12,845		Vicor Corp	175
9,190	*	Virage Logic Corp	95
160,623	*	Vishay Intertechnology, Inc	1,907
186,009	*	Vitesse Semiconductor Corp	389
10,333	e*	Volterra Semiconductor Corp	154
31,906	*	Westell Technologies, Inc	191
41,972		Whirlpool Corp	2,943
239,100		Xilinx, Inc	6,097
29,327	e*	Zhone Technologies, Inc	98
7,276	*	Zoltek Cos, Inc	82
32,664	*	Zoran Corp	434

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	796,099

ENGINEERING AND MANAGEMENT SERVICES - 0.66%
13,165	*	Advisory Board Co	642
73,175	e*	Amylin Pharmaceuticals, Inc	1,532
16,445	e*	Antigenics, Inc	89
50,400	*	Applera Corp (Celera Genomics Group)	553
40,510	*	Ariad Pharmaceuticals, Inc	270
125,578	e*	BearingPoint, Inc	921
7,981		CDI Corp	175
114,346	*	Celgene Corp	4,662
28,831		Corporate Executive Board Co	2,258
6,588	*	CRA International, Inc	355
27,533	e*	CuraGen Corp	142
25,595	e*	CV Therapeutics, Inc	574
37,029	e*	Decode Genetics, Inc	348
20,365	*	DiamondCluster International, Inc	230
60,988	*	Digitas, Inc	696
16,593	*	Diversa Corp	86
35,921	*	eResearch Technology, Inc	481
11,717	*	Essex Corp	268
52,285	*	Exelixis, Inc	388
5,618	*	Exponent, Inc	161
58,732	e	Fluor Corp	3,382
34,734	*	Gen-Probe, Inc	1,258
11,605	*	Greenfield Online, Inc	141
31,752	*	Harris Interactive, Inc	155
26,647	*	Hewitt Associates, Inc	706
4,623	*	Huron Consulting Group, Inc	109
44,080	*	ICOS Corp	933
60,816	*	Incyte Corp	435
9,019	*	Infrasource Services, Inc	94
33,602	e*	Isis Pharmaceuticals, Inc	131
39,264	*	Jacobs Engineering Group, Inc	2,209
18,029	*	Keryx Biopharmaceuticals, Inc	238
6,075		Landauer, Inc	315
8,460	*	LECG Corp	180
41,063	e*	Lexicon Genetics, Inc	203
18,419	*	Lifecell Corp	291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

17,384	*	Luminex Corp	$171
12,795		MAXIMUS, Inc	452
16,427	*	Maxygen, Inc	113
173,932		Moody's Corp	7,820
7,000	*	MTC Technologies, Inc	258
23,165	*	Myriad Genetics, Inc	363
35,057	*	Navigant Consulting, Inc	619
11,157	*	Neopharm, Inc	112
16,290	e*	Neurogen Corp	111
16,815	*	Orchid Cellmark, Inc	182
229,448		Paychex, Inc	7,466
17,567	*	Per-Se Technologies, Inc	369
33,232	*	Pharmaceutical Product Development, Inc	1,557
25,516	*	PRG-Schultz International, Inc	72
112,326	e	Quest Diagnostics, Inc	5,984
24,599	*	Regeneron Pharmaceuticals, Inc	206
32,857	*	Resources Connection, Inc	763
13,473	*	Rigel Pharmaceuticals, Inc	268
41,760	*	Savient Pharmaceuticals, Inc	184
25,064	e*	Seattle Genetics, Inc	134
14,232	*	Senomyx, Inc	235
14,609	*	SFBC International, Inc	564
54,124	*	Shaw Group, Inc	1,164
10,441	*	Sourcecorp	207
22,338	*	Symyx Technologies, Inc	625
4,446		Sypris Solutions, Inc	55
5,934	e*	Tejon Ranch Co	305
35,223	*	Telik, Inc	573
38,899	*	Tetra Tech, Inc	526
20,474	e*	Transkaryotic Therapies, Inc	749
10,112	*	Trimeris, Inc	101
28,051	*	URS Corp	1,048
5,810	*	ViaCell, Inc	62
82,896	*	ViroLogic, Inc	206
17,825	*	Washington Group International, Inc	911
24,946		Watson Wyatt & Co Holdings	639

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	60,785

FABRICATED METAL PRODUCTS - 0.33%
25,798	*	Alliant Techsystems, Inc	1,821
5,262		Ameron International Corp	197
25,885		Aptargroup, Inc	1,315
75,655		Ball Corp	2,721
9,943		CIRCOR International, Inc	245
41,626		Commercial Metals Co	992
8,571	*	Commercial Vehicle Group, Inc	152
2,198		Compx International, Inc	37
35,668		Crane Co	938
115,665	*	Crown Holdings, Inc	1,646
1,947	e	Dynamic Materials Corp	75
12,681	*	Earle M Jorgensen Co	102
21,921	*	Global Power Equipment Group, Inc	174
20,133	*	Griffon Corp	447
5,289		Gulf Island Fabrication, Inc	105
174,376		Illinois Tool Works, Inc	13,894
53,208	*	Jacuzzi Brands, Inc	571
4,624		Lifetime Brands, Inc	90
9,305	*	Mobile Mini, Inc	321
16,444	*	NCI Building Systems, Inc	539
7,603		Silgan Holdings, Inc	428

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

27,492		Simpson Manufacturing Co, Inc	$840
41,402		Snap-On, Inc	1,420
14,300		Sturm Ruger & Co, Inc	120
3,023		Sun Hydraulics Corp	110
42,718	e*	Taser International, Inc	429
11,761		Valmont Industries, Inc	303
8,415	*	Water Pik Technologies, Inc	160
17,244		Watts Water Technologies, Inc (Class A)	578

		TOTAL FABRICATED METAL PRODUCTS	30,770

FOOD AND KINDRED PRODUCTS - 2.87%
12,845	e	American Italian Pasta Co (Class A)	270
537,058		Anheuser-Busch Cos, Inc	24,570
452,931		Archer Daniels Midland Co	9,684
6,482	*	Boston Beer Co, Inc (Class A)	145
159,375		Campbell Soup Co	4,904
2,568		Coca-Cola Bottling Co Consolidated	130
1,440,259		Coca-Cola Co	60,131
207,782		Coca-Cola Enterprises, Inc	4,573
360,400		Conagra Foods, Inc	8,347
133,072	*	Constellation Brands, Inc (Class A)	3,926
51,511		Corn Products International, Inc	1,224
43,973	*	Darling International, Inc	165
143,685	*	Del Monte Foods Co	1,548
5,320	e	Farmer Brothers Co	118
23,187		Flowers Foods, Inc	820
203,289		General Mills, Inc	9,512
35,476	*	Gold Kist, Inc	766
243,617		H.J. Heinz Co	8,629
5,299	e*	Hansen Natural Corp	449
81,444	*	Hercules, Inc	1,152
119,131		Hershey Foods Corp	7,398
51,055		Hormel Foods Corp	1,497
4,179		J & J Snack Foods Corp	219
35,412		J.M. Smucker Co	1,662
173,157		Kellogg Co	7,695
172,246		Kraft Foods, Inc (Class A)	5,479
19,910		Lancaster Colony Corp	855
20,449		Lance, Inc	352
6,664	*	M&F Worldwide Corp	89
93,120		McCormick & Co, Inc (Non-Vote)	3,043
28,803		Molson Coors Brewing Co (Class B)	1,786
4,670	*	National Beverage Corp	37
9,395	*	Peets Coffee & Tea, Inc	310
95,782		Pepsi Bottling Group, Inc	2,740
46,846		PepsiAmericas, Inc	1,202
1,157,941		PepsiCo, Inc	62,448
21,712		Ralcorp Holdings, Inc	893
12,303		Sanderson Farms, Inc	559
546,669		Sara Lee Corp	10,830
59,199	*	Smithfield Foods, Inc	1,614
18,185		Tootsie Roll Industries, Inc	532
24,314		Topps Co, Inc	244
167,112		Tyson Foods, Inc (Class A)	2,975
123,144		Wrigley (Wm.) Jr Co	8,477

		TOTAL FOOD AND KINDRED PRODUCTS	263,999

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

FOOD STORES - 0.42%
17,916	*	7-Eleven, Inc	$542
253,139	e	Albertson's, Inc	5,235
837		Arden Group, Inc (Class A)	66
11,979	e*	Great Atlantic & Pacific Tea Co, Inc	348
6,684	e	Ingles Markets, Inc (Class A)	92
506,499	*	Kroger Co	9,639
18,686	e*	Panera Bread Co (Class A)	1,160
11,583	*	Pantry, Inc	449
19,634	*	Pathmark Stores, Inc	172
23,667		Ruddick Corp	604
270,026	*	Starbucks Corp	13,950
9,853		Weis Markets, Inc	382
44,947		Whole Foods Market, Inc	5,317
19,665	e*	Wild Oats Markets, Inc	225

		TOTAL FOOD STORES	38,181

FORESTRY - 0.14%
34,552		Rayonier, Inc	1,832
166,905		Weyerhaeuser Co	10,624

		TOTAL FORESTRY	12,456

FURNITURE AND FIXTURES - 0.38%
7,089		Bassett Furniture Industries, Inc	134
40,652	*	BE Aerospace, Inc	635
23,968	e	Ethan Allen Interiors, Inc	803
34,472		Furniture Brands International, Inc	745
48,539		Herman Miller, Inc	1,497
37,944		Hillenbrand Industries, Inc	1,918
39,144		HNI Corp	2,002
7,413		Hooker Furniture Corp	129
28,400	*	Interface, Inc (Class A)	229
132,077		Johnson Controls, Inc	7,440
18,600		Kimball International, Inc (Class B)	245
35,728	e	La-Z-Boy, Inc	521
130,293		Leggett & Platt, Inc	3,463
298,165		Masco Corp	9,470
189,298		Newell Rubbermaid, Inc	4,513
26,076	*	Select Comfort Corp	559
8,845		Stanley Furniture Co, Inc	217
29,515	e*	Tempur-Pedic International, Inc	655

		TOTAL FURNITURE AND FIXTURES	35,175

FURNITURE AND HOMEFURNISHINGS STORES - 0.43%
202,747	*	Bed Bath & Beyond, Inc	8,471
19,801	*	Bell Microproducts, Inc	186
186,227	e	Best Buy Co, Inc	12,766
12,993	e*	Brookstone, Inc	245
129,573		Circuit City Stores, Inc (Circuit City Group)	2,240
14,018	*	Cost Plus, Inc	350
8,015	*	Design Within Reach, Inc	145
8,547	*	Electronics Boutique Holdings Corp	543
30,672	*	GameStop Corp (Class B)	917

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

17,889	*	Guitar Center, Inc	$1,044
12,729		Haverty Furniture Cos, Inc	188
7,565		Knoll, Inc	129
31,141	*	Linens 'n Things, Inc	737
36,112	*	Mohawk Industries, Inc	2,979
17,242		Movie Gallery, Inc	456
59,455		Pier 1 Imports, Inc	844
107,116		RadioShack Corp	2,482
17,052	*	Restoration Hardware, Inc	139
44,377		Steelcase, Inc (Class A)	615
23,041	*	The Bombay Co, Inc	131
15,057	*	Trans World Entertainment Corp	178
17,635		Tuesday Morning Corp	556
79,276	*	Williams-Sonoma, Inc	3,137

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	39,478

GENERAL BUILDING CONTRACTORS - 0.56%
3,890	e*	Avatar Holdings, Inc	196
28,528	e	Beazer Homes U.S.A., Inc	1,630
10,425		Brookfield Homes Corp	475
86,714		Centex Corp	6,128
2,956	*	Comstock Homebuilding Cos, Inc	72
186,990		D.R. Horton, Inc	7,033
22,947	*	Hovnanian Enterprises, Inc (Class A)	1,496
56,134		KB Home	4,279
92,559		Lennar Corp (Class A)	5,873
13,102		Levitt Corp (Class A)	392
9,603		M/I Homes, Inc	520
14,037		McGrath RentCorp	333
22,434		MDC Holdings, Inc	1,845
15,566	*	Meritage Homes Corp	1,237
3,699	e*	NVR, Inc	2,996
11,355	e*	Palm Harbor Homes, Inc	214
13,552	*	Perini Corp	222
73,693		Pulte Homes, Inc	6,209
32,396		Ryland Group, Inc	2,458
23,214		Standard-Pacific Corp	2,042
11,826		Technical Olympic U.S.A., Inc	287
36,434	e*	Toll Brothers, Inc	3,700
24,852		Walter Industries, Inc	999
24,050	*	WCI Communities, Inc	770
2,195	*	William Lyon Homes, Inc	213

		TOTAL GENERAL BUILDING CONTRACTORS	51,619

GENERAL MERCHANDISE STORES - 2.00%
31,592	e*	99 Cents Only Stores	401
78,552	*	Big Lots, Inc	1,040
47,234	*	BJ's Wholesale Club, Inc	1,535
3,353		Bon-Ton Stores, Inc	65
21,144	e*	Cabela's, Inc	452
34,302		Casey's General Stores, Inc	680
4,489	*	Conn's, Inc	110
330,211		Costco Wholesale Corp	14,800
48,325		Dillard's, Inc (Class A)	1,132
227,620		Dollar General Corp	4,634
116,117		Family Dollar Stores, Inc	3,031
115,263	e	Federated Department Stores, Inc	8,446

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

25,464	e	Fred's, Inc	$422
165,651		J.C. Penney Co, Inc	8,710
202,231		May Department Stores Co	8,121
28,507		Neiman Marcus Group, Inc (Class A)	2,763
11,629	*	Retail Ventures, Inc	159
85,335	*	Saks, Inc	1,619
20,513	*	ShopKo Stores, Inc	499
17,973		Stein Mart, Inc	395
612,325		Target Corp	33,317
330,681		TJX Cos, Inc	8,052
1,742,159		Wal-Mart Stores, Inc	83,972

		TOTAL GENERAL MERCHANDISE STORES	184,355

HEALTH SERVICES - 1.17%
35,885	*	Accredo Health, Inc	1,629
10,862	*	Alliance Imaging, Inc	114
20,542	*	Allied Healthcare International, Inc	145
10,737	e*	Amedisys, Inc	395
6,892	*	America Service Group, Inc	109
5,510	*	American Dental Partners, Inc	134
23,258	*	American Healthways, Inc	983
18,929	*	American Retirement Corp	277
22,231	*	Amsurg Corp	616
34,626	*	Apria Healthcare Group, Inc	1,199
76,217	e*	Beverly Enterprises, Inc	971
4,994	*	Bio-Reference Labs, Inc	69
312,124	*	Caremark Rx, Inc	13,896
61,256	*	Community Health Systems, Inc	2,315
4,011	*	Corvel Corp	101
43,828	*	Covance, Inc	1,967
73,822	*	Coventry Health Care, Inc	5,223
22,090	*	Cross Country Healthcare, Inc	376
69,175	*	DaVita, Inc	3,146
40,922	e*	Edwards Lifesciences Corp	1,760
18,855	*	Enzo Biochem, Inc	338
28,467	*	Enzon, Inc	184
85,688	*	Express Scripts, Inc	4,283
13,631	*	Genesis HealthCare Corp	631
16,401	*	Gentiva Health Services, Inc	293
304,539		HCA, Inc	17,258
171,436		Health Management Associates, Inc (Class A)	4,488
37,552		Hooper Holmes, Inc	156
7,118	*	Horizon Health Corp	167
89,985	*	Human Genome Sciences, Inc	1,042
19,660	e*	Kindred Healthcare, Inc	779
92,568	*	Laboratory Corp of America Holdings	4,619
14,253		LCA-Vision, Inc	691
37,631	*	LifePoint Hospitals, Inc	1,901
63,238	*	Lincare Holdings, Inc	2,583
18,632	*	Magellan Health Services, Inc	658
59,781		Manor Care, Inc	2,375
13,215	*	Matria Healthcare, Inc	426
3,907	*	Medcath Corp	109
191,714	*	Medco Health Solutions, Inc	10,230
4,992		National Healthcare Corp	176
59,557	*	Nektar Therapeutics	1,003
32,858	e*	OCA, Inc	62
25,907	*	Odyssey HealthCare, Inc	374
19,390	e	Option Care, Inc	273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

29,320	*	PainCare Holdings, Inc	$127
16,064	*	Pediatrix Medical Group, Inc	1,181
14,147	*	Psychiatric Solutions, Inc	689
7,616	*	Radiation Therapy Services, Inc	202
12,730	*	RehabCare Group, Inc	340
47,317	*	Renal Care Group, Inc	2,181
16,107	*	Sierra Health Services, Inc	1,151
5,230	*	Specialty Laboratories, Inc	44
9,605	*	Stereotaxis, Inc	77
12,142	e*	Sunrise Senior Living, Inc	655
11,929	*	Symbion, Inc	285
322,386	*	Tenet Healthcare Corp	3,946
55,635	*	Triad Hospitals, Inc	3,040
7,967	*	U.S. Physical Therapy, Inc	153
19,783	*	United Surgical Partners International, Inc	1,030
33,473		Universal Health Services, Inc (Class B)	2,081
7,404	*	VistaCare, Inc (Class A)	137

		TOTAL HEALTH SERVICES	107,843

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
23,788		Granite Construction, Inc	668

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	668

HOLDING AND OTHER INVESTMENT OFFICES - 2.84%
8,966	*	4Kids Entertainment, Inc	178
29,400		Aames Investment Corp	286
18,871		Acadia Realty Trust	352
22,846	e*	Affiliated Managers Group, Inc	1,561
19,264		Affordable Residential Communities	257
5,160		Agree Realty Corp	156
1,423	*	Alexander's, Inc	354
14,150		Alexandria Real Estate Equities, Inc	1,039
90,976	e	Allied Capital Corp	2,648
58,186		AMB Property Corp	2,527
8,528		American Campus Communities, Inc	193
85,131		American Financial Realty Trust	1,309
24,307		American Home Mortgage Investment Corp	850
19,804		AMLI Residential Properties Trust	619
77,731	e	Annaly Mortgage Management, Inc	1,394
40,991		Anthracite Capital, Inc	486
38,245		Anworth Mortgage Asset Corp	376
64,057		Apartment Investment & Management Co (Class A)	2,621
42,583		Apollo Investment Corp	785
8,687		Arbor Realty Trust, Inc	249
136,562		Archstone-Smith Trust	5,274
46,104		Arden Realty, Inc	1,659
23,871		Ashford Hospitality Trust, Inc	258
50,138		AvalonBay Communities, Inc	4,051
11,415		Bedford Property Investors	263
2,600		Bimini Mortgage Management, Inc (Class A)	37
25,208		BioMed Realty Trust, Inc	601
74,816		Boston Properties, Inc	5,237
12,391	*	Boykin Lodging Co	166
38,557		Brandywine Realty Trust	1,182
35,274		BRE Properties, Inc (Class A)	1,476
31,966		Camden Property Trust	1,718
28,256	e	Capital Automotive REIT	1,079
14,669		Capital Lease Funding, Inc	159

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

1,773		Capital Southwest Corp	$159
8,296		Capital Trust, Inc	277
38,380		CarrAmerica Realty Corp	1,389
71,683		Catellus Development Corp	2,351
30,694		CBL & Associates Properties, Inc	1,322
14,093		Cedar Shopping Centers, Inc	208
33,300		Centerpoint Properties Trust	1,409
4,486		Cherokee, Inc	155
27,781	e	Colonial Properties Trust	1,222
39,664		Commercial Net Lease Realty, Inc	812
23,432		Corporate Office Properties Trust	690
7,117		Correctional Properties Trust	201
28,724		Cousins Properties, Inc	850
53,181		Crescent Real Estate Equities Co	997
10,679	e*	Criimi MAE, Inc	233
23,598		CRT Properties, Inc	644
74,642		Developers Diversified Realty Corp	3,431
17,233	e	Diamondrock Hospitality Co	195
6,364		Digital Realty Trust, Inc	111
98,754		Duke Realty Corp	3,127
15,783		Eastgroup Properties, Inc	665
38,510		ECC Capital Corp	256
15,039		Education Realty Trust, Inc	275
2,066	e*	Enstar Group, Inc	140
18,156		Entertainment Properties Trust	835
42,886		Equity Inns, Inc	570
15,082	e	Equity Lifestyle Properties, Inc	600
280,196		Equity Office Properties Trust	9,274
26,061		Equity One, Inc	592
195,443		Equity Residential	7,196
15,015		Essex Property Trust, Inc	1,247
21,465	e	Extra Space Storage, Inc	308
36,004		Federal Realty Investment Trust	2,124
35,842	*	FelCor Lodging Trust, Inc	519
33,567		Fieldstone Investment Corp	483
29,641		First Industrial Realty Trust, Inc	1,183
11,175		First Potomac Realty Trust	277
97,828		Friedman Billings Ramsey Group, Inc	1,399
20,800		Gables Residential Trust	899
121,947		General Growth Properties, Inc	5,011
11,498		Getty Realty Corp	318
7,828	e	Gladstone Capital Corp	183
22,843		Glenborough Realty Trust, Inc	470
26,916	e	Glimcher Realty Trust	747
10,299		Global Signal, Inc	388
19,700	e	GMH Communities Trust	273
12,508		Government Properties Trust, Inc	122
9,299		Gramercy Capital Corp	227
10,348	e	Harris & Harris Group, Inc	123
92,422		Health Care Property Investors, Inc	2,499
36,538		Health Care REIT, Inc	1,377
32,840		Healthcare Realty Trust, Inc	1,268
18,169		Heritage Property Investment Trust	636
27,326		Highland Hospitality Corp	286
37,150		Highwoods Properties, Inc	1,106
23,006		Home Properties, Inc	990
39,017		HomeBanc Corp	355
589,731		Honeywell International, Inc	21,602
46,455		Hospitality Properties Trust	2,047
245,060		Host Marriott Corp	4,289
138,242		HRPT Properties Trust	1,718

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

56,391	e	IMPAC Mortgage Holdings, Inc	$1,052
46,141		Inland Real Estate Corp	742
29,188		Innkeepers U.S.A. Trust	436
27,187	e	Investors Real Estate Trust	263
72,100	e	iShares Russell 2000 Index Fund	4,593
76,867		iStar Financial, Inc	3,197
19,903		Kilroy Realty Corp	945
68,156		Kimco Realty Corp	4,015
13,324		Kite Realty Group Trust	200
21,468		LaSalle Hotel Properties	704
36,183	e	Lexington Corporate Properties Trust	880
59,481		Liberty Property Trust	2,636
14,755		LTC Properties, Inc	305
31,753		Luminent Mortgage Capital, Inc	343
41,167		Macerich Co	2,760
42,932		Mack-Cali Realty Corp	1,945
24,613		Maguire Properties, Inc	698
61,177	*	Meristar Hospitality Corp	526
61,319		MFA Mortgage Investments, Inc	457
13,455		Mid-America Apartment Communities, Inc	611
37,986	e	Mills Corp	2,309
13,900		MortgageIT Holdings, Inc	254
16,015		National Health Investors, Inc	450
4,864		National Health Realty, Inc	91
46,089	e	Nationwide Health Properties, Inc	1,088
33,571		New Century Financial Corp	1,727
70,327		New Plan Excel Realty Trust	1,911
28,589		Newcastle Investment Corp	862
12,797		NorthStar Realty Finance Corp	134
18,155	e	Novastar Financial, Inc	711
38,341		Omega Healthcare Investors, Inc	493
5,242		One Liberty Properties, Inc	108
11,507		Origen Financial, Inc	85
28,188		Pan Pacific Retail Properties, Inc	1,871
11,623		Parkway Properties, Inc	581
25,029		Pennsylvania Real Estate Investment Trust	1,189
126,444		Plum Creek Timber Co, Inc	4,590
27,819		Post Properties, Inc	1,005
32,117		Prentiss Properties Trust	1,170
128,320		Prologis	5,164
11,482		PS Business Parks, Inc	510
57,453		Public Storage, Inc	3,634
20,254		RAIT Investment Trust	607
9,248		Ramco-Gershenson Properties	271
56,800	e	Realty Income Corp	1,422
55,325		Reckson Associates Realty Corp	1,856
14,057		Redwood Trust, Inc	725
43,423	e	Regency Centers Corp	2,484
6,115	*	Rockville Financial, Inc	75
7,237		Saul Centers, Inc	263
34,517		Saxon Capital, Inc	589
42,780		Senior Housing Properties Trust	809
32,244		Shurgard Storage Centers, Inc (Class A)	1,482
117,563		Simon Property Group, Inc	8,522
12,509		Sizeler Property Investors	165
28,036		SL Green Realty Corp	1,808
13,156		Sovran Self Storage, Inc	598
172,900	e	SPDR Trust Series 1	20,606
46,400		Spirit Finance Corp	545
20,728		Strategic Hotel Capital, Inc	373
12,790	e	Sun Communities, Inc	476

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

18,600		Sunstone Hotel Investors, Inc	$451
22,030		Tanger Factory Outlet Centers, Inc	593
6,498	e*	Tarragon Realty Investors, Inc	164
35,822		Taubman Centers, Inc	1,221
171,461	*	Telewest Global, Inc	3,906
65,816		Thornburg Mortgage, Inc	1,917
11,290		Town & Country Trust	322
63,641		Trizec Properties, Inc	1,309
39,592	e	Trustreet Properties, Inc	658
89,549		United Dominion Realty Trust, Inc	2,154
7,785		Universal Health Realty Income Trust	297
13,829		Urstadt Biddle Properties, Inc (Class A)	239
21,000		U-Store-It Trust	400
58,684		Ventas, Inc	1,772
75,321		Vornado Realty Trust	6,056
30,712		Washington Real Estate Investment Trust	958
54,481		Weingarten Realty Investors	2,137
18,615		Winston Hotels, Inc	210

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	261,745

HOTELS AND OTHER LODGING PLACES - 0.44%
18,496		Ameristar Casinos, Inc	483
25,115	*	Aztar Corp	860
15,345	*	Bluegreen Corp	267
29,227		Boyd Gaming Corp	1,494
11,598		Choice Hotels International, Inc	762
29,868	*	Gaylord Entertainment Co	1,389
17,562	*	Great Wolf Resorts, Inc	359
262,566		Hilton Hotels Corp	6,262
9,907	*	Isle of Capri Casinos, Inc	260
127,978	*	La Quinta Corp	1,194
15,760	e*	Las Vegas Sands Corp	563
12,791		Marcus Corp	271
129,493		Marriott International, Inc (Class A)	8,834
82,816	*	MGM Mirage	3,278
8,692	e*	Monarch Casino & Resort, Inc	192
14,684	*	MTR Gaming Group, Inc	171
3,889	*	Outdoor Channel Holdings, Inc	54
5,785	e*	Riviera Holdings Corp	131
147,467		Starwood Hotels & Resorts Worldwide, Inc	8,637
39,329		Station Casinos, Inc	2,611
23,308	*	Vail Resorts, Inc	655
32,707	e*	Wynn Resorts Ltd	1,546

		TOTAL HOTELS AND OTHER LODGING PLACES	40,273

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.34%
532,390		3M Co	38,492
5,902	*	Aaon, Inc	105
18,069	*	Actuant Corp	866
41,597	*	Advanced Digital Information Corp	316
62,956	*	AGCO Corp	1,204
4,419		Alamo Group, Inc	83
19,565		Albany International Corp (Class A)	628
128,684		American Standard Cos, Inc	5,394
569,480	*	Apple Computer, Inc	20,963
1,152,884		Applied Materials, Inc	18,654
10,000	*	Astec Industries, Inc	232
6,003	e*	ASV, Inc	243

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

39,136	*	Asyst Technologies, Inc	$175
73,014	*	Axcelis Technologies, Inc	501
55,285		Black & Decker Corp	4,967
11,587		Black Box Corp	410
20,484	*	Blount International, Inc	342
36,704		Briggs & Stratton Corp	1,271
170,937	*	Brocade Communications Systems, Inc	663
33,106	*	Brooks Automation, Inc	492
14,025		Bucyrus International, Inc (Class A)	533
21,446		Carlisle Cos, Inc	1,472
8,415		Cascade Corp	364
236,201		Caterpillar, Inc	22,512
42,749	e	CDW Corp	2,441
54,695	*	Cirrus Logic, Inc	290
36,626	*	Cooper Cameron Corp	2,273
31,698	e	Cummins, Inc	2,365
16,694		Curtiss-Wright Corp	901
171,054		Deere & Co	11,202
1,701,800	*	Dell, Inc	67,238
49,096		Diebold, Inc	2,215
54,586		Donaldson Co, Inc	1,656
28,117	*	Dot Hill Systems Corp	147
140,033		Dover Corp	5,094
6,245	*	Dril-Quip, Inc	181
103,579		Eaton Corp	6,204
1,660,794	*	EMC Corp	22,769
57,587	*	Emulex Corp	1,052
28,498		Engineered Support Systems, Inc	1,021
16,559	*	EnPro Industries, Inc	478
41,291	e*	Entegris, Inc	409
89,895	*	Extreme Networks, Inc	369
8,492	*	Fargo Electronics, Inc	170
8,475	*	Flanders Corp	76
39,214	*	Flowserve Corp	1,187
47,158	*	FMC Technologies, Inc	1,508
17,256	*	Gardner Denver, Inc	605
177,313	*	Gateway, Inc	585
4,589	*	Gehl Co	179
3,737	*	General Binding Corp	82
15,320	*	Global Imaging Systems, Inc	488
6,143		Gorman-Rupp Co	132
48,455		Graco, Inc	1,651
85,223	*	Grant Prideco, Inc	2,254
2,001,450		Hewlett-Packard Co	47,054
13,042	*	Hydril	709
34,553		IDEX Corp	1,334
1,115,396		International Business Machines Corp	82,762
236,442		International Game Technology	6,656
14,156	*	Intevac, Inc	148
112,399	*	Jabil Circuit, Inc	3,454
54,578		Joy Global, Inc	1,833
9,545	*	Kadant, Inc	209
18,280		Kaydon Corp	509
25,303		Kennametal, Inc	1,160
20,645	*	Komag, Inc	586
40,500	*	Kulicke & Soffa Industries, Inc	320
97,320	*	Lam Research Corp	2,816
33,742		Lennox International, Inc	714
85,243	*	Lexmark International, Inc	5,526
7,700		Lindsay Manufacturing Co	182
10,534		Lufkin Industries, Inc	379

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

20,406		Manitowoc Co, Inc	$837
178,532	*	Maxtor Corp	928
2,088	*	Mestek, Inc	53
26,059	*	Micros Systems, Inc	1,166
2,893		Middleby Corp	153
15,497	*	Mikohn Gaming Corp	228
23,942	e	Modine Manufacturing Co	780
3,596		Nacco Industries, Inc (Class A)	386
117,161	*	National Oilwell Varco, Inc	5,570
22,120	e*	Netgear, Inc	411
11,481		NN, Inc	146
18,985		Nordson Corp	651
32,085	*	Oil States International, Inc	808
86,703		Pall Corp	2,632
29,097	e*	PalmOne, Inc	866
2,642	*	PAR Technology Corp	85
83,290		Parker Hannifin Corp	5,165
23,812	*	Paxar Corp	423
69,524		Pentair, Inc	2,976
160,904		Pitney Bowes, Inc	7,007
17,519	*	ProQuest Co	574
117,629	*	Quantum Corp	349
6,419	*	Rimage Corp	136
6,900		Robbins & Myers, Inc	148
126,572		Rockwell Automation, Inc	6,165
123,987	*	Sandisk Corp	2,942
6,258		Sauer-Danfoss, Inc	111
53,718	e*	Scansoft, Inc	203
8,126	*	Scansource, Inc	349
8,465		Schawk, Inc	212
42,395	*	Scientific Games Corp (Class A)	1,142
86,617	v*	Seagate Technology, Inc (Escrow)	-
10,800	*	Semitool, Inc	103
72,366		Smith International, Inc	4,610
666,802	*	Solectron Corp	2,527
51,912	e	SPX Corp	2,387
8,469		Standex International Corp	241
57,257		Stanley Works	2,608
20,650		Stewart & Stevenson Services, Inc	468
73,700	*	Storage Technology Corp	2,675
166,004		Symbol Technologies, Inc	1,638
10,545		Tecumseh Products Co (Class A)	289
5,500		Tennant Co	195
33,915	e*	Terex Corp	1,336
10,587		Thomas Industries, Inc	423
52,720		Timken Co	1,218
30,279		Toro Co	1,169
9,007	*	TurboChef Technologies, Inc	161
18,851	*	Ultratech, Inc	345
34,872	*	UNOVA, Inc	929
90,906	*	Varian Medical Systems, Inc	3,394
17,066	*	VeriFone Holdings, Inc	277
14,432		Watsco, Inc	615
144,786	*	Western Digital Corp	1,943
6,723		Woodward Governor Co	565
27,928		York International Corp	1,061
49,212	e*	Zebra Technologies Corp (Class A)	2,155

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	491,389

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

INSTRUMENTS AND RELATED PRODUCTS - 3.16%
11,319	*	Abaxis, Inc	$123
13,149	e*	Abiomed, Inc	112
6,126	*	ADE Corp	172
44,404	*	Advanced Medical Optics, Inc	1,765
12,863	*	Advanced Neuromodulation Systems, Inc	510
43,344	e*	Affymetrix, Inc	2,338
340,950	*	Agilent Technologies, Inc	7,849
42,246	*	Align Technology, Inc	311
89,882		Allergan, Inc	7,662
47,352	*	American Medical Systems Holdings, Inc	978
5,636	*	American Science & Engineering, Inc	250
9,492		Analogic Corp	478
14,600	*	Anaren Microwave, Inc	192
1,746	*	Angiodynamics, Inc	38
8,282	e*	Animas Corp	167
136,977		Applera Corp (Applied Biosystems Group)	2,694
6,135	*	ARGON ST Inc	218
15,128		Arrow International, Inc	483
16,914	e*	Arthrocare Corp	591
11,116	*	Aspect Medical Systems, Inc	331
11,512	*	August Technology Corp	134
3,797	e	Badger Meter Inc	157
72,316		Bard (C.R.), Inc	4,810
37,159		Bausch & Lomb, Inc	3,084
429,379		Baxter International, Inc	15,930
2,200	*	Baxter International, Inc (Contingent Value Rts)	-
42,554		Beckman Coulter, Inc	2,705
175,629		Becton Dickinson & Co	9,215
7,194		BEI Technologies, Inc	192
173,173		Biomet, Inc	5,999
12,755	*	Bio-Rad Laboratories, Inc (Class A)	755
11,552	e*	Biosite, Inc	635
457,482	*	Boston Scientific Corp	12,352
26,702	*	Bruker BioSciences Corp	107
18,361	*	Caliper Life Sciences, Inc	103
12,458	*	Candela Corp	130
7,583	*	Cantel Medical Corp	124
32,340	*	Cepheid, Inc	237
9,829		CNS, Inc	225
21,088	*	Coherent, Inc	759
13,701		Cohu, Inc	275
22,053	*	Conmed Corp	679
29,906		Cooper Cos, Inc	1,820
57,483	*	Credence Systems Corp	520
12,470	*	Cuno, Inc	891
14,634	e*	Cyberonics, Inc	635
162,310		Danaher Corp	8,495
7,100		Datascope Corp	237
55,196		Dentsply International, Inc	2,981
3,084	*	DexCom, Inc	38
15,633	*	Dionex Corp	682
14,984	*	DJ Orthopedics, Inc	411
20,814		DRS Technologies, Inc	1,067
196,710	e	Eastman Kodak Co	5,282
13,856		EDO Corp	414
27,427	*	Encore Medical Corp	152
8,769	*	ESCO Technologies, Inc	884
16,700	*	Esterline Technologies Corp	669
7,765	*	Excel Technology, Inc	189
9,461	*	Faro Technologies, Inc	258

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

16,016	*	FEI Co	$365
83,585	*	Fisher Scientific International, Inc	5,425
42,641	*	Flir Systems, Inc	1,272
22,772	*	Formfactor, Inc	602
33,331	*	Fossil, Inc	757
9,433	e*	Foxhollow Technologies, Inc	361
225,453		Guidant Corp	15,173
17,714	*	Haemonetics Corp	720
23,435	*	HealthTronics, Inc	304
7,204	*	Herley Industries, Inc	131
15,742	*	Hologic, Inc	626
9,395	e*	ICU Medical, Inc	302
13,461	e*	I-Flow Corp	224
14,538	*	II-VI, Inc	267
24,880	*	Illumina, Inc	300
24,857	*	Inamed Corp	1,665
52,711	e*	Input/Output, Inc	331
15,289	*	Integra LifeSciences Holding	446
18,180	*	Intermagnetics General Corp	559
9,047	*	Intralase Corp	177
24,099	*	Intuitive Surgical, Inc	1,124
20,894		Invacare Corp	927
17,103	e*	Ionatron, Inc	147
11,074	*	IRIS International, Inc	197
9,482	e*	Ista Pharmaceuticals, Inc	79
16,205	*	Itron, Inc	724
21,812	*	Ixia	424
8,152		Keithley Instruments, Inc	126
6,174	e*	Kensey Nash Corp	187
135,328	e	KLA-Tencor Corp	5,914
45,800	e*	Kopin Corp	233
19,943	*	Kyphon, Inc	694
6,704	*	LaBarge, Inc	122
14,197	e*	Laserscope	588
8,470	*	LeCroy Corp	116
56,594	e*	Lexar Media, Inc	278
39,478	*	LTX Corp	196
6,925	*	Measurement Specialties, Inc	161
838,170		Medtronic, Inc	43,409
22,169		Mentor Corp	920
18,330	*	Merit Medical Systems, Inc	282
30,675	*	Mettler-Toledo International, Inc	1,429
7,594	*	Micro Therapeutics, Inc	30
34,680	*	Millipore Corp	1,967
19,246		Mine Safety Appliances Co	889
23,665	*	MKS Instruments, Inc	400
11,845	*	Molecular Devices Corp	256
12,667		Movado Group, Inc	239
13,932		MTS Systems Corp	468
39,665	e*	Nanogen, Inc	152
3,737	*	Neurometrix, Inc	75
27,910	*	Newport Corp	387
10,659	*	NuVasive, Inc	177
16,400		Oakley, Inc	279
8,254	e*	OccuLogix, Inc	69
13,324	e*	Palomar Medical Technologies, Inc	319
88,391		PerkinElmer, Inc	1,671
13,914	*	Photon Dynamics, Inc	287
44,607	*	Pinnacle Systems, Inc	245
20,135	e	PolyMedica Corp	718
310,916		Raytheon Co	12,163

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

23,794	*	Resmed, Inc	$1,570
49,358	*	Respironics, Inc	1,782
9,751	*	Rofin-Sinar Technologies, Inc	320
29,060		Roper Industries, Inc	2,074
8,333	*	Rudolph Technologies, Inc	119
24,406	*	Sirf Technology Holdings, Inc	431
7,141	*	Somanetics Corp	160
16,954	e*	Sonic Solutions, Inc	315
10,559	*	SonoSite, Inc	328
251,062	*	St. Jude Medical, Inc	10,949
24,116	e*	Star Scientific, Inc	108
47,592		Steris Corp	1,226
202,914		Stryker Corp	9,651
27,527	*	Sybron Dental Specialties, Inc	1,036
5,712	*	Symmetry Medical, Inc	134
27,552	*	Techne Corp	1,265
61,390		Tektronix, Inc	1,429
22,935	*	Teledyne Technologies, Inc	747
134,653	*	Teradyne, Inc	1,612
110,777	*	Thermo Electron Corp	2,977
28,916	*	Thermogenesis	126
32,720	*	Thoratec Corp	502
35,955	*	Trimble Navigation Ltd	1,401
17,832	*	TriPath Imaging, Inc	153
8,981		United Industrial Corp	321
24,196	*	Varian, Inc	914
20,673	e*	Veeco Instruments, Inc	337
21,331	*	Ventana Medical Systems, Inc	858
19,954	*	Viasys Healthcare, Inc	451
29,277	e*	Viisage Technology, Inc	131
8,467	e*	Vital Images, Inc	152
3,821		Vital Signs, Inc	165
2,000	*	Vnus Medical Technologies, Inc	24
80,830	*	Waters Corp	3,004
19,885	*	Wright Medical Group, Inc	531
666,334	*	Xerox Corp	9,189
13,259		X-Rite, Inc	153
3,046		Young Innovations, Inc	114
171,311	*	Zimmer Holdings, Inc	13,049
5,962	*	Zoll Medical Corp	152

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	290,529

INSURANCE AGENTS, BROKERS AND SERVICE - 0.45%
218,490		AON Corp	5,471
37,888	e	Brown & Brown, Inc	1,703
10,229		Clark, Inc	147
14,025		Crawford & Co (Class B)	104
64,096		Gallagher (Arthur J.) & Co	1,739
205,198		Hartford Financial Services Group, Inc	15,345
22,008		Hilb, Rogal & Hamilton Co	757
111,185	*	Humana, Inc	4,418
12,103	*	LabOne, Inc	482
367,049		Marsh & McLennan Cos, Inc	10,167
24,836		National Financial Partners Corp	972
31,178	*	USI Holdings Corp	401

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	41,706

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

INSURANCE CARRIERS - 4.97%
21,838		21st Century Insurance Group	$324
200,223		Aetna, Inc	16,583
6,908		Affirmative Insurance Holdings, Inc	109
347,919		Aflac, Inc	15,058
21,901		Alfa Corp	322
3,465	*	Alleghany Corp	1,029
36,885	*	Allmerica Financial Corp	1,368
461,708		Allstate Corp	27,587
74,483		Ambac Financial Group, Inc	5,196
22,730	e	American Equity Investment Life Holding Co	270
30,717		American Financial Group, Inc	1,030
1,587,853		American International Group, Inc	92,254
5,984		American National Insurance Co	686
5,463	*	American Physicians Capital, Inc	203
35,074	*	AMERIGROUP Corp	1,410
27,021	e	AmerUs Group Co	1,298
19,073	*	Argonaut Group, Inc	440
80,878		Assurant, Inc	2,920
4,897		Baldwin & Lyons, Inc (Class B)	118
74,166		Berkley (W.R.) Corp	2,646
11,795		Bristol West Holdings, Inc	216
28,867	*	Centene Corp	969
19,544	*	Ceres Group, Inc	119
134,332		Chubb Corp	11,500
90,011		Cigna Corp	9,634
122,530		Cincinnati Financial Corp	4,847
21,519	e*	Citizens, Inc	131
16,647	*	CNA Financial Corp	473
10,118	*	CNA Surety Corp	150
103,899	*	Conseco, Inc	2,267
73,575	e*	Danielson Holdings Corp	895
19,237		Delphi Financial Group, Inc (Class A)	849
9,769		Direct General Corp	182
5,412		Donegal Group, Inc	108
4,503		EMC Insurance Group, Inc	81
30,862		Erie Indemnity Co (Class A)	1,674
7,936		FBL Financial Group, Inc (Class A)	219
112,056		Fidelity National Financial, Inc	3,999
13,254	e	First Acceptance Corp	125
57,724		First American Corp	2,317
6,887	e*	FPIC Insurance Group, Inc	202
155,653		Genworth Financial, Inc	4,705
4,433		Great American Financial Resources, Inc	88
13,464		Harleysville Group, Inc	281
47,493		HCC Insurance Holdings, Inc	1,799
77,363	*	Health Net, Inc	2,952
14,728	*	HealthExtras, Inc	296
27,945		Horace Mann Educators Corp	526
3,952		Independence Holding Co	70
16,217		Infinity Property & Casualty Corp	566
96,127		Jefferson-Pilot Corp	4,847
2,078		Kansas City Life Insurance Co	100
14,379	*	KMG America Corp	143
12,576		Landamerica Financial Group, Inc	747
55,612		Leucadia National Corp	2,148
119,544		Lincoln National Corp	5,609
102,361		Loews Corp	7,933
6,760	*	Markel Corp	2,292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

93,105	e	MBIA, Inc	$5,522
18,009		Mercury General Corp	982
288,180		MetLife, Inc	12,951
64,854		MGIC Investment Corp	4,230
7,293		Midland Co	257
7,622	*	Molina Healthcare, Inc	337
3,129	*	National Interstate Corp	63
1,551	*	National Western Life Insurance Co (Class A)	301
39,318		Nationwide Financial Services, Inc (Class A)	1,492
5,555	*	Navigators Group, Inc	192
9,757	e	Odyssey Re Holdings Corp	241
44,462		Ohio Casualty Corp	1,075
126,704		Old Republic International Corp	3,204
59,709	*	Pacificare Health Systems, Inc	4,266
12,365	*	Philadelphia Consolidated Holding Corp	1,048
62,731	e	Phoenix Cos, Inc	747
22,267	*	PMA Capital Corp (Class A)	197
63,391		PMI Group, Inc	2,471
13,808		Presidential Life Corp	236
202,064		Principal Financial Group	8,467
19,772	*	ProAssurance Corp	826
138,187		Progressive Corp	13,654
48,849		Protective Life Corp	2,062
357,928		Prudential Financial, Inc	23,502
59,195		Radian Group, Inc	2,795
21,524		Reinsurance Group of America, Inc	1,001
17,061		RLI Corp	761
87,598		Safeco Corp	4,760
8,011		Safety Insurance Group, Inc	271
5,765	*	SeaBright Insurance Holdings, Inc	66
20,200		Selective Insurance Group, Inc	1,001
466,034		St. Paul Travelers Cos, Inc	18,422
19,247		Stancorp Financial Group, Inc	1,474
9,480		State Auto Financial Corp	294
13,333		Stewart Information Services Corp	560
73,705		Torchmark Corp	3,847
11,467		Tower Group, Inc	179
18,325		Transatlantic Holdings, Inc	1,023
6,045	*	Triad Guaranty, Inc	305
24,418		UICI	727
10,693		United Fire & Casualty Co	475
875,071		UnitedHealth Group, Inc	45,626
33,153		Unitrin, Inc	1,628
17,138	*	Universal American Financial Corp	388
205,171		UnumProvident Corp	3,759
12,455	*	WellCare Health Plans, Inc	442
22,016	*	WellChoice, Inc	1,530
423,996	*	WellPoint, Inc	29,527
921		Wesco Financial Corp	332
10,361		Zenith National Insurance Corp	703

		TOTAL INSURANCE CARRIERS	457,129

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
27,679	*	Corrections Corp of America	1,086
5,992	*	Geo Group, Inc	150

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	1,236

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

LEATHER AND LEATHER PRODUCTS - 0.13%
12,803		Brown Shoe Co, Inc	$501
258,548	*	Coach, Inc	8,679
15,524	*	Genesco, Inc	576
7,519	*	Steven Madden Ltd	134
36,258	*	Timberland Co (Class A)	1,404
3,210		Weyco Group, Inc	63
39,829		Wolverine World Wide, Inc	956

		TOTAL LEATHER AND LEATHER PRODUCTS	12,313

LEGAL SERVICES - 0.01%
29,832	*	FTI Consulting, Inc	623
7,324	e	Pre-Paid Legal Services, Inc	327

		TOTAL LEGAL SERVICES	950

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
69,405	*	Laidlaw International, Inc	1,673

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,673

LUMBER AND WOOD PRODUCTS - 0.04%
7,280		American Woodmark Corp	219
55,061	*	Champion Enterprises, Inc	547
6,414		Deltic Timber Corp	244
75,880		Louisiana-Pacific Corp	1,865
4,307		Skyline Corp	172
10,940		Universal Forest Products, Inc	453

		TOTAL LUMBER AND WOOD PRODUCTS	3,500

METAL MINING - 0.28%
15,268	e	Cleveland-Cliffs, Inc	882
163,762	e*	Coeur D'alene Mines Corp	594
18,131		Commerce Group, Inc	1,126
124,102	e	Freeport-McMoRan Copper & Gold, Inc (Class A)	4,646
87,163	*	Hecla Mining Co	398
283,547	e	Newmont Mining Corp	11,067
66,521		Phelps Dodge Corp	6,153
16,317	e	Royal Gold, Inc	328
16,818		Southern Peru Copper Corp	721
29,044	*	Stillwater Mining Co	216

		TOTAL METAL MINING	26,131

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.25%
19,692		Blyth, Inc	552
52,436		Callaway Golf Co	809
8,545		Charles & Colvard Ltd	210
9,320		Daktronics, Inc	187
5,091		Escalade, Inc	70
101,199		Fortune Brands, Inc	8,987

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

110,550		Hasbro, Inc	$2,298
67,721	*	Identix, Inc	341
19,429	e*	Jakks Pacific, Inc	373
33,584	*	K2, Inc	426
22,402	e*	Leapfrog Enterprises, Inc	253
8,407		Marine Products Corp	122
283,000		Mattel, Inc	5,179
22,811	e	Nautilus, Inc	650
12,364	*	RC2 Corp	465
6,000		Russ Berrie & Co, Inc	77
25,227	e*	Shuffle Master, Inc	707
4,356	*	Steinway Musical Instruments, Inc	128
32,225		Yankee Candle Co, Inc	1,034

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	22,868

MISCELLANEOUS RETAIL - 1.26%
14,742	*	1-800-Flowers.com, Inc (Class A)	104
11,957	*	AC Moore Arts & Crafts, Inc	378
22,029	e*	Alloy, Inc	113
212,727	e*	Amazon.com, Inc	7,037
34,769	*	Barnes & Noble, Inc	1,349
13,168		Big 5 Sporting Goods Corp	374
5,657	e	Blair Corp	223
10,266	e*	Blue Nile, Inc	335
50,097		Borders Group, Inc	1,268
8,100	e*	Build-A-Bear Workshop, Inc	190
20,077		Cash America International, Inc	404
11,412	*	CKX Inc	147
25,032	*	Coldwater Creek, Inc	623
559,481		CVS Corp	16,264
23,900	e*	Dick's Sporting Goods, Inc	922
75,086	*	Dollar Tree Stores, Inc	1,802
48,030	e*	Drugstore.com, Inc	200
21,051	*	GSI Commerce, Inc	353
16,519	*	Hibbett Sporting Goods, Inc	625
17,929	*	Jill (J.) Group, Inc	246
21,241		Longs Drug Stores Corp	914
50,012	*	Marvel Enterprises, Inc	986
93,967		Michaels Stores, Inc	3,887
34,122		MSC Industrial Direct Co (Class A)	1,152
26,165	e*	NeighborCare, Inc	868
15,175	e*	Nutri/System, Inc	224
216,993	*	Office Depot, Inc	4,956
8,052	e*	Overstock.com, Inc	287
7,394	*	Party City Corp	89
39,765	*	Petco Animal Supplies, Inc	1,166
99,078		Petsmart, Inc	3,007
17,397	e*	Priceline.com, Inc	406
352,321	e*	Rite Aid Corp	1,473
68,251	*	Sears Holdings Corp	10,229
7,595	*	Sharper Image Corp	97
18,171	e*	Sports Authority, Inc	578
12,380	*	Stamps.com, Inc	232
511,155		Staples, Inc	10,898
6,238	*	Systemax, Inc	42
99,392		Tiffany & Co	3,256
149,839	*	Toys 'R' Us, Inc	3,968
18,910	*	Valuevision International, Inc (Class A)	227
706,699		Walgreen Co	32,501

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

17,113		World Fuel Services Corp	$401
35,110	*	Zale Corp	1,113
2,221	*	Zumiez, Inc	65

		TOTAL MISCELLANEOUS RETAIL	115,979

MOTION PICTURES - 1.51%
24,300	*	Avid Technology, Inc	1,295
131,585	e	Blockbuster, Inc (Class A)	1,200
8,585		Carmike Cinemas, Inc	263
27,802	*	DreamWorks Animation SKG, Inc (Class A)	728
1,936,375	*	Liberty Media Corp (Class A)	19,732
34,565	*	Macrovision Corp	779
1,610,833		News Corp (Class A)	26,063
30,375	e	Regal Entertainment Group (Class A)	574
32,173	e*	Time Warner Telecom, Inc (Class A)	190
3,170,759	*	Time Warner, Inc	52,983
1,410,350		Walt Disney Co	35,513
3,982	*	WPT Enterprises, Inc	78

		TOTAL MOTION PICTURES	139,398

NONDEPOSITORY INSTITUTIONS - 2.21%
12,134	e*	Accredited Home Lenders Holding Co	534
46,200		Advance America Cash Advance Centers, Inc	739
12,951		Advanta Corp (Class B)	365
62,932	e	American Capital Strategies Ltd	2,272
758,935		American Express Co	40,398
101,634	*	AmeriCredit Corp	2,592
15,700	e	Ares Capital Corp	280
6,017		Asta Funding, Inc	167
8,568		Beverly Hills Bancorp, Inc	94
175,033	e	Capital One Financial Corp	14,004
44,691	e*	CapitalSource, Inc	877
28,111		CharterMac	617
144,685		CIT Group, Inc	6,217
10,193	*	Collegiate Funding Services LLC	149
14,622	e*	CompuCredit Corp	501
406,676		Countrywide Financial Corp	15,702
7,769	e*	Credit Acceptance Corp	116
7,803		Delta Financial Corp	74
59,418	e	Doral Financial Corp	983
36,913	e*	E-Loan, Inc	123
10,314	*	Encore Capital Group, Inc	175
668,594		Fannie Mae	39,046
7,676	e	Federal Agricultural Mortgage Corp (Class C)	169
13,887		Financial Federal Corp	537
7,604	*	First Cash Financial Services, Inc	162
17,831	e*	First Marblehead Corp	625
475,440		Freddie Mac	31,013
877,976		MBNA Corp	22,968
32,817		MCG Capital Corp	561
40,075	*	Metris Cos, Inc	580
11,907	*	Nelnet, Inc	396
12,077		NGP Capital Resources Co	180
200,620	*	Providian Financial Corp	3,537
291,125	e	SLM Corp	14,789
2,700		Student Loan Corp	593

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

2,729	*	United PanAm Financial Corp	$75
16,657		Westcorp	873
4,804	*	WFS Financial, Inc	244
12,929	*	World Acceptance Corp	389

		TOTAL NONDEPOSITORY INSTITUTIONS	203,716

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
13,959		Amcol International Corp	262
13,996		Compass Minerals International, Inc	327
21,431		Florida Rock Industries, Inc	1,572
70,513		Vulcan Materials Co	4,583

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	6,744

OIL AND GAS EXTRACTION - 2.52%
162,091		Anadarko Petroleum Corp	13,316
225,698		Apache Corp	14,580
1,490	e*	Atlas America, Inc	55
16,894	*	ATP Oil & Gas Corp	395
10,434	*	Atwood Oceanics, Inc	642
233,035		Baker Hughes, Inc	11,922
12,786		Berry Petroleum Co (Class A)	676
9,100	*	Bill Barrett Corp	269
111,882		BJ Services Co	5,872
9,257	*	Bois d'Arc Energy, Inc	137
14,383	*	Brigham Exploration Co	131
265,084		Burlington Resources, Inc	14,643
34,234		Cabot Oil & Gas Corp (Class A)	1,188
27,074	*	Cal Dive International, Inc	1,418
11,727	*	Callon Petroleum Co	173
13,134	e*	Carrizo Oil & Gas, Inc	224
33,060	e*	Cheniere Energy, Inc	1,028
216,797	e	Chesapeake Energy Corp	4,943
56,713	*	Cimarex Energy Co	2,207
2,869	*	Clayton Williams Energy, Inc	86
27,966	*	Comstock Resources, Inc	707
25,701	e*	Delta Petroleum Corp	363
40,045	*	Denbury Resources, Inc	1,593
325,756		Devon Energy Corp	16,509
39,019	e	Diamond Offshore Drilling, Inc	2,085
11,397	*	Edge Petroleum Corp	178
22,540	*	Encore Acquisition Co	924
38,976	e*	Endeavour International Corp	141
25,559	*	Energy Partners Ltd	670
102,779		ENSCO International, Inc	3,674
163,735	e	EOG Resources, Inc	9,300
41,946		Equitable Resources, Inc	2,852
36,104	*	Forest Oil Corp	1,516
23,447	e*	FX Energy, Inc	259
44,706	e*	Gasco Energy, Inc	165
62,536	*	Global Industries Ltd	532
7,197	*	Goodrich Petroleum Corp	148
135,981	*	Grey Wolf, Inc	1,008
306,827		Halliburton Co	14,672
56,212	e*	Hanover Compressor Co	647
29,621	e*	Harvest Natural Resources, Inc	324
35,005		Helmerich & Payne, Inc	1,642
21,181	*	Houston Exploration Co	1,124

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

35,853	*	KCS Energy, Inc	$623
79,105		Kerr-McGee Corp	6,037
15,667	e*	McMoRan Exploration Co	306
78,560	*	Meridian Resource Corp	376
26,303	*	Mission Resources Corp	212
86,832	*	Newfield Exploration Co	3,464
54,329	*	Newpark Resources, Inc	408
60,258		Noble Energy, Inc	4,559
274,943		Occidental Petroleum Corp	21,151
17,172	*	Oceaneering International, Inc	664
20,938	*	Parallel Petroleum Corp	185
74,549	*	Parker Drilling Co	523
115,732		Patterson-UTI Energy, Inc	3,221
3,037	v*	PetroCorp (Escrow)	-
16,052	e*	PetroHawk Energy Corp	173
12,730	*	Petroleum Development Corp	405
28,296	*	PetroQuest Energy, Inc	186
19,986	*	Pioneer Drilling Co	305
99,126		Pioneer Natural Resources Co	4,171
54,017	*	Plains Exploration & Production Co	1,919
42,029		Pogo Producing Co	2,182
112,760	*	Pride International, Inc	2,898
25,810	e*	Quicksilver Resources, Inc	1,650
57,179		Range Resources Corp	1,538
15,796	*	Remington Oil & Gas Corp	564
72,503		Rowan Cos, Inc	2,154
10,050		RPC, Inc	170
11,803	e*	Seacor Smit, Inc	759
50,227	*	Southwestern Energy Co	2,360
17,992	*	Spinnaker Exploration Co	639
39,351		St. Mary Land & Exploration Co	1,140
16,490	*	Stone Energy Corp	806
53,385	*	Superior Energy Services, Inc	950
20,350	*	Swift Energy Co	729
29,896	e*	Syntroleum Corp	307
17,864	*	Tetra Technologies, Inc	569
39,794		Tidewater, Inc	1,517
12,022	*	Tipperary Corp	75
32,587	*	Todco	837
9,627	e*	Toreador Resources Corp	234
24,869	e*	Transmontaigne, Inc	261
15,601	e*	Tri-Valley Corp	217
31,216	*	Unit Corp	1,374
187,762		Unocal Corp	12,214
25,348	*	Veritas DGC, Inc	703
36,700		Vintage Petroleum, Inc	1,118
8,839		W&T Offshore, Inc	213
13,251	e*	Warren Resources, Inc	139
20,558	*	W-H Energy Services, Inc	513
21,020	*	Whiting Petroleum Corp	763
248,247		XTO Energy, Inc	8,438

		TOTAL OIL AND GAS EXTRACTION	231,857

PAPER AND ALLIED PRODUCTS - 0.63%
73,641		Bemis Co	1,954
38,486		Bowater, Inc	1,246
19,035	*	Buckeye Technologies, Inc	152
18,440	*	Caraustar Industries, Inc	194
12,643		Chesapeake Corp	265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

178,169		Georgia-Pacific Corp	$5,666
30,362		Glatfelter	376
43,223	*	Graphic Packaging Corp	158
10,559		Greif, Inc (Class A)	645
340,380		International Paper Co	10,283
330,706		Kimberly-Clark Corp	20,699
34,200		Longview Fibre Co	703
141,592		MeadWestvaco Corp	3,970
20,151	e*	Mercer International, Inc	147
10,278	e*	Neenah Paper, Inc	318
48,639		OfficeMax, Inc	1,448
43,057		Packaging Corp of America	906
1		Packaging Dynamics Corp	-
27,555	*	Playtex Products, Inc	297
19,949		Potlatch Corp	1,044
19,151		Rock-Tenn Co (Class A)	242
9,960		Schweitzer-Mauduit International, Inc	310
174,975	*	Smurfit-Stone Container Corp	1,779
68,338		Sonoco Products Co	1,811
76,391		Temple-Inland, Inc	2,838
29,954		Wausau-Mosinee Paper Corp	359

		TOTAL PAPER AND ALLIED PRODUCTS	57,810

PERSONAL SERVICES - 0.18%
5,708	e	Angelica Corp	140
98,577		Cintas Corp	3,805
20,600	*	Coinstar, Inc	468
13,231		G & K Services, Inc (Class A)	499
115,480		H & R Block, Inc	6,738
25,900		Jackson Hewitt Tax Service, Inc	612
31,111		Regis Corp	1,216
212,955		Service Corp International	1,708
6,886		Unifirst Corp	279
26,530	*	Weight Watchers International, Inc	1,369

		TOTAL PERSONAL SERVICES	16,834

PETROLEUM AND COAL PRODUCTS - 4.85%
53,833		Amerada Hess Corp	5,734
44,740		Ashland, Inc	3,216
1,450,821		ChevronTexaco Corp	81,130
962,136		ConocoPhillips	55,313
13,996		ElkCorp	400
4,403,589		ExxonMobil Corp	253,074
37,611		Frontier Oil Corp	1,104
9,187	*	Giant Industries, Inc	331
31,162	e*	Headwaters, Inc	1,071
15,005		Holly Corp	700
239,212		Marathon Oil Corp	12,767
113,172		Murphy Oil Corp	5,911
54,783		Premcor, Inc	4,064
47,310		Sunoco, Inc	5,378
46,742		Tesoro Corp	2,174
177,859		Valero Energy Corp	14,070
11,064		WD-40 Co	309

		TOTAL PETROLEUM AND COAL PRODUCTS	446,746

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

PRIMARY METAL INDUSTRIES - 0.66%
77,030	e*	AK Steel Holding Corp	$494
603,606		Alcoa, Inc	15,772
21,938	*	Aleris International, Inc	495
66,893		Allegheny Technologies, Inc	1,476
32,575		Belden CDT, Inc	691
12,468	*	Brush Engineered Materials, Inc	178
17,447		Carpenter Technology Corp	904
16,537	e*	Century Aluminum Co	337
37,612	*	CommScope, Inc	655
984,693	*	Corning, Inc	16,366
12,102	*	Encore Wire Corp	140
29,558	*	General Cable Corp	438
15,238		Gibraltar Industries, Inc	282
42,003		Hubbell, Inc (Class B)	1,852
20,746	*	Lone Star Technologies, Inc	944
21,924		Matthews International Corp (Class A)	854
29,622	e*	Maverick Tube Corp	883
25,216		Mueller Industries, Inc	683
16,177	*	NS Group, Inc	526
109,976		Nucor Corp	5,017
25,709	*	Oregon Steel Mills, Inc	442
45,102		Precision Castparts Corp	3,513
17,026		Quanex Corp	902
7,497		Roanoke Electric Steel Corp	124
17,522	*	RTI International Metals, Inc	550
16,399		Schnitzer Steel Industries, Inc (Class A)	389
31,637		Steel Dynamics, Inc	830
6,503		Steel Technologies, Inc	110
11,670	*	Superior Essex, Inc	207
15,641		Texas Industries, Inc	879
4,432	e*	Titanium Metals Corp	252
19,782		Tredegar Corp	309
78,814	e	United States Steel Corp	2,709
6,089	*	Wheeling-Pittsburgh Corp	94
47,825		Worthington Industries, Inc	756

		TOTAL PRIMARY METAL INDUSTRIES	61,053

PRINTING AND PUBLISHING - 1.14%
44,211		American Greetings Corp (Class A)	1,172
17,090		Banta Corp	775
65,821		Belo (A.H.) Corp Series A	1,578
22,675		Bowne & Co, Inc	328
34,203	e*	Cenveo, Inc	259
8,210	*	Consolidated Graphics, Inc	335
6,267		Courier Corp	241
3,924		CSS Industries, Inc	133
103,300		Dex Media, Inc	2,521
36,696		Dow Jones & Co, Inc	1,301
47,268	*	Dun & Bradstreet Corp	2,914
17,307		Ennis, Inc	314
55,993		EW Scripps Co	2,732
172,264		Gannett Co, Inc	12,253
19,320		Harland (John H.) Co	734
38,844		Harte-Hanks, Inc	1,155
40,689		Hollinger International, Inc	407
19,040		Journal Communications, Inc	320
32,392	*	Journal Register Co	567
51,189		Knight Ridder, Inc	3,140

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

31,195		Lee Enterprises, Inc	$1,251
15,558	e*	Martha Stewart Living Omnimedia, Inc (Class A)	454
14,030		McClatchy Co (Class A)	918
257,676		McGraw-Hill Cos, Inc	11,402
16,159		Media General, Inc (Class A)	1,046
29,347		Meredith Corp	1,440
99,458	e	New York Times Co (Class A)	3,098
12,663	e*	Playboy Enterprises, Inc (Class B)	164
19,405	e*	Presstek, Inc	220
99,645	*	Primedia, Inc	403
18,955	*	R.H. Donnelley Corp	1,175
146,642		R.R. Donnelley & Sons Co	5,061
68,509		Reader's Digest Association, Inc (Class A)	1,130
22,666	*	Scholastic Corp	874
9,980		Standard Register Co	158
6,503		Thomas Nelson, Inc	141
163,713		Tribune Co	5,759
35,061	*	Valassis Communications, Inc	1,299
984,169		Viacom, Inc (Class B)	31,513
4,007		Washington Post Co (Class B)	3,346
31,809		Wiley (John) & Sons, Inc (Class A)	1,264

		TOTAL PRINTING AND PUBLISHING	105,295

RAILROAD TRANSPORTATION - 0.45%
258,969		Burlington Northern Santa Fe Corp	12,192
148,838		CSX Corp	6,349
22,211		Florida East Coast Industries	962
16,025	*	Genesee & Wyoming, Inc (Class A)	436
55,202	*	Kansas City Southern Industries, Inc	1,114
279,255		Norfolk Southern Corp	8,646
182,410		Union Pacific Corp	11,820

		TOTAL RAILROAD TRANSPORTATION	41,519

REAL ESTATE - 0.12%
25,927	*	Alderwoods Group, Inc	373
5,314	*	California Coastal Communities, Inc	183
34,433	*	CB Richard Ellis Group, Inc	1,510
3,777		Consolidated-Tomoka Land Co	325
22,721		Forest City Enterprises, Inc (Class A)	1,613
4,596	e*	HouseValues, Inc	83
23,573	*	Jones Lang LaSalle, Inc	1,043
1,576		Orleans Homebuilders, Inc	37
52,249		St. Joe Co	4,260
69,610		Stewart Enterprises, Inc (Class A)	455
25,105	*	Trammell Crow Co	609
1,916	*	United Capital Corp	50
5,023	e*	ZipRealty, Inc	64

		TOTAL REAL ESTATE	10,605

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.11%
12,459	*	Applied Films Corp	319
43,200		Cooper Tire & Rubber Co	802
8,856	e*	Deckers Outdoor Corp	218
105,861	e*	Goodyear Tire & Rubber Co	1,577
20,333	e*	Jarden Corp	1,097

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

21,213		Schulman (A.), Inc	$380
57,634	*	Sealed Air Corp	2,870
19,301	*	Skechers U.S.A., Inc (Class A)	275
20,632		Spartech Corp	367
8,798		Titan International, Inc	123
7,903	e*	Trex Co, Inc	203
36,123		Tupperware Corp	844
21,720		West Pharmaceutical Services, Inc	609

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	9,684

SECURITY AND COMMODITY BROKERS - 2.15%
53,021		A.G. Edwards, Inc	2,394
164,878	*	Ameritrade Holding Corp	3,065
20,183	e*	Archipelago Holdings, Inc	787
78,169		Bear Stearns Cos, Inc	8,125
3,966		BKF Capital Group, Inc	150
13,604		Blackrock, Inc	1,094
16,951		Calamos Asset Management, Inc (Class A)	462
723,334		Charles Schwab Corp	8,159
23,508		Chicago Mercantile Exchange	6,947
5,993		Cohen & Steers, Inc	124
254,310	*	E*Trade Financial Corp	3,558
92,455		Eaton Vance Corp	2,211
58,727		Federated Investors, Inc (Class B)	1,762
113,304		Franklin Resources, Inc	8,722
4,284		Gabelli Asset Management, Inc (Class A)	189
4,027	*	GFI Group, Inc	143
285,238		Goldman Sachs Group, Inc	29,100
8,211	e	Greenhill & Co, Inc	333
83,293	*	Instinet Group, Inc	436
7,776	e*	International Securities Exchange, Inc	195
29,004	*	Investment Technology Group, Inc	610
156,131		Janus Capital Group, Inc	2,348
35,617		Jefferies Group, Inc	1,350
75,614	*	Knight Capital Group, Inc	576
33,904	e*	LaBranche & Co, Inc	214
72,804		Legg Mason, Inc	7,580
191,334		Lehman Brothers Holdings, Inc	18,996
15,523	*	MarketAxess Holdings, Inc	175
653,459		Merrill Lynch & Co, Inc	35,947
757,204		Morgan Stanley	39,731
5,949	e*	Morningstar, Inc	167
30,463	*	Nasdaq Stock Market, Inc	575
35,515		Nuveen Investments, Inc	1,336
14,505	e	optionsXpress Holdings, Inc	220
14,076	*	Piper Jaffray Cos	428
42,343		Raymond James Financial, Inc	1,196
7,737		Sanders Morris Harris Group, Inc	133
44,676		SEI Investments Co	1,669
4,676	*	Stifel Financial Corp	113
9,972		SWS Group, Inc	171
89,562	T Rowe Price Group, Inc	5,607
800	Value Line, Inc	31
53,316	Waddell & Reed Financial, Inc (Class A)	986

	TOTAL SECURITY AND COMMODITY BROKERS	198,115

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

SOCIAL SERVICES - 0.01%
18,110	*	Bright Horizons Family Solutions, Inc	$737
6,310	*	Providence Service Corp	157
13,704	*	Res-Care, Inc	186

		TOTAL SOCIAL SERVICES	1,080

SPECIAL TRADE CONTRACTORS - 0.04%
22,878	*	Asiainfo Holdings, Inc	126
17,320		Chemed Corp	708
25,526	*	Comfort Systems U.S.A., Inc	168
33,357	*	Dycom Industries, Inc	661
12,311	*	EMCOR Group, Inc	602
16,849	*	Insituform Technologies, Inc (Class A)	270
6,386	*	Layne Christensen Co	127
80,278	e*	Quanta Services, Inc	706

		TOTAL SPECIAL TRADE CONTRACTORS	3,368

STONE, CLAY, AND GLASS PRODUCTS - 0.11%
18,958		Apogee Enterprises, Inc	291
16,090	e*	Cabot Microelectronics Corp	466
8,885		CARBO Ceramics, Inc	702
12,644		Eagle Materials, Inc	1,171
107,472		Gentex Corp	1,956
22,587		Lafarge North America, Inc	1,410
8,851		Libbey, Inc	140
104,635	*	Owens-Illinois, Inc	2,621
27,614	e*	USG Corp	1,174

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	9,931

TEXTILE MILL PRODUCTS - 0.01%
7,482	*	Dixie Group Inc	132
9,513	e	Oxford Industries, Inc	409
9,249	*	Xerium Technologies, Inc	110

		TOTAL TEXTILE MILL PRODUCTS	651

TOBACCO PRODUCTS - 1.14%
1,433,271		Altria Group, Inc	92,675
46,667		Loews Corp (Carolina Group)	1,555
58,762	e	Reynolds American, Inc	4,631
17,567		Universal Corp (Virginia)	769
114,037		UST, Inc	5,207
18,970	e	Vector Group Ltd	352

		TOTAL TOBACCO PRODUCTS	105,189

TRANSPORTATION BY AIR - 0.36%
39,511	*	ABX Air, Inc	322
58,097	e*	Airtran Holdings, Inc	536
19,378	*	Alaska Air Group, Inc	577
31,530	e*	America West Holdings Corp (Class B)	189
113,243	e*	AMR Corp	1,371

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

44,864	e*	Continental Airlines, Inc (Class B)	$596
86,764	e*	Delta Air Lines, Inc	326
27,673	*	EGL, Inc	562
30,417	*	ExpressJet Holdings, Inc	259
208,833		FedEx Corp	16,918
22,974	*	Frontier Airlines, Inc	237
63,925	e*	JetBlue Airways Corp	1,307
7,997	*	MAIR Holdings, Inc	71
20,555	e*	Mesa Air Group, Inc	138
60,557	e*	Northwest Airlines Corp	276
15,990	*	Offshore Logistics, Inc	525
12,573	e*	Pinnacle Airlines Corp	108
8,120	*	Republic Airways Holdings, Inc	117
39,432		Skywest, Inc	717
539,386		Southwest Airlines Co	7,514
15,863	*	World Air Holdings, Inc	186

		TOTAL TRANSPORTATION BY AIR	32,852

TRANSPORTATION EQUIPMENT - 2.33%
24,652	*	AAR Corp	387
7,897	*	Accuride Corp	84
14,702	*	Aftermarket Technology Corp	256
30,109		American Axle & Manufacturing Holdings, Inc	761
9,760		Arctic Cat, Inc	200
23,690	*	Armor Holdings, Inc	938
48,789		ArvinMeritor, Inc	868
62,838		Autoliv, Inc	2,752
572,415		Boeing Co	37,779
67,593		Brunswick Corp	2,928
34,974		Clarcor, Inc	1,023
9,152		Coachmen Industries, Inc	115
103,465		Dana Corp	1,553
329,170		Delphi Corp	1,531
31,335		Federal Signal Corp	489
41,202	e*	Fleetwood Enterprises, Inc	418
1,216,461		Ford Motor Co	12,457
5,554	*	Freightcar America, Inc	110
37,377	e*	GenCorp, Inc	720
137,823		General Dynamics Corp	15,097
318,000	e	General Motors Corp	10,812
119,971		Genuine Parts Co	4,930
80,878		Goodrich Corp	3,313
3,737		Greenbrier Cos, Inc	101
16,220	*	Group 1 Automotive, Inc	390
195,795	e	Harley-Davidson, Inc	9,711
28,165		Harsco Corp	1,536
24,452	*	Hayes Lemmerz International, Inc	174
14,627	e	Heico Corp	342
63,422		ITT Industries, Inc	6,192
34,475		JLG Industries, Inc	947
14,000		Kaman Corp (Class A)	253
256,682		Lockheed Martin Corp	16,651
14,500	v*	Mascotech (Escrow)	-
21,622		Monaco Coach Corp	372
42,640	*	Navistar International Corp	1,364
4,114		Noble International Ltd	97
246,880		Northrop Grumman Corp	13,640
40,694	e*	Orbital Sciences Corp	403
24,725	Oshkosh Truck Corp	1,936

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

119,504		Paccar, Inc	$8,126
102,799	*	Pactiv Corp	2,218
28,868		Polaris Industries, Inc	1,559
6,542	*	R&B, Inc	92
4,041	*	Sequa Corp (Class A)	267
11,927		Smith (A.O.) Corp	319
7,858		Standard Motor Products, Inc	104
17,715	e	Superior Industries International, Inc	420
32,438	*	Tenneco Automotive, Inc	540
81,026		Textron, Inc	6,146
23,700		Thor Industries, Inc	745
30,718	e	Trinity Industries, Inc	984
12,081	*	Triumph Group, Inc	420
29,638	*	TRW Automotive Holdings Corp	726
707,535		United Technologies Corp	36,332
22,100		Wabash National Corp	536
32,022		Westinghouse Air Brake Technologies Corp	688
22,926	e	Winnebago Industries, Inc	751

		TOTAL TRANSPORTATION EQUIPMENT	214,603

TRANSPORTATION SERVICES - 0.13%
5,186		Ambassadors Group, Inc	193
59,525		C.H. Robinson Worldwide, Inc	3,464
8,003	*	Dynamex, Inc	136
73,305		Expeditors International of Washington, Inc	3,651
31,095		GATX Corp	1,073
13,350	*	HUB Group, Inc	335
9,115	e*	Navigant International, Inc	134
25,488	*	Pacer International, Inc	555
15,823	*	Pegasus Solutions, Inc	177
24,568	*	RailAmerica, Inc	292
91,432		Sabre Holdings Corp	1,824

		TOTAL TRANSPORTATION SERVICES	11,834

TRUCKING AND WAREHOUSING - 0.45%
17,410		Arkansas Best Corp	554
35,950		CNF, Inc	1,614
5,739	*	Covenant Transport, Inc (Class A)	76
22,119		Forward Air Corp	625
10,314	*	Frozen Food Express Industries	117
29,892		Heartland Express, Inc	581
80,821		Hunt (J.B.) Transport Services, Inc	1,560
41,640	*	Landstar System, Inc	1,254
5,926	*	Marten Transport Ltd	124
12,985	*	Old Dominion Freight Line	348
18,272		Overnite Corp	785
4,234	*	P.A.M. Transportation Services	71
9,635	*	SCS Transportation, Inc	172
19,862	*	Sirva, Inc	169
29,891	*	Swift Transportation Co, Inc	696
6,846	*	U.S. Xpress Enterprises, Inc (Class A)	82
426,419		United Parcel Service, Inc (Class B)	29,491
3,884	*	Universal Truckload Services, Inc	66
3,486	*	USA Truck, Inc	86
35,401		Werner Enterprises, Inc	695
39,266	*	Yellow Roadway Corp	1,995

		TOTAL TRUCKING AND WAREHOUSING	41,161

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

WATER TRANSPORTATION - 0.05%
30,756		Alexander & Baldwin, Inc	$1,426
9,194	*	Gulfmark Offshore, Inc	251
9,942	*	Hornbeck Offshore Services, Inc	269
16,554	*	Kirby Corp	747
5,963		Maritrans, Inc	161
24,498	*	Odyssey Marine Exploration, Inc	122
22,062		Overseas Shipholding Group, Inc	1,316
5,450	*	Seabulk International, Inc	116

		TOTAL WATER TRANSPORTATION	4,408

WHOLESALE TRADE-DURABLE GOODS - 1.89%
4,709	*	1-800 Contacts, Inc	91
61,384		Adesa, Inc	1,336
18,374		Agilysys, Inc	288
20,596		Applied Industrial Technologies, Inc	665
82,479	*	Arrow Electronics, Inc	2,240
23,135	*	Aviall, Inc	731
80,993	*	Avnet, Inc	1,825
11,989		Barnes Group, Inc	397
11,271	*	Beacon Roofing Supply, Inc	296
7,060		BlueLinx Holdings, Inc	75
39,742		BorgWarner, Inc	2,133
9,632		Building Materials Holding Corp	667
7,176	*	Castle (A.M.) & Co	111
78,271	*	Cytyc Corp	1,727
13,898	*	Digi International, Inc	165
4,631	*	Drew Industries, Inc	210
24,302	*	Genesis Microchip, Inc	449
45,500		Hughes Supply, Inc	1,279
9,335	*	Huttig Building Products, Inc	102
82,188		IKON Office Solutions, Inc	782
10,795	*	Imagistics International, Inc	302
88,576	*	Ingram Micro, Inc (Class A)	1,387
34,716	*	Insight Enterprises, Inc	701
8,643	*	Interline Brands, Inc	171
2,058,352		Johnson & Johnson	133,793
9,849	*	Keystone Automotive Industries, Inc	244
25,083		Knight Transportation, Inc	610
3,000		Lawson Products, Inc	116
9,455	*	LKQ Corp	257
32,342		Martin Marietta Materials, Inc	2,235
7,114	e*	Merge Technologies, Inc	133
20,159	e*	Navarre Corp	161
72,315		Omnicare, Inc	3,068
28,836		Owens & Minor, Inc	933
95,852	e*	Patterson Cos, Inc	4,321
37,424		Pep Boys-Manny Moe & Jack	507
44,376	*	PSS World Medical, Inc	553
19,387		Reliance Steel & Aluminum Co	719
19,445	e	Ryerson Tull, Inc	277
36,075		SCP Pool Corp	1,266
2,112	*	Strattec Security Corp	115
113,168	*	Sycamore Networks, Inc	390
15,484	*	TBC Corp	420
40,746	*	Tech Data Corp	1,492
808	*	Timco Aviation Services, Inc Wts 02/27/07	-
26,379	e*	Tyler Technologies, Inc	199

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

89,676	*	Visteon Corp	$541
52,921		W.W. Grainger, Inc	2,900
22,138	*	WESCO International, Inc	695
8,587	*	West Marine, Inc	155

		TOTAL WHOLESALE TRADE-DURABLE GOODS	174,230

WHOLESALE TRADE-NONDURABLE GOODS - 1.01%
41,838		Airgas, Inc	1,032
23,336	e*	Allscripts Healthcare Solutions, Inc	388
71,631		AmerisourceBergen Corp	4,953
25,671	*	BioScrip, Inc	154
38,596		Brown-Forman Corp (Class B)	2,334
296,292		Cardinal Health, Inc	17,060
9,298	e*	Central European Distribution Corp	347
103,560	*	Dean Foods Co	3,649
35,024	*	Endo Pharmaceuticals Holdings, Inc	920
2,908	*	Green Mountain Coffee, Inc	99
20,113	*	Hain Celestial Group, Inc	392
15,400		Handleman Co	254
59,729	*	Henry Schein, Inc	2,480
5,403		Kenneth Cole Productions, Inc (Class A)	168
16,766		K-Swiss, Inc (Class A)	542
2,095	*	Maui Land & Pineapple Co	80
207,948		McKesson Corp	9,314
32,730	e*	Men's Wearhouse, Inc	1,127
15,219	*	Metals USA, Inc	289
15,814		Myers Industries, Inc	198
8,977		Nash Finch Co	330
129,587		Nike, Inc (Class B)	11,222
38,826		Nu Skin Enterprises, Inc (Class A)	905
7,344	*	Nuco2, Inc	189
33,123	*	Performance Food Group Co	1,001
6,666	*	Perry Ellis International, Inc	156
24,203	*	Priority Healthcare Corp (Class B)	614
5,629	e*	Provide Commerce, Inc	122
33,227		Reebok International Ltd	1,390
308,297		Safeway, Inc	6,964
17,687	e*	School Specialty, Inc	822
8,100	*	Smart & Final, Inc	99
22,616	*	Source Interlink Cos, Inc	280
14,127	*	Spartan Stores, Inc	207
25,507		Stride Rite Corp	352
93,537		Supervalu, Inc	3,050
438,031		Sysco Corp	15,852
4,522		The Andersons, Inc	162
22,463	*	Tractor Supply Co	1,103
20,712	*	TreeHouse Foods, Inc	591
28,143	*	United Natural Foods, Inc	855
24,630	*	United Stationers, Inc	1,209
6,399		Valhi, Inc	112

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	93,367

		TOTAL COMMON STOCKS
		(Cost $7,689,704)	9,175,009

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 4.16%

CERTIFICATE OF DEPOSIT - 0.11%
$10,000,000	d	Canadian Imperial Bank of Commerce	2.900	08/08/05	$9,995

		TOTAL CERTIFICATE OF DEPOSIT			9,995

COMMERCIAL PAPER - 1.91%
11,000,000		American Honda Finance Corp	3.010	07/11/05	10,990
10,900,000	c	Beta Finance, Inc	3.080	07/22/05	10,879
4,000,000	c	CC USA, Inc	3.150	08/04/05	3,987
10,000,000	c	CC USA, Inc	3.170	09/20/05	9,923
13,900,000	c	Corporate Asset Funding Corp, Inc	3.100	07/20/05	13,876
13,000,000	c	Gannett Co, Inc	3.080	08/10/05	12,952
12,000,000		General Electric Capital Corp	3.160	09/12/05	11,918
13,000,000	c	Govco, Inc	3.150	08/02/05	12,962
13,000,000	c	Greyhawk Funding LLC	3.130	08/02/05	12,961
13,000,000	c	Kitty Hawk Funding Corp	3.090	07/19/05	12,978
10,000,000	c	Links Finance LLC	3.160	08/18/05	9,956
13,000,000	c	Preferred Receivables Funding	3.260	07/27/05	12,969
13,228,000	c	Scaldis Capital LLC	3.420	09/26/05	13,118
13,000,000	c	Sigma Finance, Inc	3.420	09/27/05	12,891
13,000,000	c	Variable Funding Capital	3.050	07/07/05	12,993

		TOTAL COMMERCIAL PAPER			175,353

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 2.00%
49,101,000		Federal Home Loan Bank (FHLB)	2.950	07/01/05	49,101
25,917,000		Federal Home Loan Bank (FHLB)	3.045	07/20/05	25,873
5,000,000		Federal Home Loan Bank (FHLB)	2.500	02/13/06	4,963
25,000,000		Federal Home Loan Mortgage Corp (FHLMC)	2.550	07/01/05	25,000
30,000,000		Federal Home Loan Mortgage Corp (FHLMC)	2.980	07/19/05	29,952
25,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.120	09/12/05	24,830
15,000,000		Federal National Mortgage Association (FNMA)	3.010	09/26/05	14,878
10,000,000		Federal National Mortgage Association (FNMA)	3.280	11/09/05	9,876

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			184,473

VARIABLE NOTES - 0.14%
13,000,000		Harrier Finance Funding	3.200	12/15/05	13,000

		TOTAL VARIABLE NOTES			13,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $382,886)			382,821

		TOTAL PORTFOLIO - 103.83%
		(Cost $8,072,590)			9,557,830
		OTHER ASSETS AND LIABILITIES, NET - (3.83%)			(352,238)

		NET ASSETS - 100.00%			$9,205,592

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

*	Non-income producing
c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements
on open futures contracts
e	All or a portion of these securities are out on loan.
f	Restricted securities - Investment in securities not registered under the
Securities Act of 1933 or not publicly traded in foreign markets.
At June 30, 2005, the value of theses securities amounted to
$0 or 0.00% of net assets.
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

Restricted securities held by the Account are as follows:

SECURITY	ACQUISTION DATE	ACQUISITION COST	VALUE
McLeod (Escrow)	05/14/02	$-	$-

Open Futures Contracts:
				Unrealized
	Number of Contracts	Market Value	Expiration Date	Gain(Loss)
E-mini S&P 500 Index	353	$21,100,575	September 2005	($194,944)
E-mini Russell 2000 Index	58	3,729,980	September 2005	(19,851)

Total		$24,830,555		($214,795)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2005

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE (000)

BONDS - 96.57%
CORPORATE BONDS - 26.96%
AGRICULTURAL SERVICES - 0.10%
$5,500,000	g	Yara International ASA Note	5.250	12/15/14	Baa2	$5,510

		TOTAL AGRICULTURAL SERVICES				5,510

AMUSEMENT AND RECREATION SERVICES - 0.08%
2,000,000	e	Caesars Entertainment, Inc (Sr Sub Note)	7.875	03/15/10	Ba1	2,240
2,000,000		Caesars Entertainment, Inc (Sr Note)	7.000	04/15/13	Baa3	2,221

		TOTAL AMUSEMENT AND RECREATION SERVICES				4,461

AUTO REPAIR, SERVICES AND PARKING - 0.11%
3,000,000		PHH Corp Note	7.125	03/01/13	Baa3	3,322
3,000,000		Ryder System, Inc Bond	5.000	06/15/12	Baa1	3,002

		TOTAL AUTO REPAIR, SERVICES AND PARKING				6,324

ASSET BACKED - 2.64%
1,642,329	v	AQ Finance NIM Trust 2004-Rn2 (Class N2)	3.514	04/25/09	Aaa	1,643
1,954,406		AQ Finance NIM Trust 2004-Rn3 (Class N3)	3.494	05/25/09	Aaae	1,955
10,000,000		Centex Home Equity Trust Series 2004-C (Class Af5)	5.980	06/25/34	Aaa	10,307
1,100,000		Centex Home Equity Trust Series 2004-D (Class Mf2)	5.560	09/25/34	A2	1,112
7,600,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class A2)	3.777	01/25/22	Aaa	7,563
1,375,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class B1)	5.700	02/25/34	Baa2	1,364
3,500,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class M1)	5.700	02/25/34	Aa2	3,585
1,750,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class M2)	5.700	02/25/34	A2	1,771
10,000,000		CIT Equipment Corp Series 2005-Vt1 (Class A4)	4.360	11/20/12	Aaa	10,075
5,777,410		CIT Group Home Equity Loan Trust Series 2002-1 (Class Af6)	6.200	02/25/30	Aaa	5,990
4,158,444		Countrywide Asset-Backed Certificates Series 2004-3N (Class N3)	3.514	05/25/09	Aaa	4,157
5,686,325		Countrywide Asset-Backed Certificates Series 2004-3N (Class N3)	3.440	02/15/29	Aaa	5,669
10,000,000		Detroit Edison Securitization Funding Llc Series 2001-1 (Class A3)	5.875	03/01/10	Aaa	10,262
10,000,000	v	Golden Securities Corp Series 2003-A (Class A1)	3.411	12/02/13	Aaa	10,002
5,000,000		GSAMP Trust Series 2004-Wf (Class M1)	3.894	10/25/34	Aa2	5,017
470,391	v	Option One Mortgage Securities Corp Series 2004-1A (Class A1)	3.504	04/26/09	Aaa	471
8,000,000		Peco Energy Transition Trust Series 1999-A (Class A6)	6.050	03/01/09	Aaa	8,164
10,000,000		Peco Energy Transition Trust Series 1999-A (Class A7)	6.130	03/01/09	Aaa	10,508
8,554,298		Public Service New Hampshire Funding LLC Series 2001-1 (Class A2)	5.730	11/01/10	Aaa	8,763
1,558,969		Residential Asset Securities Corp Series 1999-Ks2 (Class Ai9)	7.150	07/25/30	Aaa	1,564
7,500,579		Residential Asset Securities Corp Series 2000-Ks4 (Class Ai6)	7.435	09/25/31	Aaa	7,599
1,669,920		Residential Asset Securities Corp Series 2001-Ks2 (Class Ai6)	6.489	10/25/30	Aaa	1,719
12,000,000		Residential Asset Securities Corp Series 2004-Rs 11 (Class M1)	3.934	11/25/34	Aa1	12,000
218,318		Saxon Asset Securities Trust Series 1999-3 (Class Af6)	7.525	08/01/29	Aaa	218
12,592,171		Wachovia Loan Trust Series 2005-sd1 (Class A)	3.674	05/25/35	Aaa	12,592
6,212,999		Wells Fargo Home Equity Trust Series 2000-2N (Class N1)	4.450	10/26/34	A	6,203

		TOTAL ASSET BACKED				150,273

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE (000)

BUSINESS SERVICES - 0.18%
$ 2,000,000		Advanstar Communications, Inc (Secured Note)	10.750	08/15/10	B3	$2,185
4,000,000	e	Cendant Corp (Sr Note)	7.375	01/15/13	Baa1	4,552
3,500,000		Equifax, Inc Note	6.300	07/01/05	Baa1	3,500

		TOTAL BUSINESS SERVICES				10,237

CHEMICALS AND ALLIED PRODUCTS - 0.64%
10,000,000		Abbott Laboratories Note	5.625	07/01/06	A1	10,171
2,000,000		Equistar Chemicals LP/Equistar Funding Corp (Sr Note)	10.625	05/01/11	B2	2,208
1,500,000	e	Gillette Co (Sr Note)	4.125	08/30/07	Aa3	1,503
2,000,000		ISP Chemco, Inc (Guarantee Note)	10.250	07/01/11	B1	2,180
2,500,000		Lubrizol Corp (Sr Note)	4.625	10/01/09	Baa3	2,502
5,000,000		Merck & Co, Inc Note	4.750	03/01/15	Aa3	5,041
2,000,000	e	Merck & Co, Inc Deb	5.950	12/01/28	Aa3	2,220
5,000,000		Pharmacia Corp Note	5.750	12/01/05	Aaa	5,043
3,000,000	e	Procter & Gamble Co Note	4.950	08/15/14	Aa3	3,113
2,000,000		Procter & Gamble Co Bond	5.800	08/15/34	Aa3	2,239

		TOTAL CHEMICALS AND ALLIED PRODUCTS				36,220

COMMUNICATIONS - 2.39%
3,750,000		America Movil SA de CV	6.375	03/01/35	A3	3,666
7,500,000		British Telecommunications PLC Bond	8.875	12/15/30	Baa1	10,605
7,521,001		Comcast Cable Communications Holdings, Inc (Guarantee Note)	8.375	03/15/13	Baa2	9,173
2,750,000	e	Comcast Corp (Guarantee Note)	7.050	03/15/33	Baa2	3,244
6,000,000	e	Comcast Corp Bond	5.650	06/15/35	Baa2	5,977
2,000,000	g	COX Communications, Inc Note	4.625	01/15/10	Baa3e	1,992
4,250,000	e	COX Communications, Inc Note	4.625	06/01/13	Baa3	4,113
8,000,000	g	COX Communications, Inc Note	5.450	12/15/14	Baa3e	8,158
2,500,000	g	COX Enterprises, Inc Note	4.375	05/01/08	Baa3	2,478
4,000,000		Deutsche Telekom International Finance BV (Guarantee Note)	8.750	06/15/30	A3	5,441
4,250,000		France Telecom SA Note	7.750	03/01/11	A3	4,887
1,750,000	e	Gray Television, Inc (Guarantee Note)	9.250	12/15/11	B1	1,899
1,150,000		GTE Corp Deb	6.840	04/15/18	A3	1,314
2,000,000	e	GTE North, Inc Deb	5.650	11/15/08	A1	2,061
4,000,000		New Cingular Wireless Services, Inc (Sr Note)	7.875	03/01/11	Baa2	4,650
4,750,000		New Cingular Wireless Services, Inc (Sr Note)	8.750	03/01/31	Baa2	6,661
500,000	g	Rogers Cable, Inc (Secured Note)	6.750	03/15/15	Ba3	510
2,500,000		Rogers Wireless Communications, Inc (Secured Note)	7.500	03/15/15	Ba3	2,719
2,000,000		SBC Communications, Inc Note	6.250	03/15/11	A2	2,176
9,500,000		SBC Communications, Inc Note	5.100	09/15/14	A2	9,707
1,900,000	e	SBC Communications, Inc Bond	6.450	06/15/34	A2	2,140
2,750,000		Sprint Capital Corp (Guarantee Note)	7.625	01/30/11	Baa3	3,145
10,000,000		Sprint Capital Corp Note	8.375	03/15/12	Baa3	12,045
4,500,000	e	Sprint Capital Corp (Guarantee Note)	6.875	11/15/28	Baa3	5,161
13,500,000	e	Verizon Virginia Inc Deb	4.625	03/15/13	A1	13,311
5,000,000		Verizon Wireless Capital LLC Note	5.375	12/15/06	A3	5,092
2,000,000		Vodafone Group PLC Note	3.950	01/30/08	A2	1,992
2,000,000		Vodafone Group PLC Note	5.000	12/16/13	A2	2,059

		TOTAL COMMUNICATIONS				136,376

DEPOSITORY INSTITUTIONS - 2.90%
4,500,000	e	Bank of America Corp (Sr Note)	5.875	02/15/09	Aa2	4,760
3,000,000		Bank of America Corp (Sr Note)	3.375	02/17/09	Aa2	2,923
4,000,000		Bank of America Corp (Sub Note)	7.400	01/15/11	Aa3	4,584
8,750,000		Bank of America Corp (Sr Note)	4.875	01/15/13	Aa2	8,967
6,500,000	e	Bank of America Corp (Sub Note)	4.750	08/15/13	Aa3	6,599

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE (000)

$ 2,000,000		Bank One Corp (Sub Note)	5.900	11/15/11	A1	$2,149
7,000,000		Bank One NA/Chicago IL Note	5.500	03/26/07	Aa2	7,172
5,000,000		Bank One NA/Chicago IL Note	3.700	01/15/08	Aa2	4,952
4,000,000		BB&T Corp (Sub Note)	6.500	08/01/11	A1	4,435
4,500,000		Citigroup, Inc (Sr Note)	4.125	02/22/10	Aa1	4,482
15,000,000	e	Citigroup, Inc Note	5.125	05/05/14	Aa1	15,673
10,165,000		Citigroup, Inc (Sub Note)	5.000	09/15/14	Aa2	10,403
3,000,000		Golden West Financial Corp (Sr Note)	4.125	08/15/07	A1	3,001
3,500,000		Golden West Financial Corp (Sr Note)	4.750	10/01/12	A1	3,555
2,000,000		Greenpoint Financial Corp (Sr Note)	3.200	06/06/08	A2	1,938
7,000,000		JPMorgan Chase & Co (Sub Note)	7.875	06/15/10	A1	8,038
4,500,000		JPMorgan Chase & Co	4.500	01/15/12	Aa3	4,480
7,750,000		JPMorgan Chase & Co (Sub Note)	5.125	09/15/14	A1	7,933
2,000,000		M&I Marshall & Ilsley Bank (Sr Note)	4.125	09/04/07	Aa3	2,001
2,200,000	e	M&I Marshall & Ilsley Bank Note	4.400	03/15/10	Aa3e	2,207
5,000,000		Mellon Funding Corp (Guarantee Note)	4.875	06/15/07	A1	5,080
5,000,000		PNC Funding Corp (Guarantee Note)	5.750	08/01/06	A2	5,095
3,250,000		Popular North America, Inc (Guarantee Note)	4.700	06/30/09	A3	3,283
2,500,000		Regions Financial Corp/Old (Sub Note)	6.375	05/15/12	A2	2,757
4,500,000		Suntrust Bank (Sub Note)	7.250	09/15/06	Aa3	4,675
5,000,000	e	US Bank NA (Sub Note)	6.300	02/04/14	Aa2	5,630
4,500,000		Wachovia Bank NA/Old (Sub Note)	4.800	11/01/14	Aa3	4,553
3,250,000		Wachovia Bank NA/Old (Sub Note)	4.875	02/01/15	Aa3	3,308
9,500,000		Wachovia Corp (Sub Note)	5.250	08/01/14	A1	9,908
5,000,000		Wells Fargo & Co (Sub Note)	4.950	10/16/13	Aa2	5,146
5,500,000	e	Wells Fargo/Old Note	4.125	03/10/08	Aa1	5,501

		TOTAL DEPOSITORY INSTITUTIONS				165,188

EATING AND DRINKING PLACES - 0.04%
2,000,000		Aramark Services, Inc Note	5.000	06/01/12	Baa3	2,005

		TOTAL EATING AND DRINKING PLACES				2,005

ELECTRIC, GAS, AND SANITARY SERVICES - 1.88%
2,000,000		AGL Capital Corp Bond	6.000	10/01/34	Baa1	2,186
3,500,000		Carolina Power & Light Co (First Mortgage Bond)	5.125	09/15/13	A3	3,626
2,750,000		Carolina Power & Light Co (First Mortgage Bond)	5.700	04/01/35	A3	2,940
4,250,000		CenterPoint Energy Resources Corp (Sr Note)	7.875	04/01/13	Ba1	5,059
3,500,000		Consolidated Edison Co of New York (Sr Note)	4.700	06/15/09	A1	3,562
4,000,000		Consolidated Edison Co of New York Deb	4.875	02/01/13	A1	4,110
3,500,000		Consolidated Natural Gas Co (Sr Note)	6.250	11/01/11	A3	3,818
4,250,000		Consolidated Natural Gas Co (Sr Note)	5.000	12/01/14	A3	4,316
2,000,000		Duke Energy Corp (First Mortgage Bond)	4.500	04/01/10	A3	2,018
5,750,000	e	FirstEnergy Corp Note	6.450	11/15/11	Baa3	6,284
5,000,000		Florida Power & Light Co (First Mortgage Bond)	6.875	12/01/05	Aa3	5,063
3,400,000		Florida Power & Light Co (First Mortgage Bond)	4.850	02/01/13	Aa3	3,499
3,500,000		Florida Power Corp (First Mortgage Bond)	4.500	06/01/10	A2	3,519
5,000,000		Georgia Power Co (Sr Note)	5.500	12/01/05	A2	5,035
4,000,000		KeySpan Corp Note	4.900	05/16/08	A3	4,070
4,000,000		National Fuel Gas Co Note	5.250	03/01/13	Baa1	4,116
1,250,000		Nisource Finance Corp (Guarantee Note)	7.875	11/15/10	Baa3	1,443
4,500,000		Northern Border Pipeline Co Note	6.250	05/01/07	A3	4,651
2,500,000	g	Ohio Edison Co (Sr Note)	4.000	05/01/08	Baa2	2,472
1,750,000		Pacific Gas & Electric Co	6.050	03/01/34	Baa1	1,932
3,750,000	e,g	Pemex Project Funding Master Trust Note	5.750	12/15/15	Baa1	3,743
2,000,000		Public Service Co of Colorado	7.875	10/01/12	A3	2,421

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE (000)

$ 2,500,000		Public Service Co of Colorado	5.500	04/01/14	A3	$2,671
2,750,000		Southern California Edison Co (First Mortgage Bond)	6.000	01/15/34	A3	3,090
3,250,000		Southern California Edison Co (First Mortgage Bond)	5.350	07/15/35	A3	3,346
2,000,000		TXU Energy Co LLC (Sr Note)	7.000	03/15/13	Baa2	2,227
4,500,000		Virginia Electric and Power Co (Sr Note)	4.750	03/01/13	A3	4,545
3,650,000		Washington Gas Light Note	7.310	10/30/07	A2	3,883
2,000,000		Waste Management, Inc (Guarantee Note)	7.750	05/15/32	Baa3	2,545
1,500,000		Westar Energy, Inc (First Mortgage Bond)	6.000	07/01/14	Baa3	1,637
3,000,000		Wisconsin Electric Power (Unsub Note)	5.625	05/15/33	A1	3,249

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				107,076

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.07%
4,000,000	e	Emerson Electric Co Bond	4.500	05/01/13	A2	4,001

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				4,001

FABRICATED METAL PRODUCTS - 0.12%
3,000,000		Crane Co (Sr Note)	5.500	09/15/13	Baa2	3,100
3,750,000		Fortune Brands Inc Note	4.875	12/01/13	A2	3,737

		TOTAL FABRICATED METAL PRODUCTS				6,837

FOOD AND KINDRED PRODUCTS - 0.57%
3,000,000		Anheuser-Busch Cos, Inc (Sr Note)	6.000	04/15/11	A1	3,243
4,000,000		Bottling Group LLC (Guarantee Note)	4.625	11/15/12	Aa3	4,060
1,750,000		Bunge Ltd Finance Corp Note	5.875	05/15/13	Baa2	1,867
5,000,000		Coors Brewing Co (Guarantee Note)	6.375	05/15/12	Baa2	5,412
2,500,000	g	Foster's Finance Corp Note	4.875	10/01/14	Baa2	2,477
3,000,000	e	Kellogg Co Deb	7.450	04/01/31	Baa1	3,969
4,000,000		Kraft Foods, Inc Bond	6.500	11/01/31	A3	4,667
3,000,000		PepsiAmericas, Inc Note	4.875	01/15/15	Baa1	3,053
2,000,000		Sara Lee Corp Note	6.250	09/15/11	A3	2,145
2,000,000	e	Sara Lee Corp Note	3.875	06/15/13	A3	1,861

		TOTAL FOOD AND KINDRED PRODUCTS				32,754

FOOD STORES - 0.15%
2,000,000		Delhaize America, Inc (Guarantee Note)	8.125	04/15/11	Ba1	2,243
3,500,000		Kroger Co (Guarantee Note)	7.250	06/01/09	Baa2	3,832
2,500,000		Kroger Co (Guarantee Note)	6.800	04/01/11	Baa2	2,744

		TOTAL FOOD STORES				8,819

FORESTRY - 0.10%
3,000,000		Weyerhaeuser Co Note	6.000	08/01/06	Baa2	3,051
2,665,000		Weyerhaeuser Co Note	5.950	11/01/08	Baa2	2,790

		TOTAL FORESTRY				5,841

FURNITURE AND FIXTURES - 0.15%
5,000,000		Masco Corp Bond	4.800	06/15/15	Baa1	4,956
3,500,000		Newell Rubbermaid, Inc Note	6.000	03/15/07	Baa2	3,625

		TOTAL FURNITURE AND FIXTURES				8,581

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE (000)

GENERAL BUILDING CONTRACTORS - 0.32%
$ 4,000,000		Centex Corp Note	4.750	01/15/08	Baa2	$4,012
3,000,000	h	Centex Corp Note	5.250	06/15/15	Baa2	2,997
1,500,000	e	DR Horton, Inc (Guarantee Note)	5.000	01/15/09	Ba1	1,501
3,000,000	e	DR Horton, Inc (Sr Sub Note)	9.750	09/15/10	Ba2	3,512
4,500,000	e	DR Horton, Inc (Sr Note)	5.250	02/15/15	Ba1	4,357
2,000,000		K Hovnanian Enterprises, Inc (Guarantee Note)	6.500	01/15/14	Ba1	2,015

		TOTAL GENERAL BUILDING CONTRACTORS				18,394

GENERAL MERCHANDISE STORES - 0.32%
7,500,000	e	Target Corp Note	4.000	06/15/13	A2	7,284
7,000,000	e	Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	6,953
3,000,000		Wal-Mart Stores, Inc	7.550	02/15/30	Aa2	4,078

		TOTAL GENERAL MERCHANDISE STORES				18,315

HEALTH SERVICES - 0.07%
4,000,000		Laboratory Corp of America Holdings (Sr Note)	5.500	02/01/13	Baa3	4,061

		TOTAL HEALTH SERVICES				4,061

HOLDING AND OTHER INVESTMENT OFFICES - 0.60%
3,000,000		Boston Properties LP (Sr Note)	6.250	01/15/13	Baa2	3,254
5,000,000		Brascan Corp Note	7.125	06/15/12	Baa3	5,651
5,000,000		Camden Property Trust Note	5.875	06/01/07	Baa2	5,107
4,000,000		Colonial Properties Trust Note	6.250	06/15/14	Baa3	4,241
4,500,000		iStar Financial, Inc (Sr Note)	5.150	03/01/12	Baa3	4,461
3,650,000	g	iStar Financial, Inc (Sr Note)	5.700	03/01/14	Baa3	3,697
4,000,000	g	Mantis Reef Ltd Note	4.799	11/03/09	A3	4,007
4,000,000	g	Simon Property Group LP Note	4.600	06/15/10	Baa2	3,992

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				34,410

HOTELS AND OTHER LODGING PLACES - 0.09%
2,000,000		Boyd Gaming Corp (Sr Sub Note)	8.750	04/15/12	B1	2,173
1,000,000		Isle of Capri Casinos, Inc (Guarantee Note)	9.000	03/15/12	B2	1,088
1,750,000		MGM Mirage (Guarantee Note)	6.000	10/01/09	Ba2	1,759

		TOTAL HOTELS AND OTHER LODGING PLACES				5,020

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.22%
3,500,000		Hewlett-Packard Co Note	6.500	07/01/12	A3	3,896
4,000,000		International Business Machines Corp Deb	6.220	08/01/27	A1	4,563
1,500,000		Kennametal Inc (Sr Note)	7.200	06/15/12	Ba1	1,677
2,000,000		New York State Electric & Gas Corp Note	5.500	11/15/12	Baa1	2,120

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				12,256

INSTRUMENTS AND RELATED PRODUCTS - 0.04%
2,000,000		Thermo Electron Corp Note	5.000	06/01/15	Baa1	2,001

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				2,001

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE (000)

INSURANCE CARRIERS - 0.71%
$ 5,000,000	g	AIG SunAmerica Global Financing VI (Secured Note)	6.300	05/10/11	Aa2	$5,449
4,250,000	e	Allstate Corp Note	5.000	08/15/14	A1	4,361
4,000,000	g	John Hancock Global Funding II Note	7.900	07/02/10	Aa3	4,652
3,000,000		Metlife, Inc (Sr Note)	5.375	12/15/12	A2	3,133
5,000,000		Metlife, Inc	5.000	06/15/15	A2	5,093
2,500,000		Metlife, Inc (Sr Note)	5.700	06/15/35	A2	2,590
2,500,000	g	Pricoa Global Funding I Note	4.625	06/25/12	Aa3	2,517
2,000,000		UnitedHealth Group, Inc Note	3.375	08/15/07	A2	1,969
6,000,000		UnitedHealth Group, Inc (Sr Note)	3.300	01/30/08	A2	5,881
1,000,000		WellPoint Health Networks Note	6.375	01/15/12	Baa1	1,100
2,000,000		WellPoint, Inc Note	3.500	09/01/07	Baa1	1,972
2,000,000	e	WellPoint, Inc Note	5.000	12/15/14	Baa1	2,043

		TOTAL INSURANCE CARRIERS				40,760

METAL MINING - 0.35%
6,250,000		Barrick Gold Corp Bond	5.800	11/15/34	Baa1	6,476
5,900,000		Barrick Gold Finance Co Note	4.875	11/15/14	Baa1	5,883
3,500,000	g	Corp Nacional del Cobre de Chile - CODELCO (Sr Note)	4.750	10/15/14	A2	3,460
4,000,000		Placer Dome, Inc Deb	6.375	03/01/33	Baa2	4,333

		TOTAL METAL MINING				20,152

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
3,500,000		Tyco International Group SA (Guarantee Note)	5.800	08/01/06	Baa3	3,564
4,000,000	e	Tyco International Group SA (Guarantee Note)	6.000	11/15/13	Baa3	4,352

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				7,916

MISCELLANEOUS RETAIL - 0.11%
2,500,000		CVS Corp Note	4.000	09/15/09	A3	2,473
3,500,000	g	CVS Corp Note	4.875	09/15/14	A3	3,568

		TOTAL MISCELLANEOUS RETAIL				6,041

MOTION PICTURES - 0.61%
2,500,000		Historic TW, Inc (Guarantee Note)	6.625	05/15/29	Baa1	2,790
4,250,000		News America, Inc (Guarantee Note)	7.625	11/30/28	Baa3	5,133
5,000,000	e	News America, Inc (Guarantee Note)	6.200	12/15/34	Baa3	5,247
16,250,000		Time Warner, Inc (Guarantee Note)	6.875	05/01/12	Baa1	18,341
3,000,000		Walt Disney Co Note	5.500	12/29/06	Baa1	3,060

		TOTAL MOTION PICTURES				34,571

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS - 0.06%
3,500,000		Inter-American Development Bank Note	4.375	09/20/12	Aaa	3,561

		TOTAL NATIONAL SECURITY AND INTERNATIONAL AFFAIRS				3,561

NONDEPOSITORY INSTITUTIONS - 3.39%
3,000,000	g	Aiful Corp Note	4.450	02/16/10	Baa2	2,966
3,500,000		American Honda Finance Corp Note	4.500	05/26/09	A1	3,535

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE (000)

$ 3,000,000		Capital One Bank (Sr Note)	5.125	02/15/14	Baa2	$3,038
4,750,000		CIT Group Funding Co of Canada Note	4.650	07/01/10	A2e	4,775
9,000,000		CIT Group, Inc (Sr Note)	4.125	02/21/06	A2	9,017
4,250,000	e	CIT Group, Inc (Sr Note)	5.125	09/30/14	A2	4,319
3,250,000		Countrywide Home Loans, Inc (Guarantee Note)	4.000	03/22/11	A3	3,139
3,000,000	e	European Investment Bank (Sr Note)	4.000	03/03/10	Aaa	3,007
2,000,000		Falconbridge Ltd/Old Note	7.350	06/05/12	Baa3	2,248
16,250,000	e	Ford Motor Credit Co Note	5.700	01/15/10	Baa2	15,031
1,500,000		Ford Motor Credit Co Bond	7.375	02/01/11	Baa2	1,478
8,000,000		General Electric Capital Corp Note	4.125	03/04/08	Aaa	8,007
3,000,000		General Electric Capital Corp Note	3.500	05/01/08	Aaa	2,952
3,000,000		General Electric Capital Corp Note	3.250	06/15/09	Aaa	2,898
5,000,000		General Electric Capital Corp Note	6.125	02/22/11	Aaa	5,433
7,250,000		General Electric Capital Corp Note	4.375	11/21/11	Aaa	7,237
13,500,000		General Electric Capital Corp Note	5.875	02/15/12	Aaa	14,597
3,500,000		General Electric Co Note	5.000	02/01/13	Aaa	3,615
15,750,000	e	General Motors Acceptance Corp Note	5.625	05/15/09	Baa2	14,750
3,650,000	e	General Motors Acceptance Corp Note	6.750	12/01/14	Baa2	3,266
3,000,000		HSBC Capital Funding LP/Jersey Channel Islands (Guarantee Note)	4.610	12/29/49	A2	2,928
5,000,000		HSBC Finance Corp	5.875	02/01/09	A1	5,255
13,150,000		HSBC Finance Corp	4.125	11/16/09	A1	13,006
2,000,000	e	HSBC Finance Corp	4.750	04/15/10	A1	2,027
14,250,000		HSBC Finance Corp Note	6.375	11/27/12	A1	15,715
4,000,000		HSBC Finance Corp	5.250	04/15/15	A1	4,116
4,250,000		HSBC Finance Corp Note	5.000	06/30/15	Aaae	4,285
3,000,000		International Finance Corp (Unsub Note)	3.750	06/30/09	Aaa	2,999
4,000,000		Key Bank National Association Note	5.000	07/17/07	A1	4,065
4,000,000		MBNA America Bank NA Note	5.375	01/15/08	Baa1	4,120
3,000,000		National Rural Utilities Cooperative Finance Corp Note	5.750	08/28/09	A2	3,170
4,250,000	g	Rabobank Capital Funding Trust (Sub Note)	5.254	12/31/49	Aa2	4,359
4,500,000	g	Residential Capital Corp Note	6.375	06/30/10	Baa2	4,542
4,000,000		SLM Corp Note	4.000	01/15/09	A2	3,971
3,500,000	e	Toyota Motor Credit Corp Note	2.875	08/01/08	Aaa	3,377

		TOTAL NONDEPOSITORY INSTITUTIONS				193,243

OIL AND GAS EXTRACTION - 1.02%
2,000,000		Anadarko Finance Co (Guarantee Note)	6.750	05/01/11	Baa1	2,212
2,000,000		Burlington Resources Finance Co (Guarantee Note)	6.400	08/15/11	Baa1	2,186
5,000,000		Burlington Resources Finance Co (Guarantee Note)	7.200	08/15/31	Baa1	6,158
1,000,000		Canadian Natural Resources Ltd Bond	5.850	02/01/35	Baa1	1,041
2,500,000		Devon Energy Corp (Sr Note)	2.750	08/01/06	Baa2	2,463
4,000,000	g	Empresa Nacional de Petroleo ENAP Note	6.750	11/15/12	Baa1	4,441
2,000,000	e	EnCana Corp Bond	6.500	08/15/34	Baa2	2,299
3,000,000		Enterprise Products Operating LP (Sr Note)	4.000	10/15/07	Baa3	2,973
2,500,000		Enterprise Products Operating LP (Sr Note)	4.625	10/15/09	Baa3	2,495
4,000,000		Enterprise Products Operating LP (Sr Note)	5.600	10/15/14	Baa3	4,133
3,000,000	g	Enterprise Products Operating LP Note	5.000	03/01/15	Baa3	2,956
4,000,000		Equitable Resources, Inc Bond	5.150	11/15/12	A2	4,175
4,250,000		Nexen, Inc Note	5.050	11/20/13	Baa2	4,281
2,000,000		Panhandle Eastern Pipe Line (Sr Note)	4.800	08/15/08	Baa3	2,011
4,250,000		PC Financial Partnership Note	5.000	11/15/14	Baa2	4,268
2,000,000		Petro-Canada Note	5.950	05/15/35	Baa2	2,081
3,000,000	g	Plains All American Pipeline LP/PAA Finance Corp Note	4.750	08/15/09	Baa3	3,009
3,000,000		Plains All American Pipeline LP/PAA Finance Corp (Sr Note)	5.625	12/15/13	Baa3	3,108
2,000,000		XTO Energy, Inc	5.300	06/30/15	Baa3	2,039

		TOTAL OIL AND GAS EXTRACTION				58,329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE (000)

OTHER MORTGAGE BACKED SECURITIES - 2.12%
$ 10,000,000		Banc of America Commercial Mortgage Corp Series 2004-4 (Class A6)	4.877	07/10/42	Aaa	$10,200
13,955,000		Banc of America Commercial Mortgage Corp Series 2005-1 (Class B1)	4.999	11/10/42	Aa	14,466
10,000,000		Bear Stearns Commercial Mortgage Securities Corp Series 2004- pwr5 (Class A5)	4.978	07/11/42	Aaa	10,296
14,000,000		CS First Boston Mortgage Securities Corp Series 2001-Cp4 (Class A4)	6.180	12/15/35	Aaa	15,249
21,000,000		GE Captial Commercial Mortgage Corp Series 2003-C2 (Class A4)	5.145	07/10/37	Aaa	21,895
18,000,000		Greenwich Capital Commercial Funding Corp Series 2004-gg1 (Class A7)	5.317	06/10/36	Aaa	18,981
14,250,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	15,032
14,000,000		Wachovia Bank Commercial Mortgage Trust Series 2002-C2 (Class A4)	4.980	11/15/34	Aaa	14,439

		TOTAL OTHER MORTGAGE BACKED SECURITIES				120,558

PAPER AND ALLIED PRODUCTS - 0.44%
3,150,000	g	Bemis Co Note	4.875	04/01/12	Baa1	3,155
2,000,000		Georgia-Pacific Corp (Guarantee Note)	8.875	02/01/10	Ba2	2,270
2,500,000		International Paper Co Note	3.800	04/01/08	Baa2	2,444
9,250,000	e	International Paper Co Note	5.850	10/30/12	Baa2	9,650
3,000,000		Kimberly-Clark Corp Note	5.000	08/15/13	Aa2	3,102
4,250,000	g	Sappi Papier Holding AG (Guarantee Note)	6.750	06/15/12	Baa3	4,542

		TOTAL PAPER AND ALLIED PRODUCTS				25,163

PERSONAL SERVICES - 0.03%
1,461,000	g	Coinmach Corp (Sr Note)	9.000	02/01/10	B3	1,498

		TOTAL PERSONAL SERVICES				1,498

PETROLEUM AND COAL PRODUCTS - 0.34%
7,000,000		Conoco Funding Co (Guarantee Note)	6.350	10/15/11	A3	7,739
2,000,000		ConocoPhillips (Guarantee Note)	5.900	10/15/32	A3	2,251
3,000,000		ConocoPhillips Holding Co (Sr Note)	6.950	04/15/29	A3	3,766
3,500,000		Enterprise Products Operating LP (Sr Note)	4.950	06/01/10	Baa3	3,524
2,000,000		Valero Energy Corp	6.875	04/15/12	Baa3	2,237

		TOTAL PETROLEUM AND COAL PRODUCTS				19,517

PIPELINES, EXCEPT NATURAL GAS - 0.27%
7,500,000		Kinder Morgan Energy Partners LP Note	5.125	11/15/14	Baa1	7,573
2,250,000		Kinder Morgan Energy Partners LP Note	5.800	03/15/35	Baa1	2,261
2,000,000		Kaneb Pipe Line Operating Partnership LP (Sr Note)	5.875	06/01/13	Ba1	2,087
3,750,000		TransCanada Pipelines Ltd Note	4.000	06/15/13	A2	3,603

		TOTAL PIPELINES, EXCEPT NATURAL GAS				15,524

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE (000)

PRIMARY METAL INDUSTRIES - 0.20%
$ 4,000,000		Alcan, Inc Note	5.000	06/01/15	Baa1	$4,027
1,750,000		Alcan, Inc Note	6.125	12/15/33	Baa1	1,902
4,250,000		Alcoa, Inc Note	6.500	06/01/11	A2	4,690
1,000,000	e	Corning, Inc Note	5.900	03/15/14	Ba2	1,028

		TOTAL PRIMARY METAL INDUSTRIES				11,647

PRINTING AND PUBLISHING - 0.19%
2,000,000		Cenveo Corp (Guarantee Note)	9.625	03/15/12	B1	2,160
1,500,000		New York Times Co Note	5.000	03/15/15	A2	1,541
2,000,000		Quebecor Media, Inc (Sr Note)	11.125	07/15/11	B2	2,223
1,500,000		Viacom, Inc (Guarantee Note)	7.700	07/30/10	A3	1,677
3,000,000		Viacom, Inc (Guarantee Note)	6.625	05/15/11	A3	3,223

		TOTAL PRINTING AND PUBLISHING				10,824

RAILROAD TRANSPORTATION - 0.32%
3,750,000		Burlington Northern Santa Fe Corp Note	5.900	07/01/12	Baa2	4,054
3,500,000		Canadian National Railway Co Note	4.400	03/15/13	Baa1	3,474
956,000		Norfolk Southern Corp	5.590	05/17/25	Baa1e	988
1,044,000		Norfolk Southern Corp (Sr Note)	7.250	02/15/31	Baa1	1,326
5,000,000		Union Pacific Corp Note	5.750	10/15/07	Baa2	5,159
3,000,000		Union Pacific Corp Note	6.500	04/15/12	Baa2	3,321

		TOTAL RAILROAD TRANSPORTATION				18,322

RUBBER AND MISCELLANEOUS PLASTIC PRODUCT - 0.03%
1,750,000		Sealed Air Corp (Sr Note)	5.375	04/15/08	Baa3	1,792

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT				1,792

SECURITY AND COMMODITY BROKERS - 1.32%
4,000,000		Bear Stearns Cos, Inc Note	5.700	11/15/14	A1	4,290
3,000,000		Franklin Resources, Inc Note	3.700	04/15/08	A2	2,952
2,750,000		Goldman Sachs Group LP Note	4.500	06/15/10	Aa3e	2,758
2,000,000		Goldman Sachs Group, Inc Bond	6.875	01/15/11	Aa3	2,226
3,750,000		Goldman Sachs Group, Inc Note	5.125	01/15/15	Aa3	3,821
4,000,000		Goldman Sachs Group, Inc Note	6.125	02/15/33	Aa3	4,355
2,000,000		Goldman Sachs Group, Inc (Guarantee Note)	6.345	02/15/34	A1	2,161
5,000,000		Lehman Brothers Holdings, Inc Note	6.250	05/15/06	A1	5,092
10,000,000		Lehman Brothers Holdings, Inc Note	4.000	01/22/08	A1	9,967
9,000,000		Lehman Brothers Holdings, Inc Note	6.625	01/18/12	A1	10,056
4,250,000		Merrill Lynch & Co, Inc	5.000	02/03/14	Aa3	4,362
5,500,000	e	Morgan Stanley Note	3.625	04/01/08	Aa3	5,416
3,250,000		Morgan Stanley Note	4.000	01/15/10	Aa3	3,198
14,000,000		Morgan Stanley Note	5.300	03/01/13	Aa3	14,504

		TOTAL SECURITY AND COMMODITY BROKERS				75,158

STONE, CLAY, AND GLASS PRODUCTS - 0.07%
3,250,000		CRH America, Inc (Guarantee Note)	6.400	10/15/33	Baa1	3,736

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				3,736

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE (000)

TOBACCO PRODUCTS - 0.02%
$ 1,250,000		RJ Reynolds Tobacco Holdings Inc/OLD (Guarantee Note)	6.500	06/01/07	Ba2	$1,272

		TOTAL TOBACCO PRODUCTS				1,272

TRANSPORTATION BY AIR - 0.13%
5,000,000		Continental Airlines, Inc	6.563	02/15/12	Aaa	5,314
2,000,000		Southwest Airlines Co	5.496	11/01/06	Aa2	2,035

		TOTAL TRANSPORTATION BY AIR				7,349

TRANSPORTATION EQUIPMENT - 0.96%
7,500,000	e	DaimlerChrysler NA Holding Corp Note	4.875	06/15/10	A3	7,478
4,000,000		DaimlerChrysler NA Holding Corp (Guarantee Note)	6.500	11/15/13	A3	4,337
3,500,000		DaimlerChrysler NA Holding Corp (Guarantee Note)	8.500	01/18/31	A3	4,436
5,000,000	e	Ford Motor Co Note	7.450	07/16/31	Baa3	4,188
1,500,000		Ford Motor Credit Co Bond	7.375	02/01/11	A3	1,477
4,250,000		General Dynamics Corp (Guarantee Note)	3.000	05/15/08	A2	4,122
2,000,000		General Motors Acceptance Corp Note	6.875	09/15/11	Baa2	1,846
6,750,000	e,h	Lennar Corp	5.600	05/31/15	Baa3	6,933
3,500,000		Lockheed Martin Corp Bond	8.500	12/01/29	Baa2	5,045
4,000,000	e	Northrop Grumman Corp (Guarantee Note)	7.750	02/15/31	Baa2	5,367
3,500,000		United Technologies Corp (Sr Note)	4.375	05/01/10	A2	3,531
2,500,000		United Technologies Corp (Unsub Note)	7.500	09/15/29	A2	3,322
2,250,000		United Technologies Corp (Sr Note)	5.400	05/01/35	A2	2,365

		TOTAL TRANSPORTATION EQUIPMENT				54,447

WHOLESALE TRADE-DURABLE GOODS - 0.09%
2,000,000		Ingram Micro, Inc (Sr Sub Note)	9.875	08/15/08	Ba2	2,105
3,000,000	e	Johnson & Johnson Deb	3.800	05/15/13	Aaa	2,902

		TOTAL WHOLESALE TRADE-DURABLE GOODS				5,007

WHOLESALE TRADE-NONDURABLE GOODS - 0.26%
3,500,000		GlaxoSmithKline Capital, Inc (Guarantee Note)	5.375	04/15/34	Aa2	3,718
3,250,000		Safeway, Inc Note	4.800	07/16/07	Baa2	3,265
8,000,000		Unilever Capital Corp (Guarantee Note)	6.875	11/01/05	A1	8,081

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				15,064

		TOTAL CORPORATE BONDS				1,536,411
		(Cost $1,515,517)

GOVERNMENT BONDS - 69.61%
AGENCY SECURITIES - 19.49%
		Federal Farm Credit Bank (FFCB)
110,050,000	d		2.250	09/01/06	Aaa	108,062
17,000,000	e		3.000	12/17/07	Aaa	16,660
8,500,000			3.375	07/15/08	Aaa	8,374
20,000,000			3.875	01/12/09	Aaa	19,963
13,900,000			4.125	04/15/09	Aaa	13,990
53,100,000		Federal Home Loan Bank (FHLB)	4.570	10/17/08	Aaa	53,282
		Federal Home Loan Mortgage Corp (FHLMC)
3,000,000			7.100	04/10/07	Aaa	3,164
6,705,000			3.500	04/28/08	Aaa	6,620
15,000,000			3.500	05/21/08	Aaa	14,761
5,000,000			3.600	05/22/08	Aaa	4,938

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account
				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE (000)

$ 9,250,000	e		3.875	06/15/08	Aaa	$9,247
138,000,000			7.000	03/15/10	Aaa	155,573
13,720,000			4.125	07/12/10	Aaa	13,766
36,399,000	e		5.875	03/21/11	Aa2	39,254
30,000,000			6.375	08/01/11	Aa2	30,651
20,000,000	e		4.500	01/15/15	Aaa	20,359
		Federal National Mortgage Association (FNMA)
16,000,000	e,d		3.125	07/15/06	Aaa	15,890
26,000,000	e		2.625	11/15/06	Aaa	25,599
63,000,000	e		5.000	01/15/07	Aaa	64,111
61,000,000			3.750	05/17/07	Aaa	60,839
17,000,000			4.000	05/23/07	Aaa	16,976
45,500,000	e		3.410	08/30/07	Aaa	44,994
71,900,000			3.100	09/06/07	Aaa	71,861
55,000,000			3.020	09/12/07	Aaa	54,959
34,800,000			4.125	06/16/08	Aaa	34,708
28,520,000	e		3.375	12/15/08	Aaa	28,019
77,300,000			7.125	06/15/10	Aaa	87,931
13,960,801			4.330	11/01/11	Aaa	13,939
4,250,000			6.470	09/25/12	Aaa	4,846
7,931,242			4.400	10/01/12	Aaa	7,863
4,662,085			4.736	10/01/13	Aaa	4,758
2,498,899			4.759	02/01/14	Aaa	2,557
3,136,951			4.440	04/01/14	Aaa	3,137
34,000,000	e		4.625	10/15/14	Aaa	34,920
8,250,000			6.210	08/06/38	Aaa	10,378
4,000,000		Private Export Funding Corp	5.340	03/15/06	Aaa	4,044

		TOTAL AGENCY SECURITIES				1,110,993

FOREIGN GOVERNMENT BONDS - 2.45%
5,000,000		Brazilian Government International Bond	10.500	07/14/14	B1	5,913
5,500,000		Canada Government International Bond	6.750	08/28/06	Aaa	5,692
4,000,000		Chile Government International Bond	5.500	01/15/13	Baa1	4,258
5,000,000		Federal Republic of Germany	3.875	06/01/10	Aaa	4,985
2,000,000		Hokkaido Tohoku Development Finance Public Corp	4.250	06/09/15	Aaae	1,983
4,500,000	e	Italy Government International Bond	4.500	01/21/15	Aa2	4,566
5,000,000		Korea Development Bank	5.750	09/10/13	A3	5,351
		Mexico Government International Bond
3,000,000			4.625	10/08/08	Baa1	3,020
10,000,000			6.375	01/16/13	Baa1	10,720
6,152,000	e		5.875	01/15/14	Baa1	6,410
8,000,000	e		6.750	09/27/34	Baa1	8,420
		Province of British Columbia Canada
5,000,000			4.625	10/03/06	Aa1	5,049
13,000,000			5.375	10/29/08	Aa1	13,548
		Province of Manitoba Canada
5,000,000			4.250	11/20/06	Aa2	5,026
7,000,000	e		4.450	04/12/10	Aa2	7,132
		Province of Ontario
5,000,000			7.000	08/04/05	Aa2	5,014
5,000,000	e		5.500	10/01/08	Aa2	5,226
3,500,000	e		5.125	07/17/12	Aa2	3,715
7,650,000	e		4.500	02/03/15	Aa2	7,749
		Province of Quebec Canada
7,000,000			4.600	05/26/15	A1	7,076
10,000,000			7.500	09/15/29	A1	13,901
2,000,000		Province of Saskatchewan Canada	7.375	07/15/13	Aa3	2,424
2,750,000	e	Turkey Government International Bond	7.375	02/05/25	B1	2,724

		TOTAL FOREIGN GOVERNMENT BONDS				139,902

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE (000)

MORTGAGE BACKED SECURITIES - 33.64%
$ 8,000,000		Federal Home Loan Bank (FHLB)	4.000	04/05/07		$7,996
		Federal Home Loan Mortgage Corp Gold (FGLMC)
65,000,000	h		5.500	07/14/05		65,894
58,000,000	h		4.500	07/19/05		57,728
145,000,000	h		5.000	08/11/05		144,683
268,591			7.000	09/01/10		281
8,000,000			6.875	09/15/10		9,055
550,114			6.000	04/01/11		569
1,115,188			7.000	07/01/13		1,167
9,744,336			4.375	04/15/15		9,750
4,124,047			6.500	12/01/16		4,292
12,845,054			5.000	05/01/18		13,000
22,748,396	d		5.000	06/01/18		23,022
8,613,067			4.500	10/01/18		8,581
4,997,780			4.500	11/01/18		4,979
5,816,391			5.500	01/01/19		5,973
1,369,220			7.000	10/01/20		1,445
134,357			7.000	05/01/23		142
2,008,442			6.000	10/01/23		2,070
1,768,720			6.000	11/01/23		1,823
1,237,227			8.000	01/01/31		1,332
326,444			7.000	11/01/31		344
1,017,127			7.000	12/01/31		1,071
209,594			7.000	12/01/31		221
179,473			7.000	12/01/31		189
55,310			7.000	12/01/31		58
77,457			7.000	12/01/31		82
101,651			7.000	12/01/31		107
290,406			7.000	12/01/31		306
500,646			7.000	01/01/32		527
91,605			7.000	01/01/32		96
739,313			8.000	02/01/32		796
7,043,422			5.500	11/01/33		7,148
13,569,519			6.000	11/01/33		13,923
8,098,704			5.500	12/01/33		8,219
40,658,010	d		5.500	12/01/33		41,275
5,801,691			6.000	02/01/34		5,953
3,761,022			5.500	12/01/34		3,816
8,282,791			6.000	05/01/35		8,499
4,386,536			6.000	05/01/35		4,501
3,215,533			6.000	05/01/35		3,299
7,167,478			6.000	05/01/35		7,354
3,519,538			6.000	05/01/35		3,611
8,414,426			6.000	05/01/35		8,633
13,653,067			6.000	05/01/35		14,008
7,410,485			6.000	05/01/35		7,603
34,929,786	h		5.500	06/01/35		35,440
10,235,228			6.000	06/01/35		10,502
		Federal National Mortgage Association (FNMA)
179,000,000	h		5.000	08/25/35		178,608
207,000,000	h		6.000	07/14/05		212,175
102,000,000	h		6.500	07/14/05		105,538
35,000,000	h		5.000	07/19/05		35,383
57,000,000	h		5.500	08/16/05		58,425
122,934			6.000	12/01/08		126
1,145,118			6.500	05/01/09		1,191
36,900,000	e		4.125	05/15/10		37,082
189,246			7.500	11/01/10		200

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

		MATURITY	MOODYS
PRINCIPAL	RATE	DATE	RATING +	VALUE (000)

$ 16,856	8.000	06/01/11		$18
21,387	8.000	06/01/11		23
64,944	8.000	06/01/11		69
12,742	8.000	06/01/11		14
44,810	8.000	07/01/11		48
1,062,224	7.500	02/01/15		1,125
2,676,951	7.500	04/01/15		2,833
2,820,524	7.500	04/01/15		2,986
49,149	6.500	02/01/16		51
169,479	6.500	03/01/16		177
117,229	6.500	04/01/16		122
2,158,206	6.500	10/01/16		2,248
1,405,355		6.500	11/01/16	1,464
1,156,106		6.000	11/01/17	1,196
3,673,522		6.000	12/01/17	3,800
8,279,324		6.000	01/01/18	8,563
2,870,720		6.000	02/01/18	2,970
5,562,773		6.500	02/01/18	5,794
10,886,612		5.500	03/01/18	11,182
44,880,170	d	5.500	04/01/18	46,099
5,929,622		5.500	04/01/18	6,091
1,854,382		5.500	04/01/18	1,905
6,096,977		6.000	04/01/18	6,307
2,956,385		6.500	04/01/18	3,079
482,686		5.500	05/01/18	496
26,990,801		4.500	12/01/18	26,887
1,641,148		6.000	01/01/19	1,694
252,172		6.000	02/01/19	260
22,691,430		5.000	04/01/19	22,958
19,718,515		4.500	11/01/19	19,644
388,431		8.000	03/01/23	419
9,827,299		5.000	12/01/23	9,907
3,147,347		5.500	02/01/24	3,213
6,190,485		5.500	07/01/24	6,317
962,675		8.000	07/01/24	1,038
8,780,609		5.500	08/01/24	8,961
207,921		9.000	11/01/25	229
6,089,829		6.500	06/01/32	6,313
1,078,059		7.000	07/01/32	1,137
1,234,077		7.000	07/01/32	1,302
3,210,565		5.500	06/01/33	3,257
11,055,569		5.500	07/01/33	11,217
16,160,848		5.500	07/01/33	16,397
8,254,766		4.500	08/01/33	8,087
5,968,666		5.000	09/01/33	5,977
22,020,470		4.500	10/01/33	21,573
3,658,380		5.000	10/01/33	3,664
1,106,666		5.500	10/01/33	1,123
1,343,384		5.000	11/01/33	1,345
9,919,059		5.000	11/01/33	9,933
12,144,326		5.000	11/01/33	12,161
3,603,641		5.500	11/01/33	3,656
3,162,683		5.500	11/01/33	3,209
3,031,753		6.500	11/01/33	3,140
13,898,979		5.500	12/01/33	14,102
2,902,399	d	5.500	12/01/33	2,945
2,472,440		5.500	12/01/33	2,509
1,024,909		5.500	12/01/33	1,040
5,748,661		5.500	12/01/33	5,833
3,285,971		5.500	12/01/33	3,334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE (000)

$ 6,817,614			5.500	12/01/33		$6,917
5,179,023			5.500	01/01/34		5,255
10,704,157			5.500	01/01/34		10,860
17,936,020			5.500	02/01/34		18,198
12,540,795			5.500	03/01/34		12,720
8,231,937			5.500	09/01/34		8,349
8,441,541			5.500	09/01/34		8,562
5,941,750			5.500	09/01/34		6,027
4,998,291			5.500	10/01/34		5,070
3,169,846			5.500	10/01/34		3,215
12,426,025			5.000	12/01/34		12,439
26,346,512	h		5.500	12/01/34		26,722
9,932,354			5.500	01/01/35		10,074
24,336,582			5.500	02/01/35		24,684
48,223,103	h		5.500	03/01/35		48,912
6,539,678			5.500	04/01/35		6,633
9,978,877			5.500	04/01/35		10,121
14,756,000			5.500	05/01/35		14,967
1,067,290			5.500	05/01/35		1,083
9,944,433			6.000	05/01/35		10,199
37,719,473			5.500	06/01/35		38,258
3,302,412	h		5.500	06/01/35		3,350
11,198,299			5.500	06/01/35		11,358
1,574,295			5.500	06/01/35		1,597
		Government National Mortgage Association (GNMA)
28,000,000	h		5.000	07/21/05		28,210
26,468			8.500	10/15/09		28
45,425			8.500	12/15/09		48
73,108			8.500	12/15/09		78
364,777			9.000	12/15/09		386
63,791			8.500	01/15/10		68
37,485			8.500	01/15/10		40
34,915			9.000	06/15/16		38
15,233			9.000	09/15/16		17
6,563			9.000	09/15/16		7
34,295			9.000	09/15/16		37
28,073			9.000	11/15/16		31
22,081			9.000	12/15/16		24
13,892			9.000	12/15/16		15
307,131			9.500	12/15/16		339
2,225			9.000	07/15/17		2
40,602			9.000	06/15/20		45
663,095			6.500	01/15/24		695
198,705			8.000	06/15/24		215
247,774			8.500	11/20/30		269
188,394			8.500	12/20/30		205
30,665,105	d		5.500	09/20/33		31,284
15,799,079			5.500	03/20/35		16,115

		TOTAL MORTGAGE BACKED SECURITIES				1,917,298

U.S. TREASURY SECURITIES - 14.03%
		U.S. Treasury Bond
292,490,000	e		8.000	11/15/21		421,504
49,914,000	e		5.375	02/15/31		58,922
		U.S. Treasury Note
5,550,000	e		2.000	08/31/05		5,539
4,400,000	e		2.500	09/30/06		4,341
37,500,000	e		3.750	03/31/07		37,557

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account
				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE (000)

$ 5,000,000	e		3.625	04/30/07		$4,997
27,050,000	e		4.375	05/15/07		27,409
9,650,000	e		2.750	08/15/07		9,472
16,510,000	e		3.250	08/15/07		16,377
8,150,000	e		3.000	11/15/07		8,033
3,750,000	e		3.375	02/15/08		3,723
10,000,000	e		3.750	05/15/08		10,022
1,700,000	e		3.375	09/15/09		1,677
13,000,000			3.500	02/15/10		13,142
1,000,000	e		6.500	02/15/10		1,116
33,470,000	e		4.000	03/15/10		33,835
42,524,000	e		3.875	05/15/10		42,766
38,340,000	e		3.625	06/15/10		38,172
6,650,000	e		5.750	08/15/10		7,268
2,835,000	e		5.000	02/15/11		3,012
965,000	e		4.875	02/15/12		1,025
3,550,000	e		4.000	02/15/15		3,563
23,845,000	e,h		4.125	05/15/15		24,195
19,989,492	e,k	U. S. Treasury Inflation Indexed Bonds	3.875	01/15/09		21,746

		TOTAL U.S. TREASURY SECURITIES				799,413

		TOTAL GOVERNMENT BONDS				3,967,606
		(Cost $3,902,363)

		TOTAL BONDS				5,504,017
		(Cost $5,417,880)
TIAA-CREF MUTUAL FUNDS - 0.07%
402,198	a	TIAA-CREF High-Yield Bond Fund				3,708

		TOTAL				3,708
		(Cost $3,422)
SHORT TERM INVESTMENTS - 38.28%
COMMERCIAL PAPER - 17.39%
50,070,000	d	ABN Amro North America Finance, Inc	3.220	08/15/05		49,864
38,700,000	d	American Honda Finance Corp	3.220	08/11/05		38,554
25,000,000	c,d	BellSouth Corp	3.110	07/11/05		24,977
23,100,000	c	Beta Finance, Inc	3.120	07/25/05		23,049
10,000,000	c	Cargill, Inc	3.170	07/14/05		9,988
29,280,000	d	Citigroup Global Markets Holdings, Inc	3.050	07/08/05		29,262
44,300,000	d	Coca-Cola Co	3.210	08/16/05		44,112
50,000,000	d	EI Du Pont de Nemours & Co	3.100	07/15/05		49,937
40,000,000	d	General Electric Capital Corp	3.170	07/22/05		39,924
50,000,000	d	Goldman Sachs Group, Inc	3.100	07/15/05		49,936
50,000,000	c,d	Greyhawk Funding LLC	3.160	08/08/05		49,824
39,520,000	c,d	Kitty Hawk Funding Corp	3.120	07/13/05		39,476
27,000,000	d	Merrill Lynch & Co, Inc	3.090	07/07/05		26,985
23,000,000	d	Merrill Lynch & Co, Inc	3.240	07/28/05		22,942
18,400,000		Paccar Financial Corp	3.230	07/29/05		18,352
25,051,000	c,d	Park Avenue Receivables Corp	3.090	07/06/05		25,039
20,000,000	c	Park Avenue Receivables Corp	3.150	07/19/05		19,966
50,000,000	c,d	Preferred Receivables Fundng	3.150	07/14/05		49,940
16,600,000	c	Procter & Gamble Co	3.120	07/14/05		16,580
33,400,000	c,d	Procter & Gamble Co	3.220	07/27/05		33,322
30,000,000	d	Rabobank Us Financial Corp	3.290	07/05/05		29,989
21,000,000	d	Rabobank Us Financial Corp	3.180	07/26/05		20,953
50,000,000	c,d	Ranger Funding Co LLC	3.150	07/18/05		49,922
35,700,000	d	SBC Communications, Inc	3.110	07/12/05		35,664
21,400,000		Shell Finance UK Plc	3.280	08/26/05		21,287
40,000,000	d	Societe Generale North America, Inc	3.145	07/21/05		39,928

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account
				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE (000)

$ 33,900,000	d	Ubs Finance, (Delaware), Inc	3.145	07/20/05		$33,842
18,400,000		Verizon Network Funding	3.150	07/19/05		18,370
31,600,000		Verizon Network Funding	3.310	08/17/05		31,463
47,329,000	c,d	Wal-Mart Stores, Inc	3.050	07/06/05		47,308

		TOTAL COMMERCIAL PAPER				990,755

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 2.04%
53,500,000	d	Federal Home Loan Bank (FHLB)	2.970	07/14/05		53,438
30,900,000	d	Federal National Mortgage Association (FNMA)	2.970	07/01/05		30,900
32,130,000	d	Federal National Mortgage Association (FNMA)	3.090	08/03/05		32,034

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES				116,372

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 18.85%
1,074,218,000		Bank of New York Institutional Cash Reserve Fund	3.320	07/01/05		1,074,507

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				1,074,507

		TOTAL SHORT-TERM INVESTMENTS				2,181,634
		(Cost $2,181,611)

		TOTAL PORTFOLIO - 134.92%				7,689,359
		(Cost $7,602,913)
		OTHER ASSETS AND LIABILITIES, NET - (34.92%)				(1,990,017)

		NET ASSETS - 100%				$5,699,342

	a	Affiliated Holding
	c	Commercial Paper issued under the Private Placement exemption
		under Section 4(2) of the Securities Act of 1933.
	d	All or a portion of these securities have been segregated by
		the custodian to cover securities purchased on a
		delayed delivery basis.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933
		and may be resold in transactions exempt from registration
		to qualified institutional buyers.
		At June 30, 2005, the value of these securities amounted to $91,646,928 or 1.61% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
	v	Security valued at fair value.
	+	As provided by Moody's Investors Service (Unaudited)

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Accounts use more specific industry categories in following
		their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES-BOND MARKET ACCOUNT
JANUARY 1, 2005 - JUNE 30, 2005

	VALUE AT	PURCHASE	SALES	REALIZED	DIVIDEND	SHARES AT	VALUE AT
ISSUE	December 31, 2004	COST	PROCEEDS	GAIN(LOSS)	INCOME	June 30, 2005	June 30, 2005

TIAA-CREF High-Yield Bond Fund	$3,372,521	127,951	-	-	127,951	402,198	$3,708,270

	$3,372,521	$127,951	$0	$0	$127,951		$3,708,270

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2005

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING+	VALUE (000)

BONDS - 39.07%
CORPORATE BONDS - 9.57%
ASSET BACKED - 0.80%
$10,000,000		Centex Home Equity Trust Series 2004-C (Class Af5)	5.980	06/25/34	Aaa	$10,307
5,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-1 (Class 1A4)	4.209	09/25/26	Aaa	4,989
3,318,473		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-1 (Class 1A4)	5.742	09/25/28	Aaa	3,329
5,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaa	4,976
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	992
7,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-Opt (Class M1)	3.884	06/25/34	Aa2	7,019
5,500,000		CIT Equipment Collateral Series 2005-Vt1 (Class A4)	4.360	11/20/12	Aaa	5,541
2,679,354		Countrywide Asset-Backed Certificates Series 2002-S2 (Class A5)	5.478	01/25/17	Aaa	2,684
4,158,443		Countrywide Asset-Backed Certificates Series 2004-3N (Class N)	3.514	05/25/09	Aaa	4,157
5,169,386		Countrywide Home Equity Loan Trust Series 2004-B (Class 1A)	3.440	02/15/29	Aaa	5,154
6,529,274		Wachovia Loan Trust Series 2005-Sd1 (Class A)	3.674	05/25/35	Aaa	6,529
2,761,333		Wells Fargo Home Equity Trust Series 2002-N (Class N1)	4.450	10/26/34	A	2,757

		TOTAL ASSET BACKED				58,434

BUSINESS SERVICES - 0.07%
5,000,000		Certegy Inc Note	4.750	09/15/08	Baa2	5,082

		TOTAL BUSINESS SERVICES				5,082

CHEMICALS AND ALLIED PRODUCTS - 0.43%
5,000,000		Clorox Co (Sr Note)	3.525	12/14/07	A3e	5,007
5,000,000		Gillette Co (Sr Note)	4.125	08/30/07	Aa3	5,011
1,500,000		Lubrizol Corp (Sr Note)	4.625	10/01/09	Baa3	1,501
3,000,000		Merck & Co, Inc Deb	5.950	12/01/28	Aa3	3,330
5,000,000		Praxair, Inc Note	3.950	06/01/13	A3	4,837
6,000,000		Procter & Gamble Co Bond	5.800	08/15/34	Aa3	6,716
4,500,000		Valspar Corp	6.000	05/01/07	Baa2	4,620

		TOTAL CHEMICALS AND ALLIED PRODUCTS				31,022

COMMUNICATIONS - 0.86%
1,050,000		360 Communications Co Note	6.650	01/15/08	A2	1,107
4,650,000	g	ALLTEL Ohio LP (Guarantee Note)	8.000	08/15/10	A2	5,403
1,184,000		AT&T Corp (Sr Note)	9.050	11/15/11	Ba1	1,365
3,170,000		Comcast Cable Communications Holdings, Inc (Guarantee Note)	8.375	03/15/13	Baa2	3,866
2,000,000		Comcast Corp (Guarantee Note)	7.050	03/15/33	Baa2	2,359
5,000,000	g	COX Communications, Inc Note	4.625	01/15/10	Baa3e	4,980
2,000,000	e	GTE North, Inc Deb	5.650	11/15/08	A1	2,061
4,949,000		Hearst-Argyle Television, Inc (Sr Note)	7.000	01/15/18	Baa3	5,472
2,500,000		New Cingular Wireless Services, Inc (Sr Note)	7.875	03/01/11	Baa2	2,906
1,500,000		New Cingular Wireless Services, Inc (Sr Note)	8.750	03/01/31	Baa2	2,103
5,000,000		New England Telephone & Tele Note	7.650	06/15/07	A3	5,271

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING+	VALUE (000)

$ 2,500,000		SBC Communications, Inc Note	6.250	03/15/11	A2	$2,720
3,000,000		SBC Communications, Inc Note	5.100	09/15/14	A2	3,065
500,000		SBC Communications, Inc Bond	6.450	06/15/34	A2	563
1,500,000		Sprint Capital Corp (Guarantee Note)	6.000	01/15/07	Baa3	1,539
8,500,000		Sprint Capital Corp Note	8.375	03/15/12	Baa3	10,238
1,000,000		Tele-Communications-TCI Group Deb	9.800	02/01/12	Baa2	1,273
6,500,000		Verizon Wireless Capital LLC Note	5.375	12/15/06	A3	6,619

		TOTAL COMMUNICATIONS				62,910

DEPOSITORY INSTITUTIONS - 1.69%
6,000,000		AmSouth Bancorp Deb	6.750	11/01/25	A3	7,270
5,000,000		Fifth Third Bank (Sub Note)	4.750	02/01/15	Aa2e	5,037
5,000,000		First Chicago Corp (Sub Note)	6.375	01/30/09	A1	5,350
2,000,000		Greenpoint Financial Corp (Sr Note)	3.200	06/06/08	A2	1,938
5,000,000		Hudson United Bank/Mahwah NJ (Sub Note)	7.000	05/15/12	Baa3	5,596
3,000,000		JPMorgan Chase & Co (Sub Note)	7.875	06/15/10	A1	3,445
5,000,000		M&I Marshall & Ilsley Bank Note	3.544	06/16/10	Aa3	4,997
2,500,000		Mellon Funding Corp (Guarantee Note)	4.875	06/15/07	A1	2,540
5,000,000		Mellon Funding Corp (Guarantee Note)	6.400	05/14/11	A2	5,502
5,000,000		Mercantile Bankshares Corp (Sub Note)	4.625	04/15/13	A2	4,997
5,000,000		National City Bank of Indiana Note	4.875	07/20/07	Aa3	5,077
1,500,000		Northern Trust Co (Sub Note)	6.300	03/07/11	A1	1,655
3,500,000		Northern Trust Co (Sub Note)	4.600	02/01/13	A1	3,530
5,000,000		NTC Capital Trust (Guarantee Note)	3.661	01/15/27	A2	4,776
3,000,000		PNC Bank NA (Sub Note)	5.250	01/15/17	A2	3,099
2,401,000		Regions Financial Corp/Old (Sub Note)	7.750	09/15/24	A2	3,167
3,000,000		Sovereign Bank Note	4.000	02/01/08	Baa1	2,973
10,228,000		SunTrust Banks, Inc (Sub Note)	6.000	02/15/26	A1	11,507
1,475,000		SunTrust Banks, Inc Deb	6.000	01/15/28	A1	1,658
1,820,000		Union Planters Bank NA Note	5.125	06/15/07	Aa3	1,854
3,560,000		UnionBanCal Corp (Sub Note)	5.250	12/16/13	A3	3,659
4,500,000		US Bancorp (Sr Note)	5.100	07/15/07	Aa2	4,590
1,112,000		US Bank NA (Sub Note)	6.375	08/01/11	Aa2	1,233
3,000,000		US Bank NA (Sub Note)	6.300	02/04/14	Aa2	3,378
4,875,000		Wachovia Corp Deb	6.550	10/15/35	A1	5,817
3,000,000		Washington Mutual Bank FA (Sub Note)	5.650	08/15/14	A3	3,165
2,000,000		Webster Bank (Sub Note)	5.875	01/15/13	Baa3	2,120
5,000,000	e	Wells Fargo & Co Note	3.510	09/15/09	Aa1	5,002
5,000,000		World Savings Bank FSB Note	3.524	09/16/09	Aa3	5,006
3,000,000		Zions Bancorp (Sub Note)	6.000	09/15/15	Baa1	3,264

		TOTAL DEPOSITORY INSTITUTIONS				123,202

EATING AND DRINKING PLACES - 0.07%
5,000,000		McDonald's Corp Note	5.750	03/01/12	A2	5,382

		TOTAL EATING AND DRINKING PLACES				5,382

ELECTRIC, GAS, AND SANITARY SERVICES - 0.51%
4,000,000		AGL Capital Corp Bond	6.000	10/01/34	Baa1	4,372
5,000,000		Atmos Energy Corp (Sr Note)	5.125	01/15/13	Baa3	5,072
5,000,000		Energen Corp (Sr Note)	3.618	11/15/07	Baa2	5,002
5,000,000		KeySpan Corp Note	4.900	05/16/08	A3	5,087
5,000,000		National Fuel Gas Co Note	5.250	03/01/13	Baa1	5,145

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING+	VALUE (000)

$ 1,000,000		Nisource Finance Corp (Guarantee Note)	3.200	11/01/06	Baa3	$987
5,000,000		UGI Utilities, Inc Note	7.250	11/01/17	A3	5,874
4,000,000		Washington Gas Light Note	7.310	10/30/07	A2	4,255
1,000,000		Washington Gas Light Note	6.620	10/23/26	A2	1,164

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				36,958

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.17%
4,000,000		Emerson Electric Co Note	5.750	11/01/11	A2	4,301
5,000,000		Idaho Power Co (First Mortgage Bond)	6.000	11/15/32	A3	5,672
2,000,000		Pedernales Electric Cooperative (First Mortgage Bond)	6.202	11/15/32	Aaa	2,320

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				12,293

FABRICATED METAL PRODUCTS - 0.04%
3,000,000		Illinois Tool Works, Inc Note	5.750	03/01/09	Aa3	3,149

		TOTAL FABRICATED METAL PRODUCTS				3,149

FOOD AND KINDRED PRODUCTS - 0.51%
5,000,000		Bottling Group LLC (Guarantee Note)	4.625	11/15/12	Aa3	5,075
5,000,000		Campbell Soup Co Note	5.000	12/03/12	A3	5,139
5,000,000		Coca-Cola Enterprises, Inc Deb	8.500	02/01/22	A2	6,848
5,000,000		General Mills, Inc Note	5.125	02/15/07	Baa2	5,071
4,000,000		HJ Heinz Finance Co (Guarantee Note)	6.625	07/15/11	A3	4,471
5,000,000		Kellogg Co Note	6.600	04/01/11	Baa1	5,568
5,000,000		PepsiAmericas, Inc Note	4.875	01/15/15	Baa1	5,088

		TOTAL FOOD AND KINDRED PRODUCTS				37,260

FOOD STORES - 0.08%
5,000,000		Kroger Co (Guarantee Note)	8.050	02/01/10	Baa2	5,667

		TOTAL FOOD STORES				5,667

FURNITURE AND FIXTURES - 0.06%
4,000,000		Leggett & Platt, Inc Note	4.700	04/01/13	A2	4,037

		TOTAL FURNITURE AND FIXTURES				4,037

GENERAL BUILDING CONTRACTORS - 0.16%
3,000,000		Centex Corp (Sr Note)	4.550	11/01/10	Baa2	2,966
3,000,000	g	M/I Homes, Inc (Sr Note)	6.875	04/01/12	Ba2	2,910
3,000,000	h	MDC Holdings, Inc (Sr Note)	5.375	07/01/15	Baa3	3,007
2,000,000		Ryland Group, Inc Note	5.375	05/15/12	Baa3	2,037
1,000,000	g	Toll Brothers Finance Corp Note	5.15	05/15/15	Baa3	997

		TOTAL GENERAL BUILDING CONTRACTORS				11,917

GENERAL MERCHANDISE STORES - 0.01%
500,000		Target Corp Note	4.000	06/15/13	A2	486

		TOTAL GENERAL MERCHANDISE STORES				486

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING+	VALUE (000)

HOLDING AND OTHER INVESTMENT OFFICES - 0.32%
$ 5,000,000		AvalonBay Communities, Inc Note	6.625	09/15/11	Baa1	$5,491
2,000,000		EOP Operating LP (Guarantee Note)	5.875	01/15/13	Baa2	2,122
5,711,000		Healthcare Realty Trust, Inc (Sr Note)	8.125	05/01/11	Baa3	6,586
5,000,000		iStar Financial, Inc	5.375	04/15/10	Baa3	5,074
2,000,000	g	Simon Property Group LP Note	5.100	06/15/15	Baa2	1,998
2,000,000		Vornado Realty LP Note	5.625	06/15/07	Baa2	2,037

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				23,308

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.31%
5,880,000		Deere & Co Deb	8.500	01/09/22	A3	8,166
5,000,000		Hewlett-Packard Co Note	6.500	07/01/12	A3	5,565
4,000,000	g	IBM Canada Credit Services Co (Guarantee Note)	3.750	11/30/07	A1	3,955
3,000,000		International Business Machines Corp Deb	6.220	08/01/27	A1	3,422
1,255,000		Smith International, Inc (Sr Note)	7.000	09/15/07	Baa1	1,318

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				22,426

INSTRUMENTS AND RELATED PRODUCTS - 0.25%
5,000,000		Beckman Coulter, Inc (Sr Note)	6.875	11/15/11	Baa3	5,612
4,500,000		Becton Dickinson & Co Note	7.150	10/01/09	A2	5,010
5,000,000		Boston Scientific Corp Note	5.450	06/15/14	Baa1	5,237
2,000,000		Thermo Electron Corp Note	5.000	06/01/15	Baa1	2,001

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				17,860

INSURANCE CARRIERS - 0.61%
3,000,000		Chubb Corp (Sr Note)	5.200	04/01/13	A2	3,107
3,500,000		Cincinnati Financial Corp (Sr Note)	6.125	11/01/34	A2	3,851
3,000,000		First American Corp Note	5.700	08/01/14	Baa2	3,090
5,000,000		Jefferson-Pilot Life Funding Trust I Note	3.250	06/02/08	Baa3	4,998
4,000,000		Lincoln National Corp Note	5.250	06/15/07	A3	4,077
2,000,000	e	Markel Corp Note	6.800	02/15/13	Baa3	2,200
3,000,000		Markel Corp (Sr Note)	7.350	08/15/34	Baa3	3,366
2,000,000	g	Nationwide Life Global Funding I Note	2.750	05/15/07	Aa3	1,950
3,500,000	g	Pricoa Global Funding I Note	4.625	06/25/12	Aa3	3,524
5,000,000		Protective Life Secured Trust (Secured Note)	3.360	05/16/08	Aa3	4,997
1,500,000		Prudential Funding LLC Note	6.600	05/15/08	A1	1,599
5,000,000		UnitedHealth Group, Inc Note	3.375	08/15/07	A2	4,922
3,000,000		WellPoint, Inc Note	4.250	12/15/09	Baa1	2,985

		TOTAL INSURANCE CARRIERS				44,666

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.04%
3,000,000		Blyth, Inc (Sr Note)	5.500	11/01/13	Baa3	3,060

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				3,060

MISCELLANEOUS RETAIL - 0.07%
4,914,583	g	CVS Corp	5.298	01/11/27	A3	5,112

		TOTAL MISCELLANEOUS RETAIL				5,112

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING+	VALUE (000)

MOTION PICTURES - 0.21%
$ 6,000,000		Historic TW, Inc (Guarantee Note)	6.625	05/15/29	Baa1	$6,697
3,000,000		Time Warner, Inc (Guarantee Note)	6.875	05/01/12	Baa1	3,386
5,000,000		Walt Disney Co Note	5.500	12/29/06	Baa1	5,099

		TOTAL MOTION PICTURES				15,182

NONDEPOSITORY INSTITUTIONS - 0.44%
5,000,000		American Express Centurion Bank Note	3.396	11/16/09	Aa3	5,005
5,000,000		Capital One Bank (Sr Note)	5.125	02/15/14	Baa2	5,063
4,000,000		CIT Group Funding Co of Canada Note	4.650	07/01/10	A2e	4,021
3,295,000		Countrywide Home Loans, Inc Note	3.250	05/21/08	A3	3,196
2,500,000		Countrywide Home Loans, Inc (Guarantee Note)	4.000	03/22/11	A3	2,415
5,000,000		Key Bank National Association Note	5.000	07/17/07	A1	5,081
3,000,000		Popular North America, Inc (Sr Note)	3.875	10/01/08	A3	2,956
4,000,000		SLM Corp Note	5.000	10/01/13	A2	4,105

		TOTAL NONDEPOSITORY INSTITUTIONS				31,842

OIL AND GAS EXTRACTION - 0.27%
5,000,000		Anadarko Finance Co (Guarantee Note)	7.500	05/01/31	Baa1	6,324
5,000,000	g	Eog Resources Canada Inc (Guarantee Note)	4.750	03/15/14	Baa1	5,055
3,900,000		Ocean Energy, Inc (Guarantee Note)	4.375	10/01/07	Baa3	3,905
2,000,000		Valero Logistics Operations LP (Guarantee Note)	6.050	03/15/13	Baa3	2,120
2,000,000		XTO Energy, Inc	5.300	06/30/15	Baa3	2,039

		TOTAL OIL AND GAS EXTRACTION				19,443

OTHER MORTGAGE BACKED SECURITIES - 0.61%
6,000,000		Banc of America Commercial Mortgage, Inc Series 2002-2 (Class A3)	5.118	07/11/43	Aaa	6,230
10,000,000		Banc of America Commercial Mortgage, Inc Series 2004-4 (Class A6)	4.877	07/10/42	Aaa	10,200
3,000,000		Banc of America Commercial Mortgage, Inc Series 2005-1 (Class B)	4.999	11/10/42	Aa	3,110
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	1,055
9,000,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	9,442
10,000,000		Merrill Lynch Mortgage Trust Series 2003-Key1 (Class A4)	5.236	11/12/35	Aaa	10,468
4,000,000		Wachovia Bank Commercial Mortgage Trust Series 2002-C2 (Class A4)	4.980	11/15/34	Aaa	4,125

		TOTAL OTHER MORTGAGE BACKED SECURITIES				44,630

PAPER AND ALLIED PRODUCTS - 0.17%
5,000,000	g	Bemis Co Note	4.875	04/01/12	Baa1	5,009
5,000,000		Kimberly-Clark Corp Note	5.000	08/15/13	Aa2	5,171
2,000,000		Rock-Tenn Co (Sr Note)	8.200	08/15/11	Ba3	2,055

		TOTAL PAPER AND ALLIED PRODUCTS				12,235

PETROLEUM AND COAL PRODUCTS - 0.07%
5,000,000		Sunoco, Inc (Sr Note)	4.875	10/15/14	Baa2	5,037

		TOTAL PETROLEUM AND COAL PRODUCTS				5,037

PIPELINES, EXCEPT NATURAL GAS - 0.07%
2,500,000		Kinder Morgan Energy Partners LP (Sr Note)	7.300	08/15/33	Baa1	3,030
2,500,000		Kinder Morgan Energy Partners LP Note	5.800	03/15/35	Baa1	2,512

		TOTAL PIPELINES, EXCEPT NATURAL GAS				5,542

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			MATURITY	MOODYS
PRINCIPAL		RATE	DATE	RATING+	VALUE (000)

PRIMARY METAL INDUSTRIES - 0.08%
$ 5,000,000	Hubbell, Inc Note	6.375	05/15/12	A3	$5,562

	TOTAL PRIMARY METAL INDUSTRIES				5,562

PRINTING AND PUBLISHING - 0.14%
5,000,000	Dow Jones & Co, Inc (Sr Note)	3.875	02/15/08	A2	4,978
3,000,000	EW Scripps Co (Sr Note)	4.300	06/30/10	A2	2,993
2,000,000	New York Times Co Note	5.000	03/15/15	A2	2,055

	TOTAL PRINTING AND PUBLISHING				10,026

RAILROAD TRANSPORTATION - 0.07%
185,000	Norfolk Southern Corp Bond	7.800	05/15/27	Baa1	244
4,815,000	Norfolk Southern Corp	5.640	05/17/29	Baa1e	5,018

	TOTAL RAILROAD TRANSPORTATION				5,262

SECURITY AND COMMODITY BROKERS - 0.11%
3,000,000	Goldman Sachs Group LP Note	4.500	06/15/10	Aa3e	3,009
2,500,000	Goldman Sachs Group, Inc Bond	6.875	01/15/11	Aa3	2,783
2,000,000	Goldman Sachs Group, Inc (Guarantee Note)	6.345	02/15/34	A1	2,161

	TOTAL SECURITY AND COMMODITY BROKERS				7,953

TRANSPORTATION BY AIR - 0.11%
5,000,000	JetBlue Airways Corp	3.718	11/15/16	Aaa	4,901
3,000,000	Southwest Airlines Co	5.125	03/01/17	Baa1	2,943

	TOTAL TRANSPORTATION BY AIR				7,844

TRANSPORTATION EQUIPMENT - 0.07%
5,000,000	Harsco Corp (Sr Note)	5.125	09/15/13	A3	5,143

	TOTAL TRANSPORTATION EQUIPMENT				5,143

TRANSPORTATION SERVICES - 0.03%
2,000,000	GATX Corp	5.697	01/02/25	Baa2	2,065

	TOTAL TRANSPORTATION SERVICES				2,065

WHOLESALE TRADE-DURABLE GOODS - 0.06%
4,000,000	Johnson & Johnson Deb	4.950	05/15/33	Aaa	4,094

	TOTAL WHOLESALE TRADE-DURABLE GOODS				4,094

	TOTAL CORPORATE BONDS				696,091
	(Cost $705,531)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			MATURITY	MOODYS
PRINCIPAL		RATE	DATE	RATING+	VALUE (000)

GOVERNMENT BONDS - 29.50%
AGENCY SECURITIES - 8.17%
	Federal Farm Credit Bank (FFCB)
$ 20,000,000		3.875	01/12/09	Aaa	$19,963
5,340,000		5.250	08/13/19	Aaa	5,751
	Federal Home Loan Mortgage Corp (FHLMC)
10,000,000		7.000	07/15/05	Aaa	10,013
9,250,000		3.500	04/01/08	Aaa	9,150
6,000,000		3.500	04/28/08	Aaa	5,924
13,000,000		3.500	05/21/08	Aaa	12,793
15,000,000		3.875	06/15/08	Aaa	14,995
11,000,000		7.000	03/15/10	Aaa	12,401
10,000,000		4.125	07/12/10	Aaa	10,034
21,910,000		5.875	03/21/11	Aa2	23,628
		Federal National Mortgage Association (FNMA)
50,000,000	d		3.125	07/15/06	Aaa	49,655
4,000,000			5.000	01/15/07	Aaa	4,071
1,200,000			7.125	03/15/07	Aaa	1,265
10,000,000			3.750	05/17/07	Aaa	9,974
19,000,000			3.410	08/30/07	Aaa	18,789
60,000,000			3.100	09/06/07	Aaa	59,968
20,000,000			3.020	09/12/07	Aaa	19,985
3,000,000			4.125	06/16/08	Aaa	2,992
17,225,000			3.375	12/15/08	Aaa	16,923
39,500,000			7.125	06/15/10	Aaa	44,932
20,000,000			6.000	05/15/11	Aaa	21,967
24,978,227			4.358	06/01/11	Aaa	25,133
10,000,000			5.500	07/18/12	Aaa	10,009
4,972,968			5.100	04/01/13	Aaa	5,120
2,921,799			4.440	07/01/13	Aaa	2,926
3,241,432			4.019	08/01/13	Aaa	3,172
3,392,969			4.518	05/01/14	Aaa	3,418
4,486,921			4.265	06/01/14	Aaa	4,433
3,247,992			4.530	10/01/14	Aaa	3,267
15,500,000	e		4.625	10/15/14	Aaa	15,919
16,570,000			5.240	08/07/18	Aaa	17,366
3,988,000		Israel Government Trust Certificate	0.00	11/15/05	N/R	3,937
		Overseas Private Investment Corp
5,061,662			0.000	12/16/06	N/R	5,125
5,063,381			0.000	12/16/06	N/R	5,127
1,586,685			0.000	12/16/06	N/R	1,607
2,231,261			0.000	12/16/06	N/R	2,259
11,689,749			0.000	12/16/06	N/R	11,837
23,053,496			0.000	12/16/06	N/R	23,344
10,100,000			0.000	09/15/08	N/R	10,524
7,710,000			4.050	11/15/14	N/R	7,556
9,416,055			3.740	04/15/15	N/R	9,222
		Petrodrill Four Ltd
2,475,009			4.240	01/15/16	N/R	2,458
2,750,010			4.390	04/15/16	N/R	2,765
		Private Export Funding Corp
4,000,000			5.340	03/15/06	Aaa	4,044
5,000,000			4.550	05/15/15	N/R	5,066
9,845,080	g	US Trade Funding Corp	4.260	11/15/14	N/R	9,861
20,025,000		Tennessee Valley Authority	5.880	04/01/36	Aaa	24,009

		TOTAL AGENCY SECURITIES				594,677

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING+	VALUE (000)

FOREIGN GOVERNMENT BONDS - 0.95%
$ 1,500,000		Hokkaido Tohoku Development Finance Public Corp	4.25	06/19/15	Aaa	$1,487
5,000,000		Federal Republic of Germany	3.875	06/01/10	Aaa	4,985
3,000,000		Italy Government International Bond	4.500	01/21/15	Aa2	3,044
4,750,000		Province of Manitoba Canada	4.450	04/12/10	Aa2	4,839
5,000,000		Province of Ontario	4.500	02/03/15	Aa2	5,065
		Province of Quebec Canada
10,000,000			4.600	05/26/15	A1	10,108
11,000,000			7.500	09/15/29	A1	15,291
20,000,000		Province of Saskatchewan Canada	7.375	07/15/13	Aa3	24,243

		TOTAL FOREIGN GOVERNMENT BONDS				69,062

MORTGAGE BACKED SECURITIES - 13.53%
		Federal Home Loan Mortgage Corp (FHLMC)
8,000,000			6.875	09/15/10		9,055
4,872,168			4.375	04/15/15		4,875
		Federal Home Loan Mortgage Corp Gold (FGLMC)
4,000,000	h		5.500	07/14/05		4,055
45,000,000	h		5.000	08/11/05		44,902
372,129			6.000	03/01/11		385
1,074,042			6.500	12/01/16		1,118
1,482,661			6.000	12/01/17		1,533
3,985,120			5.000	06/01/18		4,033
8,206,913			4.500	10/01/18		8,176
11,029,041			4.500	11/01/18		10,988
10,116,864			4.500	11/01/18		10,079
12,551,269			4.500	01/01/19		12,506
5,283,368	d		5.500	01/01/19		5,426
4,681,103			5.000	02/01/19		4,736
13,990,635			5.000	02/01/19		14,155
1,141,017	d		7.000	10/01/20		1,204
53,774			7.000	05/01/23		57
735,414	d		8.000	01/01/31		792
910,858			6.500	08/01/32		944
10,347,023			6.000	06/01/33		10,617
9,230,183			5.500	09/01/33		9,367
7,582,784			5.500	09/01/33		7,695
2,045,146			6.000	11/01/33		2,098
20,801,772			5.500	12/01/33		21,117
3,913,807			6.000	02/01/34		4,016
7,159,405			6.000	02/01/34		7,346
2,869,239			5.500	12/01/34		2,911
1,967,682			6.000	05/01/35		2,019
2,671,884			6.000	05/01/35		2,741
3,939,337			6.000	05/01/35		4,042
1,512,934			6.000	05/01/35		1,552
1,826,819			6.000	05/01/35		1,874
3,569,798			6.000	05/01/35		3,663

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

		Federal National Mortgage Association (FNMA)
$ 63,000,000	h		6.000	07/14/05	$64,575
15,000,000	h		6.500	07/14/05	15,520
16,000,000	h		5.000	07/19/05	16,175
95,000,000	h		5.000	08/11/05	94,792
40,000,000	h		5.500	08/16/05	41,000
6,600,000			4.125	05/15/10	6,633
96,332			7.500	06/01/11	102
11,209			8.000	06/01/11	12
36,051			8.000	06/01/11	38
89,620			8.000	07/01/11	96
57,532			7.500	08/01/11	61
23,004			7.500	09/01/11	24
3,313			7.500	09/01/11	4
2,215			7.500	10/01/11	2
64,628			7.500	10/01/11	68
12,780			7.500	10/01/11	14
532,415			7.000	04/01/12	558
70,942			6.500	09/01/12	74
28,021			8.500	11/01/14	31
737,390			6.500	10/01/16	768
2,991,915	d		6.500	04/01/17	3,116
4,932,129			6.000	11/01/17	5,101
6,317,141			6.000	11/01/17	6,534
3,067,055			6.000	01/01/18	3,172
1,914,925			6.000	02/01/18	1,981
1,678,312			6.500	02/01/18	1,748
5,446,377			5.500	03/01/18	5,594
14,437,367	d		5.500	04/01/18	14,829
927,191			5.500	04/01/18	952
101,280			5.500	05/01/18	104
19,932,369			5.000	07/01/18	20,171
19,689,313			5.500	11/01/18	20,224
8,413,405			5.000	12/01/18	8,514
6,798,287			5.000	01/01/19	6,880
1,073,297			6.000	01/01/19	1,108
1,080,459			6.000	02/01/19	1,115
9,882,300			5.000	03/01/19	9,998
106,530			8.000	03/01/23	115
1,573,673			5.500	02/01/24	1,606
266,339			8.000	07/01/24	287
7,061,704			6.500	11/01/32	7,320
2,003,908			5.500	06/01/33	2,033
2,076,538			5.500	07/01/33	2,107
2,437,587			5.500	07/01/33	2,473
3,519,629			4.500	08/01/33	3,448
6,076,453			6.000	08/01/33	6,232
3,193,690			5.000	11/01/33	3,198
975,448			5.500	11/01/33	990
1,077,164			5.500	11/01/33	1,093
2,848,624			5.500	11/01/33	2,890
3,235,952			5.500	11/01/33	3,283
4,144,241			5.500	11/01/33	4,205
4,529,255			5.500	11/01/33	4,595
3,373,753			5.500	11/01/33	3,423
26,857,587	d		5.500	11/01/33	27,250
770,910			5.500	12/01/33	782
1,119,366			5.500	12/01/33	1,136
766,993			5.500	12/01/33	778
2,096,577			5.500	12/01/33	2,127

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

$ 789,135			5.500	12/01/33	$801
2,589,511			5.500	01/01/34	2,627
1,759,884			4.500	05/01/34	1,722
95,364			4.500	05/01/34	93
80,844			4.500	05/01/34	79
1,972,665			4.500	05/01/34	1,930
89,188			4.500	06/01/34	87
137,961			4.500	06/01/34	135
1,478,507			4.500	06/01/34	1,447
86,943			4.500	06/01/34	85
365,321			4.500	06/01/34	357
1,771,249			4.500	06/01/34	1,733
252,930			4.500	07/01/34	247
268,560			4.500	07/01/34	263
80,704			4.500	07/01/34	79
132,130			4.500	08/01/34	129
1,950,178			4.500	08/01/34	1,908
1,459,980			6.500	08/01/34	1,511
118,790			4.500	09/01/34	116
8,103,281			6.500	09/01/34	8,389
18,630,815			5.000	11/01/34	18,657
5,834,624			5.500	01/01/35	5,918
20,064,027			5.500	01/01/35	20,350
48,673,165			5.500	02/01/35	49,367
997,908			5.500	03/01/35	1,012
15,694,114	h		5.500	04/01/35	15,918
3,639,328			5.500	04/01/35	3,691
4,534,206			5.500	04/01/35	4,599
3,594,450			5.500	04/01/35	3,646
40,414,282	h		5.500	04/01/35	40,992
6,866,195			5.500	05/01/35	6,964
1,467,415			5.500	05/01/35	1,488
1,177,774			5.500	05/01/35	1,195
1,462,065			5.500	05/01/35	1,483
5,672,738			5.500	06/01/35	5,754
4,760,644			5.500	06/01/35	4,829
4,775,160			5.500	06/01/35	4,843
		Government National Mortgage Association (GNMA)
12,241			8.500	09/15/09	13
61,082			8.500	10/15/09	65
8,973			8.500	12/15/09	10
352,692			9.000	12/15/09	373
5,000,000	h,v		5.220	08/01/15	5,136
285,547			9.000	12/15/17	312
18,713			9.000	08/15/20	21
195,686			8.000	06/15/22	212
67,424			6.500	08/15/23	71
58,645			6.500	08/15/23	62
55,151			6.500	09/15/23	58
10,000,000			4.500	11/16/29	10,022
828,253	d		6.500	05/20/31	862
6,858,770			6.000	05/15/33	7,080
264,441			5.000	06/20/33	266
12,000,000			4.385	08/16/30	12,004
8,402,545	h		5.000	09/15/33	8,480
6,484,853			5.500	09/15/33	6,630
24,167,248	d		5.500	09/20/33	24,655
17,613,688	h		5.000	10/15/33	17,775
250,579			5.000	03/20/34	252
4,071,937			5.000	06/20/34	4,096

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

$ 386,395			5.000	07/20/34		$389
2,804,733			5.000	02/20/35		2,821
11,872,547			5.000	03/20/35		11,942
2,962,326			5.500	03/20/35		3,022

		TOTAL MORTGAGE BACKED SECURITIES				984,209

MUNICIPAL BONDS - 0.10%
4,000,000		City of Dallas, Texas	5.078	02/15/22		4,182
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30		3,191

		TOTAL MINUCIPAL BOND				7,373

U.S. TREASURY SECURITIES - 6.75%
		U.S. Treasury Bond
103,825,000			8.000	11/15/21		149,608
14,540,000	e		5.375	02/15/31		17,173
		U.S. Treasury Note
20,000,000	e		1.875	12/31/05		19,850
11,200,000	e		2.750	06/30/06		11,114
69,950,000	e		2.375	08/15/06		69,043
2,850,000			2.500	09/30/06		2,812
1,000,000	e		2.625	11/15/06		987
3,110,000	e		3.000	12/31/06		3,081
6,100,000			3.125	01/31/07		6,052
10,440,000	e		3.750	03/31/07		10,456
3,750,000	e		3.625	04/30/07		3,748
1,600,000	h		3.625	06/30/07		1,599
2,950,000	e		2.750	08/15/07		2,896
1,000,000	e		3.000	11/15/07		986
10,130,000	e		3.375	02/15/08		10,057
14,090,000	e		3.750	05/15/08		14,121
28,100,000			3.500	02/15/10		28,407
35,760,000	e		3.875	05/15/10		35,964
15,030,000	e,h		3.625	06/15/10		14,964
5,000,000	e		5.750	08/15/10		5,464
9,531,000	e		4.000	02/15/15		9,566
60,900,000	e,h		4.125	05/15/15		61,795
10,498,932	k	U.S. Treasury Inflation Indexed Bond	3.875	01/15/09		11,426

		TOTAL U.S. TREASURY SECURITIES				491,169

		TOTAL GOVERNMENT BONDS				2,146,490
		(Cost $2,098,843)

		TOTAL BONDS				2,842,581
		(Cost $2,804,374)
SHARES

PREFERRED STOCKS - 0.00%
HOLDING AND OTHER INVESTMENT OFFICES - 0.00%
150		Simon Property Group L.P.	6.000		Baa3	9

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				9

		TOTAL PREFERRED STOCKS				9
		(Cost $7)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

COMMON STOCKS - 59.83%
AMUSEMENT AND RECREATION SERVICES - 0.01%
3,600		International Speedway Corp (Class A)	$203
11,648	e*	Sunterra Corp	189

		TOTAL AMUSEMENT AND RECREATION SERVICES	392

APPAREL AND ACCESSORY STORES - 0.43%
74,770		American Eagle Outfitters, Inc	2,292
750	e*	AnnTaylor Stores Corp	18
35,889	e	Bebe Stores, Inc	950
10,900		Burlington Coat Factory Warehouse Corp	465
3,700	*	Casual Male Retail Group, Inc	27
21,300		Cato Corp (Class A)	440
67,100	*	Chico's FAS, Inc	2,300
55,408		Foot Locker, Inc	1,508
326,630		Gap, Inc	6,451
137,761	*	Kohl's Corp	7,702
176,220		Limited Brands, Inc	3,775
63,219		Nordstrom, Inc	4,297
38,284		Ross Stores, Inc	1,107
24,120	*	Wilsons The Leather Experts, Inc	160

		TOTAL APPAREL AND ACCESSORY STORES	31,492

APPAREL AND OTHER TEXTILE PRODUCTS - 0.04%
3,800	*	Gymboree Corp	52
32,316	*	Hartmarx Corp	325
48,512	*	Innovo Group, Inc	104
5,000		Kellwood Co	135
43,154		Liz Claiborne, Inc	1,716
21,971		Russell Corp	449

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	2,781

AUTO REPAIR, SERVICES AND PARKING - 0.02%
24,600	e	Bandag, Inc	1,133
20,795	*	Midas, Inc	478
3,400		Ryder System, Inc	124

		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,735

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.05%
600	e*	Advance Auto Parts	39
23,591	e*	Autozone, Inc	2,181
27,200	*	Carmax, Inc	725
14,532	*	Copart, Inc	346

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	3,291

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.85%
7,955		Fastenal Co	$487
1,004,126		Home Depot, Inc	39,061
383,054		Lowe's Cos	22,301

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	61,849

BUSINESS SERVICES - 3.88%
213,900	*	3Com Corp	779
4,500	e	Administaff, Inc	107
176,562	e	Adobe Systems, Inc	5,053
15,700	e*	Agile Software Corp	99
66,744	e*	Akamai Technologies, Inc	876
15,325	e*	Aquantive, Inc	272
12,367	*	Arbinet-thexchange Inc	83
49,392	*	Ariba, Inc	286
20,916	*	Aspect Communications Corp	235
30,351	*	Audible Inc	527
99,115	*	Autobytel, Inc	479
70,407	e*	Autodesk, Inc	2,420
427,650	e	Automatic Data Processing, Inc	17,948
32,485	*	Bankrate Inc	654
89,457	e*	BEA Systems, Inc	785
28,252	e*	Bisys Group, Inc	422
12,256	e*	Blue Coat Systems, Inc	366
35,799	e*	BMC Software, Inc	643
60,862	*	Cadence Design Systems, Inc	831
71,007	*	Ceridian Corp	1,383
9,200	*	Checkfree Corp	313
17,571	*	Citrix Systems, Inc	381
34,118	*	Click Commerce Inc	784
214,916	*	CMGI, Inc	406
72,373	e*	CNET Networks, Inc	850
99,628	*	Cogent Communications Group Inc	662
4,800		Cognex Corp	126
60,912	*	Cognizant Technology Solutions Corp	2,871
89,838	*	Compuware Corp	646
104,201	*	Convergys Corp	1,482
6,200	*	CSG Systems International, Inc	118
19,671	*	Cybersource Corp	144
24,300		Deluxe Corp	987
2,603	e*	Digital River, Inc	83
75,453	*	DST Systems, Inc	3,531
21,400	*	Earthlink, Inc	185
415,844	*	eBay, Inc	13,727
8,599	*	eFunds Corp	155
90,878	*	Electronic Arts, Inc	5,145
368,927	e	Electronic Data Systems Corp	7,102
4,175	*	Equinix, Inc	181
1,800	*	eSpeed, Inc (Class A)	16
17,086	*	F5 Networks, Inc	807
11,850		Fair Isaac Corp	433
107,614	*	Fiserv, Inc	4,622
14,043	*	Gartner, Inc (Class B)	149
12,500	*	Getty Images, Inc	928
54,908	*	Google, Inc (Class A)	16,151
4,310	*	Greg Manning Auctions, Inc	52
25,783		Henry (Jack) & Associates, Inc	472
2,800	*	Hudson Highland Group, Inc	44
2,600	*	iGate Corp	9

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

123,843		IMS Health, Inc	$3,068
9,400	e*	Informatica Corp	79
107,386	e*	Innovative Solutions & Support, Inc	3,605
8,109	*	Internet Security Systems, Inc	165
4,432	e*	Interwoven, Inc	33
3,900	*	Intrado, Inc	58
54,832	*	Intuit, Inc	2,473
37,000	e*	Ipass, Inc	224
39,174	*	Iron Mountain, Inc	1,215
78,613	e*	iVillage, Inc	470
175,353	e*	Juniper Networks, Inc	4,415
7,057	e*	Jupitermedia Corp	121
3,011	*	Kforce, Inc	25
30,399	*	Lamar Advertising Co	1,300
53,370	*	Lionbridge Technologies	362
27,204	*	Macromedia, Inc	1,040
6,548	e	Manpower, Inc	260
15,736	e*	Marchex, Inc	237
69,719	*	Matrixone, Inc	349
38,313	*	Mercury Interactive Corp	1,470
3,840,893		Microsoft Corp	95,408
46,510	*	Monster Worldwide, Inc	1,334
2,900	*	NDCHealth Corp	52
2,000	e*	Netratings, Inc	27
220,909	e*	NIC, Inc	1,021
222,200	*	Novell, Inc	1,378
124,709		Omnicom Group, Inc	9,959
6,600	*	Online Resources Corp	75
1,498,149	e*	Oracle Corp	19,776
33,209	*	Packeteer, Inc	468
11,400	*	Parametric Technology Corp	73
16,200	*	Pegasystems, Inc	96
19,700	*	Perot Systems Corp (Class A)	280
28,034	*	Pixar	1,403
1,500	*	Radisys Corp	24
32,799	*	Red Hat, Inc	430
64,008		Robert Half International, Inc	1,598
4,600	*	RSA Security, Inc	53
26,353	*	Sapient Corp	209
1,300	*	Secure Computing Corp	14
46,300	*	Seebeyond Technology Corp	194
156,600		Siebel Systems, Inc	1,394
6,300	*	SonicWALL, Inc	34
40,437	*	Spherion Corp	267
9,750		SS&C Technologies, Inc	309
3,800		Startek, Inc	62
2,700	*	Stellent, Inc	20
1,543,479	*	Sun Microsystems, Inc	5,757
141,293	*	SunGard Data Systems, Inc	4,969
1,300	*	Sykes Enterprises, Inc	12
210,204	*	Symantec Corp	4,570
13,290	*	Synopsys, Inc	222
9,384	*	TeleTech Holdings, Inc	76
35,400	e*	TIBCO Software, Inc	232
94,572		Total System Services, Inc	2,279
19,460	e*	Travelzoo, Inc	639
55,752	*	Unisys Corp	353
21,267		United Online, Inc	231

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

7,706	*	United Rentals, Inc	$156
13,535	*	Universal Compression Holdings, Inc	491
32,414	*	Vasco Data Security International	314
7,496	*	Ventiv Health, Inc	145
126,642	*	VeriSign, Inc	3,642
140,500	*	Veritas Software Corp	3,428
8,300	e*	WebEx Communications, Inc	219
3,800	*	Wind River Systems, Inc	60

		TOTAL BUSINESS SERVICES	282,532

CHEMICALS AND ALLIED PRODUCTS - 5.05%
242,398	*	Aastrom Biosciences Inc	759
20,443	e*	Abgenix, Inc	175
23,736	e*	Adolor Corp	220
240,826		Air Products & Chemicals, Inc	14,522
4,000	e*	Albany Molecular Research, Inc	56
8,770	e*	Alexion Pharmaceuticals, Inc	202
6,874	e*	Alkermes, Inc	91
31,521	e*	American Pharmaceutical Partners, Inc	1,300
673,257	*	Amgen, Inc	40,705
12,652	*	Arena Pharmaceuticals, Inc	86
4,700	*	Arqule, Inc	30
4,001	*	Array Biopharma, Inc	25
7,705	e*	Atherogenics, Inc	123
20,827	*	AVANIR Pharmaceuticals	58
132,000	e	Avery Dennison Corp	6,991
203,200	e	Avon Products, Inc	7,691
77,934	*	Barr Pharmaceuticals, Inc	3,799
63,884	e*	Benthley Pharmaceuticals, Inc	700
70,160	e*	Bioenvision, Inc	511
141,434	*	Biogen Idec, Inc	4,872
45,257	e*	BioMarin Pharmaceutical, Inc	339
63,624	e*	Bone Care International, Inc	2,098
57,000		Cabot Corp	1,881
19,166	*	Cell Genesys, Inc	103
39,717	*	Cell Therapeutics, Inc	108
11,828	*	Cephalon, Inc	471
11,600	*	Charles River Laboratories International, Inc	560
24,996	*	Chattem, Inc	1,035
107,144		Clorox Co	5,970
266,800		Colgate-Palmolive Co	13,316
24,200	*	Connetics Corp	427
10,938	*	Cotherix Inc	111
15,500	*	Cubist Pharmaceuticals, Inc	204
48,064	*	Curis, Inc	187
10,381	*	Cypress Bioscience, Inc	137
1,900		Dade Behring Holdings, Inc	124
56,374	e*	Dendreon Corp	295
45,503		Diagnostic Products Corp	2,154
15,999	*	Digene Corp	443
9,791	*	Discovery Laboratories, Inc	71
84,779	*	Dov Pharmaceutical, Inc	1,582
349,215	*	Durect Corp	1,778
7,541	*	Dusa Pharmaceuticals, Inc	70
196,600		Ecolab, Inc	6,362
90,786	e*	Encysive Pharmaceuticals, Inc	981
141,600		Engelhard Corp	4,043
72,114	*	Eon Labs, Inc	2,210

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

12,727	e*	EPIX Pharmaceuticals, Inc	$113
700		Estee Lauder Cos (Class A)	27
169,685	e*	First Horizon Pharmaceutical	3,231
215,832	*	Forest Laboratories, Inc	8,385
145,497	*	Genzyme Corp	8,743
22,156	*	Geron Corp	171
250,086	*	Gilead Sciences, Inc	11,001
545,453		Gillette Co	27,616
41,266		H.B. Fuller Co	1,406
2,500	*	Hi-Tech Pharmacal Co, Inc	80
35,884	*	Idexx Laboratories, Inc	2,237
30,057	*	Immucor, Inc	870
47,200	*	Immunogen, Inc	273
97,808	e*	Impax Laboratories, Inc	1,536
24,513	*	Inspire Pharmaceuticals, Inc	206
6,900	e*	InterMune, Inc	90
41,681	e*	Inverness Medical Innovations, Inc	1,138
13,585	e*	Invitrogen Corp	1,131
162,950	*	King Pharmaceuticals, Inc	1,698
16,217	*	Kos Pharmaceuticals, Inc	1,062
32,400	*	KV Pharmaceutical Co (Class A)	543
9,275	e*	Ligand Pharmaceuticals, Inc (Class B)	64
4,800		Lubrizol Corp	202
37,436		Mannatech, Inc	712
34,085	*	Martek Biosciences Corp	1,294
47,348	*	Medarex, Inc	394
59,422		Medicis Pharmaceutical Corp (Class A)	1,885
100,322	*	MedImmune, Inc	2,681
1,198,558		Merck & Co, Inc	36,916
33,600	*	MGI Pharma, Inc	731
108,616	*	Millennium Pharmaceuticals, Inc	1,007
256,616		Mylan Laboratories, Inc	4,937
3,254	*	Myogen, Inc	23
76,865	*	Nabi Biopharmaceuticals	1,171
46,923	*	Nastech Pharmaceutical Co, Inc	668
7,500		Nature's Sunshine Products, Inc	131
32,567	*	NBTY, Inc	845
4,000	e*	Neurocrine Biosciences, Inc	168
34,047	*	NitroMed, Inc	662
7,009	*	Northfield Laboratories, Inc	100
36,005	*	Noven Pharmaceuticals, Inc	629
3,412	e*	NPS Pharmaceuticals, Inc	39
5,567	e*	Nuvelo, Inc	43
1,500	e*	OraSure Technologies, Inc	15
18,505	*	OSI Pharmaceuticals, Inc	756
119,787	e*	Pain Therapeutics, Inc	809
20,700	e*	Par Pharmaceutical Cos, Inc	658
63,742	*	Penwest Pharmaceuticals Co	753
126,765		Perrigo Co	1,767
41,695	e*	Pharmion Corp	968
2,200	*	Pioneer Cos, Inc	48
83,891	e*	Pozen, Inc	688
248,454		Praxair, Inc	11,578
1,260,238		Procter & Gamble Co	66,478
23,666	*	Progenics Pharmaceuticals	494
23,161	e*	Protein Design Labs, Inc	468
30,887	*	Renovis, Inc	472
167,154		Rohm & Haas Co	7,746
30,000		RPM International, Inc	548
58,884	*	Salix Pharmaceuticals Ltd	1,040

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

55,729	*	Sepracor, Inc	$3,344
86,075		Sigma-Aldrich Corp	4,824
156,363	*	StemCells, Inc	658
41,426	*	SuperGen, Inc	205
16,038	e*	Tanox, Inc	188
11,300	e*	United Therapeutics Corp	545
20,881	e*	USANA Health Sciences, Inc	883
26,431	e*	Vertex Pharmaceuticals, Inc	445
16,600	*	Vicuron Pharmaceuticals, Inc	463
101,172	*	Watson Pharmaceuticals, Inc	2,991
52,533	e*	Zymogenetics, Inc	925

		TOTAL CHEMICALS AND ALLIED PRODUCTS	367,592

COMMUNICATIONS - 2.87%
6,097	e	Alaska Communications Systems Group, Inc	60
119,340		Alltel Corp	7,432
402,967		AT&T Corp	7,672
161,341	e*	Avaya, Inc	1,342
896,929	e	BellSouth Corp	23,831
17,100	e	Citizens Communications Co	230
757,332	e*	Comcast Corp (Class A)	23,250
365,769	e*	Comcast Corp (Special Class A)	10,955
13,409	*	Dobson Communications Corp (Class A)	57
12,515	e*	Foundry Networks, Inc	108
176,003	e*	IAC/InterActiveCorp	4,233
7,649	*	j2 Global Communications, Inc	263
86,336	*	Liberty Global, Inc	4,029
38,748	*	NCR Corp	1,361
400,293	*	Nextel Communications, Inc (Class A)	12,933
6,200	e*	NII Holdings, Inc (Class B)	396
23,261	e*	Novatel Wireless, Inc	290
28,235	*	NTL, Inc	1,932
1,600	*	Regent Communications, Inc	9
1,925,995	e	SBC Communications, Inc	45,742
438,030		Sprint Corp	10,990
39,962	*	Tivo, Inc	267
52,026	*	Univision Communications, Inc (Class A)	1,433
1,363,195	e	Verizon Communications, Inc	47,098
5,100	*	West Corp	196
71,693	e*	XM Satellite Radio Holdings, Inc	2,413

		TOTAL COMMUNICATIONS	208,522

DEPOSITORY INSTITUTIONS - 5.86%
150,155	e	AmSouth Bancorp	3,904
3,750		Astoria Financial Corp	107
443,324	e	BB&T Corp	17,720
754	*	Capital Crossing Bank	26
92,783		Comerica, Inc	5,363
1,413		Commerce Bancorp, Inc	43
1,077		Commercial Capital Bancorp, Inc	18
403,224		Fifth Third Bancorp	16,617
6,300		First Horizon National Corp	266
36,914		Fremont General Corp	898
178,870		Golden West Financial Corp	11,516
18,500		Hibernia Corp (Class A)	614
1,952		International Bancshares Corp	55
2,016,984		JPMorgan Chase & Co	71,240

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

287,911		KeyCorp	$9,544
49,800	e	M & T Bank Corp	5,237
32,800		Marshall & Ilsley Corp	1,458
252,683		Mellon Financial Corp	7,249
524,331		National City Corp	17,890
41,200		New York Community Bancorp, Inc	747
143,652		North Fork Bancorp, Inc	4,035
121,422		Northern Trust Corp	5,536
2,091		Partners Trust Financial Group, Inc	22
6,093		People's Bank	184
229,663		PNC Financial Services Group, Inc	12,507
30,733		Popular, Inc	774
357,315	e	Regions Financial Corp	12,106
42,600		Sovereign Bancorp, Inc	952
149,174		State Street Corp	7,198
261,472		SunTrust Banks, Inc	18,889
130,894	e	Synovus Financial Corp	3,753
1,360,612		U.S. Bancorp	39,730
27,032		UnionBanCal Corp	1,809
6,670		W Holding Co, Inc	68
1,033,085		Wachovia Corp	51,241
820,962		Washington Mutual, Inc	33,405
1,022,788		Wells Fargo & Co	62,983
6,400		Zions Bancorp	471

		TOTAL DEPOSITORY INSTITUTIONS	426,175

EATING AND DRINKING PLACES - 0.57%
4,843	e	Bob Evans Farms, Inc	113
154,400		Darden Restaurants, Inc	5,092
800		Lone Star Steakhouse & Saloon, Inc	24
1,175,801		McDonald's Corp	32,628
14,800		Outback Steakhouse, Inc	670
1,900		Triarc Cos (Class B)	28
56,151		Wendy's International, Inc	2,676

		TOTAL EATING AND DRINKING PLACES	41,231

EDUCATIONAL SERVICES - 0.02%
30,563	*	Career Education Corp	1,119
700	*	Corinthian Colleges, Inc	9
1,700	*	DeVry, Inc	34
1,900	*	Laureate Education, Inc	91

		TOTAL EDUCATIONAL SERVICES	1,253

ELECTRIC, GAS, AND SANITARY SERVICES - 3.22%
492,654	e*	AES Corp	8,070
116,931	e	AGL Resources, Inc	4,519
112,032		Allete, Inc	5,590
22,585		Aqua America, Inc	672
642,931	e*	Aquila, Inc	2,321
38,206		Atmos Energy Corp	1,100
232,840		Avista Corp	4,328
124,737	e	Black Hills Corp	4,597
5,300		California Water Service Group	199
14,500		Cascade Natural Gas Corp	297

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

27,585	*	Casella Waste Systems, Inc (Class A)	$331
293,371	e	Cleco Corp	6,328
3,400		Connecticut Water Service, Inc	85
19,600	e	Crosstex Energy, Inc	947
453,255		DPL, Inc	12,442
305,132		Empire District Electric Co	7,311
28,400		Energen Corp	995
750		EnergySouth, Inc	21
400,340		Hawaiian Electric Industries, Inc	10,733
228,600		Idacorp, Inc	7,002
296,657		KeySpan Corp	12,074
326,432	e	Kinder Morgan, Inc	27,159
8,200		Laclede Group, Inc	260
35,264		Metal Management, Inc	682
88,593		MGE Energy, Inc	3,223
2,666		Middlesex Water Co	52
235,097		National Fuel Gas Co	6,797
2,900		New Jersey Resources Corp	140
140,770		Nicor, Inc	5,796
563,115		NiSource, Inc	13,926
8,300		Northwest Natural Gas Co	317
512,348		OGE Energy Corp	14,827
51,415		Otter Tail Corp	1,405
103,254		Peoples Energy Corp	4,487
645,280		Pepco Holdings, Inc	15,448
24,370		Piedmont Natural Gas Co, Inc	585
573,300		Puget Energy, Inc	13,404
124,072		Questar Corp	8,176
34,491		Resource America, Inc (Class A)	1,329
245,817	*	Sierra Pacific Resources	3,060
22,200		SJW Corp	1,044
5,400		South Jersey Industries, Inc	330
14,099	*	Southern Union Co	346
57,800		UGI Corp	1,613
192,201		Unisource Energy Corp	5,910
13,058	*	Waste Connections, Inc	487
84,414		Western Gas Resources, Inc	2,946
41,700		WGL Holdings, Inc	1,403
500,335		Williams Cos, Inc	9,506

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	234,620

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.03%
8,400	e*	Adaptec, Inc	33
56,642	e*	ADC Telecommunications, Inc	1,233
3,023	e*	Advanced Energy Industries, Inc	24
210,195	e*	Advanced Micro Devices, Inc	3,645
14,620	e*	Agere Systems, Inc	175
162,200	*	Altera Corp	3,215
77,993	e	American Power Conversion Corp	1,840
3,555	e*	American Superconductor Corp	33
176,790		Ametek, Inc	7,399
5,400	e*	Amkor Technology, Inc	24
119,618		Analog Devices, Inc	4,463
54,420	e*	Andrew Corp	694
6,411	e*	Arris Group, Inc	56
53,100	e*	Artesyn Technologies, Inc	462
30,000		Baldor Electric Co	730
79,519	*	Broadcom Corp (Class A)	2,824

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

23,320	*	Broadwing Corp	$108
2,200		C&D Technologies, Inc	20
46,995	*	C-COR, Inc	322
355,116	*	CIENA Corp	742
2,611,627	*	Cisco Systems, Inc	49,908
132,544	*	Comverse Technology, Inc	3,135
27,847	*	Conexant Systems, Inc	45
1,800		CTS Corp	22
39,073	e*	Ditech Communications Corp	254
82,112	*	Emcore Corp	339
440,300		Emerson Electric Co	27,576
3,411	e*	EndWave Corp	162
10,485	e*	Energizer Holdings, Inc	652
28,195	e*	Finisar Corp	30
16,700	*	Greatbatch, Inc	399
24,800		Harman International Industries, Inc	2,018
15,041	*	Harmonic, Inc	73
2,700		Helix Technology Corp	36
5,700	*	Integrated Device Technology, Inc	61
2,692,525		Intel Corp	70,167
29,012	*	Interdigital Communications Corp	508
12,700	e	Intersil Corp (Class A)	238
59,373	*	InterVoice, Inc	512
5,722	*	IXYS Corp	81
5,800	*	Kemet Corp	37
2,000	*	Lifeline Systems, Inc	64
3,100		Lincoln Electric Holdings, Inc	103
229,966	*	LSI Logic Corp	1,952
1,671,312	*	Lucent Technologies, Inc	4,864
25,583	*	Mattson Technology, Inc	183
102,718	e	Maxim Integrated Products, Inc	3,925
66,429	*	McData Corp (Class A)	266
18,700		Microchip Technology, Inc	554
265,591	*	Micron Technology, Inc	2,712
5,651	e*	Mobility Electronics, Inc	52
82,093		Molex, Inc	2,138
1,011,468		Motorola, Inc	18,469
235,717	*	MRV Communications, Inc	512
3,705	e*	Mykrolis Corp	53
157,400		National Semiconductor Corp	3,468
135,913	e*	Network Appliance, Inc	3,842
25,190	*	Novellus Systems, Inc	622
3,266	*	Openwave Systems, Inc	54
129,014	*	Optical Communication Products, Inc	245
1,700		Park Electrochemical Corp	43
172,972	*	Pixelworks, Inc	1,484
5,200	*	Plexus Corp	74
5,600	e*	Polycom, Inc	83
3,800	*	Power-One, Inc	24
8,800	*	Powerwave Technologies, Inc	90
1,453	*	QLogic Corp	45
693,566		Qualcomm, Inc	22,895
87,544	*	Quantum Fuel Systems Technologies Worldwide, Inc	438
31,424		Scientific-Atlanta, Inc	1,045
528,449	e*	Sirius Satellite Radio, Inc	3,424
5,696	*	Spatialight, Inc	32
11,400	*	Standard Microsystems Corp	267
8,405	*	Symmetricom, Inc	87
1,400		Technitrol, Inc	20

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

56,053		Teleflex, Inc	$3,328
265,220	*	Tellabs, Inc	2,307
125,172	*	Terayon Communication Systems, Inc	387
734,264		Texas Instruments, Inc	20,611
63,300	*	Thomas & Betts Corp	1,788
75,359	*	Transwitch Corp	154
4,819	*	Trident Microsystems, Inc	109
5,500	*	Triquint Semiconductor, Inc	18
900	e*	TTM Technologies, Inc	7
12,440	*	UTStarcom, Inc	93
2,600		Vicor Corp	35
95,428	*	Vishay Intertechnology, Inc	1,133
104,900	*	Vitesse Semiconductor Corp	219
32,995	*	Westell Technologies, Inc	197
13,207		Whirlpool Corp	926
127,200		Xilinx, Inc	3,244
138,795	e*	Zhone Technologies, Inc	465
5,200	*	Zoltek Cos, Inc	58

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	293,503

ENGINEERING AND MANAGEMENT SERVICES - 0.29%
16,862	e*	Amylin Pharmaceuticals, Inc	353
42,902	e*	Antigenics, Inc	232
24,675	e*	Applera Corp (Celera Genomics Group)	271
86,121	e*	Ariad Pharmaceuticals, Inc	574
52,912	e*	BearingPoint, Inc	388
49,165	e*	CuraGen Corp	253
9,318	*	CV Therapeutics, Inc	209
130,985	*	Decode Genetics, Inc	1,230
2,727	e*	DiamondCluster International, Inc	31
3,288	e*	Digitas, Inc	38
1,420	e*	Hewitt Associates, Inc	38
18,436	*	ICOS Corp	390
92,116	e*	Incyte Corp	659
40,810	*	Isis Pharmaceuticals, Inc	160
28,041	*	Lexicon Genetics, Inc	139
16,090	*	Lifecell Corp	254
25,220	*	Luminex Corp	248
145,828		Moody's Corp	6,556
28,840	*	Neopharm, Inc	288
214,126		Paychex, Inc	6,968
5,500	*	Pharmaceutical Product Development, Inc	258
7,444	e*	PRG-Schultz International, Inc	21
21,643	e*	Regeneron Pharmaceuticals, Inc	182
9,996	*	Rigel Pharmaceuticals, Inc	199
63,430	*	Savient Pharmaceuticals, Inc	280
88,520	*	Seattle Genetics, Inc	474
1,600	*	Sourcecorp	32
26,200	e*	Telik, Inc	426
15,200	*	Trimeris, Inc	152

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	21,303

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

FABRICATED METAL PRODUCTS - 0.38%
62,880		Commercial Metals Co	$1,498
30,274		Dynamic Materials Corp	1,171
133,900	e*	Global Power Equipment Group, Inc	1,065
15,906		Gulf Island Fabrication, Inc	316
270,700		Illinois Tool Works, Inc	21,569
11,067	*	Jacuzzi Brands, Inc	119
11,398		Silgan Holdings, Inc	641
27,846		Snap-On, Inc	955
3,800		Sun Hydraulics Corp	138
3,600		Valmont Industries, Inc	93

		TOTAL FABRICATED METAL PRODUCTS	27,565

FOOD AND KINDRED PRODUCTS - 2.09%
171,725		Campbell Soup Co	5,284
1,182,800		Coca-Cola Co	49,382
97,300		Coca-Cola Enterprises, Inc	2,142
201,409		General Mills, Inc	9,424
241,350		H.J. Heinz Co	8,549
146,800		Hershey Foods Corp	9,116
3,000		Hormel Foods Corp	88
179,263		Kellogg Co	7,966
23,900		McCormick & Co, Inc (Non-Vote)	781
50,600		Pepsi Bottling Group, Inc	1,448
907,304		PepsiCo, Inc	48,931
126,545		Wrigley (Wm.) Jr Co	8,711

		TOTAL FOOD AND KINDRED PRODUCTS	151,822

FOOD STORES - 0.38%
330,521	e	Albertson's, Inc	6,835
436,276	*	Kroger Co	8,302
17,760	e*	Pathmark Stores, Inc	156
203,754	*	Starbucks Corp	10,526
13,300		Whole Foods Market, Inc	1,573

		TOTAL FOOD STORES	27,392

FURNITURE AND FIXTURES - 0.47%
257,551	e*	BE Aerospace, Inc	4,026
58,202		Hillenbrand Industries, Inc	2,942
213,478		Johnson Controls, Inc	12,025
55,444		Leggett & Platt, Inc	1,474
312,073		Masco Corp	9,911
158,910		Newell Rubbermaid, Inc	3,788

		TOTAL FURNITURE AND FIXTURES	34,166

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

FURNITURE AND HOMEFURNISHINGS STORES - 0.18%
107,795	*	Bed Bath & Beyond, Inc	$4,504
92,500	e	Best Buy Co, Inc	6,341
61,694		Circuit City Stores, Inc (Circuit City Group)	1,067
1,911	*	GameStop Corp (Class B)	57
200	*	Mohawk Industries, Inc	17
53,247		RadioShack Corp	1,234
4,200	*	Restoration Hardware, Inc	34
800	*	Williams-Sonoma, Inc	32

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	13,286

GENERAL BUILDING CONTRACTORS - 0.45%
301	e*	Avatar Holdings, Inc	15
9,654	e	Beazer Homes U.S.A., Inc	552
7,009		Brookfield Homes Corp	320
30,700		Centex Corp	2,170
127,400	e	D.R. Horton, Inc	4,792
48,400	e	KB Home	3,690
37,000		Lennar Corp (Class A)	2,348
3,520		Lennar Corp (Class B)	207
292	e	M/I Homes, Inc	16
29,214		MDC Holdings, Inc	2,403
117,668		Pulte Homes, Inc	9,914
29,562		Ryland Group, Inc	2,243
23,300		Standard-Pacific Corp	2,049
21,000	*	Toll Brothers, Inc	2,133

		TOTAL GENERAL BUILDING CONTRACTORS	32,852

GENERAL MERCHANDISE STORES - 0.92%
19,200	*	BJ's Wholesale Club, Inc	624
1,687	e	Bon-Ton Stores, Inc	33
247,815		Costco Wholesale Corp	11,107
93,865		Dollar General Corp	1,911
35,397		Family Dollar Stores, Inc	924
141,195		J.C. Penney Co, Inc	7,424
229,360		May Department Stores Co	9,211
27,800		Neiman Marcus Group, Inc (Class A)	2,694
12,800	*	Retail Ventures, Inc	175
53,000	*	Saks, Inc	1,005
25,400	*	ShopKo Stores, Inc	617
2,600		Stein Mart, Inc	57
455,025		Target Corp	24,758
258,621		TJX Cos, Inc	6,297

		TOTAL GENERAL MERCHANDISE STORES	66,837

HEALTH SERVICES - 0.52%
16,500	*	Accredo Health, Inc	749
8,252	*	Amedisys, Inc	304
4,293	e*	Bio-Reference Labs, Inc	60
160,936	*	Caremark Rx, Inc	7,165
5,000	*	Covance, Inc	224
51,026	*	Coventry Health Care, Inc	3,610
39,300	e*	DaVita, Inc	1,787
16,080	*	Edwards Lifesciences Corp	692

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

44,688	*	Express Scripts, Inc	$2,234
12,500	e*	Gentiva Health Services, Inc	223
117,248		Health Management Associates, Inc (Class A)	3,070
60,776	*	Human Genome Sciences, Inc	704
6,276		LCA-Vision, Inc	304
15,820	e*	LifePoint Hospitals, Inc	799
46,490	*	Lincare Holdings, Inc	1,899
34,964		Manor Care, Inc	1,389
1,200	*	Matria Healthcare, Inc	39
1,111	e*	Medcath Corp	31
146,950	*	Medco Health Solutions, Inc	7,841
43,403	*	Nektar Therapeutics	731
4,200	*	OCA, Inc	8
8,388		Option Care, Inc	118
40,858	e*	Specialty Laboratories, Inc	344
48,920	e*	Triad Hospitals, Inc	2,673
14,518		Universal Health Services, Inc (Class B)	903

		TOTAL HEALTH SERVICES	37,901

HOLDING AND OTHER INVESTMENT OFFICES - 1.48%
4,876	e	Acadia Realty Trust	91
207,368	e	Allied Capital Corp	6,036
7,100	e	AMB Property Corp	308
37,900	e	American Financial Realty Trust	583
33,700	e	Annaly Mortgage Management, Inc	604
28,600	e	Anworth Mortgage Asset Corp	281
178,815	e	Archstone-Smith Trust	6,906
8,800	e	Arden Realty, Inc	317
2,498		Ashford Hospitality Trust, Inc	27
36,567	e	AvalonBay Communities, Inc	2,955
68,455		Boston Properties, Inc	4,792
600		Brandywine Realty Trust	18
2,914		Cedar Shopping Centers, Inc	43
4,675		Colonial Properties Trust	206
80,458		Crescent Real Estate Equities Co	1,509
1,200		Developers Diversified Realty Corp	55
74,756		Duke Realty Corp	2,367
10,051		Equity Inns, Inc	134
548,414		Equity Office Properties Trust	18,153
286,388	e	Equity Residential	10,545
18,247	e*	FelCor Lodging Trust, Inc	264
19,546		Friedman Billings Ramsey Group, Inc	280
88,351		General Growth Properties, Inc	3,630
1,700		Gladstone Capital Corp	40
7,111	e	Glenborough Realty Trust, Inc	146
4,521	e	Government Properties Trust, Inc	44
25,208		Harris & Harris Group, Inc	300
32,500		Health Care Property Investors, Inc	879
875		Health Care REIT, Inc	33
5,594		Highland Hospitality Corp	58
15,546		Highwoods Properties, Inc	463
16,250		Hospitality Properties Trust	716
112,900	e	Host Marriott Corp	1,976
23,518	e	HRPT Properties Trust	292
2,200		Investors Real Estate Trust	21
62,000		iStar Financial, Inc	2,579
60,500		Kimco Realty Corp	3,564

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

9,265		LTC Properties, Inc	$192
18,400		Luminent Mortgage Capital, Inc	199
1,000		Macerich Co	67
900		Mack-Cali Realty Corp	41
11,100	e	MFA Mortgage Investments, Inc	83
2,680		Mid-America Apartment Communities, Inc	122
3,661		National Health Investors, Inc	103
32,404		New Plan Excel Realty Trust	880
11,150		Omega Healthcare Investors, Inc	143
600	e	Pan Pacific Retail Properties, Inc	40
5,500		Post Properties, Inc	199
102,124		Prologis	4,109
95,119	e	Public Storage, Inc	6,016
700		Regency Centers Corp	40
5,366		Senior Housing Properties Trust	101
150,278		Simon Property Group, Inc	10,894
21,806		Trustreet Properties, Inc	362
1,900		United Dominion Realty Trust, Inc	46
2,700		Universal Health Realty Income Trust	103
5,460		Urstadt Biddle Properties, Inc (Class A)	95
98,503		Vornado Realty Trust	7,920
120,825		Weingarten Realty Investors	4,739
12,116		Winston Hotels, Inc	136

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	107,845

HOTELS AND OTHER LODGING PLACES - 0.11%
7,561	*	Bluegreen Corp	132
54,780		Choice Hotels International, Inc	3,599
65,089	*	Gaylord Entertainment Co	3,026
21,467	*	Great Wolf Resorts, Inc	439
26,388	*	La Quinta Corp	246
37,368		Marcus Corp	793

		TOTAL HOTELS AND OTHER LODGING PLACES	8,235

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.68%
566,044	e	3M Co	40,925
13,500	e*	AGCO Corp	258
1,300		Alamo Group, Inc	24
2,600		Albany International Corp (Class A)	83
318,894	*	Apple Computer, Inc	11,738
649,716	e	Applied Materials, Inc	10,512
6,000	*	Astec Industries, Inc	139
28,525	e	Black & Decker Corp	2,563
81,599	*	Brocade Communications Systems, Inc	317
9,500	*	Brooks Automation, Inc	141
6,579		CDW Corp	376
7,200	*	Cirrus Logic, Inc	38
8,111	*	Cooper Cameron Corp	503
37,800		Cummins, Inc	2,820
173,230		Deere & Co	11,345
1,022,039	e*	Dell, Inc	40,381
1,000		Donaldson Co, Inc	30
17,350	*	Dril-Quip, Inc	503
958,140	*	EMC Corp	13,136
9,460	*	Emulex Corp	173
6,494	*	EnPro Industries, Inc	187

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

7,700	*	Flowserve Corp	$233
5,556	e*	FMC Technologies, Inc	178
1,396	*	Gehl Co	54
1,300	*	General Binding Corp	28
118,575		Graco, Inc	4,040
157,563	e*	Grant Prideco, Inc	4,168
1,351,023		Hewlett-Packard Co	31,763
8,764	*	Hydril	476
708,857		International Business Machines Corp	52,597
40,769	*	Jabil Circuit, Inc	1,253
2,300	*	Kulicke & Soffa Industries, Inc	18
9,944	*	Lam Research Corp	288
39,462	*	Lexmark International, Inc	2,558
6,754		Lufkin Industries, Inc	243
65,200	*	Maxtor Corp	339
42,800		Modine Manufacturing Co	1,394
80,389	*	National Oilwell Varco, Inc	3,822
8,038		NN, Inc	102
28,000		Nordson Corp	960
7,286	*	Oil States International, Inc	183
43,650	e*	PalmOne, Inc	1,299
21,800		Pentair, Inc	933
220,801		Pitney Bowes, Inc	9,616
43,700	*	Quantum Corp	130
23,832	e*	Sandisk Corp	566
20,684	e*	Scansoft, Inc	78
45,177	*	Semitool, Inc	431
75,393		Smith International, Inc	4,803
431,086	*	Solectron Corp	1,634
22,138		SPX Corp	1,018
86,524		Stanley Works	3,940
8,400	*	Storage Technology Corp	305
4,800		Tennant Co	170
800		Thomas Industries, Inc	32
8,326	*	TurboChef Technologies, Inc	149
2,986	e*	UNOVA, Inc	80
39,294	*	Varian Medical Systems, Inc	1,467
19,592	*	Western Digital Corp	263

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	267,803

INSTRUMENTS AND RELATED PRODUCTS - 2.11%
22,218	e*	Advanced Medical Optics, Inc	883
17,804	e*	Affymetrix, Inc	960
35,872	e*	Align Technology, Inc	264
131,585	e	Allergan, Inc	11,216
1,700	e	Analogic Corp	86
188,825	e	Applera Corp (Applied Biosystems Group)	3,714
5,200		Arrow International, Inc	166
3,533	e*	August Technology Corp	41
37,194		Bard (C.R.), Inc	2,474
30,955		Bausch & Lomb, Inc	2,569
438,937	e	Baxter International, Inc	16,285
16,896		Beckman Coulter, Inc	1,074
214,472		Becton Dickinson & Co	11,253
150,094		Biomet, Inc	5,199
18,512	e*	Biosite, Inc	1,018
304,790	*	Boston Scientific Corp	8,229
3,700	*	Bruker BioSciences Corp	15
5,797	e*	Cepheid, Inc	43
4,791	*	Credence Systems Corp	43
34,950		Dentsply International, Inc	1,887
3,500	*	DJ Orthopedics, Inc	96
7,094	*	Faro Technologies, Inc	193

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

20,297	*	Fisher Scientific International, Inc	$1,317
152,032		Guidant Corp	10,232
3,400	*	Hologic, Inc	135
5,331	*	I-Flow Corp	89
14,163	*	Illumina, Inc	171
2,400	*	Input/Output, Inc	15
3,000	*	Integra LifeSciences Holding	88
8,990	e*	Intuitive Surgical, Inc	419
5,100		Invacare Corp	226
15,761	e*	Ista Pharmaceuticals, Inc	131
1,300	*	Itron, Inc	58
48,670		KLA-Tencor Corp	2,127
4,317	*	Laserscope	179
25,500	e*	Lexar Media, Inc	125
28,700	*	LTX Corp	142
2,579	*	Measurement Specialties, Inc	60
650,262		Medtronic, Inc	33,677
1,700	*	Mettler-Toledo International, Inc	79
11,632	*	Millipore Corp	660
5,300	e*	MKS Instruments, Inc	90
2,600		Movado Group, Inc	49
83,569	*	Nanogen, Inc	321
3,164		Oakley, Inc	54
3,688	*	Palomar Medical Technologies, Inc	88
102,828		PerkinElmer, Inc	1,943
45,239	*	Pinnacle Systems, Inc	249
6,200	*	Respironics, Inc	224
173,852	*	St. Jude Medical, Inc	7,582
4,600		Steris Corp	119
191,130		Stryker Corp	9,090
11,200	*	Techne Corp	514
3,885		Tektronix, Inc	90
88,074	*	Thermo Electron Corp	2,367
1,600	*	Thoratec Corp	25
26,444	*	TriPath Imaging, Inc	226
1,600		Vital Signs, Inc	69
37,343	*	Waters Corp	1,388
300,273	*	Xerox Corp	4,141
101,120	*	Zimmer Holdings, Inc	7,702

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	153,969

INSURANCE AGENTS, BROKERS AND SERVICE - 0.44%
14,100		Brown & Brown, Inc	634
4,400		Crawford & Co (Class B)	33
40,010		Gallagher (Arthur J.) & Co	1,085
172,045		Hartford Financial Services Group, Inc	12,866
1,100		Hilb, Rogal & Hamilton Co	38
117,214	*	Humana, Inc	4,658
469,560		Marsh & McLennan Cos, Inc	13,007

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	32,321

INSURANCE CARRIERS - 3.72%
1,200		21st Century Insurance Group	18
155,400		Aetna, Inc	12,870
245,770		Aflac, Inc	10,637

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

39,600	e	Ambac Financial Group, Inc	$2,762
1,076,136		American International Group, Inc	62,524
850	e*	American Physicians Capital, Inc	32
17,600		Berkley (W.R.) Corp	628
144,457		Chubb Corp	12,367
89,000		Cigna Corp	9,526
128,757		Cincinnati Financial Corp	5,094
29,542	e	Erie Indemnity Co (Class A)	1,603
75,982		Fidelity National Financial, Inc	2,712
24,900		First American Corp	999
1,251	e*	FPIC Insurance Group, Inc	37
54,972	*	Health Net, Inc	2,098
2,616	*	HealthExtras, Inc	53
81,760		Jefferson-Pilot Corp	4,122
172,330		Lincoln National Corp	8,086
38,899	e	MBIA, Inc	2,307
14,100		MGIC Investment Corp	920
10,200	*	Pacificare Health Systems, Inc	729
22,800		Phoenix Cos, Inc	271
13,997	*	PMA Capital Corp (Class A)	124
800		PMI Group, Inc	31
171,325	e	Principal Financial Group	7,179
113,070		Progressive Corp	11,172
422,574		Prudential Financial, Inc	27,746
700		Radian Group, Inc	33
94,469		Safeco Corp	5,133
460,777		St. Paul Travelers Cos, Inc	18,215
718,208		UnitedHealth Group, Inc	37,447
147,488	e	UnumProvident Corp	2,702
293,508	e*	WellPoint, Inc	20,440

		TOTAL INSURANCE CARRIERS	270,617

LEATHER AND LEATHER PRODUCTS - 0.10%
199,600	*	Coach, Inc	6,701
400	*	Timberland Co (Class A)	15
14,200		Weyco Group, Inc	280

		TOTAL LEATHER AND LEATHER PRODUCTS	6,996

LEGAL SERVICES - 0.00%
3,600	*	FTI Consulting, Inc	75

		TOTAL LEGAL SERVICES	75

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%
11,695	*	Laidlaw International, Inc	282

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	282

LUMBER AND WOOD PRODUCTS - 0.01%
28,547	*	Champion Enterprises, Inc	284
3,615		Skyline Corp	144

		TOTAL LUMBER AND WOOD PRODUCTS	428

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

METAL MINING - 0.10%
68,296		Cleveland-Cliffs, Inc	$3,945
183,261		Royal Gold, Inc	3,687

		TOTAL METAL MINING	7,632

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.16%
19,178		Callaway Golf Co	296
10,758		Charles & Colvard Ltd	264
58,200	*	Identix, Inc	293
34,060	*	K2, Inc	432
2,400	e*	Leapfrog Enterprises, Inc	27
9,675		Marine Products Corp	141
463,424		Mattel, Inc	8,481
28,761	*	RC2 Corp	1,081
57,100		Russ Berrie & Co, Inc	731
2,500	*	Steinway Musical Instruments, Inc	73

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	11,819

MISCELLANEOUS RETAIL - 0.80%
152,855	*	Amazon.com, Inc	5,056
4,500	e*	Barnes & Noble, Inc	175
403,342		CVS Corp	11,725
15,723	*	Dollar Tree Stores, Inc	377
62,013	e*	GSI Commerce, Inc	1,039
13,700		Michaels Stores, Inc	567
12,328	*	NeighborCare, Inc	409
77,755	*	Office Depot, Inc	1,776
16,503	*	Overstock.com, Inc	588
10,100	*	Party City Corp	121
308,113		Staples, Inc	6,569
30,376		Tiffany & Co	995
65,459	*	Toys 'R' Us, Inc	1,733
521,071		Walgreen Co	23,964
145,264		World Fuel Services Corp	3,401

		TOTAL MISCELLANEOUS RETAIL	58,495

MOTION PICTURES - 1.13%
600		Carmike Cinemas, Inc	18
1,760,892	*	Liberty Media Corp (Class A)	17,943
11,241		Regal Entertainment Group (Class A)	212
16,388	*	Time Warner Telecom, Inc (Class A)	97
2,051,799	*	Time Warner, Inc	34,286
1,179,695		Walt Disney Co	29,705

		TOTAL MOTION PICTURES	82,261

NONDEPOSITORY INSTITUTIONS - 2.54%
42,023		Advanta Corp (Class A)	1,081
85,626	e	American Capital Strategies Ltd	3,092
782,671	e	American Express Co	41,662
16,300	*	AmeriCredit Corp	416
137,759	e	Capital One Financial Corp	11,022
900		CharterMac	20

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

166,983		CIT Group, Inc	$7,175
9,173	e*	CompuCredit Corp	314
274,072		Countrywide Financial Corp	10,582
4,300	e	Doral Financial Corp	71
563,746		Fannie Mae	32,923
6,775		Federal Agricultural Mortgage Corp (Class C)	149
25,700	*	First Marblehead Corp	901
476,802		Freddie Mac	31,102
808,785	e	MBNA Corp	21,158
33,153		MCG Capital Corp	566
242,367	e*	Providian Financial Corp	4,273
351,951	e	SLM Corp	17,879
705		Westcorp	37
3,300	*	WFS Financial, Inc	167
2,310	*	World Acceptance Corp	69

		TOTAL NONDEPOSITORY INSTITUTIONS	184,659

NONMETALLIC MINERALS, EXCEPT FUELS - 0.13%
99,868	e	Amcol International Corp	1,877
4,400	e	Compass Minerals International, Inc	103
10,000		Florida Rock Industries, Inc	734
100,663		Vulcan Materials Co	6,542

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	9,256

OIL AND GAS EXTRACTION - 3.04%
341,169	e	Anadarko Petroleum Corp	28,027
455,526		Apache Corp	29,427
4,085	*	Atwood Oceanics, Inc	251
11,519	e	Berry Petroleum Co (Class A)	609
12,550		Cabot Oil & Gas Corp (Class A)	435
11,487	*	Cal Dive International, Inc	602
27,184	e*	Callon Petroleum Co	402
54,968	e*	Cheniere Energy, Inc	1,710
203,497		Chesapeake Energy Corp	4,640
46,152	*	Cimarex Energy Co	1,796
21,613	*	Clayton Williams Energy, Inc	648
20,725	*	Comstock Resources, Inc	524
15,757	*	Delta Petroleum Corp	222
87,669	*	Denbury Resources, Inc	3,487
574,584		Devon Energy Corp	29,120
17,038	*	Edge Petroleum Corp	266
4,801	*	Encore Acquisition Co	197
68,159	e*	Energy Partners Ltd	1,786
186,136		ENSCO International, Inc	6,654
349,430	e	EOG Resources, Inc	19,848
170,858		Equitable Resources, Inc	11,618
55,136	*	Forest Oil Corp	2,316
8,897	*	FX Energy, Inc	98
16,582	*	Global Industries Ltd	141
45,337	*	Grey Wolf, Inc	336
55,116	e*	Harvest Natural Resources, Inc	602
103,835		Helmerich & Payne, Inc	4,872
11,390	*	Houston Exploration Co	604
54,692	*	KCS Energy, Inc	950
140,689	e*	Meridian Resource Corp	672

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

67,438	*	Mission Resources Corp	$544
119,240	*	Newfield Exploration Co	4,756
175,395		Noble Energy, Inc	13,269
8,831	*	Oceaneering International, Inc	341
10,571	*	Petroleum Development Corp	337
16,300	*	PetroQuest Energy, Inc	107
128,017		Pioneer Natural Resources Co	5,387
61,817	*	Plains Exploration & Production Co	2,196
75,300		Pogo Producing Co	3,910
122,390	e*	Pride International, Inc	3,145
42,676	e*	Quicksilver Resources, Inc	2,728
68,502	e*	Range Resources Corp	1,843
8,000	*	Remington Oil & Gas Corp	286
77,900		Rowan Cos, Inc	2,314
6,320		RPC, Inc	107
7,000		St. Mary Land & Exploration Co	203
16,278	*	Stone Energy Corp	796
45,433	*	Swift Energy Co	1,627
3,887	*	Syntroleum Corp	40
8,805	*	Tetra Technologies, Inc	280
105,526		Tidewater, Inc	4,023
19,558	*	Toreador Resources Corp	475
431,999	*	Transmontaigne, Inc	4,536
12,425	*	Unit Corp	547
37,825	e*	Veritas DGC, Inc	1,049
73,997		Vintage Petroleum, Inc	2,255
8,105	*	W-H Energy Services, Inc	202
5,505	*	Whiting Petroleum Corp	200
313,786		XTO Energy, Inc	10,666

		TOTAL OIL AND GAS EXTRACTION	221,029

PAPER AND ALLIED PRODUCTS - 0.49%
35,400		Bemis Co	940
16,400		Bowater, Inc	531
21,400	*	Buckeye Technologies, Inc	171
10,000		Chesapeake Corp	209
30,700		Glatfelter	381
323,089		Kimberly-Clark Corp	20,222
6,600		Longview Fibre Co	136
222,749		MeadWestvaco Corp	6,246
13,100		Packaging Corp of America	276
11,200		Potlatch Corp	586
5,700		Rock-Tenn Co (Class A)	72
126,950		Sonoco Products Co	3,364
60,796		Temple-Inland, Inc	2,259

		TOTAL PAPER AND ALLIED PRODUCTS	35,393

PERSONAL SERVICES - 0.00%
1,616		Unifirst Corp	66

		TOTAL PERSONAL SERVICES	66

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

PETROLEUM AND COAL PRODUCTS - 0.52%
120,008	e	Frontier Oil Corp	$3,522
21,091	*	Giant Industries, Inc	759
68,902	e*	Headwaters, Inc	2,369
134,322		Sunoco, Inc	15,270
200,498	e	Valero Energy Corp	15,861

		TOTAL PETROLEUM AND COAL PRODUCTS	37,781

PRIMARY METAL INDUSTRIES - 0.56%
61,885	e*	Aleris International, Inc	1,396
135,325	*	Century Aluminum Co	2,761
3,200	*	CommScope, Inc	56
537,800	*	Corning, Inc	8,938
4,400	*	General Cable Corp	65
40,776		Gibraltar Industries, Inc	756
3,900		Hubbell, Inc (Class B)	172
42,084	*	Lone Star Technologies, Inc	1,915
32,200	*	Maverick Tube Corp	960
44,078		Mueller Industries, Inc	1,195
70,846	*	NS Group, Inc	2,303
162,218		Nucor Corp	7,400
30,445		Quanex Corp	1,614
130,793		Schnitzer Steel Industries, Inc (Class A)	3,100
55,718		Steel Dynamics, Inc	1,463
88,373		Steel Technologies, Inc	1,494
2,000	*	Superior Essex, Inc	35
7,100		Tredegar Corp	111
49,489	*	Wheeling-Pittsburgh Corp	761
270,750		Worthington Industries, Inc	4,278

		TOTAL PRIMARY METAL INDUSTRIES	40,773

PRINTING AND PUBLISHING - 0.47%
5,200	*	Cenveo, Inc	39
41,000		Dow Jones & Co, Inc	1,453
29,750	*	Dun & Bradstreet Corp	1,834
22,352		EW Scripps Co	1,091
10,200		Harte-Hanks, Inc	303
284,484		McGraw-Hill Cos, Inc	12,588
300		Meredith Corp	15
62,536		New York Times Co (Class A)	1,948
10,500	*	Presstek, Inc	119
17,488	e*	R.H. Donnelley Corp	1,084
80,129		R.R. Donnelley & Sons Co	2,765
23,349		Standard Register Co	369
182,762		Tribune Co	6,430
4,756		Washington Post Co (Class B)	3,971

		TOTAL PRINTING AND PUBLISHING	34,009

RAILROAD TRANSPORTATION - 0.21%
19,164	*	Kansas City Southern Industries, Inc	387
489,510		Norfolk Southern Corp	15,155

		TOTAL RAILROAD TRANSPORTATION	15,542

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

REAL ESTATE - 0.00%
8,499		Stewart Enterprises, Inc (Class A)	$56

		TOTAL REAL ESTATE	56

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS- 0.03%
1,200	e*	Applied Films Corp	31
53,851		Cooper Tire & Rubber Co	1,000
5,481	*	Deckers Outdoor Corp	135
13,000	e*	Sealed Air Corp	647
7,251	*	Skechers U.S.A., Inc (Class A)	103
7,000		West Pharmaceutical Services, Inc	196

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,112

SECURITY AND COMMODITY BROKERS - 1.25%
29,610		A.G. Edwards, Inc	1,337
67,631	e*	Ameritrade Holding Corp	1,257
570,443		Charles Schwab Corp	6,435
14,136		Chicago Mercantile Exchange	4,177
3,200		Eaton Vance Corp	77
27,941		Federated Investors, Inc (Class B)	839
148,417		Franklin Resources, Inc	11,425
2,530	e	Gabelli Asset Management, Inc (Class A)	112
215,976	e	Goldman Sachs Group, Inc	22,034
367,606	*	Instinet Group, Inc	1,926
72,720	e	Janus Capital Group, Inc	1,094
35,052		Legg Mason, Inc	3,649
547,929		Merrill Lynch & Co, Inc	30,142
9,505	*	Piper Jaffray Cos	289
36,392		SEI Investments Co	1,359
78,326	e	T Rowe Price Group, Inc	4,903

		TOTAL SECURITY AND COMMODITY BROKERS	91,055

SPECIAL TRADE CONTRACTORS - 0.00%
4,050	*	Comfort Systems U.S.A., Inc	27
2,700	*	Layne Christensen Co	54
2,700	*	Quanta Services, Inc	24

		TOTAL SPECIAL TRADE CONTRACTORS	105

STONE, CLAY, AND GLASS PRODUCTS - 0.06%
2,065	e	Apogee Enterprises, Inc	32
1,122	e*	Cabot Microelectronics Corp	33
8,350		CARBO Ceramics, Inc	659
19,154	e	Eagle Materials, Inc	1,773
1,862	e	Eagle Materials, Inc (Class B)	168
83,512		Gentex Corp	1,520

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,185

TEXTILE MILL PRODUCTS - 0.00%
3,200		Oxford Industries, Inc	138

		TOTAL TEXTILE MILL PRODUCTS	138

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

TRANSPORTATION BY AIR - 0.39%
2,600	e*	Airtran Holdings, Inc	$24
18,300	e*	Alaska Air Group, Inc	544
122,125	e*	AMR Corp	1,479
92,958	*	Continental Airlines, Inc (Class B)	1,234
184,466	*	Delta Air Lines, Inc	694
14,700	*	ExpressJet Holdings, Inc	125
164,124		FedEx Corp	13,296
45,006	*	Frontier Airlines, Inc	465
47,389	*	JetBlue Airways Corp	969
60,245	*	Mesa Air Group, Inc	404
6,600		Skywest, Inc	120
627,375		Southwest Airlines Co	8,739

		TOTAL TRANSPORTATION BY AIR	28,093

TRANSPORTATION EQUIPMENT - 0.63%
7,085	e*	Aftermarket Technology Corp	123
51,000	e	American Axle & Manufacturing Holdings, Inc	1,289
65,430		ArvinMeritor, Inc	1,164
117,096	e	Autoliv, Inc	5,129
53,585		Brunswick Corp	2,321
7,105		Coachmen Industries, Inc	89
177,709		Dana Corp	2,667
687,003		Delphi Corp	3,195
7,200		Federal Signal Corp	112
125,054	*	Fleetwood Enterprises, Inc	1,269
224,750		Genuine Parts Co	9,235
46,368		Greenbrier Cos, Inc	1,257
205,687		Harley-Davidson, Inc	10,202
36,928		Harsco Corp	2,014
23,100		JLG Industries, Inc	635
13,886		Noble International Ltd	327
3,100	*	R&B, Inc	44
10,800		Smith (A.O.) Corp	288
52,456		Standard Motor Products, Inc	692
47,400		Superior Industries International, Inc	1,123
25,384	*	Tenneco Automotive, Inc	422
400		Thor Industries, Inc	13
44,061	e*	TRW Automotive Holdings Corp	1,080
41,471		Wabash National Corp	1,005
1,200		Westinghouse Air Brake Technologies Corp	26
1,600		Winnebago Industries, Inc	52

		TOTAL TRANSPORTATION EQUIPMENT	45,773

TRANSPORTATION SERVICES - 0.05%
77,532		GATX Corp	2,675
1,898	*	HUB Group, Inc	48
17,046	*	RailAmerica, Inc	203
51,165		Sabre Holdings Corp	1,021

		TOTAL TRANSPORTATION SERVICES	3,947

TRUCKING AND WAREHOUSING - 0.36%
374,335		United Parcel Service, Inc (Class B)	25,889

		TOTAL TRUCKING AND WAREHOUSING	25,889

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

WATER TRANSPORTATION - 0.01%
1,700	*	Gulfmark Offshore, Inc	$46
22,369	*	Hornbeck Offshore Services, Inc	606

		TOTAL WATER TRANSPORTATION	652

WHOLESALE TRADE-DURABLE GOODS - 1.90%
162,300		Adesa, Inc	3,533
116,800	e*	Aviall, Inc	3,690
68,947	e	Barnes Group, Inc	2,282
19,700		BorgWarner, Inc	1,057
6,012		Building Materials Holding Corp	417
36,980	*	Castle (A.M.) & Co	572
10,000	*	Cytyc Corp	221
140,200		IKON Office Solutions, Inc	1,333
7,407	e*	Imagistics International, Inc	207
21,600	*	Ingram Micro, Inc (Class A)	338
1,672,542		Johnson & Johnson	108,715
2,400	*	Keystone Automotive Industries, Inc	59
10,266	*	Navarre Corp	82
29,884		Omnicare, Inc	1,268
1,400		Owens & Minor, Inc	45
58,324	*	Patterson Cos, Inc	2,629
2,500	*	PSS World Medical, Inc	31
45,236		Reliance Steel & Aluminum Co	1,677
198,467	e	Ryerson Tull, Inc	2,832
84,452	*	Sycamore Networks, Inc	291
3,500	*	Tech Data Corp	128
25,700	*	Tyler Technologies, Inc	194
217,570	e*	Visteon Corp	1,312
92,400		W.W. Grainger, Inc	5,063

		TOTAL WHOLESALE TRADE-DURABLE GOODS	137,976

WHOLESALE TRADE-NONDURABLE GOODS - 0.77%
29,572	e*	Allscripts Healthcare Solutions, Inc	491
298,435	e	Cardinal Health, Inc	17,184
800	*	Dean Foods Co	28
87,798	*	Endo Pharmaceuticals Holdings, Inc	2,307
21,570	*	Henry Schein, Inc	896
267,603	e	McKesson Corp	11,986
6,600	*	Men's Wearhouse, Inc	227
58,038	*	Metals USA, Inc	1,104
30,700		Nike, Inc (Class B)	2,659
36,324	e*	Priority Healthcare Corp (Class B)	921
2,220		Reebok International Ltd	93
271,210		Safeway, Inc	6,127
700	*	Smart & Final, Inc	9
17,900		Stride Rite Corp	247
10,500		Supervalu, Inc	342
310,300		Sysco Corp	11,230
160	*	TreeHouse Foods, Inc	5

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	55,856

		TOTAL COMMON STOCKS	4,353,215
		(Cost $3,237,605)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 11.76%
COMMERCIAL PAPER - 3.26%
$ 30,000,000	d	Goldman Sachs Group, Inc	3.100	07/15/05	$29,962
29,900,000	c,d	Hewlett Packard Co	3.160	07/29/05	29,823
30,000,000	c	Kimberly-Clark Worldwide, Inc	3.080	07/11/05	29,973
20,500,000	c	Pepsico, Inc	3.180	07/25/05	20,455
20,600,000	c	Pfizer, Inc	3.060	07/13/05	20,578
32,000,000	c	Procter & Gamble Co	3.220	07/27/05	31,925
30,000,000	c,d	SBC Communications, Inc	3.150	07/19/05	29,951
12,200,000	c	Stanley Works/The	3.250	08/11/05	12,154
32,100,000	d	Verizon Network Funding	3.150	07/06/05	32,085

		TOTAL COMMERCIAL PAPER			236,906

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 5.07%
		Federal Home Loan Bank Discount Notes (FHLB)
30,000,000			2.980	07/05/05	29,990
30,000,000			3.010	07/08/05	29,981
30,000,000	d		2.970	07/14/05	29,966
25,300,000			3.215	08/17/05	25,192
		Federal Home Loan Mortgage Corp (FHLMC)
5,200,000			2.550	07/01/05	5,200
33,100,000			3.090	07/12/05	33,068
33,444,000	d		3.150	07/22/05	33,382
30,600,000	d		3.205	07/26/05	30,532
32,400,000	d		3.180	08/01/05	32,309
		Federal National Mortgage Association (FNMA)
22,900,000			2.970	07/01/05	22,900
40,000,000	d		3.020	07/18/05	39,941
26,800,000			3.170	07/20/05	26,755
30,000,000	d		3.020	07/21/05	29,947

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			369,163

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.43%
REPURCHASED AGREEMENTS - 3.43%
89,877,000		Bear Stearns & Co. 3.380% Dated 06/30/2005,			89,885
		Due 07/01/2005 In The Amount Of $89,885,438
		Fully Collateralized as follows:
		Federal Farm Credit Bank (FFCB) 2.375% -5.450%, 10/02/2006-04/21/2020		33,531,354
		Federal Home Loan Bank (FHLB) 2.625% - 5.550%, 03/20/2007 - 05/04/2015		37,099,536
		Federal National Mortgage Association (FNMA) 3.550% - 4.250%, 01/30/2007 - 05/15/2010		21,233,711

		Total Market Value		91,864,601
68,016,000		Morgan Stanely & Co, Inc 3.350% Dated 06/30/2005,			68,022
		Due 07/01/2005 In The Amount Of $68,022,329
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 0.00%, 12/22/2006 - 04/16/2019		57,137,782
		Federal Home Loan Mortgage Corp (FHLMC) 0.000% , 04/08/2019		4,054,216
		Federal National Mortgage Association (FNMA) 0.00% - 3.750%, 03/15/2007 - 05/17/2007		8,185,091

		Total Market Value		69,377,089

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			MATURITY
PRINCIPAL		RATE	DATE	VALUE (000)

$ 7,056,000	Goldman Sachs & Co. 3.350% Dated 06/30/2005,			$7,057
	Due 07/01/2005 In The Amount Of $7,056,657
	Fully Collateralized as follows:
	Federal National Mortgage Association (FNMA) 3.550%, 11/15/2007		7,197,415

	Total Market Value		7,197,415
85,000,000	Merrill Lynch & Co. Inc, 3.350% Dated 06/30/2005,			85,008
	Due 07/01/2005 In The Amount Of $85,007,910
	Fully Collateralized as follows:
	Federal National Mortgage Association (FNMA) 3.550%, 11/15/2007		86,703,559

	Total Market Value		86,703,559
	TOTAL INVESTMENT OF CASH COLLATERAL
	FOR SECURITIES LOANED			249,972

	TOTAL SHORT-TERM INVESTMENTS			856,041
	(Cost $856,069)

	TOTAL PORTFOLIO - 110.66%			8,051,846
	(Cost $6,898,055)
	OTHER ASSETS AND LIABILITIES, NET- (10.66%)			(775,391)

	NET ASSETS - 100%			$7,276,455

*	Non-income producing
c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a
delayed delivery basis.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration
to qualified institutional buyers.
At June 30, 2005, the value of these securities amounted to $255,242,308 or 3.51% of net assets.
h	These securities were purchased on a delayed delivery basis.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
v	Security valued at fair value.
+	As provided by Moody's Investors Service (Unaudited)

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

College Retirement Equities Fund - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION LINKED BOND ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2005
				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

GOVERNMENT BONDS - 98.92%
U.S. TREASURY SECURITIES - 98.92%
		U.S. Treasury Inflation Indexed Bonds
$216,033,568	e,k		3.375	01/15/07	$222,970
247,473,969	e,k		3.625	01/15/08	261,956
232,690,963	k		3.875	01/15/09	253,233
161,420,189	k		4.250	01/15/10	181,674
262,265,394	e,k		0.875	04/15/10	255,790
156,135,930	k		3.500	01/15/11	173,091
86,368,209	k		3.375	01/15/12	96,490
304,630,515	k		3.000	07/15/12	334,737
267,368,475	k		1.875	07/15/13	273,218
270,801,117	k		2.000	01/15/14	279,009
239,355,251	k		2.000	07/15/14	246,648
261,555,640	k		1.625	01/15/15	260,617
242,797,468	e,k		2.375	01/15/25	266,016
246,606,052	k		3.625	04/15/28	331,646
281,704,399	e,k		3.875	04/15/29	396,367
68,927,866	e,k		3.375	04/15/32	93,893

		TOTAL U.S. TREASURY SECURITIES			3,927,355

		TOTAL GOVERNMENT BONDS			3,927,355
		(Cost$ 3,708,505)

SHORT-TERM INVESTMENTS - 2.11%
COMMERCIAL PAPER - 0.04%
1,600,000		UBS Finance, (Delaware), Inc	3.390	07/01/05	1,600

		TOTAL COMMERCIAL PAPER			1,600

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.07%
		REPURCHASED AGREEMENTS - 2.07%
25,000,000		Bear Stearns & Co. 3.380% Dated 06/30/2005,			25,002
		Due 07/01/2005 In The Amount Of $25,002,347
		Fully Collateralized as follows:
		Federal Farm Credit Bank (FFCB) 5.450% , 04/21/2020		$2,465,094
		Federal Home Loan Bank (FHLB) 2.375% -5.500%, 10/02/2006 - 06/16/2015		17,181,448
		Federal National Mortgage Association (FNMA) 3.550% - 4.250%, 01/30/2007 - 05/15/2010		5,906,325

		Total Market Value		25,552,867
5,263,000		Goldman Sachs & Co.3.350% Dated 06/30/2005,			5,264
		Due 07/01/2005 In The Amount Of $5,263,490
		Fully Collateralized as follows:
		Federal National Mortgage Association (FNMA) 3.550%, 11/15/2007		5,368,480

		Total Market Value		5,368,480

14,737,000		Goldman Sachs & Co.3.350% Dated 06/30/2005,			14,738
		Due 07/01/2005 In The Amount Of $14,738,371
		Fully Collateralized as follows:
		Federal National Mortgage Association (FNMA) 3.550%, 11/15/2007		15,032,357

		Total Market Value		15,032,357

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

			MATURITY
PRINCIPAL		RATE	DATE	VALUE (000)

$15,000,000		Merrill Lynch & Co. Inc, 3.350% Dated 06/30/2005,		$15,001
		Due 07/01/2005 In The Amount Of $15,001,396
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 0.000% - 6.00%, 08/04/2005 - 11/15/2024	12,600,958
		Federal National Mortgage Association (FNMA) 0.000% - 3.750%, 03/15/2007 - 04/08/2019	2,699,212

		Total Market Value	15,300,170
10,263,000		Morgan Stanley & Co. Inc, 3.350% Dated 06/30/2005,		10,264
		Due 07/01/2005 In The Amount Of $10,468,376
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 0.000% - 6.000%, 08/04/2005 - 11/15/2024	8,621,575
		Federal Home Loan Mortgage Corp (FHLMC) 0.000%, 04/08/2019	611,745
		Federal National Mortgage Association (FNMA) 0.000% - 3.750%, 03/15/2007 - 05/17/2007	1,235,056

		Total Market Value	10,468,376
11,984,000		Morgan Stanley & Co. Inc, 3.350% Dated 06/30/2005,		11,985
		Due 07/01/2005 In The Amount Of $11,985,115
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 0.000% - 6.000% , 08/04/2005- 11/15/2024	10,067,325
		Federal Home Loan Mortgage Corp (FHLMC) 0.000%, 04/08/2019	714,328
		Federal National Mortgage Association (FNMA) 0.000% - 3.750%, 03/15/2007 - 05/17/2007	1,442,163

		Total Market Value	12,223,816
		TOTAL INVESTMENT OF CASH COLLATERAL
		FOR SECURITIES LOANED		82,254

		TOTAL SHORT TERM SECURITIES		83,854
		(Cost $83,855)
		TOTAL PORTFOLIO - 101.03%		4,011,209
		(Cost $3,792,360)

		OTHER ASSETS AND LIABILITIES, NET - (1.03%)		(41,107)

		NET ASSETS - 100%		$3,970,102

	e	All or a portion of these securities are out on loan.
	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Accounts use more specific industry categories in following
		their investment limitations on industry concentration.

Item 11. Controls and Procedures.

     (a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

     (b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant's first fiscal half-year that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

11(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

11(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

11(b) Section 906 certification.(EX-99.906CERT)

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date: August 11, 2005	By:	/s/ Herbert M. Allison, Jr.

Herbert M. Allison, Jr.
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 11, 2005	By:	/s/ Herbert M. Allison, Jr.

Herbert M. Allison, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: August 11, 2005	By:	/s/ Russell Noles

Russell Noles
Vice President and Acting Chief Financial
Officer, Teachers Insurance and Annuity
Association of America
(acting principal financial officer)

EXHIBIT LIST

Item 11. Exhibits.

11(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

11(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

11(b) Section 906 certification (EX-99.906CERT)